      MERCURY ADVISORS SP 500 INDEX FUND, a Series of
                OPPENHEIMER SELECT MANAGERS
        6803 South Tucson Way, Centennial, CO 80112
                       1.800.708.7780

         NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
               TO BE HELD ON OCTOBER 10, 2003

To the  Shareholders of Mercury Advisors SP 500 Index Fund,
a series of Oppenheimer Select Managers:

Notice  is  hereby  given  that  a  Special  Meeting  of the
Shareholders  of  Mercury  Advisors  SP 500 Index  Fund,  a
series of Oppenheimer  Select  Managers,  ("MASP  Fund"),  a registered  investment  management company,  will be held at
6803 South  Tucson Way,  Centennial,  CO 80112 at 1:00 p.m.,
Mountain  time,  on October 10,  2003,  or any  adjournments thereof (the "Meeting"), for the following purposes:

1. To  approve  an  Agreement  and  Plan  of  Reorganization between  MASP  Fund and  Oppenheimer  Main  Street  Fund,  a series of Oppenheimer Main Street Funds,  Inc. ("Main Street
Fund"),   and   the   transactions   contemplated   thereby,
including (a) the transfer of  substantially  all the assets of MASP Fund to Main Street  Fund in  exchange  for Class A,
Class B, Class C, Class N and Class Y shares of Main  Street
Fund,  (b) the  distribution  of these shares of Main Street
Fund to the  corresponding  Class A, Class B, Class C, Class
N  and  Class  Y  shareholders  of  MASP  Fund  in  complete liquidation  of MASP  Fund and (c) the  cancellation  of the outstanding  class shares of MASP Fund (all of the foregoing being referred to as the "Proposal").

2. To act upon  such  other  matters  as may  properly  come before the Meeting.

Shareholders  of record at the close of business of July 29,
2003  are  entitled  to  notice  of,  and to  vote  at,  the
Meeting.  The  Proposal  is  more  fully  discussed  in  the
Prospectus  and Proxy  Statement.  Please read it  carefully before telling us, through your proxy or in person,  how you wish  your  shares to be voted.  The  Board of  Trustees  of
MASP Fund  recommends  a vote in favor of the  Proposal.  WE
URGE YOU TO SIGN, DATE AND MAIL THE ENCLOSED PROXY PROMPTLY.

By Order of the Board of Trustees,
      Robert G. Zack, Secretary
      August 25, 2003

------------------------------------------------------------
Shareholders  who do not  expect to attend the  Meeting  are requested to indicate  voting  instructions  on the enclosed proxy and to date,  sign and  return it in the  accompanying
postage-paid   envelope.   To  avoid  unnecessary  duplicate
mailings,  we ask your  cooperation in promptly mailing your proxy no matter how large or small your holdings may be.

               OPPENHEIMER MAIN STREET FUND,
      A SERIES OF OPPENHEIMER MAIN STREET FUNDS, INC.
        6803 South Tucson Way, Centennial, CO 80112
                       1.800.708.7780

          COMBINED PROSPECTUS AND PROXY STATEMENT
                   DATED AUGUST 25, 2003

Acquisition of the Assets of MERCURY ADVISORS SP 500 INDEX
       FUND, a series of OPPENHEIMER SELECT MANAGERS

 By and in exchange for Class A, Class B, Class C, Class N
                   and Class Y shares of
               OPPENHEIMER MAIN STREET FUND,
      A SERIES OF OPPENHEIMER MAIN STREET FUNDS, INC.

      This combined  Prospectus and Proxy Statement solicits
proxies from the  shareholders  of Mercury  Advisors SP 500
Index Fund, a series of Oppenheimer  Select  Managers ("MASP
Fund")  to be voted at a  Special  Meeting  of  Shareholders
(the  "Meeting")  to  approve  the  Agreement  and  Plan  of
Reorganization  (the  "Reorganization  Agreement")  and  the
transactions  contemplated  thereby  (the  "Reorganization")
between  MASP  Fund and  Oppenheimer  Main  Street  Fund,  a series of Oppenheimer Main Street Funds,  Inc. ("Main Street
Fund").   This  combined   Prospectus  and  Proxy  Statement
constitutes  the  Prospectus  of Main  Street  Fund  and the
Proxy  Statement  of MASP  Fund  filed on Form N-14 with the
Securities    and   Exchange    Commission    ("SEC").    If
shareholders  vote to approve the  Reorganization  Agreement and the Reorganization,  the net assets of MASP Fund will be acquired  by and in  exchange  for  shares  of  Main  Street
Fund.   The   Meeting   will  be  held  at  the  offices  of
OppenheimerFunds,   Inc.   at   6803   South   Tucson   Way,
Centennial,  CO  80112  at  1:00  p.m.,  Mountain  Time,  on
October 10, 2003 or any  adjournment  thereof.  The Board of
Trustees of MASP Fund is soliciting  these proxies on behalf of MASP  Fund.  This  Prospectus  and Proxy  Statement  will first be sent to shareholders on or about August 25, 2003.

      If   the    shareholders    vote   to   approve    the
Reorganization  Agreement,  you will receive  Class A shares of Main  Street  Fund  equal in value to the value as of the business  day  preceding  the Closing  Date (as such term is defined in the Reorganization Agreement,  attached hereto as
Exhibit A) of the  Reorganization  (the "Valuation Date") of
your  Class A shares  of MASP  Fund;  Class B shares of Main
Street Fund equal in value to the value as of the  Valuation
Date of your Class B shares of MASP Fund;  Class C shares of
Main  Street  Fund  equal in  value  to the  value as of the
Valuation Date of your Class C shares of MASP Fund;  Class N shares of Main  Street  Fund  equal in value to the value as of the  Valuation  Date of your  Class N shares of MASP Fund and Class Y shares  of Main  Street  Fund  equal in value to the value as of the  Valuation  Date of your  Class Y shares of  MASP  Fund.  MASP  Fund  will  then  be  liquidated  and de-registered  under the Investment Company Act of 1940 (the
"Investment Company Act").

      Main Street Fund's  investment  objective is to seek a
high  total  return.  Main  Street  Fund  invests  mainly in common stocks of U.S. companies of different  capitalization
ranges,    presently   focusing   on    large-capitalization
issuers.  It can  also buy  debt  securities,  such as bonds and  debentures,  but does  not  currently  emphasize  these investments.

      This Prospectus and Proxy Statement gives  information
about  Class A, Class B, Class C, Class N and Class Y shares of Main Street  Fund that you should know before  investing.
You should  retain it for future  reference.  A Statement of
Additional   Information   relating  to  the  Reorganization
described  in this  Prospectus  and Proxy  Statement,  dated
August  25,  2003  (the  "Proxy   Statement  of   Additional
Information")  has  been  filed  with the SEC as part of the
Registration  Statement  on  Form  N-14  (the  "Registration
Statement")  and is  incorporated  herein by reference.  You may  receive a copy free of charge  by  written  request  to
OppenheimerFunds  Services  (the  "Transfer  Agent") at P.O.
Box 5270,  Denver Colorado 80217 or by calling the toll-free number  1.800.708.7780.  The Proxy  Statement of  Additional
Information   incorporates   by  reference   the   following
documents:   (i)  audited   financial   statements  for  the
12-month   period  ended  August  31,  2002,  and  unaudited
financial   statements   for  the  six-month   period  ended
February  28,  2003,  of  Main  Street  Fund;  (ii)  audited financial  statements for the 12-month period ended December
31,  2002,  and  unaudited  financial   statements  for  the
six-month  period ended June 30, 2003,  of MASP Fund;  (iii)
Main Street Fund Statement of Additional Information,  dated
October 23, 2002, as  supplemented  April 30, 2003; and (iv)
a   Prospectus   for  MASP  Fund,   dated  March  28,  2003,
supplemented  May 7, 2003 and May 19, 2003 and (v) MASP Fund
Statement of Additional Information dated March 28, 2003.

   The  Prospectus  of Main  Street  Fund dated  October 23,
2002, as supplemented  April 30, 2003, is enclosed  herewith
and   considered  a  part  of  this   Prospectus  and  Proxy
Statement  and is intended  to provide you with  information about Main Street Fund.

   The following  documents have been filed with the SEC and
are  available  without  charge upon written  request to the
Transfer Agent at the address  specified above or by calling the  toll-free  number  shown above:  (i) a  Prospectus  for
MASP Fund,  dated March 28, 2003,  supplemented  May 7, 2003
and  May  19,   2003;   (ii)  a  Statement   of   Additional
Information  for MASP Fund,  dated March 28, 2003; and (iii)
a Statement of Additional  Information for Main Street Fund,
dated October 23, 2002, as supplemented April 30, 2003.

Mutual fund shares are not  deposits or  obligations  of any bank,  and are not  insured  or  guaranteed  by the  Federal
Deposit Insurance  Corporation or any other U.S.  government
agency.   Mutual  fund  shares  involve   investment   risks
including the possible loss of principal.

As with  all  mutual  funds,  the SEC  has not  approved  or disapproved  these securities or passed upon the adequacy of this Prospectus and Proxy Statement.  Any  representation to the contrary is a criminal offense.

This  Prospectus  and Proxy  Statement  is dated  August 25,
2003.

                     TABLE OF CONTENTS
          COMBINED PROSPECTUS AND PROXY STATEMENT

Page
----

SYNOPSIS
   What am I being asked to vote on?......................................6
   What   are   the   general   tax   consequences   of  the
Reorganization?...........................................................7
Comparisons of Some Important Features.....................................7
   How do the  investment  objectives  and  policies  of the
Funds compare?.................................................7
   Who Manages the Funds?..................................................8
   What are the fees and  expenses  of each  Fund and  those
expected after the Reorganization?........................................8
   Where can I find  more  financial  information  about the
Funds?.....................................................................12
   What are the capitalizations of the Funds and what would

      Purchases,    Redemptions,    Exchanges    and   other
Shareholder Services.......................................................22
      Dividends and Distributions..........................................23
What are the Principal Risks of an Investment in Masp fUND

   What  should  I know  about  Class A,  Class B,  Class C,
Class N and Class Y shares of each Fund?.................................. 27
Comparison of Investment Objectives and Policies...........................27
   Are there any significant differences between the
     investment objectives and strategies of the Funds?....................28
   What are the Main Risks  Associated with an Investment in
the Funds?.................................................................28
   How do the Investment Policies of the Funds Compare?....................28
   What are the fundamental  investment  restrictions of the
Funds?.....................................................................32
   How do the Account Features and Shareholder  Services for

                     TABLE OF CONTENTS

Page
----

Voting Information
   How   many   votes   are   necessary   to   approve   the

Exhibit  A -  Agreement  and Plan of  Reorganization  by and
between Oppenheimer Select
Managers   Mercury   Advisors   SP  500   Index   Fund  and
Oppenheimer Main Street Fund...............................................A1
Enclosures:
Prospectus  of  Oppenheimer  Main Street Fund dated  October
23, 2002, as supplemented
April 30, 2003
Semi-Annual  Report of  Oppenheimer  Main  Street Fund dated
February 28, 2003
(available   without   charge  upon   request,   by  calling
1.800.708.7780).

                         SYNOPSIS

.......This  is  only  a  summary  and  is  qualified  in its entirety by the more  detailed  information  contained in or incorporated  by  reference  in this  Prospectus  and  Proxy
Statement  and  by the  Reorganization  Agreement  which  is
attached  as  Exhibit  A.   Shareholders   should  carefully
review  this   Prospectus   and  Proxy   Statement  and  the
Reorganization   Agreement   in  their   entirety   and,  in
particular,  the  current  Prospectus  of Main  Street  Fund which  accompanies  this  Prospectus and Proxy Statement and is incorporated herein by reference.

   If shareholders of MASP Fund approve the  Reorganization,
the net  assets  of MASP Fund  will be  transferred  to Main
Street  Fund,  in  exchange  for an equal value of shares of
Main Street  Fund.  The shares of Main Street Fund will then be distributed to MASP Fund  shareholders and MASP Fund will be liquidated.  As a result of the Reorganization,  you will cease to be a  shareholder  of MASP  Fund and will  become a shareholder  of Main Street  Fund.  For  Federal  income tax purposes,  the holding  period of your MASP Fund shares will be  carried  over  to the  holding  period  for  shares  you
receive  in  connection   with  the   Reorganization.   This
exchange  will  occur on the  Closing  Date (as such term is
defined  in  the  Agreement   and  Plan  of   Reorganization
attached hereto as Exhibit A) of the Reorganization.

What am I being asked to vote on?

      Your  Fund's  Administrator,   OppenheimerFunds,  Inc.
(the  "Administrator"),  proposed to the Board of Trustees a
Reorganization  of your Fund,  MASP Fund, with and into Main
Street  Fund so that  shareholders  of MASP Fund may  become shareholders of a  substantially  larger fund with generally
more   favorable   long-term   performance   and  investment
policies  similar to those of their current Fund.  The Board considered  the  differences  in  investment  objective  and focus,  discussed  below. The Board also considered the fact
that  the  surviving   fund  has  lower  overall   operating
expenses.  In  addition,  the  Board  considered  that  both
Funds  have  Class A,  Class B, Class C, Class N and Class Y shares offered under  identical  sales charge  arrangements.
The  Board  also  considered  that  the   Reorganization  is
expected  to be a tax-free  reorganization,  and there would
be   no   sales   charge    imposed   in    effecting    the
Reorganization.   In   addition,   due  to  the   relatively
moderate  costs of the  Reorganization,  the  Boards of both
Funds concluded that neither Fund would experience  dilution as a result of the Reorganization.

      A  Reorganization  of MASP  Fund  with and  into  Main
Street Fund is  recommended  by the  Administrator  based on the fact that both Funds have similar  investment  practices and industry sector weightings.

      At a  meeting  held on April  28,  2003,  the Board of
Trustees of MASP Fund approved a Reorganization  transaction that  will,  if  approved  by  shareholders,  result  in the transfer  of the  net  assets  of MASP  Fund to Main  Street
Fund,  in  exchange  for an equal  value of  shares  of Main
Street  Fund.  The shares of Main  Street  Fund will then be distributed  to MASP  Fund  shareholders  and MASP Fund will
subsequently   be   liquidated.   As   a   result   of   the
Reorganization,  you will cease to be a shareholder  of MASP
Fund and will  become a  shareholder  of Main  Street  Fund.
For Federal income tax purposes,  the holding period of your
MASP Fund shares will be carried over to the holding  period
for   shares   you   receive   in   connection    with   the
Reorganization.  This  exchange  will  occur on the  Closing
Date of the Reorganization.

      Approval of the Reorganization  means you will receive
Class A shares  of Main  Street  Fund  equal in value to the value as of the  Valuation  Date of your  Class A shares  of
MASP  Fund;  Class B shares  of Main  Street  Fund  equal in value to the value as of the Valuation  Date of your Class B shares  of MASP  Fund;  Class C shares of Main  Street  Fund equal  in value to the  value  as of the  Valuation  Date of your  Class C shares  of MASP  Fund;  Class N shares of Main
Street Fund equal in value to the value as of the  Valuation
Date of your  Class N shares of MASP Fund and Class Y shares of Main  Street  Fund  equal in value to the value as of the
Valuation  Date of your  Class Y shares  of MASP  Fund.  The shares  you  receive  will  be  issued  at net  asset  value without  a  sales  charge  or the  payment  of a  contingent deferred sales charge  ("CDSC"),  although if your shares of
MASP  Fund are  subject  to a CDSC,  your Main  Street  Fund shares  will  continue  to  be  subject  to  the  same  CDSC applicable  to your shares,  and the period during which you held your  MASP  Fund  shares  will  carryover  to your Main
Street Fund  shares for  purposes  of  determining  the CDSC holding period.

      For the  reasons  set  forth in the  "Reasons  for the
Reorganization"  section  below,  the Board of MASP Fund has determined that the  Reorganization is in the best interests of the shareholders of MASP Fund.

       THE BOARD OF TRUSTEES RECOMMENDS THAT YOU VOTE
    TO APPROVE THE AGREEMENT AND PLAN OF REORGANIZAITON

What are the general tax consequences of the Reorganization?

      It is expected that  shareholders of MASP Fund who are
U.S.  citizens  will  not  recognize  any  gain or loss  for federal income tax purposes,  as a result of the exchange of their  shares for shares of Main  Street  Fund.  You should, however,  consult your tax advisor  regarding the effect, if any,  of the  Reorganization  in  light  of your  individual circumstances.  You should  also  consult  your tax  advisor
about  state  and  local  tax   consequences.   For  further
information    about   the   tax    consequences    of   the
Reorganization,    please   see   "Information   About   the
Reorganization-What   are  the  Tax   Consequences   of  the
Reorganization?" below.

           Comparisons of Some Important Features

How do the  investment  objectives and policies of the Funds compare?

      Through its master/feeder  structure  described below,
MASP Fund seeks to match the  performance  of the Standard
Poor's  500  Composite  Stock  Price  Index  (the  "SP  500
Index") as closely as possible  before the deduction of Fund expenses.  Main Street Fund seeks a high total return.

      In  seeking  its  investment   objective,   MASP  Fund
invests  all of its  assets  in the  Master  SP  500  Index
Series of the Quantitative  Master Series Trust (the "Master
Fund")  that has the  same  goals as the  Fund.  The  Master
Fund  invests  at least 80% of its assets  (plus  borrowings for  investment  purposes) in securities or other  financial instruments,  in or correlated  with, the SP 500 Index. All
investments  are made by the Master Fund.  This structure is sometimes referred to as a "master/feeder"  structure.  Main
Street  Fund  invests   mainly  in  common  stocks  of  U.S.
companies  of  different  capitalization  ranges,  presently focusing on large  capitalization  issuers.  It can also buy debt securities,  such as bonds and debentures, but does not currently emphasize these investments.

      Please refer to the Annual and Semi-Annual  Reports of
both Funds for a complete  listing  of the  investments  for each Fund.

Who Manages the Funds?

      The  day-to-day  management  of the  portfolio and the
business   and   affairs   of  Main   Street   Fund  is  the
responsibility of the investment manager,  OppenheimerFunds,
Inc. (the  "Manager").  Fund Asset  Management  L.P.,  doing business as Mercury Advisors,  is the investment  adviser to the Master Fund (the  "Adviser")  and handles the day-to-day
portfolio   management  of  MASP  Fund.  The   Administrator
maintains  certain  books and records on behalf of MASP Fund and prepares certain reports  pursuant to an  Administrative
Agreement  with the  Master  Fund on  behalf  of MASP  Fund.
Main  Street  Fund is a series of  Oppenheimer  Main  Street
Funds, Inc., and an open-end  management  investment company organized as a Maryland  corporation  in 1987.  It commenced operations  on  February  3, 1988.  MASP Fund is a series of
Oppenheimer  Select Managers,  an open-end,  non-diversified management  investment  company with an unlimited  number of authorized  shares of  beneficial  interest  organized  as a
Massachusetts  business  trust  on  November  10,  2000.  It commenced  operations  on February 16, 2001.  Both Funds are
governed  by  a  Board  of   Directors/Trustees,   which  is
responsible  for  protecting  the interests of  shareholders under Maryland and  Massachusetts  law,  respectively.  Both
Funds are located at 6803 South Tucson Way,  Centennial,  CO
80112.

      The Manager,  located at 498 Seventh Avenue, New York,
New York 10018,  acts as  investment  advisor to Main Street
Fund.  MASP  Fund  is  managed  by  the  Adviser,  which  is located at 800 Scudders Road, Plainsboro, NJ  08536.

      The  portfolio   managers  of  Main  Street  Fund  are
Charles  Albers and Nikolaos  Monoyios.  Both Mr. Albers and
Mr.  Monoyios  are  employees  of the  Manager and have been portfolio  managers  of  the  Fund  since  April  1998.  The
portfolio   managers  are  primarily   responsible  for  the
selection of MASP Fund's portfolio securities.

      MASP  Fund  is  managed   by  a  team  of   investment
professionals  who are  employed by the  Adviser.  They have managed the Fund's  portfolio  since  inception  in November
2001.

      Additional   information   about  the  Funds  and  the
Manager  is set forth  below in  "Comparison  of  Investment
Objectives and Policies."

What are the  Fees  and  Expenses  of each  Fund  and  those expected after the Reorganization?

      MASP Fund and Main  Street  Fund each pay a variety of
expenses directly for administration,  distribution of their shares and other  services  and,  in the case of Main Street
Fund,  management of assets.  Those  expenses are subtracted from each Fund's  assets to  calculate  the Fund's net asset value  per  share.  MASP Fund pays  indirectly  through  its investments  in  the  Master  Fund  for  management  of  its
assets.   Shareholders   pay  these   expenses   indirectly.
Shareholders  for both  Funds pay other  expenses  directly, such as sales charges.

      The   following   tables  are  provided  to  help  you
understand  and compare the fees and  expenses of  investing in  shares  of MASP  Fund  with  the fees  and  expenses  of investing  in  shares  of Main  Street  Fund.  The pro forma expenses  of the  surviving  Main  Street Fund show what the fees and expenses are expected to be after giving  effect to
the   Reorganization.   Unless  otherwise   indicated,   all
amounts  shown are a percentage  of average daily net assets of each class of shares of the Funds.

                    PRO FORMA FEE TABLE
           For the 12 month period ended 3/31/03

------------------------------------------------------------------------------------
                                                                 Pro          Forma
                            ----------------- Main Street Fund   Surviving
                            MASP Fund         Class A shares     Main Street Fund
                            Class A shares                       Class A shares
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Shareholder  Transaction  Expenses  (charges  paid  directly  from a  shareholder's investment):
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Maximum     Sales    Charge       5.75%             5.75%              5.75%
(Load) on  purchases  (as a
% of offering price)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Maximum    Deferred   Sales
Charge  (Load)  (as  a % of
the  lower of the  original       None1             None1              None1
Offering      price      or
Redemption proceeds)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Annual Fund  Operating  Expenses  (deducted  from Fund assets) (as a percentage  of average daily net assets):
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Management Fees                  0.005%             0.46%              0.46%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Distribution         and/or       0.24%             0.25%              0.25%
Service
(12b-1) Fees
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Other Expenses5                   1.62%             0.28%              0.28%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Total   Annual    Operating      1.865%             0.99%              0.99%
Expenses
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
                                                                 Pro          Forma
                            MASP Fund         Main Street Fund   Surviving
                            Class B shares    Class B shares     Main Street Fund
                                                                 Class B shares
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Shareholder  Transaction  Expenses  (charges  paid  directly  from a  shareholder's investment):
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Maximum     Sales    Charge       None               None               None
(Load) on  purchases  (as a
% of offering price)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Maximum    Deferred   Sales
Charge  (Load)  (as  a % of
the  lower of the  original        5%2               5%2                5%2
Offering      price      or
Redemption proceeds)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Annual Fund  Operating  Expenses  (deducted  from Fund assets) (as a percentage  of average daily net assets):
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Management Fees                  0.005%             0.46%              0.46%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Distribution and/or Service       1.00%             1.00%              1.00%
(12b-1) Fees
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Other Expenses5                   1.41%             0.33%              0.33%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Total   Annual    Operating      2.415%             1.79%              1.79%
Expenses
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
                                                                 Pro          Forma
                            MASP Fund         Main Street Fund   Surviving
                            Class C shares    Class C shares     Main Street Fund
                                                                 Class C shares
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Shareholder  Transaction  Expenses  (charges  paid  directly  from a  shareholder's investment):
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Maximum     Sales    Charge       None               None               None
(Load) on  purchases  (as a
% of offering price)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Maximum    Deferred   Sales
Charge  (Load)  (as  a % of
the  lower of the  original        1%3               1%3                1%3
Offering      price      or
Redemption proceeds)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Annual Fund  Operating  Expenses  (deducted  from Fund assets) (as a percentage  of average daily net assets)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Management Fees                  0.005%             0.46%              0.46%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Distribution and/or Service       1.00%             1.00%              1.00%
(12b-1) Fees
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Other Expenses5                   1.19%             0.29%              0.29%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Total   Annual    Operating      2.195%             1.75%              1.75%
Expenses
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
                                                                 Pro          Forma
                            MASP Fund         Main Street Fund   Surviving
                            Class N shares    Class N shares     Main Street Fund
                                                                 Class N shares
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Shareholder  Transaction  Expenses  (charges  paid  directly  from a  shareholder's investment):
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Maximum     Sales    Charge       None               None               None
(Load) on  purchases  (as a
% of offering price)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Maximum    Deferred   Sales
Charge  (Load)  (as  a % of
the  lower of the  original        1%4               1%4                1%4
Offering      price      or
Redemption proceeds)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Annual Fund  Operating  Expenses  (deducted  from Fund assets) (as a percentage  of average daily net assets):
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Management Fees                  0.005%             0.46%              0.46%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Distribution and/or Service       0.50%             0.50%              0.50%
(12b-1) Fees
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Other Expenses5                   1.05%             0.12%              0.12%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Total   Annual    Operating      1.555%             1.08%              1.08%
Expenses
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
                                                                 Pro          Forma
                            MASP Fund         Main Street Fund   Surviving
                            Class Y shares    Class Y shares     Main Street Fund
                                                                 Class Y shares
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Shareholder  Transaction  Expenses  (charges  paid  directly  from a  shareholder's investment)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Maximum     Sales    Charge       None               None               None
(Load) on  purchases  (as a
% of offering price)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Maximum    Deferred   Sales
Charge  (Load)  (as  a % of
the  lower of the  original       None               None               None
Offering      price      or
Redemption proceeds)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Annual Fund  Operating  Expenses  (deducted  from Fund assets) (as a percentage  of average daily net assets)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Management Fees                  0.005%             0.46%              0.46%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Distribution and/or Service        N/A               N/A                N/A
(12b-1) Fees
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Other Expenses5                   2.68%             0.45%              0.45%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Total   Annual    Operating      2.685%             0.91%              0.91%
Expenses
------------------------------------------------------------------------------------
Note:  Expenses may vary in future years.
1.    A  contingent  deferred  sales  charge  may  apply  to
     redemptions  of  investments  of  $1  million  or  more
     ($500,000  for  retirement  plan  accounts)  of Class A
     shares.   See  "How  to  Buy  Shares"  in  each  Fund's
     Prospectus.
2.    Applies  to  redemptions  within  the first year after
     purchase.   The   contingent   deferred   sales  charge
     declines  to 1% in the  sixth  year  and is  eliminated
     after that.
3.    Applies  to  shares   redeemed  within  12  months  of
     purchase.
4.    Applies  to  shares   redeemed  within  18  months  of
     retirement plan's first purchase of Class N shares.
  5. "Other  Expenses"   include  transfer  agent  fees  and
     custodial,  accounting  and  legal  expenses.  For MASP
     Fund,  "Other  Expenses"  also  include  the Fund's pro
     rata  share of the  expenses  of the Master  Fund.  The
     Transfer Agent has voluntarily  undertaken to the Funds
     to limit the  transfer  agent  fees to 0.25% of average
     daily net  assets  per  fiscal  year for Class Y shares
     and 0.35% of average  daily net assets per fiscal  year
     for  all  other   classes.   "Total  Annual   Operating
     Expenses"  for MASP Fund were  reduced  by a  voluntary
     expense  assumption  undertaking  by the Manager.  With
     that expense  assumption and the transfer agent waiver,
     "Total  Annual  Operating  Expenses" for MASP Fund were
     1.055%  for Class A,  1.805%  for Class B,  1.805%  for
     Class C,  1.305%  for  Class N and  0.305%  for Class Y
     shares.  After the waiver,  the actual "Other Expenses"
     and "Total Annual  Operating  Expenses" as  percentages
     of average  daily net assets for Main  Street Fund were
     0.38% and  0.84% for Class Y shares.  Class A, B, C and
     N shares  were  unchanged.  After the waiver the actual
     "Other Expenses" and "Total Annual Operating  Expenses"
     for the  combined  funds were 0.38% and 0.84% for Class
     Y shares.  Class A, B, C and N shares were unchanged.

     The  management  fee  listed  for MASP  Fund is the fee
  paid by the Master Fund and  incurred  indirectly  by MASP
  Fund.  MASP Fund does not pay a  management  fee  directly
  to  the   Adviser.   The  Adviser   has  entered   into  a
  contractual  arrangement  with the Master  Fund to provide
  that  the  management  fee  for  the  Master  Fund,   when
  combined  with  administrative  fees of certain funds that invest in the Master Fund  (other  than MASP  Fund),  will not  exceed  a  specific  amount.  As  a  result  of  this contractual  arrangement  the Adviser  currently  receives management  fees of 0.005% of the average daily net assets of the Master Fund.  This  arrangement has a one-year term and is  renewable.  Absent that  contractual  arrangement, the  management fee paid by the Master Fund to the Adviser would be 0.05% of the  average  daily  net  assets  of the
  Master Fund.

Examples

   The  examples  below are intended to help you compare the
cost of investing  in each Fund and the  proposed  surviving
Main  Street  Fund.  These  examples  assume that you invest
$10,000  in  a  class  of  shares   for  the  time   periods
indicated,  an  annual  return  for each  class  of 5%,  the operating  expenses described above and reinvestment of your dividends and distributions.

   Your  actual  costs  may  be  higher  or  lower   because
expenses will vary over time.  For each $10,000  investment, you would pay the following  projected  expenses if you sold your  shares  after the  number of years  shown or held your shares  for the  number of years  shown  without  redeeming, according to the following examples.

                    12 Months Ended 3/31/03
                    -----------------------

                           MASP Fund
---------------------------------------------------------------------------------
If  shares are             1 year         3 years       5 years      10 years
redeemed:
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class A                     $754          $1,128         $1,525       $2,634
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class B                     $745          $1,053         $1,488        $2,4911
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class C                     $323           $ 687         $1,177       $2,529
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class N                     $258           $ 491         $ 847        $1,851
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class Y                     $272           $ 834         $1,422       $3,017
---------------------------------------------------------------------------------

                           MASP Fund
---------------------------------------------------------------------------------
If  shares are not         1 year         3 years       5 years      10 years
redeemed:
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class A                     $754          $1,128         $1,525       $2,634
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class B                     $245           $ 753         $1,288       $2,4911
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class C                     $223           $ 687         $1,177       $2,529
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class N                     $158           $ 491         $ 847        $1,851
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class Y                     $272           $ 834         $1,422       $3,017
---------------------------------------------------------------------------------

                       Main Street Fund
---------------------------------------------------------------------------------
If shares are redeemed:    1 year         3 years       5 years      10 years
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class A                     $670           $872          $1,091       $1,718
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class B                     $682           $863          $1,170       $1,7011
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class C                     $278           $551          $ 949        $2,062
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class N                     $210           $343          $ 595        $1,317
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class Y                     $ 93           $290          $ 504        $1,120
---------------------------------------------------------------------------------

                       Main Street Fund
---------------------------------------------------------------------------------
If shares are not          1 year         3 years       5 years      10 years
redeemed:
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class A                     $670           $872          $1,091       $1,718
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class B                     $182           $563          $ 970         $1,7011
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class C                     $178           $551          $ 949        $2,062
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class N                     $110           $343          $ 595        $1,317
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class Y                     $ 93           $290          $ 504        $1,120
---------------------------------------------------------------------------------

             Pro Forma Surviving Main Street Fund
---------------------------------------------------------------------------------
If shares are              1 year        3 years        5 years      10 years
redeemed:
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class A                     $670           $872          $1,091       $1,718
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class B                     $682           $863          $1,170        $1,7011
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class C                     $278           $551          $ 949        $2,062
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class N                     $210           $343          $ 595        $1,317
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class Y                     $ 93           $290          $ 504        $1,120
---------------------------------------------------------------------------------

             Pro Forma Surviving Main Street Fund
---------------------------------------------------------------------------------
If shares are not          1 year        3 years        5 years      10 years
redeemed:
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class A                     $670           $872          $1,091       $1,718
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class B                     $182           $563          $ 970         $1,7011
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class C                     $178           $551          $ 949        $2,062
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class N                     $110           $343          $ 595        $1,317
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class Y                     $ 93           $290          $ 504        $1,120
---------------------------------------------------------------------------------
  In the  "If  shares  are  redeemed"  examples,  expenses
  include  the  initial  sales  charge for Class A and the
  applicable  Class  B,  Class  C or  Class  N  contingent
  deferred  sales  charge.  In  the  "If  shares  are  not
  redeemed"  examples,  the Class A expenses  include  the
  initial sales  charge,  but Class B, Class C and Class N
  expenses do not include the  contingent  deferred  sales
  charge. There is no sales charge on Class Y shares.
  1Class B  expenses  for years 7 through  10 are based on
   Class A expenses,  since  Class B shares  automatically
   convert to Class A after 6 years.

Where can I find more financial information about the Funds?

      Performance  information for both Main Street Fund and
MASP Fund is set forth in each Fund's  Prospectus  under the section "The Fund's Past  Performance."  Main Street  Fund's
Prospectus  accompanies  this Prospectus and Proxy Statement and is incorporated by reference.

      The  financial  statements  of Main  Street  Fund  and
additional  information  with  respect  to  its  performance during its fiscal  year ended  August 31,  2002 (and the six month semi-annual  period ended February 28, 2003) including
a  discussion  of  factors  that  materially   affected  its
performance  and  relevant  market  conditions  during  that fiscal  year,  are set forth in Main  Street  Fund's  Annual
Report  dated as of August 31, 2002 (and with the  exception
of  that  discussion,   in  its  Semi-Annual   Report  dated
February 28, 2003),  that is included in the Proxy Statement
of  Additional   Information  and  incorporated   herein  by
reference.  These  documents  are  available  upon  request.
See section entitled "Information About Main Street Fund."

      The financial  statements of MASP Fund and  additional
information  with respect to the Fund's  performance  during its fiscal year ended  December 31, 2002 (and the  six-month
semi-annual  period  ended  June  30,  2003),   including  a
discussion   of  factors   that   materially   affected  its
performance  and  relevant  market  conditions  during  that fiscal  year,  is set  forth in MASP  Fund's  Annual  Report dated as of December  31, 2002 (and with  exception  of that discussion,  in its Semi-Annual Report dated June 30, 2003), that are  included  in the  Proxy  Statement  of  Additional
Information  and  incorporated  herein by  reference.  These documents are available upon request.  See section  entitled
"Information About MASP Fund."

What are the  capitalizations  of the Funds  and what  would the capitalization be after the Reorganization?

      The  following  table sets  forth the  capitalizations
(unaudited)  of MASP Fund and Main  Street  Fund as of March
31,   2003   and   indicates   the   pro   forma    combined
capitalization   as  of   March   31,   2003   as   if   the
Reorganization  had  occurred  on that  date.  As of May 31,
2003 the value of the  assets of MASP Fund was less than 10%
of the value of the assets of Main Street Fund.

                                                                  Net
Asset
                                                Shares
Value
                              Net Assets        Outstanding
Per Share
MASP Fund
      Class A              $  6,987,638         1,067,303          $6.55
      Class B              $  4,968,222           767,594          $6.47
      Class C                        $  5,646,621 872,978          $6.47
      Class N               $13,850,376         2,127,433          $6.51
      Class Y          $            819               123          $6.65
      TOTAL                 $31,453,676         4,835,431

Main Street Fund
      Class A            $5,827,509,376       231,844,611         $25.14
      Class B            $2,703,326,715       110,710,046         $24.42
      Class C            $1,021,504,876        41,820,889         $24.43
      Class N      $     59,616,520             2,391,071         $24.93
      Class Y           $   219,903,078         8,716,423         $25.23
TOTAL $9,831,860,565        395,483,040

Main Street Fund
(Pro Forma Surviving Fund)*
      Class A            $5,834,497,014       232,122,611         $25.14
      Class B            $2,708,294,937       110,913,511         $24.42
      Class C            $1,027,151,497        42,052,064         $24.43
      Class N          $     73,466,896         2,946,575         $24.93
      Class Y           $   219,903,897         8,716,455         $25.23
      TOTAL              $9,863,314,241       396,751,217

*Reflects  the issuance of 278,000  Class A shares,  203,465
Class B  Shares,  231,175  Class C shares,  555,504  Class N shares  and 32  Class  Y  shares  of Main  Street  Fund in a
tax-free   exchange   for  the  net  assets  of  MASP  Fund,
aggregating $31,453,676.

How have the Funds performed?

      The past performance  information for each Fund is set
forth  below,  and  for  earlier  periods,  in  each  fund's respective  Prospectus:  (i) a bar  chart  detailing  annual total  returns of Class A shares of each Fund as of December
31st for each of the ten most  recent  full  calendar  years
(for MASP Fund,  since that  Fund's  inception);  and (ii) a table  showing how the average  annual total  returns of the
Funds'  shares,  both  before  and after  taxes,  compare to those of broad-based  market indices.  The after-tax returns are shown for Class A shares only and are  calculated  using the historical  highest  individual  federal marginal income tax rates in effect  during the  periods  shown,  and do not reflect  the  impact  of state or local  taxes.  In  certain cases,  the  figure  representing  "Return  After  Taxes  on
Distributions  and Sale of Fund  Shares"  may be higher than the  other  return  figures  for the same  period.  A higher after-tax  return  results  when a capital  loss occurs upon redemption  and  translates  into an assumed  tax  deduction that benefits the  shareholder.  The  after-tax  returns are
calculated   based  on  certain   assumptions   mandated  by
regulation  and your  actual  after-tax  returns  may differ
from  those  shown,   depending  on  your   individual   tax
situation.  The  after-tax  returns  set forth below are not relevant to  investors  who hold their Fund  shares  through tax-deferred  arrangements  such as 401(k)  plans or IRAs or to  institutional  investors not subject to tax. Each Fund's past investment performance,  before and after taxes, is not necessarily  an  indication of how each Fund will perform in the future.

Annual  total  returns  for  MASP  Fund  (Class  A)  (as  of
12/31/02), are as follows:

[See appendix to Prospectus and Proxy  Statement for data in bar chart showing annual total returns for MASP Fund]
Sales   charges   and   taxes  are  not   included   in  the
calculations  of  return  in this  bar  chart,  and if those charges  and taxes were  included,  the  returns may be less than those shown.
For the period from 1/1/03 through  6/30/03,  the cumulative return  for MASP  Fund  (not  annualized)  before  taxes for
Class A shares was  11.37%.  During the period  shown in the
bar   chart,   the   highest   return  for  MASP  Fund  (not
annualized)  before  taxes for a calendar  quarter was 7.71%
(4th Qtr'02) and the lowest return (not  annualized)  before taxes for a calendar quarter was -17.30% (3rd Qtr'02).

Annual  total  returns for Main Street Fund (Class A) (as of
12/31/02), are as follows:

[See appendix to Prospectus and Proxy  Statement for data in bar chart  showing  annual  total  returns  for Main  Street
Fund.]

Sales   charges   and   taxes  are  not   included   in  the
calculations  of  return  in this  bar  chart,  and if those charges  and taxes were  included,  the  returns may be less than those shown.
For  the  period  from   1/1/03   through   6/30/03,   the
cumulative  return for Main Street  Fund (not  annualized)
before  taxes for Class A shares  was  10.23%.  During the
period  shown in the bar  chart,  the  highest  return for
Main  Street  Fund  (not  annualized)  before  taxes for a
calendar  quarter was 22.06%  (4th  Qtr'98) and the lowest
return  (not  annualized)  before  taxes  for  a  calendar
quarter was -16.50% (3rd Qtr'02).

Average  annual total  returns for the Funds for the periods ended December 31, 2002 are as follows:

----------------------------------------------------------

           MASP Fund               1 Year      Life of
                                                Class
----------------------------------------------------------
----------------------------------------------------------
Class A Shares (inception
2/16/01)                           -27.62%     -21.15%
Return Before Taxes                -27.73%     -21.21%
Return After Taxes on              -16.82%     -16.57%
Distributions
Return After Taxes on
Distributions and Sale of Fund
Shares
----------------------------------------------------------
----------------------------------------------------------
SP 500 Index (reflects no
deduction for fees, expenses or    -22.09%     -17.14%
taxes) (from 2/28/01)
----------------------------------------------------------
----------------------------------------------------------
Class B Shares (inception          -27.56%     -20.91%
2/16/01)
----------------------------------------------------------
----------------------------------------------------------
Class C Shares (inception          -24.54%     -19.23%
2/16/01)
----------------------------------------------------------
----------------------------------------------------------
Class N Shares (inception          -24.10%     -17.12%
3/1/01)
----------------------------------------------------------
----------------------------------------------------------
Class Y Shares (inception          -23.06%     -18.29%
2/16/01)
----------------------------------------------------------

------------------------------------------------------------------------

        Main Street Fund           1 Year      5 Years      10 Years
                                             (or life of   (or life of
                                                class,       class,
                                               if less)     if less)
------------------------------------------------------------------------
------------------------------------------------------------------------
Class A Shares (inception
2/3/88)                            -24.05%      -1.70%        8.89%
Return Before Taxes                -24.27%      -2.68%        7.21%
Return After Taxes on              -14.65%      -1.25%        6.98%
Distributions
Return After Taxes on
Distributions and Sale of Fund
Shares
------------------------------------------------------------------------
------------------------------------------------------------------------
SP 500 Index (reflects no
deduction for fees, expenses or    -22.09%      -0.58%        9.34%
taxes) (from 12/31/92)
------------------------------------------------------------------------
------------------------------------------------------------------------
Class B Shares (inception          -24.05%      -1.60%        6.98%
10/3/94)
------------------------------------------------------------------------
------------------------------------------------------------------------
Class C Shares (inception          -20.80%      -1.27%        6.66%
12/1/93)
------------------------------------------------------------------------
------------------------------------------------------------------------
Class N Shares (inception          -20.28%     -13.75%         N/A
3/1/01)
------------------------------------------------------------------------
------------------------------------------------------------------------
Class Y Shares (inception          -19.29%      -0.34%        4.36%
11/1/96)
------------------------------------------------------------------------

Average annual total returns for the Funds for the periods
ended June 30, 2003 are as follows:

---------------------------------------------------------

            MASP Fund               1 Year     Life of
                                                Class
---------------------------------------------------------
---------------------------------------------------------
Class A Shares (inception
2/16/01)                            -6.50%     -13.27%
Return Before Taxes                 -6.64%     -13.32%
Return After Taxes on               -4.24%     -11.14%
Distributions
Return After Taxes on
Distributions and Sale of Fund
Shares
---------------------------------------------------------
---------------------------------------------------------
SP 500 Index (reflects no          0.25%      -15.36%
deduction for fees, expenses or
taxes) (from 2/28/01)
---------------------------------------------------------
---------------------------------------------------------
Class B Shares (inception           -6.51%     -12.85%
2/16/01)
---------------------------------------------------------
---------------------------------------------------------
Class C Shares (inception           -2.57%     -11.77%
2/16/01)
---------------------------------------------------------
---------------------------------------------------------
Class N Shares (inception 3/1/01)   -2.11%     -9.73%
---------------------------------------------------------
---------------------------------------------------------
Class Y Shares (inception           -0.13%     -10.58%
2/16/01)
---------------------------------------------------------

----------------------------------------------------------------------
                                                           10 Years
        Main Street Fund            1 Year     5 Years   (or life of
                                              (or life      class,
                                              of class,    if less)
                                              if less)
----------------------------------------------------------------------
----------------------------------------------------------------------
Class A Shares (inception 2/3/88)
Return Before Taxes                 -9.34%     -2.57%       8.72%
Return After Taxes on              -24.27%     -2.68%       7.21%
Distributions                      -14.65%     -1.25%       6.98%
Return After Taxes on
Distributions and Sale of Fund
Shares
----------------------------------------------------------------------
----------------------------------------------------------------------
SP 500 Index (reflects no          0.25%      -1.61%       10.04%
deduction for fees, expenses or
taxes) (from 6/30/93)
----------------------------------------------------------------------
----------------------------------------------------------------------
Class B Shares (inception           -9.34%     -2.48%       7.76%
10/3/94)
----------------------------------------------------------------------
----------------------------------------------------------------------
Class C Shares (inception           -5.49%     -2.15%       7.35%
12/1/93)
----------------------------------------------------------------------
----------------------------------------------------------------------
Class N Shares (inception 3/1/01)   -4.88%     -7.27%        N/A
----------------------------------------------------------------------
----------------------------------------------------------------------
Class Y Shares (inception 1/1/96)   -3.67%     -1.24%       5.58%
----------------------------------------------------------------------
MASP Fund's average annual total returns include  applicable sales  charges:  for Class A  shares,  the  current  maximum initial  sales  charge  of 5.75%;  for  Class B shares,  the contingent  deferred  sales  charge  of 5%  (1-year)  and 3%
(life of class);  and for Class C and Class N shares, the 1%
contingent  deferred  sales  charge for the  1-year  period.
There is no sales  charge  for Class Y shares.  The  returns measure  the  performance  of  a  hypothetical  account  and assume that all dividends  and capital  gains  distributions have been reinvested in additional  shares.  The performance of the  Fund's  Class A shares is  compared  to the SP 500(R)
Index,  an unmanaged index of equity  securities.  The index performance  includes  reinvestment  of income  but does not reflect  transaction  costs,  expenses or taxes.  The Fund's investments vary from the securities in the index.

Main Street  Fund's  average  annual total  returns  include applicable  sales charges:  for Class A, the current maximum initial sales charge of 5.75%;  for Class B, the  contingent deferred  sales charge of 5% (1-year)  and 2% (5 year);  and for Class C shares, the 1% contingent  deferred sales charge for the 1-year  period.  Because  Class B shares  convert to
Class  A  shares  72   months   after   purchase,   Class  B
"life-of-class"  performance does not include any contingent deferred  sales charge and uses Class A performance  for the period after  conversion.  There is no sales charge on Class
Y  shares.   The  returns   measure  the  performance  of  a
hypothetical  account  and  assume  that all  dividends  and
capital  gains   distributions   have  been   reinvested  in
additional  shares.  The  performance  of the Fund's Class A shares  is  compared  to the SP 500(R)Index,  an  unmanaged
index of U.S.  equity  securities.  The  performance  of the index includes  reinvestment  of income but does not reflect
transaction   costs,   expenses,   or  taxes.   The   Fund's
investments vary from the securities in the index.

      How Has  Main  Street  Fund  Performed?  - Below  is a
discussion   by  the   Manager,   of  Main   Street   Fund's
performance  during its fiscal year ended  August 31,  2002, followed by a  graphical  comparison  of Main Street  Fund's performance to an appropriate broad-based market index.

      Management's  Discussion  of  Performance - During the
fiscal  year  ended  August 31,  2002,  Main  Street  Fund's performance  was  strongly  influenced  by its  disciplined, quantitative-oriented  investment  approach.  As  a  result,
Main Street Fund's  performance  for the 12-month period was better than those of its benchmark,  the SP 500 Index,  and
the  average of its peer  group,  the Lipper  Large Cap Core category.  The statistical  models developed and employed by
Main Street Fund's portfolio managers  accurately  suggested that smaller stocks in the large-cap range would  outperform larger ones.  Main Street  Fund's  bottom-up  stock  ranking system accounted for  approximately 80% of the Fund's excess returns  compared to the  benchmark,  and was most effective
within  the   consumer   discretionary,   health   care  and
financial sectors.  Sector allocation,  which is also driven by the Fund's  bottom-up  stock  scoring  models,  added the balance of the excess relative returns by reducing  exposure
to  the   information   technology   and   telecommunication
services   sectors   and   increasing   exposure  to  energy
stocks.   Main  Street  Fund's  holdings,   allocations  and
management strategies are subject to change.

      Comparing  Main  Street  Fund's   Performance  to  the
Market - The graphs that follow  show the  performance  of a hypothetical  $10,000  investment in each class of shares of
Main  Street  Fund  held  until  August  31,  2002.  Class A performance  is shown for a 10 year  period.  For each other class,  performance is measured from inception of the class:
from October 3, 1994 for Class B, from  December 1, 1993 for
Class C  shares,  from  March 1,  2001 for Class N, and from
November  1,  1996 for Class Y shares.  Main  Street  Fund's performance  reflects the  deduction of the maximum  initial sales charge on Class A shares,  the  applicable  contingent deferred  sales  charge  on  Class  B,  Class C and  Class N shares,  and  reinvestment of all dividends and capital gain distributions.  Main Street Fund's  performance  is compared to the  performance  of the SP  500  Index,  a  broad-based
index of  equity  securities  widely  regarded  as a general measure of the  performance  of the U.S.  equity  securities market.  Index  performance  reflects  the  reinvestment  of dividends but does not reflect  transaction  costs, and none of the data in the graphs  that  follow  shows the effect of taxes. Main Street Fund's  performance  reflects the effects
of  Fund  business  and  operating  expenses.   While  index
comparisons  may be useful to provide a  benchmark  for Main
Street  Fund's  performance,  it must  be  noted  that  Main
Street Fund's  investments are not limited to the securities in the  SP  500  Index,  which  tend  to be  securities  of
larger, well-capitalized companies.

Class A Shares

Comparison of Change in Value of $10,000 Hypothetical
Investments in:
Main Street Fund (Class A) and SP 500 Index.

[Line Graph]

     Date     Value of Investment in      SP 500 Index
                       Fund
  06/30/1992           9,425                 10,000
  09/30/1992           9,699                 10,315
  12/31/1992          12,324                 10,834
  03/31/1993          13,332                 11,306
  06/30/1993          13,797                 11,361
  09/30/1993          15,768                 11,653
  12/31/1993          16,684                 11,923
  03/31/1994          16,643                 11,472
  06/30/1994          15,774                 11,520
  09/30/1994          16,695                 12,082
  12/31/1994          16,429                 12,080
  03/31/1995          17,729                 13,255
  06/30/1995          19,011                 14,518
  09/30/1995          20,671                 15,671
  12/31/1995          21,484                 16,614
  03/31/1996          22,690                 17,505
  06/30/1996          23,243                 18,290
  08/31/1996          22,487                 17,852
  11/30/1996          25,335                 20,839
  02/28/1997          26,215                 21,872
  05/31/1997          27,679                 23,584
  08/31/1997          29,478                 25,104
  11/30/1997          30,839                 26,778
  02/28/1998          33,313                 29,524
  05/31/1998          35,153                 30,814
  08/31/1998          30,562                 27,142
  11/30/1998          36,575                 33,120
  02/28/1999          38,850                 35,358
  05/31/1999          41,081                 37,295
  08/31/1999          42,365                 37,947
  11/30/1999          43,431                 40,040
  02/29/2000          43,655                 39,504
  05/31/2000          45,994                 41,200
  08/31/2000          49,883                 44,135
  11/30/2000          41,545                 38,348
  02/28/2001          40,038                 36,267
  05/31/2001          41,146                 36,854
  08/31/2001          37,485                 33,377
  11/30/2001          37,380                 33,665
  02/28/2002          37,095                 32,819
  05/31/2002          37,153                 31,755
  08/31/2002          32,648                 27,373

Class B Shares

Comparison of Change in Value of $10,000 Hypothetical
Investments in:
Main Street Fund (Class B) and SP 500 Index.

[Line Graph]

               alue of Investment in
     Date     V        Fund               SP 500 Index
  10/03/1994          10,000                 10,000
  12/31/1994           9,846                  9,998
  03/31/1995          10,599                 10,971
  06/30/1995          11,341                 12,017
  09/30/1995          12,305                 12,971
  12/31/1995          12,766                 13,751
  03/31/1996          13,459                 14,489
  06/30/1996          13,762                 15,138
  08/31/1996          13,293                 14,776
  11/30/1996          14,951                 17,248
  02/28/1997          15,439                 18,103
  05/31/1997          16,273                 19,521
  08/31/1997          17,297                 20,778
  11/30/1997          18,063                 22,164
  02/28/1998          19,473                 24,437
  05/31/1998          20,505                 25,505
  08/31/1998          17,792                 22,466
  11/30/1998          21,259                 27,414
  02/28/1999          22,540                 29,265
  05/31/1999          23,787                 30,869
  08/31/1999          24,485                 31,408
  11/30/1999          25,056                 33,141
  02/29/2000          25,129                 32,697
  05/31/2000          26,428                 34,101
  08/31/2000          28,607                 36,530
  11/30/2000          23,811                 31,741
  02/28/2001          22,947                 30,018
  05/31/2001          23,582                 30,504
  08/31/2001          21,484                 27,626
  11/30/2001          21,424                 27,864
  02/28/2002          21,260                 27,164
  05/31/2002          21,294                 26,283
  08/31/2002          18,712                 22,657

Class C Shares

Comparison of Change in Value of $10,000 Hypothetical
Investments in:
Main Street Fund (Class C) and SP 500 Index.

[Line Graph]

               alue of Investment in
     Date     V        Fund               SP 500 Index
  12/01/1993          10,000                 10,000
  12/31/1993          10,467                 10,121
  03/31/1994          10,415                  9,738
  06/30/1994           9,856                  9,778
  09/30/1994          10,412                 10,256
  12/31/1994          10,225                 10,254
  03/31/1995          11,011                 11,251
  06/30/1995          11,790                 12,324
  09/30/1995          12,791                 13,302
  12/31/1995          13,269                 14,103
  03/31/1996          13,993                 14,859
  06/30/1996          14,308                 15,525
  08/31/1996          13,825                 15,153
  11/30/1996          15,544                 17,689
  02/28/1997          16,056                 18,566
  05/31/1997          16,917                 20,020
  08/31/1997          17,982                 21,309
  11/30/1997          18,782                 22,731
  02/28/1998          20,254                 25,061
  05/31/1998          21,326                 26,157
  08/31/1998          18,505                 23,040
  11/30/1998          22,105                 28,114
  02/28/1999          23,437                 30,013
  05/31/1999          24,740                 31,658
  08/31/1999          25,460                 32,211
  11/30/1999          26,055                 33,988
  02/29/2000          26,137                 33,533
  05/31/2000          27,481                 34,972
  08/31/2000          29,754                 37,463
  11/30/2000          24,733                 32,552
  02/28/2001          23,793                 30,785
  05/31/2001          24,402                 31,283
  08/31/2001          22,192                 28,332
  11/30/2001          22,086                 28,576
  02/28/2002          21,875                 27,858
  05/31/2002          21,867                 26,955
  08/31/2002          19,178                 23,236

Class N Shares

Comparison of Change in Value of $10,000 Hypothetical
Investments in:
Main Street Fund (Class N) and SP 500 Index.

[Line Graph]

               alue of Investment in
     Date     V        Fund               SP 500 Index
  03/01/2001          10,000                 10,000
  05/31/2001          10,259                 10,162
  08/31/2001           9,339                  9,203
  11/30/2001           9,307                  9,283
  02/28/2002           9,229                  9,049
  05/31/2002           9,235                  8,756
  08/31/2002           8,031                  7,548

Class Y Shares

Comparison of Change in Value of $10,000 Hypothetical
Investments in:
Main Street Fund (Class Y) and SP 500 Index.

[Line Graph]

               alue of Investment in
     Date     V        Fund               SP 500 Index
  11/01/1996          10,000                 10,000
  11/30/1996          10,623                 10,755
  02/28/1997          11,007                 11,288
  05/31/1997          11,632                 12,172
  08/31/1997          12,398                 12,957
  11/30/1997          12,976                 13,821
  02/28/1998          14,025                 15,238
  05/31/1998          14,804                 15,904
  08/31/1998          12,879                 14,009
  11/30/1998          15,418                 17,094
  02/28/1999          16,375                 18,249
  05/31/1999          17,333                 19,249
  08/31/1999          17,882                 19,585
  11/30/1999          18,339                 20,666
  02/29/2000          18,443                 20,389
  05/31/2000          19,432                 21,264
  08/31/2000          21,101                 22,779
  11/30/2000          17,583                 19,792
  02/28/2001          16,949                 18,718
  05/31/2001          17,422                 19,021
  08/31/2001          15,877                 17,226
  11/30/2001          15,843                 17,375
  02/28/2002          15,728                 16,939
  05/31/2002          15,763                 16,389
  08/31/2002          13,854                 14,128
Total  returns  and  the  ending  account  values  in  the
graphs  include  changes in share  price and  reinvestment
of  dividends  and  capital  gains   distributions   in  a
hypothetical   investment  for  the  periods  shown.   The
Fund's total  returns  shown do not reflect the  deduction
of  income  taxes  on an  individual's  investment.  Taxes
may reduce  your  actual  investment  returns on income or
gains  paid by the Fund or any  gains you may  realize  if
you sell your shares.

What are other Key Features of the Funds?

      The  description  of certain key features of the Funds
below  is  supplemented   by  each  Fund's   Prospectus  and
Statement of Additional Information,  which are incorporated by reference.

      Investment  Management  and Fees - Under  Main  Street
Fund's  investment  advisory  agreement  (the  "Main  Street
Advisory Agreement"),  the Fund pays the Manager an advisory fee at an annual rate that declines on additional  assets as the Fund grows.

      The  management  fees  received by the Adviser of MASP
Fund  and  paid  indirectly  by MASP  Fund  pursuant  to the
Investment  Management Agreement between the Adviser and the
Master  Fund (the  "Master  Fund  Advisory  Agreement")  are
described below.
-------------------------------------------------------------------------------------
MASP Fund                                  Main Street Fund
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
As a  result  of a  contractual  agreement 0.65%  of  the  first  $200   million  of
described  below,  the  Adviser  currently average annual net assets, receives  management  fees  of  0.005%  of 0.60% of next $150 million, average  daily net  assets  of the  Master 0.55% of the next $150 million,
Fund.  MASP Fund invests all of its assets 0.45% of the  average  annual  net assets
in    shares   of   the    Master    Fund. in excess of $500 million.
Accordingly,   all  portfolio   management
occurs  at the level of the  Master  Fund.
The  Master  Fund  has  entered   into  an
investment  management  agreement with the
Adviser.   The   Adviser  is  entitled  to
receive  a monthly  management  fee at the
annual  contractual  rate of  0.05% of the
average  daily net  assets  of the  Master
Fund.  The  Adviser  has  entered  into  a
contractual  arrangement  with the  Master
Fund  that  provides  that the  management
fee for the  Master  Fund,  when  combined
with  administration fees of certain funds
that  invest  in the  Master  Fund  (other
than  MASP   Fund),   will  not  exceed  a
specific amount.
-------------------------------------------------------------------------------------

      As indicated in the table below,  the  management  fee
for MASP Fund for the twelve  months  ended  March 31,  2003 was an  annual  rate of  0.005%  of the  average  daily  net assets  of the  Master  Fund.  The  management  fee for Main
Street Fund for the twelve  months  ended March 31, 2003 was
0.46% of the  average  annual  net  assets for each class of shares.  The 12b-1  distribution  plan  fees for both  Funds were substantially similar.

               Annual Fund Operating Expense Table
              For the 12 Months Ended March 31, 2003
          (as a percentage of average daily net assets)
-----------------------------------------------------------------------------------
                          MASP Fund         Main Street Fund   Combined Pro Forma
                           Class A              Class A              Class A
                            Shares               Shares              Shares
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Management Fees             0.005%               0.46%                0.46%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Distribution and/or          0.24%               0.25%                0.25%
Service (12b-1) Fees
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Other Expenses              1.62%                0.28%                0.28%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Total Annual                1.865%               0.99%                0.99%
Operating Expenses
-----------------------------------------------------------------------------------
"Other Expenses" include transfer agent fees  administrative fees and custodial,  accounting and legal expenses the Funds pay.  This  chart is for  illustrative  purposes  only.  The management  fee  listed for MASP Fund is the fee paid by the
Master  Fund and  incurred  indirectly  by MASP  Fund.  MASP
Fund  does  not  pay  a  management   fee  directly  to  the
Adviser.   The  Adviser  has  entered  into  a   contractual
arrangement  with  the  Master  Fund  to  provide  that  the management  fee for the  Master  Fund,  when  combined  with administrative  fees of  certain  funds  that  invest in the
Master  Fund  (other  than  MASP  Fund),  will not  exceed a
specific   amount.   As  a   result   of  this   contractual
arrangement the Adviser currently  receives  management fees of 0.005% of the  average  daily  net  assets of the  Master
Fund.   This   arrangement   has  a  one-year  term  and  is
renewable.   Absent  that   contractual   arrangement,   the
management  fee paid by the Master Fund to the Adviser would be 0.05% of the  average  daily  net  assets  of the  Master
Fund.

      The net assets under  management  for Main Street Fund
on March  31,  2003  were  $9,831,860,567,  as  compared  to
$31,453,676  for MASP Fund.  Effective  upon the  Closing of
the   Reorganization,   the  management  fee  rate  for  the
surviving  Fund is  expected  to be 0.46% of average  annual net  assets  based on  combined  assets  of the  Funds as of
March 31,  2003.  Additionally,  the  "Other  Expenses"  and
"Total Annual Operating  Expenses" of the surviving Fund are expected to be substantially  less than the "Other Expenses"
and "Total Annual Operating Expenses" of MASP Fund.

      For a detailed  description of each Fund's  investment
management   agreement,   see  the  section  below  entitled
"Comparison  of Investment  Objectives and Policies - How do
the Account Features and Shareholder  Services for the Funds
Compare?"
      Transfer  Agency  and  Custody  Services  - Both Funds
receive  shareholder  accounting and other clerical services from  OppenheimerFunds  Services in its capacity as transfer agent and dividend  paying  agent.  It acts on an annual per
account  fee  basis  for  both  Funds.   The  terms  of  the
transfer agency  agreement for both Funds are  substantially similar.

      Citibank,  N.A., located at 111 Wall Street, New York,
NY 10005,  acts as  custodian  of the  securities  and other assets of both Funds.

      Distribution Services - OppenheimerFunds  Distributor,
Inc. (the "Distributor")  acts as the principal  underwriter in a  continuous  public  offering  of shares of both Funds, but is not  obligated  to sell a specific  number of shares.
Both  Funds  have  adopted  service  plans  under Rule 12b-1 under the  Investment  Company  Act for their Class A shares and  distribution  and  service  plans  under Rule 12b-1 for their  Class B,  Class C and Class N shares.  The 12b-1 fees for Class A shares of both  MASP Fund and Main  Street  Fund are  service  plan  fees  which  are a  maximum  of 0.25% of average  annual  net  assets  of Class A  shares.  The 12b-1 fees for the other  classes of both  Funds are  Distribution and Service  plan fees which  include a service fee of 0.25%
of average  annual net assets for Class B, Class C and Class
N  shares  and an  asset-based  sales  charge  of  0.75%  of average  annual  net  assets  for Class B and Class C shares and 0.25% of average annual net assets for Class N shares.

      For   a   detailed    description   of   each   Fund's
distribution-related  services, see the section below titled
"Comparison  of Investment  Objectives and Policies - How do
the Account Features and Shareholder  Services for the Funds
Compare?"

      Purchases,    Redemptions,    Exchanges    and   other
Shareholder  Services  - Both  Funds  have  nearly  the same requirements  and restrictions in connection with purchases, redemptions  and  exchanges.  In  addition,  each  Fund also
offers  the  same  types  of  shareholder   services.   More
detailed  information   regarding  purchases,   redemptions,
exchanges  and  shareholder  services  can be found below in
the  section   below  titled   "Comparison   of   Investment
Objectives  and  Policies - How do the Account  Features and
Shareholder Services for the Funds Compare?"

      Dividends  and  Distributions  -  Both  Funds  declare
dividends  separately  for  each  class of  shares  from net investment  income  annually  and  pay  those  dividends  to shareholders  in December on a date selected by the Board of each  Fund.  Both  Funds may  realize  capital  gains on the sale of  portfolio  holdings.  If they do,  they  will  make distributions  out of any  short-term  or long-term  capital gains in December of each year.

      For a detailed  description  of each Fund's  policy on
dividends  and  distributions,   see  the  section  entitled
"Comparison  of Investment  Objectives and Policies - How do
the Account Features and Shareholder  Services for the Funds
Compare?"

 WHAT ARE THE PRINCIPAL RISKS OF AN INVESTMENT IN MASP FUND
                   AND MAIN STREET FUND?

      As with most  investments,  investments in Main Street
Fund  and  MASP  Fund  involve   risks.   There  can  be  no
guarantee  against  loss  resulting  from an  investment  in either  Fund,  nor can there be any  assurance  that  either
Fund  will  achieve  its  investment  objective.  The  risks associated  with an  investment  in each  Fund are  similar.
Because both Funds invest  either  directly or indirectly in stocks,  the value of each Fund's portfolio will be affected by changes in the stock  markets.  The prices of  individual stocks do not all move in the same  direction  uniformly  at the same time and the  volatility  of their  prices at times may be great.  A  particular  company's  stock  price can be affected by, among other  things,  a poor  earnings  report, loss  of  major  customers,  major  litigation  against  the company, or changes in government  regulations affecting the company  or  its  industry.  MASP  Fund  invests  all of its assets in shares of the Master  Fund and will  therefore  be vulnerable  to the effects of economic  changes  that affect shares of the Master Fund.

      MASP  Fund  also can  invest  in  derivatives  for the
management  of  cash  balances  as well  as to  increase  or decrease its exposure to the SP 500 Index  quickly.  If the
issuer of a  derivative  does not pay the  amount  due,  the
Fund  could  lose  money  on the  investment.  Also,  if the derivative  or the  underlying  security does not perform as expected,  the Fund's share price could fall.  MASP Fund may also invest in short sales which may involve risk.

      In  addition,  MASP  Fund is  "non-diversified"  which
means that  compared to funds that are  diversified,  it can
invest  a  greater   portion   of  its  net  assets  in  the
securities  of one issuer,  such as the Master Fund which is also a  non-diversified  fund to the extent it invests  more than 5% of its assets in one  security  in  replicating  the holdings of the SP 500 Index.  As such,  MASP Fund  carries
the risks of  non-diversification  and is  vulnerable to the effects of economic  changes that affect  securities held by the Master Fund.

      For more  information  about the  risks of the  Funds,
see "What are the Main Risks  Associated  with an Investment in the Funds?" under the heading  "Comparison  of Investment
Objectives and Policies" below.

               REASONS FOR THE REORGANIZATION

      At a  meeting  of the Board of  Trustees  of MASP Fund
held  April  28,  2003,  the  Board  considered  whether  to
approve  the  proposed   Reorganization   and  reviewed  and
discussed  with  the  Administrator  and  independent  legal
counsel  the   materials   provided  by  the   Administrator
relevant  to the  proposed  Reorganization.  Included in the
materials  was  information   with  respect  to  the  Funds'
respective  investment  objectives and policies,  management
fees,   distribution  fees  and  other  operating  expenses,
historical performance and asset size.

      The  Board  reviewed  information  demonstrating  that
MASP Fund is a relatively  smaller  fund with  approximately
$31,453,676  in net assets as of March 31,  2003.  The Board anticipates  that  MASP  Fund's  assets  will  not  increase substantially  in size in the near  future.  In  comparison,
Main Street  Fund had  approximately  $9,831,860,565  in net assets as of March 31, 2003. After the  Reorganization,  the shareholders  of MASP Fund would  become  shareholders  of a larger  fund  that  is  anticipated  to have  lower  overall
operating   expenses  than  MASP  Fund.   There  can  be  no
assurances that lower operating  expenses will continue into the future.  Economies of scale may benefit  shareholders of
MASP Fund.

      The Board  reviewed the  investment  objective of both
Funds.  MASP Fund seeks to match the  performance of the SP
500 Index as closely as  possible  before the  deduction  of
Fund  expenses.  Main Street  Fund seeks high total  return.
Additionally,  the Board  considered  that both Funds invest either  directly or indirectly  in a variety of  securities.
Main Street Fund invests in common stocks of U.S.  companies of different  capitalization  ranges,  presently focusing on large  capitalization  issues.  MASP Fund invests all of its assets in the  Master  Fund  that has the same  goals as the
Fund.  The  Master  Fund  invests  at  least  80% of its net
assets  (plus   borrowings  for   investment   purposes)  in
securities or other financial instruments,  in or correlated with,  the SP 500 Index.  The Board noted that each Fund is
designed   for   long-term    investors.    The   investment
strategies  and  policies  are in  general  similar,  though there are some  differences  noted  below  under "How do the
Investment Policies of the Funds compare?"

      The  Board   considered   that  Main   Street   Fund's
performance has been better than that of MASP Fund.

      The Board  also  considered  that the  procedures  for
purchases,  exchanges  and  redemptions  of  shares  of both
Funds are very  similar  and that both Funds  offer the same investor services and options.

      The Board also  considered the terms and conditions of
the  Reorganization,  including that there would be no sales charge imposed in effecting the  Reorganization and that the
Reorganization    is    expected    to    be   a    tax-free
reorganization.   The  Board   concluded  that  MASP  Fund's
participation  in the  transaction  is in the best interests of the Fund and its shareholders,  notwithstanding  that the lower pro forma expenses of the combined funds  (relative to
MASP Fund) and the historically  better  performance of Main
Street   Fund  are   subject   to   change,   and  that  the
Reorganization  would  not  result  in  a  dilution  of  the interests of existing shareholders of MASP Fund.

      After  consideration  of the above  factors,  and such
other  factors  and  information  as the  Board of MASP Fund deemed relevant,  the Board,  including the Trustees who are not  "interested  persons"  (as  defined  in the  Investment
Company Act) of either MASP Fund or the  Administrator  (the
"Independent    Trustees"),    unanimously    approved   the
Reorganization  and the  Reorganization  Agreement and voted to recommend its approval to the shareholders of MASP Fund.

      The Board of Main  Street  Fund also  determined  that
the  Reorganization was in the best interests of Main Street
Fund and its  shareholders and that no dilution would result to those  shareholders.  Main  Street Fund  shareholders  do not vote on the  Reorganization.  The  Board of Main  Street
Fund,  including  the  Independent  Directors,   unanimously
approved   the   Reorganization   and   the   Reorganization
Agreement.

      For the reasons  discussed above, the Board, on behalf
of  MASP  Fund,   recommends  that  you  for  vote  FOR  the
Reorganization  Agreement.  If  shareholders of MASP Fund do
not    approve    the    Reorganization    Agreement,    the
Reorganization will not take place.

            INFORMATION ABOUT THE REORGANIZATION

This  is  only  a  summary  of  the  material  terms  of the
Reorganization  Agreement.  You should  read the actual form of Reorganization Agreement.  It is attached as Exhibit A.

How Will the Reorganization be Carried Out?

      If  the   shareholders   of  MASP  Fund   approve  the
Reorganization   Agreement,  the  Reorganization  will  take
place after  various  conditions  are satisfied by MASP Fund
and  Main  Street  Fund,   including   delivery  of  certain
documents.  The  Closing  Date is  presently  scheduled  for
October  17,  2003  and  the  Valuation  Date  is  presently scheduled for October 16, 2003.

      If    shareholders    of   MASP   Fund   approve   the
Reorganization  Agreement,  MASP Fund will  deliver  to Main
Street  Fund  substantially  all of its  net  assets  on the
Closing  Date. In exchange,  shareholders  of MASP Fund will receive  Class A, Class B, Class C, Class N and Class Y Main
Street  Fund  shares  that have a value  equal to the dollar value of the assets  delivered  by MASP Fund to Main  Street
Fund.   MASP   Fund  will   then  be   liquidated   and  its
outstanding  shares will be  cancelled.  The stock  transfer books of MASP Fund will  permanently  be closed at the close
of  business  on  the  Valuation   Date.   Only   redemption
requests  received by the  Transfer  Agent in proper form on or before the close of business on the  Valuation  Date will be  fulfilled  by MASP Fund.  Redemption  requests  received after  that  time  will be  considered  requests  to  redeem shares of Main Street Fund.

      Shareholders  of MASP  Fund  who vote  their  Class A,
Class B,  Class C,  Class N and  Class Y shares  in favor of the  Reorganization  will be  electing  in  effect to redeem their  shares  of  MASP  Fund  at  net  asset  value  on the
Valuation  Date,  after MASP Fund  subtracts a cash reserve, and to reinvest  the  proceeds in Class A, Class B, Class C,
Class N and Class Y shares of Main  Street Fund at net asset value.  The cash  reserve is that  amount  retained  by MASP
Fund,  which is deemed  sufficient in the  discretion of the
Board  for the  payment  of the  Fund's  outstanding  debts, taxes and  expenses of  liquidation.  The cash  reserve will consist of  approximately  $42,000 cash. This amount of cash reserve is  reflected in the pro forma  presentation  of net asset value.  Any debts paid out of the cash reserve will be those debts,  taxes or expenses of  liquidation  incurred by the MASP Fund on or before the  Closing  Date.  Main  Street
Fund is not  assuming  any debts of MASP Fund  except  debts
for  unsettled   securities   transactions  and  outstanding
dividend and  redemption  checks.  MASP Fund will  recognize
capital   gains  or  losses   on  any  sales  of   portfolio
securities  made  prior  to the  Reorganization.  The  sales contemplated in the  Reorganization are anticipated to be in the ordinary course of business of MASP Fund's activities.

      Under the  Reorganization  Agreement,  within one year
after the Closing Date,  MASP Fund shall:  (a) either pay or make  provision  for all of its  debts  and  taxes;  and (b)
either  (i)  transfer  any  remaining  amount  of  the  cash reserve to Main Street  Fund,  if such  remaining  amount is not  material  (as defined  below) or (ii)  distribute  such remaining  amount to the  shareholders of MASP Fund who were shareholders  on the Valuation  Date.  The remaining  amount shall  be  deemed  to  be  material  if  the  amount  to  be distributed,  after deducting the estimated  expenses of the distribution,  equals or  exceeds  one cent per share of the number  of MASP Fund  shares  outstanding  on the  Valuation
Date.  In  order  to  qualify  for  this  rebate,  it is not necessary  for a  shareholder  of MASP Fund to  continue  to hold shares of the combined  entity after the Closing  Date.
If the cash reserve is  insufficient  to satisfy any of MASP
Fund's   liabilities,    the   Administrator   will   assume
responsibility  for any such unsatisfied  liability.  Within one year after the  Closing  Date,  MASP Fund will  complete its liquidation.

      Under the Reorganization  Agreement,  either MASP Fund
or  Main  Street  Fund  may   abandon  and   terminate   the
Reorganization  Agreement  for any reason and there shall be no liability for damages or other recourse  available to the other Fund,  provided,  however,  that in the event that one of the Funds  terminates this Agreement  without  reasonable cause, it shall,  upon demand,  reimburse the other Fund for all expenses,  including reasonable  out-of-pocket  expenses and fees incurred in connection with this Agreement.

      To the extent  permitted  by law,  the Funds may agree
to amend the  Reorganization  Agreement without  shareholder approval.  They may also agree to terminate  and abandon the
Reorganization   at  any  time  before  or,  to  the  extent
permitted  by law,  after the  approval of  shareholders  of
MASP Fund.

Who Will Pay the Expenses of the Reorganization?

      The cost of printing  and mailing the proxies and this
Prospectus  and Proxy  Statement will be borne by MASP Fund.
Those  printing  costs and mailing costs are estimated to be
$14,686  and $4,772,  respectively.  The Funds will bear the cost of their  respective  tax opinions.  Any documents such
as  existing   prospectuses   or  annual  reports  that  are
included in the proxy mailing or at a shareholder's  request will be a cost of the Fund issuing the  document.  Any other out-of-pocket  expenses  associated with the  Reorganization will be paid by the Funds in the  amounts  incurred by each.
The approximate  cost of the  Reorganization  is $33,738 for
MASP Fund and $14,280 for Main Street Fund.

What are the Tax Consequences of the Reorganization?

      The   Reorganization  is  intended  to  qualify  as  a
tax-free  reorganization  for  federal  income tax  purposes under  Section  368(a)(1)  of the  Internal  Revenue Code of
1986,  as  amended.   Based  on  certain   assumptions   and
representations  received  from  MASP  Fund and Main  Street
Fund,  it is expected to be the opinion of Deloitte  Touche
LLP,  tax advisor to MASP Fund,  that  shareholders  of MASP
Fund will not recognize any gain or loss for federal  income tax  purposes as a result of the  exchange  of their  shares for shares of Main Street  Fund,  and that  shareholders  of
Main  Street Fund will not  recognize  any gain or loss upon receipt of MASP Fund's  assets.  In  addition,  neither Fund is expected  to  recognize a gain or loss as a result of the
Reorganization.   If  this  type  of  tax   opinion  is  not
forthcoming,  by the Closing Date, the Fund may still choose
to   go   forward   with   the    Reorganization,    pending
re-solicitation of shareholders and shareholder approval.

      Immediately  prior to the  Valuation  Date,  MASP Fund
will  pay  a   dividend   which  will  have  the  effect  of
distributing to MASP Fund's  shareholders all of MASP Fund's net  investment  company  taxable  income for taxable  years ending on or prior to the  Closing  Date  (computed  without regard to any deduction  for dividends  paid) and all of its net capital gains, if any,  realized in taxable years ending on or prior to the  Closing  Date (after  reduction  for any available capital loss  carry-forward).  Such dividends will
be   included   in  the   taxable   income  of  MASP  Fund's
shareholders   as   ordinary   income  and   capital   gain,
respectively.

      You will continue to be  responsible  for tracking the
purchase  cost and holding  period of your shares and should consult your tax advisor  regarding  the effect,  if any, of
the    Reorganization    in   light   of   your   individual
circumstances.  You should also  consult your tax advisor as to state and local and other tax  consequences,  if any,  of the  Reorganization  because this discussion only relates to federal income tax consequences.

What  should I know about Class A, Class B, Class C, Class N and Class Y shares of each Fund?

      The   rights  of   shareholders   of  both  Funds  are
substantially  the same.  Main Street Fund is organized as a
Maryland  Corporation  and  MASP  Fund  is  organized  as  a
Massachusetts    business    trust.    The    Articles    of
Incorporation/Declaration   of   Trust   and   By-Laws   are
substantially  similar with respect to voting rights for the election  of  Directors/Trustees,  and rights  for  mergers,
liquidations    and    distributions,    and    redemptions.
Shareholders  of Main Street  Fund have  voting  rights that
are   greater   on   certain    significant   matters   that
shareholders  of MASP  Fund do not have.  Class A,  Class B,
Class C,  Class N and  Class Y shares  of Main  Street  Fund will be  distributed  to  shareholders  of Class A, Class B,
Class  C,   Class  N  and  Class  Y  shares  of  MASP  Fund,
respectively,  in connection with the  Reorganization.  Each share  will be fully  paid and  nonassessable  when  issued, will have no  preemptive  or  conversion  rights and will be transferable  on the books of Main Street Fund.  MASP Fund's
Declaration  of Trust  contains  an  express  disclaimer  of shareholder  or  Director/Trustee  liability  for the Fund's
obligations,    and   provides   for   indemnification   and
reimbursement  of  expenses  out of  its  property  for  any shareholder  held  personally  liable  for its  obligations.
The  Articles  of  Incorporation  of Main Street Fund has no
similar  provision   because   shareholders  of  a  Maryland
corporation,   as  such,  have  no  similar   liability  for
corporate  obligations.   Neither  Fund  permits  cumulative
voting.  The  shares of Main  Street  Fund will be  recorded electronically in each  shareholder's  account.  Main Street
Fund  will  then send a  confirmation  to each  shareholder.
Shareholders   of  Class  A  shares  of  MASP  Fund  holding
certificates  representing their shares will not be required to  surrender  their  certificates  in  connection  with the
Reorganization.  However,  former  Class A  shareholders  of
MASP Fund whose shares are represented by outstanding  share certificates  will not be  allowed to  redeem,  transfer  or pledge  shares  of Main  Street  Fund  they  receive  in the
Reorganization  until  the  certificates  for the  exchanged
MASP  Fund  have  been  returned  to  the  Transfer   Agent.
Shareholders  of  Class  B,  Class  C,  Class N and  Class Y
shares  of MASP Fund do not have  certificates  representing their shares.  Their shares will be cancelled.

      Like MASP Fund,  Main Street  Fund does not  routinely
hold annual shareholder meetings.

      COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

      This  section  describes  key  investment  policies of
MASP  Fund and Main  Street  Fund,  and  certain  noteworthy differences  between the investment  objectives and policies of  the  two  Funds.  For a  complete  description  of  Main
Street Fund's investment  policies and risks,  please review its  Prospectus  and  Statement  of  Additional  Information
dated  October 23,  2002,  as  supplemented  April 30, 2003.
That  Prospectus  is attached to this  Prospectus  and Proxy
Statement  as an  enclosure  and is  incorporated  herein by reference.

Are   there  any   significant   differences   between   the
investment objectives and strategies of the Funds?

      In considering  whether to approve the Reorganization,
shareholders  of MASP Fund should  consider the  differences in investment  objectives,  policies and risks of the Funds.
Additional  information  about  both  Funds is set  forth in their  respective  Statements of Additional  Information and
Annual  Reports,  which may be obtained  upon request to the
Transfer  Agent.  See  "Information  about  MASP  Fund"  and
"Information about Main Street Fund."

      MASP Fund and Main  Street  Fund under  normal  market
conditions   invest  their  assets  in  similar  ways.  MASP
Fund's  investment   objective  is  to  seek  to  match  the
performance  of the SP 500  Index as  closely  as  possible
before  the  deduction  of Fund  expenses,  and it may  also invest in  securities  not included in the SP 500 Index and
derivative    securities   to   attempt   to    economically
approximate   the  SP  500  Index.   Main   Street   Fund's
investment  objective is to seek high total return,  but its investment objective allows for more investment  flexibility across  different  capitalization  ranges.  The Fund invests mainly  in  common  stocks of U.S.  companies  of  different
capitalization   ranges,   presently   focusing   on   large
capitalization  issuers.  It can buy debt  securities,  such as bonds and  debentures,  but does not currently  emphasize these  investments.  This is  further  explained  in "How Do the Investment Policies of the Funds Compare?" below.

What are the Main Risks  Associated  with an  Investment  in the Funds?

      Like all  investments,  an  investment  in both of the
Funds  involves  risk.  There is no  assurance  that  either
Fund will meet its  investment  objective.  The  achievement
of  the  Funds'  goals   depends  upon  market   conditions,
generally,  and on the portfolio  manager's  analytical  and portfolio  management  skills.  The  risks  described  below collectively  form the risk  profiles of the Funds,  and can affect  the  value  of the  Funds'  investments,  investment performance  and prices  per  share.  There is also the risk that  poor  securities  selection  by  the  Manager  or  the
Advisor  will  cause  the  respective  Fund to  underperform other  funds  having a similar  objective.  These risks mean that you can lose money by investing  in either  Fund.  When you redeem your shares,  they may be worth more or less than what you paid for them.

How Do the Investment Policies of the Funds Compare?

      Although  Main  Street Fund  currently  focuses on the
stocks of large-capitalization  issuers, the Fund can invest in the stocks of U.S. companies of different  capitalization ranges. In contrast,  through its  master/feeder  structure,
MASP Fund  invests all of its assets in the Master Fund that has the same  goals as the Fund.  All  investments  are made by the Master Fund.  MASP Fund  invests,  through the Master
Fund,  mainly  in the 500  stocks  that  make up the SP 500
Index.  Furthermore,  MASP Fund invests in all 500 stocks in the SP 500 Index in roughly the same  proportions  as their
weightings  in the SP 500 Index.  In  selecting  securities
for Main Street Fund, Main Street Fund's portfolio  managers
use  an  investment   process  that  combines   quantitative
models,  fundamental  research about  particular  securities and individual  judgment.  In contrast,  MASP Fund employs a passive  approach to  investing  and does not attempt to buy or sell  securities  based on economic,  financial or market analysis.

      Main  Street Fund  attempts to reduce its  exposure to
market risks by diversifying  its  investments,  that is, by not  holding  a  substantial  amount  of  stock  of any  one company and by not  investing  too great a percentage of the
Fund's  assets in any one company.  In  contrast,  MASP Fund is  non-diversified,  as discussed  below.  Main Street Fund cannot  invest 25% or more of its total assets in securities of issuers in any particular industry.  Similarly, MASP Fund
cannot   invest  more  than  25%  of  its  total  assets  in
securities of issuers in any particular  industry.  However, in  replicating  the  weighting of a particular  industry in the SP 500  Index,  MASP Fund may  invest  more than 25% of
its total assets in securities of issues in that industry.

      Risks     of     Non-Diversification.      MASP     is
"non-diversified."  That means that  compared  to funds that are  diversified,  MASP Fund can invest a greater portion of its net assets in the securities of one issuer,  such as the
Master  Fund.  As  such,  MASP  Fund  is  vulnerable  to the effects  of  economic  changes  that  affect  shares  of the
Master Fund.  In contrast,  Main Street Fund is  diversified and is not subject to risks of non-diversification.

      Illiquid and Restricted  Securities.  Both Funds limit
the  amount of  assets  that they  invest  in  illiquid  and restricted  securities.  Main  Street  Fund will not  invest more than 10% (the Board can increase  that limit to 15%) of its net assets in  illiquid  or  restricted  securities  and
MASP Fund will not  invest  more than 15% of its net  assets in illiquid or  restricted  securities.  Investments  may be illiquid  because they do not have an active trading market, making  it  difficult  to  value  them  or  dispose  of them promptly at an acceptable  price.  A restricted  security is one that has a  contractual  restriction  on its  resale  or which cannot be sold publicly  until it is registered  under the Securities Act of 1933.  Certain  restricted  securities that are  eligible  for  resale to  qualified  institutional
purchasers   may  not  be  subject  to  those  limits.   The
respective  Manager or Adviser monitors holdings of illiquid securities on an ongoing basis to determine  whether to sell any holdings to maintain adequate liquidity.

      Foreign  Investing.  Both  Funds  can  invest  without
limit in  foreign  securities.  However,  Main  Street  Fund currently  does not plan to invest  significant  amounts  of its assets in foreign  securities.  While foreign securities
may  offer  special  investment   opportunities,   they  are
subject  to special  risks that can reduce the Funds'  share prices  and  returns.  For  example,  one  of the  risks  of investing in foreign  securities  is the effects of a change in value of a  foreign  currency  against  the U.S.  dollar, which will  result in a change in the U.S.  dollar  value of securities denominated in that foreign currency.

      Special  Risks of  Emerging  Markets.  Both  Funds can
invest  in  emerging   market   securities.   Securities  in
emerging and developing  markets  present risks not found in more mature  markets.  Emerging and  developing  markets may also offer special  opportunities  for growth  investing but have  greater  risks than more  developed  foreign  markets, such as those in Europe, Canada,  Australia, New Zealand and
Japan.  There  may be less  liquidity  in  their  securities
markets,   and   settlements   of  purchases  and  sales  of
securities  may be subject to  additional  delays.  They are subject to greater risks of limitations on the  repatriation of income  and  profits  because  of  currency  restrictions imposed by local  governments.  Those  countries may also be subject  to the  risk  of  greater  political  and  economic instability,  which can  greatly  affect the  volatility  of prices  of  securities  in  those  countries.  Economies  of developing  countries  may be more  dependent on  relatively few  industries  that may be highly  vulnerable to local and
global    changes.    These    investments   may   be   very
speculative.

      Derivative  Investments.  Both  Funds can  invest in a
number  of  different  kinds  of  "derivative"  investments,
although   neither  Fund  is  required  to  use   derivative
investments  in seeking its  objective.  In general terms, a derivative  investment is an investment contract whose value depends on (or is derived  from) the value of an  underlying asset, interest rate or index.  Options,  futures contracts, structure  notes  such  as  indexed  securities  or  inverse securities,  collateralized  mortgage  obligations  ("CMOs")
and hedging  instruments are "derivative  instruments"  Main
Street  Fund can use.  Options  and  futures  contracts  and short  sales  in  connection  therewith  may  be  considered derivative  investments  for MASP  Fund  used to link to the performance  of the SP 500  Index.  MASP  Fund may also use
anticipatory   hedging   and   options   and   futures   for
liquidity.  Main  Street  Fund  might use  other  derivative investments  because they offer the  potential for increased income and principal value.

      Derivatives   have   risks.   If  the  issuer  of  the
derivative  does not pay the amount due,  the Funds can lose
money  on  the  investment.   The  underlying   security  or
investment  on  which  the  derivative  is  based,  and  the derivative itself,  might not perform the way the Manager of
Main  Street  Fund and the  Adviser  expected it to perform.
As a result of these  risks,  both Funds could  realize less principal  or income from the  investment  than  expected or their  hedge might be  unsuccessful.  If that  happens,  the
Funds'   share  prices   could  fall.   Certain   derivative
investments held by the Funds may be illiquid.

      For  both  Funds,  certain  types  of  investments  or
trading  strategies (such as borrowing money to increase the amount of  investment)  may be  subject  to  leverage  risk.
This means a relatively  small market movement may result in large  changes  in  the  value  of  an  investment.  Certain investments or trading  strategies that involve leverage can result in losses that greatly  exceed the amount  originally invested.  Derivatives  may be  difficult or  impossible  to sell at the time that the seller  would like or at the price that the seller believes the security is currently worth.

      Hedging.   Both   Funds  can  buy  and  sell   futures
contracts and put and call options  although neither Fund is required to use hedging  instruments  to seek its objective.
Main Street Fund may also enter into forward  contracts  and options on futures  and  securities  indices.  These are all
referred  to  as  "hedging   instruments."  The  Funds  have
limits  on  their  use  of  hedging  and  types  of  hedging instruments  that  can be  used,  and do not  use  them  for speculative purposes.

      Only MASP Fund may use  derivatives  for  anticipatory
hedging.  Anticipatory  hedging is a  strategy  in which the
Fund uses a  derivative  to offset the risk that  securities in which the Fund  intends to invest will  increase in value
before  the  Fund  has  an   opportunity   to  purchase  the
securities.  The Fund will use derivatives for  anticipatory hedging  in  order  to  gain  exposure  efficiently  to  its underlying  indices or market segments in the event the Fund
receives  cash  inflows.   Derivatives  may  not  always  be
available  or  cost  efficient.   If  the  Fund  invests  in
derivatives,  the  investments  may not be as effective as a hedge against price movements.

      Some of these  strategies  could be used to hedge  the
Funds' portfolio against price  fluctuations.  Other hedging strategies,  such as buying futures and call options,  could increase  the  Funds'  exposure  to the  securities  market.
Forward  contracts  can be  used  to try to  manage  foreign currency risks on Main Street Fund's foreign investments.

      There are also  special  risks in  particular  hedging
strategies.   Options   trading   involves  the  payment  of
premiums,  has  special  tax  effects  on the  Funds and can increase  portfolio  turnover.  If the Adviser for MASP Fund
and  the   Manager  for  Main  Street  Fund  use  a  hedging
instrument  at the wrong  time or judged  market  conditions incorrectly,  the hedge  might fail and the  strategy  could reduce the Funds' return.  Both Funds could also  experience losses if the prices of their futures and options  positions are not correlated  with their other  investments or if they could  not  close  out a  position  because  of an  illiquid market.

      Portfolio  Turnover.  Main  Street  Fund can engage in
active and  frequent  trading to achieve its  objective  and may have a high turnover rate (for example,  over 100%).  In contrast,  because  MASP Fund  employs a passive  investment approach,  it is anticipated that its portfolio turnover and trading costs will be lower than  "actively"  managed funds.
"Portfolio  turnover"  describes  the  rate at  which a fund traded  its  portfolio  securities  during  its last  fiscal
year.   Increased  portfolio  turnover  increases  brokerage
costs the Fund pays. If either Fund  realizes  capital gains when it sells its portfolio  investments,  generally it must
pay   out   those   gains   to   shareholders,    increasing
non-retirement  plan or  non-IRA  or  non-education  savings account shareholders' taxable distributions.

      Investing  in  Small,   Unseasoned   Companies.   Main
Street Fund can invest in  securities  of small,  unseasoned companies.  In contrast,  MASP Fund does not invest in these types of  securities.  Main Street Fund,  however,  does not intend  to invest  more  than 5% of its net  assets in those securities.  Small,  unseasoned  companies that have been in operation  for less than  three  (3)  years,  including  the
operations   of  any   predecessors.   Securities  of  these
companies  may be subject  to  volatility  in their  prices.
They may have a limited trading market,  which may adversely affect the Fund's  ability to dispose of them and can reduce the  price  the  Funds  might be able to  obtain  for  them.
Other  investors  that  own a  security  issued  by a small, unseasoned  issuer  for  which  there is  limited  liquidity might  trade the  security  when the Fund is  attempting  to dispose  of its  holdings  of that  security.  In that case, the Fund might  receive a lower price for its holdings  than might  otherwise  be  obtained.  These are more  speculative securities  and can  increase the Fund's  overall  portfolio risks.

      Repurchase   Agreements.   Both   Funds  can   acquire
securities  subject to  repurchase  agreements.  Main Street
Fund will not enter in a  repurchase  agreement  that causes more than 10% of its net assets to be subject to  repurchase agreements  having a  maturity  beyond  seven (7)  days.  As such,  repurchase  agreements having a maturity beyond seven days are  subject to the Funds'  limits on holding  illiquid investments.  MASP Fund may not invest  more than 15% of its net assets in  repurchase  agreements  maturing in more than
seven   (7)   days   together   with  all   other   illiquid
investments.  There is no limit on the  amount of the Funds'
net  assets  that may be subject  to  repurchase  agreements having maturities of seven days or less.

      In a repurchase transaction,  the Funds buy a security
from, and  simultaneously  resell it to, an approved  vendor for  delivery  on an  agreed-upon  future  date.  The resale price exceeds the purchase  price by an amount that reflects an  agreed-upon  interest  rate  effective  for  the  period
during  which  the   repurchase   agreement  is  in  effect.
Approved  vendors  include  U.S.   commercial   banks,  U.S.
branches of foreign banks, or broker-dealers  that have been designated  as  primary  dealers in  government  securities.
They  must  meet  credit  requirements  set by  Main  Street
Fund's  Manager,  and  MASP  Fund's  Adviser,  from  time to time.  The  majority of these  transactions  run from day to day, and delivery  pursuant to the resale  typically  occurs within one to five days of the purchase.

      Loans of  Portfolio  Securities.  Both  Funds can lend
their  portfolio  securities  to certain  types of  eligible borrowers  approved  by the Board of each Fund to raise cash for liquidity  purposes.  For Main Street Fund,  these loans are limited to not more than 25% of the Fund's  total assets and for  MASP  Fund,  not  more  than 33 1/3% of the  Fund's total  assets.  Main Street Fund  currently  does not intend to engage in loans of  securities.  MASP Fund may  engage in loans of  securities,  but if it does so such loans will not likely exceed 5% of its total assets.

      There are some  risks in  connection  with  securities
lending.  The Funds must receive  collateral  for loans.  As a result,  the Funds might  experience  a delay in receiving additional  collateral  to  secure  a loan,  or a  delay  in
recovery   of  the  loaned   securities   if  the   borrower
defaults.

      When the Funds lend  securities,  they receive amounts
equal to the  dividends  or interest  on loaned  securities.
They also receive one or more of (a)  negotiated  loan fees,
(b)  interest  on  securities  used as  collateral,  and (c)
interest on any short-term  debt  securities  purchased with such loan  collateral.  Any of these types of  interest  may be  shared  with  the  borrower.  The  Funds  may  also  pay reasonable  finder's,  custodian and administrative  fees in connection  with these loans.  The terms of the Funds' loans must meet applicable  tests under the Internal  Revenue Code and must permit the Fund to reacquire  loaned  securities on five (5) days'  notice  or in time to vote on any  important matter.

      Temporary  Defensive  and  Interim  Investments.  Only
Main Street Fund engages in temporary  defensive and interim
investments.   In  times  of  adverse  or  unstable  market,
economic  or  political  conditions,  Main  Street  Fund can invest  up to  100% of its  assets  in  temporary  defensive investments that are inconsistent  with the Fund's principal
investment   strategies.   These   would  be  money   market
instruments,   U.S.  government   securities,   highly-rated
commercial paper, or repurchase  agreements.  The Fund might also hold these types of securities  pending the  investment of  proceeds  from the sale of Fund's  shares  or  portfolio securities  or  to  meet  anticipated  redemptions  of  Fund
shares.   To  the   extent   the  Fund   invests   in  these
securities, it might not achieve its investment objective.

What  are the  fundamental  investment  restrictions  of the
Funds?

      Both  MASP  Fund and Main  Street  Fund  have  certain
investment   restrictions  that  are  fundamental  policies,
changeable  only  by  shareholder   approval.   Main  Street
Fund's  investment  objective is a fundamental  policy while
MASP  Fund's  investment   objective  is  a  non-fundamental
policy.  As such,  MASP Fund's  investment  objective may be changed  by the Board with 60 days  notice to  shareholders,
but   without   shareholder   approval.   Except  for  those
investment    restrictions   identified   as   such   below,
generally,  the investment  restrictions are similar between the Funds.

      |_|   Unlike  MASP  Fund,  Main  Street  Fund  is  a
         diversified  Fund.  As  such,  Main  Street  Fund
         can not buy  securities  issued or  guaranteed by
         any  one  issuer  if more  than  5% of its  total
         assets  would be invested in  securities  of that
         issuer  or if it would  then own more than 10% of
         that    issuer's    voting    securities.    That
         restriction  applies to 75% of the  Fund's  total
         assets.  The limit  does not apply to  securities
         issued  by  the  U.S.  government  or  any of its
         agencies or  instrumentalities  or  securities of
         other investment companies.
      |_|   Neither    Fund   can   invest   in   physical
         commodities  or  physical  commodity   contracts.
         However,  the  Funds  can  buy and  sell  hedging
         instruments  to the  extent  specified  in  their
         Prospectuses   and   Statements   of   Additional
         Information   from  time  to  time.  Main  Street
         Fund  can also  buy and  sell  options,  futures,
         securities  or other  instruments  backed  by, or
         the  investment  return from which,  is linked to
         changes in the price of, physical commodities.
      |_|   Neither  Fund can  make  loans,  except  under
         certain  circumstances.  Main  Street Fund cannot
         make  loans   except  (a)   through   lending  of
         securities,  (b)  through  the  purchase  of debt
         instruments,   loan   participations  or  similar
         evidences   of   indebtedness,   (c)  through  an
         inter-fund    lending    program    with    other
         affiliated  funds,  and  (d)  through  repurchase
         agreements.  MASP  Fund  may not  make  loans  to
         other  persons,  except that the  acquisition  of
         bonds,   debentures  or  other   corporate   debt
         securities    and    investment   in   government
         obligations,   commercial   paper,   pass-through
         instruments,  certificates  of deposit,  bankers'
         acceptances,   repurchase   agreements   or   any
         similar  instruments  shall  not be  deemed to be
         the  making of a loan,  and except  further  that
         the  Fund  may  lend  its  portfolio  securities,
         provided    that   the   lending   of   portfolio
         securities  may be made only in  accordance  with
         applicable  law and the  guidelines  set forth in
         the Fund's Registration  Statement,  as it may be
         amended from time to time.
      |_|   Neither  Fund  can  concentrate   investments.
         As such,  Main Street  Fund cannot  invest 25% or
         more and MASP Fund  cannot  invest  more than 25%
         of their  total  assets in  companies  in any one
         industry  (excluding   investments  in  the  U.S.
         Government      and     its      agencies     and
         instrumentalities).    For    MASP    Fund,    in
         replicating   the   weighting   of  a  particular
         industry  in  its  target  index,  the  Fund  may
         invest  more  than  25% of its  total  assets  in
         securities  of issuers in that  industry when the
         assets  of  companies   included  in  the  target
         index  that are in the  industry  represent  more
         than 25% of the  total  assets  of all  companies
         included in the index.
      |-|
         Neither Fund can  underwrite  securities of other
         companies.  A  permitted  exception  is  in  case
         they are  deemed  to be  underwriters  under  the
         Securities   Act  of  1933  when   reselling  any
         securities held in their own portfolio.
      |_|   Neither  Fund can invest in real  estate or in
         interests in real estate.
         Both Funds may purchase  securities  of companies
         holding real estate or interests in real estate.
      |_|   Neither  Fund can issue  "senior  securities".
         However,  that  restriction does not prohibit the
         Funds  from   borrowing   money  subject  to  the
         provisions  set  forth  in  their  Statements  of
         Additional  Information,  or from  entering  into
         margin,   collateral   or   escrow   arrangements
         permitted by their other investment policies.
|_|   Neither  Fund can borrow money in excess of 33 1/3% of
         the  value  of  its  total  assets.  Main  Street
         Fund  may   borrow   only   from   banks   and/or
         affiliated  investment  companies.   Furthermore,
         Main   Street   Fund  can   borrow   only  if  it
         maintains  a 300%  ratio of assets to  borrowings
         at all  times  in the  manner  set  forth  in the
         Investment  Company  Act.  MASP  Fund may  borrow
         only  from  banks  and  (i) may  borrow  up to an
         additional  5% of its total assets for  temporary
         purposes  (ii) may obtain  such short term credit
         as  may  be  necessary   for  the   clearance  of
         purchases and sales of portfolio  securities  and
         (iii) may  purchase  securities  on margin to the
         extent permitted by applicable law.
|_|   MASP Fund cannot  invest in the  securities  issued by
         any  company   for  the  purpose  of   exercising
         control or management of that company.

How do the Account  Features  and  Shareholder  Services for
the Funds Compare?

   Investment  Management - Pursuant to the Main Street Fund
Advisory  Agreement,  the  Manager  acts  as the  investment advisor for Main Street  Fund.  MASP Fund invests all of its assets in shares of a Master  Fund.  Accordingly,  MASP Fund does not invest  directly in  portfolio  securities  and all portfolio  management  occurs  at the  level  of the  Master
Fund.  The  Master  Fund  has  entered  into  an  investment management  agreement  with  Fund  Asset  Management,  L.P., doing business as Mercury Advisors,  as Adviser (the "Master
Fund  Advisory  Agreement").  Under  the  Main  Street  Fund
Advisory  Agreement and the Master Fund Advisory  Agreement,
the  Manager or Adviser is  authorized  and  directed to (i)
regularly provide  investment advice and  recommendations to
each  Fund  with   respect   to  the   Fund's   investments,
investment  policies and the purchase and sale of securities and  other  investments;  (ii)  supervise  and  monitor  the investment  program of each Fund and the  composition of its
portfolio   to   determine   what   securities   and   other
investments  shall be  purchased  or sold by the  Fund;  and
(iii)  arrange  for the  purchase  of  securities  and other investments  for each  Fund and the sale of  securities  and other investments held in the portfolio of the Fund.

      The  Administrator  has entered into an Administration
Agreement with MASP Fund ("Administration  Agreement").  The
Main Street Fund Advisory  Agreement and the  Administration
Agreement    state   that   the   Manager    will    provide
administrative  services for the respective Fund,  including compilation  and  maintenance  of records,  preparation  and
filing  of  reports   required   by  the  SEC,   reports  to
shareholders,   and  composition  of  proxy  statements  and
registration   statements  required  by  Federal  and  state
securities   laws.   The   administrative   services  to  be
provided by the Manager  under the advisory  agreement  will be at its own expense.  Under the  Administration  Agreement
MASP Fund pays an  Administration  Fee to the  Administrator of 0.50% of average annual net assets of the Fund.

      The  Adviser  has  entered  into a  sub-administration
agreement   ("Sub-administration    Agreement")   with   the
Administrator.  Under the Sub-administration  agreement, the
Adviser  maintains  certain  books and records and  prepares certain reports on behalf of MASP Fund.

      Expenses not  expressly  assumed by the Manager  under
the  advisory  agreement  or by the  Distributor  under  the
General  Distributor's  Agreement are paid by the Fund.  The advisory  agreement  lists  examples of expenses paid by the
Fund,  the major  categories  of which  relate to  interest, taxes,  brokerage  commissions,  fees to  certain  Trustees, legal and  audit  expenses,  custodian  and  transfer  agent
expenses,   share  issuance  costs,   certain  printing  and
registration  costs and  non-recurring  expenses,  including litigation costs.

      Main  Street  Fund's  Advisory   Agreement   generally
provides  that in the  absence of willful  misfeasance,  bad faith,  gross negligence in the performance of its duties or reckless  disregard of its  obligations and duties under the advisory  agreement,  the Manager is not liable for any loss sustained  by reason of good faith  errors or  omissions  in connection  with  any  matters  to  which  the  agreement(s)
relate.   The  agreements  permit  the  Manager  to  act  as
investment   advisor   for  any   other   person,   firm  or
corporation.  Pursuant  to the  agreement,  the  Manager  is permitted to use the name  "Oppenheimer"  in connection with
other   investment   companies  for  which  it  may  act  as
investment  advisor or general  distributor.  If the Manager shall no longer act as  investment  advisor  to Main  Street
Fund,  the Manager may withdraw the right of the Fund to use the name "Oppenheimer" as part of its name.

      The    Administrator/Manager    is    controlled    by
Oppenheimer  Acquisition  Corp., a holding  company owned in part by senior  officers  of the  Administrator/Manager  and
ultimately   controlled   by   Massachusetts   Mutual   Life
Insurance  Company,  a mutual life  insurance  company  that also advises  pension plans and  investment  companies.  The
Manager has been an  investment  advisor since January 1960.
The   Manager   (and   its   subsidiaries   and   controlled
affiliates)  managed  more than $130 billion in assets as of
June 30, 2003,  including other  Oppenheimer funds with more
than  7  million  shareholder   accounts.   The  Manager  is
located at 498 Seventh Avenue,  New York 10018.  The Adviser is  organized  as a limited  partnership,  the  partners  of which are Merrill  Lynch  Co.,  Inc., a financial  services
holding   company  and  the  parent  of  Merrill  Lynch  and
Princeton  Services,  Inc.  Merrill  Lynch  Co.,  Inc.  and
Princeton Services are "controlling  persons" of the Adviser as  defined  under the  Investment  Company  Act  because of their ownership of its voting  securities and their power to exercise a  controlling  influence  over its  management  or policies.  OppenheimerFunds  Services,  a  division  of  the
Manager,  acts as transfer and  shareholder  servicing agent and is paid an annual per  account  fee by each of MASP Fund and Main Street  Fund and by certain  other  open-end  funds managed by the Manager and its affiliates.

      Distribution  -  Pursuant  to  General   Distributor's
Agreements,  the Distributor  acts as principal  underwriter in a  continuous  public  offering  of shares of both Funds, but is not  obligated  to sell a specific  number of shares.
Expenses   normally   attributable   to   sales,   including
advertising   and  the   cost  of   printing   and   mailing
prospectuses   other  than  those   furnished   to  existing
shareholders,  are  borne  by the  Distributor,  except  for those for which the  Distributor  is paid under each  Fund's
Rule 12b-1 Distribution and Service Plan described below.

      Both Funds have adopted a Service  Plan and  Agreement
under Rule  12b-1 of the  Investment  Company  Act for their
Class  A  shares.   The  Service   Plan   provides  for  the
reimbursement  to the Distributor for a portion of its costs
incurred  in  connection  with  the  personal   service  and
maintenance  of  accounts  that  hold  Class A shares of the respective  Funds.  Under the Service  Plans,  reimbursement is made  quarterly  at an annual  rate  that may not  exceed
0.25% of the average  annual net assets of Class A shares of the respective  Funds.  The  Distributor  currently uses all of those  fees to  compensate  dealers,  brokers,  banks and
other   financial   institutions   quarterly  for  providing
personal  service  and  maintenance  of  accounts  of  their customers that hold Class A shares of the respective Funds.

      Both  Funds  have  adopted  Distribution  and  Service
Plans and  Agreements  under  Rule  12b-1 of the  Investment
Company  Act for Class B, Class C and Class N shares.  These plans  compensate the Distributor for its services and costs in connection with the  distribution of Class B, Class C and
Class N shares and the personal  service and  maintenance of shareholder  accounts.  Under each Class B and Class C Plan, the Funds  pay the  Distributor  a service  fee at an annual
rate  of  0.25%  of   average   annual  net  assets  and  an
asset-based  sales  charge  at an  annual  rate of  0.75% of average  annual net  assets.  Under  each Class N Plan,  the
Funds pay the  Distributor  a service  fee at an annual rate of 0.25% of average  annual  net  assets and an  asset-based sales  charge at an annual  rate of 0.25% of average  annual net  assets.  All fee  amounts  are  computed on the average annual  net assets of the class  determined  as of the close of each regular  business day of each Fund. The  Distributor uses  all of the  service  fees to  compensate  dealers  for providing  personal  services and maintenance of accounts of their  customers that hold shares of the Funds.  The Class B and Class N  asset-based  sales  charge is  retained  by the
Distributor.  After the first year,  the Class C asset-based sales  charge  is paid to the  broker-dealer  as an  ongoing concession for shares that have been  outstanding for a year or more.  The terms of the  Funds'  respective  Distribution and Service Plans are substantially similar.

      Purchases  and  Redemptions  - Both  Funds are part of
the  OppenheimerFunds  family  of  mutual  funds.  Shares of
MASP Fund are  offered  for sale only to  retirement  plans.
The procedures for purchases,  exchanges and  redemptions of shares of the Funds are nearly identical;  however, for MASP
Fund,   not  only  can  shares  be   redeemed  by  mail  and
telephone,  but by wire as well.  Shares of either  Fund may
be  exchanged   for  shares  of  the  same  class  of  other
Oppenheimer    funds   offering   such   shares.    Exchange
privileges  are subject to amendment or  termination  at any time.

      Both  Funds  have  the  same  initial  and  subsequent
minimum  investment  amounts  for the  purchase  of  shares.
These amounts are $1,000 and $50,  respectively.  Both Funds have a  maximum  initial  sales  charge  of 5.75% on Class A shares  for  purchases  of  less  than  $25,000.  The  sales charge of 5.75% is reduced for  purchases  of Class A shares of $25,000 or more.  Investors  who  purchase  $1 million or more of Class A shares pay no initial  sales  charge.  Class
B shares  of the Funds are sold  without a  front-end  sales charge but investors  will pay an annual  asset-based  sales charge.  If  investors  sell their  shares  within six years from the beginning of the calendar month of their  purchase, they will  normally  pay a CDSC.  The CDSC  begins at 5% for shares  redeemed in the first year and declines to 1% in the sixth  year and is  eliminated  after  that.  Class C shares may be  purchased  without  an  initial  sales  charge,  but investors will pay an annual  asset-based sales charge,  and if redeemed  within 12 months of buying  them,  a CDSC of 1%
will be  deducted  from  the  redemption  proceeds.  Class N shares  (available  only through certain  retirement  plans)
are  purchased   without  an  initial   sales  charge,   but
investors will pay an annual  asset-based sales charge,  and if redeemed within 18 months of the retirement  plan's first purchase of Class N shares, a CDSC of 1% may be deducted.

      Class A,  Class B, Class C, Class N and Class Y shares
of Main Street Fund received in the  Reorganization  will be issued at net asset  value,  without a sales  charge  and no
CDSC will be imposed on any MASP Fund shares  exchanged  for
Main Street  Fund shares as a result of the  Reorganization.
However,  any CDSC that  applies  to MASP Fund  shares as of the date of the  exchange  will  carry  over to Main  Street
Fund shares received in the Reorganization.

      Shareholder  Services - Unless otherwise  noted,  both
Funds  also  offer the  following  privileges:  (i) Right of
Accumulation,  (ii) Letter of Intent,  (iii) reinvestment of dividends  and  distributions  at net asset value,  (iv) net asset value  purchases by certain  individuals and entities,
(v)  Asset  Builder  (automatic  investment  )  Plans,  (vi)
Automatic  Withdrawal  and Exchange  Plans for  shareholders who own shares of the Funds valued at $5,000 or more,  (vii)
AccountLink and PhoneLink arrangements,  (viii) exchanges of shares for shares of the same class of certain  other  funds at net asset value,  (ix) telephone and Internet  redemption and exchange  privileges,  and (x) for MASP Fund only,  wire redemptions  of  fund  shares  (for  a  fee).  All  of  such
services  and   privileges   are  subject  to  amendment  or
termination  at any time and are subject to the terms of the
Funds' respective prospectuses.

      Dividends  and  Distributions  -  Both  Funds  declare
dividends  separately  for  each  class of  shares  from net
investment   income  on  an  annual   basis  and  pay  those
dividends to  shareholders in December on a date selected by the  Board  of each  Fund.  Dividends  paid  on  Class A and
Class Y shares will  generally be higher than  dividends for
Class B,  Class C and  Class N shares  which  normally  have higher  expenses  than  Class  A and  Class Y  shares.  Both
Funds  have no fixed  dividend  rates  and  there  can be no guarantee  that  either  Fund  will  pay  any  dividends  or distributions.

      Either Fund may realize  capital  gains on the sale of
portfolio   securities.   If  either   does,   it  may  make
distributions   out  of  any  net  short-term  or  long-term
capital  gains in December of each year.  The Funds may make supplemental  distributions  of dividends  and capital gains following the end of their fiscal years.

                     VOTING INFORMATION

How many votes are necessary to approve the Reorganization
Agreement?

      The  affirmative  vote of the holders of a majority of
the  outstanding   voting  securities  (as  defined  in  the
Investment   Company   Act)  of  MASP  Fund  voting  in  the
aggregate  and not by  class is  necessary  to  approve  the
Reorganization  Agreement and the transactions  contemplated thereby.  As  defined in the  Investment  Company  Act,  the vote of a majority of the outstanding  shares means the vote of  (1)  67% or  more  of  MASP  Fund's  outstanding  shares present at a meeting if the  holders of more than 50% of the outstanding  shares of the Fund are  present or  represented by  proxy;  or (2) more than 50% of the  Fund's  outstanding
shares,   whichever  is  less.  Each   shareholder  will  be
entitled to one vote for each full share,  and a  fractional vote for each  fractional  share  of MASP  Fund  held on the
Record  Date.  If  sufficient  votes to approve the proposal are not  received  by the date of the  Meeting,  the Meeting
may  be  adjourned  to  permit   further   solicitation   of
proxies.  The  holders of a majority  of shares  entitled to vote at the  Meeting  and  present  in  person  or by  proxy
(whether  or not  sufficient  to  constitute  a quorum)  may adjourn  the  Meeting  to  permit  further  solicitation  of proxies.

How do I ensure my vote is accurately recorded?

      You can vote in three (3) different ways:

o     By mail, with the enclosed proxy card
o     In person at the Meeting
o     By telephone (please see the insert for instructions)

      A proxy card is, in essence,  a ballot.  If you simply
sign and date the  proxy  but give no  voting  instructions, your  shares  will be voted  in favor of the  Reorganization
Agreement.

      Votes   may   also   be   recorded    by    telephone.
Shareholders  must enter a unique  control  number  found on their  respective  proxy  ballots  before  providing  voting instructions by telephone.  After a shareholder provides his or her  voting  instructions,  those  instructions  are read back to the  shareholder  and the  shareholder  must confirm his or her  voting  instructions  before  disconnecting  the telephone  call.  The voting  procedures  used in connection
with   telephone   voting   are   designed   to   reasonably
authenticate  the  identity  of   shareholders,   to  permit
shareholders  to  authorize  the  voting of their  shares in accordance  with  their  instructions  and to  confirm  that their instructions have been properly recorded.

Can I revoke my proxy?

      Yes.  You may revoke  your proxy at any time before it
is voted by (i)  writing  to the  Secretary  of MASP Fund at
6803  South  Tucson  Way,  Centennial,  Colorado  80112  (if
received  in time to be  acted  upon);  (ii)  attending  the
Meeting  and  voting  in  person;   or  (iii)   signing  and
returning a  later-dated  proxy (if returned and received in time to be voted).

What other matters will be voted upon at the Meeting?

      The Board of  Trustees of MASP Fund does not intend to
bring any  matters  before  the  Meeting  other  than  those described  in  this  proxy.  It is not  aware  of any  other matters to be brought  before the Meeting by others.  If any other  matters  legally come before the  Meeting,  the proxy ballots confer discretionary  authority with respect to such matters,  and it is the  intention  of the persons  named as attorneys-in-fact  to vote proxies in accordance  with their judgment in such matters.

Who is entitled to vote?

      Shareholders  of  record  of MASP Fund at the close of
business  on July  29,  2003  (the  "record  date")  will be entitled to vote at the  Meeting.  On July 29,  2003,  there
were   5,621,539.32   outstanding   shares  of  MASP   Fund,
consisting  of  1,218,872.163  Class A  shares,  927,422.796
Class B shares,  1,036,603.900 Class C shares, 2,438,517.451
Class N  shares  and  123.01  Class Y  shares.  On July  29,
2003, there were 394,288,712.871  outstanding shares of Main
Street Fund,  consisting of 237,198,705.005  Class A shares,
104,136,880.565  Class  B  shares,  41,571,120.273  Class  C shares,  2,653,907.554  Class  N  shares  and  8,728,099.474
Class  Y  shares.   Under   relevant   state  law,   proxies
representing   abstentions  and  broker  non-votes  will  be
included  for  purposes of  determining  whether a quorum is
present  at  the   Meeting.   Shares   owned  of  record  by
broker-dealers  for the benefit of their customers  ("street account  shares") will be voted by the  broker-dealer  based
on   instructions   received  from  its  customers.   If  no
instructions are received,  and the  broker-dealer  does not have discretionary  power to vote such street account shares
under   applicable   stock   exchange   rules,   the  shares
represented  thereby will be considered to be present at the
Meeting  for  purposes  of  only   determining   the  quorum
("broker  non-votes").  Because of the need to obtain a vote of the majority of the  outstanding  voting  securities  for the Reorganization  proposal to pass, abstentions and broker non-votes  will have the same effect as a vote "against" the
Proposal.  For  purposes  of the  Meeting,  more than 50% of the shares  outstanding  and  entitled  to vote,  present in person or represented by proxy,  constitutes a quorum.  Main
Street Fund shareholders do not vote on the Reorganization.

What other solicitations will be made?

      MASP   Fund   will   request    broker-dealer   firms,
custodians,   nominees  and  fiduciaries  to  forward  proxy
material to the  beneficial  owners of the shares of record,
and  may  reimburse  them  for  their  reasonable   expenses
incurred  in  connection  with such proxy  solicitation.  In addition to solicitation  by mail,  officers of MASP Fund or offices and employees of  OppenheimerFunds  Services without extra pay may conduct  additional  solicitations  personally or by  telephone  or  telegraph.  Any  expenses  so incurred will be  borne by  OppenheimerFunds  Services.  Proxies  may also be  solicited  by a proxy  solicitation  firm  hired at
MASP  Fund's  expense.  If  a  proxy  solicitation  firm  is hired,  it is anticipated  that the cost of engaging a proxy
solicitation   firm  would  not  exceed  $5,000,   plus  the
additional  costs which would be incurred in connection with contacting  those  shareholders  who have not voted,  in the event of a need for resolicitation of votes.

Are there appraisal rights?

      No. Under the  Investment  Company  Act,  shareholders
do  not  have  rights  of  appraisal  as  a  result  of  the
Reorganization.  Although  appraisal rights are unavailable, you have the right to redeem  your shares at net asset value until the Valuation Date for the  Reorganization.  After the
Closing  Date,  you may  redeem  your new Main  Street  Fund shares or exchange  them into shares of certain  other funds in the  OppenheimerFunds  family of mutual funds, subject to the terms of the prospectuses of both funds.

             INFORMATION ABOUT MAIN STREET FUND

      Information   about   Main   Street   Fund  (File  No.
811-5360)  is  included  in Main  Street  Fund's  Prospectus dated  October  23,  2002 as  supplemented  April 30,  2003,
which  is  attached  to  and   considered  a  part  of  this
Prospectus  and  Proxy  Statement.   Additional  information
about Main Street  Fund is included in the Fund's  Statement
of  Additional   Information   dated  October  23,  2002  as
supplemented  April 30, 2003, the Annual Report dated August
31,  2002  and  the  succeeding   Semi-Annual  Report  dated
February  28,  2003,  which have been filed with the SEC and are  incorporated  herein by  reference.  You may  request a free  copy of  these  materials  and  other  information  by calling  1.800.708.7780 or by writing to Main Street Fund at
OppenheimerFunds   Services,   P.O.  Box  5270,  Denver,  CO
80217-5270.  Main Street  Fund also files  proxy  materials, reports  and other  information  with the SEC in  accordance with the  informational  requirements  of the Securities and
Exchange Act of 1934 and the  Investment  Company Act. These
materials  can be inspected  and copied at: the SEC's Public
Reference Room in Washington,  D.C. (Phone:  1.202.942.8090)
or the  EDGAR  data base on the SEC's  Internet  website  at
WWW.SEC.GOV.  Copies  may  be  obtained  upon  payment  of a
-----------
duplicating  fee by  electronic  request at the SEC's e-mail address:  PUBLICINFO@SEC.GOV  or by  writing  to  the  SEC's
          ------------------
Public Reference Section, Washington, D.C. 20549-0102.

                INFORMATION ABOUT MASP FUND

      Information  about MASP Fund (File No.  811-10153)  is
included in the  current  MASP Fund  Prospectus  dated March
28, 2003,  as  supplemented  May 7, 2003.  This document has been  filed  with  the SEC  and is  incorporated  herein  by reference.  Additional  information  about MASP Fund is also included in the Fund's  Statement of Additional  Information dated March 28, 2003,  the Annual Report dated  December 31,
2002, and the succeeding  Semi-Annual  Report dated June 30,
2003 (to be filed upon availability),  which have been filed with the SEC and are incorporated  herein by reference.  You
may  request  free  copies  of  these  or  other   documents
relating  to  MASP  Fund  by  calling  1.800.708.7780  or by
writing  to  OppenheimerFunds   Services,   P.O.  Box  5270,
Denver,  CO 80217-5270.  Reports and other information filed by MASP  Fund can be  inspected  and  copied  at:  the SEC's
Public   Reference   Room  in   Washington,   D.C.   (Phone:
1.202.942.8090)   or  the  EDGAR  data  base  on  the  SEC's
Internet  website  at  WWW.SEC.GOV.  Copies  maybe  obtained
                       -----------
upon payment of a duplicating  fee by electronic  request at the SEC's e-mail address:  PUBLICINFO@SEC.GOV  or by writing
                           ------------------
to the SEC's  Public  Reference  Section,  Washington,  D.C.
20549-0102.

                   PRINCIPAL SHAREHOLDERS

      As of July 29,  2003,  the  officers  and  Trustees of
MASP  Fund,   as  a  group,   owned  less  than  1%  of  the
outstanding  voting  shares  of MASP  Fund.  As of July  29,
2003,  the only persons who owned of record or were known by
MASP  Fund to own  beneficially  or of  record 5% or more of any class of the Fund's outstanding shares were as follows:

   RPSS Tr J Kings Food  Service  Professionals  Inc 401 K
   Plan,   Attn:   Melissa   Shulman,   700   Furrows  Rd,
   Holtsville,   NY  11742-2001  (which  owned  73,815.570
   Class A  shares  or 6.05%  of the  Class A shares  then
   outstanding).

   Reliance  Trust Co Cust FBO Pathlore  401K Prof Sharing
   Plan,  PO Box  48529,  Atlanta,  GA  30362-1529  (which
   owned  68,263.192  Class A shares or 5.60% of the Class
   A shares then outstanding).

   RPSS  Tr Trim  Systems  LLC  401K  Plan,  Attn:  Hallie
   Burke,  5700  Perimeter  Drive,  Suite  A,  Dublin,  OH
   43017-3253  (which owned  62,630.579  Class A shares or
   5.13% of the Class A shares then outstanding).

   Reliance  Trust Company Tr,  Cornell  Companies Inc, PO
   Box  48529,   Atlanta,   GA  30362-1529   (which  owned
   205,768.066  Class N shares  or  8.43%  of the  Class N
   shares then outstanding).

   OppenheimerFunds  Inc, c/o Tim Abbuhl,  Bldg 2, 6803 S.
   Tucson Way,  Centennial,  CO  80112-3924  (which  owned
   100  Class Y shares  or  81.16%  of the  Class Y shares
   then outstanding).

   RPSS Tr Rollover  IRA, FBO Douglas J.  Schoenfeld,  503
   Alpine  Lane,   Holmen,   WI  54636-9143  (which  owned
   23.201  Class Y shares  or 18.83% of the Class Y shares
   then outstanding).

      As of July 29, 2003,  the  officers  and  Directors of
Main  Street  Fund,  as a group,  owned  less than 1% of the outstanding  voting  shares of Main Street Fund.  As of July
29,  2003,  the only  persons  who  owned of  record or were known by Main Street Fund to own  beneficially  or of record
5% or more of any  class of the  Fund's  outstanding  shares were as follows:

   MLPFS  for the Sole  Benefit of its  Customers,  Attn:
   Fund  Admn  #97FJO,  4800  Deer  Lake  Drive  E,  Fl 3,
   Jacksonville,     FL     32246-6484     (which    owned
   5,391,960.176  Class B shares  or 5.17% of the  Class B
   shares then outstanding).

   Citigroup  Global Mkts Inc,  00109801250,  Attn:  Cindy
   Tempest,  7th Floor,  333 West 34th  Street,  New York,
   NY  10001-2483  (which  owned   5,363,144.791  Class  B
   shares   or   5.15%  of  the   Class  B   shares   then
   outstanding).

   MLPFS  for the Sole  Benefit of its  Customers,  Attn:
   Fund  Admn  #97C24,  4800  Deer  Lake  Drive  E,  Fl 3,
   Jacksonville,     FL     32246-6484     (which    owned
   5,093,379.998  Class C shares  or 12.25% of the Class C
   shares then outstanding).

   Citigroup  Global Mkts Inc,  00109801250,  Attn:  Cindy
   Tempest,  7th Floor,  333 West 34th  Street,  New York,
   NY  10001-2483  (which  owned   2,637,942.841  Class  C
   shares   or   6.34%  of  the   Class  C   shares   then
   outstanding).
   Brian  Anderson  Tr, US  Personel  Inc 401K Plan,  2300
   Valley  View  Ln,  Suite  300,  Irving,  TX  75062-1726
   (which  owned  185,130.133  Class N shares  or 6.97% of
   the Class N shares then outstanding).

   Brian  Anderson  Tr, US  Personel  Inc 401K Plan,  2300
   Valley  View  Ln,  Suite  300,  Irving,  TX  75062-1726
   (which  owned  97,410.991  Class N  shares  or 3.67% of
   the Class N shares then outstanding).

   Mass  Mutual Life  Insurance  Co,  Separate  Investment
   Acct,  Attn: N225, 1295 State Street,  Springfield,  MA
   01111-0001  (which owned  7,573,446.166  Class Y shares
   or 86.77% of the Class Y shares then outstanding).

By Order of the Board of Trustees

Robert G. Zack, Secretary
August 25, 2003

       Appendix to Prospectus and Proxy Statement of

                Oppenheimer Main Street Fund

      Graphic material included in the prospectus of
Oppenheimer Main Street Fund under the heading "Annual
Total Returns (Class A) (as of 12/31 each year)":

      A bar chart will be included in the Prospectus of the
Fund depicting the annual total returns of a hypothetical
investment in Class A shares of the Fund for its ten most
recent calendar years, without deducting sales charges or
taxes.  Set forth below are the relevant data points that
will appear on the bar chart.

Calendar
--------
Year                          Oppenheimer Main Street Fund
----------------------------------------------------------
Ended                         Class A shares
--------------------------------------------
12/31/93                         35.38%
12/31/94                         -1.53%
12/31/95                         30.77%
12/31/96                         15.70%
12/31/97                         26.59%
12/31/98                         25.19%
12/31/99                         17.12%
12/31/00                         -7.94%
12/31/01                        -10.46%
12/31/02                        -19.42%

       Appendix to Prospectus and Proxy Statement of

 Oppenheimer Select Managers Mercury Advisors SP 500 Index
                            Fund

      Graphic material included in the prospectus of
Oppenheimer Select Managers Mercury Advisors SP 500 Index
Fund under the heading "Annual Total Returns (Class A) (as
of 12/31 each year)":

      A bar chart will be included in the Prospectus of the
Fund depicting the annual total returns of a hypothetical
investment in Class A shares of the Fund for the calendar
year ended 12/31/02, without deducting sales charges and
taxes.  Set forth below are the relevant data points that
will appear on the bar chart.

Calendar                   Mercury Advisors SP 500 Index
-------- -------------------------------------------------
Fund,
-----
Year                       a series of Oppenheimer Select
----------------------------------------------------------
Managers
--------
Ended                      Class A shares
-----------------------------------------

12/31/02                     -23.21%

EXHIBIT A

            AGREEMENT AND PLAN OF REORGANIZATION

      AGREEMENT    AND   PLAN   OF    REORGANIZATION    (the
"Agreement")  dated  as of  April  28,  2003 by and  between
Mercury   Advisors   SP  500  Index   Fund,   a  series  of
Oppenheimer  Select Managers ("MASP Fund"),  a Massachusetts
business  trust and  Oppenheimer  Main Street Fund, a series
of  Oppenheimer  Main  Street  Funds,   Inc.  ("Main  Street
Fund"), a Maryland Corporation.

                    W I T N E S S E T H:

      WHEREAS,  the parties hereto desire to provide for the
reorganization   pursuant  to  Section   368(a)(1)   of  the
Internal  Revenue Code of 1986, as amended (the "Code"),  of
MASP Fund  through  the  acquisition  by Main Street Fund of substantially  all of the  assets of MASP  Fund in  exchange for Class A,  Class B,  Class C,  Class N and Class Y shares
("shares")  of Main Street Fund and the  assumption  by Main
Street Fund of certain  liabilities of Mercury  Advisors SP
500 Index  Fund,  for which Class A, Class B, Class C, Class
N  and  Class  Y  shares  of  Main  Street  Fund  are  to be distributed  by MASP  Fund pro rata to its  shareholders  in complete liquidation of MASP Fund and complete  cancellation of its shares:

   NOW,  THEREFORE,  in consideration of the mutual promises
herein contained, the parties hereto agree as follows

1.    The parties  hereto  hereby adopt this  Agreement  and
Plan  of  Reorganization   (the  "Agreement")   pursuant  to
Section   368(a)(1)   of   the   Code   as   follows:    The
reorganization  will be comprised of the acquisition by Main
Street Fund of substantially  all of the assets of MASP Fund in  exchange  for  Class A,  Class B,  Class C,  Class N and
Class Y shares of Main  Street  Fund and the  assumption  by
Main  Street  Fund of  certain  liabilities  of  MASP  Fund, followed  by the  distribution  of such  Class  A,  Class B,
Class C, Class N and Class Y shares of Main  Street  Fund to the  Class  A,  Class  B,  Class  C,  Class  N and  Class  Y
shareholders  of MASP Fund in  exchange  for their  Class A,
Class B,  Class C,  Class N and Class Y shares of MASP Fund,
all  upon  and  subject  to  the  terms  of  the   Agreement
hereinafter set forth.

   The   share   transfer   books  of  MASP   Fund  will  be
permanently   closed  at  the  close  of   business  on  the
Valuation Date (as hereinafter  defined) and only redemption requests  received  in proper  form on or prior to the close of  business on the  Valuation  Date shall be  fulfilled  by
MASP Fund;  redemption  requests received by MASP Fund after that date shall be treated as  requests  for the  redemption of the shares of Main Street Fund to be  distributed  to the shareholder in question as provided in Section 5 hereof.

2.    On the Closing Date (as hereinafter  defined),  all of
the  assets  of MASP  Fund on that  date,  excluding  a cash reserve  (the "cash  reserve")  to be  retained by MASP Fund
sufficient  in  its   discretion  for  the  payment  of  the
expenses of MASP  Fund's  dissolution  and its  liabilities, but not in  excess of the  amount  contemplated  by  Section
10E,  shall be  delivered  as  provided in Section 8 to Main
Street Fund,  in exchange  for and against  delivery to MASP
Fund on the  Closing  Date of a number of Class A,  Class B,
Class C,  Class N and  Class Y shares of Main  Street  Fund, having an  aggregated  net asset value equal to the value of the assets of MASP Fund so transferred and delivered.

3.    The net  asset  value of Class  A,  Class B,  Class C,
Class N and  Class Y  shares  of Main  Street  Fund  and the value of the assets of MASP Fund to be transferred  shall in each case be  determined  as of the close of business of The
New  York  Stock   Exchange  on  the  Valuation   Date.  The
computation  of the net asset value of the Class A, Class B,
Class C,  Class N shares  and Class Y shares of Main  Street
Fund and the Class A,  Class B, Class C, Class N and Class Y
shares  of MASP  Fund  shall be done in the  manner  used by
Main  Street  Fund  and  MASP  Fund,  respectively,  in  the computation  of such net asset value per shares as set forth in their respective  prospectuses.  The methods used by Main
Street  Fund in such  computation  shall be  applied  to the valuation  of the assets of MASP Fund to be  transferred  to
Main Street Fund.

   MASP Fund shall  declare  and pay,  immediately  prior to
the Valuation Date, a dividend or dividends which,  together with all previous such  dividends,  shall have the effect of distributing to MASP Fund's  shareholders all of MASP Fund's investment  company  taxable income for taxable years ending on or prior to the Closing Date (computed  without regard to any  dividends  paid) and all of its net  capital  gain,  if any,  realized  in taxable  years  ending on or prior to the
Closing   Date  (after   reduction   for  any  capital  loss
carry-forward).

4.    The closing  (the  "Closing")  shall be at the offices
of OppenheimerFunds,  Inc. (the "Agent"),  6803 South Tucson
Way, Centennial,  CO 80112, on such time or such other place as the  parties  may  designate  or as  provided  below (the
"Closing  Date").  The  business day  preceding  the Closing
Date is herein referred to as the "Valuation Date".

   In the event  that on the  Valuation  Date  either  party
has,  pursuant to the  Investment  Company  Act of 1940,  as
amended  (the  "Investment   Company  Act"),  or  any  rule,
regulation or order thereunder,  suspended the redemption of its shares or postponed payment therefore,  the Closing Date shall be  postponed  until the first  business day after the date  when both  parties  have  ceased  such  suspension  or postponement;  provided,  however,  that if such  suspension shall  continue for a period of 60 days beyond the Valuation
Date,  then  the  other  party  to the  Agreement  shall  be permitted to terminate  the Agreement  without  liability to either party for such termination.

   5. In  conjunction  with the  Closing,  MASP  Fund  shall
distribute on a pro rata basis to the  shareholders  of MASP
Fund as of the  Valuation  Date  Class A,  Class B, Class C,
Class N and Class Y shares of Main Street  Fund  received by
MASP Fund on the Closing  Date in exchange for the assets of
MASP Fund in  complete  liquidation  of MASP  Fund;  for the purpose of the  distribution  by MASP Fund of Class A, Class
B, Class C, Class N and Class Y shares of Main  Street  Fund to MASP Fund's shareholders,  Main Street Fund will promptly cause its  transfer  agent  to:  (a)  credit an  appropriate number  of Class A,  Class B,  Class C,  Class N and Class Y shares of Main  Street Fund on the books of Main Street Fund to each  Class A,  Class B,  Class  C,  Class N and  Class Y shareholder  of MASP  Fund in  accordance  with a list  (the
"Shareholder List") of MASP Fund shareholders  received form
MASP Fund;  and (b) confirm an  appropriate  number of Class
A,  Class B,  Class C,  Class N and  Class Y shares  of Main
Street  Fund to each  Class A, Class B, Class C, Class N and
Class Y shareholder of MASP Fund;  certificates  for Class A shares  of Main  Street  Fund will be  issued  upon  written request  of a former  shareholder  of MASP Fund but only for whole shares,  with  fractional  shares credited to the name of the  shareholder  on the  books of Main  Street  Fund and only after share  certificates for MASP Fund are returned to the transfer agent.

The  Shareholder  List  shall  indicate,  as of the close of business  on the  Valuation  Date,  the name and  address of each  shareholder of MASP Fund,  indicating his or her share balance.  MASP Fund  agrees to supply the  Shareholder  List to Main  Street  Fund  not  later  than  the  Closing  Date.
Shareholders of MASP Fund holding certificates  representing their  shares  shall  not be  required  to  surrender  their
certificates    to   anyone   in    connection    with   the
Reorganization.  After the Closing  Date,  however,  it will be  necessary  for  such  shareholders  to  surrender  their certificates  in order to  redeem,  transfer  or pledge  the shares of Main Street Fund which they received.

6.    Within  one year  after the  Closing  Date,  MASP Fund
shall (a) either pay or make  provision  for  payment of all of its  liabilities  and taxes,  and (b) either (i) transfer any  remaining  amount of the cash  reserve  to Main  Street
Fund, if such remaining  amount (as reduced by the estimated cost of  distributing  it to  shareholders)  is not material
(as defined below) or (ii) distribute such remaining  amount to the  shareholders  of MASP  Fund on the  Valuation  Date.
Such remaining  amount shall be deemed to be material if the amount to be  distributed,  after deduction of the estimated expenses  of the  distribution,  equals or exceeds  one cent per share of MASP Fund outstanding on the Valuation Date.

7.    Prior   to  the   Closing   Date,   there   shall   be
coordination  between  the  parties  as to their  respective portfolios  so that,  after the  Closing,  Main  Street Fund will be in compliance  with all of its  investment  policies and  restrictions.  At the Closing,  MASP Fund shall deliver to Main Street Fund two copies of a list  setting  forth the securities  then  owned by MASP  Fund.  Promptly  after  the
Closing,  MASP Fund shall provide to Main Street Fund a list setting  forth  the  respective  federal  income  tax  bases thereof.

8.    Portfolio  securities or written  evidence  acceptable
to Main  Street  Fund of  record  ownership  thereof  by The
Depository  Trust  Company or through  the  Federal  Reserve
Book Entry System or any other  depository  approved by MASP
Fund  pursuant  to Rule 17f-4 and Rule  17f-5  under the Act
shall  be  endorsed  and   delivered,   or   transferred  by
appropriate transfer or assignment  documents,  by MASP Fund on  the  Closing  Date  to  Main  Street  Fund,  or  at  its
direction,   to  its  custodian  bank  in  proper  form  for
transfer in such  condition as to  constitute  good delivery thereof in  accordance  with the custom of brokers and shall be accompanied by all necessary  state transfer  stamps,  if any.  The cash  delivered  shall be in the form of certified or  bank  cashiers'  checks  or by bank  wire or  intra-bank transfer  payable to the order of Main  Street  Fund for the account  of Main  Street  Fund.  Class A,  Class B, Class C,
Class N and Class Y shares of Main Street Fund  representing the  number of Class A,  Class B, Class C, Class N and Class
Y shares of Main  Street  Fund being  delivered  against the assets of MASP  Fund,  registered  in the name of MASP Fund, shall be  transferred  to MASP Fund on  Closing  Date.  Such shares  shall  thereupon  be  assigned  by MASP  Fund to its shareholders  so that the shares of Main  Street Fund may be distributed as provided in Section 5.

   If,  at the  Closing  Date,  MASP  Fund is unable to make
delivery  under this Section 8 to Main Street Fund of any of its portfolio  securities or cash for the reason that any of
such  securities   purchased  by  MASP  Fund,  or  the  cash
proceeds  of a sale of  portfolio  securities,  prior to the
Closing  Date  have  not yet  been  delivered  to it or MASP
Fund's  custodian,  then the delivery  requirements  of this
Section 8 with  respect to said  undelivered  securities  or cash will be  waived  and MASP  Fund  will  deliver  to Main
Street Fund by or on the Closing  Date with  respect to said
undelivered   securities  or  cash  executed  copies  of  an
agreement or agreements  of assignment in a form  reasonably satisfactory  to Main Street Fund,  together with such other documents,  including  a due bill or due bills and  brokers'
confirmation  slips as may  reasonably  be  required by Main
Street Fund.

9.    Main  Street  Fund shall not  assume  the  liabilities
(except for portfolio  securities  purchased  which have not settled and for  shareholder  redemption and dividend checks
outstanding)   of   MASP   Fund,   but   MASP   Fund   will,
nevertheless,  use its best efforts to  discharge  all known liabilities,  so  far  as  may  be  possible,  prior  to the
Closing  Date.  The cost of printing and mailing the proxies and proxy  statements  will be borne by MASP Fund. MASP Fund and Main Street Fund will bear the cost of their  respective tax opinions.  Any documents  such as existing  prospectuses or annual  reports that are included in that mailing will be
a  cost  of  the  Fund  issuing  the  document.   Any  other
out-of-pocket  expenses  of Main  Street  Fund and MASP Fund
associated  with  this   reorganization,   including  legal,
accounting  and transfer  agent  expenses,  will be borne by
MASP  Fund  and  Main  Street  Fund,  respectively,  in  the amounts so incurred by each.

10.   The obligations of Main Street Fund hereunder shall
      be subject to the following conditions:

A.    The  Board  of   Trustees  of  MASP  Fund  shall  have
authorized   the  execution  of  the   Agreement,   and  the
shareholders  of MASP Fund shall have approved the Agreement and the  transactions  contemplated  hereby,  and MASP  Fund
shall  have   furnished   to  Main  Street  Fund  copies  of
resolutions  to that effect  certified  by the  Secretary or the  Assistant  Secretary  of MASP  Fund;  such  shareholder approval  shall have been by the  affirmative  vote required by the  Massachusetts  Law and its  charter  documents  at a meeting  for  which  proxies  have  been  solicited  by  the
Prospectus and Proxy Statement (as hereinafter defined).

B.    Main Street Fund shall have  received an opinion dated
as of the  Closing  Date from  counsel to MASP Fund,  to the
effect  that  (i)  MASP  Fund  is  a  business   trust  duly
organized,  validly  existing and in good standing under the laws of the  State  of  Massachusetts  with  full  corporate powers to carry on its business as then being  conducted and to enter into and perform the  Agreement;  and (ii) that all action  necessary  to make the  Agreement,  according to its terms,  valid,  binding and  enforceable on MASP Fund and to authorize  effectively the transactions  contemplated by the
Agreement  have  been  taken  by  MASP  Fund.  Massachusetts counsel may be relied upon for this opinion.

C.    The   representations  and  warranties  of  MASP  Fund
contained  herein shall be true and correct at and as of the
Closing   Date,   and  Main  Street  Fund  shall  have  been
furnished  with a certificate  of the  President,  or a Vice
President,  or the Secretary or the  Assistant  Secretary or
the  Treasurer  or the  Assistant  Treasurer  of MASP  Fund,
dated as of the Closing Date, to that effect.

D.    On the Closing  Date,  MASP Fund shall have  furnished
to  Main  Street  Fund a  certificate  of the  Treasurer  or
Assistant  Treasurer  of MASP  Fund as to the  amount of the capital loss  carry-over and net unrealized  appreciation or depreciation,  if any,  with  respect to MASP Fund as of the
Closing Date.

E.    The cash reserve  shall not exceed 10% of the value of
the net  assets,  nor 30% in value of the gross  assets,  of
MASP Fund at the close of business on the Valuation Date.

F.    A  Registration  Statement  on Form N-14 filed by Main
Street  Fund under the  Securities  Act of 1933,  as amended
(the  "1933  Act"),  containing  a  preliminary  form of the
Prospectus and Proxy Statement,  shall have become effective under the 1933 Act.

G.    On the  Closing  Date,  Main  Street  Fund  shall have
received  a letter  from  Robert  G.  Zack or  other  senior executive officer of  OppenheimerFunds,  Inc.  acceptable to
Main Street  Fund,  stating  that nothing has come to his or her attention  which in his or her judgment  would  indicate that as of the Closing Date there were any material,  actual or  contingent  liabilities  of  MASP  Fund  arising  out of litigation  brought  against  MASP Fund or  claims  asserted against  it,  or  pending  or to  the  best  of  his  or her knowledge  threatened  claims or litigation not reflected in
or  apparent   from  the  most  recent   audited   financial
statements  and footnotes  thereto of MASP Fund delivered to
Main  Street  Fund.   Such  letter  may  also  include  such
additional  statements  relating  to the scope of the review conducted  by such  person  and his or her  responsibilities
and   liabilities   as  are  not   unreasonable   under  the
circumstances.

H.    Main  Street  Fund shall  have  received  an  opinion,
dated as of the Closing  Date,  of Deloitte  Touche LLP (or
an appropriate  substitute  tax expert),  to the same effect
as  the  opinion   contemplated  by  Section  11.E.  of  the
Agreement.

I.    Main  Street  Fund shall have  received at the Closing
all of the  assets  of MASP Fund to be  conveyed  hereunder,
which   assets  shall  be  free  and  clear  of  all  liens,
encumbrances,    security   interests,    restrictions   and
limitations whatsoever.

11.   The  obligations  of  MASP  Fund  hereunder  shall  be
      subject to the following conditions.

A.    The Board of  Directors of Main Street Fund shall have
authorized   the  execution  of  the   Agreement,   and  the
transactions  contemplated  thereby,  and Main  Street  Fund shall have  furnished to MASP Fund copies of  resolutions to that effect  certified  by the  Secretary  or the  Assistant
Secretary of Main Street Fund.

B.    MASP  Fund's  shareholders  shall  have  approved  the
Agreement and the transactions  contemplated  hereby,  by an affirmative vote required by the  Massachusetts  Law and its charter  documents and MASP Fund shall have  furnished  Main
Street Fund copies of resolutions  to that effect  certified by the Secretary or an Assistant Secretary of MASP Fund.

C.    MASP Fund shall have  received an opinion  dated as of
the Closing Date from  counsel to Main Street  Fund,  to the effect  that  (i) Main  Street  Fund is a  corporation  duly organized,  validly  existing and in good standing under the laws of the State of  Maryland  with full powers to carry on its business as then being  conducted  and to enter into and perform the  Agreement;  (ii) all actions  necessary to make the Agreement,  according to its terms,  valid,  binding and
enforceable   upon  Main  Street   Fund  and  to   authorize
effectively the  transactions  contemplated by the Agreement have been taken by Main  Street  Fund ; and (iii) the shares of  Main  Street  Fund  to  be  issued  hereunder  are  duly
authorized   and  when  issued   will  be  validly   issued,
fully-paid  and  non-assessable.  Maryland  counsel  may  be relied upon for this opinion.

D.    The  representations  and  warranties  of Main  Street
Fund  contained  herein  shall be true and correct at and as
of  the  Closing  Date,   and  MASP  Fund  shall  have  been
furnished  with  a  certificate  of  the  President,  a Vice
President  or the  Secretary or the  Assistant  Secretary or
the  Treasurer  or the  Assistant  Treasurer of the Trust to
that effect dated as of the Closing Date.

E.    MASP Fund shall have  received  an opinion of Deloitte
  Touche  LLP  to  the   effect   that  the   federal   tax
consequences  of  the  transaction,  if  carried  out in the manner  outlined in the Agreement and in accordance with (i)
MASP  Fund's   representation  that  there  is  no  plan  or
intention by any MASP Fund  shareholder  who owns 5% or more of MASP Fund's outstanding  shares, and, to MASP Fund's best knowledge,  there is no plan or intention on the part of the remaining MASP Fund shareholders,  to redeem, sell, exchange or otherwise  dispose of a number of Main Street Fund shares received  in the  transaction  that would  reduce  MASP Fund shareholders'  ownership  of Main  Street  Fund  shares to a number of shares having a value,  as of the Closing Date, of
less  than  50%  of  the  value  of  all  of  the   formerly
outstanding  MASP Fund shares as of the same date,  and (ii)
the  representation  by each of MASP  Fund and  Main  Street
Fund  that,  as of the  Closing  Date,  MASP  Fund  and Main
Street Fund will qualify as regulated  investment  companies
or  will   meet   the   diversification   test  of   Section
368(a)(2)(F)(ii) of the Code, will be as follows:

1.    The  transactions  contemplated  by the Agreement will
      qualify  as a  tax-free  "reorganization"  within  the
      meaning of Section  368(a)(1)  of the Code,  and under
      the regulations promulgated thereunder.

2.    MASP Fund and Main Street Fund will each  qualify as a
      "party to a  reorganization"  within  the  meaning  of
      Section 368(b)(2) of the Code.

3.    No   gain  or  loss   will   be   recognized   by  the
      shareholders  of MASP  Fund upon the  distribution  of
      Class A,  Class B, Class C, Class N and Class Y shares
      of  beneficial  interest  in Main  Street  Fund to the
      shareholders  of MASP Fund  pursuant to Section 354 of
      the Code.

4.    Under Section  361(a) of the Code no gain or loss will
      be  recognized  by MASP Fund by reason of the transfer
      or   substantially   all  of  MASP  Fund's  assets  in
      exchange  for Class A,  Class B,  Class C, Class N and
      Class Y shares  of Main  Street  Fund and Main  Street
      Fund's assumption of certain liabilities of MASP Fund.

5.    Under  Section  1032 of the Code no gain or loss  will
      be  recognized  by Main  Street  Fund by reason of the
      transfer of  substantially  all of MASP Fund's  assets
      in  exchange  for Class A,  Class B,  Class C, Class N
      and  Class Y  shares  of Main  Street  Fund  and  Main
      Street  Fund's  assumption of certain  liabilities  of
      MASP Fund.

6.    The  shareholders  of MASP Fund will have the same tax
      basis and  holding  period  for the Class A,  Class B,
      Class C,  Class N and  Class Y shares  of Main  Street
      Fund  that  they  receive  as they had for  MASP  Fund
      shares that they previously held,  pursuant to Section
      358(a) and 1223(1), respectively, of the Code.

7.    The  securities  transferred  by  MASP  Fund  to  Main
      Street  Fund will have the same tax basis and  holding
      period  in the hands of Main  Street  Fund as they had
      for  MASP  Fund,   pursuant  to  Section   362(b)  and
      1223(1), respectively, of the Code.

F.    The cash reserve  shall not exceed 10% of the value of
the net  assets,  nor 30% in value of the gross  assets,  of
MASP Fund at the close of business on the Valuation Date.

G.    A  Registration  Statement  on Form N-14 filed by Main
Street  Fund under the 1933 Act,  containing  a  preliminary form of the  Prospectus  and  Proxy  Statement,  shall  have become effective under the 1933 Act.

H.    On the Closing  Date,  MASP Fund shall have received a
letter  from  Robert  G.  Zack  or  other  senior  executive officer of  OppenheimerFunds,  Inc. acceptable to MASP Fund, stating that nothing has come to his or her attention  which in  his  or  her  judgment  would  indicate  that  as of the
Closing Date there were any  material,  actual or contingent liabilities  of Main Street Fund  arising out of  litigation brought against Main Street Fund or claims asserted  against it,  or  pending  or,  to the best of his or her  knowledge,
threatened   claims  or  litigation   not  reflected  in  or
apparent by the most  recent  audited  financial  statements and footnotes  thereto of Main Street Fund delivered to MASP
Fund.   Such  letter  may  also  include   such   additional
statements  relating to the scope of the review conducted by such person and his or her  responsibilities and liabilities as are not unreasonable under the circumstances.

I.    MASP Fund shall acknowledge  receipt of Class A, Class
B, Class C, Class N and Class Y shares of Main Street Fund

12.   MASP Fund hereby represents and warrants that:

A.    The audited  financial  statements  of MASP Fund as of
December 31, 2002 and unaudited  financial  statements as of
June 30, 2003  heretofore  furnished  to Main  Street  Fund,
present   fairly   the   financial   position,   results  of
operations,  and  changes  in net  assets of MASP Fund as of that date, in conformity with generally accepted  accounting principles  applied on a basis consistent with the preceding year;  and that from June 30,  2003  through the date hereof there have not been and through the Closing  Date there will not be, any  material  adverse  changes in the  business  or financial  condition  of MASP Fund,  it being  agreed that a decrease  in the size of MASP  Fund due to a  diminution  in the value of its portfolio  and/or  redemption of its shares shall not be considered a material adverse change;

B.    Contingent  upon  approval  of the  Agreement  and the
transactions    contemplated    thereby   by   MASP   Fund's
shareholders,  MASP Fund has  authority  to transfer  all of the assets of MASP Fund to be  conveyed  hereunder  free and
clear  of  all  liens,  encumbrances,   security  interests,
restrictions and limitations whatsoever;

C.    The   Prospectus,   as   amended   and   supplemented,
contained in MASP Fund's  Registration  Statement  under the
1933  Act,  as  amended,  is  true,  correct  and  complete, conforms  to the  requirements  of the 1933 Act and does not contain any untrue  statement of a material  fact or omit to state a  material  fact  required  to be stated  therein  or necessary  to make the  statements  therein not  misleading.
The Registration  Statement, as amended, was, as of the date of the  filing of the last  Post-Effective  Amendment,  true correct and complete,  conformed to the  requirements of the
1933  Act and did not  contain  any  untrue  statement  of a material  fact or omit to state a material  fact required to be  stated  therein  or  necessary  to make  the  statements therein not misleading.

D.    There  is no  material  contingent  liability  of MASP
Fund  and  no  material   claim  and  no   material   legal,
administrative  or  other  proceedings  pending  or,  to the knowledge of MASP Fund,  threatened  against MASP Fund,  not reflected in such Prospectus:

E.    Except  for  the  Agreement,  there  are  no  material
contracts  outstanding  to which MASP Fund is a party  other than those ordinary in the conduct of its business;

F.    MASP  Fund  is a  Massachusetts  business  trust  duly
organized,  validly  existing and in good standing under the laws  of the  Commonwealth  of  Massachusetts;  and  has all necessary and material Federal and state  authorizations  to own all of its  assets and to carry on its  business  as now being conducted;  and MASP Fund is duly registered under the
Act  and  such  registration  has  not  been  rescinded  and revoked and is in full force and effect;
G.    All  federal and other tax returns and reports of MASP
Fund  required by law to be filed have been  filed,  and all federal  and  other  taxes  shown  due on said  returns  and reports  have been paid or  provisions  shall have been made for the payment  thereof and to the best of the knowledge of
MASP Fund no such  return is  currently  under  audit and no assessment  has been  asserted with respect to such returns;
and

H.    MASP Fund has  elected  that MASP Fund be treated as a
regulated  investment  company  and, for each fiscal year of its  operations,  MASP  Fund  has  met the  requirements  of
Subchapter M of the Code for  qualification and treatment as a  regulated  investment  company  and MASP Fund  intends to meet such  requirements  with respect to its current taxable year.

13.   Main Street Fund hereby represents and warrants that:

A.    The audited  financial  statements of Main Street Fund
as of August 31, 2002 and unaudited financial  statements as of February  28,  2003  heretofore  furnished  to MASP Fund,
present   fairly   the   financial   position,   results  of
operations,  and changes in net assets of Main Street  Fund, as of that  date,  in  conformity  with  generally  accepted accounting  principles  applied on a basis  consistent  with the preceding  year; and that from February 28, 2003 through the  date  hereof  there  have not  been,  and  through  the
Closing  Date  there  will  not  be,  any  material  adverse changes  in the  business  or  financial  condition  of Main
Street Fund, it being  understood that a decrease in size of
Main  Street  Fund due to a  diminution  in the value of its portfolio  and/or  redemption  of its  shares  shall  not be considered a material of adverse change;

B.    The   Prospectus,   as   amended   and   supplemented,
contained  in  Main  Street  Fund's  Registration  Statement under the 1933 Act, is true correct and  complete,  conforms to the  requirements  of the 1933  Act and does not  contain any untrue  statement of a material  fact or omit to state a material fact required to be stated  therein or necessary to
make   the   statements   therein   not   misleading.    The
Registration  Statement,  as amended, was, as of the date of the  filing  of the  last  Post-Effective  Amendment,  true, correct and complete,  conformed to the  requirements of the
1933  Act and did not  contain  any  untrue  statement  of a material  fact or omit to state a material  fact required to be  stated  therein  or  necessary  to make  the  statements therein not misleading;

C.    Except  for  this  Agreement,  there  is  no  material
contingent  liability  of Main  Street  Fund and no material
claim  and  no  material  legal,   administrative  or  other
proceedings  pending  or, to the  knowledge  of Main  Street
Fund,  threatened against Main Street Fund, not reflected in such Prospectus;

D.    There are no material  contracts  outstanding to which
Main  Street  Fund is a party  other than those  ordinary in the conduct of its business;

E.    Main  Street  Fund is a  corporation  duly  organized,
validly  existing and in good standing under the laws of the
State of Maryland;  Main Street Fund has all  necessary  and material  federal  and state  authorizations  to own all its properties  and assets and to carry on its  business  as now being conducted;  the Class A, Class B, Class C, Class N and
Class Y shares of Main  Street  Fund which it issues to MASP
Fund  pursuant  to the  Agreement  will be duly  authorized, validly issued, fully-paid and non-assessable,  will conform to the description  thereof  contained in Main Street Fund's
Registration  Statement  and will be duly  registered  under the  1933  Act  and  in the  states  where  registration  is required;  and Main Street Fund is duly registered under the
Act and such  registration has not been revoked or rescinded and is in full force and effect;
F.    All  federal and other tax returns and reports of Main
Street  Fund  required  by law to be filed have been  filed, and all federal  and other  taxes shown due on said  returns and  reports  have been paid or  provision  shall  have been made  for  the  payment  thereof  and  to  the  best  of the knowledge of Main Street  Fund,  no such return is currently under  audit  and  no  assessment  has  been  asserted  with respect to such  returns  and to the extent such tax returns with  respect to the taxable  year of Main Street Fund ended
August 31, 2003 have not been filed,  such  returns  will be filed  when  required  and the  amount  of tax  shown as due thereon shall be paid when due;

G.    Main  Street  Fund  has  elected  to be  treated  as a
regulated  investment  company  and, for each fiscal year of its  operations,  Main Street Fund has met the  requirements of Subchapter M of the Code for  qualification and treatment as a  regulated  investment  company  and Main  Street  Fund intends  to  meet  such  requirements  with  respect  to its current taxable year;

H.    Main  Street  Fund  has no  plan or  intention  (i) to
dispose  of any of the  assets  transferred  by  MASP  Fund, other than in the ordinary  course of  business,  or (ii) to redeem or  reacquire  any of the Class A,  Class B, Class C,
Class  N  and   Class  Y   shares   issued   by  it  in  the
reorganization  other than  pursuant  to valid  requests  of shareholders; and

I.    After  consummation of the  transactions  contemplated
by the  Agreement,  Main Street Fund  intends to operate its business in a substantially unchanged manner.

14.   Each  party  hereby  represents  to the other  than no
broker or finder  has been  employed  by it with  respect to the  Agreement  or  the  transactions  contemplated  hereby.
Each party also  represents  and  warrants to the other that the  information  concerning it in the  Prospectus and Proxy
Statement  will  not  as of  its  date  contain  any  untrue statement  of a  material  fact  or  omit  to  state  a fact necessary to make the  statements  concerning it therein not misleading and that the financial  statements  concerning it will  present the  information  shown  fairly in  accordance with generally accepted  accounting  principles applied on a basis  consistent  with the preceding  year. Each party also represents  and warrants to the other that the  Agreement is valid,  binding and enforceable in accordance with its terms and that the  execution,  delivery  and  performance  of the
Agreement  will not  result  in any  violation  of, or be in conflict  with,  any  provision  of  any  charter,  by-laws, contract  agreement,  judgment,  decree or order to which it is  subject  or to  which it is a party.  Main  Street  Fund hereby  represents to and covenants  with MASP Fund that, if the reorganization becomes effective,  Main Street Fund will treat  each  shareholder  of MASP Fund who  received  any of
Main Street Fund's shares as a result of the  reorganization as having  made the  minimum  initial  purchase of shares of
Main  Street  Fund  received  by  such  shareholder  for the purpose of making  additional  investments in shares of Main
Street Fund,  regardless  of the value of the shares of Main
Street Fund received.

15.   Main Street Fund agrees that it will  prepare and file
a  Registration  Statement  on Form N-14  under the 1933 Act which shall  contain a preliminary  form of  Prospectus  and
Proxy  Statement  contemplated  by Rule 145  under  the 1933
Act. The final form of such  Prospectus and Proxy  Statement is  referred  to in the  Agreement  as the  "Prospectus  and
Proxy  Statement".  Each party  agrees  that it will use its best efforts to have such  Registration  Statement  declared effective and to supply such information  concerning  itself for inclusion in the Prospectus  and Proxy  Statement as may be  necessary or  desirable  in this  connection.  MASP Fund covenants  and agrees to liquidate  and  dissolve  under the laws of the  Commonwealth  of  Massachusetts,  following the
Closing,  and, upon Closing,  to cause the  cancellation  of its outstanding shares.

16.   The  obligations  of the  parties  shall be subject to
the right of  either  party to  abandon  and  terminate  the
Agreement  for any  reason and there  shall be no  liability for damages or other  recourse  available  to a party not so terminating this Agreement,  provided,  however, that in the event that a party shall  terminate this  Agreement  without reasonable  cause,  the  party  so  terminating  shall  upon demand,  reimburse  the  party  not so  terminating  for all expenses,  including reasonable  out-of-pocket  expenses and fees incurred in connection with this Agreement.

17.   The    Agreement    may   be   executed   in   several
counterparts,  each of which  shall be deemed  an  original, but all taken together shall  constitute one Agreement.  The rights  and  obligations  of  each  party  pursuant  to  the
Agreement shall not be assignable.

18.   All   prior   or   contemporaneous    agreements   and
representations   are  merged  into  the  Agreement,   which
constitutes   the  entire   contract   between  the  parties
hereto.  No  amendment  or  modification  hereof shall be of any force and  effect  unless in  writing  and signed by the parties  and no party  shall be  deemed to have  waived  any provision  herein  for its  benefit  unless  it  executes  a written acknowledgment of such waiver.

19.   Main Street Fund  understands  that the obligations of
MASP  Fund  under the  Agreement  are not  binding  upon any
Trustee or  shareholder  of MASP Fund  personally,  but bind only MASP Fund and MASP  Fund's  property.  Main Street Fund represents  that  it has  notice  of the  provisions  of the
Declaration  of Trust of MASP Fund  disclaiming  shareholder and trustee liability for acts or obligations of MASP Fund.

20.   MASP Fund  understands  that the  obligations  of Main
Street Fund under the  Agreement  are not  binding  upon any director or shareholder of Main Street Fund personally,  but bind only Main Street Fund and Main Street Fund's property.

IN  WITNESS  WHEREOF,  each of the  parties  has  caused the
Agreement  to be  executed  and  attested  by  its  officers thereunto duly authorized on the date first set forth above.

                                    MERCURY   ADVISORS   SP
                                    500   INDEX   FUND,    a
                                    series  of   OPPENHEIMER
                                    SELECT
                                    MANAGERS

                                    By:   /s/ Robert G. Zack
                                          ------------------------------
                                          Robert G. Zack
                                          Vice President and Secretary

                                    OPPENHEIMER  MAIN STREET
                                    FUND,    A   SERIES   OF
                                    OPPENHEIMER  MAIN STREET
                                    FUNDS, INC.

                                    By:   /s/  Katherine P. Feld
                                    ------------------------------------------
                                          Katherine P. Feld
                                          Assistant Secretary

Statement of Additional Information

 STATEMENT OF ADDITIONAL INFORMATION

             TO PROSPECTUS AND PROXY STATEMENT

                           PART B

                Acquisition of the Assets of
            MERCURY ADVISORS SP 500 INDEX FUND,
          a series of OPPENHEIMER SELECT MANAGERS

              By and in exchange for Shares of
 OPPENHEIMER MAIN STREET FUND, a series of OPPENHEIMER MAIN
                     STREET FUNDS, INC.

      This  Statement  of  Additional  Information  to  this
Prospectus   and  Proxy   Statement   (the  "SAI")   relates
specifically to the proposed  delivery of substantially  all of the  assets of Mercury  Advisors  SP 500 Index  Fund,  a
series of  Oppenheimer  Select  Managers  ("MASP  Fund") for
shares  of  Oppenheimer   Main  Street  Fund,  a  series  of
Oppenheimer Main Street Funds, Inc. ("Main Street Fund").

      This SAI consists of this Cover Page and  incorporates
by reference the following documents:  (i) audited financial statements for the 12-month  period ended December 31, 2002, and unaudited financial  statements for the six-month period ended June 30,  2003 of MASP Fund;  (ii)  audited  financial statements  for the  12-month  period  ended August 31, 2002 and unaudited financial  statements for the six-month period ended  February  28,  2003  of  Main  Street  Fund;  (iii) a
Prospectus   for  MASP   Fund,   dated   March   28,   2003,
supplemented  May 7, 2003 and May 19, 2003 and the Statement of  Additional  Information  of MASP  Fund  dated  March 28,
2003;  and  (iv)  Prospectus   dated  October  23,  2002  as
supplemented  April 30, 2003 and the Statement of Additional
Information  of Main Street Fund dated  October 23, 2002, as supplemented April 30, 2003.

      This SAI is not a  Prospectus;  you  should  read this
SAI in conjunction  with the Prospectus and Proxy  Statement dated  August 25,  2003,  relating  to the  above-referenced transaction.  You can request a copy of the  Prospectus  and
Proxy  Statement  by  calling  1.800.708.7780  or by writing
OppenheimerFunds   Services  at  P.O.   Box  5270,   Denver,
Colorado 80217.  The date of this SAI is August 25, 2003.

Shareholder Letter

John V. Murphy  President   OppenheimerFunds  Logo Chief Executive  Officer
498 Seventh Avenue,  10th Floor New York, NY 10018  www.oppenheimerfunds.com

August 25, 2003

Dear Mercury Advisors SP 500 Index Fund, a series of Oppenheimer Select
Managers Shareholder,

     One  of the  things  we  are  proud  of at  OppenheimerFunds,  Inc.  is our commitment to our Fund  shareholders.  I am writing to you today to let you know about a positive change that has been proposed for Mercury  Advisors SP 500
Index  Fund,  a  series  of   Oppenheimer   Select   Managers.   After   careful
consideration, the Board of Trustees has determined that it would be in the best interest of shareholders of Mercury Advisors SP 500 Index Fund, a series of
Oppenheimer Select Managers ("MASP Fund") to reorganize into another Oppenheimer fund,  Oppenheimer  Main Street Fund, a series of Oppenheimer Main Street Funds,
Inc. ("Main Street Fund"). A shareholder  meeting has been scheduled in October, and all MASP Fund shareholders of record as of July 29th are being asked to vote either in person or by proxy,  on the proposed  reorganization.  You will find a notice of the meeting, a ballot card, a proxy statement  detailing the proposal, a Main Street Fund prospectus and a postage-paid  return  envelope  enclosed for your use.

Why does the Board of Trustees recommend this change?

MASP Fund seeks to match the performance of the Standard   Poor's 500
Composite Stock Price Index as closely as possible  before the deduction of Fund expenses,  while Main Street Fund seeks high total return. In seeking its investment  objective,  MASP invests  all of its  assets  in the  Master
SP  500  Index  Series  of the Quantitative  Master Series Trust, a
registered  investment company that has the same goals as the Fund.
Main Street Fund invests mainly in the common stocks of
U.S.  companies  of  different  capitalization  ranges,  presently  focusing  on
large-capitalization   issuers.

 Among  other  factors,  the  MASP  Fund  Board
considered  that the  expense  ratio of Main Street Fund has been lower than the expense ratio of the MASP Fund.  Although past  performance is not predictive of future  results,  shareholders  of MASP Fund would have an opportunity to become shareholders of a Fund with a better long-term  performance  history.

How do you vote? No matter how large or small your investment,  your vote is important,  so please review the proxy  statement  carefully.  To cast your vote,  simply mark, sign and date the  enclosed  proxy  ballot  and  return it in the  postage-paid envelope today.  Remember, it can be costly for the
Fund--and ultimately for you as a  shareholder--to  remail  ballots if not enough  responses  are received to conduct the meeting.

If you have any questions about the proposal,  please feel free to contact your financial advisor or call us at 1.800.708.7780.  As always, we appreciate your confidence in  OppenheimerFunds  and look forward to serving you for many years to come.

Sincerely,

John V. Murphy

Enclosures

Proxy Card

      Mercury Advisors SP 500 Index Fund, a Series of
                Oppenheimer Select Managers

     Proxy For a Special MEETING OF Shareholders To Be
                  Held on OCTOBER 10, 2003

The  undersigned,  revoking prior proxies,  hereby  appoints
Brian Wixted,  Connie Bechtolt,  Philip  Vottiero,  Kathleen
Ives  and   Philip   Masterson,   and   each  of  them,   as
attorneys-in-fact and proxies of the undersigned,  with full power of  substitution,  to vote  shares held in the name of the  undersigned  on the record date at the Special  Meeting of  Shareholders  of Mercury  Advisors SP 500 Index Fund, a
series of  Oppenheimer  Select  Managers  (the "Fund") to be held at 6803 South Tucson Way, Centennial,  Colorado, 80112, on October 10, 2003, at 1:00 p.m.  Mountain  time, or at any adjournment  thereof,  upon the  proposal  described  in the
Notice of  Meeting  and  accompanying  Prospectus  and Proxy
Statement, which have been received by the undersigned.

This proxy is  solicited  on behalf of the  Fund's  Board of
Trustees,  and the  proposal  (set forth on the reverse side of this  proxy  card)  has  been  proposed  by the  Board of
Trustees.  When properly executed,  this proxy will be voted as  indicated  on the reverse side or "FOR" a proposal if no choice is  indicated.  The proxy will be voted in accordance with  the  proxy  holders'  best  judgment  as to any  other matters that may arise at the Meeting.

                              VOTE VIA THE TELEPHONE:
                              1-800-597-7836
                              CONTROL NUMBER:  999  9999
                              9999  999

                              Note:  Please  sign this proxy
                              exactly  as your name or names
                              appear   hereon.   Each  joint
                              owner  should  sign.  Trustees
                              and other  fiduciaries  should
                              indicate   the   capacity   in
                              which   they   sign.    If   a
                              corporation,   partnership  or
                              other entity,  this  signature
                              should   be  that  of  a  duly
                              authorized    individual   who
                              should state his or her title.

                              Signature

                              Signature of joint owner, if
                              any

                              Date

 PLEASE VOTE ON THE REVERSE SIDE, SIGN AND DATE THIS PROXY
        AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE

The Proposal:

To approve an Agreement and Plan of  Reorganization  between
Mercury   Advisors   SP  500  Index   Fund,   a  series  of
Oppenheimer  Select Managers ("MASP Fund"),  and Oppenheimer
Main  Street  Fund,  a series  of  Oppenheimer  Main  Street
Funds,  Inc.  ("Main  Street  Fund")  and  the  transactions
contemplated  thereby,   including:   (a)  the  transfer  of
substantially  all assets of MASP Fund to Main  Street  Fund in  exchange  for  Class A,  Class B,  Class C,  Class N and
Class Y shares of Main Street Fund, (b) the  distribution of such shares of Main Street Fund to the  corresponding  Class
A,  Class B, Class C,  Class N and Class Y  shareholders  of
MASP Fund in complete  liquidation  of MASP Fund and (c) the cancellation of the outstanding shares of MASP Fund.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK.  Example:[ ]

FOR [___]          AGAINST [___]           ABSTAIN [___]

             OPPENHEIMER MAIN STREET GROWTH  INCOME FUND(R)
                    Supplement dated April 30, 2003 to the
                      Prospectus dated October 23, 2002

The Prospectus is changed as follows:

   On February 24, 2003, the Fund's Board of Directors approved changing the name of "Oppenheimer Main Street Growth  Income Fund" to "Oppenheimer
   Main Street Fund" effective April 30, 2003.  References in the Prospectus to Oppenheimer Main Street Growth  Income Fund should be replaced by the new fund name Oppenheimer Main Street Fund.

April 30, 2003                                              PS0700.030

Oppenheimer
Main Street(R)Growth  Income Fund
---------------------------------------------------------------------------------

Prospectus dated October 23, 2002

                                         Oppenheimer Main Street(R)Growth
                                         Income Fund is a mutual fund that
                                         seeks a high total return.  It
                                         currently invests mainly in common
                                         stocks.

                                         This Prospectus contains important
                                         information about the Fund's
                                         objective, its investment policies,
                                         strategies and risks.  It also
                                         contains important information about
                                         how to buy and sell shares of the Fund
                                         and other account features.  Please
As with all mutual funds, the            read this Prospectus carefully before
Securities and Exchange Commission has   you invest and keep it for future
not approved or disapproved the Fund's   reference about your account.
securities nor has it determined that
this Prospectus is accurate or
complete.  It is a criminal offense to
represent otherwise.
---------------------------------------------------------------------------------
                                                (logo) OppenheimerFunds
                                                The Right Way to Invest

CONTENTS

                  A B O U T  T H E  F U N D

                  The Fund's Investment Objective and Strategies

                  Main Risks of Investing in the Fund

                  The Fund's Past Performance

                  Fees and Expenses of the Fund

                  About the Fund's Investments

                  How the Fund is Managed

                  A B O U T  Y O U R  A C C O U N T

                  How to Buy Shares
                  Class A Shares
                  Class B Shares
                  Class C Shares
                  Class N Shares
                  Class Y Shares

                  Special Investor Services
                  AccountLink
                  PhoneLink
                  OppenheimerFunds Internet Website
                  Automatic Withdrawal and Exchange Plans
                  Reinvestment Privilege
                  Retirement Plans

                  How to Sell Shares
                  By Wire
                  By Mail
                  By Telephone

                  How to Exchange Shares

                  Shareholder Account Rules and Policies

                  Dividends, Capital Gains and Taxes

                  Financial Highlights

A B O U T  T H E  F U N D

The Fund's Investment Objective and Strategies

WHAT IS THE FUND'S INVESTMENT OBJECTIVE? The Fund seeks a high total return.

WHAT DOES THE FUND INVEST IN?  The Fund currently invests mainly in common stocks of U.S. companies of different capitalization ranges, presently focusing on large-capitalization issuers.  It also can buy debt securities, such as bonds and debentures, but does not currently emphasize these investments.

HOW DO THE PORTFOLIO MANAGERS DECIDE WHAT SECURITIES TO BUY OR SELL?  In
selecting securities for purchase or sale by the Fund, the Fund's portfolio managers use an investment process that combines quantitative models, fundamental research about particular securities and individual judgment.
While this process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases, in general the selection process currently involves the use of:

   o  Multi-factor  quantitative  models:  These include a group of "top-down"
      models that analyze  data such as relative  valuations,  relative  price trends,  interest  rates and the shape of the yield  curve.  These  help direct  portfolio  emphasis  by market  capitalization  (small,  mid, or large),  industries,  and value or growth styles. A group of "bottom up"
      models  helps to rank  stocks in a  universe  typically  including  3000 stocks,  selecting stocks for relative attractiveness by analyzing stock and company characteristics.
   o  Fundamental research: The portfolio managers use internal research and analysis by other market analysts, with emphasis on current company news and industry-related events.
   o  Judgment:  The portfolio is then continuously rebalanced by the portfolio managers, using the tools described above.

WHO IS THE FUND DESIGNED FOR?  The Fund is designed primarily for investors seeking total return in their investment over the long term, with the opportunity for some current income.  Those investors should be willing to assume the risks of short-term share price fluctuations that are typical for a moderately aggressive fund focusing mainly on stock investments.  Since the
Fund's income level will fluctuate and will likely be small, it is not designed for investors needing an assured level of current income.  Because of its focus on long-term growth, the Fund may be appropriate for a portion of a retirement plan investment.  The Fund is not a complete investment program.

Main Risks of Investing in the Fund

All investments have risks to some degree.  The Fund's investments are subject to changes in their value from a number of factors described below.
There is also the risk that poor security selection by the Fund's investment
Manager, OppenheimerFunds, Inc., will cause the Fund to underperform other funds having a similar objective.

RISKS OF INVESTING IN STOCKS.  Stocks fluctuate in price, and their short-term volatility at times may be great.  Because the Fund currently invests a substantial portion of its assets in common stocks, the value of the Fund's portfolio will be affected by changes in the stock markets. Market risk will affect the Fund's net asset values per share, which will fluctuate as the values of the Fund's portfolio securities change.

      A variety of factors can affect the price of a particular stock and the prices of individual stocks do not all move in the same direction uniformly or at the same time. Different stock markets may behave differently from each other. In particular, because the Fund currently focuses its stock investments in U.S. issuers, it will be primarily affected by changes in U.S.
stock markets.

      Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry.  The Fund currently invests primarily in securities of large companies, but can also buy securities of small and medium-size companies, which may have more volatile prices than stocks of large companies.

      At times, the Manager may increase the Fund's emphasis of its investments in a particular industry compared to the weighting of that industry in the SP 500 Index which the Fund uses as a performance benchmark.  To the extent that the Fund increases its emphasis on stocks in a particular industry, its share values may fluctuate in response to events affecting that industry, such as changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others.

HOW RISKY IS THE FUND OVERALL? The risks described above collectively form the overall risk profile of the Fund and can affect the value of the Fund's investments, its investment performance and the prices of its shares.
Particular investments and investment strategies also have risks.  These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them.
There is no assurance that the Fund will achieve its investment objective.

      In the short term, the stock markets can be volatile, and the price of the Fund's shares can go up and down. While fixed-income securities have their own risks, and are not currently emphasized by the Fund, they have the potential to help cushion the Fund's total return from changes in stock prices.  In the OppenheimerFunds spectrum, the Fund is generally more conservative than aggressive growth stock funds, but may be more volatile than investment grade bond funds.

------------------------------------------------------------------------------
An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
------------------------------------------------------------------------------

The Fund's Past Performance

The bar chart and table below show one measure of the risks of investing in the Fund, by showing the Fund's performance (for its Class A shares) for the last ten calendar years and by showing how the average annual total returns of the Fund's shares, both before and after taxes, compare to those of a broad-based market index.  The after-tax returns are shown for Class A shares only and are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown, and do not reflect the impact of state or local taxes.  The after-tax returns for the
other classes of shares will vary.   In certain cases, the figure
representing "Return After Taxes on Distributions and Sale of Fund Shares"
may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.  The after-tax returns are calculated based on certain assumptions mandated by regulation and your actual after-tax returns may differ from those shown, depending on your individual tax situation.  The after-tax returns set forth below are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or IRAs or to institutional investors not subject to tax.  The Fund's past investment performance both before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns (Class A) (as of 12/31 each year)

[See appendix to prospectus for data in bar chart showing annual total returns]

Sales charges and taxes are not included in the calculations of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown.  For the period from 1/1/02 through 9/30/02, the cumulative return (not annualized) before taxes for Class A shares was
-22.89%.  During the period shown in the bar chart, the highest return (not annualized) before taxes for a calendar quarter was 27.05% (4th QTR `92) and the lowest return (not annualized) before taxes for a calendar quarter was
-11.49% (3rd QTR `01).

 ------------------------------------------------------------------------------
 Average Annual Total
 Returns for the periods             1 Year         5 Years     10 Years (or
 Ended December 31, 2001                                        Life of
                                                                Class, if
                                                                Less)
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Class A Shares (inception
 2/3/88)                             -15.61%         7.60%          14.32%
 Return before taxes                 -15.70%         6.06%          12.15%
 Return after taxes on
 distributions                       -9.48%          5.97%          11.37%
 Return after taxes on
 distributions and sale of fund
 shares
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 SP 500 Index (reflects no          -11.88%        10.70%         12.93%1
 deductions for fees, expenses
 or taxes)
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Class B Shares (inception           -15.56%         7.76%          11.35%
 10/3/94)
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Class C Shares (inception           -12.01%         8.06%          10.53%
 12/1/93)
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Class N Shares (inception            N/A2            N/A            N/A
 3/1/01)
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Class Y Shares (inception           -10.29%         9.11%          9.69%
 11/1/96)
 ------------------------------------------------------------------------------
1 From 12/31/91.
2  Because this is a new class of shares, return data for the period specified is not available.
The Fund's average annual total returns in the table include the applicable sales charges: for Class A shares, the current maximum initial sales charge of 5.75%; for Class B shares, the contingent deferred sales charges of 5%
(1-year), 2% (5-year); and for Class C shares, the 1% contingent deferred sales charge for the 1-year period. Because Class B shares convert to Class A shares 72 months after purchase, Class B "life-of-class" performance does not include the contingent deferred sales charge and uses Class A performance for the period after conversion. There is no sales charge on Class Y shares. The
Fund's returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares.  The performance of the Fund's Class A shares is compared to the SP 500 Index, an unmanaged index of equity securities.  Index performance reflects the reinvestment of income but does not consider the effects of transaction costs, fees, expenses or taxes. The Fund may have investments that vary from those in the index.

Fees and Expenses of the Fund

The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services.  Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset values per share.  All shareholders therefore pay those expenses indirectly.  Shareholders pay other expenses directly, such as sales charges and account transaction charges.  The following tables are meant to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund.  The numbers below are based on the Fund's expenses during its fiscal year ended August 31, 2002.

Shareholder Fees (charges paid directly from your investment):

-------------------------------------------------------------------------------
                          Class A   Class B    Class C     Class N  Class Y
                           Shares     Shares     Shares    Shares     Shares
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Maximum Sales Charge
(Load) on purchases         5.75%      None       None      None       None
(as % of offering price)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Maximum Deferred Sales
Charge (Load) (as % of
the lower of the            None1      5%2        1%3        1%4       None
original offering price
or redemption proceeds)
-------------------------------------------------------------------------------
1.    A  contingent   deferred  sales  charge  may  apply  to  redemptions  of
   investments  of $1 million or more  ($500,000 for certain  retirement  plan accounts)  of Class A  shares.  See "How Can You Buy  Class A  Shares"  for details.
2.    Applies to  redemptions  in first year after  purchase.  The  contingent deferred  sales charge  declines to 1% in the sixth year and is  eliminated after that.
3.    Applies to shares redeemed within 12 months of purchase.
4.    A contingent  deferred sales charge applies to shares redeemed within 18 months of retirement plan's first purchase.

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

--------------------------------------------------------------------------------
                           Class A   Class B    Class C     Class N  Class Y
                            Shares     Shares     Shares    Shares     Shares
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Management Fees              0.46%     0.46%      0.46%      0.46%     0.46%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Distribution and/or
Service (12b-1) Fees         0.24%     1.00%      1.00%      0.50%      N/A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Other Expenses               0.29%     0.29%      0.29%      0.28%     0.46%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Annual Operating
Expenses                     0.99%     1.75%      1.75%      1.24%     0.92%
--------------------------------------------------------------------------------
Expenses may vary in future years.  "Other expenses" include transfer agent fees, custodial fees, and accounting and legal expenses that the Fund pays.
The Transfer Agent has voluntarily undertaken to the Fund to limit the transfer agent fees to 0.25% of average daily net assets per fiscal year for
Class Y shares and 0.35% of average daily net assets per fiscal year for all other classes.  That undertaking was effective on January 1, 2001 for Class Y shares and on October 1, 2001 for all other classes of shares. The undertaking was pro-rated for the remainder of the fiscal year ending after that date, and may be amended or withdrawn at any time. After the waiver, the actual "Other Expenses" and "Total Annual Operating Expenses" as percentages of average daily net assets were 0.32% and 0.78%, respectively, for Class Y shares.  For the Fund's fiscal year ended August 31, 2002, the transfer agent fees did not exceed the expense limitation described above for the other classes of shares.  Effective November 1, 2002, the transfer agent will limit its fees to 0.35% of average daily net assets per fiscal year for Class Y shares.  Had that reduced waiver been in effect during the past fiscal year for Class Y shares, the actual "Other Expenses" and "Total Annual Operating
Expenses" as percentages of daily net assets would have been 0.42% and 0.88%, respectively.

EXAMPLES.  The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated and reinvest your dividends and distributions.

      The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

If shares are redeemed:        1 Year        3 Years      5 Years     10 Years
---------------------------------------------------------------------------------
Class A Shares                  $670          $872         $1,091      $1,718
---------------------------------------------------------------------------------
Class B Shares                  $678          $851         $1,149      $1,6771
---------------------------------------------------------------------------------
Class C Shares                  $278          $551         $ 949       $2,062
---------------------------------------------------------------------------------
Class N Shares                  $226          $393         $ 681       $1,500
---------------------------------------------------------------------------------
Class Y Shares                  $ 94          $293         $ 509       $1,131
---------------------------------------------------------------------------------
If shares are not redeemed:    1 Year        3 Years      5 Years     10 Years
---------------------------------------------------------------------------------
Class A Shares                  $670          $872         $1,091      $1,718
---------------------------------------------------------------------------------
Class B Shares                  $178          $551         $ 949       $1,6771
---------------------------------------------------------------------------------
Class C Shares                  $178          $551         $ 949       $2,062
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class N Shares                  $126          $393         $ 681       $1,500
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class Y Shares                  $ 94          $293         $ 509       $1,131
---------------------------------------------------------------------------------
In the first example, expenses include the initial sales charge for Class A and the applicable Class B, Class C or Class N contingent deferred sales charges. In the second example, the Class A expenses include the sales charge, but Class B, Class C and Class N expenses do not include the contingent deferred sales charges.
1. Class B expenses for years 7 through 10 are based on Class A expenses, since Class B shares automatically convert to Class A shares after 6 years.

About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES.  The allocation of the Fund's portfolio among different investments will vary over time based upon the
Manager's evaluation of economic and market trends.  The Fund's portfolio might not always include all of the different types of investments described below.  The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

      The Manager tries to reduce risks by carefully researching securities before they are purchased.  The Fund attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial amount of stock of any one company and by not investing too great a percentage of the Fund's assets in any one company.  Also, the Fund does not concentrate 25% or more of its investments in any one industry. The share prices of the Fund will change daily based on changes in market prices of securities and market conditions and in response to other economic events.
Additionally, the income the securities pay can change at any time.

Stock Investments.  The Fund currently invests mainly in common stocks.  The
      Fund currently focuses on securities of issuers that have large capitalizations.  Historically their stock prices have tended to be less volatile than securities of smaller issuers.  However, the Fund can buy stocks of issuers in all capitalization ranges.
      "Capitalization" refers to the market value of all of the issuers'
      outstanding common stock.

Portfolio Turnover.  A change in the securities held by the Fund is known as
      "portfolio turnover."  The Fund can engage in active and frequent trading to try to achieve its objective, and may have a high portfolio turnover rate (for example, over 100%).  Increased portfolio turnover creates higher brokerage and transaction costs for the Fund.  If the
      Fund realizes capital gains when it sells its portfolio investments, it must generally pay those gains out to shareholders, increasing their taxable distributions.  The Financial Highlights table at the end of this Prospectus shows the Fund's portfolio turnover rate during prior fiscal years.

CAN THE FUND'S INVESTMENT OBJECTIVE AND POLICIES CHANGE?  The Fund's Board of
Directors can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus.  Fundamental policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares.  The Fund's investment objective is a fundamental policy.  Other investment restrictions that are fundamental policies are listed in the Statement of Additional Information.
An investment policy is not fundamental unless this Prospectus or the
Statement of Additional Information says that it is.

OTHER INVESTMENT STRATEGIES.  To seek its objective, the Fund can also use the investment techniques and strategies described below.  The Fund might not always use all of them.  These techniques have risks, although some are designed to help reduce overall investment or market risks.

Debt Securities.  The mix of equities and debt securities in the Fund's portfolio will vary over time depending on the Manager's judgment about market and economic conditions.  The Fund's investments in debt securities can include securities issued or guaranteed by the U.S.
      government or its agencies and instrumentalities, and foreign and domestic corporate bonds, notes and debentures. They may be selected for their income possibilities, for liquidity and to help cushion fluctuations in the Fund's net asset values.

      The debt securities the Fund buys may be rated by nationally recognized rating organizations such as Moody's Investors Service, Inc. or
      Standard  Poor's Rating Service or they may be unrated securities assigned a comparable rating by the Manager.

o     Interest Rate Risks.  The values of debt securities are subject to change when prevailing interest rates change.  When interest rates fall, the value of already-issued debt securities generally rise.  When interest rates rise, the values of already-issued debt securities generally decline. The magnitude of these fluctuations will often be greater for longer-term debt securities than shorter-term debt securities.  The Fund's share prices can go up or down when interest rates change because of the effect of the changes on the value of the
      Fund's investments in debt securities.

o     Credit Risks.  Debt securities are subject to credit risks.  Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due.  If the issuer fails to pay interest, the Fund's income might be reduced, and if the issuer fails to repay principal, the value of that security and of the Fund's shares may fall.

o     Special Credit Risks of Lower-Grade Securities. The Fund can invest up to 25% of its total assets in "lower-grade" securities commonly known as "junk bonds."  These are securities rated below "Baa" by Moody's
      Investors Service, Inc. or "BBB" by Standard  Poors Ratings Service or
      having similar ratings by other ratings organizations, or if unrated, assigned a comparable rating by the Manager. However, the Fund currently does not intend to invest more than 10% of its assets in lower-grade securities and cannot invest more than 10% of its total assets in lower-grade securities that are not convertible.

      Debt securities below investment grade, whether rated or unrated, have greater risks than investment-grade securities.  There may be less of a market for them and therefore they may be harder to sell at an acceptable price.  There is a relatively greater possibility that the issuer's earnings may be insufficient to make the payments of interest and principal when due.  These risks mean that the Fund's net asset value per share could be affected by declines in value of these securities.

Risks of Foreign Investing.  The Fund can buy securities of companies or governments in any country, developed or underdeveloped. While there is no limit on the amount of the Fund's assets that may be invested in foreign securities, the Manager does not currently plan to invest significant amounts of the Fund's assets in foreign securities. While foreign securities offer special investment opportunities, there are also special risks, such as the effects of a change in value of a foreign currency against the U.S. dollar, which will result in a change in the U.S. dollar value of securities denominated in that foreign currency.

Other Equity Securities.  Equity securities include common stocks, as well as
      "equity equivalents" such as preferred stocks and securities convertible into common stock.  Preferred stock has a set dividend rate and ranks after bonds and before common stocks in its claim for dividends and on assets if the issuer is liquidated or becomes bankrupt.  The Manager considers some convertible securities to be
      "equity equivalents" because of the conversion feature and in that case their rating has less impact on the investment decision than in the case of debt securities.

Illiquid and Restricted Securities.  Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the
      Securities Act of 1933. The Fund will not invest more than 10% of its net assets in illiquid or restricted securities (the Board can increase that limit to 15%).  Certain restricted securities that are eligible for resale to qualified institutional purchasers are not subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

Derivative Investments. The Fund can invest in a number of different kinds of
      "derivative" investments. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. In the broadest sense, options, futures contracts, and other hedging instruments the
      Fund might use may be considered "derivative" investments.  The Fund currently does not use derivatives to a significant degree and is not required to use them in seeking its objective.

      Derivatives have risks. If the issuer of the derivative investment does not pay the amount due, the Fund can lose money on the investment. The underlying security or investment on which a derivative is based, and the derivative itself, may not perform the way the Manager expected it
      to. As a result of these risks the Fund could realize less principal or income from the investment than expected or its hedge might be unsuccessful. As a result, the Fund's share prices could fall.  Certain derivative investments held by the Fund might be illiquid.

   o  Hedging.  The Fund can buy and sell futures contracts, put and call options, forward contracts and options on futures and securities indices. These are all referred to as "hedging instruments."  Some of these strategies would hedge the Fund's portfolio against price fluctuations. Other hedging strategies, such as buying futures and call options, would tend to increase the Fund's exposure to the securities market.

      There are also special risks in particular hedging strategies.  Options trading involves the payment of premiums and can increase portfolio turnover.  If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce the
      Fund's return.

Temporary Defensive and Interim Investments. In times of unstable adverse market or economic conditions, the Fund can invest up to 100% of its total assets in temporary defensive investments that are inconsistent with the Fund's principal investment strategies. Generally, they would be money market instruments, U.S. government securities, highly-rated commercial paper, or repurchase agreements. The Fund may also hold these types of securities pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares. To the extent the Fund invests defensively in these securities, it may not achieve its investment objective.

How the Fund is Managed

THE MANAGER. The Manager chooses the Fund's investments and handles its day-to-day business.  The Manager carries out its duties, subject to the policies established by the Fund's Board of Directors, under an investment advisory agreement that states the Manager's responsibilities.  The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

      The Manager has been an investment advisor since January 1960.  The
Manager and its subsidiaries and controlled affiliates managed more than $120 billion in assets as of September 30, 2002 including other Oppenheimer funds, with more than 7 million shareholder accounts.  The Manager is located at 498
Seventh Avenue, New York, New York 10018.

Portfolio Managers.  The portfolio managers of the Fund are Charles Albers
      and Nikolaos Monoyios.   Mr. Albers is a Vice President of the Fund,
      Senior Vice President of the Manager, and an officer and portfolio manager of other Oppenheimer funds.  Mr. Monoyios is a Vice President of the Fund and of the Manager and an officer and portfolio manager of other Oppenheimer funds.  Prior to joining the Manager in 1998, they were portfolio managers at Guardian Investor Services, the investment management subsidiary of The Guardian Life Insurance Company.

Advisory Fees.  Under the investment advisory agreement, the Fund pays the
      Manager an advisory fee at an annual rate that declines as the Fund's assets grow: 0.65% of the first $200 million of average annual net assets of the Fund, 0.60% of the next $150 million, 0.55% of the next
      $150 million, and 0.45% of average annual net assets in excess of $500 million.  The Fund's management fee for the period ended August 31,
      2002 was 0.46% of average annual net assets for each class of shares.

ABOUT your account

How to Buy Shares

HOW DO YOU BUY SHARES? You can buy shares several ways, as described below.
The Fund's Distributor, OppenheimerFunds Distributor, Inc., may appoint servicing agents to accept purchase (and redemption) orders. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

Buying Shares Through Your Dealer. You can buy shares through any dealer, broker or financial institution that has a sales agreement with the
      Distributor. Your dealer will place your order with the Distributor on your behalf.
Buying Shares Through the Distributor. Complete an OppenheimerFunds New
      Account Application and return it with a check payable to
      "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver,
      Colorado 80217. If you don't list a dealer on the application, the
      Distributor will act as your agent in buying the shares. However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Fund is appropriate for you.
o     Paying by Federal Funds Wire. Shares purchased through the Distributor may be paid for by Federal Funds wire. The minimum investment is
      $2,500. Before sending a wire, call the Distributor's Wire Department at 1.800.225.5677 to notify the Distributor of the wire and to receive further instructions.
o     Buying Shares Through OppenheimerFunds AccountLink. With AccountLink,
      you pay for shares by electronic funds transfers from your bank account. Shares are purchased for your account by a transfer of money from your bank account through the Automated Clearing House (ACH)
      system. You can provide those instructions automatically, under an
      Asset Builder Plan, described below, or by telephone instructions using
      OppenheimerFunds PhoneLink, also described below. Please refer to
      "AccountLink," below for more details.
o     Buying Shares Through Asset Builder Plans. You may purchase shares of the Fund automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink.
      Details are in the Asset Builder Application and the Statement of
      Additional Information.

HOW MUCH MUST YOU INVEST? You can buy Fund shares with a minimum initial investment of $1,000 and make additional investments at any time with as little as $25 (effective November 1, 2002, the additional purchase amount is
$50). There are reduced minimum investments under special investment plans.
o     With Asset Builder Plans, 403(b) plans, Automatic Exchange Plans and military allotment plans, you can make initial and subsequent investments for as little as $25. The minimum additional investment in any such plan accounts established on or after November 1, 2002 is $50.
      The minimum additional investment to such plan accounts that were established prior to November 1, 2002 will remain $25. To establish a new Asset Builder Plan account on or after November 1, 2002, you must first invest at least $500.
o     Under retirement plans, such as IRAs, pension and profit-sharing plans and 401(k) plans, you can start your account with as little as $250. If your IRA is started as an Asset Builder Plan, the $25 minimum applies.
      Additional purchases may be for as little as $25. To establish any type of IRA account on or after November 1, 2002, the minimum investment is
      $500. The minimum additional investment to any type of IRA account after November 1, 2002 is $50.
o     The minimum investment requirement does not apply to reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the
      Distributor.

AT WHAT PRICE ARE SHARES SOLD? Shares are sold at their offering price which is the net asset value per share plus any initial sales charge that applies.
The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the
Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the Distributor receives the order.

Net Asset Value. The Fund calculates the net asset value of each class of shares as of the close of The New York Stock Exchange, on each day the
      Exchange is open for trading (referred to in this Prospectus as a
      "regular business day"). The Exchange normally closes at 4:00 P.M.,
      Eastern time, but may close earlier on some days. All references to time in this Prospectus mean "Eastern time."

      The net asset value per share is determined by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. To determine net asset value, the
      Fund's Board of Directors has established procedures to value the
      Fund's securities, in general, based on market value. The Board has adopted special procedures for valuing illiquid and restricted securities and obligations for which market values cannot be readily obtained.  Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Fund's foreign investments may change on days when investors cannot buy or redeem Fund shares.

      If, after the close of the principal market on which a security held by the Fund is traded, and before the time the Fund's securities are priced that day, an event occurs that the Manager deems likely to cause a material change in the value of such security, the Fund's Board of
      Directors has authorized the Manager, subject to the Board's review, to ascertain a fair value for such security.  A security's valuation may differ depending on the method used for determining value.

The Offering Price. To receive the offering price for a particular day, in most cases the Distributor or its designated agent must receive your order by the time of day The New York Stock Exchange closes that day.
      If your order is received on a day when the Exchange is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.

Buying Through a Dealer. If you buy shares through a dealer, your dealer must receive the order by the close of The New York Stock Exchange and transmit it to the Distributor so that it is received before the
      Distributor's close of business on a regular business day (normally
      5:00 P.M.) to receive that day's offering price, unless your dealer has made alternative arrangements with the Distributor.  Otherwise, the order will receive the next offering price that is determined.

------------------------------------------------------------------------------
WHAT CLASSES OF SHARES DOES THE FUND OFFER? The Fund offers investors five different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When you buy shares, be sure to specify the class of shares. If you do not choose a class, your investment will be made in Class A shares.
------------------------------------------------------------------------------
------------------------------------------------------------------------------

------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class A Shares. If you buy Class A shares, you pay an initial sales charge
      (on investments up to $1 million for regular accounts or lesser amounts for certain retirement plans). The amount of that sales charge will vary depending on the amount you invest. The sales charge rates are listed in "How Can You Buy Class A Shares?" below.
------------------------------------------------------------------------------
Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.
      If you sell your shares within six years of buying them, you will normally pay a contingent deferred sales charge. That contingent deferred sales charge varies depending on how long you own your shares, as described in "How Can You Buy Class B Shares?" below.
------------------------------------------------------------------------------
Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.
      If you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class C Shares?" below.
------------------------------------------------------------------------------
Class N Shares. If you buy Class N shares (available only through certain retirement plans), you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 18 months of the retirement plan's first purchase of
      Class N shares, you may pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class N Shares?" below.
Class Y Shares. Class Y shares are offered only to certain institutional investors that have special agreements with the Distributor.

WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

      The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different. The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. Of course, these examples are based on approximations of the effects of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial advisor before making that choice.

How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class B, Class C or Class N. For retirement plans that qualify to purchase Class N shares, Class N shares will generally be more advantageous than Class B and Class C shares.

   o  Investing for the Shorter Term. While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should probably consider purchasing Class A or Class C shares rather than Class B shares. That is because of the effect of the
      Class B contingent deferred sales charge if you redeem within six years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

      However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

      And for non-retirement plan investors who invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. For that reason, the
      Distributor normally will not accept purchase orders of $500,000 or more of Class B shares or $1 million or more of Class C shares from a single investor.

o     Investing for the Longer Term. If you are investing less than $100,000 for the longer-term, for example for retirement, and do not expect to need access to your money for seven years or more, Class B shares may be appropriate.

Are There Differences in Account Features That Matter to You? Some account features may not be available to Class B, Class C  and Class N shareholders. Other features may not be advisable (because of the effect of the contingent deferred sales charge) for Class B, Class C and Class N shareholders. Therefore, you should carefully review how you plan to use your investment account before deciding which class of shares to buy.

      Additionally, the dividends payable to Class B, Class C  and Class N shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A or Class Y shares, such as the
      Class B, Class C and Class N asset-based sales charge described below and in the Statement of Additional Information. Share certificates are only available for Class A shares. If you are considering using your shares as collateral for a loan, that may be a factor to consider.

How Do Share Classes Affect Payments to Your Broker? A financial advisor may receive different compensation for selling one class of shares than for selling another class. It is important to remember that Class B, Class
      C and Class N contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of
      Class A shares: to compensate the Distributor for concessions and expenses it pays to dealers and financial institutions for selling shares. The Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.

SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS. Appendix C to the Statement of
Additional Information details the conditions for the waiver of sales charges that apply in certain cases, and the special sales charge rates that apply to purchases of shares of the Fund by certain groups, or under specified retirement plan arrangements or in other special types of transactions. To receive a waiver or special sales charge rate, you must advise the
Distributor when purchasing shares or the Transfer Agent when redeeming shares that the special conditions apply.

HOW CAN YOU BUY CLASS A SHARES? Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge.
However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the Statement of Additional Information. Out of the amount you invest, the
Fund receives the net asset value to invest for your account.

      The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor or allocated to your dealer as a concession. The Distributor reserves the right to reallow the entire concession to dealers. The current sales charge rates and concessions paid to dealers and brokers are as follows:

 ------------------------------------------------------------------------------
 Amount of Purchase       Front-End Sales  Front-End Sales   Concession As
                                           Charge As a
                          Charge As a      Percentage of
                          Percentage of    Net               Percentage of
                          Offering Price   Amount Invested   Offering Price
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Less than $25,000             5.75%             6.10%             4.75%
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $25,000 or more but           5.50%             5.82%             4.75%
 less than $50,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $50,000 or more but           4.75%             4.99%             4.00%
 less than $100,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $100,000 or more but          3.75%             3.90%             3.00%
 less than $250,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $250,000 or more but          2.50%             2.56%             2.00%
 less than $500,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $500,000 or more but          2.00%             2.04%             1.60%
 less than $1 million
 ------------------------------------------------------------------------------

Can You Reduce Class A Sales Charges? You may be eligible to buy Class A shares at reduced sales charge rates under the Fund's "Right of
      Accumulation" or a Letter of Intent, as described in "Reduced Sales
      Charges" in the Statement of Additional Information.

Class A Contingent Deferred Sales Charge. There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds aggregating $1 million or more, or for certain purchases by particular types of retirement plans that were permitted to purchase such shares prior to March 1, 2001 ("grandfathered retirement accounts").
      Retirement plans are not permitted to make initial purchases of Class A shares subject to a contingent deferred sales charge. The Distributor pays dealers of record concessions in an amount equal to 1.0% of purchases of $1 million or more other than by grandfathered retirement accounts. For grandfathered retirement accounts, the concession is
      0.75% of the first $2.5 million of purchases plus 0.25% of purchases in excess of $2.5 million. In either case, the concession will not be paid on purchases of shares by exchange or that were previously subject to a front-end sales charge and dealer concession.

      If you redeem any of those shares within an 18-month "holding period"
      measured from the beginning of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds.
      That sales charge will be equal to 1.0% of the lesser of:
o     the aggregate net asset value of the redeemed shares at the time of redemption (excluding shares purchased by reinvestment of dividends or capital gain distributions) or
o     the original net asset value of the redeemed shares.

      The Class A contingent deferred sales charge will not exceed the aggregate amount of the concessions the Distributor paid to your dealer on all purchases of Class A shares of all Oppenheimer funds you made that were subject to the Class A contingent deferred sales charge.

Purchases by Certain Retirement Plans. There is no initial sales charge on purchases of Class A shares of any one or more Oppenheimer funds by retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor and by retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or recordkeepers which have entered into a special agreement with the Distributor. The Distributor currently pays dealers of record concessions in an amount equal to 0.25% of the purchase price of Class A shares by those retirement plans from its own resources at the time of sale, subject to certain exceptions as described in the
      Statement of Additional Information. There is no contingent deferred sales charge upon the redemption of such shares.

HOW CAN YOU BUY CLASS B SHARES? Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within six years from the beginning of the calendar month of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

      The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule for the Class B contingent deferred sales charge holding period:

-------------------------------------------------------------------------------
Years Since Beginning of Month in       Contingent Deferred Sales Charge on
Which Purchase Order was Accepted       Redemptions in That Year
                                        (As % of Amount Subject to Charge)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
0 - 1                                   5.0%
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1 - 2                                   4.0%
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2 - 3                                   3.0%
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3 - 4                                   3.0%
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4 - 5                                   2.0%
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5 - 6                                   1.0%
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More than 6                             None
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In the table,  a "year" is a  12-month  period.  In  applying  the  contingent deferred  sales charge,  all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares. Class B shares automatically convert to Class A shares 72 months after you purchase them. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and
      Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When any Class B shares that you hold convert, any other
      Class B shares that were acquired by reinvesting dividends and distributions on the converted shares will also convert to Class A shares. For further information on the conversion feature and its tax implications, see "Class B Conversion" in the Statement of Additional
      Information.

How Can you Buy Class C Shares? Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar month of their purchase, a contingent deferred sales charge of 1.0%
will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

HOW CAN YOU BUY CLASS N SHARES? Class N shares are offered for sale to retirement plans (including IRAs and 403(b) plans) that purchase $500,000 or more of Class N shares of one or more Oppenheimer funds or to group retirement plans (which do not include IRAs and 403(b) plans) that have assets of $500,000 or more or 100 or more eligible participants. See
"Availability of Class N shares" in the Statement of Additional Information for other circumstances where Class N shares are available for purchase.

      A contingent deferred sales charge of 1.0% will be imposed upon the redemption of Class N shares, if:
o     The group retirement plan is terminated or Class N shares of all
      Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund, or
o     With respect to an IRA or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any
      Oppenheimer fund.

      Retirement plans that offer Class N shares may impose charges on plan participant accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent in Colorado) and
the special account features applicable to purchasers of those other classes of shares described elsewhere in this prospectus do not apply to Class N shares offered through a group retirement plan. Instructions for buying, selling, exchanging or transferring Class N shares offered through a group retirement plan must be submitted by the plan, not by plan participants for whose benefit the shares are held.

Who Can Buy Class Y Shares? Class Y shares are sold at net asset value per share without a sales charge directly to institutional investors that have special agreements with the Distributor for this purpose. They may include insurance companies, registered investment companies and employee benefit plans. Individual investors cannot buy Class Y shares directly.

      An institutional investor that buys Class Y shares for its customers'
accounts may impose charges on those accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares
(other than the time those orders must be received by the Distributor or
Transfer Agent at their Colorado office) and the special account features available to investors buying those other classes of shares do not apply to
Class Y shares. Instructions for buying, selling, exchanging or transferring
Class Y shares must be submitted by the institutional investor, not by its customers for whose benefit the shares are held.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service Plan for Class A Shares. The Fund has adopted a Service Plan for
      Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to
      0.25% of the average annual net assets of Class A shares of the Fund.
      The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares. With respect to Class A shares subject to a Class
      A contingent deferred sales charge purchased by grandfathered retirement accounts, the Distributor pays the 0.25% service fee to dealers in advance for the first year after the shares are sold by the dealer. After the shares have been held for a year, the Distributor pays the service fee to dealers on a quarterly basis.

Distribution and Service Plans for Class B, Class C and Class N Shares. The
      Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to pay the Distributor for its services and costs in distributing Class B, Class C and Class N shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and
      0.25% on Class N shares. The Distributor also receives a service fee of
      0.25% per year under the Class B, Class C and Class N plans.

      The asset-based sales charge and service fees increase Class B and
      Class C expenses by 1.0% and increase Class N expenses by 0.50% of the net assets per year of the respective class. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

      The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B, Class C or
      Class N shares. The Distributor pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the dealer.
      After the shares have been held for a year, the Distributor pays the service fees to dealers on a quarterly basis. The Distributor retains the service fees for accounts for which it renders the required personal services.

      The Distributor currently pays a sales concession of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class B shares is therefore 4.00% of the purchase price. The
      Distributor retains the Class B asset-based sales charge.  See the
      Statement of Additional Information for exceptions.

      The Distributor currently pays a sales concession of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class C shares is therefore 1.0% of the purchase price. The Distributor pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares that have been outstanding for a year or more.
      See the Statement of Additional Information for exceptions.

      The Distributor currently pays a sales concession of 0.75% of the purchase price of Class N shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class N shares is therefore 1.0% of the purchase price. The Distributor retains the asset-based sales charge on Class N shares. See the
      Statement of Additional Information for exceptions.

Special Investor Services

ACCOUNTLINK. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an
Automated Clearing House (ACH) member. AccountLink lets you:
    o transmit funds electronically to purchase shares by telephone (through a service representative or by PhoneLink) or automatically under Asset
      Builder Plans, or
    o have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the
      Transfer Agent for more information.

      You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1.800.225.5677. The purchase payment will be debited from your bank account.

      AccountLink privileges should be requested on your Application or your dealer's settlement instructions if you buy your shares through a dealer.
After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions and proper documentation to the
Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification
Number (PIN), by calling the PhoneLink number, 1.800.225.5677.
Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1.800.225.5677. You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.
Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another OppenheimerFunds account you have already established by calling the special PhoneLink number.
Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell Shares,"
      below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX? You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier).
Please call 1.800.225.5677 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

OPPENHEIMERFUNDS INTERNET WEBSITE. You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds Internet website, at
WWW.OPPENHEIMERFUNDS.COM. Additionally, shareholders listed in the account registration (and the dealer of record) may request certain account transactions through a special section of that website. To perform account transactions or obtain account information online, you must first obtain a user I.D. and password on that website. If you do not want to have Internet account transaction capability for your account, please call the Transfer
Agent at 1.800.225.5677. At times, the website may be inaccessible or its transaction features may be unavailable.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. The Fund has several plans that enable you to sell shares automatically or exchange them to another
OppenheimerFunds account on a regular basis. Please call the Transfer Agent or consult the Statement of Additional Information for details.

REINVESTMENT PRIVILEGE.  If you redeem some or all of your Class A or Class B shares of the Fund, you have up to six months to reinvest all or part of the redemption proceeds in Class A shares of the Fund or other Oppenheimer funds without paying a sales charge. This privilege applies only to Class A shares that you purchased subject to an initial sales charge and to Class A or Class
B shares on which you paid a contingent deferred sales charge when you redeemed them. This privilege does not apply to Class C, Class N or Class Y shares. You must be sure to ask the Distributor for this privilege when you send your payment.

RETIREMENT PLANS. You may buy shares of the Fund for your retirement plan account. If you participate in a plan sponsored by your employer, the plan trustee or administrator must buy the shares for your plan account. The
Distributor also offers a number of different retirement plans that individuals and employers can use:
Individual Retirement Accounts (IRAs). These include regular IRAs, Roth IRAs,
      SIMPLE IRAs and rollover IRAs.
SEP-IRAs. These are Simplified Employee Pension Plan IRAs for small business owners or self-employed individuals.
403(b)(7) Custodial Plans. These are tax-deferred plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations.
401(k) Plans. These are special retirement plans for businesses.
Pension and Profit-Sharing Plans. These plans are designed for businesses and self-employed individuals.
      Please call the Distributor for OppenheimerFunds retirement plan documents, which include applications and important plan information.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day.
Your shares will be sold at the next net asset value calculated after your order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent. The Fund lets you sell your shares by writing a letter, by wire, or by telephone. You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call the Transfer Agent first, at 1.800.225.5677, for assistance.

Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):
   o  You wish to redeem more than $100,000 and receive a check
   o  The redemption check is not payable to all shareholders listed on the account statement
   o  The redemption check is not sent to the address of record on your account statement
   o  Shares are being transferred to a Fund account with a different owner or name
   o  Shares are being redeemed by someone (such as an Executor) other than the owners

Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:
o     a U.S. bank, trust company, credit union or savings association,
o     a foreign bank that has a U.S. correspondent bank,
o     a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o     a U.S. national securities exchange, a registered securities association or a clearing agency.
      If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Retirement Plan Accounts. There are special procedures to sell shares in an
      OppenheimerFunds retirement plan account. Call the Transfer Agent for a distribution request form. Special income tax withholding requirements apply to distributions from retirement plans. You must submit a withholding form with your redemption request to avoid delay in getting your money and if you do not want tax withheld. If your employer holds your retirement plan account for you in the name of the plan, you must ask the plan trustee or administrator to request the sale of the Fund shares in your plan account.

Sending Redemption Proceeds by Wire. While the Fund normally sends your money by check, you can arrange to have the proceeds of shares you sell sent by Federal Funds wire to a bank account you designate. It must be a commercial bank that is a member of the Federal Reserve wire system.
      The minimum redemption you can have sent by wire is $2,500. There is a
      $10 fee for each request. To find out how to set up this feature on your account or to arrange a wire, call the Transfer Agent at
      1.800.225.5677.

HOW DO you SELL SHARES BY MAIL? Write a letter of instruction that includes:
   o  Your name
   o  The Fund's name
   o  Your Fund account number (from your account statement)
   o  The dollar amount or number of shares to be redeemed
   o  Any special payment instructions
   o  Any share certificates for the shares you are selling
   o  The signatures of all registered owners exactly as the account is registered, and
   o  Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

Use the following address for            Send courier or express mail
Requests by mail:                        requests to:
OppenheimerFunds Services                OppenheimerFunds Services
P.O. Box 5270                            10200 E. Girard Avenue, Building D
Denver, Colorado 80217                   Denver, Colorado 80231

HOW DO you SELL SHARES BY TELEPHONE? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular regular business day, your call must be received by the Transfer Agent by the close of The New York Stock Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. You may not redeem shares held in an OppenheimerFunds retirement plan account or under a share certificate by telephone.
   o  To redeem shares through a service representative or automatically on
      PhoneLink, call 1.800.225.5677.
      Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?
Telephone Redemptions Paid by Check. Up to $100,000 may be redeemed by telephone in any seven-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

Telephone Redemptions Through AccountLink or by Wire. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

      If you have requested Federal Funds wire privileges for your account, the wire of the redemption proceeds will normally be transmitted on the next bank business day after the shares are redeemed. There is a possibility that the wire may be delayed up to seven days to enable the
      Fund to sell securities to pay the redemption proceeds. No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire.

CAN  YOU  SELL  SHARES  THROUGH  your  DEALER?   The   Distributor   has  made
arrangements  to repurchase  Fund shares from dealers and brokers on behalf of their  customers.  Brokers or dealers  may  charge for that  service.  If your shares are held in the name of your dealer,  you must redeem them through your dealer.

HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS. If you purchase shares subject to a Class A, Class B, Class C or Class N contingent deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares, the contingent deferred sales charge will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed in Appendix C to the
Statement of Additional Information and you advise the Transfer Agent of your eligibility for the waiver when you place your redemption request.)

      A  contingent  deferred  sales charge will be based on the lesser of the net  asset  value of the  redeemed  shares  at the time of  redemption  or the original net asset value.  A contingent  deferred  sales charge is not imposed on:
o     the amount of your  account  value  represented  by an  increase  in net asset value over the initial purchase price,
o     shares  purchased by the  reinvestment  of  dividends  or capital  gains distributions, or
o     shares redeemed in the special circumstances  described in Appendix C to the Statement of Additional Information.
      To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:
   1. shares acquired by reinvestment of dividends and capital gains distributions,
   2. shares held for the holding period that applies to the class, and
   3. shares held the longest during the holding period.

      Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of other Oppenheimer funds. However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the fund whose shares you acquire. Similarly, if you acquire shares of this Fund by exchanging shares of another Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to this Fund.

How to Exchange Shares

Shares of the Fund may be exchanged for shares of certain Oppenheimer funds at net asset value per share at the time of exchange, without sales charge.
Shares of the Fund can be purchased by exchange of shares of other
Oppenheimer funds on the same basis. To exchange shares, you must meet several conditions:
   o  Shares of the fund selected for exchange must be available for sale in your state of residence.
   o  The prospectuses of both funds must offer the exchange privilege.
   o  You must hold the shares you buy when you establish your account for at least seven days before you can exchange them. After the account is open seven days, you can exchange shares every regular business day.
   o  You must meet the minimum purchase requirements for the fund whose shares you purchase by exchange.
   o  Before exchanging into a fund, you must obtain and read its prospectus.
      Shares of a particular class of the Fund may be exchanged only for shares of the same class in the other Oppenheimer funds. For example, you can exchange Class A shares of this Fund only for Class A shares of another fund.
In some cases, sales charges may be imposed on exchange transactions.  For tax purposes, exchanges of shares involve a sale of the shares of the fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss. Please refer to "How to Exchange Shares" in the
Statement of Additional Information for more details.

      You can find a list of Oppenheimer funds currently available for exchanges in the Statement of Additional Information or obtain one by calling a service representative at 1.800.225.5677. That list can change from time to time.

HOW DO you SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing or by telephone:

Written Exchange Requests. Submit an OppenheimerFunds Exchange Request form, signed by all owners of the account. Send it to the Transfer Agent at the address on the back cover. Exchanges of shares held under certificates cannot be processed unless the Transfer Agent receives the certificates with the request.
Telephone Exchange Requests. Telephone exchange requests may be made either by calling a service representative or by using PhoneLink for automated exchanges by calling 1.800.225.5677. Telephone exchanges may be made only between accounts that are registered with the same name(s) and address. Shares held under certificates may not be exchanged by telephone.

ARE THERE LIMITATIONS ON EXCHANGES? There are certain exchange policies you should be aware of:
o     Shares are normally redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the Transfer Agent receives an exchange request that conforms to the policies described above. It must be received by the close of The
      New York Stock Exchange that day, which is normally 4:00 P.M. but may be earlier on some days. However, either fund may delay the purchase of shares of the fund you are exchanging into up to seven days if it determines it would be disadvantaged by the same day exchange.
o     The interests of the Fund's long-term shareholders and its ability to manage its investments may be adversely affected when its shares are repeatedly bought and sold in response to short-term market fluctuations--also known as "market timing." When large dollar amounts are involved, the Fund may have difficulty implementing long-term investment strategies, because it cannot predict how much cash it will have to invest. Market timing also may force the Fund to sell portfolio securities at disadvantageous times to raise the cash needed to buy a market timer's Fund shares. These factors may hurt the Fund's performance and its shareholders. When the Manager believes frequent trading would have a disruptive effect on the Fund's ability to manage its investments, the Manager and the Fund may reject purchase orders and exchanges into the Fund by any person, group or account that the
      Manager believes to be a market timer.
   o  The Fund may amend, suspend or terminate the exchange privilege at any time. The Fund will provide you notice whenever it is required to do so by applicable law, but it may impose changes at any time for emergency purposes.
   o  If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying, selling and exchanging shares is contained in the Statement of Additional Information.
There is a $12 annual fee charged on any account valued at less than $500.
      See the Statement of Additional Information for circumstances when this fee will not be charged.
The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Directors at any time the Board believes it is in the Fund's best interest to do so.
Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. The Fund will provide you notice whenever it is required to do so by applicable law. If an account has more than one owner, the Fund and the Transfer
      Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.
The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the
      Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.
Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the
      Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.
Dealers that perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.
The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares. The redemption value of your shares may be more or less than their original cost.
Payment for redeemed shares ordinarily is made in cash. It is forwarded by check, or through AccountLink or by Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.
The Transfer Agent may delay processing any type of redemption payment as described under "How to Sell Shares" for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.
Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $500 for reasons other than the fact that the market value of shares has dropped. In some cases, involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.
Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from the Fund's portfolio.
"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges)
      if you fail to furnish the Fund your correct, certified Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.
To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Fund's privacy policy to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense.

      If you want to receive multiple copies of these materials, you may call the Transfer Agent at 1.800.225.5677. You may also notify the Transfer
      Agent in writing. Individual copies of prospectuses, reports and privacy notices will be sent to you commencing within 30 days after the
      Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

Dividends. The Fund intends to declare dividends separately for each class of shares from net investment income on an annual basis and to pay them to shareholders in December on a date selected by the Board of Directors.
Dividends and distributions paid to Class A and Class Y shares will generally be higher than dividends for Class B, Class C and Class N shares, which normally have higher expenses than Class A and Class Y. The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends or distributions.

Capital Gains. The Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in December of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS? When you open your account, specify on your application how you want to receive your dividends and distributions. You have four options:
Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the
      Fund.
Reinvest Dividends or Capital Gains. You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Fund while receiving the other types of distributions by check or having them sent to your bank account through
      AccountLink.
Receive All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.
Reinvest Your Distributions in Another OppenheimerFunds Account. You can
      reinvest all distributions in the same class of shares of another
      OppenheimerFunds account you have established.

TAXES. If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund.
Distributions are subject to federal income tax and may be subject to state or local taxes. Dividends paid from short-term capital gains and net investment income are taxable as ordinary income. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you have held your shares. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

      Every year the Fund will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year. Any long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year.

Avoid "Buying a Dividend." If you buy shares on or just before the ex-dividend date, or just before the Fund declares a capital gains distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable dividend or capital gain.
Remember, There May be Taxes on Transactions. Because the Fund's share prices fluctuate, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.
Returns of Capital Can Occur. In certain cases, distributions made by the
      Fund may be considered a non-taxable return of capital to shareholders.
      If that occurs, it will be identified in notices to shareholders.

      This information is only a summary of certain federal income tax information about your investment. You should consult with your tax advisor about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte  Touche LLP, the Fund's independent auditors, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available on request.

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A      YEAR ENDED AUGUST 31,                    2002         2001         2000          1999          1998
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA

Net asset value, beginning of period               $ 32.15      $ 45.41      $ 42.89       $ 32.32       $ 33.87
------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .16          .14          .21           .19           .29
Net realized and unrealized gain (loss)              (4.29)      (11.18)        6.79         12.03           .99
                                                    --------------------------------------------------------------
Total from investment operations                     (4.13)      (11.04)        7.00         12.22          1.28
                                                    --------------------------------------------------------------
Dividends and/or distributions to shareholders:

Dividends from net investment income                  (.07)        (.12)          --          (.15)         (.33)
Distributions from net realized gain                  (.05)       (2.10)       (4.48)        (1.50)        (2.50)
                                                    --------------------------------------------------------------

Total dividends and/or distributions
to shareholders                                       (.12)       (2.22)       (4.48)        (1.65)        (2.83)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $27.90       $32.15       $45.41        $42.89        $32.32
                                                    ==============================================================
------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(1)                 (12.90)%     (24.85)%      17.74%        38.62%         3.68%

------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)        $6,443,983   $7,320,747   $9,264,943    $7,723,607    $4,932,817
------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)               $7,203,226   $7,954,409   $8,428,173    $6,721,568    $5,184,111
------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income                                 0.52%        0.47%        0.54%         0.50%         0.83%
Expenses                                              0.99%        0.86%        0.90%         0.91%         0.90%(3)
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 78%          76%          73%           72%           81%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOUMPANYING NOTES TO FINANCIAL STATMENTS.

29 OPPENHEIMER MAIN STREET(R) GROWTH & INCOME FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS Continuted
--------------------------------------------------------------------------------

CLASS B     YEAR ENDED AUGUST 31,                    2002         2001         2000          1999          1998
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA

Net asset value, beginning of period                $31.34       $44.50       $42.42        $32.07        $33.66
------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                          (.20)        (.13)        (.08)         (.08)          .04
Net realized and unrealized gain (loss)              (4.05)      (10.93)        6.64         11.93           .96
                                                    --------------------------------------------------------------
Total from investment operations                     (4.25)      (11.06)        6.56         11.85          1.00
------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    --           --           --            --          (.09)
Distributions from net realized gain                  (.05)       (2.10)       (4.48)        (1.50)        (2.50)
                                                    --------------------------------------------------------------
Total dividends and/or distributions to
shareholders                                          (.05)       (2.10)       (4.48)        (1.50)        (2.59)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $27.04       $31.34       $44.50        $42.42        $32.07
                                                    ==============================================================

------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(1)                 (13.58)%     (25.39)%      16.84%        37.62%         2.86%

------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)        $3,510,800   $5,404,510   $8,367,040    $7,072,718    $4,168,498
------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)               $4,607,653   $6,630,335   $7,628,232    $5,930,303    $4,122,775
------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income (loss)                         (0.25)%      (0.29)%      (0.22)%       (0.26)%        0.06%
Expenses                                              1.75%        1.61%        1.66%         1.66%         1.66%(3)
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 78%          76%          73%           72%           81%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

30 OPPENHEIMER MAIN STREET(R) GROWTH & INCOME FUND

CLASS C      YEAR ENDED AUGUST 31,                    2002         2001         2000          1999          1998
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA

Net asset value, beginning of period                $31.33       $44.50       $42.41        $32.07        $33.64
------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                          (.11)        (.11)        (.08)         (.09)          .03
Net realized and unrealized gain (loss)              (4.14)      (10.96)        6.65         11.93           .98
                                                    --------------------------------------------------------------
Total from investment operations                     (4.25)      (11.07)        6.57         11.84          1.01
------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    --           --           --            --          (.08)
Distributions from net realized gain                  (.05)       (2.10)       (4.48)        (1.50)        (2.50)
                                                    --------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                       (.05)       (2.10)       (4.48)        (1.50)        (2.58)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $27.03       $31.33       $44.50        $42.41        $32.07
                                                    ==============================================================

------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(1)                 (13.58)%     (25.42)%      16.87%        37.59%         2.91%
------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)        $1,198,517   $1,562,452   $2,213,568    $1,850,787    $1,144,692
------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)               $1,432,566   $1,825,540   $2,004,263    $1,583,189    $1,184,355
------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income (loss)                         (0.24)%      (0.29)%      (0.23)%       (0.25)%        0.07%
Expenses                                              1.75%        1.61%        1.67%         1.66%         1.65%(3)
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 78%          76%          73%           72%           81%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

31 OPPENHEIMER MAIN STREET(R) GROWTH & INCOME FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS N      YEAR ENDED AUGUST 31,                          2002        2001(1)
--------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period                      $ 32.09    $34.36
--------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                         .12       .02
Net realized and unrealized loss                            (4.31)    (2.29)
--------------------------------------------------------------------------------
Total from investment operations                            (4.19)    (2.27)
--------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                         (.13)       --
Distributions from net realized gain                         (.05)       --
--------------------------------------------------------------------------------
Total dividends and/or distributions to shareholders         (.18)       --
--------------------------------------------------------------------------------
Net asset value, end of period                             $27.72    $32.09
                                                          ======================
--------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(2)                        (13.15)%   (6.61)%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)                  $43,464    $7,641
--------------------------------------------------------------------------------
Average net assets (in thousands)                         $28,141    $2,672
--------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income                                        0.28%     0.36%
Expenses                                                     1.24%     1.16%
--------------------------------------------------------------------------------
Portfolio turnover rate                                        78%       76%

1. For the period from March 1, 2001 (inception of offering) to August 31, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

32 OPPENHEIMER MAIN STREET(R) GROWTH & INCOME FUND

CLASS Y       YEAR ENDED AUGUST 31,                    2002         2001         2000          1999          1998
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA

 Net asset value, beginning of period               $32.28       $45.64       $43.00        $32.38        $33.94
------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                 .19          .17          .24           .24           .38
 Net realized and unrealized gain (loss)             (4.28)      (11.22)        6.88         12.07           .97
                                                    --------------------------------------------------------------
 Total from investment operations                    (4.09)      (11.05)        7.12         12.31          1.35
------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                 (.12)        (.21)          --          (.19)         (.41)
 Distributions from net realized gain                 (.05)       (2.10)       (4.48)        (1.50)        (2.50)
                                                    --------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                      (.17)       (2.31)       (4.48)        (1.69)        (2.91)
------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                     $28.02       $32.28       $45.64        $43.00        $32.38
                                                    ==============================================================

------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE(1)                (12.74)%     (24.76)%      18.00%        38.84%         3.88%

------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)         $225,298     $225,475     $260,289      $148,397       $53,063
------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                $227,835     $239,222     $205,586      $ 99,155       $36,554
------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income                                0.74%        0.60%        0.77%         0.63%         1.02%
 Expenses                                             0.92%        0.79%(3)     0.66%         0.77%         0.67%(4)
 Expenses, net of reduction to custodian
 expenses and/or voluntary waiver
 of transfer agent fees                               0.78%        0.73%        0.66%         0.77%         0.67%
------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                78%          76%          73%           72%           81%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Added since August 31, 2001 to reflect expenses before reduction to custodian expenses and voluntary waiver of transfer agent fees.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

33 OPPENHEIMER MAIN STREET(R) GROWTH & INCOME FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES

 Oppenheimer Main Street Growth & Income Fund (the Fund) is a separate series of
 Oppenheimer Main Street Funds, Inc., an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high total return. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

    The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class
 A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans.
 Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

    The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
 SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities
 (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Directors, or at their fair value.
 Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type"
 debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
 FOREIGN CURRENCY TRANSLATION. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

34 OPPENHEIMER MAIN STREET(R) GROWTH & INCOME FUND

--------------------------------------------------------------------------------
 JOINT REPURCHASE AGREEMENTS. The Fund, along with other affiliated funds of the
 Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal;
 however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
--------------------------------------------------------------------------------
 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to continue to comply with provisions of the
 Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.
 Therefore, no federal income tax provision is required, however, during the year ended August 31, 2002, the Fund paid a federal excise tax of $71,455.

 As of August 31, 2002, the Fund had available for federal income tax purposes an unused capital loss carryforward as follows:

                                EXPIRING
                                ------------------------
                                2010        $878,523,150

As of August 31, 2002, the Fund had approximately $829,324,000 of post-October losses available to offset future capital gains, if any. Such losses, if unutilized, will expire in 2011. Additionally, the Fund had approximately
$276,000 of post-October foreign currency losses which were deferred.
--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
CLASSIFICATION OF DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

35 OPPENHEIMER MAIN STREET(R) GROWTH & INCOME FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
    The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended August 31, 2002, amounts have been reclassified to reflect a decrease in additional paid-in capital of $71,455, a decrease in undistributed net investment income of $1,270,195, and a decrease in accumulated net realized loss on investments of $1,341,650. Net assets of the Fund were unaffected by the reclassifications.

 The tax character of distributions paid during the years ended August 31, 2002 and August 31, 2001 was as follows:

                                                YEAR ENDED        YEAR ENDED
                                           AUGUST 31, 2002   AUGUST 31, 2001
                ------------------------------------------------------------
                 Distributions paid from:
                 Ordinary income             $  15,915,353   $    25,194,383
                 Long-term capital gain         23,639,216       940,486,713
                 Return of capital                      --                --
                                             -------------------------------
                 Total                       $  39,554,569   $   965,681,096
                                             ===============================

 As of August 31, 2002, the components of distributable earnings on a tax basis were as follows:

                 Undistributed net
                 investment income               $    20,383,192
                 Accumulated net realized loss    (1,775,439,571)
                 Net unrealized appreciation         139,421,165
                                                 ---------------
                 Total                           $(1,615,635,214)
                                                 ===============

--------------------------------------------------------------------------------
 INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
 Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

36 OPPENHEIMER MAIN STREET(R) GROWTH & INCOME FUND

--------------------------------------------------------------------------------
 2. CAPITAL STOCK

The Fund has authorized 840 million shares of $.01 par value capital stock.
Transactions in shares of capital stock were as follows:

                             YEAR ENDED AUGUST 31, 2002               YEAR ENDED AUGUST 31, 2001(1)
                             SHARES              AMOUNT               SHARES                AMOUNT
----------------------------------------------------------------------------------------------------
 CLASS A

 Sold                       57,015,786     $ 1,776,402,610           55,877,160    $ 2,020,164,974
 Dividends and/or
 distributions reinvested      761,969          24,779,385           12,142,654        438,957,131
 Redeemed                  (54,472,499)     (1,652,634,451)         (44,357,777)    (1,599,463,447)
                          ---------------------------------------------------------------------------
 Net increase                3,305,256     $   148,547,544           23,662,037    $   859,658,658
                          ===========================================================================

----------------------------------------------------------------------------------------------------
 CLASS B
 Sold                       16,064,824     $   486,429,385           23,528,539    $   847,477,675
 Dividends and/or
 distributions reinvested      241,561           7,655,080           10,405,252        368,555,673
 Redeemed                  (58,925,314)     (1,763,790,147)         (49,466,088)    (1,733,476,696)
                          ---------------------------------------------------------------------------
 Net decrease              (42,618,929)    $(1,269,705,682)         (15,532,297)   $  (517,443,348)
                          ===========================================================================

----------------------------------------------------------------------------------------------------
 CLASS C
 Sold                        5,601,281     $   168,931,421            7,392,877    $   267,612,734
 Dividends and/or
 distributions reinvested       66,833           2,117,929            2,790,677         98,845,701
 Redeemed                  (11,204,768)       (331,485,657)         (10,059,172)      (353,026,708)
                          ---------------------------------------------------------------------------
 Net increase (decrease)    (5,536,654)    $  (160,436,307)             124,382    $    13,431,727
                          ===========================================================================

----------------------------------------------------------------------------------------------------
 CLASS N
 Sold                        1,587,930     $    49,389,515              240,135    $     7,966,494
 Dividends and/or
 distributions reinvested        2,577              83,453                   --                 --
 Redeemed                     (260,531)         (7,795,130)              (2,037)           (67,716)
                          ---------------------------------------------------------------------------
 Net increase                1,329,976     $    41,677,838              238,098    $     7,898,778
                          ===========================================================================

----------------------------------------------------------------------------------------------------
 CLASS Y
 Sold                        3,654,159     $   113,685,089            3,547,525    $   131,540,535
 Dividends and/or
 distributions reinvested       36,629           1,194,830              393,067         14,252,627
 Redeemed                   (2,635,983)        (80,677,547)          (2,658,808)       (96,592,979)
                          ---------------------------------------------------------------------------
 Net increase                1,054,805     $    34,202,372            1,281,784    $    49,200,183
                          ===========================================================================

 1. For the year ended August 31, 2001, for Class A, B, C and Y shares and for the period from March 1, 2001 (inception of offering) to August 31, 2001, for
 Class N shares.

37 OPPENHEIMER MAIN STREET(R) GROWTH & INCOME FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 3. PURCHASES AND SALES OF SECURITIES

 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended August 31, 2002, were
 $10,184,882,477 and $11,160,641,583, respectively.

 As of August 31, 2002, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $11,328,850,136 was composed of:

            Gross unrealized appreciation      $ 1,163,393,711
            Gross unrealized depreciation       (1,091,281,823)
                                               ---------------
            Net unrealized appreciation        $    72,111,888
                                               ===============

 The difference between book-basis and tax-basis unrealized appreciation and depreciation, if applicable, is attributable primarily to the tax deferral of losses on wash sales, or return of capital dividends, and the realization for tax purposes of unrealized gain (loss) on certain futures contracts, investments in passive foreign investment companies, and forward foreign currency exchange contracts.
--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of
 0.65% of the first $200 million of average annual net assets of the Fund, 0.60%
 of the next $150 million, 0.55% of the next $150 million, and 0.45% of average annual net assets in excess of $500 million.
--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the
 Manager, acts as the transfer and shareholder servicing agent for the Fund. The
 Fund pays OFS a $19.75 per account fee.

    Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more.
 The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.25% of average net assets of Class Y shares and for all other classes, up to an annual rate of 0.35% of average net assets of each class. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's
 Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the
 Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

38 OPPENHEIMER MAIN STREET(R) GROWTH & INCOME FUND

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

               AGGREGATE        CLASS A   CONCESSIONS    CONCESSIONS     CONCESSIONS     CONCESSIONS
               FRONT-END      FRONT-END    ON CLASS A     ON CLASS B      ON CLASS C      ON CLASS N
           SALES CHARGES  SALES CHARGES        SHARES         SHARES          SHARES          SHARES
              ON CLASS A    RETAINED BY   ADVANCED BY    ADVANCED BY     ADVANCED BY     ADVANCED BY
 YEAR ENDED       SHARES    DISTRIBUTOR   DISTRIBUTOR(1) DISTRIBUTOR(1) DISTRIBUTOR(1)  DISTRIBUTOR(1)
-----------------------------------------------------------------------------------------------------

 August 31, 2002 $12,400,169     $3,335,382    $895,178      $15,202,153      $1,380,111     $408,513

 1. The Distributor advances concession payments to dealers for certain sales of
 Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                               CLASS A        CLASS B         CLASS C         CLASS N
                            CONTINGENT     CONTINGENT      CONTINGENT      CONTINGENT
                              DEFERRED       DEFERRED        DEFERRED        DEFERRED
                         SALES CHARGES  SALES CHARGES   SALES CHARGES   SALES CHARGES
                           RETAINED BY    RETAINED BY     RETAINED BY     RETAINED BY
 YEAR ENDED                DISTRIBUTOR    DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
--------------------------------------------------------------------------------------

 August 31, 2002              $112,149   $12,100,308       $142,468         $6,564

--------------------------------------------------------------------------------
 SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class
 A Shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of
 Class A shares of the Fund. For the year ended August 31, 2002, payments under the Class A Plan totaled $17,613,557, all of which were paid by the Distributor to recipients, and included $903,757 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The
 Fund has adopted Distribution and Service Plans for Class B, Class C and Class
 N shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the
 Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.

 Distribution fees paid to the Distributor for the year ended August 31, 2002, were as follows:

                                                                             DISTRIBUTOR'S
                                                           DISTRIBUTOR'S         AGGREGATE
                                                               AGGREGATE      UNREIMBURSED
                                                            UNREIMBURSED     EXPENSES AS %
                         TOTAL PAYMENTS  AMOUNT RETAINED        EXPENSES     OF NET ASSETS
                             UNDER PLAN   BY DISTRIBUTOR      UNDER PLAN          OF CLASS
--------------------------------------------------------------------------------------------

 Class B Plan              $46,128,366       $35,752,400      $73,751,303          2.10%
 Class C Plan               14,335,613         1,548,143       23,950,792          2.00
 Class N Plan                  140,215           136,964          958,649          2.21

39 OPPENHEIMER MAIN STREET(R) GROWTH & INCOME FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 5. FOREIGN CURRENCY CONTRACTS

 A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

    The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of
 Assets and Liabilities as a receivable or payable and in the Statement of
 Operations with the change in unrealized appreciation or depreciation.

    The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

 As of August 31, 2002, the Fund had outstanding foreign currency contracts as follows:

                           EXPIRATION           CONTRACT     VALUATION AS OF        UNREALIZED      UNREALIZED
 CONTRACT DESCRIPTION            DATE      AMOUNT (000S)     AUGUST 31, 2002      APPRECIATION    DEPRECIATION
---------------------------------------------------------------------------------------------------------------

 Contracts to Sell
 Canadian Dollar [CAD]          9/3/02          5,137CAD        $ 3,292,496        $ 1,327          $ 3,611

--------------------------------------------------------------------------------
 6. ILLIQUID SECURITIES

 As of August 31, 2002, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The
 Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of August
 31, 2002 was $1,258,400, which represents 0.01% of the Fund's net assets.
--------------------------------------------------------------------------------
 7. BANK BORROWINGS

 The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively.
 Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable within 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of
 0.08% per annum.

     The Fund had no borrowings outstanding during the year ended or at August
31, 2002.

INFORMATION AND SERVICES

For More Information on Oppenheimer Main Street(R)Growth  Income Fund.
The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION. This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual
Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information
You can request the Statement of Additional Information, the Annual and
Semi-Annual Reports, the notice explaining the Fund's privacy policy and other information about the Fund or your account:

------------------------------------------------------------------------------
By Telephone:                 Call OppenheimerFunds Services toll-free:
                              1.800.CALL.OPP (225.5677)
------------------------------------------------------------------------------
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By Mail:                      Write to:
                              OppenheimerFunds Services
                              P.O. Box 5270
                              Denver, Colorado 80217-5270
------------------------------------------------------------------------------
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On the Internet:              You can send us a request by e-mail or read or
                              down-load documents on the OppenheimerFunds
                              website: WWW.OPPENHEIMERFUNDS.COM
                                       ------------------------
------------------------------------------------------------------------------

Information about the Fund including the Statement of Additional Information can be reviewed and copied at the SEC's Public Reference Room in Washington,
D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.942.8090.  Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet website at WWW.SEC.GOV. Copies may be obtained after payment of a duplicating
           -----------
fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.
No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this
Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's shares are distributed by:                [logo]   OppenheimerFunds
Distributor, Inc.
The Fund's SEC File No. 811-5360
PR0700.001.1002
Printed on recycled paper

                        APPENDIX TO THE PROSPECTUS OF
                OPPENHEIMER MAIN STREET(R)GROWTH  INCOME FUND

      Graphic material included in the Prospectus of Oppenheimer Main Street
Growth  Income Fund ("the Fund") "Annual Total Returns (Class A)(% as of
12/31 each year)":

      A bar chart will be included in the Prospectus of the Fund depicting the annual total returns of a hypothetical investment in Class A shares of the Fund for each of the ten most recent calendar years, without deducting sales charges. Set forth below are the relevant data points that will appear in the bar chart:

--------------------------------------------------------------------
Calendar Year Ended:             Annual Total Returns
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/92                         31.08%
--------------------------------------------------------------------
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12/31/93                         35.38%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/94                         -1.53%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/95                         30.77%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/96                         15.70%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/97                         26.59%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/98                         25.19%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/99                         17.12%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/00                         - 7.94%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/01                         -10.46%
--------------------------------------------------------------------

                OPPENHEIMER MAIN STREET GROWTH  INCOME FUND(R)
                    Supplement dated April 30, 2003 to the
          Statement of Additional Information dated October 23, 2002

The Statement of Additional Information is changed as follows:

1. On February 24, 2003, the Fund's Board of Directors approved changing the name of "Oppenheimer Main Street Growth  Income Fund" to "Oppenheimer
   Main Street Fund" effective April 30, 2003.  References in the Statement of Additional Information to Oppenheimer Main Street Growth  Income Fund
   should be replaced by the new fund name Oppenheimer Main Street Fund.

2.    The section titled "Investment in Other Investment Companies" on page 7 is amended by adding the following sentence to the end of the first paragraph:

      As a non-fundamental policy, the Fund cannot invest in the securities of other registered open-end investment companies or registered unit investment trusts in reliance on sub-paragraph
      (F) or (G) of section 12(d)(1) of the Investment Company Act.

April 30, 2003                                              PX0700.013

Oppenheimer Main Street(R)Growth  Income Fund

6803 South Tucson Way, Centennial, Colorado 80112-3924
1.800.CALL.OPP (225.5677)

Statement of Additional Information dated October 23, 2002

      This Statement of Additional Information is not a prospectus.  This document contains additional information about the Fund and supplements information in the Prospectus dated October 23, 2002.  It should be read together with the Prospectus, which may be obtained by writing to the Fund's
Transfer Agent, OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado
80217, or by calling the Transfer Agent at the toll-free number shown above, or by downloading it from the OppenheimerFunds Internet website at
www.oppenheimerfunds.com.

Contents
                                                                        Page
About the Fund

About Your Account

Financial Information About the Fund

------------------------------------------------------------------------------

A B O U T  T H E  F U N D
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Additional Information About the Fund's Investment Policies and Risks

The investment objective, the principal investment policies and the main risks of the Fund are described in the Prospectus. This Statement of
Additional Information contains supplemental information about those policies and risks and the types of securities that the Fund's investment Manager,
OppenheimerFunds, Inc., can select for the Fund. Additional information is also provided about the strategies that the Fund can use to try to achieve its objective.

The Fund's Investment Policies.  The composition of the Fund's portfolio and the techniques and strategies that the Fund's Manager can use in selecting portfolio securities will vary over time.  The Fund is not required to use any of the investment techniques and strategies described below at all times in seeking its goal.  It can use some of the special investment techniques and strategies at some times or not at all.

      |X|   Investments in Equity Securities.  The Fund does not limit its investments in equity securities to issuers having a market capitalization of a specified size or range, and therefore can invest in securities of small-, mid- and large-capitalization issuers. At times, the Fund can focus its equity investments in securities of one or more capitalization ranges, based upon the Manager's judgment of where the best market opportunities are to seek the Fund's objective. At times, the market may favor or disfavor securities of issuers of a particular capitalization range.  Securities of small capitalization issuers may be subject to greater price volatility in general than securities of larger companies. Therefore, if the Fund is focusing on or has substantial investments in smaller capitalization companies at times of market volatility, the Fund's share prices may fluctuate more than that of funds focusing on larger capitalization issuers.

         |_|      Rights and Warrants.  The Fund can invest up to 10% of its total assets in warrants or rights, although the Fund does not currently intend to invest more than 5% of its total assets in warrants or rights.
Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time.  Their prices do not necessarily move parallel to the prices of the underlying securities.  Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders.  Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

         |_|   Convertible Securities. Convertible securities are debt
securities that are convertible into an issuer's common stock. Convertible securities rank senior to common stock in a corporation's capital structure and therefore are subject to less risk than common stock in case of the issuer's bankruptcy or liquidation.

      The value of a convertible security is a function of its "investment value" and its "conversion value." If the investment value exceeds the conversion value, the security will behave more like a debt security, and the security's price will likely increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the security will behave more like an equity security.  In that case, it will likely sell at a premium over its conversion value, and its price will tend to fluctuate directly with the price of the underlying security.
      While some convertible securities are a form of debt security, in many cases their conversion feature (allowing conversion into equity securities)
caused them to be regarded by the Manager more as "equity equivalents."  As a result, the rating assigned to the security has less impact on the Manager's investment decision than in the case of non-convertible fixed-income securities.

      To determine whether convertible securities should be regarded as
"equity equivalents," the Manager examines the following factors:

o     whether, at the option of the investor, the convertible security can be exchanged for a fixed number of shares of common stock of the issuer,
o     whether the issuer of the convertible securities has restated its earnings per share of common stock on a fully diluted basis
      (considering the effect of conversion of the convertible securities),
      and
o     the extent to which the convertible security may be a defensive "equity substitute," providing the ability to participate in any appreciation in the price of the issuer's common stock.

      |X|   Investments in Bonds and Other Debt Securities.  The Fund can
invest in bonds, debentures and other debt securities to seek its investment objective. Because the Fund currently emphasizes investments in equity securities, such as stocks, it is not anticipated that significant amounts of the Fund's assets will be invested in debt securities.  However, if market conditions suggest that debt securities may offer better total return opportunities than stocks, or if the Manager determines to seek a higher amount of current income to distribute to shareholders, the Manager can shift more of the Fund's investments into debt securities.

      The Fund's debt investments can include investment-grade and non-investment-grade bonds (commonly referred to as "junk bonds").
Investment-grade bonds are bonds rated at least "Baa" by Moody's Investors
Service, Inc., or at least "BBB" by Standard  Poor's Corporation or Fitch,
Inc., or that have comparable ratings by another nationally-recognized rating organization. In making investments in debt securities, the Manager can rely to some extent on the ratings of ratings organizations or it can use its own research to evaluate a security's credit-worthiness. If the securities that the Fund buys are unrated, to be considered part of the Fund's holdings of investment-grade securities, they must be judged by the Manager to be of comparable quality to bonds rated as investment grade by a rating organization.

|_|   U.S. Government Securities.  The Fund can buy securities issued or guaranteed by the U.S. government or its agencies and instrumentalities.
Securities issued by the U.S. Treasury are backed by the full faith and credit of the U.S. government and are subject to very little credit risk.
Obligations of U.S. government agencies or instrumentalities (including mortgage-backed securities) may or may not be guaranteed or supported by the
"full faith and credit" of the United States.  Some are backed by the right of the issuer to borrow from the U.S. Treasury; others, by discretionary authority of the U.S. government to purchase the agencies' obligations; while others are supported only by the credit of the instrumentality.  If a security is not backed by the full faith and credit of the United States, the owner of the security must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the
United States in the event that the agency or instrumentality does not meet its commitment.  The Fund will invest in securities of U.S. government agencies and instrumentalities only when the Manager is satisfied that the credit risk with respect to the agency or instrumentality is minimal.

         |_|      Special Risks of Lower-Grade Securities.  While it is not
anticipated that the Fund will invest a substantial portion of its assets in debt securities, the Fund can do so to seek current income. Because lower-rated securities tend to offer higher yields than investment grade securities, the Fund can invest in lower grade securities if the Manager is trying to achieve greater income (and, in some cases, the appreciation possibilities of lower-grade securities may be a reason they are selected for the Fund's portfolio).

      The Fund can invest up to 25% of its total assets in "lower grade" debt securities. However, the Fund does not currently intend to invest more that
10% of its total assets in lower grade debt securities.  "Lower-grade" debt securities are those rated below "investment grade" which means they have a rating lower than "Baa" by Moody's or lower than "BBB" by Standard  Poor's or Fitch, Inc., or similar ratings by other rating organizations. If they are unrated, and are determined by the Manager to be of comparable quality to debt securities rated below investment grade, they are included in the limitation on the percentage of the Fund's assets that can be invested in lower-grade securities.  The Fund can invest in securities rated as low as
"C" or "D" or which may be in default at the time the Fund buys them.

      Some of the special credit risks of lower-grade securities are discussed in the Prospectus. There is a greater risk that the issuer may default on its obligation to pay interest or to repay principal than in the case of investment grade securities. The issuer's low creditworthiness may increase the potential for its insolvency. An overall decline in values in the high yield bond market is also more likely during a period of a general economic downturn. An economic downturn or an increase in interest rates could severely disrupt the market for high yield bonds, adversely affecting the values of outstanding bonds as well as the ability of issuers to pay interest or repay principal. In the case of foreign high yield bonds, these risks are in addition to the special risk of foreign investing discussed in the Prospectus and in this Statement of Additional Information.

      However, the Fund's limitations on buying these investments can reduce the effect of those risks to the Fund, as will the Fund's policy of diversifying its investments. Additionally, to the extent they can be converted into stock, convertible securities may be less subject to some of these risks than non-convertible high yield bonds, since stock may be more liquid and less affected by some of these risk factors.  The Fund may not invest more than 10% of its total assets in lower-grade debt securities that are not convertible.

      While securities rated "Baa" by Moody's or "BBB" by Standard  Poor's or Fitch, Inc. are investment grade and are not regarded as junk bonds, those securities may be subject to special risks, and have some speculative characteristics.  Definitions of the debt security ratings categories of
Moody's, SP, and Fitch, Inc. are included in Appendix A to this Statement of
Additional Information.

      |X|   Foreign Securities.  The Fund can purchase equity and debt securities issued or guaranteed by foreign companies or foreign governments or their agencies.  "Foreign securities" include equity and debt securities of companies organized under the laws of countries other than the United States and debt securities of foreign governments. They may be traded on foreign securities exchanges or in the foreign over-the-counter markets.

      Securities of foreign issuers that are represented by American
Depository Receipts or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are not considered "foreign securities" for the purpose of the Fund's investment allocations. That is because they are not subject to many of the special considerations and risks, discussed below, that apply to foreign securities traded and held abroad.

      Investing in foreign securities offers potential benefits not available from investing solely in securities of domestic issuers. They include the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the U.S., or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that do not move in a manner parallel to U.S. markets. The Fund will hold foreign currency only in connection with the purchase or sale of foreign securities.

|_|   Risks of Foreign Investing.  Investments in foreign securities may offer special opportunities for investing but also present special additional risks and considerations not typically
            associated with investments in domestic securities. Some of these additional risks are:

o     reduction of income by foreign taxes;
o     fluctuation in value of foreign investments due to changes in currency rates or currency control regulations (for example, currency blockage);
o     transaction charges for currency exchange;
o     lack of public information about foreign issuers;
o     lack of uniform accounting, auditing and financial reporting standards in foreign countries comparable to those applicable to domestic issuers;
o     less volume on foreign exchanges than on U.S. exchanges;
o     greater volatility and less liquidity on foreign markets than in the
            U.S.;
o     less governmental regulation of foreign issuers, stock exchanges and brokers than in the U.S.;
o     greater difficulties in commencing lawsuits;
o     higher brokerage commission rates than in the U.S.;
o     increased risks of delays in settlement of portfolio transactions or loss of certificates for portfolio securities;
o     possibilities in some countries of expropriation, confiscatory taxation, political, financial or social instability or adverse diplomatic developments; and
o     unfavorable differences between the U.S. economy and foreign economies.

      In the past, U.S. government policies have discouraged certain investments abroad by U.S. investors, through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

      |X|   Portfolio Turnover.  "Portfolio turnover" describes the rate at which the Fund traded its portfolio securities during its previous fiscal year.  For example, if a fund sold all of its securities during the year, its portfolio turnover rate would have been 100%. The Fund's portfolio turnover rate will fluctuate from year to year, and the Fund can have a portfolio turnover rate of 100% or more. Increased portfolio turnover creates higher brokerage and transaction costs for the Fund, which may reduce its overall performance. Additionally, the realization of capital gains from selling portfolio securities may result in distributions of taxable long-term capital gains to shareholders, since the Fund will normally distribute all of its capital gains realized each year, to avoid excise taxes under the Internal
Revenue Code. The Financial Highlights table at the end of the Prospectus shows the Fund's portfolio turnover rates during prior fiscal years.

Other Investment Techniques and Strategies.  In seeking its objective, the
Fund can from time to time use the types of investment strategies described below.  It is not required to use all of these strategies at all times and may, at times, not use any of them.

      |X|   Investing in Small, Unseasoned Companies.  The Fund can invest in securities of small, unseasoned companies.  These are companies that have been in operation for less than three years, including the operations of any predecessors.  Securities of these companies may be subject to volatility in their prices. They may have a limited trading market, which may adversely affect the Fund's ability to dispose of them and can reduce the price the
Fund might be able to obtain for them. Other investors that own a security issued by a small, unseasoned issuer for which there is limited liquidity might trade the security when the Fund is attempting to dispose of its holdings of that security. In that case the Fund might receive a lower price for its holdings than might otherwise be obtained. The Fund currently intends to invest no more than 5% of its net assets in securities of small, unseasoned issuers.

      |X|   When-Issued and Delayed-Delivery Transactions.  The Fund can
invest in securities on a "when-issued" basis and can purchase or sell securities on a "delayed-delivery" basis.  When-issued and delayed-delivery are terms that refer to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery.

      When such transactions are negotiated, the price (which is generally expressed in yield terms) is fixed at the time the commitment is made.
Delivery and payment for the securities take place at a later date.  The securities are subject to change in value from market fluctuations during the period until settlement. The value at delivery may be less than the purchase price. For example, changes in interest rates in a direction other than that expected by the Manager before settlement will affect the value of such securities and may cause a loss to the Fund. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund from the investment.

      The Fund will engage in when-issued transactions to secure what the
Manager considers to be an advantageous price and yield at the time of entering into the obligation. When the Fund enters into a when-issued or delayed-delivery transaction, it relies on the other party to complete the transaction.  Its failure to do so may cause the Fund to lose the opportunity to obtain the security at a price and yield the Manager considers to be advantageous.

      When the Fund engages in when-issued and delayed-delivery transactions, it does so for the purpose of acquiring or selling securities consistent with its investment objective and policies or for delivery pursuant to options contracts it has entered into, and not for the purpose of investment leverage. Although the Fund will enter into delayed-delivery or when-issued purchase transactions to acquire securities, it can dispose of a commitment prior to settlement. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to delivery or receive against a forward commitment, it may incur a gain or loss.
      At the time the Fund makes the commitment to purchase or sell a security on a when-issued or delayed-delivery basis, it records the transaction on its books and reflects the value of the security purchased in determining the Fund's net asset value.  In a sale transaction, it records the proceeds to be received. The Fund will identify on its books liquid securities of any type at least equal in value to the value of the Fund's purchase commitments until the Fund pays for the investment.

      When issued and delayed-delivery transactions can be used by the Fund as a defensive technique to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, the Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices. In periods of falling interest rates and rising prices, the Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or delayed-delivery basis to obtain the benefit of currently higher cash yields.

Investment in Other Investment Companies. The Fund can also invest in the securities of other investment companies, which can include open-end funds, closed-end funds and unit investment trusts, subject to the limits set forth in the Investment Company Act of 1940 (the "Investment Company Act") that apply to those types of investments.  For example, the Fund can invest in
Exchange-Traded Funds, which are typically open-end funds or unit investment trusts, listed on a stock exchange.  The Fund might do so as a way of gaining exposure to the segments of the equity or fixed-income markets represented by the Exchange-Traded Funds' portfolio, at times when the Fund may not be able to buy those portfolio securities directly.

      Investing in another investment company may involve the payment of substantial premiums above the value of such investment company's portfolio securities and is subject to limitations under the Investment Company Act.
The Fund does not intend to invest in other investment companies unless the
Manager believes that the potential benefits of the investment justify the payment of any premiums or sales charges.  As a shareholder of an investment company, the Fund would be subject to its ratable share of that investment company's expenses, including its advisory and administration expenses.  The
Fund does not anticipate investing a substantial amount of its net assets in shares of other investment companies.

      |X|   Repurchase Agreements.  The Fund can acquire securities subject to repurchase agreements. It may do so for liquidity purposes to meet anticipated redemptions of Fund shares, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities transactions.

      In a repurchase transaction, the Fund buys a security from, and simultaneously resells it to, an approved vendor for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved vendors include
U.S. commercial banks, U.S. branches of foreign banks, or broker-dealers that have been designated as primary dealers in government securities. They must meet credit requirements set by the Manager from time to time.

      The majority of these transactions run from day to day, and delivery pursuant to the resale typically occurs within one to five days of the purchase. Repurchase agreements having a maturity beyond seven days are subject to the Fund's limits on holding illiquid investments. The Fund will not enter into a repurchase agreement that causes more than 10% of its net assets to be subject to repurchase agreements having a maturity beyond seven days. There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements having maturities of seven days or less.

      Repurchase agreements, considered "loans" under the Investment Company
Act, are collateralized by the underlying security.  The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.  The Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

      Pursuant to an Exemptive Order issued by the Securities and Exchange
Commission, the Fund, along with other affiliated entities managed by the
Manager, may transfer uninvested cash balances into one or more joint repurchase accounts.  These balances are invested in one or more repurchase agreements, secured by U.S. government securities.  Securities that are pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature.  Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

      |X|   Illiquid and Restricted Securities.  To enable the Fund to sell its holdings of a restricted security not registered under the Securities Act of 1933, the Fund may have to cause those securities to be registered.  The expenses of registering restricted securities may be negotiated by the Fund with the issuer at the time the Fund buys the securities. When the Fund must arrange registration because the Fund wishes to sell the security, a considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund could sell it. The Fund would bear the risks of any downward price fluctuation during that period.

      The Fund can also acquire restricted securities through private placements. Those securities have contractual restrictions on their public resale. Those restrictions might limit the Fund's ability to dispose of the securities and might lower the amount the Fund could realize upon the sale.

      The Fund has limitations that apply to purchases of restricted securities, as stated in the Prospectus. Those percentage restrictions do not limit purchases of restricted securities that are eligible for sale to qualified institutional purchasers under Rule 144A of the Securities Act of
1933, if those securities have been determined to be liquid by the Manager under Board-approved guidelines. Those guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors.  If there is a lack of trading interest in a particular Rule 144A security, the Fund's holdings of that security may be considered to be illiquid.

      Illiquid securities include repurchase agreements maturing in more than seven days and participation interests that do not have puts exercisable within seven days.
      |X|   Loans of Portfolio Securities.  The Fund can lend its portfolio securities to certain types of eligible borrowers approved by the Board of
Directors. It may do so to try to provide income or to raise cash for liquidity purposes. These loans are limited to not more than 25% of the value of the Fund's total assets.  There are some risks in connection with securities lending. The Fund might experience a delay in receiving additional collateral to secure a loan, or a delay in recovery of the loaned securities.
The Fund presently does not intend to engage in loans of securities in the coming year.

      The Fund must receive collateral for a loan. Under current applicable regulatory requirements (which are subject to change), on each business day the loan collateral must be at least equal to the value of the loaned securities. It must consist of cash, bank letters of credit, securities of the U.S. government or its agencies or instrumentalities, or other cash equivalents in which the Fund is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter.  The terms of the letter of credit and the issuing bank both must be satisfactory to the Fund.

      When it lends securities, the Fund receives amounts equal to the dividends or interest on loaned securities. It also receives one or more of
(a) negotiated loan fees, (b) interest on securities used as collateral, and
(c) interest on any short-term debt securities purchased with such loan collateral. Either type of interest may be shared with the borrower.  The
Fund can also pay reasonable finder's, custodian bank and administrative fees in connection with these loans.  The terms of the Fund's loans must meet applicable tests under the Internal Revenue Code and must permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter

      |X|   Derivatives.  The Fund can invest in a variety of derivative investments to seek income or for hedging purposes. Some derivative investments the Fund can use are the hedging instruments described below in this Statement of Additional Information.

      Other derivative investments the Fund can invest in include
"index-linked" notes. Principal and/or interest payments on these notes depend on the performance of an underlying index. Currency-indexed securities are another derivative the Fund can use. Typically these are short-term or intermediate-term debt securities.  Their value at maturity or the rates at which they pay income are determined by the change in value of the U.S.
dollar against one or more foreign currencies or an index.  In some cases, these securities may pay an amount at maturity based on a multiple of the amount of the relative currency movements.  This type of index security offers the potential for increased income or principal payments but at a greater risk of loss than a typical debt security of the same maturity and credit quality.

      Other derivative investments the Fund can use include debt exchangeable for common stock of an issuer or "equity-linked debt securities" of an issuer.  At maturity, the debt security is exchanged for common stock of the issuer or it is payable in an amount based on the price of the issuer's common stock at the time of maturity.  Both alternatives present a risk that the amount payable at maturity will be less than the principal amount of the debt because the price of the issuer's common stock might not be as high as the Manager expected.

      |X|   Hedging.  The Fund can use hedging to attempt to protect against declines in the market value of the Fund's portfolio, to permit the Fund to retain unrealized gains in the value of portfolio securities which have appreciated, or to facilitate selling securities for investment reasons. To do so, the Fund could:

      o  sell futures contracts,
      o  buy puts on such futures or on securities, or
      o  write covered calls on securities or futures.  Covered calls can also be used to increase the Fund's income, but the Manager does not expect to engage extensively in that practice.

      The Fund can use hedging to establish a position in the securities market as a temporary substitute for purchasing particular securities. In that case, the Fund would normally seek to purchase the securities and then terminate that hedging position. The Fund might also use this type of hedge to attempt to protect against the possibility that its portfolio securities would not be fully included in a rise in value of the market. To do so the
Fund could:

      o  buy futures, or
      o  buy calls on such futures or on securities.

      The Fund is not obligated to use hedging instruments, even though it is permitted to use them in the Manager's discretion, as described below.  The
Fund's strategy of hedging with futures and options on futures will be incidental to the Fund's activities in the underlying cash market.  The particular hedging instruments the Fund can use are described below.  The
Fund can employ new hedging instruments and strategies when they are developed, if those investment methods are consistent with the Fund's investment objective and are permissible under applicable regulations governing the Fund.

         |_|      Futures.  The Fund can buy and sell futures contracts that relate to (1) broadly-based stock indices ("stock index futures") (2) debt securities (these are referred to as "interest rate futures"), (3) other broadly-based securities indices (these are referred to as "financial futures"), (4) foreign currencies (these are referred to as "forward contracts"), or (5) commodities (these are referred to as "commodity futures").

      A broadly-based stock index is used as the basis for trading stock index futures. They may in some cases be based on stocks of issuers in a particular industry or group of industries. A stock index assigns relative values to the common stocks included in the index and its value fluctuates in response to the changes in value of the underlying stocks. A stock index cannot be purchased or sold directly.  Financial futures are similar contracts based on the future value of
the basket of securities that comprise the index. These contracts obligate the seller to deliver, and the purchaser to take, cash to settle the futures transaction. There is no delivery made of the underlying securities to settle the futures obligation. Either party may also settle the transaction by entering into an offsetting contract.

      An interest rate future obligates the seller to deliver (and the purchaser to take) cash or a specified type of debt security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position.

      The Fund can invest a portion of its assets in commodity futures contracts. Commodity futures may be based upon commodities within five main commodity groups: (1) energy, which includes crude oil, natural gas, gasoline and heating oil; (2) livestock, which includes cattle and hogs; (3)
agriculture, which includes wheat, corn, soybeans, cotton, coffee, sugar and cocoa; (4) industrial metals, which includes aluminum, copper, lead, nickel, tin and zinc; and (5) precious metals, which includes gold, platinum and silver.  The Fund can purchase and sell commodity futures contracts, options on futures contracts and options and futures on commodity indices with respect to these five main commodity groups and the individual commodities within each group, as well as other types of commodities.

      No money is paid or received by the Fund on the purchase or sale of a future.  Upon entering into a futures transaction, the Fund will be required to deposit an initial margin payment with the futures commission merchant
(the "futures broker").  Initial margin payments will be deposited with the
Fund's custodian bank in an account registered in the futures broker's name.
However, the futures broker can gain access to that account only under specified conditions.  As the future is marked to market (that is, its value on the Fund's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker daily.

      At any time prior to expiration of the future, the Fund can elect to close out its position by taking an opposite position, at which time a final determination of variation margin is made and any additional cash must be paid by or released to the Fund.  Any loss or gain on the future is then realized by the Fund for tax purposes.  All futures transactions, except forward contracts, are effected through a clearinghouse associated with the exchange on which the contracts are traded.

      |_|   Put and Call Options.  The Fund can buy and sell certain kinds of put options
("puts") and call options ("calls"). The Fund can buy and sell exchange-traded and over-the-counter put and call options, including index options, securities options, currency options, commodities options, and options on the other types of futures described above.

o     Writing Covered Call Options.  The Fund can write (that is, sell)
               covered
calls. If the Fund sells a call option, it must be covered.  That means the
Fund must own the security subject to the call while the call is outstanding, or, for certain types of calls, the call can be covered by identifying liquid assets on the Fund's books to enable the Fund to satisfy its obligations if the call is exercised.  Up to 25% of the Fund's total assets can be subject to calls the Fund writes.

      When the Fund writes a call on a security, it receives cash (a premium). The Fund agrees to sell the underlying security to a purchaser of a corresponding call on the same security during the call period at a fixed exercise price regardless of market price changes during the call period. The call period is usually not more than nine months. The exercise price may differ from the market price of the underlying security.  The Fund has the risk of loss that the price of the underlying security may decline during the call period. That risk may be offset to some extent by the premium the Fund receives. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium and the investment.

      When the Fund writes a call on an index, it receives cash (a premium).
If the buyer of the call exercises it, the Fund will pay an amount of cash equal to the difference between the closing price of the call and the exercise price, multiplied by a specified multiple that determines the total value of the call for each point of difference.  If the value of the underlying investment does not rise above the call price, it is likely that the call will lapse without being exercised.  In that case the Fund would keep the cash premium.

      The Fund's custodian bank, or a securities depository acting for the custodian bank, will act as the Fund's escrow agent, through the facilities of the Options Clearing Corporation ("OCC"), as to the investments on which the Fund has written calls traded on exchanges or as to other acceptable escrow securities. In that way, no margin will be required for such transactions.  OCC will release the securities on the expiration of the option or when the Fund enters into a closing transaction.

      When the Fund writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary U.S. government securities dealer which will establish a formula price at which the Fund will have the absolute right to repurchase that OTC option.  The formula price will generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security
(that is, the option is "in the money").  When the Fund writes an OTC option, it will treat as illiquid (for purposes of its restriction on holding illiquid securities) the mark-to-market value of any OTC option it holds, unless the option is subject to a buy-back agreement by the executing
broker.   To terminate its obligation on a call it has written, the Fund can purchase a corresponding call in a "closing purchase transaction."  The Fund will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the Fund wrote is more or less than the price of the call the Fund purchases to close out the transaction.  The Fund may realize a profit if the call expires unexercised, because the Fund will retain the underlying security and the premium it received when it wrote the call.  Any such profits are considered short-term capital gains for federal income tax purposes, as are the premiums on lapsed calls. When distributed by the Fund they are taxable as ordinary income.  If the Fund cannot effect a closing purchase transaction due to the lack of a market, it will have to hold the callable securities until the call expires or is exercised.

      The Fund can also write calls on a futures contract without owning the futures contract or securities deliverable under the contract. To do so, at the time the call is written, the Fund must cover the call by identifying an equivalent dollar amount of liquid assets on the Fund's books.  The Fund will identify additional liquid assets on its books if the value of the segregated assets

drops below 100% of the current value of the future.  Because of this segregation requirement, in no circumstances would the Fund's receipt of an exercise notice as to that future require the Fund to deliver a futures contract. It would simply put the Fund in a short futures position, which is permitted by the Fund's hedging policies.

o     Writing Put Options.  The Fund can sell put options. A put option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period.  The Fund will not write puts if, as a result, more than 25%
of the Fund's total assets would be required to be segregated to cover such put options.
      If the Fund writes a put, the put must be covered by liquid assets identified on the Fund's books.  The premium the Fund receives from writing a put represents a profit, as long as the price of the underlying investment remains equal to or above the exercise price of the put.  However, the Fund also assumes the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even if the value of the investment falls below the exercise price.  If a put the Fund has written expires unexercised, the Fund realizes a gain in the amount of the premium less the transaction costs incurred.  If the put is exercised, the
Fund must fulfill its obligation to purchase the underlying investment at the exercise price. That price will usually exceed the market value of the investment at that time.  In that case, the Fund may incur a loss if it sells the underlying investment. That loss will be equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs the Fund incurred.

      When writing a put option on a security, to secure its obligation to pay for the underlying security the Fund will deposit in escrow liquid assets with a value equal to or greater than the exercise price of the underlying securities.  The Fund therefore forgoes the opportunity of investing the segregated assets or writing calls against those assets.

      As long as the Fund's obligation as the put writer continues, it may be assigned an exercise notice by the broker-dealer through which the put was sold. That notice will require the Fund to take delivery of the underlying security and pay the exercise price.  The Fund has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put.  That obligation terminates upon expiration of the put. It may also terminate if, before it receives an exercise notice, the
Fund effects a closing purchase transaction by purchasing a put of the same series as it sold.  Once the Fund has been assigned an exercise notice, it cannot effect a closing purchase transaction.

      The Fund can decide to effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent the underlying security from being put. Effecting a closing purchase transaction will also permit the Fund to write another put option on the security, or to sell the security and use the proceeds from the sale for other investments.
The Fund will realize a profit or loss from a closing purchase transaction depending on whether the cost of the transaction is less or more than the premium received from writing the put option.  Any profits from writing puts are considered short-term capital gains for federal tax purposes, and when distributed by the Fund, are taxable as ordinary income.

o     Purchasing Calls and Puts.  The Fund can purchase calls to protect against
the possibility that the Fund's portfolio will not participate in an anticipated rise in the securities market. When the Fund buys a call (other than in a closing purchase transaction), it pays a premium. The Fund then has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price.  The Fund benefits only if it sells the call at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid for the call and the Fund exercises the call.  If the Fund does not exercise the call or sell it (whether or not at a profit), the call will become worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to purchase the underlying investment.
      The Fund can buy puts whether or not it holds the underlying investment in its portfolio. When the Fund purchases a put, it pays a premium and, except as to puts on indices, has the right to sell the underlying investment to a seller of a put on a corresponding investment during the put period at a fixed exercise price.  Buying a put on securities or futures the Fund owns enables the Fund to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put.  If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to sell the underlying investment. However, the Fund can sell the put prior to its expiration. That sale may or may not be at a profit.

      Buying a put on an investment the Fund does not own (such as an index or future) permits the Fund to resell the put or to buy the underlying investment and sell it at the exercise price. The resale price will vary inversely to the price of the underlying investment. If the market price of the underlying investment is above the exercise price and, as a result, the put is not exercised, the put will become worthless on its expiration date.

      When the Fund purchases a call or put on an index or future, it pays a premium, but settlement is in cash rather than by delivery of the underlying investment to the Fund.  Gain or loss depends on changes in the index in question (and thus on price movements in the securities market generally)
rather than on price movements in individual securities or futures contracts.

      The Fund can buy a call or put only if, after the purchase, the value of all call and put options held by the Fund will not exceed 5% of the Fund's total assets.

      |_|   Buying and Selling Options on Foreign Currencies.  The Fund can
buy and sell calls and puts on foreign currencies.  They include puts and calls that trade on a securities or commodities exchange or in the over-the-counter markets or are quoted by major recognized dealers in such options.  The Fund could use these calls and puts to try to protect against declines in the dollar value of foreign securities and increases in the dollar cost of foreign securities the Fund wants to acquire.

      If the Manager anticipates a rise in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of those securities may be partially
offset by purchasing calls or writing puts on that foreign currency.  If the
Manager anticipates a decline in the dollar value of a foreign currency, the decline in the dollar value of portfolio securities denominated in that currency might be partially offset by writing calls or purchasing puts on that foreign currency. However, the currency rates could fluctuate in a direction adverse to the Fund's position. The Fund will then have incurred option premium payments and transaction costs without a corresponding benefit.

      A call the Fund writes on a foreign currency is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or it can do so for additional cash consideration held in a segregated account by its custodian bank) upon conversion or exchange of other foreign currency held in its portfolio.

      The Fund could write a call on a foreign currency to provide a hedge against a decline in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option. That decline might be one that occurs due to an expected adverse change in the exchange rate.  This is known as a
"cross-hedging" strategy.  In those circumstances, the Fund covers the option by maintaining cash, U.S. government securities or other liquid, high-grade debt securities in an amount equal to the exercise price of the option, in a segregated account with the Fund's custodian bank.

         |_|      Risks of Hedging with Options and Futures.  The use of
hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management.  If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the
Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments.

      The Fund's option activities could affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by the Fund might cause the Fund to sell related portfolio securities, thus increasing its turnover rate.  The exercise by the Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover.  Although the decision whether to exercise a put it holds is within the Fund's control, holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put.

      The Fund could pay a brokerage commission each time it buys a call or put, sells a call or put, or buys or sells an underlying investment in connection with the exercise of a call or put.  Those commissions could be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments.  Premiums paid for options are small in relation to the market value of the underlying investments. Consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investment.

      If a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price. It will not be able to realize any profit if the investment has increased in value above the call price.

      An option position may be closed out only on a market that provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option.  The
Fund might experience losses if it could not close out a position because of an illiquid market for the future or option.

      There is a risk in using short hedging by selling futures or purchasing puts on broadly-based indices or futures to attempt to protect against declines in the value of the Fund's portfolio securities. The risk is that the prices of the futures or the applicable index will correlate imperfectly with the behavior of the cash prices of the Fund's securities.  For example, it is possible that while the Fund has used hedging instruments in a short hedge, the market might advance and the value of the securities held in the
Fund's portfolio might decline. If that occurred, the Fund would lose money on the hedging instruments and also experience a decline in the value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

      The risk of imperfect correlation increases as the composition of the
Fund's portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of the portfolio securities being hedged and movements in the price of the hedging instruments, the Fund might use hedging instruments in a greater dollar amount than the dollar amount of portfolio securities being hedged. It might do so if the historical volatility of the prices of the portfolio securities being hedged is more than the historical volatility of the applicable index.

      The ordinary spreads between prices in the cash and futures markets are subject to distortions, due to differences in the nature of those markets.
First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets.  Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery.  To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion.
Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities markets.  Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

      The Fund can use hedging instruments to establish a position in the securities markets as a temporary substitute for the purchase of individual securities (long hedging) by buying futures and/or calls on such futures, broadly-based indices or on securities. It is possible that when the Fund does so the market might decline.  If the Fund then concludes not to invest in securities because of concerns that the market might decline further or for other reasons, the Fund will realize a loss on the hedging instruments that is not offset by a reduction in the price of the securities purchased.

         |_|      Forward Contracts.  Forward contracts are foreign currency exchange contracts.  They are used to buy or sell foreign currency for future delivery at a fixed price.  The Fund uses them to "lock in" the U.S. dollar price of a security denominated in a foreign currency that the Fund has bought or sold, or to protect against possible losses from changes in the relative values of the U.S. dollar and a foreign currency.  The Fund limits its exposure in foreign currency exchange contracts in a particular foreign currency to the amount of its assets denominated in that currency or a closely-correlated currency.  The Fund can also use "cross-hedging" where the
Fund hedges against changes in currencies other than the currency in which a security it holds is denominated.

      Under a forward contract, one party agrees to purchase, and another party agrees to sell, a specific currency at a future date. That date may be any fixed number of days from the date of the contract agreed upon by the parties. The transaction price is set at the time the contract is entered into.  These contracts are traded in the inter-bank market conducted directly among currency traders (usually large commercial banks) and their customers.

      The Fund can use forward contracts to protect against uncertainty in the level of future exchange rates.  The use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward contracts may reduce the risk of loss from a decline in the value of the hedged currency, at the same time they limit any potential gain if the value of the hedged currency increases.

      When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when it anticipates receiving dividend payments in a foreign currency, the Fund might desire to "lock-in"
the U.S. dollar price of the security or the U.S. dollar equivalent of the dividend payments.  To do so, the Fund might enter into a forward contract for the purchase or sale of the amount of foreign currency involved in the underlying transaction, in a fixed amount of U.S. dollars per unit of the foreign currency. This is called a "transaction hedge." The transaction hedge will protect the Fund against a loss from an adverse change in the currency exchange rates during the period between the date on which the security is purchased or sold or on which the payment is declared, and the date on which the payments are made or received.

      The Fund could also use forward contracts to lock in the U.S. dollar value of portfolio positions. This is called a "position hedge."  When the
Fund believes that foreign currency might suffer a substantial decline against the U.S. dollar, it could enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the
Fund's portfolio securities denominated in that foreign currency.  When the
Fund believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it could enter into a forward contract to buy that foreign currency for a fixed dollar amount.  Alternatively, the Fund could enter into a forward contract to sell a different foreign currency for a fixed U.S.
dollar amount if the Fund believes that the U.S. dollar value of the foreign currency to be sold pursuant to its forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Fund are denominated. That is referred to as a "cross hedge."

      The Fund will cover its short positions in these cases by identifying to its custodian bank assets having a value equal to the aggregate amount of the Fund's commitment under forward contracts.  The Fund will not enter into forward contracts or maintain a net exposure to such contracts if the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency or another currency that is the subject of the hedge.  However, to avoid excess transactions and transaction costs, the Fund can maintain a net exposure to forward contracts in excess of the value of the Fund's portfolio securities or other assets denominated in foreign currencies if the excess amount is "covered" by liquid securities denominated in any currency. The cover must be at least equal at all times to the amount of that excess.  As one alternative, the Fund can purchase a call option permitting the Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract price.  As another alternative, the Fund can purchase a put option permitting the Fund to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the forward contact price.

      The precise matching of the amounts under forward contracts and the value of the securities involved generally will not be possible because the future value of securities denominated in foreign currencies will change as a consequence of market movements between the date the forward contract is entered into and the date it is sold.  In some cases the Manager might decide to sell the security and deliver foreign currency to settle the original purchase obligation. If the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver, the Fund might have to purchase additional foreign currency on the "spot" (that is, cash)
market to settle the security trade. If the market value of the security instead exceeds the amount of foreign currency the Fund is obligated to deliver to settle the trade, the Fund might have to sell on the spot market some of the foreign currency received upon the sale of the security. There will be additional transaction costs on the spot market in those cases.

      The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.  Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and to pay additional transactions costs.
The use of forward contracts in this manner might reduce the Fund's performance if there are unanticipated changes in currency prices to a greater degree than if the Fund had not entered into such contracts.

      At or before the maturity of a forward contract requiring the Fund to sell a currency, the Fund might sell a portfolio security and use the sale proceeds to make delivery of the currency. In the alternative the Fund might retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract.  Under that contract the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver.  Similarly, the Fund might close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract.  The Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance. The gain or loss will depend on the extent to which the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.

      The costs to the Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no brokerage fees or commissions are involved.  Because these contracts are not traded on an exchange, the
Fund must evaluate the credit and performance risk of the counterparty under each forward contract.

      Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S.
dollars on a daily basis.  The Fund can convert foreign currency from time to time, and will incur costs in doing so. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies.  Thus, a dealer might offer to sell a foreign currency to the
Fund at one rate, while offering a lesser rate of exchange if the Fund desires to resell that currency to the dealer.

         |_|      Interest Rate Swap Transactions.  The Fund can enter into
interest rate swap agreements. In an interest rate swap, the Fund and another party exchange their right to receive or their obligation to pay interest on a security.  For example, they might swap the right to receive floating rate payments for fixed rate payments.  The Fund can enter into swaps only on securities that it owns.  The Fund will not enter into swaps with respect to more than 25% of its total assets.  Also, the Fund will identify liquid assets on its books (such as cash or U.S. government securities) to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed.

      Swap agreements entail both interest rate risk and credit risk.  There is a risk that, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will be greater than the payments it received.  Credit risk arises from the possibility that the counterparty will default.  If the counterparty defaults, the Fund's loss will consist of the net amount of contractual interest payments that the Fund has not yet received.  The Manager will monitor the creditworthiness of counterparties to the Fund's interest rate swap transactions on an ongoing basis.

      The Fund can enter into swap transactions with certain counterparties pursuant to master netting agreements.  A master netting agreement provides that all swaps done between the Fund and that counterparty shall be regarded as parts of an integral agreement.  If amounts are payable on a particular date in the same currency in respect of one or more swap transactions, the amount payable on that date in that currency shall be the net amount.  In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty can terminate all of the swaps with that party.  Under these agreements, if a default results in a loss to one party, the measure of that party's damages is calculated by reference to the average cost of a replacement swap for each swap. It is measured by the mark-to-market value at the time of the termination of each swap.  The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination.  The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

         |_|      Regulatory Aspects of Hedging Instruments.  When using
futures and options on futures, the Fund is required to operate within certain guidelines and restrictions with respect to the use of futures as established by the Commodities Futures Trading Commission (the "CFTC").  In
particular, the Fund is exempted from registration with the CFTC as a
"commodity pool operator" if the Fund complies with the requirements of Rule
4.5 adopted by the CFTC.  The Rule does not limit the percentage of the
Fund's assets that may be used for futures margin and related options premiums for a bona fide hedging position.  However, under the Rule, the Fund must limit its aggregate initial futures margin and related options premiums to not more than 5% of the Fund's net assets for hedging strategies that are not considered bona fide hedging
strategies under the Rule. Under the Rule, the Fund must also use short futures and options on futures solely for bona fide hedging purposes within the meaning and intent of the applicable provisions of the Commodity Exchange
Act.

      Transactions in options by the Fund are subject to limitations established by the option exchanges. The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert. Those limits apply regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers.  Thus, the number of options that the Fund can write or hold may be affected by options written or held by other entities, including other investment companies having the same advisor as the Fund (or an advisor that is an affiliate of the Fund's advisor).  The exchanges also impose position limits on futures transactions.  An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

      Under the Investment Company Act, when the Fund purchases a future, it must maintain cash or readily marketable short-term debt instruments in an amount equal to the market value of the securities underlying the future, less the margin deposit applicable to it.

         |_|      Tax Aspects of Certain Hedging Instruments. Certain foreign currency exchange contracts in which the Fund can invest are treated as
"Section 1256 contracts" under the Internal Revenue Code.  In general, gains or losses relating to Section 1256 contracts are characterized as 60%
long-term and 40% short-term capital gains or losses under the Code.
However, foreign currency gains or losses arising from Section 1256 contracts that are forward contracts generally are treated as ordinary income or loss.
In addition, Section 1256 contracts held by the Fund at the end of each taxable year are "marked-to-market," and unrealized gains or losses are treated as though they were realized.  These contracts also may be marked-to-market for purposes of determining the excise tax applicable to investment company distributions and for other purposes under rules prescribed pursuant to the Internal Revenue Code.  An election can be made by the Fund to exempt those transactions from this marked-to-market treatment.

      Certain forward contracts the Fund enters into may result in
"straddles" for federal income tax purposes.  The straddle rules may affect the character and timing of gains (or losses) recognized by the Fund on straddle positions.  Generally, a loss sustained on the disposition of a position making up a straddle is allowed only to the extent that the loss exceeds any unrecognized gain in the offsetting positions making up the straddle.  Disallowed loss is generally allowed at the point where there is no unrecognized gain in the offsetting positions making up the straddle, or the offsetting position is disposed of.

      Under the Internal Revenue Code, the following gains or losses are treated as ordinary income or loss:

(1)   gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest or other
         receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities, and
(2)   gains or losses attributable to fluctuations in the value of a foreign currency between the date of acquisition of a debt security denominated in a foreign currency or foreign currency forward contracts and the date of disposition.

      Currency gains and losses are offset against market gains and losses on each trade before determining a net "Section 988" gain or loss under the
Internal Revenue Code for that trade, which may increase or decrease the amount of the Fund's investment income available for distribution to its shareholders.

      |X|   Temporary Defensive and Interim Investments.  The Fund's
temporary defensive investments can include (i) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; (ii)
commercial paper rated in the highest category by an established rating organization; (iii) certificates of deposit or bankers' acceptances of domestic banks with assets of $1 billion or more; (iv) any of the foregoing securities that mature in one year or less (generally known as "cash equivalents"); (v) other short-term corporate debt obligations; and (vi)
repurchase agreements.

Investment Restrictions

|X|   What Are "Fundamental Policies?" Fundamental policies are those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority"

of the Fund's outstanding voting securities.  Under the Investment Company
Act, a "majority" vote is defined as the vote of the holders of the lesser of:

      o  67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
      o  more than 50% of the outstanding shares.

      The Fund's investment objective is a fundamental policy. Other policies described in the Prospectus or this Statement of Additional Information are
"fundamental" only if they are identified as such.  The Fund's Board of
Directors can change non-fundamental policies without shareholder approval.
However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this Statement of Additional
Information, as appropriate. The Fund's most significant investment policies are described in the Prospectus.

      |X|   Does the Fund Have Additional Fundamental Policies?  The
following investment restrictions are fundamental policies of the Fund.

      o  The Fund cannot concentrate investments.  That means it cannot invest 25% or more of its total assets in any industry. However, there is no limitation on investments in U.S. government securities.

o     The Fund cannot invest in commodities.  However, the Fund can buy and sell any of the hedging instruments permitted by any of its other policies.
It does not matter if the hedging instrument is considered to be a commodity or commodity contract.

      o  The Fund cannot invest in real estate or in interests in real estate.  However, the Fund can purchase securities of issuers holding real estate or interests in real estate (including securities of real estate investment trusts).

      o  The Fund cannot underwrite securities of other companies.  A permitted exception is in case it is deemed to be an underwriter under the
Securities Act of 1933 when reselling any securities held in its own portfolio.

      o  The Fund cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of the Fund are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations.  Examples of those activities include borrowing money, reverse repurchase agreements, delayed-delivery and when-issued arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

o     The Fund cannot borrow money in excess of 33 1/3% of the value of its total assets (including the amount borrowed).  The Fund may borrow only from banks and/or affiliated investment companies.  With respect to this fundamental policy, the Fund can borrow only if it maintains a 300% ratio of assets to borrowings at all times in the manner set forth in the Investment
Company Act of 1940.
o     The Fund cannot make loans except (a) through lending of securities,
(b) through the purchase of debt instruments or similar evidences of indebtedness, (c) through an interfund lending program with other affiliated funds, and (d) through repurchase agreements.

o     The Fund cannot buy securities issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities of that issuer or it would then own more than 10% of that issuer's voting securities.  This limit applies to 75% of the Fund's total assets.  The limit does not apply to securities issued by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies.

      Unless the Prospectus or this Statement of Additional Information states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment. The Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.

      For purposes of the Fund's policy not to concentrate its investments as described above, the Fund has adopted the industry classifications set forth in Appendix B to this Statement of Additional Information.  This is not a fundamental policy.

How the Fund is Managed

Organization and History.  The Fund is a "series" of Oppenheimer Main Street
Funds, Inc.  That corporation is an open-end, management investment company organized as a Maryland corporation in 1987.  The Fund is a diversified mutual fund and commenced operations on February 3, 1988.

Classes of Shares. The Directors are authorized, without shareholder approval, to create new series and classes of shares.  The Directors may reclassify unissued shares of the Fund into additional series or classes of shares.  The Directors also may divide or combine the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a shareholder in the Fund.  Shares do not have cumulative voting rights or preemptive or subscription rights.  Shares may be voted in person or by proxy at shareholder meetings.

      The Fund currently has five classes of shares: Class A, Class B, Class
C, Class N and Class Y.  All classes invest in the same investment portfolio.  Only retirement plans may purchase Class N shares. Only certain institutional investors may elect to purchase Class Y shares. Each class of shares:
o     has its own dividends and distributions,
o     pays certain expenses which may be different for the different classes,
o     may have a different net asset value,
o     may have separate voting rights on matters in which interests of one class are different from interests of another class, and
o     votes as a class on matters that affect that class alone.

      Shares are freely transferable, and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to the vote of shareholders.  Each share of the Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class.
Meetings of Shareholders. Although the Fund is not required by Maryland law to hold annual meetings, it may hold shareholder meetings from time to time on important matters. The shareholders of the Fund's parent corporation have the right to call a meeting to remove a Director or to take certain other action described in the Articles of Incorporation or under Maryland law.

      The Fund will hold meetings when required to do so by the Investment
Company Act or other applicable law. The Fund will hold a meeting when the
Directors call a meeting or upon proper request of shareholders. If the
Fund's parent corporation receives a written request of the record holders of at least 25% of the outstanding shares eligible to be voted at a meeting to call a meeting for a specified purpose (which might include the removal of a
Director), the Directors will call a meeting of shareholders for that specified purpose. The Fund's parent corporation has undertaken that it will then either give the applicants access to the Fund's shareholder list or mail the applicants' communication to all other shareholders at the applicants'
expense.

Board of Directors and Oversight Committees.  The Fund is governed by a Board of Directors, which is responsible for protecting the interests of shareholders under Maryland law. The Directors meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.

      The Board of Directors has an Audit Committee and a Review Committee.
The members of the Audit Committee are Edward L. Cameron (Chairman), William
L. Armstrong, George C. Bowen and Robert J. Malone.  The Audit Committee held
7 meetings during the fiscal year ended August 31, 2002. The Audit Committee furnishes the Board with recommendations regarding the selection of the
Fund's independent auditors. The Audit Committee furnishes the Board with recommendations regarding the selection of the Fund's independent auditors.
Other main functions of the Audit Committee include, but are not limited to:
(i) reviewing the scope and results of audits and the audit fees charged;
(ii) reviewing reports from the Fund's independent auditors regarding the
Fund's internal accounting procedures and controls; and (iii) establishing a separate line of communication between the Fund's independent auditors and its independent Directors.

      The Audit Committee's functions include selecting and nominating to the full Board, Independent Nominees for election as Independent Directors.  The
Audit Committee may, but need not consider the advice and recommendation of the Manager and its affiliates in selecting nominees. The full Board elects new Directors except for those instances when a shareholder vote is required.

      To date, the Committee has been able to identify from its own resources an ample number of qualified candidates.  Nonetheless, shareholders may submit names of individuals, accompanied by complete and properly supported resumes, for the Audit Committee's consideration by mailing such information to the Committee in care of the Fund.  The Committee may consider such persons at such time as it meets to consider possible nominees.  The
Committee, however, reserves sole discretion to determine the candidates to present to the Board and/or shareholders when it meets for the purpose considering potential nominees.

      The members of the Review Committee are Jon S. Fossel (Chairman),
Robert G. Avis, Sam Freedman, Beverly Hamilton and F. William Marshall, Jr.
The Review Committee held 7 meetings during the fiscal year ended August 31,
2002. Among other functions, the Review Committee reviews reports and makes recommendations to the Board concerning the fees paid to the Fund's transfer agent and the services provided to the Fund by the transfer agent.  The
Review Committee also reviews the Fund's investment performance and policies and procedures adopted by the Fund to comply with Investment Company Act and other applicable law.

Directors and Officers of the Fund. Except for Mr. Murphy, each of the
Directors is an independent director of the Fund ("Independent Director").
Mr. Murphy is an "Interested Director," because he is affiliated with the
Manager by virtue of his positions as an officer and director of the Manager, and as a shareholder of its parent company. Mr. Murphy was elected as a
Director of the Fund with the understanding that in the event he ceases to be the chief executive officer of the Manager, he will resign as a director of the Fund and the other Board II Funds (defined below) for which he is a trustee or director.

      The Fund's Directors and officers and their positions held with the
Fund and length of service in such position(s) and their principal occupations and business affiliations during the past five years are listed in the chart below. The information for the Directors also includes the dollar range of shares of the Fund as well as the aggregate dollar range of shares beneficially owned in any of the Oppenheimer funds overseen by the
Directors. All of the Directors are also trustees or directors of the following Oppenheimer funds (except for Ms. Hamilton and Mr. Malone, who are not Trustees of Oppenheimer Senior Floating Rate Fund and Mr. Murphy is not a
Trustee or Managing General Partner of any of the Centennial trusts)
(referred to as "Board II Funds"):

Oppenheimer Cash Reserves                Oppenheimer Select Managers
Oppenheimer Champion Income Fund         Oppenheimer Senior Floating Rate Fund
Oppenheimer Capital Income Fund          Oppenheimer Strategic Income Fund
Oppenheimer High Yield Fund              Oppenheimer Total Return Fund, Inc.
Oppenheimer International Bond Fund      Oppenheimer Variable Account Funds
Oppenheimer Integrity Funds              Panorama Series Fund, Inc.
Oppenheimer Limited-Term Government Fund Centennial America Fund, L. P.
Oppenheimer Main Street Funds, Inc.      Centennial California Tax Exempt Trust
Oppenheimer Main Street Opportunity
Fund                                     Centennial Government Trust
Oppenheimer Main Street Small Cap Fund   Centennial Money Market Trust
Oppenheimer Municipal Fund               Centennial New York Tax Exempt Trust
Oppenheimer Real Asset Fund              Centennial Tax Exempt Trust

      Present or former officers, directors, trustees and employees (and their immediate family members) of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees are permitted to purchase Class A shares of the Fund and the other Oppenheimer funds at net asset value without sales charge. The sales charges on Class A shares is waived for that group because of the economies of sales efforts realized by the Distributor.

      Messrs. Murphy, Masterson, Molleur, Vottiero, Wixted, Zack, Albers,
Monoyios and Mses. Bechtolt, Feld and Ives who are officers of the Fund, respectively hold the same offices with one or more of the other Board II
Funds as with the Fund. As of October 7, 2002, the Directors and officers of the Fund, as a group, owned of record or beneficially less than 1% of each class of shares of the Fund.  The foregoing statement does not reflect ownership of shares held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under that plan by the officers of the Fund listed above. In addition, each Independent
Director, and his family members, do not own securities of either the Manager or Distributor of the Board II Funds or any person directly or indirectly controlling, controlled by or under common control with the Manager or
Distributor.

Affiliated Transactions and Material Business Relationships. In 2000, Mr.
Swain sold 93,000 shares of Oppenheimer Acquisition Company ("OAC") (the
Manager's parent holding company), for a cash payment of $4,278,930 and surrendered for cancellation 60,000 options to MassMutual for a cash payment of $2,569,800.  In 2001, Mr. Swain surrendered for cancellation 60,000 options to MassMutual for a cash payment of $2,700,600.

      Mr. Swain has reported that he sold a residential property to Mr.
Freedman on October 23, 2001 for $1.2 million.  An independent appraisal of the property supported the sale price.

     The address of each Director in the chart below is 6803 S. Tucson Way,
Centennial, CO 80112-3924.  Each Director serves for an indefinite term, until his or her resignation, retirement, death or removal.

-------------------------------------------------------------------------------------
                               Independent Directors
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name, Address,     Principal   Occupation(s)  During  Past  5 Dollar      Aggregate
                                                                           Dollar
                                                                          Range of
                                                                         y Shares
                                                                         Beneficially
                                                                          Owned in
                                                              Range of   any of the
Age, Position(s)   Years /  Other  Trusteeships/Directorships Shares     Oppenheimer
Held with Fund     Held by Trustee / Number of  Portfolios in Beneficiall   Funds
and Length of      Fund   Complex   Currently   Overseen   by Owned in    Overseen
Service            Director                                    the Fund  by Director
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                                As of December 31,
                                                                       2001
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
James C. Swain,    Formerly  Chief  Executive  Officer (until     $0     Over
Chairman and       August  27,  2002)  of  the  Funds,   Vice
Director, since    Chairman  (until  January  2, 2002) of the
1988               Manager  and   President  and  a  director
Age: 68            (until   1997)   of    Centennial    Asset
                   Management   Corporation  (a  wholly-owned
                   investment   advisory  subsidiary  of  the
                   Manager).  Oversees 41  portfolios  in the            $100,000
                   OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
William L.         Chairman   of   the   following    private
Armstrong,         mortgage banking  companies:  Cherry Creek
Director since     Mortgage Company (since 1991),  Centennial
2001               State Mortgage  Company (since 1994),  The
Age: 65            El Paso  Mortgage  Company  (since  1993),
                   Transland Financial Services,  Inc. (since
                   1997);  Chairman of the following  private
                   companies:    Great   Frontier   Insurance
                   (insurance   agency)   (since   1995)  and
                   Ambassador   Media   Corporation    (since
                   1984); a director of the following  public
                   companies:  Storage Technology Corporation
                   (computer    equipment   company)   (since
                   1991),  Helmerich  Payne,  Inc.  (oil and $50,001 -  $50,001-
                   gas  drilling/production  company)  (since  $100,000  $100,000
                   1992),  UNUMProvident  (insurance company)
                   (since   1991).   Formerly   Director   of
                   International     Family     Entertainment
                   (television   channel)   (1992-1997)   and
                   Natec   Resources,   Inc.  (air  pollution
                   control  equipment  and services  company)
                   (1991-1995),  Frontier  Real Estate,  Inc.
                   (residential    real   estate   brokerage)
                   (1994-1999),  and  Frontier  Title  (title
                   insurance  agency)   (1995-June  1999);  a
                   U.S. Senator (January  1979-January 1991).
                   Oversees    41     portfolios    in    the
                   OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Robert G. Avis,    Formerly  Director  and  President of A.G.
Director since     Edwards Capital,  Inc. (General Partner of
1993               private  equity  funds)  (until   February
Age: 71            2001);   Chairman,   President  and  Chief
                   Executive    Officer   of   A.G.   Edwards
                   Capital,  Inc.  (until March  2000);  Vice
                   Chairman  and  Director  of A.G.  Edwards,
                   Inc. and Vice  Chairman of A.G.  Edwards
                   Sons,   Inc.   (its   brokerage    company     $0     Over
                   subsidiary)  (until March 1999);  Chairman            $100,000
                   of A.G.  Edwards  Trust Company and A.G.E.
                   Asset  Management   (investment   advisor)
                   (until March 1999);  and a Director (until
                   March  2000)  of A.G.  Edwards   Sons and
                   A.G.  Edwards Trust  Company.  Oversees 41
                   portfolios    in   the    OppenheimerFunds
                   complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
George C. Bowen,   Formerly  (until  April 1999)  Senior Vice
Director since     President   (from   September   1987)  and
1997               Treasurer   (from   March   1985)  of  the
Age: 66            Manager;  Vice President  (from June 1983)
                   and   Treasurer   (since  March  1985)  of
                   OppenheimerFunds   Distributor,   Inc.  (a
                   subsidiary  of the  Manager);  Senior Vice
                   President     (since    February    1992),
                   Treasurer   (since  July  1991)  Assistant
                   Secretary and a director  (since  December
                   1991) of the Centennial  Asset  Management
                   Corporation;    Vice   President    (since
                   October 1989) and  Treasurer  (since April
                   1986)  of  HarbourView   Asset  Management
                   Corporation   (an   investment    advisory
                   subsidiary  of  the  Manager);  President,
                   Treasurer    and    a    director    (June
                   1989-January  1990) of Centennial  Capital
                   Corporation   (an   investment    advisory
                   subsidiary   of   the    Manager);    Vice
                   President  and  Treasurer   (since  August
                   1978) and Secretary  (since April 1981) of
                   Shareholder  Services,  Inc.  (a  transfer
                   agent  subsidiary  of the  Manager);  Vice $10,001 -  Over
                   President,  Treasurer and Secretary (since  $50,000   $100,000
                   November  1989) of  Shareholder  Financial
                   Services,    Inc.   (a   transfer    agent
                   subsidiary  of  the  Manager);   Assistant
                   Treasurer    (since    March    1998)   of
                   Oppenheimer    Acquisition    Corp.   (the
                   Manager's parent  corporation);  Treasurer
                   (since   November   1989)  of  Oppenheimer
                   Partnership  Holdings,   Inc.  (a  holding
                   company  subsidiary of the Manager);  Vice
                   President and Treasurer  (since July 1996)
                   of  Oppenheimer  Real  Asset   Management,
                   Inc. (an  investment  advisory  subsidiary
                   of the Manager);  Chief Executive  Officer
                   and   director   (since   March  1996)  of
                   MultiSource     Services,      Inc.     (a
                   broker-dealer  subsidiary of the Manager);
                   Treasurer    (since   October   1997)   of
                   OppenheimerFunds  International  Ltd.  and
                   Oppenheimer     Millennium    Funds    plc
                   (offshore fund management  subsidiaries of
                   the  Manager).  Oversees 41  portfolios in
                   the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Edward L.          A  member  of  The  Life  Guard  of  Mount
Cameron, Director  Vernon,  George  Washington's  home (since
since 1999         June  2000).  Formerly  (March  2001 - May
Age: 64            2002)  Director of Genetic  ID,  Inc.  and
                   its   subsidiaries   (a   privately   held
                   biotech    company);    a   partner   with
                   PricewaterhouseCoopers      LLP      (from     $0     $50,001-
                   1974-1999)   (an   accounting   firm)  and            $100,000
                   Chairman    (from    1994-1998),     Price
                   Waterhouse    LLP    Global     Investment
                   Management    Industry   Services   Group.
                   Oversees    41     portfolios    in    the
                   OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Jon S. Fossel,     Chairman  and  Director  (since  1998)  of     $0     $50,001-
Director since     Rocky    Mountain   Elk    Foundation   (a
1990 Age: 60       not-for-profit    foundation);    and    a
                   director  (since  October  1999)  of  P.R.
                   Pharmaceuticals    (a    privately    held
                   company) and  UNUMProvident  (an insurance
                   company)  (since June 1,  2002).  Formerly
                   Mr. Fossel held the  following  positions:
                   Chairman  and a  director  (until  October
                   1996) and  President  and Chief  Executive
                   Officer   (until   October  1995)  of  the
                   Manager;    President,   Chief   Executive
                   Officer  and  a  director  of  Oppenheimer
                   Acquisition Corp.,  Shareholders Services,            $100,000
                   Inc. and Shareholder  Financial  Services,
                   Inc.  (until  October  1995).  Oversees 41
                   portfolios    in   the    OppenheimerFunds
                   complex.
-------------------------------------------------------------------------------------
Sam Freedman,      A   trustee   or    director    of   other
Director since     Oppenheimer    funds.    Formerly   (until
1996               October  1994) Mr.  Freedman  held several
Age: 61            positions  in   subsidiary  or  affiliated
                   companies  of  the  Manager.  Oversees  41 $50,001 -  Over
                   portfolios    in   the    OppenheimerFunds  $100,000  $100,000
                   complex.
-------------------------------------------------------------------------------------
Beverly L.         Trustee   (since   1996)   of   MassMutual N/A1           N/A
Hamilton,          Institutional  Funds  and  of  MML  Series
Director since     Investment   Fund   (open-end   investment
2002               companies);   Director  of  MML   Services
Age: 56            (since  April  1987)  and  America   Funds
                   Emerging   Markets   Growth   Fund  (since
                   October   1991)   (both   are   investment
                   companies),  The  California  Endowment (a
                   philanthropy  organization)  (since  April
                   2002), and Community  Hospital of Monterey
                   Peninsula,   (since   February   2002);  a
                   trustee (since  February 2000) of Monterey
                   International   Studies  (an   educational
                   organization),  and an advisor to Unilever
                   (Holland)'s  pension  fund  and to  Credit
                   Suisse  First   Boston's   Sprout  venture
                   capital  unit.  Mrs.  Hamilton  also  is a
                   member  of the  investment  committees  of
                   the    Rockefeller     Foundation,     the
                   University   of  Michigan   and   Hartford
                   Hospital.  Formerly,  Mrs.  Hamilton  held
                   the    following    position:    President
                   (February     1991-April     2000)    ARCO
                   Investment  Management  Company.  Oversees
                   40  portfolios  in  the   OppenheimerFunds
                   complex.
-------------------------------------------------------------------------------------
--------------------------------------------------------------
Robert J. Malone,  Director (since 2001) of Jones  Knowledge,    N/A1        N/A
Director since     Inc.  (a  privately  held  company),  U.S.
2002               Exploration,  Inc., (since 1997), Colorado
Age: 58            UpLIFT (a non-profit  organization) (since
                   1986)  and  a  trustee  of  the  Gallagher
                   Family     Foundation     (since    2000).
                   Formerly,  Mr.  Malone held the  following
                   positions:   Chairman  of  U.S.   Bank  (a
                   subsidiary  of U.S.  Bancorp and  formerly
                   Colorado  National Bank,) (July 1996-April
                   1,  1999)  and a  director  of  Commercial
                   Assets,  Inc.  (1993-2000).   Oversees  40
                   portfolios    in   the    OppenheimerFunds
                   complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
F. William         Trustee (since 1996) of MassMutual             $0     $50,001-
Marshall, Jr.,     Institutional Funds and of MML Series
Director since     Investment Fund (open-end investment
2001               companies); Trustee and Chairman (since
Age: 60            May 1987) of the investment committee for
                   the Worcester Polytech Institute;
                   President and Treasurer (since January
                   1999) of the SIS Fund (a private not for
                   profit charitable organization); Trustee
                   (since 1995) of the Springfield Library
                   and Museum Association; Trustee (since
                   1996) of the Community Music School of
                   Springfield; Member of the investment
                   committee of the Community Foundation of
                   Western Massachusetts (since 1998).
                   Formerly, Chairman (January 1999-July
                   1999) of SIS  Family Bank, F.S.B.
                   (formerly SIS Bank); President, Chief
                   Executive Officer and Director (May
                   1993-December 1998) of SIS Bankcorp, Inc.             $100,000
                   and SIS Bank (formerly Springfield
                   Institution for Savings) and Executive
                   Vice President (January 1999-July 1999)
                   of Peoples Heritage Financial Group, Inc.
                   Oversees 41 portfolios in the
                   OppenheimerFunds complex.
-------------------------------------------------------------------------------------

      The address of Mr. Murphy in the chart below is 498 Seventh Avenue, New
York, NY 10018.  Mr. Murphy serves for an indefinite term, until his resignation, death or removal.

-------------------------------------------------------------------------------------
                          Interested Director and Officer
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name, Address,     Principal   Occupation(s)  During  Past  5 Dollar      Aggregate
                                                                           Dollar
                                                                          Range of
                                                                         y Shares
                                                              Range of   Beneficially
Age, Position(s)   Years /  Other  Trusteeships/Directorships Shares      Owned in
Held with Fund     Held by Trustee / Number of  Portfolios in Beneficiallany of the
and Length of      Fund   Complex   Currently   Overseen   by Owned in   Oppenheimer
Service            Director                                    the Fund     Funds
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                                As of December 31,
                                                                       2001
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
John V. Murphy,    Chairman,   Chief  Executive  Officer  and
President,         director  (since June 2001) and  President     $0        Over
Director and       (since  September  2000)  of the  Manager;             $100,000
Principal          President  and a  director  or  trustee of
Executive Officer  other Oppenheimer  funds;  President and a since October 2001 director  (since July 2001) of Oppenheimer
Age: 53            Acquisition   Corp.   and  of  Oppenheimer
                   Partnership  Holdings,  Inc.;  a  director
                   (since November 2001) of  OppenheimerFunds
                   Distributor,    Inc.;   Chairman   and   a
                   director  (since July 2001) of Shareholder
                   Services,    Inc.   and   of   Shareholder
                   Financial Services,  Inc.; President and a
                   director     (since    July    2001)    of
                   OppenheimerFunds    Legacy    Program   (a
                   charitable  trust program  established  by
                   the Manager);  a director of the following
                   investment   advisory    subsidiaries   of
                   OppenheimerFunds,  Inc.: OFI Institutional
                   Asset  Management,   Inc.  and  Centennial
                   Asset   Management    Corporation   (since
                   November    2001),    HarbourView    Asset
                   Management  Corporation  and  OFI  Private
                   Investments,   Inc.   (since  July  2001);
                   President  (since  November 1, 2001) and a
                   director  (since July 2001) of Oppenheimer
                   Real Asset  Management,  Inc.;  a director
                   (since    November    2001)   of   Trinity
                   Investment  Management  Corp.  and Tremont
                   Advisers,    Inc.   (investment   advisory
                   affiliates  of  the  Manager);   Executive
                   Vice  President  (since  February 1997) of
                   Massachusetts    Mutual   Life   Insurance
                   Company (the Manager's parent company);  a
                   director   (since   June   1995)   of  DBL
                   Acquisition  Corporation;  formerly, Chief
                   Operating  Officer  (September   2000-June
                   2001)  of  the  Manager;   President   and
                   trustee (November  1999-November  2001) of
                   MML Series  Investment Fund and MassMutual
                   Institutional  Funds (open-end  investment
                   companies);    a    director    (September
                   1999-August  2000) of C.M. Life  Insurance
                   Company;    President,   Chief   Executive
                   Officer    and     director     (September
                   1999-August  2000) of MML Bay  State  Life
                   Insurance   Company;   a  director   (June
                   1989-June  1998) of Emerald  Isle  Bancorp
                   and Hibernia  Savings Bank (a wholly-owned
                   subsidiary   of  Emerald  Isle   Bancorp).
                   Oversees    69     portfolios    in    the
                   OppenheimerFunds complex.
-------------------------------------------------------------------------------------

     The address of the Officers in the chart below is as follows: Messrs.
Molleur, Zack, Albers, Monoyois and Ms. Feld is 498 Seventh Avenue, New York,
NY 10018, Messrs. Masterson, Vottiero and Wixted and Ms. Ives and Ms.
Bechtolt is 6803 S. Tucson Way, Centennial, CO 80112-3924. Each Officer
serves for an annual term or until his or her resignation, death or removal.

-------------------------------------------------------------------------------------
                                Officers of the Fund
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name, Address, Age, Position(s)  Principal Occupation(s) During Past 5 Years
Held with Fund and Length of
Service
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Charles Albers, Vice President   Senior Vice President (since April 1998) of the
and Portfolio Manager since      Manager; a Certified Financial Analyst; an officer
April 1998                       of 6 portfolios in the OppenheimerFunds complex;
Age:  61                         formerly a Vice President and portfolio manager
                                 for Guardian Investor Services, the investment
                                 management subsidiary of The Guardian Life
                                 Insurance Company (1972 - April 1998).
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Nikolaos D. Monoyios, Vice       Vice President of the Manager (since April 1998);
President and Portfolio Manager  an officer of 4 portfolios in the OppenheimerFunds
since April 1998                 complex; a Certified Financial Analyst; formerly a
Age:  53                         Vice President and portfolio manager for Guardian
                                 Investor Services, the investment management
                                 subsidiary of The Guardian Life Insurance Company
                                 (1979 - March 1998).
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Brian W. Wixted,                 Senior Vice  President and  Treasurer  (since March
Treasurer, Principal Financial   1999) of the Manager;  Treasurer (since March 1999)
and Accounting Officer since     of  HarbourView   Asset   Management   Corporation,
April 1999                       Shareholder Services,  Inc., Oppenheimer Real Asset
Age: 43                          Management   Corporation,   Shareholder   Financial
                                 Services,  Inc., Oppenheimer  Partnership Holdings,
                                 Inc., OFI Private  Investments,  Inc.  (since March
                                 2000),  OppenheimerFunds   International  Ltd.  and
                                 Oppenheimer  Millennium  Funds plc (since May 2000)
                                 and  OFI  Institutional   Asset  Management,   Inc.
                                 (since   November   2000);   Treasurer   and  Chief
                                 Financial  Officer  (since May 2000) of Oppenheimer
                                 Trust  Company (a trust  company  subsidiary of the
                                 Manager);  Assistant  Treasurer  (since March 1999)
                                 of     Oppenheimer     Acquisition     Corp.    and
                                 OppenheimerFunds   Legacy   Program   (since  April
                                 2000);   formerly  Principal  and  Chief  Operating
                                 Officer  (March  1995-March  1999),  Bankers  Trust
                                 Company-Mutual  Fund Services Division.  An officer
                                 of 85 portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Philip Vottiero,                 Vice  President/Fund   Accounting  of  the  Manager
Assistant Treasurer              (since      March     2002;      formerly      Vice
Since August 2002                President/Corporate   Accounting   of  the  Manager
Age: 39                          (July  1999-March 2002) prior to which he was Chief
                                 Financial  Officer  at Sovlink  Corporation  (April
                                 1996-June  1999).  An officer of 72  portfolios  in
                                 the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Connie Bechtolt                  Assistant  Vice  President  of the  Manager  (since
Assistant Treasurer              September  1998)  prior to which  she was a Manager
Since October 2002               in the Fund  Accounting  Department  of the Manager
Age: 39                          (October 1994 - September 1998).
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Robert G. Zack,                  General   Counsel  (since  November  2001)  of  the
Vice President  Secretary       Manager;  Senior  Vice  President  (since May 1985)
Since November 2001              and  General   Counsel  (since  February  2002)  of
Age: 54                          OppenheimerFunds,   Inc.;  General  Counsel  and  a
                                 director (since November 2001) of  OppenheimerFunds
                                 Distributor,   Inc.;   Senior  Vice  President  and
                                 General    Counsel   (since   November   2001)   of
                                 HarbourView  Asset  Management  Corporation;   Vice
                                 President and a director  (since  November 2000) of
                                 Oppenheimer  Partnership  Holdings,   Inc.;  Senior
                                 Vice  President,  General  Counsel  and a  director
                                 (since  November  2001)  of  Shareholder  Services,
                                 Inc.,  Shareholder  Financial  Services,  Inc., OFI
                                 Private   Investments,   Inc.,   Oppenheimer  Trust
                                 Company  and OFI  Institutional  Asset  Management,
                                 Inc.;   a  director   (since   November   2001)  of
                                 Oppenheimer Real Asset Management,  Inc.; Assistant
                                 Secretary and a director  (since  November 2001) of
                                 OppenheimerFunds     International    Ltd.;    Vice
                                 President      (since     November     2001)     of
                                 OppenheimerFunds  Legacy Program;  Secretary (since
                                 November  2001) of Oppenheimer  Acquisition  Corp.;
                                 formerly   Acting   General    Counsel    (November
                                 2001-February  2002) and Associate  General Counsel
                                 (May 1981-October  2001) of the Manager;  Assistant
                                 Secretary  of  Shareholder   Services,   Inc.  (May
                                 1985-November    2001),    Shareholder    Financial
                                 Services,   Inc.  (November   1989-November  2001);
                                 OppenheimerFunds     International     Ltd.     and
                                 Oppenheimer    Millennium    Funds   plc   (October
                                 1997-November  2001).  An officer of 85  portfolios
                                 in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Philip T. Masterson,             Vice President and Assistant Counsel of the
                                 Manager (since July 1998); formerly, an associate
Assistant Secretary              with Davis, Graham,  Stubbs LLP (January
since August 2002                1997-June 1998). An officer of 72 portfolios in
Age: 38                          the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Denis R. Molleur,                Vice  President  and Senior  Counsel of the Manager
Assistant Secretary              (since July 1999);  formerly a Vice  President  and
since November 2001              Associate   Counsel  of  the   Manager   (September
Age: 45                          1995-July  1999).  An officer of 82  portfolios  in
                                 the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Katherine P. Feld,               Vice  President  and  Senior  Counsel  (since  July
Assistant Secretary              1999) of the Manager;  Vice  President  (since June
since November 2001              1990)  of   OppenheimerFunds   Distributor,   Inc.;
Age: 44                          Director,  Vice  President and Assistant  Secretary
                                 (since June 1999) of  Centennial  Asset  Management
                                 Corporation;   Vice   President   (since  1997)  of
                                 Oppenheimer Real Asset Management,  Inc.;  formerly
                                 Vice   President  and  Associate   Counsel  of  the
                                 Manager  (June  1990-July  1999).  An officer of 85
                                 portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Kathleen T. Ives,                Vice  President and Assistant  Counsel  (since June
Assistant Secretary              1998) of the Manager;  Vice President  (since 1999)
since November 2001              of   OppenheimerFunds   Distributor,   Inc.;   Vice
Age: 36                          President and Assistant  Secretary  (since 1999) of
                                 Shareholder  Services,  Inc.;  Assistant  Secretary
                                 (since  December 2001) of  OppenheimerFunds  Legacy
                                 Program and Shareholder  Financial Services,  Inc.;
                                 formerly  Assistant  Vice  President  and Assistant
                                 Counsel of the  Manager  (August  1997-June  1998);
                                 Assistant    Counsel   of   the   Manager   (August
                                 1994-August  1997).  An officer of 85 portfolios in
                                 the OppenheimerFunds complex.
-------------------------------------------------------------------------------------

      |X|         Remuneration of Directors. The officers of the Fund and one
Director of the Fund (Mr. Murphy) are affiliated with the Manager and receive no salary or fee from the Fund.  The remaining Directors of the Fund received the compensation shown below from the Fund with respect to the Fund's fiscal year ended August 31, 2002.  Mr. Swain was affiliated with the Manager until
January 2, 2002.  The compensation from all of the Board II Funds (including the Fund) represents compensation received as a director, trustee, managing general partner or member of a committee of the Board during the calendar year 2001.

-------------------------------------------------------------------------------------
                                                            Total Compensation From
      Director Name and Other              Aggregate         All Oppenheimer Funds
          Fund Position(s)             Compensation from      For Which Individual
          (as applicable)                  Fund as of              Serves As
                                       Fiscal Year Ended        Trustee/Director
                                            8/31/021        As of December 31, 2001
                                                                   (41 Funds)
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
James C. Swain                              $24,255                   $02
Chairman of the Board of Directors
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
William L. Armstrong                        $16,120                 $78,865
Audit Committee Member
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Robert G. Avis                              $16,240                 $79,452
Review Committee Member
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
George C. Bowen                             $15,521                 $75,936
Audit Committee Member
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Edward L. Cameron                           $15,492                 $75,794
Audit Committee Chairman
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Jon S. Fossel                               $17,206                 $84,177
Review Committee Chairman
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Sam Freedman                                $17,047                 $83,402
Review Committee Member
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Beverly Hamilton                             $4,481                  None3
Review Committee Member
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
C. Howard Kast4                             $14,896                 $87,452
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Robert M. Kirchner4                         $13,533                 $79,452
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Robert J. Malone                            $4,4815                  None3
Audit Committee Member
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
F. William Marshall, Jr.                    $14,292                 $69,922
Review Committee Member
-------------------------------------------------------------------------------------
*Effective  July 1,  2000,  William  A.  Baker and Ned M.  Steel  resigned  as
Directors of the Board II Funds and subsequently  became  Directors  Emeritus.
For the fiscal year ended August 31, 2002, Mr. Baker  received  $4,088 and Mr.
Steel received $9,198 aggregate  compensation  from the Fund. For the calendar year ended December 31, 2001,  Messrs.  Baker and Steel each received  $60,000 total  compensation from all of the Oppenheimer funds for which they served as
Director.
1.    Aggregate   compensation  from  the  Fund  includes  fees  and  deferred compensation, if any.
2.    Mr. Swain became an  Independent  Director  effective  1/2/02,  prior to which he did not receive compensation from any of the Board II Funds.
3.    Ms.  Hamilton  and Mr.  Malone were elected as Directors of the Board II
   Funds effective June 1, 2002 and therefore did not receive  compensation  from any  of  the  Board  II  Funds  during  calendar  year  2001.  They  serve  as
   Trustees/Directors for 40 funds.
4.    Messrs.  Kast and Kirchner  retired as Directors from the Board II Funds effective July 1, 2002.
5.    Aggregate  compensation  from the Fund includes  $4,481  deferred  under
   Deferred Compensation Plan described below.

|X|   Deferred Compensation Plan For Directors.  The Board of Directors has
adopted a Deferred Compensation Plan for disinterested directors that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Fund.  Under the plan, the compensation deferred by a Director is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Director.  The amount paid to the Director under the plan will be determined based upon the performance of the selected funds.
      Deferral of Director's fees under the plan will not materially affect the Fund's assets, liabilities and net income per share.  The plan will not obligate the Fund to retain the services of any Director or to pay any particular level of compensation to any Director.  Pursuant to an Order issued by the Securities and Exchange Commission, the Fund may invest in the funds selected by the Director under the plan without shareholder approval for the limited purpose of determining the value of the Director's deferred fee account.

      |X|   Major Shareholders.  As of October 7, 2002, the only persons who owned of record or were known by the Fund to own beneficially 5% or more of the Fund's outstanding Class A, Class B, Class C, Class N or Class Y shares were:

MLPFS For The Sole Benefit Of Its Customers, Attn:  Fund Admn #97FJ0,
4800 Deer Lake Dr E Fl 3, Jacksonville, Fl  32246-6484, which owned
7,361,371.61 Class B shares (5.81% of the Class B shares then outstanding).

 MLPFS For The Sole Benefit Of Its Customers, Attn:  Fund Admn #97FJ0, 4800
Deer Lake Dr E Fl 3, Jacksonville, Fl  32246-6484, which owned 5,858,870.831
Class C shares (13.34% of the Class C shares then outstanding).

Smith Barney House Acct, Attn:  Cindy Tempesta, 333 West 34th Street, 7th Fl,
New York, New York 10001-2483, which owned 2,651,900.534 Class C shares
(6.04% of the Class C shares then outstanding).

Brian Anderson Tr, Us Personel Inc 401K Plan, previous HRC plan deposits,
2300 Valley View LN, Ste. 300, Irving, Texas 75062-1726, which owned
130,829.397 Class N shares (8.06% of the Class N shares outstanding).

The Manager.  The Manager is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company.

      |X|   Code of Ethics. The Fund, the Manager and the Distributor have a
Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers that would compete with or take advantage of the Fund's portfolio transactions.  Covered persons include persons with knowledge of the investments and investment intentions of the Fund and other funds advised by the Manager.  The Code of Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls. Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

      The Code of Ethics is an exhibit to the Fund's registration statement filed with the Securities and Exchange Commission and can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can obtain information about the hours of operation of the Public Reference Room by calling the SEC at 1.202.942.8090. The Code of Ethics can also be viewed as part of the Fund's registration statement on the SEC's EDGAR database at the
SEC's Internet website at www.sec.gov. Copies may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address:
PUBLICINFO@SEC.GOV., or by writing to the SEC's Public Reference Section,
-------------------
Washington, D.C. 20549-0102.

      |X|   The Investment Advisory Agreement.  The Manager provides
investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund.  The Manager selects securities for the Fund's portfolio and handles its day-to-day business.  The portfolio managers of the Fund are employed by the Manager and are the persons who are principally responsible for the day-to-day management of the
Fund's portfolio.  Other members of the Manager's Equity Portfolio Department provide the portfolio managers with counsel and support in managing the
Fund's portfolio.

      The agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment. It also requires the
Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Fund.

      Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

      The Fund pays expenses not expressly assumed by the Manager under the advisory agreement or paid by the general distributors of shares of the Fund.
The advisory agreement lists examples of expenses paid by the Fund. The major categories relate to interest, taxes, brokerage commissions, fees to certain
Directors, legal and audit expenses, custodian bank and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs.  The management fees paid by the Fund to the Manager are calculated at the rates described in the
Prospectus, which are applied to the assets of the Fund as a whole. The fees are allocated to each class of shares based upon the relative proportion of the Fund's net assets represented by that class. The management fees paid by the Fund to the Manager during the Fund's last three fiscal years are listed below.

-------------------------------------------------------------------------------
Fiscal Year ended 8/31:      Management Fees Paid to OppenheimerFunds, Inc.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
           2000                                $83,004,765
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
           2001                                $75,697,340
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
           2002                                $61,560,774
-------------------------------------------------------------------------------

      The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss the Fund sustains for any investment, adoption of any investment policy, or the purchase, sale or retention of any security.

      The agreement permits the Manager to act as investment advisor for any other person, firm or corporation and to use the names "Oppenheimer" and
"Main Street" in connection with other investment companies for which it may act as investment advisor or general distributor. If the Manager shall no longer act as investment advisor to the Fund, the Manager may withdraw the right of the Fund's parent corporation to use the names "Oppenheimer" and
"Main Street" as part of its name and the name of the Fund.

         |X|      Annual Approval of Investment Advisory Agreement. Each
year, the Board of Directors, including a majority of the Independent
Directors, is required to approve the renewal of the investment advisory agreement. The Investment Company Act requires that the Board request and evaluate and the Manager provide such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.  The
Board employs an independent consultant to prepare a report that provides such information as the Board requests for this purpose.

      The Board also receives information about the 12b-1 distribution fees the Fund pays.  These distribution fees are reviewed and approved at a different time of the year.

      The Board reviewed the foregoing information in arriving at its decision to renew the investment advisory agreement.  Among other factors, the Board considered:
o     The nature, cost, and quality of the services provided to the Fund and its shareholders;
o     The profitability of the Fund to the Manager;
o     The investment performance of the Fund in comparison to regular market indices;
o     Economies of scale that may be available to the Fund from the Manager;
o     Fees paid by other mutual funds for similar services;
o     The value and quality of any other benefits or services received by the
   Fund from its relationship with the Manager; and
o     The direct and indirect benefits the Manager received from its relationship with the Fund.  These included services provided by the
   Distributor and the Transfer Agent, and brokerage and soft dollar arrangements permissible under Section 28(e) of the Securities Exchange
   Act.

      The Board considered that the Manager must be able to pay and retain high quality personnel at competitive rates to provide services to the Fund.
The Board also considered that maintaining the financial viability of the
Manager is important so that the Manager will be able to continue to provide quality services to the Fund and its shareholders in adverse times.  The
Board also considered the investment performance of other mutual funds advised by the Manager. The Board is aware that there are alternatives to the use of the Manager.

      These matters were also considered by the Independent Directors, meeting separately from the full Board with experienced Counsel to the Fund who assisted the Board in its deliberations.  The Fund's Counsel is independent of the Manager within the meaning and intent of the SEC Rules regarding the independence of counsel.

      In arriving at a decision, the Board did not single out any one factor or group of factors as being more important than other factors, but considered all factors together.  The Board judged the terms and conditions of the investment advisory agreement, including the investment advisory fee, in light of all of the surrounding circumstances.

Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement.  One of the duties of the Manager under the investment advisory agreement is to arrange the portfolio transactions for the Fund.  The advisory agreement contains provisions relating to the employment of broker-dealers to effect the Fund's portfolio transactions.  The Manager is authorized by the advisory agreement to employ broker-dealers, including "affiliated" brokers, as that term is defined in the Investment Company Act. The Manager may employ broker-dealers that the Manager thinks, in its best judgment based on all relevant factors, will implement the policy of the Fund to obtain, at reasonable expense, the
"best execution" of the Fund's portfolio transactions. "Best execution" means prompt and reliable execution at the most favorable price obtainable. The
Manager need not seek competitive commissions bidding. However, it is expected to be aware of the current rates of eligible brokers and to minimize the commissions paid to the extent consistent with the interests and policies of the Fund as established by its Board of Directors.

      Under the investment advisory agreement, the Manager may select brokers
(other than affiliates) that provide brokerage and/or research services for the Fund and/or the other accounts over which the Manager or its affiliates have investment discretion.  The commissions paid to such brokers may be higher than another qualified broker would charge, if the Manager makes a good faith determination that the commission is fair and reasonable in relation to the services provided.  Subject to those considerations, as a factor in selecting brokers for the Fund's portfolio transactions, the
Manager may also consider sales of shares of the Fund and other investment companies for which the Manager or an affiliate serves as investment advisor.

Brokerage Practices Followed by the Manager.  The Manager allocates brokerage for the Fund subject to the provisions of the investment advisory agreement and the procedures and rules described above. Generally, the Manager's portfolio traders allocate brokerage based upon recommendations from the
Manager's portfolio managers.  In certain instances, portfolio managers may directly place trades and allocate brokerage. In either case, the Manager's executive officers supervise the allocation of brokerage.

      Transactions in securities other than those for which an exchange is the primary market are generally done with principals or market makers.  In transactions on foreign exchanges, the Fund may be required to pay fixed brokerage commissions and therefore would not have the benefit of negotiated commissions available in U.S. markets.  Brokerage commissions are paid primarily for transactions in listed securities or for certain fixed-income agency transactions in the secondary market. Otherwise brokerage commissions are paid only if it appears likely that a better price or execution can be
obtained by doing so.   In an option transaction, the Fund ordinarily uses
the same broker for the purchase or sale of the option and any transaction in the securities to which the option relates.  Other funds advised by the
Manager have investment policies similar to those of the Fund. Those other funds may purchase or sell the same securities as the Fund at the same time as the Fund, which could affect the supply and price of the securities. If two or more funds advised by the Manager purchase the same security on the same day from the same dealer, the transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

      Most purchases of debt obligations are principal transactions at net prices.  Instead of using a broker for those transactions, the Fund normally deals directly with the selling or purchasing principal or market maker unless the Manager determines that a better price or execution can be obtained by using the services of a broker.  Purchases of portfolio securities from underwriters include a commission or concession paid by the issuer to the underwriter.  Purchases from dealers include a spread between the bid and asked prices.  The Fund seeks to obtain prompt execution of these orders at the most favorable net price.

      The investment advisory agreement permits the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates. The investment research received for the commissions of those other accounts may be useful both to the Fund and one or more of the Manager's other accounts.  Investment research may be supplied to the Manager by a third party at the instance of a broker through which trades are placed.

      Investment research services include information and analysis on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, information systems, computer hardware and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

      The Board of Directors permits the Manager to use stated commissions on secondary fixed-income agency trades to obtain research if the broker represents to the Manager that: (i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii) the trade is not a riskless principal transaction. The Board of Directors permits the Manager to use commissions on fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions.

      The research services provided by brokers broadens the scope and supplements the research activities of the Manager. That research provides additional views and comparisons for consideration, and helps the Manager to obtain market information for the valuation of securities that are either held in the Fund's portfolio or are being considered for purchase.  The
Manager provides information to the Board about the commissions paid to brokers furnishing such services, together with the Manager's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

--------------------------------------------------------------------------------
Fiscal Year Ended 8/31:       Total Brokerage Commissions Paid by the Fund1
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           2000                                $26,028,417
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           2001                                $23,855,290
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           2002                                $25,593,7432
--------------------------------------------------------------------------------
1.    Amounts do not include spreads or concessions on principal transactions on a net trade basis.
   2. During the fiscal year ended 8/31/02, the amount of transactions directed to brokers for research services was
           $9,076,238,222 and the amount of the commissions paid to
   broker-dealers for those services was $11,974,978.

Distribution and Service Plans

The Distributor.  Under its General Distributor's Agreement with the Fund's parent corporation, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the
Fund.  The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders.  The Distributor is not obligated to sell a specific number of shares.  Expenses normally attributable to sales are borne by the Distributor.

      The sales charges and concessions paid to, or retained by, the
Distributor from the sale of shares during the Fund's three most recent fiscal years, and the contingent deferred sales charges retained by the
Distributor on the redemption of shares for the most recent fiscal year are shown in the tables below.

--------------------------------------------------------------------------------
Fiscal Year Ended 8/31      Aggregate Front-End       Class A Front-End Sales
                            Sales Charges on Class A  Charges retained by
                            Shares                    Distributor1
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           2000                    $27,942,876               $7,652,953
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           2001                    $18,699,768               $5,001,243
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           2002                    $12,400,169               $3,335,382
--------------------------------------------------------------------------------
1.    Includes amounts retained by a broker-dealer that is an affiliate or a parent of the Distributor.

--------------------------------------------------------------------------------
                 Concessions on  Concessions on  Concessions    Concessions on
                 Class A Shares  Class B Shares  on Class C     Class N Shares
Fiscal Year      Advanced by     Advanced by     Shares         Advanced by
Ended 8/31       Distributor1    Distributor1    Advanced by    Distributor1, 2
                                                 Distributor1
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
      2000         $2,076,756      $49,918,066     $4,083,097         N/A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
      2001         $1,716,658      $28,052,844     $2,227,017       $56,915
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
      2002          $895,178       $15,202,153     $1,380,111      $408,513
--------------------------------------------------------------------------------
1.    The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.
2.    The inception date of Class N shares was March 1, 2001.

--------------------------------------------------------------------------------
Fiscal Year      Class A         Class B         Class C         Class N
                 Contingent      Contingent      Contingent      Contingent
                 Deferred Sales  Deferred Sales  Deferred Sales  Deferred
                 Charges         Charges         Charges         Sales Charges
                 Retained by     Retained by     Retained by     Retained by
Ended 8/31       Distributor     Distributor     Distributor     Distributor
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
      2001           $94,981       $12,539,280      $285,411          $109
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
      2002          $112,149       $12,100,308      $142,468         $6,564
--------------------------------------------------------------------------------

      For additional information about distribution of the Fund's shares, including fees and expenses, please refer to "Distribution and Service
Plans," below.

Distribution and Service Plans.  The Fund has adopted a Service Plan for
Class A shares and Distribution and Service Plans for Class B, Class C and
Class N shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund reimburses the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

      Each plan has been approved by a vote of the Board of Directors, including a majority of the Independent Directors1, cast in person at a meeting called for the purpose of voting on that plan.  The shareholder vote for the Distribution and Service Plan for Class N shares was cast by the
Manager as the sole initial holder of Class N shares of the Fund.

      Under the plans, the Manager and the Distributor may make payments to affiliates and in their sole discretion, from time to time, may use their own resources (at no direct cost to the Fund) to make payments to brokers, dealers or other financial institutions for distribution and administrative services they perform.

      Unless a plan is terminated as described below, the plan continues in effect from year to year but only if the Fund's Board of Directors and its
Independent Directors specifically vote annually to approve its continuance.
Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. A plan may be terminated at any time by the vote of a majority of the Independent Directors or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class.

      The Board of Directors and the Independent Directors must approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment.  Because Class B shares of the Fund automatically convert into Class A shares after six years, the Fund must obtain the approval of both Class A and Class B shareholders for a proposed material amendment to the Class A Plan that would materially increase payments under the Plan.  That approval must be by a "majority" (as defined in the Investment Company Act) of the shares of each class, voting separately by class.

      While the Plans are in effect, the Treasurer of the Fund shall provide separate written reports on the plans to the Board of Directors at least quarterly for its review.  The Reports shall detail the amount of all payments made under a plan and the purpose for which the payments were made.
Those reports are subject to the review and approval of the Independent
Directors.

      Each Plan states that while it is in effect, the selection and nomination of those Directors of the Fund's parent corporation who are not
"interested persons" of the corporation (or the Fund) is committed to the discretion of the Independent Directors.  This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the
Independent Directors.

      Under the plans for a class, no payment will be made to any recipient in any quarter in which the aggregate net asset value of all Fund shares of that class held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Independent Directors.  The Board of Directors has set no minimum amount of assets to qualify for payments under the plans.

         |_|      Class A Service Plan.  Under the Class A service plan, the
Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions (they are referred to as
"recipients") for personal services and account maintenance services they provide for their customers who hold Class A shares. The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the
Fund or the Distributor. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of
Class A shares. The Board has set the rate at that level. While the plan permits the Board to authorize payments to the Distributor to reimburse itself for services under the plan, the Board has not yet done so. The
Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares held in the accounts of the recipients or their customers.

      With  respect to  purchases  of Class A shares  subject to a  contingent deferred sales charge by certain  retirement  plans that purchased such shares
prior  to  March  1,   2001   ("grandfathered   retirement   accounts"),   the
Distributor  currently  intends  to  pay  the  service  fee to  Recipients  in advance  for the first year after the  shares are  purchased.  After the first year shares are  outstanding,  the  Distributor  makes service fee payments to
Recipients  quarterly  on those  shares.  The advance  payment is based on the net asset value of shares  sold.  Shares  purchased by exchange do not qualify for  the  advance  service  fee  payment.  If  Class  A  shares  purchased  by grandfathered  retirement  accounts are  redeemed  during the first year after their  purchase,  the  Recipient  of the service  fees on those shares will be obligated to repay the  Distributor a pro rata portion of the advance  payment of the service fee made on those shares.

      For the fiscal year ended August 31, 2002 payments under the Class A
Plan totaled $17,613,557, all of which was paid by the Distributor to recipients. That included $903,757 paid  to an affiliate of the Distributor's parent company.  Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. The Distributor may not use payments received under the
Class A Plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.

      |_| Class B, Class C and Class N Service and Distribution Plan.  Under
each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B, Class C and Class N plans allow the Distributor to be compensated at a flat rate for its services and costs in distributing Class B, Class C and Class N shares and servicing accounts, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.  The types of services that recipients provide are similar to the services provided under the Class A service plan, described above.

      Each plan permits the Distributor to retain both the asset-based sales charges and the service fees or to pay recipients the service fee on a quarterly basis, without payment in advance. However, the Distributor currently intends to pay the service fee to recipients in advance for the first year after the shares are purchased. After the first year shares are outstanding, the Distributor makes service fee payments quarterly on those shares. The advance payment is based on the net asset value of shares sold.
Shares purchased by exchange do not qualify for the advance service fee payment.  If Class B, Class C or Class N shares are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment of the service fee made on those shares.

      The Distributor retains the asset-based sales charge on Class B shares.
The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding.  It pays the asset-based sales charge as an ongoing concession to the recipient on Class C shares outstanding for a year or more.  The Distributor retains the asset based sales charge on Class N shares.  If a dealer has a special agreement with the
Distributor, the Distributor will pay the Class B, Class C and/or Class N service fee and the asset-based sales charge to the dealer quarterly in lieu of paying the sales concessions and service fee in advance at the time of purchase.

    The asset-based sales charges on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.  The Fund pays the asset-based sales charges to the Distributor for its services rendered in distributing Class B, Class C and Class N shares.  The payments are made to the Distributor in recognition that the Distributor:

o     pays sales concessions to authorized brokers and dealers at the time of sale and pays service fees as described above,
o     may finance payment of sales concessions and/or the advance of the service fee payment to recipients under the plans, or may provide such financing from its own resources or from the resources of an affiliate,
o     employs personnel to support distribution of Class B, Class C and Class
      N shares, and
o     bears the costs of sales literature, advertising and prospectuses
      (other than those furnished to current shareholders) and state "blue sky" registration fees and certain other distribution expenses,
o     may not be able to adequately compensate dealers that sell Class B,
      Class C and Class N shares without receiving payment under the plans and therefore may not be able to offer such Classes for sale absent the plans,
o     receives payments under the plans consistent with the service fees and asset-based sales charges paid by other non-proprietary funds that charge 12b-1 fees,
o     may use the payments under the plan to include the Fund in various third-party distribution programs that may increase sales of Fund shares,
o     may experience increased difficulty selling the Fund's shares if payments under the plan are discontinued because most competitor funds have plans that pay dealers for rendering distribution services as much or more than the amounts currently being paid by the Fund, and
o     may not be able to continue providing, at the same or at a lesser cost, the same quality distribution sales efforts and services, or to obtain such services from brokers and dealers, if the plan payments were to be discontinued.

      When Class B, Class C or Class N shares are sold without the designation of a broker-dealer, the Distributor is automatically designated as the broker-dealer of record. In those cases, the Distributor retains the service fee and asset-based sales charge paid on Class B, Class C and Class N shares.

    The Distributor's actual expenses in selling Class B, Class C and Class N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and from the Fund under the plans.
If either the Class B, Class C or Class N plan is terminated by the Fund, the
Board of Directors may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated.

---------------------------------------------------------------------------------
      Distribution Fees Paid to the Distributor for the Year Ended 8/31/02
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class:        Total          Amount         Distributor's       Distributor's
                                                                Unreimbursed
                                            Aggregate           Expenses as %
              Payments       Retained by    Unreimbursed        of Net Assets
              Under Plan     Distributor    Expenses Under Plan of Class
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class B Plan   $46,128,366    $35,752,4001      $73,751,303          2.10%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class C Plan   $14,335,613    $1,548,1432       $23,950,792          2.00%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class N Plan    $ 140,215      $136,9643         $958,649            2.21%
---------------------------------------------------------------------------------
1.    Includes $445,110 paid to an affiliate of the Distributor's parent company.
2.    Includes $300,131 paid to an affiliate of the Distributor's parent company.
3.    Includes $220 paid to an affiliate of the Distributor's parent company.

      All payments under the Class B, Class C and Class N plans are subject to the limitations imposed by the Conduct Rules of the National Association of Securities Dealers, Inc. on payments of asset-based sales charges and service fees.

Performance of the Fund

Explanation of Performance Terminology.  The Fund uses a variety of terms to illustrate its investment performance. Those terms include "cumulative total return," "average annual total return," "average annual total return at net asset value" and "total return at net asset value." An explanation of how total returns are calculated is set forth below.  The charts below show the
Fund's performance as of the Fund's most recent fiscal year end. You can obtain current performance information by calling the Fund's Transfer Agent at 1.800.225.5677 or by visiting the OppenheimerFunds Internet website at
www.oppenheimerfunds.com.

      The Fund's illustrations of its performance data in advertisements must comply with rules of the Securities and Exchange Commission.  Those rules describe the types of performance data that may be used and how it is to be calculated.  In general, any advertisement by the Fund of its performance data must include the average annual total returns for the advertised class of shares of the Fund. Those returns must be shown for the 1-, 5- and 10-year periods (or the life of the class, if less) ending as of the most recently ended calendar quarter prior to the publication of the advertisement (or its submission for publication).

      Use of standardized performance calculations enables an investor to compare the Fund's performance to the performance of other funds for the same periods.  However, a number of factors should be considered before using the
Fund's performance information as a basis for comparison with other investments:

      o  Total returns measure the performance of a hypothetical account in the Fund over various periods and do not show the performance of each shareholder's account. Your account's performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time and price than the shares used in the model.
      o  An investment in the Fund is not insured by the FDIC or any other government agency.
      o  The Fund's performance returns do not reflect the effect of taxes on dividends and capital gains distributions.
      o  The principal value of the Fund's shares and total returns are not guaranteed and normally will fluctuate on a daily basis.
      o  When an investor's shares are redeemed, they may be worth more or less than their original cost.
      o  Total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future returns.

      The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different. That is because of the different kinds of expenses each class bears. The total returns of each class of shares of the Fund are affected by market conditions, the quality of the Fund's investments, the maturity of debt investments, the types of investments the Fund holds, and its operating expenses that are allocated to the particular class.

      |X|   Total Return Information.  There are different types of "total returns" to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. Because of differences in expenses for each class of shares, the total returns for each class are separately measured. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. The Fund uses standardized calculations for its total returns as prescribed by the SEC. The methodology is discussed below.

      In calculating total returns for Class A shares, the current maximum sales charge of 5.75% (as a percentage of the offering price) is deducted from the initial investment ("P") (unless the return is shown without sales charge, as described below).  For Class B shares, payment of the applicable contingent deferred sales charge is applied, depending on the period for which the return is shown: 5.0% in the first year, 4.0% in the second year,
3.0% in the third and fourth years, 2.0% in the fifth year, 1.0% in the sixth year and none thereafter. For Class C shares, the 1% contingent deferred sales charge is deducted for returns for the 1-year period. For Class N shares, the 1% contingent deferred sales charge is deducted for returns for the one year period, and total returns for the periods prior to 3.1.01 (the inception date for Class N shares) is based on the Fund's Class A returns, adjusted to reflect the higher Class N 12b-1 fees.  There is no sales charge on Class Y shares.

Average Annual Total Return.  The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years.  It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an Ending Redeemable Value
("ERV" in the formula) of that investment, according to the following formula:

------------------------------------------------------------------------------
                               [OBJECT OMITTED]
------------------------------------------------------------------------------

|_|   Average Annual Total Return (After Taxes on Distributions). The
"average annual total return (after taxes on distributions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes
(calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below)
held for a number of years ("n" in the formula) to achieve an ending value
("ATVD" in the formula) of that investment, after taking into account the effect of taxes on Fund distributions, but not on the redemption of Fund shares, according to the following formula:

    ATVD       - 1= Average Annual Total Return (After Taxes on
    ----
    1/n                         Distributions)
   P

|_|   Average Annual Total Return (After Taxes on Distributions and
Redemptions).  The "average annual total return (after taxes on distributions and redemptions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period and the effect of capital gains taxes or capital loss tax benefits (each calculated using the highest federal individual capital gains tax rate in effect on the redemption date) resulting from the redemption of the shares at the end of the period.
It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVDR" in the formula) of that investment, after taking into account the effect of taxes on fund distributions and on the redemption of Fund shares, according to the following formula:

      ATVDR        - 1= Average Annual Total Return (After Taxes on
  -   -----
     1/n                    Distributions and Redemption)
     P

         |_|      Cumulative Total Return.  The "cumulative total return"
calculation measures the change in value of a hypothetical investment of
$1,000 over an entire period of years.  Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis.  Cumulative total return is determined as follows:

------------------------------------------------------------------------------
                               [OBJECT OMITTED]
------------------------------------------------------------------------------
         |_|      Total Returns at Net Asset Value.  From time to time the
Fund may also quote a cumulative or an average annual total return "at net asset value" (without deducting sales charges) for Class A, Class B, Class C or Class N shares.  There is no sales charge on Class Y Shares.  Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares
(without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

---------------------------------------------------------------------------------
             The Fund's Total Returns for the Periods Ended 8/31/02
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class of  Cumulative Total  Average Annual Total Returns
          Returns (10
          years or Life of
Shares    Class)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
                                 1-Year            5-Year           10-Year
                                                     (or              (or
                                               life-of-class)    life-of-class)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
          After    Without  After    Without  After    Without  After   Without
          Sales    Sales    Sales    Sales    Sales    Sales    Sales   Sales
          Charge   Charge   Charge   Charge   Charge   Charge   Charge  Charge
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class A   223.75%  243.51%  -17.91%  -12.90%  0.86%    2.06%    12.47%  13.13%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class B   87.11%2  87.11%2  -17.89%  -13.58%  0.99%    1.29%    8.24%2  8.24%2
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class C   91.80%3  91.80%3  -14.45%  -13.58%  1.30%    1.30%    7.73%3  7.73%3
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class N   -19.69%4 -18.88%4 -14.01%  -13.15%  -13.60%4 -13.02%4 N/A     N/A
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class Y   N/A      38.54%5  N/A
                                     -12.74%  N/A      2.25%    N/A     5.75%5
---------------------------------------------------------------------------------
1. Inception of Class A:      02/03/88
2. Inception of Class B:      10/03/94
3. Inception of Class C:      12/01/93
4. Inception of Class N:      03/01/01
5. Inception of Class Y:      11/01/96

---------------------------------------------------------------------------------
     Average Annual Total Returns for Class A Shares1 (After Sales Charge)
                         For the Periods Ended 8/31/02
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
                                 1-Year           5-Year            10 Year
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
After Taxes on                  -18.00%           -0.53%            10.36%
Distributions
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
After Taxes on
Distributions and                  -10.87%         0.62%             9.85%
Redemption of Fund Shares
---------------------------------------------------------------------------------
  1. Inception of Class A shares: 02/03/88

Other Performance Comparisons.  The Fund compares its performance annually to that of an appropriate broadly-based market index in its Annual Report to shareholders. You can obtain that information by contacting the Transfer
Agent at the addresses or telephone numbers shown on the cover of this
Statement of Additional Information. The Fund may also compare its performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities. Examples of these performance comparisons are set forth below.

      |_|   Lipper Rankings.  From time to time the Fund may publish the ranking of the performance of its classes of shares by Lipper, Inc.
("Lipper").  Lipper is a widely-recognized independent mutual fund monitoring service.  Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods based on categories based on investment styles.  The performance of the Fund is ranked by Lipper against all other large-cap growth funds. The Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration.  Lipper also publishes "peer-group" indices of the performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories.

         |_|      Morningstar Rankings.  From time to time the Fund may
publish the star ranking of the performance of its classes of shares by
Morningstar, Inc., an independent mutual fund monitoring service.
Morningstar ranks mutual funds in their specialized market sector.  The Fund is ranked among the large blend category.

      For each fund with at least a three-year history; Morningstar calculates a Morningstar Rating(TM)based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance
(including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance.
The top 10% of funds in each category receive 5 stars, the next 22.5% receive
4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star.  (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-and ten-year (if applicable) Morningstar
Rating metrics.

|_|   Performance Rankings and Comparisons by Other Entities and
            Publications.
From time to time the Fund may include in its advertisements and sales literature performance information about the Fund cited in newspapers and other periodicals such as The New York Times, The Wall Street Journal,
Barron's, or similar publications. That information may include performance quotations from other sources, including Lipper and Morningstar.  The performance
of the Fund's classes of shares may be compared in publications to the performance of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

      Investors may also wish to compare the returns on the Fund's share classes to the return on fixed-income investments available from banks and thrift institutions. Those include certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills.
However, the Fund's returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return.
Repayment of principal and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. government.

      From time to time, the Fund may publish rankings or ratings of the
Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the
Oppenheimer funds themselves.  Those ratings or rankings of shareholder and investor services by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services. They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

From time to time, the Fund may include in its advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of the fund and other Oppenheimer funds.  The combined account may be part of an illustration of an asset allocation model or similar presentation.  The account performance may combine total return performance of the fund and the total return performance of other Oppenheimer funds included in the account. Additionally, from time to time, the Fund's advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example,

o     information about the performance of certain securities or commodities markets or segments of those markets,
o     information about the performance of the economies of particular countries or regions,
o     the earnings of companies included in segments of particular industries, sectors, securities markets, countries or regions,
o     the availability of different types of securities or offerings of securities,
o     information relating to the gross national or gross domestic product of the United States or other countries or regions, comparisons of various market sectors or indices to demonstrate performance, risk, or other characteristics of the Fund.

ABOUT your account

How to Buy Shares

Additional information is presented below about the methods that can be used to buy shares of the Fund. Appendix C contains more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

AccountLink.  When shares are purchased through AccountLink, each purchase must be at least $25. Effective November 1, 2002, for any new Asset Builder
Plan, each purchase through AccountLink must be at least $50 and shareholders
                                                             ---
must invest at least $500 before an Asset Builder Plan can be established on a new account. Accounts established prior to November 1, 2001 will remain at
$25 for additional purchases. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing
House ("ACH") transfer to buy the shares.  Dividends will begin to accrue on shares purchased with the proceeds of ACH transfers on the business day the
Fund receives Federal Funds for the purchase through the ACH system before the close of The New York Stock Exchange. The Exchange normally closes at
4:00 P.M., but may close earlier on certain days.  If Federal Funds are received on a business day after the close of the Exchange, the shares will be purchased and dividends will begin to accrue on the next regular business day.  The proceeds of ACH transfers are normally received by the Fund three days after the transfers are initiated. If the proceeds of the ACH transfer are not received on a timely basis, the Distributor reserves the right to cancel the purchase order. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges.  As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and
brokers making such sales.  No sales charge is imposed in certain other circumstances described in Appendix C to this Statement of Additional
Information because the Distributor or dealer or broker incurs little or no selling expenses.

      |X|   Right of Accumulation.  To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you and your spouse can add together:
o     Class A and Class B shares you purchase for your individual accounts
            (including IRAs and 403(b) plans), or for your joint accounts, or for trust or custodial accounts on behalf of your children who are minors, and
o     Current purchases of Class A and Class B shares of the Fund and other
            Oppenheimer funds to reduce the sales charge rate that applies to current purchases of Class A shares, and
o     Class A and Class B shares of Oppenheimer funds you previously purchased subject to an initial or contingent deferred sales charge to reduce the sales charge rate for current purchases of
            Class A shares, provided that you still hold your investment in one of the Oppenheimer funds.

      A fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts. The Distributor will add the value, at current offering price, of the shares you previously purchased and currently own to the value of current purchases to determine the sales charge rate that applies. The reduced sales charge will apply only to current purchases. You must request it when you buy shares.

The Oppenheimer Funds.  The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor and currently include the following:

Oppenheimer Bond Fund                     Oppenheimer Municipal Bond Fund
Oppenheimer California Municipal Fund     Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Appreciation Fund     Oppenheimer New York Municipal Fund
Oppenheimer Capital Preservation Fund     Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Capital Income Fund           Oppenheimer Quest Balanced Value Fund
                                          Oppenheimer  Quest  Capital  Value Fund,
Oppenheimer Champion Income Fund          Inc.
                                          Oppenheimer  Quest  Global  Value  Fund,
Oppenheimer Convertible Securities Fund   Inc.
Oppenheimer Developing Markets Fund       Oppenheimer Quest Opportunity Value Fund
Oppenheimer Disciplined Allocation Fund   Oppenheimer Quest Value Fund, Inc.
Oppenheimer Discovery Fund                Oppenheimer Real Asset Fund
                                          Oppenheimer      Rochester      National
Oppenheimer Emerging Growth Fund          Municipals
Oppenheimer Emerging Technologies Fund    Oppenheimer Senior Floating Rate Fund
Oppenheimer Enterprise Fund               Oppenheimer Small Cap Value Fund
Oppenheimer Europe Fund                   Oppenheimer Strategic Income Fund
Oppenheimer Global Fund                   Oppenheimer Total Return Fund, Inc.
Oppenheimer Global Growth  Income Fund   Oppenheimer Trinity Core Fund
                                          Oppenheimer  Trinity  Large  Cap  Growth
Oppenheimer Gold  Special Minerals Fund  Fund
Oppenheimer Growth Fund                   Oppenheimer Trinity Value Fund
Oppenheimer High Yield Fund               Oppenheimer U.S. Government Trust
Oppenheimer International Bond Fund       Oppenheimer Value Fund
Oppenheimer International Growth Fund     Limited-Term New York Municipal Fund
Oppenheimer  International  Small Company
Fund                                      Rochester Fund Municipals
Oppenheimer Limited-Term Government Fund  OSM1- Gartmore Millennium Growth Fund II
Oppenheimer Limited Term Municipal Fund   OSM1 - Jennison Growth Fund

Oppenheimer  Main Street  Growth  Income OSM1 -  Mercury  Advisors  SP 500 Index
Fund                                      Fund
                                          OSM1 -  Mercury  Advisors  Focus  Growth
Oppenheimer Main Street Opportunity Fund  Fund
Oppenheimer Main Street Small Cap Fund    OSM1 - QM Active Balanced Fund
Oppenheimer MidCap Fund                   OSM1 - Salomon Brothers All Cap Fund
Oppenheimer Multiple Strategies Fund

And the following money market funds:

Centennial America Fund, L. P.            Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust
Centennial Government Trust               Oppenheimer Cash Reserves
Centennial Money Market Trust             Oppenheimer Money Market Fund, Inc.
1 - "OSM" stands for Oppenheimer Select Managers

      There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds described above except the money market funds.
Under certain circumstances described in this Statement of Additional
Information, redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

Letters of Intent.  Under a Letter of Intent, if you purchase Class A shares or Class A and Class B shares of the Fund and other Oppenheimer funds during a 13-month period, you can reduce the sales charge rate that applies to your purchases of Class A shares.  The total amount of your intended purchases of both Class A and Class B shares will determine the reduced sales charge rate for the Class A shares purchased during that period.  You can include purchases made up to 90 days before the date of the Letter.  Letters of
Intent do not consider Class C or Class N shares you purchase or may have purchased.

      A Letter of Intent is an investor's statement in writing to the
Distributor of the intention to purchase Class A shares or Class A and Class
B shares of the Fund (and other Oppenheimer funds) during a 13-month period
(the "Letter of Intent period"). At the investor's request, this may include purchases made up to 90 days prior to the date of the Letter.  The Letter states the investor's intention to make the aggregate amount of purchases of shares which, when added to the investor's holdings of shares of those funds, will equal or exceed the amount specified in the Letter.  Purchases made by reinvestment of dividends or distributions of capital gains and purchases made at net asset value without sales charge do not count toward satisfying the amount of the Letter.

      A Letter enables an investor to count the Class A and Class B shares purchased under the Letter to obtain the reduced sales charge rate on purchases of Class A shares of the Fund (and other Oppenheimer funds) that applies under the Right of Accumulation to current purchases of Class A shares.  Each purchase of Class A shares under the Letter will be made at the offering price (including the sales charge) that applies to a single lump-sum purchase of shares in the amount intended to be purchased under the Letter.

      In submitting a Letter, the investor makes no commitment to purchase shares. However, if the investor's purchases of shares within the Letter of
Intent period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases. That amount is described in "Terms of Escrow," below (those terms may be amended by the Distributor from time to time).  The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the Transfer Agent subject to the
Terms of Escrow.  Also, the investor agrees to be bound by the terms of the
Prospectus, this Statement of Additional Information and the application used for a Letter of Intent. If those terms are amended, as they may be from time to time by the Fund, the investor agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters of Intent.

      If the total eligible purchases made during the Letter of Intent period do not equal or exceed the intended purchase amount, the concessions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted to the rates applicable to actual total purchases.  If total eligible purchases during the
Letter of Intent period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the Prospectus, the sales charges paid will be adjusted to the lower rate.
That adjustment will be made only if and when the dealer returns to the
Distributor the excess of the amount of concessions allowed or paid to the dealer over the amount of concessions that apply to the actual amount of purchases.  The excess concessions returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the
Distributor's receipt thereof.

      The Transfer Agent will not hold shares in escrow for purchases of shares of the Fund and other Oppenheimer funds by OppenheimerFunds prototype
401(k) plans under a Letter of Intent. If the intended purchase amount under a Letter of Intent entered into by an OppenheimerFunds prototype 401(k) plan is not purchased by the plan by the end of the Letter of Intent period, there will be no adjustment of concessions paid to the broker-dealer or financial institution of record for accounts held in the name of that plan.

      In determining the total amount of purchases made under a Letter, shares redeemed by the investor prior to the termination of the Letter of
Intent period will be deducted.  It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter in placing any purchase orders for the investor during the Letter of Intent period.  All of such purchases must be made through the Distributor.

      |X|   Terms of Escrow That Apply to Letters of Intent.

      1. Out of the initial purchase (or subsequent purchases if necessary)
made pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended purchase amount specified in the Letter shall be held in escrow by the Transfer Agent.  For example, if the intended purchase amount is $50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the offering price adjusted for a $50,000 purchase).  Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

      2. If the total minimum investment specified under the Letter is completed within the 13-month Letter of Intent period, the escrowed shares will be promptly released to the investor.

      3. If, at the end of the 13-month Letter of Intent period the total purchases pursuant to the Letter are less than the intended purchase amount specified in the Letter, the investor must remit to the Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time.  That sales charge adjustment will apply to any shares redeemed prior to the completion of the
Letter.  If the difference in sales charges is not paid within twenty days after a request from the Distributor or the dealer, the Distributor will, within sixty days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges.  Full and fractional shares remaining after such redemption will be released from escrow.  If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

      4. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

5.    The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include:
(a)   Class A shares sold with a front-end sales charge or subject to a Class
            A contingent deferred sales charge,
(b)   Class B shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and
(c)   Class A or Class B shares acquired by exchange of either (1) Class A shares of one of the other Oppenheimer funds that were acquired subject to a Class A initial or contingent deferred sales charge or (2) Class B shares of one of the other Oppenheimer funds that were acquired subject to a contingent deferred sales charge.

      6. Shares held in escrow hereunder will automatically be exchanged for shares of another fund to which an exchange is requested, as described in the section of the Prospectus entitled "How to Exchange Shares" and the escrow will be transferred to that other fund.

Asset Builder Plans.  To establish an Asset Builder Plan to buy shares directly from a bank account, you must enclose a check (the minimum is $25)
for the initial purchase with your application. Currently, the minimum investment is $25 to establish an Asset Builder Plan, and will remain at $25 for those accounts established prior to November 1, 2002. However, as described above under "AccountLink," for Asset Builder Plans established on or after November 1, 2002, the minimum investment for new Asset Builder Plans will increase to $50, each purchase must be at least $50 and shareholders
                                                         ---
must invest at least $500 before an Asset Builder Plan can be established.
Shares purchased by Asset Builder Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in the
Prospectus.  Asset Builder Plans are available only if your bank is an ACH member.  Asset Builder Plans may not be used to buy shares for
OppenheimerFunds employer-sponsored qualified retirement accounts. Asset
Builder Plans also enable shareholders of Oppenheimer Cash Reserves to use their fund account to make monthly automatic purchases of shares of up to four other Oppenheimer funds.

      If you make payments from your bank account to purchase shares of the
Fund, your bank account will be debited automatically.  Normally the debit will be made two business days prior to the investment dates you selected on your application.  Neither the Distributor, the Transfer Agent nor the Fund
shall be responsible for any delays in purchasing shares that result from delays in ACH transmissions.

      Before you establish Asset Builder payments, you should obtain a prospectus of the selected fund(s) from your financial advisor (or the
Distributor) and request an application from the Distributor.  Complete the application and return it.  You may change the amount of your Asset Builder payment or you can terminate these automatic investments at any time by writing to the Transfer Agent.  The Transfer Agent requires a reasonable period (approximately 10 days) after receipt of your instructions to implement them.  The Fund reserves the right to amend, suspend or discontinue offering Asset Builder plans at any time without prior notice.

Retirement Plans. Certain types of retirement plans are entitled to purchase shares of the Fund without sales charge or at reduced sales charge rates, as described in Appendix C to this Statement of Additional Information. Certain special sales charge arrangements described in that Appendix apply to retirement plans whose records are maintained on a daily valuation basis by
Merrill Lynch Pierce Fenner  Smith, Inc. ("Merrill Lynch") or an independent record keeper that has a contract or special arrangement with Merrill Lynch.
If on the date the plan sponsor signed the Merrill Lynch record keeping service agreement the plan has less than $3 million in assets (other than assets invested in money market funds) invested in applicable investments, then the retirement plan may purchase only Class B shares of the Oppenheimer funds. Any retirement plans in that category that currently invest in Class B shares of the Fund will have their Class B shares converted to Class A shares of the Fund when the plan's applicable investments reach $5 million.
OppenheimerFunds has entered into arrangements with certain record keepers whereby the Transfer Agent compensates the record keeper for its record keeping and account servicing functions that it performs on behalf of the participant level accounts of a retirement plan.  While such compensation may act to reduce the record keeping fees charged by the retirement plan's record keeper, that compensation arrangement may be terminated at any time, potentially affecting the record keeping fees charged by the retirement plan's record keeper.

Cancellation of Purchase Orders.  Cancellation of purchase orders for the
Fund's shares (for example, when a purchase check is returned to the Fund unpaid) causes a loss to be incurred when the net asset values of the Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.

Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund.  However, each class has different shareholder privileges and features.  The net income attributable to Class B, Class C or Class N shares and the dividends payable on Class B,
Class C or Class N shares will be reduced by incremental expenses borne solely by that class. Those expenses include the asset-based sales charges to which Class B, Class C and Class N shares are subject.

      The availability of different classes of shares permits an investor to choose the method of purchasing shares that is more appropriate for the investor. That may depend on the amount of the purchase, the length of time the investor expects to hold shares, and other relevant circumstances. Class
A shares normally are sold subject to an initial sales charge. While Class B,
Class C and Class N shares have no initial sales charge, the purpose of the deferred sales charge and asset-based sales charge on Class B, Class C and
Class N shares is the same as that of the initial sales charge on Class A shares - to compensate the Distributor and brokers, dealers and financial institutions that sell shares of the Fund.  A salesperson who is entitled to receive compensation from his or her firm for selling Fund shares may receive different levels of compensation for selling one class of shares rather than another.

      The Distributor will not accept any order in the amount of $500,000 or more for Class B shares or $1 million or more for Class C shares on behalf of a single investor (not including dealer "street name" or omnibus accounts).
That is because generally it will be more advantageous for that investor to purchase Class A shares of the Fund.

Class A Shares Subject to a Contingent Deferred Sales Charge. For purchases of Class A shares at net asset value whether or not subject to a contingent deferred sales charge as described in the Prospectus, no sales concessions will be paid to the broker-dealer of record, as described in the Prospectus, on sales of Class A shares purchased with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor, if the purchase occurs more than 30 days after the Oppenheimer funds are added as an investment option under that plan. Additionally, that concession will not be paid on purchases of Class A shares by a retirement plan made with the redemption proceeds of Class N shares of one or more Oppenheimer funds held by the plan for more than 18 months.

      |X|   Class B Conversion. Under current interpretations of applicable federal income tax law by the Internal Revenue Service, the conversion of
Class B shares to Class A shares after six years is not treated as a taxable event for the shareholder. If those laws or the IRS interpretation of those laws should change, the automatic conversion feature may be suspended. In that event, no further conversions of Class B shares would occur while that suspension remained in effect.  Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

      |X|   Availability of Class N Shares.  In addition to the description of the types of retirement plans which may purchase Class N shares contained in the prospectus, Class N shares also are offered to the following:
o     to all rollover IRAs (including SEP IRAs and SIMPLE IRAs),
o     to all rollover contributions made to Individual 401(k) plans,
            Profit-Sharing Plans and Money Purchase Pension Plans,
o     to all direct rollovers from OppenheimerFunds-sponsored Pinnacle and
            Ascender retirement plans,
o     to all trustee-to-trustee IRA transfers,
o     to all 90-24 type 403(b) transfers,
o     to Group Retirement Plans (as defined in Appendix C to this Statement of Additional Information) which have entered into a special agreement with the Distributor for that purpose,
o     to Retirement Plans qualified under Sections 401(a) or 401(k) of the
            Internal Revenue Code, the recordkeeper or the plan sponsor for which has entered into a special agreement with the Distributor,
o     to Retirement Plans of a plan sponsor where the aggregate assets of all such plans invested in the Oppenheimer funds is $500,000 or more,
o     to OppenheimerFunds-sponsored Ascender 401(k) plans that pay for the purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds.
o     to certain customers of broker-dealers and financial advisors that are identified in a special agreement between the broker-dealer or financial advisor and the Distributor for that purpose.

      The sales concession and the advance of the service fee, as described in the Prospectus, will not be paid to dealers of record on sales of Class N shares on:
o     purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds
            (other than rollovers from an OppenheimerFunds-sponsored Pinnacle or Ascender 401(k) plan to any IRA invested in the Oppenheimer funds),
o     purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the redemption proceeds of  Class C shares of one or more Oppenheimer funds held by the plan for more than one year (other than rollovers from an
            OppenheimerFunds-sponsored Pinnacle or Ascender 401(k) plan to any IRA invested in the Oppenheimer funds), and
o     on purchases of Class N shares by an OppenheimerFunds-sponsored
            Pinnacle or Ascender 401(k) plan made with the redemption
            proceeds of Class A shares of one or more Oppenheimer funds.

      No sales concessions will be paid to the broker-dealer of record, as described in the Prospectus, on sales of Class N shares purchased with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor, if the purchase occurs more than 30 days after the Oppenheimer funds are added as an investment option under that plan.

      |X|   Allocation of Expenses. The Fund pays expenses related to its daily operations, such as custodian fees, Directors' fees, transfer agency fees, legal fees and auditing costs.  Those expenses are paid out of the
Fund's assets and are  not paid directly by shareholders.  However, those expenses reduce the net asset values of shares, and therefore are indirectly borne by shareholders through their investment.

      The methodology for calculating the net asset value, dividends and distributions of the Fund's share classes recognizes two types of expenses.
General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class.  Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses,
Statements of Additional Information and other materials for current shareholders, fees to unaffiliated Directors, custodian expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

      Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class.  Examples of such expenses include distribution and  service plan (12b-1) fees, transfer and shareholder servicing agent fees and expenses, and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class).

Account Fees. As stated in the Prospectus, a $12 annual fee is charged on any account valued at less than $500.  This fee will not be charged for:
o     Accounts that have balances below $500 due to the automatic conversion of shares from Class B to Class A shares;
o     Accounts with an active Asset Builder Plan, payroll deduction plan or a military allotment plan;
o     OppenheimerFunds-sponsored group retirement accounts that are making continuing purchases;
o     Certain accounts held by broker-dealers through the National Securities
      Clearing Corporation; and
o     Accounts that fall below the $500 threshold due solely to market fluctuations within the 12-month period preceding the date the fee is deducted.

      The first fee is charged annually on or about the second to last business day of September.  This annual fee will be waived for any shareholders who elect to access their account documents through electronic document delivery rather than in paper copy and who elect to utilize the
Internet or PhoneLink as their primary source for their general servicing needs.  To sign up to access account documents electronically via eDocs
Direct, please visit the Service Center on our website at
WWW.OPPENHEIMERFUNDS.COM or call 1.888.470.0862 for instructions.
------------------------

Determination of Net Asset Values Per Share.  The net asset values per share of each class of shares of the Fund are determined as of the close of business of The New York Stock Exchange ("the Exchange") on each day that the
Exchange is open. The calculation is done by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding.  The Exchange normally closes at 4:00 P.M., Eastern time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before a U.S. holiday).  All references to time in this Statement of Additional Information mean "Eastern time." The
Exchange's most recent annual announcement (which is subject to change)
states that it will close on New Year's Day, Martin Luther King, Jr. Day,
Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day,
Thanksgiving Day and Christmas Day.  It may also close on other days.

      Dealers other than Exchange members may conduct trading in certain securities on days on which the Exchange is closed (including weekends and holidays) or after 4:00 P.M. on a regular business day. Because the Fund's net asset values will not be calculated on those days, the Fund's net asset values per share may be significantly affected on such days when shareholders may not purchase or redeem shares.  Additionally, trading on European and
Asian stock exchanges and over-the-counter markets normally is completed before the close of the New York Stock Exchange.

      Changes in the values of securities traded on foreign exchanges or markets as a result of events that occur after the prices of those securities are determined, but before the close of The New York Stock Exchange, will not be reflected in the Fund's calculation of its net asset values that day unless the Manager determines that the event is likely to effect a material change in the value of the security. The Manager, or an internal valuation committee established by the Manager, as applicable, may establish a valuation, under procedures established by the Board and subject to the approval, ratification and confirmation by the Board at its next ensuing meeting.

      |X|   Securities Valuation.  The Fund's Board of Directors has
established procedures for the valuation of the Fund's securities. In general those procedures are as follows:
o     Equity securities traded on a U.S. securities exchange or on Nasdaq(R)
are valued as follows:
(1)   if last sale information is regularly reported, they are valued at the last reported sale price on the principal exchange on which they are traded or on Nasdaq, as applicable, on that day, or
(2)   if last sale information is not available on a valuation date, they are valued at the last reported sale price preceding the valuation date if it is within the spread of the closing "bid" and
               "asked" prices on the valuation date or, if not,  at the
               closing "bid" price on the valuation date.
o     Equity securities traded on a foreign securities exchange generally are valued in one of the following ways:
(1)   at the last sale price available to the pricing service approved by the
               Board of Directors, or
(2)   at the last sale price obtained by the Manager from the report of the principal exchange on which the security is traded at its last trading session on or immediately before the valuation date, or
(3)   at the mean between the "bid" and "asked" prices obtained from the principal exchange on which the security is traded or, on the basis of reasonable inquiry, from two market makers in the security.
o     Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Fund's Board of
Directors or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.
o     The following securities are valued at the mean between the "bid" and
"asked" prices determined by a pricing service approved by the Fund's Board of Directors or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:
(1)   debt instruments that have a maturity of more than 397 days when issued,
(2)   debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and
(3)   non-money market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.
o     The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts:
(1)   money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued that have a
               remaining maturity of 60 days or less, and
(2)   debt instruments held by a money market fund that have a remaining maturity of 397 days or less.
o     Securities (including restricted securities) not having
readily-available market quotations are valued at fair value determined under the Board's procedures.  If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the
"bid" and "asked" prices provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

      In the case of U.S. government securities, mortgage-backed securities, corporate bonds and foreign government securities, when last sale information is not generally available, the Manager may use pricing services approved by the Board of Directors. The pricing service may use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield and maturity. Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities).  The Manager will monitor the accuracy of the pricing services. That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

      The closing prices in the London foreign exchange market on a particular business day that are provided to the Manager by a bank, dealer or pricing service that the Manager has determined to be reliable are used to value foreign currency, including forward contracts, and to convert to U.S.
dollars securities that are denominated in foreign currency.

      Puts, calls, and futures are valued at the last sale price on the principal exchange on which they are traded or on Nasdaq, as applicable, as determined by a pricing service approved by the Board of Directors or by the
Manager.  If there were no sales that day, they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "asked" prices on the principal exchange or on Nasdaq on the valuation date. If not, the value shall be the closing bid price on the principal exchange or on Nasdaq on the valuation date.  If the put, call or future is not traded on an exchange or on Nasdaq, it shall be valued by the mean between "bid" and "asked" prices obtained by the Manager from two active market makers. In certain cases that may be at the "bid" price if no "asked"
price is available.

      When the Fund writes an option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as an asset. An equivalent credit is included in the liability section.  The credit is adjusted ("marked-to-market") to reflect the current market value of the option. In determining the Fund's gain on investments, if a call or put written by the Fund is exercised, the proceeds are increased by the premium received.  If a call or put written by the Fund expires, the Fund has a gain in the amount of the premium. If the Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction.  If the
Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the
Fund.

How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Sending Redemption Proceeds by Federal Funds Wire.  The Federal Funds wire of redemption proceeds may be delayed if the Fund's custodian bank is not open for business on a day when the Fund would normally authorize the wire to be made, which is usually the Fund's next regular business day following the redemption.  In those circumstances, the wire will not be transmitted until the next bank business day on which the Fund is open for business.  No dividends will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire.

Reinvestment Privilege.  Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of:
o     Class A shares purchased subject to an initial sales charge or Class A shares on which a contingent deferred sales charge was paid, or
o     Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

      The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below.
Reinvestment will be at the net asset value next computed after the Transfer
Agent receives the reinvestment order.  The shareholder must ask the Transfer
Agent for that privilege at the time of reinvestment. This privilege does not apply to Class C, Class N or Class Y shares. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

      Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain.  If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment.  Under the Internal Revenue Code, if the redemption proceeds of Fund shares on which a sales charge was paid are reinvested in shares of the Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the
Fund that were redeemed may not include the amount of the sales charge paid.
That would reduce the loss or increase the gain recognized from the redemption.  However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind". The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, under certain circumstances, the Board of Directors of the Fund may determine that it would be detrimental to the best interests of the remaining shareholders of the
Fund to make payment of a redemption order wholly or partly in cash. In that case, the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

      The Fund has elected to be governed by Rule 18f-1 under the Investment
Company Act. Under that rule, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities described above under "Determination of Net Asset Values
Per Share." That valuation will be made as of the time the redemption price is determined.

Involuntary Redemptions. The Fund's Board of Directors has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $500 or such lesser amount as the Board may fix.  The Board will not cause the involuntary redemption of shares in an account if the aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations.
If the Board exercises this right, it may also fix the requirements for any notice to be given to the shareholders in question (not less than 30 days).
The Board may alternatively set requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed

Transfers of Shares.  A transfer of shares to a different registration is not an event that triggers the payment of sales charges. Therefore, shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares.  When shares subject to a contingent deferred sales charge are transferred, the transferred shares will remain subject to the contingent deferred sales charge. It will be calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder.

      If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the Prospectus under "How to Buy Shares" for the imposition of the Class B,
Class C and Class N contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Distributions From Retirement Plans.  Requests for distributions from
OppenheimerFunds-sponsored IRAs, SEP-IRAs, SIMPLE IRAs, 403(b)(7) custodial plans, 401(k) plans or pension or profit-sharing plans should be addressed to
"Trustee, OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its
address listed in "How To Sell Shares" in the Prospectus or on the back cover of this Statement of Additional Information.  The request must:
(1)   state the reason for the distribution;
(2)   state the owner's awareness of tax penalties if the distribution is premature; and
(3)   conform to the requirements of the plan and the Fund's other redemption requirements.

      Participants (other than self-employed plan sponsors) in
OppenheimerFunds-sponsored pension or profit-sharing plans with shares of the
Fund held in the name of the plan or its fiduciary may not directly request redemption of their accounts.  The plan administrator or fiduciary must sign the request.

      Distributions from pension and profit sharing plans are subject to special requirements under the Internal Revenue Code and certain documents
(available from the Transfer Agent) must be completed and submitted to the
Transfer Agent before the distribution may be made.  Distributions from retirement plans are subject to withholding requirements under the Internal
Revenue Code, and IRS Form W-4P (available from the Transfer Agent) must be submitted to the Transfer Agent with the distribution request, or the distribution may be delayed.  Unless the shareholder has provided the
Transfer Agent with a certified tax identification number, the Internal
Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld.  The Fund, the Manager, the
Distributor, and the Transfer Agent assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

Special Arrangements for Repurchase of Shares from Dealers and Brokers.  The
Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers.  Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the
Distributor receives an order placed by the dealer or broker. However, if the
Distributor receives a repurchase order from a dealer or broker after the close of The New York Stock Exchange on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the Exchange closes.
Normally, the Exchange closes at 4:00 P.M., but may do so earlier on some days. Additionally, the order must have been transmitted to and received by the Distributor prior to its close of business that day (normally 5:00
P.M.).

      Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form. The signature(s) of the registered owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic Withdrawal and Exchange Plans.  Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares
(having a value of at least $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan.  Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment.  Automatic withdrawals of up to
$1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record. Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days.  Required minimum distributions from
OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

      Payments are normally made by check, but shareholders having
AccountLink privileges (see "How To Buy Shares") may arrange to have
Automatic Withdrawal Plan payments transferred to the bank account designated on the account application or by signature-guaranteed instructions sent to the Transfer Agent.  Shares are normally redeemed pursuant to an Automatic
Withdrawal Plan three business days before the payment transmittal date you select in the account application.  If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly.

      The Fund cannot guarantee receipt of a payment on the date requested.
The Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice. Because of the sales charge assessed on Class A share purchases, shareholders should not make regular additional
Class A share purchases while participating in an Automatic Withdrawal Plan.
Class B, Class C and Class N shareholders should not establish automatic withdrawal plans, because of the potential imposition of the contingent deferred sales charge on such withdrawals (except where the Class B, Class C or Class N contingent deferred sales charge is waived as described in
Appendix C to this Statement of Additional Information).
      By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions that apply to such plans, as stated
below.  These provisions may be amended from time to time by the Fund and/or the Distributor.  When adopted, any amendments will automatically apply to existing Plans.

      |X|   Automatic Exchange Plans.  Shareholders can authorize the
Transfer Agent to exchange a pre-determined amount of shares of the Fund for shares (of the same class) of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange
Plan. The minimum amount that may be exchanged to each other fund account is
$25. Effective November 1, 2002, the minimum amount that may be exchanged to each other fund account is $50. Instructions should be provided on the
OppenheimerFunds Application or signature-guaranteed instructions. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to Exchange Shares" in the Prospectus and below in this Statement of Additional Information.

Automatic Withdrawal Plans.  Fund shares will be redeemed as necessary to meet withdrawal payments.  Shares acquired without a sales charge will be redeemed first. Shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments.  Depending upon the amount withdrawn, the investor's principal may be depleted.  Payments made under these plans should not be considered as a yield or income on your investment.

      The Transfer Agent will administer the investor's Automatic Withdrawal
Plan as agent for the shareholder(s) (the "Planholder") who executed the Plan authorization and application submitted to the Transfer Agent.  Neither the
Fund nor the Transfer Agent shall incur any liability to the Planholder for any action taken or not taken by the Transfer Agent in good faith to administer the Plan. Share certificates will not be issued for shares of the
Fund purchased for and
held under the Plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the
Transfer Agent with the Plan application so that the shares represented by the certificate may be held under the Plan.

      For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

      Shares will be redeemed to make withdrawal payments at the net asset value per share determined on the redemption date.  Checks or AccountLink payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment, according to the choice specified in writing by the Planholder.
Receipt of payment on the date selected cannot be guaranteed.

      The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent.  The
Planholder should allow at least two weeks' time after mailing such notification for the requested change to be put in effect.  The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the Plan. That notice must be in proper form in accordance with the requirements of the then-current
Prospectus of the Fund. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect and will mail a check for the proceeds to the Planholder.

      The Planholder may terminate a Plan at any time by writing to the
Transfer Agent.  The Fund may also give directions to the Transfer Agent to terminate a Plan. The Transfer Agent will also terminate a Plan upon its receipt of evidence satisfactory to it that the Planholder has died or is legally incapacitated. Upon termination of a Plan by the Transfer Agent or the Fund, shares that have not been redeemed will be held in uncertificated form in the name of the Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his or her executor or guardian, or another authorized person.

      To use shares held under the Plan as collateral for a debt, the
Planholder may request issuance of a portion of the shares in certificated form.  Upon written request from the Planholder, the Transfer Agent will determine the number of shares for which a certificate may be issued without causing the withdrawal checks to stop. However, should such uncertificated shares become exhausted, Plan withdrawals will terminate.

      If the Transfer Agent ceases to act as transfer agent for the Fund, the
Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the Plan.

How to Exchange Shares

As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer
funds. Shares of Oppenheimer funds that have a single class without a class designation are deemed "Class A" shares for this purpose. You can obtain a current list showing which funds offer which classes of shares by calling the
Distributor.

o     All of the Oppenheimer funds currently offer Class A, B, C, N and Y shares with the following exceptions:

      The following funds only offer Class A shares:
      Centennial America Fund, L.P.           Centennial Tax Exempt Trust
      Centennial California Tax Exempt Trust  Oppenheimer Money Market Fund, Inc
      Centennial Government Trust
      Centennial Money Market Trust
      Centennial New York Tax Exempt Trust

      The following funds do not offer Class N shares:
      Oppenheimer California Municipal Fund   Oppenheimer Pennsylvania
                                              Municipal Fund
      Oppenheimer Limited Term Municipal Fund Oppenheimer Rochester National
                                              Municipals
      Oppenheimer Municipal Bond Fund         Rochester Fund Municipals
      Oppenheimer New Jersey Municipal Fund   Oppenheimer Senior Floating Rate
                                              Fund
      Oppenheimer New York Municipal Fund     Limited Term New York Municipal
                                              Fund

      The following funds do not offer Class Y shares:
      Oppenheimer California Municipal Fund   Oppenheimer Limited Term
                                              Municipal Fund
      Oppenheimer Capital Income Fund         Oppenheimer New Jersey Municipal
                                              Fund
      Oppenheimer Cash Reserves               Oppenheimer New York Municipal
                                              Fund
      Oppenheimer Champion Income Fund        Oppenheimer Pennsylvania
                                              Municipal Fund
      Oppenheimer Convertible Securities Fund Oppenheimer Rochester National
                                              Municipals
      Oppenheimer Disciplined Allocation Fund Oppenheimer Senior Floating Rate
                                              Fund
      Oppenheimer Gold  Special Minerals     Oppenheimer Small Cap Value Fund
      Fund
      Oppenheimer International Small         Limited Term New York Municipal
      Company Fund                            Fund

o     Class Y shares of Oppenheimer Real Asset Fund may not be exchanged for shares of any other fund.
o     Class B, Class C and Class N shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through OppenheimerFunds-sponsored 401(k)
      plans.
o     Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for Class A shares of other Oppenheimer funds. They may not be acquired by exchange of shares of any class of any other
      Oppenheimer funds except Class A shares of Oppenheimer Money Market
      Fund or Oppenheimer Cash Reserves acquired by exchange of Class M shares.
o     Class X shares of Limited Term New York Municipal Fund may be exchanged only for Class B shares of other Oppenheimer funds and no exchanges may be made to Class X shares.
o     Shares of Oppenheimer Capital Preservation Fund may not be exchanged for shares of Oppenheimer Money Market Fund, Inc., Oppenheimer Cash
      Reserves or Oppenheimer Limited-Term Government Fund.  Only
      participants in certain retirement plans may purchase shares of
      Oppenheimer Capital Preservation Fund, and only those participants may exchange shares of other Oppenheimer funds for shares of Oppenheimer
      Capital Preservation Fund.
o     Class A shares of Oppenheimer Senior Floating Rate Fund are not available by exchange of shares of Oppenheimer Money Market Fund or
      Class A shares of Oppenheimer Cash Reserves.
o     Shares of Oppenheimer Select Managers Mercury Advisors SP Index Fund
      and Oppenheimer Select Managers QM Active Balanced Fund are only available to retirement plans and are available only by exchange from the same class of shares of other Oppenheimer funds held by retirement plans.
o     Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any money market fund offered by the Distributor. Shares of any money market fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge. They may also be used to purchase shares of Oppenheimer funds subject to an early withdrawal charge or contingent deferred sales charge.
o     Shares of Oppenheimer Money Market Fund, Inc. purchased with the redemption proceeds of shares of other mutual funds (other than funds managed by the Manager or its subsidiaries) redeemed within the 30 days prior to that purchase may subsequently be exchanged for shares of other Oppenheimer funds without being subject to an initial sales charge or contingent deferred sales charge. To qualify for that privilege, the investor or the investor's dealer must notify the
      Distributor of eligibility for this privilege at the time the shares of
      Oppenheimer Money Market Fund, Inc. are purchased. If requested, they must supply proof of entitlement to this privilege.
o     Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.
      The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law. It may be required to provide 60 days' notice prior to materially amending or terminating the exchange privilege. That 60 day notice is not required in extraordinary circumstances.

      |X|   How Exchanges Affect Contingent Deferred Sales Charges. No
contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge, with the following exceptions:

o     When Class A shares of any Oppenheimer fund (other than Rochester
National Municipals and Rochester Fund Municipals) acquired by exchange of
Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months measured from the beginning of the calendar month of the initial purchase of the exchanged
Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o     When Class A shares of Rochester National Municipals and Rochester Fund
Municipals acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 24 months of the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o     If any Class A shares of another Oppenheimer fund that are exchanged for Class A shares of Oppenheimer Senior Floating Rate Fund are subject to the Class A contingent deferred sales charge of the other Oppenheimer fund at the time of exchange, the holding period for that Class A contingent deferred sales charge will carry over to the Class A shares of Oppenheimer Senior
Floating Rate Fund acquired in the exchange. The Class A shares of
Oppenheimer Senior Floating Rate Fund acquired in that exchange will be subject to the Class A Early Withdrawal Charge of Oppenheimer Senior Floating
Rate Fund if they are repurchased before the expiration of the holding period.

o     When Class A shares of Oppenheimer Cash Reserves and Oppenheimer Money
Market Fund, Inc. acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within the Class A holding period of the fund from which the shares were exchanged, the Class A contingent deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

o     With respect to Class B shares, the Class B contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within six years of the initial purchase of the exchanged Class B shares.

o     With respect to Class C shares, the Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

o     With respect to Class N shares, a 1% contingent deferred sales charge will be imposed if the retirement plan (not including IRAs and 403(b) plans)
is terminated or Class N shares of all Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund or with respect to an individual retirement plan or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

o     When Class B, Class C or Class N shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B, Class C or Class N contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares.

      Shareholders owning shares of more than one class must specify which class of shares they wish to exchange.

      |X|   Limits on Multiple Exchange Orders. The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account.  The Fund may accept requests for exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege.

      |X|   Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investors must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy
(which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

Processing Exchange Requests. Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date").  Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds.
The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it. For example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund, the Fund may refuse the request.

      When you exchange some or all of your shares from one fund to another, any special account feature such as an Asset Builder Plan or Automatic
Withdrawal Plan, will be switched to the new fund account unless you tell the
Transfer Agent not to do so.  However, special redemption and exchange features such as Automatic Exchange Plans and Automatic Withdrawal Plans
cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.

      In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this
Statement of Additional Information, or would include shares covered by a share certificate that is not tendered with the request.  In those cases, only the shares available for exchange without restriction will be exchanged.

      The different Oppenheimer funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange.  For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another.  "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases.  The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends and Distributions. The Fund has no fixed dividend rate and there can be no assurance as to the payment of any dividends or the realization of any capital gains. The dividends and distributions paid by a class of shares will vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund or borne separately by a class. Dividends are calculated in the same manner, at the same time, and on the same day for each class of shares. However, dividends on Class B,
Class C and Class N shares are expected to be lower than dividends on Class A and Class Y shares. That is because of the effect of the asset-based sales charge on Class B, Class C and Class N shares. Those dividends will also differ in amount as a consequence of any difference in the net asset values of the different classes of shares.

     Dividends,  distributions  and  proceeds of the  redemption  of Fund shares represented  by checks  returned to the Transfer  Agent by the Postal Service as undeliverable  will be invested in shares of Oppenheimer Money Market Fund, Inc.
Reinvestment  will be made as  promptly  as  possible  after the  return of such checks  to the  Transfer  Agent,  to  enable  the  investor  to earn a return on otherwise  idle funds.  Unclaimed  accounts may be subject to state  escheatment laws, and the Fund and the Transfer Agent will not be liable to  shareholders or their representatives for compliance with those laws in good faith.

Tax Status of the Fund's Dividends, Distributions and Redemptions of Shares.
The federal tax treatment of the Fund's dividends and capital gains distributions is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the
Fund and its shareholders.

      The tax discussion in the Prospectus and this Statement of Additional
Information is based on tax law in effect on the date of the Prospectus and this Statement of Additional Information. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect. State and local tax treatment of ordinary income dividends and capital gain dividends from regulated investment companies may differ from the treatment under the Internal Revenue Code described below.
Potential purchasers of shares of the Fund are urged to consult their tax advisers with specific reference to their own tax circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Fund.

Qualification as a Regulated Investment Company.  The Fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal
Revenue Code of 1986, as amended.  As a regulated investment company, the
Fund is not subject to federal income tax on the portion of its net investment income (that is, taxable interest, dividends, and other taxable ordinary income, net of expenses) and capital gain net income (that is, the excess of net long-term capital gains over net short-term capital losses)
that it distributes to shareholders. That qualification enables the Fund to
"pass through" its income and realized capital gains to shareholders without having to pay tax on them. This avoids a "double tax" on that income and capital gains, since shareholders normally will be taxed on the dividends and capital gains they receive from the Fund (unless their Fund shares are held in a retirement account or the shareholder is otherwise exempt from tax).

      The Internal Revenue Code contains a number of complex tests relating to qualification that the Fund might not meet in a particular year. If it did not qualify as a regulated investment company, the Fund would be treated for tax purposes as an ordinary corporation and would receive no tax deduction for payments made to shareholders.

      To qualify as a regulated investment company, the Fund must distribute at least 90% of its investment company taxable income (in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year. The Fund must also satisfy certain other requirements of the Internal Revenue Code, some of which are described below.  Distributions by the Fund made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

      To qualify as a regulated investment company, the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and certain other income.

      In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company.  Under that test, at the close of each quarter of the
Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and securities of other issuers. As to each of those issuers, the Fund must not have invested more than 5% of the value of the Fund's total assets in securities of each such issuer and the Fund must not hold more than 10% of the outstanding voting securities of each such issuer. No more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.
For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as U.S.
government securities.

Excise Tax on Regulated Investment Companies. Under the Internal Revenue
Code, by December 31 each year, the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and
98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. If it does not, the Fund must pay an excise tax on the amounts not distributed. It is presently anticipated that the Fund will meet those requirements. To meet this requirement, in certain circumstances the Fund might be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.
However, the Board of Directors and the Manager might determine in a particular year that it would be in the best interests of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

Taxation   of  Fund   Distributions.   The   Fund   anticipates   distributing
substantially  all of its investment  company  taxable income for each taxable year. Those  distributions  will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes.

      Special provisions of the Internal Revenue Code govern the eligibility of the Fund's dividends for the dividends-received deduction for corporate shareholders.  Long-term capital gains distributions are not eligible for the deduction.  The amount of dividends paid by the Fund that may qualify for the deduction is limited to the aggregate amount of qualifying dividends that the
Fund derives from portfolio investments that the Fund has held for a minimum period, usually 46 days. A corporate shareholder will not be eligible for the deduction on dividends paid on Fund shares held for 45 days or less.  To the extent the Fund's dividends are derived from gross income from option premiums, interest income or short-term gains from the sale of securities or dividends from foreign corporations, those dividends will not qualify for the deduction.

      The Fund may either retain or distribute to shareholders its net capital gain for each taxable year.  The Fund currently intends to distribute any such amounts.  If net long term capital gains are distributed and designated as a capital gain distribution, it will be taxable to shareholders as a long-term capital gain and will be properly identified in reports sent to shareholders in January of each year. Such treatment will apply no matter how long the shareholder has held his or her shares or whether that gain was recognized by the Fund before the shareholder acquired his or her shares.

      If the Fund elects to retain its net capital gain, the Fund will be subject to tax on it at the 35% corporate tax rate.  If the Fund elects to retain its net capital gain, the Fund will provide to  shareholders of record on the last day of its taxable year information regarding their pro rata share of the gain and tax paid. As a result, each shareholder will be required to report his or her pro rata share of such gain on their tax return as long-term capital gain, will receive a refundable tax credit for his/her pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his/her shares by an amount equal to the deemed distribution less the tax credit.

      Investment income that may be received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source.
The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, taxes on such income.

      Distributions by the Fund that do not constitute ordinary income dividends or capital gain distributions will be treated as a return of capital to the extent of the shareholder's tax basis in their shares. Any excess will be treated as gain from the sale of those shares, as discussed below. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year. If prior distributions made by the Fund must be re-characterized as a non-taxable return of capital at the end of the fiscal year as a result of the effect of the Fund's investment policies, they will be identified as such in notices sent to shareholders.

      Distributions by the Fund will be treated in the manner described above regardless of whether the distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund).  Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

      The Fund will be required in certain cases to withhold 30% (29% for payments after December 31, 2003) of ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification
                                            -------
number or to properly certify that number when required, (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that the shareholder is not subject to backup withholding or is an "exempt recipient" (such as a corporation). All income and any tax withheld by the
Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year.

Tax Effects of Redemptions of Shares. If a shareholder redeems all or a portion of his/her shares, the shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares.  All or a portion of any loss recognized in that manner may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the redemption.

      In general, any gain or loss arising from the redemption of shares of the Fund will be considered capital gain or loss, if the shares were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year.  However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares. Special holding period rules under the Internal
Revenue Code apply in this case to determine the holding period of shares and there are limits on the deductibility of capital losses in any year.

Foreign Shareholders.  Under U.S. tax law, taxation of a shareholder who is a foreign person (to include, but not limited to, a nonresident alien individual, a foreign trust, a foreign estate, a foreign corporation, or a foreign partnership) primarily depends on whether the foreign person's income from the Fund is effectively connected with the conduct of a U.S. trade or business. Typically, ordinary income dividends paid from a mutual fund are not considered "effectively connected" income.

      Ordinary income dividends that are paid by the Fund (and are deemed not
"effectively connected income") to foreign persons will be subject to a U.S.
tax withheld by the Fund at a rate of 30%, provided the Fund obtains a properly completed and signed Certificate of Foreign Status. The tax rate may be reduced if the foreign person's country of residence has a tax treaty with the U.S. allowing for a reduced tax rate on ordinary income dividends paid by the Fund. All income and any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in
March of each year.

      If the ordinary income dividends from the Fund are effectively
                                                     ---
connected with the conduct of a U.S. trade or business, then the foreign person may claim an exemption from the U.S. tax described above provided the
Fund obtains a properly completed and signed Certificate of Foreign Status.
      If the foreign person fails to provide a certification of his/her foreign status, the Fund will be required to withhold U.S. tax at a rate of
30% (29% for payments after December 31, 2003) on ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any foreign person. All income and any tax withheld (in this situation) by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year.

      The tax consequences to foreign persons entitled to claim the benefits of an applicable tax treaty may be different from those described herein.
Foreign shareholders are urged to consult their own tax advisors or the U.S.
Internal Revenue Service with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of the U.S.
withholding taxes described above.

Dividend Reinvestment in Another Fund.  Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds listed above. Reinvestment will be made without sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution.
To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment. Otherwise the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account.
Dividends and/or distributions from shares of certain other Oppenheimer funds
(other than Oppenheimer Cash Reserves) may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor.  The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with
OppenheimerFunds Distributor, Inc., a subsidiary of the Manager that acts as the Fund's Distributor.  The Distributor also distributes shares of the other
Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is
a division of the Manager. It is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions. . It serves as the Transfer Agent for an annual per account fee. It also acts as shareholder servicing agent for the other Oppenheimer funds. Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian.  Citibank, N.A. is the custodian of the Fund's assets.  The custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund.  It is the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates.  The Fund's cash balances with the custodian in excess of $100,000 are not protected by federal deposit insurance.  Those uninsured balances at times may be substantial.

Independent Auditors. Deloitte  Touche, LLP are the independent auditors of the Fund. They audit the Fund's financial statements and perform other related audit services.  They also act as auditors for the Manager and for certain other funds advised by the Manager and its affiliates.

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
 OPPENHEIMER MAIN STREET GROWTH  INCOME FUND:

 We have audited the accompanying statement of assets and liabilities of
 Oppenheimer Main Street Growth  Income Fund, a series of Oppenheimer Main
 Street Funds, Inc., including the statement of investments, as of August 31,
 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated. These financial statements and financial highlights are the responsibility of the
 Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.
 We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
 Oppenheimer Main Street Growth  Income Fund, a series of Oppenheimer Main
 Street Funds, Inc., as of August 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United
 States of America.

 DELOITTE  TOUCHE LLP

 Denver, Colorado
 September 23, 2002

STATEMENT OF INVESTMENTS  August 31, 2002
--------------------------------------------------------------------------------

                                                                 MARKET VALUE
                                                        SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
 COMMON STOCKS--98.0%
--------------------------------------------------------------------------------
 CONSUMER DISCRETIONARY--15.8%
--------------------------------------------------------------------------------
 AUTO COMPONENTS--0.8%
 Aftermarket Technology
 Corp.(1)                                              185,000  $   2,869,350
--------------------------------------------------------------------------------
 American Axle
 Manufacturing
 Holdings, Inc.(1)                                      97,800      2,909,550
--------------------------------------------------------------------------------
 ArvinMeritor, Inc.                                    168,200      3,934,198
--------------------------------------------------------------------------------
 Borg-Warner
 Automotive, Inc.                                      165,500      9,969,720
--------------------------------------------------------------------------------
 Cooper Tire
 Rubber Co.                                            171,500      3,580,920
--------------------------------------------------------------------------------
 Dana Corp.                                            551,200      9,337,328
--------------------------------------------------------------------------------
 Delphi Corp.                                        1,242,300     12,112,425
--------------------------------------------------------------------------------
 Goodyear Tire
 Rubber Co.                                            427,300      5,777,096
--------------------------------------------------------------------------------
 Johnson
 Controls, Inc.                                         38,000      3,279,020
--------------------------------------------------------------------------------
 Lear Corp.(1)                                         547,600     25,518,160
--------------------------------------------------------------------------------
 Superior Industries
 International, Inc.                                    79,200      3,807,936
--------------------------------------------------------------------------------
 Tower
 Automotive, Inc.(1)                                   122,500        976,325
                                                               --------------
                                                                   84,072,028

--------------------------------------------------------------------------------
 AUTOMOBILES--1.2%
 Ford Motor Co.                                      4,885,226     57,499,110
--------------------------------------------------------------------------------
 General
 Motors Corp.                                        1,528,100     73,134,866
--------------------------------------------------------------------------------
 Harley-Davidson,
 Inc.                                                  146,200      7,197,426
--------------------------------------------------------------------------------
 Winnebago
 Industries, Inc.                                       37,100      1,416,849
                                                               --------------
                                                                  139,248,251

--------------------------------------------------------------------------------
 HOTELS, RESTAURANTS  LEISURE--1.7%
 AFC
 Enterprises, Inc.(1)                                    7,300        165,053
--------------------------------------------------------------------------------
 Alliance Gaming
 Corp.(1)                                               12,700        193,040
--------------------------------------------------------------------------------
 Applebee's
 International, Inc.                                   225,825      5,015,573
--------------------------------------------------------------------------------
 Boyd Gaming
 Corp.(1)                                               21,800        355,340
--------------------------------------------------------------------------------
 Brinker
 International, Inc.(1)                                887,900     24,612,588

                                                                 MARKET VALUE
                                                        SHARES     SEE NOTE 1
--------------------------------------------------------------------------------

 HOTELS, RESTAURANTS  LEISURE Continued
 CEC Entertainment,
 Inc.(1)                                               196,100  $  7,161,572
--------------------------------------------------------------------------------
 Choice Hotels
 International, Inc.(1)                                 39,400       913,686
--------------------------------------------------------------------------------
 Darden
 Restaurants, Inc.                                   1,069,800    27,418,974
--------------------------------------------------------------------------------
 GTech Holdings
 Corp.(1)                                              471,700     9,033,055
--------------------------------------------------------------------------------
 Harrah's
 Entertainment, Inc.(1)                                114,000     5,419,560
--------------------------------------------------------------------------------
 Hilton Hotels Corp.                                   249,700     2,874,047
--------------------------------------------------------------------------------
 Mandalay
 Resort Group(1)                                        50,200     1,511,020
--------------------------------------------------------------------------------
 Marriott International,
 Inc., Cl. A                                           116,700     3,819,591
--------------------------------------------------------------------------------
 McDonald's Corp.                                    2,094,700    49,770,072
--------------------------------------------------------------------------------
 MGM Mirage, Inc.(1)                                   213,100     7,562,919
--------------------------------------------------------------------------------
 P.F. Chang's
 China Bistro, Inc.(1)                                  98,000     3,100,720
--------------------------------------------------------------------------------
 Panera Bread
 Co., Cl. A(1)                                         173,000     4,906,280
--------------------------------------------------------------------------------
 Papa John's
 International, Inc.(1)                                 36,700     1,109,808
--------------------------------------------------------------------------------
 Park Place
 Entertainment Corp.(1)                                  379,200    3,545,520
--------------------------------------------------------------------------------
 Rare Hospitality
 International, Inc.(1)                                 12,600       328,986
--------------------------------------------------------------------------------
 Royal Caribbean
 Cruises Ltd.                                          111,200     1,968,240
--------------------------------------------------------------------------------
 Ruby Tuesday, Inc.                                    552,900    11,024,826
--------------------------------------------------------------------------------
 Ryan's Family
 Steak Houses, Inc.(1)                                 169,050     2,015,076
--------------------------------------------------------------------------------
 Starbucks Corp.(1)                                    448,700     9,018,870
--------------------------------------------------------------------------------
 Wendy's
 International, Inc.                                   337,300    12,044,983
                                                               -------------
                                                                 194,889,399

--------------------------------------------------------------------------------
 HOUSEHOLD DURABLES--2.5%
 American Greetings
 Corp., Cl. A                                          484,600     8,092,820
--------------------------------------------------------------------------------
 Beazer Homes
 USA, Inc.(1)                                          108,800     6,982,784
--------------------------------------------------------------------------------
 Black  Decker
 Corp.                                                  72,600     3,257,562
--------------------------------------------------------------------------------
 Centex Corp.                                          405,500    20,473,695
--------------------------------------------------------------------------------

13 OPPENHEIMER MAIN STREET(R) GROWTH  INCOME FUND

STATEMENT OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                 MARKET VALUE
                                                        SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
 HOUSEHOLD DURABLES Continued
 Cooper Industries
 Ltd., Cl. A                                           600,500  $ 19,648,360
--------------------------------------------------------------------------------
 Fortune
 Brands, Inc.                                          379,300    19,901,871
--------------------------------------------------------------------------------
 Hovnanian Enterprises,
 Inc., Cl. A(1)                                        173,600     5,402,432
--------------------------------------------------------------------------------
 KB Home                                               653,400    31,330,530
--------------------------------------------------------------------------------
 La-Z-Boy, Inc.                                          8,600       212,850
--------------------------------------------------------------------------------
 Lennar Corp.                                          541,000    28,564,800
--------------------------------------------------------------------------------
 M.D.C.
 Holdings, Inc.                                         30,300     1,218,060
--------------------------------------------------------------------------------
 Maytag Corp.                                          329,200    10,745,088
--------------------------------------------------------------------------------
 Meritage Corp.(1)                                      62,900     2,259,368
--------------------------------------------------------------------------------
 NVR, Inc.(1)                                           89,200    26,447,800
--------------------------------------------------------------------------------
 Pulte Homes, Inc.                                     414,815    19,803,268
--------------------------------------------------------------------------------
 Ryland Group,
 Inc. (The)                                            671,000    28,618,150
--------------------------------------------------------------------------------
 Snap-On, Inc.                                           8,100       228,906
--------------------------------------------------------------------------------
 Standard Pacific
 Corp.                                                 110,500     2,911,675
--------------------------------------------------------------------------------
 Toll Brothers, Inc.(1)                                831,600    20,790,000
--------------------------------------------------------------------------------
 Whirlpool Corp.                                       484,000    26,770,040
                                                               -------------
                                                                 283,660,059

--------------------------------------------------------------------------------
 LEISURE EQUIPMENT  PRODUCTS--0.8%
 Action Performance
 Cos., Inc.(1)                                         184,100     5,959,317
--------------------------------------------------------------------------------
 Brunswick Corp.                                       627,200    15,335,040
--------------------------------------------------------------------------------
 Eastman Kodak Co.                                   1,411,200    43,098,048
--------------------------------------------------------------------------------
 Hasbro, Inc.                                          791,200    10,404,280
--------------------------------------------------------------------------------
 Mattel, Inc.                                          355,600     6,909,308
--------------------------------------------------------------------------------
 Nautilus Group,
 Inc. (The)(1)                                         233,500     7,404,285
--------------------------------------------------------------------------------
 Polaris
 Industries, Inc.                                       62,100     4,555,035
                                                               -------------
                                                                  93,665,313

--------------------------------------------------------------------------------
 MEDIA--1.0%
 AOL Time
 Warner, Inc.(1)                                     1,365,027    17,267,592
--------------------------------------------------------------------------------
 Belo Corp., Cl. A                                      51,600     1,184,220
--------------------------------------------------------------------------------
 Gannett Co., Inc.                                     682,800    51,865,488
--------------------------------------------------------------------------------
 Harte-Hanks, Inc.                                     202,650     4,164,457
--------------------------------------------------------------------------------
 Havas, ADR                                            104,555       496,636

                                                                 MARKET VALUE
                                                        SHARES     SEE NOTE 1
--------------------------------------------------------------------------------

 MEDIA Continued
 Knight-Ridder, Inc.                                   138,300  $  8,398,959
--------------------------------------------------------------------------------
 Liberty Media
 Corp., Cl. A(1)                                       436,700     3,650,812
--------------------------------------------------------------------------------
 Marvel
 Enterprises, Inc.(1)                                   83,400       421,170
--------------------------------------------------------------------------------
 R.H. Donnelley
 Corp.(1)                                              106,100     2,637,646
--------------------------------------------------------------------------------
 Readers Digest
 Assn., Inc. (The),
 Cl. A, Non-Vtg.                                        30,500       520,940
--------------------------------------------------------------------------------
 Tribune Co.                                            91,800     3,828,978
--------------------------------------------------------------------------------
 Viacom, Inc., Cl. B(1)                                  548,248    22,313,694
                                                               -------------
                                                                 116,750,592

--------------------------------------------------------------------------------
 MULTILINE RETAIL--3.9%
 BJ's Wholesale
 Club, Inc.(1)                                         144,100     3,537,655
--------------------------------------------------------------------------------
 Costco Wholesale
 Corp.(1)                                              741,100    24,760,151
--------------------------------------------------------------------------------
 Dillard's, Inc., Cl. A                                379,700     9,325,432
--------------------------------------------------------------------------------
 Federated Department
 Stores, Inc.(1)                                       897,400    32,216,660
--------------------------------------------------------------------------------
 Kohl's Corp.(1)                                       116,500     8,122,380
--------------------------------------------------------------------------------
 May Department
 Stores Co.                                            360,800    10,582,264
--------------------------------------------------------------------------------
 Nordstrom, Inc.                                       141,100     2,727,463
--------------------------------------------------------------------------------
 Penney (J.C.) Co.,
 Inc. (Holding Co.)                                  1,228,600    21,328,496
--------------------------------------------------------------------------------
 Sears Roebuck
  Co.                                               1,182,500    53,815,575
--------------------------------------------------------------------------------
 Shopko Stores, Inc.(1)                                103,100     1,480,516
--------------------------------------------------------------------------------
 Target Corp.                                          422,600    14,452,920
--------------------------------------------------------------------------------
 Wal-Mart
 Stores, Inc.                                        4,994,400   267,100,512
                                                               -------------
                                                                 449,450,024

--------------------------------------------------------------------------------
 SPECIALTY RETAIL--3.3%
 AnnTaylor
 Stores Corp.(1)                                       390,500    10,426,350
--------------------------------------------------------------------------------
 AutoNation, Inc.(1)                                   668,600     8,825,520
--------------------------------------------------------------------------------
 Blockbuster,
 Inc., Cl. A                                           253,000     5,755,750
--------------------------------------------------------------------------------
 Borders
 Group, Inc.(1)                                        155,800     2,938,388
--------------------------------------------------------------------------------
 Christopher
  Banks Corp.(1)                                      272,500     7,929,750

14 OPPENHEIMER MAIN STREET(R) GROWTH  INCOME FUND

                                                                 MARKET VALUE
                                                        SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
 SPECIALTY RETAIL Continued
 Circuit City Stores, Inc./
 Circuit City Group                                    180,000  $  2,509,200
--------------------------------------------------------------------------------
 Deb Shops, Inc.                                        10,000       278,100
--------------------------------------------------------------------------------
 Electronics Boutique
 Holdings Corp.(1)                                     120,600     3,467,250
--------------------------------------------------------------------------------
 Foot Locker, Inc.(1)                                  343,900     3,267,050
--------------------------------------------------------------------------------
 Gap, Inc. (The)                                     1,906,000    22,357,380
--------------------------------------------------------------------------------
 Group 1
 Automotive, Inc.(1)                                    39,700     1,083,810
--------------------------------------------------------------------------------
 Hollywood
 Entertainment Corp.(1)                                 25,600       345,600
--------------------------------------------------------------------------------
 Home Depot, Inc.                                    3,210,000   105,705,300
--------------------------------------------------------------------------------
 Hot Topic, Inc.(1)                                    296,350     5,156,490
--------------------------------------------------------------------------------
 Hughes Supply, Inc.                                    67,600     1,942,148
--------------------------------------------------------------------------------
 Limited Brands, Inc.                                1,951,190    29,833,695
--------------------------------------------------------------------------------
 Lowe's Cos., Inc.                                     685,700    28,374,266
--------------------------------------------------------------------------------
 Men's Wearhouse,
 Inc. (The)(1)                                          19,100       360,990
--------------------------------------------------------------------------------
 Movie Gallery, Inc.(1)                                 56,900       789,772
--------------------------------------------------------------------------------
 Office Depot, Inc.(1)                               1,175,900    15,192,628
--------------------------------------------------------------------------------
 Pacific Sunwear
 of California, Inc.(1)                                 66,500     1,446,375
--------------------------------------------------------------------------------
 Pep Boys-Manny,
 Moe  Jack                                            125,200     1,777,840
--------------------------------------------------------------------------------
 Pier 1 Imports, Inc.                                  265,000     4,743,500
--------------------------------------------------------------------------------
 RadioShack Corp.                                      147,300     3,209,667
--------------------------------------------------------------------------------
 Ross Stores, Inc.                                     687,600    24,829,236
--------------------------------------------------------------------------------
 Sherwin-
 Williams Co.                                           30,900       834,300
--------------------------------------------------------------------------------
 Staples, Inc.(1)                                      677,700     9,420,030
--------------------------------------------------------------------------------
 Talbots, Inc. (The)                                   305,300     9,516,201
--------------------------------------------------------------------------------
 TJX Cos., Inc. (The)                                2,881,200    56,990,136
--------------------------------------------------------------------------------
 Too, Inc.(1)                                          293,674     6,933,643
--------------------------------------------------------------------------------
 United Auto
 Group, Inc.(1)                                         41,100       653,901
                                                               -------------
                                                                 376,894,266

--------------------------------------------------------------------------------
 TEXTILES  APPAREL--0.6%
 Coach, Inc.(1)                                        152,596     3,758,440
--------------------------------------------------------------------------------
 Kellwood Co.                                           63,500     1,582,420
--------------------------------------------------------------------------------
 Liz Claiborne, Inc.                                   623,300    17,589,526
--------------------------------------------------------------------------------
 Nike, Inc., Cl. B                                     905,600    39,103,808
--------------------------------------------------------------------------------
 Quicksilver, Inc.(1)                                   18,600       416,826

                                                                 MARKET VALUE
                                                        SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
 TEXTILES  APPAREL Continued
 Reebok
 International Ltd.(1)                                  26,800  $    655,528
--------------------------------------------------------------------------------
 Tommy Hilfiger
 Corp.(1)                                              139,300     1,671,600
--------------------------------------------------------------------------------
 VF Corp.                                               85,400     3,468,094
                                                               -------------
                                                                  68,246,242

--------------------------------------------------------------------------------
 CONSUMER STAPLES--11.4%
--------------------------------------------------------------------------------
 BEVERAGES--2.3%
 Adolph Coors
 Co., Cl. B                                            186,900    11,223,345
--------------------------------------------------------------------------------
 Anheuser-Busch
 Cos., Inc.                                          1,586,900    84,359,604
--------------------------------------------------------------------------------
 Coca-Cola Co.
 (The)                                               2,933,900   149,628,900
--------------------------------------------------------------------------------
 PepsiCo, Inc.                                         489,430    19,356,957
                                                               -------------
                                                                 264,568,806

--------------------------------------------------------------------------------
 FOOD  DRUG RETAILING--1.5%
 Albertson's, Inc.                                   2,048,600    52,689,992
--------------------------------------------------------------------------------
 CVS Corp.                                      `    1,120,300    32,925,617
--------------------------------------------------------------------------------
 Kroger Co. (The)(1)                                 2,103,300    38,027,664
--------------------------------------------------------------------------------
 Safeway, Inc.(1)                                      587,200    15,161,504
--------------------------------------------------------------------------------
 SUPERVALU, Inc.                                       228,100     4,737,637
--------------------------------------------------------------------------------
 Walgreen Co.                                          886,600    30,809,350
                                                               -------------
                                                                 174,351,764

--------------------------------------------------------------------------------
 FOOD PRODUCTS--3.1%
 Archer-Daniels-
 Midland Co.                                         1,029,575    12,550,519
--------------------------------------------------------------------------------
 Campbell Soup Co.                                   1,579,000    36,553,850
--------------------------------------------------------------------------------
 ConAgra Foods, Inc.                                 2,296,200    60,367,098
--------------------------------------------------------------------------------
 Dean Foods Co.(1)                                     151,700     5,741,845
--------------------------------------------------------------------------------
 Dole Food Co., Inc.                                   128,400     3,492,480
--------------------------------------------------------------------------------
 Fresh Del Monte
 Produce, Inc.                                          72,100     1,957,515
--------------------------------------------------------------------------------
 Hershey Foods
 Corp.                                                 399,600    30,269,700
--------------------------------------------------------------------------------
 Interstate
 Bakeries Corp.                                        123,700     3,012,095
--------------------------------------------------------------------------------
 Kellogg Co.                                           624,100    20,071,056
--------------------------------------------------------------------------------
 Kraft Foods, Inc.,
 Cl. A                                               2,583,800   102,757,726
--------------------------------------------------------------------------------
 Ralcorp
 Holdings, Inc.(1)                                       4,800       113,856

15 OPPENHEIMER MAIN STREET(R) GROWTH  INCOME FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                 MARKET VALUE
                                                        SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
 FOOD PRODUCTS Continued
 Sara Lee Corp.                                      1,533,681  $ 28,281,078
--------------------------------------------------------------------------------
 Sensient
 Technologies Corp.                                     57,900     1,295,223
--------------------------------------------------------------------------------
 Smucker Co.,
 J.M. (The)                                             29,124     1,058,657
--------------------------------------------------------------------------------
 Tyson Foods,
 Inc., Cl. A                                           436,200     5,417,604
--------------------------------------------------------------------------------
 Wrigley, William
 Jr. Co.                                               778,300    39,623,253
                                                               -------------
                                                                 352,563,555

--------------------------------------------------------------------------------
 HOUSEHOLD PRODUCTS--1.9%
 Clorox Co. (The)                                    1,169,800    50,371,588
--------------------------------------------------------------------------------
 Colgate-
 Palmolive Co.                                         505,400    27,569,570
--------------------------------------------------------------------------------
 Dial Corp. (The)                                      347,700     7,027,017
--------------------------------------------------------------------------------
 Procter  Gamble
 Corp. (The)                                         1,456,200   129,092,130
                                                               -------------
                                                                 214,060,305

--------------------------------------------------------------------------------
 PERSONAL PRODUCTS--0.9%
 Avon Products, Inc.                                 1,226,000    59,755,240
--------------------------------------------------------------------------------
 Gillette Co.                                        1,393,100    43,924,443
--------------------------------------------------------------------------------
 Oakley, Inc.(1)                                        43,400       568,540
                                                               -------------
                                                                 104,248,223

--------------------------------------------------------------------------------
 TOBACCO--1.7%
 Philip Morris
 Cos., Inc.                                          2,985,000   149,250,000
--------------------------------------------------------------------------------
 R.J. Reynolds
 Tobacco
 Holdings, Inc.                                        775,400    45,624,536
--------------------------------------------------------------------------------
 Universal Corp.                                        51,100     1,959,685
                                                               -------------
                                                                 196,834,221

--------------------------------------------------------------------------------
 ENERGY--8.0%
--------------------------------------------------------------------------------
 ENERGY EQUIPMENT  SERVICES--0.0%
 Helmerich
  Payne, Inc.                                          76,600     2,792,836
--------------------------------------------------------------------------------
 OIL  GAS--8.0%
 Amerada
 Hess Corp.                                            201,700    14,744,270
--------------------------------------------------------------------------------
 Baytex Energy Ltd.(1)                               1,380,000     6,192,308
--------------------------------------------------------------------------------
 Brown (Tom), Inc.(1)                                1,381,800    33,577,740
--------------------------------------------------------------------------------
 Canadian 88
 Energy Corp.(1),(2)                                 6,539,500    10,060,769

                                                                 MARKET VALUE
                                                        SHARES     SEE NOTE 1
--------------------------------------------------------------------------------

 OIL  GAS Continued
 Canadian Natural
 Resources Ltd.                                      1,599,586  $ 53,011,921
--------------------------------------------------------------------------------
 Chesapeake
 Energy Corp.(1)                                       375,000     2,193,750
--------------------------------------------------------------------------------
 ChevronTexaco
 Corp.                                               1,782,404   136,585,618
--------------------------------------------------------------------------------
 Conoco, Inc.                                        1,172,400    28,782,420
--------------------------------------------------------------------------------
 Devon Energy
 Corp.                                                 341,500    16,050,500
--------------------------------------------------------------------------------
 Encana Corp.                                           48,500     1,423,288
--------------------------------------------------------------------------------
 EOG
 Resources, Inc.                                       700,600    24,408,904
--------------------------------------------------------------------------------
 Exxon Mobil Corp.                                   8,827,096   312,920,553
--------------------------------------------------------------------------------
 Frontier Oil Corp.(2)                               1,856,000    26,448,000
--------------------------------------------------------------------------------
 Kerr-McGee Corp.                                      348,500    16,327,225
--------------------------------------------------------------------------------
 Marathon
 Oil Corp.                                             936,000    23,166,000
--------------------------------------------------------------------------------
 Murphy Oil Corp.                                      381,800    32,701,170
--------------------------------------------------------------------------------
 Occidental
 Petroleum Corp.                                       994,800    29,545,560
--------------------------------------------------------------------------------
 Ocean Energy, Inc.                                    109,200     2,288,832
--------------------------------------------------------------------------------
 Phillips
 Petroleum Co.                                       1,192,460    62,699,547
--------------------------------------------------------------------------------
 Rio Alto Resources
 International, Inc.(1)                                710,050       355,025
--------------------------------------------------------------------------------
 Sunoco, Inc.                                          461,000    16,356,280
--------------------------------------------------------------------------------
 Talisman
 Energy, Inc.                                        1,200,000    49,823,077
--------------------------------------------------------------------------------
 Unocal Corp.                                          292,500     9,672,975
                                                               -------------
                                                                 909,335,732

--------------------------------------------------------------------------------
 FINANCIALS--23.2%
--------------------------------------------------------------------------------
 BANKS--8.8%
 AmSouth Bancorp                                       257,300     5,781,531
--------------------------------------------------------------------------------
 Associated
 Banc-Corp.                                             13,400       466,454
--------------------------------------------------------------------------------
 Astoria Financial
 Corp.                                                 624,300    20,901,564
--------------------------------------------------------------------------------
 Bank of
 America Corp.                                       2,701,200   189,300,096
--------------------------------------------------------------------------------
 Bank of
 Hawaii Corp.                                           26,400       762,432
--------------------------------------------------------------------------------
 Bank of
 New York Co.,
 Inc. (The)                                            170,800     6,003,620

16 OPPENHEIMER MAIN STREET(R) GROWTH  INCOME FUND

                                                                 MARKET VALUE
                                                        SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
 BANKS Continued
 Bank One Corp.                                      2,192,300  $ 89,774,685
--------------------------------------------------------------------------------
 Banknorth
 Group, Inc.                                           177,700     4,634,416
--------------------------------------------------------------------------------
 Charter One
 Financial, Inc.                                        98,735     3,327,370
--------------------------------------------------------------------------------
 Comerica, Inc.                                        646,400    37,814,400
--------------------------------------------------------------------------------
 Commerce
 Bancorp, Inc.                                          91,500     4,338,015
--------------------------------------------------------------------------------
 Commercial
 Federal Corp.                                          50,000     1,275,000
--------------------------------------------------------------------------------
 Compass
 Bancshares, Inc.                                       19,300       648,287
--------------------------------------------------------------------------------
 Cullen/Frost
 Bankers, Inc.                                          13,500       504,900
--------------------------------------------------------------------------------
 Downey
 Financial Corp.                                        21,100       873,962
--------------------------------------------------------------------------------
 First Tennessee
 National Corp.                                        355,200    13,604,160
--------------------------------------------------------------------------------
 First Virginia
 Banks, Inc.                                            61,050     2,396,823
--------------------------------------------------------------------------------
 FleetBoston
 Financial Corp.                                     2,238,500    54,015,005
--------------------------------------------------------------------------------
 Golden State
 Bancorp, Inc.                                       1,169,200    40,337,400
--------------------------------------------------------------------------------
 Golden West
 Financial Corp.                                       761,400    51,767,586
--------------------------------------------------------------------------------
 Greenpoint
 Financial Corp.                                       570,400    29,090,400
--------------------------------------------------------------------------------
 Hibernia Corp.,
 Cl. A                                                 220,600     4,614,952
--------------------------------------------------------------------------------
 Huntington
 Bancshares, Inc.                                       48,100       971,139
--------------------------------------------------------------------------------
 Independence
 Community Bank
 Corp.                                                 132,000     4,101,240
--------------------------------------------------------------------------------
 Indymac Mortgage
 Holdings, Inc.(1)                                     159,500     3,636,600
--------------------------------------------------------------------------------
 KeyCorp                                             1,955,400    52,463,382
--------------------------------------------------------------------------------
 National City Corp.                                 1,488,400    46,393,428
--------------------------------------------------------------------------------
 New York
 Community
 Bancorp, Inc.                                          77,300     2,412,533
--------------------------------------------------------------------------------
 North Fork
 Bancorporation, Inc.                                  666,200    27,960,414
--------------------------------------------------------------------------------
 PNC Financial
 Services Group                                        794,800    36,632,332

                                                                  MARKET VALUE
                                                        SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
 BANKS Continued
 Regions
 Financial Corp.                                        70,700  $  2,525,404
--------------------------------------------------------------------------------
 Roslyn
 Bancorp, Inc.                                          25,500       567,885
--------------------------------------------------------------------------------
 Sovereign
 Bancorp, Inc.                                         357,400     5,475,368
--------------------------------------------------------------------------------
 SunTrust Banks, Inc.                                  620,000    41,856,200
--------------------------------------------------------------------------------
 TCF Financial Corp.                                    28,100     1,365,660
--------------------------------------------------------------------------------
 U.S. Bancorp                                        3,850,270    82,742,302
--------------------------------------------------------------------------------
 UCBH
 Holdings, Inc.                                         12,800       492,032
--------------------------------------------------------------------------------
 UnionBanCal Corp.                                      66,500     2,992,500
--------------------------------------------------------------------------------
 Wachovia Corp.                                      3,164,500   116,611,825
--------------------------------------------------------------------------------
 Webster
 Financial Corp.                                        43,200     1,647,648
--------------------------------------------------------------------------------
 Wells Fargo Co.                                       259,700    13,553,743
                                                               -------------
                                                               1,006,634,693

--------------------------------------------------------------------------------
 DIVERSIFIED FINANCIALS--6.4%
 Affiliated Managers
 Group, Inc.(1)                                        113,000     5,921,200
--------------------------------------------------------------------------------
 AMBAC Financial
 Group, Inc.                                            63,000     3,623,130
--------------------------------------------------------------------------------
 American
 Express Co.                                         1,199,400    43,250,364
--------------------------------------------------------------------------------
 Bear Stearns
 Cos., Inc. (The)                                      524,200    33,512,106
--------------------------------------------------------------------------------
 Citigroup, Inc.                                     6,114,105   200,236,939
--------------------------------------------------------------------------------
 Countrywide Credit
 Industries, Inc.                                      664,100    34,858,609
--------------------------------------------------------------------------------
 Doral Financial
 Corp.                                                  74,300     3,149,577
--------------------------------------------------------------------------------
 Fannie Mae                                          1,199,100    90,867,798
--------------------------------------------------------------------------------
 Freddie Mac                                           882,200    56,549,020
--------------------------------------------------------------------------------
 Goldman Sachs
 Group, Inc. (The)                                     403,800    31,213,740
--------------------------------------------------------------------------------
 Household
 International, Inc.                                 1,134,100    40,952,351
--------------------------------------------------------------------------------
 J.P. Morgan
 Chase  Co.                                         2,784,900    73,521,360
--------------------------------------------------------------------------------
 Lehman Brothers
 Holdings, Inc.                                        330,100    18,819,001
--------------------------------------------------------------------------------
 Moody's Corp.                                         474,400    22,923,008
--------------------------------------------------------------------------------
 Morgan Stanley                                      1,143,300    48,841,776

17 OPPENHEIMER MAIN STREET(R) GROWTH  INCOME FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                 MARKET VALUE
                                                        SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
 DIVERSIFIED FINANCIALS Continued
 Neuberger
 Berman, Inc.                                            5,200  $    164,372
--------------------------------------------------------------------------------
 New Century
 Financial Corp.                                        99,000     3,043,260
--------------------------------------------------------------------------------
 SEI Investments Co.                                   181,200     5,254,800
--------------------------------------------------------------------------------
 SLM Corp.                                              23,900     2,190,435
--------------------------------------------------------------------------------
 State Street Corp.                                     78,100     3,383,292
--------------------------------------------------------------------------------
 Stilwell Financial, Inc.                              267,600     3,730,344
                                                               -------------
                                                                 726,006,482

--------------------------------------------------------------------------------
 INSURANCE--7.7%
 ACE Ltd.                                              978,300    31,119,723
--------------------------------------------------------------------------------
 AFLAC, Inc.                                           971,700    29,743,737
--------------------------------------------------------------------------------
 Allstate Corp.                                      2,034,700    75,731,534
--------------------------------------------------------------------------------
 American
 International
 Group, Inc.                                         2,186,105   137,287,394
--------------------------------------------------------------------------------
 Chubb Corp.                                           951,400    58,882,146
--------------------------------------------------------------------------------
 Cincinnati
 Financial Corp.                                        42,800     1,700,444
--------------------------------------------------------------------------------
 Fidelity National
 Financial, Inc.                                       867,611    25,984,949
--------------------------------------------------------------------------------
 Gallagher
 (Arthur J.)  Co.                                     231,700     6,710,032
--------------------------------------------------------------------------------
 Hilb, Rogal
 Hamilton Co.                                           62,300     2,738,085
--------------------------------------------------------------------------------
 Jefferson-Pilot Corp.                                 388,900    16,380,468
--------------------------------------------------------------------------------
 John Hancock
 Financial
 Services, Inc.                                      1,555,000    47,194,250
--------------------------------------------------------------------------------
 Lincoln National
 Corp.                                                 900,400    33,359,820
--------------------------------------------------------------------------------
 Loews Corp.                                         1,118,300    58,721,933
--------------------------------------------------------------------------------
 Marsh
 McLennan
 Cos., Inc.                                            484,600    23,575,790
--------------------------------------------------------------------------------
 MBIA, Inc.                                            399,100    18,342,636
--------------------------------------------------------------------------------
 MetLife, Inc.                                       2,660,200    71,612,584
--------------------------------------------------------------------------------
 MGIC Investment
 Corp.                                                 265,600    15,991,776
--------------------------------------------------------------------------------
 Nationwide Financial
 Services, Inc., Cl. A                                  18,000       549,000
--------------------------------------------------------------------------------
 Ohio Casualty
 Corp.(1)                                               36,500       612,470

                                                                 MARKET VALUE
                                                        SHARES     SEE NOTE 1
--------------------------------------------------------------------------------

 INSURANCE Continued
 Old Republic
 International Corp.                                   126,900  $  4,073,490
--------------------------------------------------------------------------------
 Phoenix Cos.,
 Inc. (The)                                            242,600     3,857,340
--------------------------------------------------------------------------------
 PMI Group,
 Inc. (The)                                            440,400    14,929,560
--------------------------------------------------------------------------------
 Progressive Corp.                                     959,700    51,583,875
--------------------------------------------------------------------------------
 Protective Life
 Corp.                                                  55,100     1,810,035
--------------------------------------------------------------------------------
 Radian Group, Inc.                                    505,400    21,964,684
--------------------------------------------------------------------------------
 RenaissanceRe
 Holdings Ltd.                                         267,700     9,342,730
--------------------------------------------------------------------------------
 Safeco Corp.                                           78,400     2,595,824
--------------------------------------------------------------------------------
 St. Paul Cos., Inc.                                 1,117,000    33,979,140
--------------------------------------------------------------------------------
 Travelers Property
 Casualty Corp.,
 Cl. A(1)                                            1,530,618    24,061,315
--------------------------------------------------------------------------------
 Travelers Property
 Casualty Corp.,
 Cl. B(1)                                              526,620     8,578,640
--------------------------------------------------------------------------------
 XL Capital Ltd.,
 Cl. A                                                 658,700    48,486,907
                                                               -------------
                                                                 881,502,311

--------------------------------------------------------------------------------
 REAL ESTATE--0.3%
 Anworth Mortgage
 Asset Corp.                                           156,700     2,162,460
--------------------------------------------------------------------------------
 Apex Mortgage
 Capital, Inc.                                          43,000       599,420
--------------------------------------------------------------------------------
 Equity Office
 Properties Trust                                      859,900    23,974,012
--------------------------------------------------------------------------------
 Equity Residential                                    213,600     5,963,712
--------------------------------------------------------------------------------
 FBR Asset
 Investment Corp.                                       34,500     1,166,100
--------------------------------------------------------------------------------
 Impac Mortgage
 Holdings, Inc.                                        102,500     1,203,350
--------------------------------------------------------------------------------
 St. Joe Co. (The)                                     147,700     4,268,530
                                                               -------------
                                                                  39,337,584

--------------------------------------------------------------------------------
 HEALTH CARE--9.5%
--------------------------------------------------------------------------------
 BIOTECHNOLOGY--0.1%
 Genentech, Inc.(1)                                    262,900     8,620,491
--------------------------------------------------------------------------------
 Techne Corp.(1)                                        51,000     1,447,992
--------------------------------------------------------------------------------
 Wyeth                                                 105,200     4,502,560
                                                               -------------
                                                                  14,571,043

18 OPPENHEIMER MAIN STREET(R) GROWTH  INCOME FUND

                                                                 MARKET VALUE
                                                        SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
 HEALTH CARE EQUIPMENT  SUPPLIES--0.8%
 Advanced Medical
 Optics, Inc.(1)                                         2,744  $     24,312
--------------------------------------------------------------------------------
 Bard (C.R.), Inc.                                      63,500     3,475,990
--------------------------------------------------------------------------------
 Bausch  Lomb, Inc.                                    57,500     1,810,675
--------------------------------------------------------------------------------
 Baxter International,
 Inc.                                                1,292,100    46,890,309
--------------------------------------------------------------------------------
 Becton, Dickinson
  Co.                                                 757,400    23,123,422
--------------------------------------------------------------------------------
 Bio-Rad
 Laboratories, Inc.,
 Cl. A(1)                                               54,000     2,265,300
--------------------------------------------------------------------------------
 Cooper Cos.,
 Inc. (The)                                             35,600     1,615,884
--------------------------------------------------------------------------------
 Diagnostic Products
 Corp.                                                  77,300     3,099,730
--------------------------------------------------------------------------------
 Hillenbrand
 Industries, Inc.                                       41,700     2,461,134
--------------------------------------------------------------------------------
 Respironics, Inc.(1)                                   25,000       847,250
                                                               -------------
                                                                  85,614,006

--------------------------------------------------------------------------------
 HEALTH CARE PROVIDERS  SERVICES--2.8%
 Aetna, Inc.                                           555,400    23,665,594
--------------------------------------------------------------------------------
 Apria Healthcare
 Group, Inc.(1)                                        244,000     5,631,520
--------------------------------------------------------------------------------
 Caremark Rx, Inc.(1)                                  787,000    12,749,400
--------------------------------------------------------------------------------
 Cigna Corp.                                           608,000    51,752,960
--------------------------------------------------------------------------------
 Covance, Inc.(1)                                      191,900     3,745,888
--------------------------------------------------------------------------------
 DaVita, Inc.(1)                                       232,100     5,138,694
--------------------------------------------------------------------------------
 HCA, Inc.                                             962,300    44,795,065
--------------------------------------------------------------------------------
 Health Net, Inc.(1)                                   401,000     9,335,280
--------------------------------------------------------------------------------
 LifePoint Hospitals,
 Inc.(1)                                                62,500     1,890,000
--------------------------------------------------------------------------------
 Manor Care, Inc.(1)                                   549,200    12,873,248
--------------------------------------------------------------------------------
 McKesson Corp.                                        467,600    15,683,304
--------------------------------------------------------------------------------
 Option Care, Inc.(1)                                   28,025       314,721
--------------------------------------------------------------------------------
 Oxford Health
 Plans, Inc.(1)                                      1,095,500    44,422,525
--------------------------------------------------------------------------------
 Patterson
 Dental Co.(1)                                          34,300     1,636,110
--------------------------------------------------------------------------------
 Pediatrix Medical
 Group, Inc.(1)                                        293,600     9,862,024
--------------------------------------------------------------------------------
 Pharmaceutical
 Product
 Development, Inc.(1)                                   44,000       980,320

                                                                 MARKET VALUE
                                                        SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
 HEALTH CARE PROVIDERS  SERVICES Continued
 PSS World
 Medical, Inc.(1)                                       54,200   $   386,988
--------------------------------------------------------------------------------
 Schein
 (Henry), Inc.(1)                                       95,700     4,782,129
--------------------------------------------------------------------------------
 Sierra Health
 Services, Inc.(1)                                     116,600     2,252,712
--------------------------------------------------------------------------------
 Tenet Healthcare
 Corp.(1)                                            1,104,300    52,089,831
--------------------------------------------------------------------------------
 Universal Health
 Services, Inc., Cl. B(1)                              438,600    20,052,792
                                                               -------------
                                                                 324,041,105

--------------------------------------------------------------------------------
 PHARMACEUTICALS--5.8%
 Abbott Laboratories                                   256,200    10,255,686
--------------------------------------------------------------------------------
 Bristol-Myers
 Squibb Co.                                            913,500    22,791,825
--------------------------------------------------------------------------------
 Eli Lilly  Co.                                     1,016,900    59,031,045
--------------------------------------------------------------------------------
 Johnson
  Johnson                                           2,353,768   127,833,140
--------------------------------------------------------------------------------
 Merck  Co., Inc.                                   3,339,400   168,706,488
--------------------------------------------------------------------------------
 Mylan
 Laboratories, Inc.                                    209,500     6,840,175
--------------------------------------------------------------------------------
 Pfizer, Inc.                                        6,019,025   199,109,347
--------------------------------------------------------------------------------
 Pharmacia Corp.                                       262,500    11,471,250
--------------------------------------------------------------------------------
 Schering-Plough
 Corp.                                               1,935,000    44,659,800
--------------------------------------------------------------------------------
 Taro Pharmaceutical
 Industries Ltd.(1)                                    292,500     8,775,000
                                                               -------------
                                                                 659,473,756

--------------------------------------------------------------------------------
 INDUSTRIALS--10.2%
--------------------------------------------------------------------------------
 AEROSPACE  DEFENSE--1.5%
 Engineered Support
 Systems, Inc.                                          60,500     3,297,310
--------------------------------------------------------------------------------
 FLIR Systems, Inc.(1)                                  42,700     1,620,465
--------------------------------------------------------------------------------
 Goodrich Corp.                                        744,500    15,537,715
--------------------------------------------------------------------------------
 Honeywell
 International, Inc.                                 1,694,300    50,744,285
--------------------------------------------------------------------------------
 Lockheed
 Martin Corp.                                          943,100    59,717,092
--------------------------------------------------------------------------------
 Precision Castparts
 Corp.                                                 196,400     4,473,992
--------------------------------------------------------------------------------
 Raytheon Co.                                          910,300    31,860,500
--------------------------------------------------------------------------------
 Rockwell
 Collins, Inc.                                         383,700     8,153,625
                                                               -------------
                                                                 175,404,984

19 OPPENHEIMER MAIN STREET(R) GROWTH  INCOME FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                 MARKET VALUE
                                                        SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
 AIR FREIGHT  COURIERS--1.3%
 FedEx Corp.                                         1,478,400  $ 70,002,240
--------------------------------------------------------------------------------
 United Parcel
 Service, Inc., Cl. B                                1,231,700    78,717,947
                                                               -------------
                                                                 148,720,187

--------------------------------------------------------------------------------
 AIRLINES--0.1%
 Southwest
 Airlines Co.                                        1,117,650    15,881,807
--------------------------------------------------------------------------------
 BUILDING PRODUCTS--0.4%
 Elcor Corp.                                            99,600     1,668,300
--------------------------------------------------------------------------------
 Lennox
 International, Inc.                                    70,800     1,072,620
--------------------------------------------------------------------------------
 Masco Corp.                                         1,583,300    38,252,528
                                                               -------------
                                                                  40,993,448

--------------------------------------------------------------------------------
 COMMERCIAL SERVICES  SUPPLIES--1.7%
 Arbitron, Inc.(1)                                      57,200     1,887,600
--------------------------------------------------------------------------------
 Automatic Data
 Processing, Inc.                                      892,400    33,705,948
--------------------------------------------------------------------------------
 Deluxe Corp.                                           37,800     1,718,388
--------------------------------------------------------------------------------
 FactSet Research
 Systems, Inc.                                          47,500     1,178,000
--------------------------------------------------------------------------------
 First Data Corp.                                    1,619,600    56,281,100
--------------------------------------------------------------------------------
 FTI Consulting,
 Inc.(1)                                                25,000       910,500
--------------------------------------------------------------------------------
 Global
 Payments, Inc.                                          1,100        30,646
--------------------------------------------------------------------------------
 HR Block, Inc.                                       888,700    43,457,430
--------------------------------------------------------------------------------
 Harland
 (John H.) Co.                                         175,400     4,595,480
--------------------------------------------------------------------------------
 Headwaters, Inc.(1)                                    37,700       505,180
--------------------------------------------------------------------------------
 Imagistics
 International, Inc.(1)                                 24,592       464,789
--------------------------------------------------------------------------------
 IMS Health, Inc.                                    1,061,900    18,477,060
--------------------------------------------------------------------------------
 ITT Educational
 Services, Inc.(1)                                     156,800     2,830,240
--------------------------------------------------------------------------------
 Per-Se
 Technologies, Inc.(1)                                 116,800     1,000,976
--------------------------------------------------------------------------------
 Pittston
 Brink's Group                                          57,900     1,395,390
--------------------------------------------------------------------------------
 Right Management
 Consultants, Inc.(1)                                   22,500       491,625
--------------------------------------------------------------------------------
 Sabre Holdings
 Corp.(1)                                              119,900     3,226,509
--------------------------------------------------------------------------------
 Viad Corp.                                            134,600     2,978,698

                                                                 MARKET VALUE
                                                        SHARES     SEE NOTE 1
--------------------------------------------------------------------------------

 COMMERCIAL SERVICES  SUPPLIES Continued
 Waste
 Management, Inc.                                      583,900  $ 14,848,577
                                                               -------------
                                                                 189,984,136

--------------------------------------------------------------------------------
 CONSTRUCTION  ENGINEERING--0.0%
 EMCOR
 Group, Inc.(1)                                         63,000     3,434,130
--------------------------------------------------------------------------------
 Fluor Corp.                                            30,300       838,098
                                                               -------------
                                                                   4,272,228

--------------------------------------------------------------------------------
 ELECTRICAL EQUIPMENT--0.4%
 Emerson
 Electric Co.                                          681,100    33,224,058
--------------------------------------------------------------------------------
 Molex, Inc., Cl. A                                    299,600     7,630,812
--------------------------------------------------------------------------------
 Rockwell
 Automation, Inc.                                      479,900     8,839,758
                                                               -------------
                                                                  49,694,628

--------------------------------------------------------------------------------
 INDUSTRIAL CONGLOMERATES--3.3%
 3M Co.                                                629,900    78,706,005
--------------------------------------------------------------------------------
 Carlisle Cos., Inc.                                    53,600     2,401,280
--------------------------------------------------------------------------------
 General Electric Co.                                9,566,400   288,426,960
--------------------------------------------------------------------------------
 Textron, Inc.                                          96,500     3,749,025
                                                               -------------
                                                                 373,283,270

--------------------------------------------------------------------------------
 MACHINERY--0.6%
 Cummins, Inc.                                          70,700     2,106,153
--------------------------------------------------------------------------------
 Deere  Co.                                           380,100    17,454,192
--------------------------------------------------------------------------------
 Dover Corp.                                           158,900     4,565,197
--------------------------------------------------------------------------------
 Eaton Corp.                                           140,200     9,917,748
--------------------------------------------------------------------------------
 EnPro
 Industries, Inc.(1)                                   105,180       414,409
--------------------------------------------------------------------------------
 Idex Corp.                                             14,500       451,675
--------------------------------------------------------------------------------
 Ingersoll-Rand
 Co., Cl. A                                            680,200    25,541,510
--------------------------------------------------------------------------------
 Oshkosh
 Truck Corp.                                             8,700       490,245
--------------------------------------------------------------------------------
 Paccar, Inc.                                           24,000       847,440
--------------------------------------------------------------------------------
 Pentair, Inc.                                          90,900     3,948,696
--------------------------------------------------------------------------------
 Timken Co.                                             57,100     1,042,646
                                                               -------------
                                                                  66,779,911

--------------------------------------------------------------------------------
 MARINE--0.0%
 Teekay
 Shipping Corp.                                         31,500       992,250

20 OPPENHEIMER MAIN STREET(R) GROWTH  INCOME FUND

                                                                 MARKET VALUE
                                                        SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
 ROAD  RAIL--0.9%
 Burlington Northern
 Santa Fe Corp.                                      1,297,700  $ 37,321,852
--------------------------------------------------------------------------------
 CNF
 Transportation, Inc.                                   28,000       859,600
--------------------------------------------------------------------------------
 CSX Corp.                                             149,200     5,196,636
--------------------------------------------------------------------------------
 Hunt (J.B.)
 Transport
 Services, Inc.(1)                                      86,200     2,043,802
--------------------------------------------------------------------------------
 Norfolk Southern
 Corp.                                                 428,400     8,966,412
--------------------------------------------------------------------------------
 Ryder Systems, Inc.                                   209,900     5,486,786
--------------------------------------------------------------------------------
 Union Pacific Corp.                                   630,800    38,194,940
                                                               -------------
                                                                  98,070,028

--------------------------------------------------------------------------------
 INFORMATION TECHNOLOGY--7.3%
--------------------------------------------------------------------------------
 COMMUNICATIONS EQUIPMENT--0.4%
 Cisco Systems, Inc.(1)                              3,406,100    47,072,302
--------------------------------------------------------------------------------
 Inter-Tel, Inc.                                         2,800        66,584
--------------------------------------------------------------------------------
 McData Corp.,
 Cl. A(1)                                               80,548       770,844
--------------------------------------------------------------------------------
 Tellium, Inc.(1)                                      328,300       180,565
                                                               -------------
                                                                  48,090,295

--------------------------------------------------------------------------------
 COMPUTERS  PERIPHERALS--1.9%
 Dell Computer
 Corp.(1)                                            2,590,500    68,959,110
--------------------------------------------------------------------------------
 Handspring, Inc.(1)                                   472,900       548,564
--------------------------------------------------------------------------------
 Hewlett-Packard Co.                                   576,411     7,741,200
--------------------------------------------------------------------------------
 International
 Business
 Machines Corp.                                      1,839,500   138,661,510
--------------------------------------------------------------------------------
 Seagate Technology
 International, Inc.
 Escrow Shares(1),(3)                                  903,300            --
--------------------------------------------------------------------------------
 Storage
 Technology Corp.(1)                                   137,100     1,871,415
--------------------------------------------------------------------------------
 Western Digital
 Corp.(1)                                              828,300     3,362,898
                                                               -------------
                                                                 221,144,697

--------------------------------------------------------------------------------
 ELECTRONIC EQUIPMENT  INSTRUMENTS--0.2%
 AVX Corp.                                             207,700     2,550,556
--------------------------------------------------------------------------------
 Benchmark
 Electronics, Inc.(1)                                  315,400     8,011,160
--------------------------------------------------------------------------------
 Ingram Micro,
 Inc., Cl. A(1)                                         45,800       625,170

                                                                 MARKET VALUE
                                                        SHARES     SEE NOTE 1
--------------------------------------------------------------------------------

 ELECTRONIC EQUIPMENT  INSTRUMENTS Continued
 OSI Systems, Inc.(1)                                    7,000  $    123,130
--------------------------------------------------------------------------------
 Tech Data Corp.(1)                                    323,300    10,691,531
                                                               -------------
                                                                  22,001,547

--------------------------------------------------------------------------------
 INTERNET SOFTWARE  SERVICES--0.0%
 Websense, Inc.(1)                                     124,400     2,119,776
--------------------------------------------------------------------------------
 IT CONSULTING  SERVICES--0.0%
 Cognizant
 Technology
 Solutions Corp.(1)                                     47,200     2,709,752
--------------------------------------------------------------------------------
 StorageNetworks,
 Inc.(1)                                               125,800       196,248
                                                               -------------
                                                                   2,906,000

--------------------------------------------------------------------------------
 OFFICE ELECTRONICS--0.1%
 Ikon Office
 Solutions, Inc.                                       221,300     2,047,025
--------------------------------------------------------------------------------
 Xerox Corp.(1)                                      1,021,000     7,157,210
                                                               -------------
                                                                   9,204,235

--------------------------------------------------------------------------------
 SEMICONDUCTOR EQUIPMENT  PRODUCTS--1.4%
 Cabot
 Microelectronics
 Corp.(1)                                              414,600    17,599,770
--------------------------------------------------------------------------------
 ESS
 Technology, Inc.(1)                                   530,500     6,339,475
--------------------------------------------------------------------------------
 Intel Corp.                                         7,457,200   124,311,524
--------------------------------------------------------------------------------
 Rambus, Inc.(1)                                       608,400     3,315,780
--------------------------------------------------------------------------------
 Semtech Corp.(1)                                       76,700     1,013,207
--------------------------------------------------------------------------------
 Silicon
 Laboratories, Inc.(1)                                 108,500     2,451,015
                                                               -------------
                                                                 155,030,771

--------------------------------------------------------------------------------
 SOFTWARE--3.3%
 Activision, Inc.(1)                                   100,200     2,792,574
--------------------------------------------------------------------------------
 Electronic Arts, Inc.(1)                              415,500    26,284,530
--------------------------------------------------------------------------------
 Imation Corp.(1)                                       18,600       618,450
--------------------------------------------------------------------------------
 Kronos, Inc.(1)                                        28,650       743,754
--------------------------------------------------------------------------------
 Microsoft Corp.(1)                                  5,962,400   292,634,592
--------------------------------------------------------------------------------
 Novell, Inc.(1)                                         2,800         7,280
--------------------------------------------------------------------------------
 Oracle Corp.(1)                                     4,311,700    41,349,203
--------------------------------------------------------------------------------
 Sybase, Inc.(1)                                       688,100     9,640,281
--------------------------------------------------------------------------------
 Take-Two Interactive
 Software, Inc.(1),(3)                                  44,000     1,104,400
                                                               -------------
                                                                 375,175,064

21 OPPENHEIMER MAIN STREET(R) GROWTH  INCOME FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                 MARKET VALUE
                                                        SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
 MATERIALS--4.2%
--------------------------------------------------------------------------------
 CHEMICALS--1.4%
 Air Products
  Chemicals, Inc.                                     459,600  $ 21,559,836
--------------------------------------------------------------------------------
 Albemarle Corp.                                        15,400       474,782
--------------------------------------------------------------------------------
 Cytec
 Industries, Inc.(1)                                    39,800     1,058,680
--------------------------------------------------------------------------------
 Du Pont (E.I.)
 de Nemours  Co.                                    1,661,082    66,958,215
--------------------------------------------------------------------------------
 Eastman
 Chemical Co.                                           56,800     2,548,616
--------------------------------------------------------------------------------
 Ferro Corp.                                            57,200     1,495,780
--------------------------------------------------------------------------------
 Georgia Gulf Corp.                                     10,400       265,200
--------------------------------------------------------------------------------
 Great Lakes
 Chemical Corp.                                         20,000       575,200
--------------------------------------------------------------------------------
 Hercules, Inc.(1)                                      21,300       223,650
--------------------------------------------------------------------------------
 IMC Global, Inc.                                      299,100     3,960,084
--------------------------------------------------------------------------------
 International Flavors
 Fragrances, Inc.                                      433,200    13,970,700
--------------------------------------------------------------------------------
 Monsanto Co.                                           40,400       742,148
--------------------------------------------------------------------------------
 PPG Industries, Inc.                                  483,900    27,229,053
--------------------------------------------------------------------------------
 Praxair, Inc.                                          80,800     4,527,224
--------------------------------------------------------------------------------
 Rohm  Haas Co.                                       476,900    17,354,391
--------------------------------------------------------------------------------
 RPM, Inc.                                              39,600       605,088
                                                               -------------
                                                                 163,548,647

--------------------------------------------------------------------------------
 CONSTRUCTION MATERIALS--0.0%
 Centex Construction
 Products, Inc.                                          8,300       305,440
--------------------------------------------------------------------------------
 CONTAINERS  PACKAGING--0.4%
 Ball Corp.                                            322,500    16,063,725
--------------------------------------------------------------------------------
 Bemis Co., Inc.                                        83,300     4,413,234
--------------------------------------------------------------------------------
 Owens-Illinois, Inc.(1)                               316,800     3,706,560
--------------------------------------------------------------------------------
 Pactiv Corp.(1)                                       450,500     8,181,080
--------------------------------------------------------------------------------
 Sealed Air Corp.(1)                                   114,000     1,765,860
--------------------------------------------------------------------------------
 Temple-Inland, Inc.                                   210,100    10,746,615
                                                               -------------
                                                                  44,877,074

--------------------------------------------------------------------------------
 METALS  MINING--1.3%
 Alcan, Inc.                                         1,353,500    38,114,560
--------------------------------------------------------------------------------
 Alcoa, Inc.                                           895,100    22,458,059
--------------------------------------------------------------------------------
 Barrick Gold Corp.                                  1,972,500    31,698,075

                                                                 MARKET VALUE
                                                        SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
 METALS  MINING Continued
 Freeport-McMoRan
 Copper  Gold,
 Inc., Cl. B(1)                                        720,000  $ 11,800,800
--------------------------------------------------------------------------------
 Inco Ltd.(1)                                           74,100     1,333,059
--------------------------------------------------------------------------------
 Newmont Mining
 Corp. (Holding Co.)                                 1,230,000    35,042,700
--------------------------------------------------------------------------------
 Nucor Corp.                                            30,600     1,531,224
--------------------------------------------------------------------------------
 Peabody Energy
 Corp.                                                  75,000     1,920,750
--------------------------------------------------------------------------------
 Quanex Corp.                                           17,800       720,900
                                                               -------------
                                                                 144,620,127

--------------------------------------------------------------------------------
 PAPER  FOREST PRODUCTS--1.1%
 Bowater, Inc.                                          42,900     1,753,752
--------------------------------------------------------------------------------
 Georgia-Pacific
 Corp.                                                 816,700    17,191,535
--------------------------------------------------------------------------------
 International
 Paper Co.                                           1,388,900    52,292,085
--------------------------------------------------------------------------------
 Rayonier, Inc.                                        123,700     6,024,190
--------------------------------------------------------------------------------
 Weyerhaeuser Co.                                      830,600    45,276,006
                                                               -------------
                                                                 122,537,568

--------------------------------------------------------------------------------
 TELECOMMUNICATION SERVICES--4.2%
--------------------------------------------------------------------------------
 DIVERSIFIED TELECOMMUNICATION SERVICES--3.3%
 BellSouth
 Corp.                                               2,652,600    61,858,632
--------------------------------------------------------------------------------
 CenturyTel, Inc.                                       60,700     1,641,935
--------------------------------------------------------------------------------
 SBC Communications,
 Inc.                                                5,722,900   141,584,546
--------------------------------------------------------------------------------
 Sprint Corp.
 (Fon Group)                                         1,500,500    17,405,800
--------------------------------------------------------------------------------
 Verizon
 Communications,
 Inc.                                                4,888,010   151,528,310
                                                               -------------
                                                                 374,019,223

--------------------------------------------------------------------------------
 WIRELESS TELECOMMUNICATION SERVICES--0.9%
 ATT Corp.                                          8,119,400    99,219,068
--------------------------------------------------------------------------------
 Metro One
 Telecommunication,
 Inc.(1)                                                34,700       422,993
--------------------------------------------------------------------------------
 Telephone  Data
 Systems, Inc.                                          84,700     5,060,825
                                                               -------------
                                                                 104,702,886

22 OPPENHEIMER MAIN STREET(R) GROWTH  INCOME FUND

                                                                 MARKET VALUE
                                                        SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
 UTILITIES--4.2%
--------------------------------------------------------------------------------
 ELECTRIC UTILITIES--3.9%
 Allete, Inc.                                           20,600    $    512,940
--------------------------------------------------------------------------------
 Alliant Energy Corp.                                   26,900         560,865
--------------------------------------------------------------------------------
 Consolidated
 Edison Co. of
 New York, Inc.                                        553,200      22,509,708
--------------------------------------------------------------------------------
 Constellation
 Energy Group, Inc.                                    229,100       6,417,091
--------------------------------------------------------------------------------
 DTE Energy Co.                                        549,100      23,561,881
--------------------------------------------------------------------------------
 Duke Energy Corp.                                     761,800      20,439,094
--------------------------------------------------------------------------------
 Edison
 International(1)                                      343,700       4,117,526
--------------------------------------------------------------------------------
 Entergy Corp.                                       1,268,000      53,496,920
--------------------------------------------------------------------------------
 Exelon Corp.                                        1,644,275      76,984,955
--------------------------------------------------------------------------------
 FirstEnergy Corp.                                   1,555,000      51,315,000
--------------------------------------------------------------------------------
 FPL Group, Inc.                                       941,600      53,746,528
--------------------------------------------------------------------------------
 Hawaiian Electric
 Industries, Inc.                                       57,200       2,577,432
--------------------------------------------------------------------------------
 Paramount
 Resources Ltd.(1)                                   1,838,400      18,855,385
--------------------------------------------------------------------------------
 PPL Corp.                                             180,300       6,553,905
--------------------------------------------------------------------------------
 Progress Energy, Inc.                                 198,200       9,220,264
--------------------------------------------------------------------------------
 Progress Energy, Inc.,
 Contingent Value
 Obligation(1),(3)                                     700,000         154,000
--------------------------------------------------------------------------------
 Public Service
 Enterprise
 Group, Inc.                                            90,700       3,192,640
--------------------------------------------------------------------------------
 Puget Energy, Inc.                                     59,000       1,280,300
--------------------------------------------------------------------------------
 Reliant Energy, Inc.                                  104,200       1,234,770
--------------------------------------------------------------------------------
 Southern Co.                                        1,094,100      31,685,136
--------------------------------------------------------------------------------
 Teco Energy, Inc.                                      95,600       1,888,100
--------------------------------------------------------------------------------
 TXU Corp.                                           1,106,700      53,520,012
--------------------------------------------------------------------------------
 Wisconsin
 Energy Corp.                                          113,000       2,871,330
--------------------------------------------------------------------------------
 Xcel Energy, Inc.                                     217,550       2,101,533
                                                                ---------------
                                                                   448,797,315

                                                                 MARKET VALUE
                                                        SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
 GAS UTILITIES--0.2%
 KeySpan Corp.                                         116,200    $  4,071,648
--------------------------------------------------------------------------------
 Kinder Morgan
 Management LLC                                        388,000      12,419,880
--------------------------------------------------------------------------------
 Nicor, Inc.                                            89,000       2,527,600
--------------------------------------------------------------------------------
 NiSource, Inc.                                        248,400       4,940,676
--------------------------------------------------------------------------------
 Peoples Energy
 Corp.                                                  63,400       2,118,828
                                                                ---------------
                                                                    26,078,632

--------------------------------------------------------------------------------
 MULTI-UTILITIES--0.1%
 Energy East Corp.                                     146,600       3,066,872
--------------------------------------------------------------------------------
 Questar Corp.                                          19,300         481,342
                                                                ---------------
                                                                     3,548,214
                                                                ---------------
 Total Common Stocks
 (Cost $11,056,229,673)                                         11,195,596,984

--------------------------------------------------------------------------------
 PREFERRED STOCKS--0.0%
--------------------------------------------------------------------------------
 Wachovia Corp.,
 Dividend Equalization
 Preferred Shares
 (Cost $0)                                             100,000          21,000

                                                        UNITS
--------------------------------------------------------------------------------
 RIGHTS, WARRANTS AND CERTIFICATES--0.0%

 Dime Bancorp, Inc. Wts.,
 Exp. 1/2/101
 (Cost $0)                                             500,000          40,000

                                                     PRINCIPAL
                                                      AMOUNT
--------------------------------------------------------------------------------
 SHORT-TERM NOTES--1.3%
--------------------------------------------------------------------------------
 Motiva Enterprises
 LLC, 1.75%,
 9/12/02                                           $25,000,000      24,986,632
--------------------------------------------------------------------------------
 Neptune
 Funding Corp.:
 2%, 9/3/02                                         50,000,000      49,995,084
 2%, 9/24/02                                        28,224,000      28,192,624
--------------------------------------------------------------------------------
 Park Avenue
 Receivables Corp.,
 1.73%, 9/10/02                                     40,000,000      39,982,700
                                                                ---------------
 Total Short-Term
 Notes
 (Cost $143,157,040)                                               143,157,040

23 OPPENHEIMER MAIN STREET(R) GROWTH  INCOME FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                      PRINCIPAL   MARKET VALUE
                                                        AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
 JOINT REPURCHASE AGREEMENTS--0.5%

 Undivided interest of 6.41% in joint repurchase
 agreement with PaineWebber, Inc., 1.85%, dated
 8/30/02, to be repurchased at $969,046,152 on
 9/3/02, collateralized by Federal National
 Mortgage Assn., 5.50%-6%, 1/1/32-5/1/32,
 with a value of $989,261,165
 (Cost $62,147,000)                              $62,147,000   $    62,147,000

                                                                  MARKET VALUE
                                                                    SEE NOTE 1
--------------------------------------------------------------------------------
 TOTAL INVESTMENTS,
 AT VALUE
 (COST $11,261,533,713)                                 99.8%  $11,400,962,024
--------------------------------------------------------------------------------
 OTHER ASSETS NET
 OF LIABILITIES                                          0.2        21,099,709
                                                       ------------------------
 NET ASSETS                                            100.0%  $11,422,061,733
                                                       ========================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.
2. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the
Investment Company Act of 1940, at or during the period ended August 31, 2002.
The aggregate fair value of securities of affiliated companies held by the Fund as of August 31, 2002 amounts to $36,508,769. Transactions during the period in which the issuer was an affiliate are as follows:

UNREALIZED
                                  SHARES       GROSS        GROSS
SHARES      APPRECIATION   DIVIDEND         REALIZED
                         AUGUST 31, 2001   ADDITIONS   REDUCTIONS  AUGUST 31,
2002    (DEPRECIATION)     INCOME      GAIN (LOSS)
------------------------------------------------------------------------------------
STOCKS AND/OR WARRANTS

Canadian 88 Energy Corp.      10,332,300          --    3,792,800
6,539,500      $(10,129,075)  $     --      $(8,704,667)
Frontier Oil Corp.             2,443,600          --      587,600
1,856,000        16,442,196    457,840        8,596,709

--------------------------

$457,840      $  (107,958)

==========================

3. Identifies issues considered to be illiquid--See Note 6 of Notes to Financial
Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

24 OPPENHEIMER MAIN STREET(R) GROWTH  INCOME FUND

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES  August 31, 2002
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 ASSETS

 Investments, at value--see accompanying statement:
 Unaffiliated companies (cost $11,231,338,065)                         $
11,364,453,255
 Affiliated companies (cost $30,195,648)
36,508,769

-------------------

11,400,962,024
--------------------------------------------------------------------------------
 Cash
7,105,966
--------------------------------------------------------------------------------
 Unrealized appreciation on foreign currency
contracts                             1,327
--------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold
50,859,840
 Interest and dividends
21,768,690
 Shares of capital stock sold
8,421,443

Other
541,390

-------------------
 Total assets
11,489,660,680

--------------------------------------------------------------------------------
 LIABILITIES

 Unrealized depreciation on foreign currency
contracts                             3,611
--------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased
34,633,846
 Shares of capital stock interest redeemed
22,079,196
 Distribution and service plan fees
4,730,892
 Transfer and shareholder servicing agent fees
3,725,993
 Shareholder reports
2,312,876
 Directors'
compensation                                                          10,160

Other
102,373

----------------
 Total liabilities
67,598,947
--------------------------------------------------------------------------------
 NET ASSETS
$11,422,061,733

================
--------------------------------------------------------------------------------
 COMPOSITION OF NET ASSETS

 Par value of shares of capital stock                                    $
4,148,017
--------------------------------------------------------------------------------
 Additional paid-in capital
13,033,548,930
--------------------------------------------------------------------------------
 Undistributed net investment income
20,383,192
--------------------------------------------------------------------------------
 Accumulated net realized loss on investments and foreign currency transactions
(1,775,439,571)
--------------------------------------------------------------------------------
 Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies
139,421,165

----------------
 NET ASSETS
$11,422,061,733

================

25 OPPENHEIMER MAIN STREET(R) GROWTH  INCOME FUND

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 NET ASSET VALUE PER SHARE

 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $6,443,982,806 and 231,003,571 shares of capital stock
outstanding)              $27.90
 Maximum offering price per share (net asset value plus sales charge of
 5.75% of offering
price)                                                         $29.60
--------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
 $3,510,800,424 and 129,854,834 shares of capital stock
outstanding)              $27.04
--------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
 $1,198,516,775 and 44,335,335 shares of capital stock
outstanding)               $27.03
--------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $43,464,185 and 1,568,074 shares of capital stock
outstanding)                               $27.72
--------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per share
 (based on net assets of $225,297,543 and 8,039,921 shares of capital stock
outstanding)
$28.02

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

26 OPPENHEIMER MAIN STREET(R) GROWTH  INCOME FUND

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS  For the Year Ended August 31, 2002
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 INVESTMENT INCOME

 Dividends:
 Unaffiliated companies (net of foreign withholding taxes of
$993,700)           $   193,542,523
 Affiliated
companies
457,840
--------------------------------------------------------------------------------

Interest
10,512,650

----------------
 Total investment
income                                                             204,513,013

--------------------------------------------------------------------------------
 EXPENSES

 Management
fees
61,560,774
--------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class
A
17,613,557
 Class
B
46,128,366
 Class
C
14,335,613
 Class
N
140,215
--------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class
A
18,253,979
 Class
B
11,744,240
 Class
C
3,578,856
 Class
N
66,822
 Class
Y
965,710
--------------------------------------------------------------------------------
 Shareholder
reports
5,514,864
--------------------------------------------------------------------------------
 Directors'
compensation
186,852
--------------------------------------------------------------------------------
 Custodian fees and
expenses                                                             184,745
--------------------------------------------------------------------------------

Other
503,875

----------------
 Total
expenses
180,778,468
 Less reduction to custodian
expenses                                                    (37,103)
 Less voluntary waiver of transfer and shareholder
 servicing agent fees-- Class
Y                                                         (324,219)

----------------
 Net
expenses
180,417,146

--------------------------------------------------------------------------------
 NET INVESTMENT
INCOME                                                                24,095,867

--------------------------------------------------------------------------------
 REALIZED AND UNREALIZED GAIN (LOSS)

 Net realized loss on:
 Investments:
  Unaffiliated
companies
(1,010,030,809)
  Affiliated
companies
(107,958)
 Closing of futures
contracts                                                        (46,007,125)
 Foreign currency
transactions                                                        (7,651,424)

----------------
 Net realized
loss
(1,063,797,316)
--------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation) on:

Investments
(819,606,744)
 Translation of assets and liabilities denominated in foreign
currencies               5,813,152

----------------
 Net
change
(813,793,592)

----------------
 Net realized and unrealized
loss                                                 (1,877,590,908)

--------------------------------------------------------------------------------
 NET DECREASE IN NET ASSETS RESULTING FROM
OPERATIONS                            $(1,853,495,041)

================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

27 OPPENHEIMER MAIN STREET(R) GROWTH  INCOME FUND

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

 YEAR ENDED AUGUST
31,
2002                2001
--------------------------------------------------------------------------------

 OPERATIONS

 Net investment income
$     24,095,867     $      13,938,822
--------------------------------------------------------------------------------
 Net realized
loss
(1,063,797,316)         (461,201,726)
--------------------------------------------------------------------------------
 Net change in unrealized
depreciation                                             (813,793,592)
(4,584,816,262)

----------------------------------------
 Net decrease in net assets resulting from
operations                            (1,853,495,041)       (5,032,079,166)

--------------------------------------------------------------------------------
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS

 Dividends from net investment income:
 Class
A
(15,028,867)          (23,886,190)
 Class
B
--                    --
 Class
C
--                    --
 Class
N
(58,345)                   --
 Class
Y
(828,141)           (1,308,193)
--------------------------------------------------------------------------------
 Distributions from net realized gain:
 Class
A
(12,132,399)         (433,269,032)
 Class
B
(8,545,003)         (389,463,020)
 Class
C
(2,567,066)         (104,804,648)
 Class
N
(25,114)                   --
 Class
Y
(369,634)          (12,950,013)
--------------------------------------------------------------------------------
 CAPITAL STOCK TRANSACTIONS

 Net increase (decrease) in net assets resulting from capital stock transactions:
 Class
A
148,547,544           859,658,658
 Class
B
(1,269,705,682)         (517,443,348)
 Class
C
(160,436,307)           13,431,727
 Class
N
41,677,838             7,898,778
 Class
Y
34,202,372            49,200,183

--------------------------------------------------------------------------------
 NET ASSETS

 Total
decrease
(3,098,763,845)       (5,585,014,264)
--------------------------------------------------------------------------------
 Beginning of
period
14,520,825,578        20,105,839,842

----------------------------------------
 End of period [including undistributed net investment
 income of $20,383,192 and $13,472,873, respectively]
$ 11,422,061,733    $   14,520,825,578

========================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

28 OPPENHEIMER MAIN STREET(R) GROWTH  INCOME FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A      YEAR ENDED AUGUST 31,                    2002         2001
2000          1999          1998
--------------------------------------------------------------------------------
PER SHARE OPERATING DATA

Net asset value, beginning of period               $ 32.15      $ 45.41      $
42.89       $ 32.32       $ 33.87
--------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .16
..14          .21           .19           .29
Net realized and unrealized gain (loss)              (4.29)      (11.18)
6.79         12.03           .99

--------------------------------------------------------------
Total from investment operations                     (4.13)      (11.04)
7.00         12.22          1.28

--------------------------------------------------------------
Dividends and/or distributions to shareholders:

Dividends from net investment income                  (.07)
(.12)          --          (.15)         (.33)
Distributions from net realized gain                  (.05)       (2.10)
(4.48)        (1.50)        (2.50)

--------------------------------------------------------------

Total dividends and/or distributions
to shareholders                                       (.12)       (2.22)
(4.48)        (1.65)        (2.83)
--------------------------------------------------------------------------------
Net asset value, end of period                      $27.90       $32.15
$45.41        $42.89        $32.32

==============================================================
--------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(1)                 (12.90)%     (24.85)%
17.74%        38.62%         3.68%

--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

--------------------------------------------------------------------------------
Net assets, end of period (in thousands)        $6,443,983   $7,320,747
$9,264,943    $7,723,607    $4,932,817
--------------------------------------------------------------------------------
Average net assets (in thousands)               $7,203,226   $7,954,409
$8,428,173    $6,721,568    $5,184,111
--------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income                                 0.52%        0.47%
0.54%         0.50%         0.83%
Expenses                                              0.99%        0.86%
0.90%         0.91%         0.90%(3)
--------------------------------------------------------------------------------
Portfolio turnover rate                                 78%
76%          73%           72%           81%

1. Assumes an investment on the business day before the first day of the fiscal period, with all
dividends and distributions reinvested in additional shares on the reinvestment date, and redemption
at the net asset value calculated on the last business day of the fiscal period. Sales charges are
not reflected in the total returns. Total returns are not annualized for periods of less than one
full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOUMPANYING NOTES TO FINANCIAL STATMENTS.

29 OPPENHEIMER MAIN STREET(R) GROWTH  INCOME FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS Continuted
--------------------------------------------------------------------------------

CLASS B     YEAR ENDED AUGUST 31,                    2002         2001
2000          1999          1998
--------------------------------------------------------------------------------
PER SHARE OPERATING DATA

Net asset value, beginning of period                $31.34       $44.50
$42.42        $32.07        $33.66
--------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                          (.20)        (.13)
(.08)         (.08)          .04
Net realized and unrealized gain (loss)              (4.05)      (10.93)
6.64         11.93           .96

--------------------------------------------------------------
Total from investment operations                     (4.25)      (11.06)
6.56         11.85          1.00
--------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    --
--           --            --          (.09)
Distributions from net realized gain                  (.05)       (2.10)
(4.48)        (1.50)        (2.50)

--------------------------------------------------------------
Total dividends and/or distributions to
shareholders                                          (.05)       (2.10)
(4.48)        (1.50)        (2.59)
--------------------------------------------------------------------------------
Net asset value, end of period                      $27.04       $31.34
$44.50        $42.42        $32.07

==============================================================

--------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(1)                 (13.58)%     (25.39)%
16.84%        37.62%         2.86%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)        $3,510,800   $5,404,510
$8,367,040    $7,072,718    $4,168,498
--------------------------------------------------------------------------------
Average net assets (in thousands)               $4,607,653   $6,630,335
$7,628,232    $5,930,303    $4,122,775
--------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income (loss)                         (0.25)%      (0.29)%
(0.22)%       (0.26)%        0.06%
Expenses                                              1.75%        1.61%
1.66%         1.66%         1.66%(3)
--------------------------------------------------------------------------------
Portfolio turnover rate                                 78%
76%          73%           72%           81%

1. Assumes an investment on the business day before the first day of the fiscal period, with all
dividends and distributions reinvested in additional shares on the reinvestment date, and redemption
at the net asset value calculated on the last business day of the fiscal period. Sales charges are
not reflected in the total returns. Total returns are not annualized for periods of less than one
full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

30 OPPENHEIMER MAIN STREET(R) GROWTH  INCOME FUND

CLASS C      YEAR ENDED AUGUST 31,                    2002         2001
2000          1999          1998
--------------------------------------------------------------------------------
PER SHARE OPERATING DATA

Net asset value, beginning of period                $31.33       $44.50
$42.41        $32.07        $33.64
--------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                          (.11)        (.11)
(.08)         (.09)          .03
Net realized and unrealized gain (loss)              (4.14)      (10.96)
6.65         11.93           .98

--------------------------------------------------------------
Total from investment operations                     (4.25)      (11.07)
6.57         11.84          1.01
--------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    --
--           --            --          (.08)
Distributions from net realized gain                  (.05)       (2.10)
(4.48)        (1.50)        (2.50)

--------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                       (.05)       (2.10)
(4.48)        (1.50)        (2.58)
--------------------------------------------------------------------------------
Net asset value, end of period                      $27.03       $31.33
$44.50        $42.41        $32.07

==============================================================

--------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(1)                 (13.58)%     (25.42)%
16.87%        37.59%         2.91%
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)        $1,198,517   $1,562,452
$2,213,568    $1,850,787    $1,144,692
--------------------------------------------------------------------------------
Average net assets (in thousands)               $1,432,566   $1,825,540
$2,004,263    $1,583,189    $1,184,355
--------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income (loss)                         (0.24)%      (0.29)%
(0.23)%       (0.25)%        0.07%
Expenses                                              1.75%        1.61%
1.67%         1.66%         1.65%(3)
--------------------------------------------------------------------------------
Portfolio turnover rate                                 78%
76%          73%           72%           81%

1. Assumes an investment on the business day before the first day of the fiscal period, with all
dividends and distributions reinvested in additional shares on the reinvestment date, and redemption
at the net asset value calculated on the last business day of the fiscal period. Sales charges are
not reflected in the total returns. Total returns are not annualized for periods of less than one
full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

31 OPPENHEIMER MAIN STREET(R) GROWTH  INCOME FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS N      YEAR ENDED AUGUST 31,                          2002        2001(1)
--------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period                      $ 32.09    $34.36
--------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                         .12       .02
Net realized and unrealized loss                            (4.31)    (2.29)
--------------------------------------------------------------------------------
Total from investment operations                            (4.19)    (2.27)
--------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                         (.13)       --
Distributions from net realized gain                         (.05)       --
--------------------------------------------------------------------------------
Total dividends and/or distributions to shareholders         (.18)       --
--------------------------------------------------------------------------------
Net asset value, end of period                             $27.72    $32.09
                                                          ======================
--------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(2)                        (13.15)%   (6.61)%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)                  $43,464    $7,641
--------------------------------------------------------------------------------
Average net assets (in thousands)                         $28,141    $2,672
--------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income                                        0.28%     0.36%
Expenses                                                     1.24%     1.16%
--------------------------------------------------------------------------------
Portfolio turnover rate                                        78%       76%

1. For the period from March 1, 2001 (inception of offering) to August 31, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

32 OPPENHEIMER MAIN STREET(R) GROWTH  INCOME FUND

CLASS Y       YEAR ENDED AUGUST 31,                    2002
2001         2000          1999          1998
--------------------------------------------------------------------------------
PER SHARE OPERATING DATA

 Net asset value, beginning of period               $32.28       $45.64
$43.00        $32.38        $33.94
--------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                 .19
..17          .24           .24           .38
 Net realized and unrealized gain (loss)             (4.28)      (11.22)
6.88         12.07           .97

--------------------------------------------------------------
 Total from investment operations                    (4.09)      (11.05)
7.12         12.31          1.35
--------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                 (.12)
(.21)          --          (.19)         (.41)
 Distributions from net realized gain                 (.05)       (2.10)
(4.48)        (1.50)        (2.50)

--------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                      (.17)       (2.31)
(4.48)        (1.69)        (2.91)
--------------------------------------------------------------------------------
 Net asset value, end of period                     $28.02       $32.28
$45.64        $43.00        $32.38

==============================================================

--------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE(1)                (12.74)%     (24.76)%
18.00%        38.84%         3.88%

--------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)         $225,298     $225,475
$260,289      $148,397       $53,063
--------------------------------------------------------------------------------
 Average net assets (in thousands)                $227,835     $239,222
$205,586      $ 99,155       $36,554
--------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income   74%        0.60%     0.77%      0.63%         1.02%
 Expenses              0.92%        0.79%(3)  0.66%      0.77%         0.67%(4)
 Expenses, net of reduction to custodian
 expenses and/or voluntary waiver
 of transfer agent fees   0.78%    0.73%      0.66%      0.77%          0.67%
--------------------------------------------------------------------------------
 Portfolio turnover rate   78%    76%          73%           72%           81%

1. Assumes an investment on the business day before the first day of the fiscal period, with all
dividends and distributions reinvested in additional shares on the reinvestment date, and redemption
at the net asset value calculated on the last business day of the fiscal period. Sales charges are
not reflected in the total returns. Total returns are not annualized for periods of less than one
full year.
2. Annualized for periods of less than one full year.
3. Added since August 31, 2001 to reflect expenses before reduction to custodian expenses and voluntary waiver of
transfer agent fees.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

33 OPPENHEIMER MAIN STREET(R) GROWTH  INCOME FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES

 Oppenheimer Main Street Growth  Income Fund (the Fund) is a separate series of
 Oppenheimer Main Street Funds, Inc., an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high total return. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

    The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class
 A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans.
 Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

    The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
 SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities
 (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Directors, or at their fair value.
 Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type"
 debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
 FOREIGN CURRENCY TRANSLATION. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

34 OPPENHEIMER MAIN STREET(R) GROWTH  INCOME FUND

--------------------------------------------------------------------------------
 JOINT REPURCHASE AGREEMENTS. The Fund, along with other affiliated funds of the
 Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal;
 however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
--------------------------------------------------------------------------------
 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to continue to comply with provisions of the
 Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.
 Therefore, no federal income tax provision is required, however, during the year ended August 31, 2002, the Fund paid a federal excise tax of $71,455.

 As of August 31, 2002, the Fund had available for federal income tax purposes an unused capital loss carryforward as follows:

                                EXPIRING
                                ------------------------
                                2010        $878,523,150

As of August 31, 2002, the Fund had approximately $829,324,000 of post-October losses available to offset future capital gains, if any. Such losses, if unutilized, will expire in 2011. Additionally, the Fund had approximately
$276,000 of post-October foreign currency losses which were deferred.
--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
CLASSIFICATION OF DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

35 OPPENHEIMER MAIN STREET(R) GROWTH  INCOME FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
    The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended August 31, 2002, amounts have been reclassified to reflect a decrease in additional paid-in capital of $71,455, a decrease in undistributed net investment income of $1,270,195, and a decrease in accumulated net realized loss on investments of $1,341,650. Net assets of the Fund were unaffected by the reclassifications.

 The tax character of distributions paid during the years ended August 31, 2002 and August 31, 2001 was as follows:

                                                YEAR ENDED        YEAR ENDED
                                           AUGUST 31, 2002   AUGUST 31, 2001
                ------------------------------------------------------------
                 Distributions paid from:
                 Ordinary income             $  15,915,353   $    25,194,383
                 Long-term capital gain         23,639,216       940,486,713
                 Return of capital                      --                --
                                             -------------------------------
                 Total                       $  39,554,569   $   965,681,096
                                             ===============================

 As of August 31, 2002, the components of distributable earnings on a tax basis were as follows:

                 Undistributed net
                 investment income               $    20,383,192
                 Accumulated net realized loss    (1,775,439,571)
                 Net unrealized appreciation         139,421,165
                                                 ---------------
                 Total                           $(1,615,635,214)
                                                 ===============

--------------------------------------------------------------------------------
 INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
 Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

36 OPPENHEIMER MAIN STREET(R) GROWTH  INCOME FUND

--------------------------------------------------------------------------------
 2. CAPITAL STOCK

The Fund has authorized 840 million shares of $.01 par value capital stock.
Transactions in shares of capital stock were as follows:

                             YEAR ENDED AUGUST 31, 2002               YEAR
ENDED AUGUST 31, 2001(1)
                             SHARES              AMOUNT
SHARES                AMOUNT
----------------------------------------------------------------------------------------------------
 CLASS A

 Sold                       57,015,786     $ 1,776,402,610
55,877,160    $ 2,020,164,974
 Dividends and/or
 distributions reinvested      761,969          24,779,385
12,142,654        438,957,131
 Redeemed                  (54,472,499)     (1,652,634,451)
(44,357,777)    (1,599,463,447)

---------------------------------------------------------------------------
 Net increase                3,305,256     $   148,547,544
23,662,037    $   859,658,658

===========================================================================

----------------------------------------------------------------------------------------------------
 CLASS B
 Sold                 16,064,824     $   486,429,385
23,528,539    $   847,477,675
 Dividends and/or
 distributions reinvested      241,561           7,655,080
10,405,252        368,555,673
 Redeemed                  (58,925,314)     (1,763,790,147)
(49,466,088)    (1,733,476,696)

---------------------------------------------------------------------------
 Net decrease              (42,618,929)    $(1,269,705,682)
(15,532,297)   $  (517,443,348)

===========================================================================

----------------------------------------------------------------------------------------------------
 CLASS C
 Sold                        5,601,281     $   168,931,421
7,392,877    $   267,612,734
 Dividends and/or
 distributions reinvested       66,833           2,117,929
2,790,677         98,845,701
 Redeemed                  (11,204,768)       (331,485,657)
(10,059,172)      (353,026,708)

---------------------------------------------------------------------------
 Net increase (decrease)    (5,536,654)    $  (160,436,307)
124,382    $    13,431,727

===========================================================================

--------------------------------------------------------------------------------
 CLASS N
 Sold                        1,587,930     $    49,389,515
240,135    $     7,966,494
 Dividends and/or
 distributions reinvested        2,577              83,453
--                 --
 Redeemed                     (260,531)         (7,795,130)
(2,037)           (67,716)

---------------------------------------------------------------------------
 Net increase                1,329,976     $    41,677,838
238,098    $     7,898,778

===========================================================================

--------------------------------------------------------------------------------
 CLASS Y
 Sold                        3,654,159     $   113,685,089
3,547,525    $   131,540,535
 Dividends and/or
 distributions reinvested       36,629           1,194,830
393,067         14,252,627
 Redeemed                   (2,635,983)        (80,677,547)
(2,658,808)       (96,592,979)

---------------------------------------------------------------------------
 Net increase                1,054,805     $    34,202,372
1,281,784    $    49,200,183

===========================================================================

 1. For the year ended August 31, 2001, for Class A, B, C and Y shares and for the period from March 1, 2001 (inception of offering) to August 31, 2001, for
 Class N shares.

37 OPPENHEIMER MAIN STREET(R) GROWTH  INCOME FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 3. PURCHASES AND SALES OF SECURITIES

 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended August 31, 2002, were
 $10,184,882,477 and $11,160,641,583, respectively.

 As of August 31, 2002, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $11,328,850,136 was composed of:

            Gross unrealized appreciation      $ 1,163,393,711
            Gross unrealized depreciation       (1,091,281,823)
                                               ---------------
            Net unrealized appreciation        $    72,111,888
                                               ===============

 The difference between book-basis and tax-basis unrealized appreciation and depreciation, if applicable, is attributable primarily to the tax deferral of losses on wash sales, or return of capital dividends, and the realization for tax purposes of unrealized gain (loss) on certain futures contracts, investments in passive foreign investment companies, and forward foreign currency exchange contracts.
--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of
 0.65% of the first $200 million of average annual net assets of the Fund, 0.60%
 of the next $150 million, 0.55% of the next $150 million, and 0.45% of average annual net assets in excess of $500 million.
--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the
 Manager, acts as the transfer and shareholder servicing agent for the Fund. The
 Fund pays OFS a $19.75 per account fee.

    Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more.
 The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.25% of average net assets of Class Y shares and for all other classes, up to an annual rate of 0.35% of average net assets of each class. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's
 Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the
 Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

38 OPPENHEIMER MAIN STREET(R) GROWTH  INCOME FUND

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

               AGGREGATE        CLASS A   CONCESSIONS    CONCESSIONS
CONCESSIONS     CONCESSIONS
               FRONT-END      FRONT-END    ON CLASS A     ON CLASS B      ON
CLASS C      ON CLASS N
           SALES CHARGES  SALES CHARGES        SHARES         SHARES
SHARES          SHARES
              ON CLASS A    RETAINED BY   ADVANCED BY    ADVANCED BY
ADVANCED BY     ADVANCED BY
 YEAR ENDED       SHARES    DISTRIBUTOR   DISTRIBUTOR(1) DISTRIBUTOR(1)
DISTRIBUTOR(1)  DISTRIBUTOR(1)
--------------------------------------------------------------------------------

 August 31, 2002 $12,400,169     $3,335,382    $895,178      $15,202,153
$1,380,111     $408,513

 1. The Distributor advances concession payments to dealers for certain sales of
 Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                               CLASS A        CLASS B         CLASS C
CLASS N
                            CONTINGENT     CONTINGENT      CONTINGENT
CONTINGENT
                              DEFERRED       DEFERRED        DEFERRED
DEFERRED
                         SALES CHARGES  SALES CHARGES   SALES CHARGES   SALES
CHARGES
                           RETAINED BY    RETAINED BY     RETAINED BY
RETAINED BY
 YEAR ENDED                DISTRIBUTOR    DISTRIBUTOR     DISTRIBUTOR
DISTRIBUTOR
--------------------------------------------------------------------------------

 August 31, 2002              $112,149   $12,100,308       $142,468
$6,564

--------------------------------------------------------------------------------
 SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class
 A Shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of
 Class A shares of the Fund. For the year ended August 31, 2002, payments under the Class A Plan totaled $17,613,557, all of which were paid by the Distributor to recipients, and included $903,757 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The
 Fund has adopted Distribution and Service Plans for Class B, Class C and Class
 N shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the
 Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.

 Distribution fees paid to the Distributor for the year ended August 31, 2002, were as follows:

DISTRIBUTOR'S

DISTRIBUTOR'S         AGGREGATE
                                                               AGGREGATE
UNREIMBURSED
                                                            UNREIMBURSED
EXPENSES AS %
                         TOTAL PAYMENTS  AMOUNT RETAINED        EXPENSES     OF
NET ASSETS
                             UNDER PLAN   BY DISTRIBUTOR      UNDER
PLAN          OF CLASS
--------------------------------------------------------------------------------

 Class B Plan              $46,128,366       $35,752,400
$73,751,303          2.10%
 Class C Plan               14,335,613         1,548,143
23,950,792          2.00
 Class N Plan                  140,215           136,964
958,649          2.21

39 OPPENHEIMER MAIN STREET(R) GROWTH  INCOME FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 5. FOREIGN CURRENCY CONTRACTS

 A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

    The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of
 Assets and Liabilities as a receivable or payable and in the Statement of
 Operations with the change in unrealized appreciation or depreciation.

    The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

 As of August 31, 2002, the Fund had outstanding foreign currency contracts as follows:

                           EXPIRATION           CONTRACT     VALUATION AS
OF        UNREALIZED      UNREALIZED
 CONTRACT DESCRIPTION            DATE      AMOUNT (000S)     AUGUST 31,
2002      APPRECIATION    DEPRECIATION
--------------------------------------------------------------------------------

 Contracts to Sell
 Canadian Dollar [CAD]          9/3/02          5,137CAD        $
3,292,496        $ 1,327          $ 3,611

--------------------------------------------------------------------------------
 6. ILLIQUID SECURITIES

 As of August 31, 2002, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The
 Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of August
 31, 2002 was $1,258,400, which represents 0.01% of the Fund's net assets.
--------------------------------------------------------------------------------
 7. BANK BORROWINGS

 The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively.
 Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable within 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of
 0.08% per annum.

     The Fund had no borrowings outstanding during the year ended or at August
31, 2002.

                                  Appendix A

RATINGS DEFINITIONS
-------------------

Below are summaries of the rating definitions used by the
nationally-recognized rating agencies listed below. Those ratings represent the opinion of the agency as to the credit quality of issues that they rate.
The summaries below are based upon publicly-available information provided by the rating organizations.

Moody's Investors Service, Inc.
------------------------------------------------------------------------------

Long-Term (Taxable) Bond Ratings

Aaa: Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds rated Aa are judged to be of high quality by all standards.
Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as with Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than those of Aaa securities.

A: Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds rated Baa are considered medium grade obligations; that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

Ba: Bonds rated Ba are judged to have speculative elements. Their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds rated B generally lack characteristics of desirable investment.
Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds rated Caa are of poor standing and may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds rated Ca represent obligations which are speculative in a high degree and are often in default or have other marked shortcomings.

C: Bonds rated C are the lowest class of rated bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier "1" indicates that the obligation ranks in the higher end of its category; the modifier "2"
indicates a mid-range ranking and the modifier "3" indicates a ranking in the lower end of the category.

Short-Term Ratings - Taxable Debt

These ratings apply to the ability of issuers to repay punctually senior debt obligations having an original maturity not exceeding one year:

Prime-1: Issuer has a superior ability for repayment of senior short-term debt obligations.

Prime-2: Issuer has a strong ability for repayment of senior short-term debt obligations. Earnings trends and coverage, while sound, may be subject to variation. Capitalization characteristics, while appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3: Issuer has an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime: Issuer does not fall within any Prime rating category.

Standard  Poor's Rating Services
------------------------------------------------------------------------------

Long-Term Credit Ratings

AAA: Bonds rated "AAA" have the highest rating assigned by Standard  Poor's.
The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: Bonds rated "AA" differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: Bonds rated "A" are somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: Bonds rated BBB exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Bonds rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and
C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: Bonds rated BB are less vulnerable to nonpayment than other speculative issues. However, these face major uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: A bond rated B is more vulnerable to nonpayment than an obligation rated
BB, but the obligor currently has the capacity to meet its financial commitment on the obligation.

CCC: A bond rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
CC: An obligation rated CC is currently highly vulnerable to nonpayment.

C: The C rating may used where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D: Bonds rated D are in default. Payments on the obligation are not being made on the date due.

The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
The "r" symbol is attached to the ratings of instruments with significant noncredit risks.

Short-Term Issue Credit Ratings

A-1: Rated in the highest category. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, a plus (+) sign designation indicates the issuer's capacity to meet its financial obligation is very strong.

A-2: Obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3: Exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: Regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: Currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: In payment default. Payments on the obligation have not been made on the due date. The rating may also be used if a bankruptcy petition has been filed or similar actions jeopardize payments on the obligation.

Fitch, Inc.
------------------------------------------------------------------------------

International Long-Term Credit Ratings

Investment Grade:
AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. "A" ratings denote a low expectation of credit risk.
The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade:

BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rates in this category are not investment grade.

B: Highly Speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC C: High Default Risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. `DDD' obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. `DD' indicates potential recoveries in the range of 50%-90%, and
`D' the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated `DDD' have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated `DD' and `D' are generally undergoing a formal reorganization or liquidation process; those rated `DD' are likely to satisfy a higher portion of their outstanding obligations, while entities rated `D'
have a poor prospect for repaying all obligations.

Plus (+) and minus (-) signs may be appended to a rating symbol to denote relative status within the major rating categories. Plus and minus signs are not added to the "AAA" category or to categories below "CCC," nor to short-term ratings other than "F1" (see below).

International Short-Term Credit Ratings

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature.

F2:  Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

F3:  Fair credit quality. Capacity for timely payment of financial commitments is adequate. However, near-term adverse changes could result in a reduction to non-investment grade.

B:  Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C:   High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D:   Default. Denotes actual or imminent payment default.

                                  Appendix B

                           Industry Classifications
                           ------------------------

Aerospace  Defense                Household Durables
Air Freight  Couriers             Household Products
Airlines                           Industrial Conglomerates
Auto Components                    Insurance
Automobiles                        Internet  Catalog Retail
Banks                              Internet Software  Services
Beverages                          Information Technology Consulting
                                   Services
Biotechnology                      Leisure Equipment  Products
Building Products                  Machinery
Chemicals                          Marine
Commercial Services  Supplies     Media
Communications Equipment           Metals  Mining
Computers  Peripherals            Multiline Retail
Construction  Engineering         Multi-Utilities
Construction Materials             Office Electronics
Containers  Packaging             Oil  Gas
Distributors                       Paper  Forest Products
Diversified Financials             Personal Products
Diversified Telecommunication      Pharmaceuticals
Services
Electric Utilities                 Real Estate
Electrical Equipment               Road  Rail
Electronic Equipment  Instruments Semiconductor Equipment  Products
Energy Equipment  Services        Software
Food  Drug Retailing              Specialty Retail
Food Products                      Textiles  Apparel
Gas Utilities                      Tobacco
Health Care Equipment  Supplies   Trading Companies  Distributors
Health Care Providers  Services   Transportation Infrastructure
Hotels Restaurants  Leisure       Water Utilities
                                   Wireless Telecommunication Services

                                  Appendix C

OppenheimerFunds Special Sales Charge Arrangements and Waivers
--------------------------------------------------------------

In certain cases, the initial sales charge that applies to purchases of Class
A shares1 of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.2  That is because of the economies of sales efforts realized by OppenheimerFunds
Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors.

Not all waivers apply to all funds. For example, waivers relating to
Retirement Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement plans. Other waivers apply only to shareholders of certain funds.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:
         1) plans qualified under Sections 401(a) or 401(k) of the Internal
            Revenue Code,
         2) non-qualified deferred compensation plans,
         3) employee benefit plans3
         4) Group Retirement Plans4
         5) 403(b)(7) custodial plan accounts
         6) Individual Retirement Accounts ("IRAs"), including traditional
            IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the
Distributor or the transfer agent (referred to in this document as the
"Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.

 Applicability of Class A Contingent Deferred Sales Charges in Certain Cases
------------------------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to
Initial Sales Charge but May Be Subject to the Class A Contingent Deferred
Sales Charge (unless a waiver applies).

      There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months (24 months in the case of Oppenheimer Rochester National
Municipals and Rochester Fund Municipals) of the beginning of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption).
Additionally, on shares purchased under these waivers that are subject to the
Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the Prospectus under "Class A Contingent
Deferred Sales Charge."5 This waiver provision applies to:
      Purchases of Class A shares aggregating $1 million or more.
      Purchases of Class A shares by a Retirement Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001. That included plans
         (other than IRA or 403(b)(7) Custodial Plans) that: 1) bought shares costing $500,000 or more, 2) had at the time of purchase 100 or more eligible employees or total plan assets of $500,000 or more, or 3)
         certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.
      Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
         1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or
         2) by a direct rollover of a distribution from a qualified
            Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
      Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
         1) The record keeping is performed by Merrill Lynch Pierce Fenner
            Smith, Inc. ("Merrill Lynch") on a daily valuation basis for the
            Retirement Plan. On the date the plan sponsor signs the
            record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch
            Investment Management, L.P. ("MLIM"), that are made available under a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and  (b)  funds advised or managed by MLIM (the funds described in (a) and (b)
            are referred to as "Applicable Investments").
         2) The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement
            Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets (excluding assets invested in money market funds) invested in Applicable
            Investments.
         3) The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).

            Waivers of Class A Sales Charges of Oppenheimer Funds
------------------------------------------------------------------------------

A. Waivers of Initial and Contingent Deferred Sales Charges for Certain
Purchasers.

Class A shares purchased by the following investors are not subject to any
Class A sales charges (and no concessions are paid by the Distributor on such purchases):
      The Manager or its affiliates.
      Present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews;
         relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
      Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the
         Distributor for that purpose.
      Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
      Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the
         Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
      Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing
         specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
      Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
      "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
      Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
      Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
      Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
      A unit investment trust that has entered into an appropriate agreement with the Distributor.
      Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
      Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue
         Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
      A TRAC-2000 401(k) plan (sponsored by the former Quest for Value
         Advisors) whose Class B or Class C shares of a Former Quest for
         Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November
         24, 1995.
      A qualified Retirement Plan that had agreed with the former Quest for
         Value Advisors to purchase shares of any of the Former Quest for
         Value Funds at net asset value, with such shares to be held through
         DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by
         December 31, 1996.

B. Waivers of Initial and Contingent Deferred Sales Charges in Certain
Transactions.

Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):
      Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
      Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds
         (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
      Shares purchased through a broker-dealer that has entered into a special agreement with the Distributor to allow the broker's customers to purchase and pay for shares of Oppenheimer funds using the proceeds of shares redeemed in the prior 30 days from a mutual fund (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid. This waiver also applies to shares purchased by exchange of shares of Oppenheimer Money Market Fund,
         Inc. that were purchased and paid for in this manner. This waiver must be requested when the purchase order is placed for shares of the Fund, and the Distributor may require evidence of qualification for this waiver.
      Shares purchased with the proceeds of maturing principal units of any
         Qualified Unit Investment Liquid Trust Series.
      Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.

C. Waivers of the Class A Contingent Deferred Sales Charge for Certain
Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
      To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
      Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to "Shareholder Account
         Rules and Policies," in the applicable fund Prospectus).
      For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established.
         2) To return excess contributions.
         3) To return contributions made due to a mistake of fact.
         4) Hardship withdrawals, as defined in the plan.6
         5) Under a Qualified Domestic Relations Order, as defined in the
            Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal
            Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.
         9) Separation from service.7
         10)      Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special
            arrangements with the Distributor.
         11)      Plan termination or "in-service distributions," if the
            redemption proceeds are rolled over directly to an
            OppenheimerFunds-sponsored IRA.
      For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.
      For distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor.
      For distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into a special agreement with the Distributor.

   Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer Funds
--------------------------------------------------------------------------------

The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A. Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:
      Shares redeemed involuntarily, as described in "Shareholder Account
         Rules and Policies," in the applicable Prospectus.
      Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
      The contingent deferred sales charges are generally not waived following the death or disability of a grantor or trustee for a trust account. The contingent deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security
         Administration.
      Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
      Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
      Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.
      Redemptions requested in writing by a Retirement Plan sponsor of Class
         C shares of an Oppenheimer fund in amounts of $500,000 or more and made more than 12 months after the Retirement Plan's first purchase of Class C shares, if the redemption proceeds are invested in Class
         N shares of one or more Oppenheimer funds.
      Distributions8 from Retirement Plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established in an Oppenheimer fund.
         2) To return excess contributions made to a participant's account.
         3) To return contributions made due to a mistake of fact.
         4) To make hardship withdrawals, as defined in the plan.9
         5) To make distributions required under a Qualified Domestic
            Relations Order or, in the case of an IRA, a divorce or
            separation agreement described in Section 71(b) of the Internal
            Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.10
         9) On account of the participant's separation from service.11
         10)      Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a
            Retirement Plan if the plan has made special arrangements with the Distributor.
         11)      Distributions made on account of a plan termination or
            "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
         12)      For distributions from a participant's account under an
            Automatic Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.
         13)      Redemptions of Class B shares under an Automatic Withdrawal
            Plan for an account other than a Retirement Plan, if the
            aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
         14)      For distributions from 401(k) plans sponsored by
            broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.
      Redemptions of Class B shares or Class C shares under an Automatic
         Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B. Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
      Shares sold to the Manager or its affiliates.
      Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
      Shares issued in plans of reorganization to which the Fund is a party.
      Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in
         Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.

  Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer
            Funds Who Were Shareholders of Former Quest for Value Funds
------------------------------------------------------------------------------

The initial and contingent deferred sales charge rates and waivers for Class
A, Class B and Class C shares described in the Prospectus or Statement of
Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value
Funds.  To be eligible, those persons must have been shareholders on November
24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds.  Those funds include:
   Oppenheimer Quest Value Fund, Inc.           Oppenheimer Small Cap Value
   Fund
   Oppenheimer Quest Balanced Value Fund        Oppenheimer Quest Global
   Value Fund, Inc.
   Oppenheimer Quest Opportunity Value Fund

      These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on
November 24, 1995:

   Quest for Value U.S. Government Income Fund  Quest for Value New York
   Tax-Exempt Fund
   Quest for Value Investment Quality Income Fund     Quest for Value
   National Tax-Exempt Fund
   Quest for Value Global Income Fund     Quest for Value California
   Tax-Exempt Fund

      All of the funds listed above are referred to in this Appendix as the
"Former Quest for Value Funds."  The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an
Oppenheimer fund that are either:
      acquired by such shareholder pursuant to an exchange of shares of an
         Oppenheimer fund that was one of the Former Quest for Value Funds,
         or
      purchased by such shareholder by exchange of shares of another
         Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on
         November 24, 1995.

A. Reductions or Waivers of Class A Sales Charges.

      Reduced Class A Initial Sales Charge Rates for Certain Former Quest for
Value Funds Shareholders.

Purchases by Groups and Associations.  The following table sets forth the initial sales charge rates for Class A shares purchased by members of
"Associations" formed for any purpose other than the purchase of securities.
The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

--------------------------------------------------------------------------------
                      Initial Sales       Initial Sales Charge   Concession as
Number of Eligible    Charge as a % of    as a % of Net Amount   % of Offering
Employees or Members  Offering Price      Invested               Price
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
9 or Fewer                   2.50%                2.56%              2.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
At  least  10 but not        2.00%                2.04%              1.60%
more than 49
--------------------------------------------------------------------------------

------------------------------------------------------------------------------
      For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an
Association, or the sales charge rate that applies under the Right of
Accumulation described in the applicable fund's Prospectus and Statement of
Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

      Waiver of Class A Sales Charges for Certain Shareholders.  Class A
shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
o     Shareholders who were shareholders of the AMA Family of Funds on
            February 28, 1991 and who acquired shares of any of the Former
            Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.
o     Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

      Waiver of Class A Contingent Deferred Sales Charge in Certain
Transactions.  The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

      Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee
Retirement Income Security Act of 1974 and regulations adopted under that law.

B. Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

      Waivers for Redemptions of Shares Purchased Prior to March 6, 1995.  In
the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:
o     withdrawals under an automatic withdrawal plan holding only either
            Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

      Waivers for Redemptions of Shares Purchased on or After March 6, 1995
but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or
Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such
Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
o     redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S.
            Social Security Administration);
o     withdrawals under an automatic withdrawal plan (but only for Class B or
            Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.

      A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class
B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another
Oppenheimer fund within 90 days after redemption.

        Special Sales Charge Arrangements for Shareholders of Certain
          Oppenheimer Funds Who Were Shareholders of Connecticut Mutual
                            Investment Accounts, Inc.
---------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix)
of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
   Oppenheimer U. S. Government Trust,
   Oppenheimer Bond Fund,
   Oppenheimer Value Fund and
   Oppenheimer Disciplined Allocation Fund
are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut
Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:
   Connecticut Mutual Liquid Account      Connecticut Mutual Total Return
   Account
   Connecticut Mutual Government Securities Account   CMIA LifeSpan Capital
   Appreciation Account
   Connecticut Mutual Income Account      CMIA LifeSpan Balanced Account
   Connecticut Mutual Growth Account      CMIA Diversified Income Account

A. Prior Class A CDSC and Class A Sales Charge Waivers.

      Class A Contingent Deferred Sales Charge. Certain shareholders of a
Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a
Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A
CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

      Those shareholders who are eligible for the prior Class A CDSC are:
         1) persons whose purchases of Class A shares of a Fund and other
            Former Connecticut Mutual Funds were $500,000 prior to March 18,
            1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of
            Accumulation, who still hold those shares in that Fund or other
            Former Connecticut Mutual Funds, and
         2) persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

      Any of the Class A shares of a Fund and the other Former Connecticut
Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

      Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:
         1) any purchaser, provided the total initial amount invested in the
            Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of
            Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the
            Former Connecticut Mutual Funds or a Fund into which such Fund merged;
         2) any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
         3) Directors of the Fund or any one or more of the Former
            Connecticut Mutual Funds and members of their immediate families;
         4) employee benefit plans sponsored by Connecticut Mutual Financial
            Services, L.L.C. ("CMFS"), the prior distributor of the Former
            Connecticut Mutual Funds, and its affiliated companies;
         5) one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
         6) an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut Mutual
            Funds, provided the institution had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate
Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B. Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of
Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut
Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut
Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
   1) by the estate of a deceased shareholder;
   2) upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
   3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or
      403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
   4) as tax-free returns of excess contributions to such retirement or employee benefit plans;
   5) in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
   6) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
   7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
   8) in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic
      Withdrawal Plan but limited to no more than 12% of the original value annually; or
   9) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.

   Special Reduced Sales Charge for Former Shareholders of Advance America
------------------------------------------------------------------------------

                                 Funds, Inc.

Shareholders of Oppenheimer Municipal Bond Fund, Oppenheimer U.S. Government
Trust, Oppenheimer Strategic Income Fund and Oppenheimer Capital Income Fund
who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those
Oppenheimer funds on October 18, 1991, and who held shares of Advance America
Funds, Inc. on March 30, 1990, may purchase Class A shares of those four
Oppenheimer funds at a maximum sales charge rate of 4.50%.

      Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer
                            Convertible Securities Fund
------------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
      the Manager and its affiliates,
      present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's Statement of
         Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
      registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
      dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
      employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the
         Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
      dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the
         Fund in specific investment products made available to their clients, and
      dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distributor of the
         Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative services.

------------------------------------------------------------------------------
Oppenheimer Main Street(R)Growth  Income Fund
------------------------------------------------------------------------------

Internet Website:
      WWW.OPPENHEIMERFUNDS.COM
      ------------------------

Investment Advisor
      OppenheimerFunds, Inc.
      498 Seventh Avenue
      New York, New York 10018

Distributor
      OppenheimerFunds Distributor, Inc.
      498 Seventh Avenue
      New York, New York 10018

Transfer Agent
      OppenheimerFunds Services
      P.O. Box 5270
      Denver, Colorado 80217
      1.800.CALL.OPP (225-5677)

Custodian Bank
      Citibank, N.A.
      111 Wall Street
      New York, New York 10005

Independent Auditors
      Deloitte  Touche LLP
      555 Seventeenth Street, Suite 3600
      Denver, Colorado 80202-3942

Counsel to the Funds
      Myer, Swanson, Adams  Wolf, P.C.
      1600 Broadway
      Denver, Colorado 80202

Counsel to Independent Directors
      Mayer, Brown, Rowe and Maw
      1675 Broadway
      New York, New York 10019

PX700.001.1002

--------
1 Mrs. Hamilton and Mr. Malone were appointed as Directors of the Board II
Funds effective June 1, 2002 and therefore did not receive compensation from any of the Board II Funds.
1 In accordance with Rule 12b-1 of the Investment Company Act, the term
"Independent Directors" in this Statement of Additional Information refers to those Directors who are not "interested persons" of the Fund (or its parent corporation) and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan..
1 Certain waivers also apply to Class M shares of Oppenheimer Convertible
Securities Fund.
2 In the case of Oppenheimer Senior Floating Rate Fund, a
continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to
"redemptions" mean "repurchases" of shares.
3 An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
4 The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement
Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.
5 However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a Retirement
Plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.
6 This provision does not apply to IRAs.
7 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.
8 The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.
9 This provision does not apply to IRAs.
10 This provision does not apply to loans from 403(b)(7) custodial plans and loans from the OppenheimerFunds-sponsored Single K retirement plan.
11 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

STATEMENT OF INVESTMENTS February 28, 2003 / Unaudited

Market Value

Shares        See Note 1
--------------------------------------------------------------------------------
 Common Stocks--98.3%
--------------------------------------------------------------------------------
 Consumer Discretionary--15.5%
--------------------------------------------------------------------------------
 Auto Components--0.7%
 Aftermarket Technology
 Corp. 1
179,100      $  2,030,994
--------------------------------------------------------------------------------
 American Axle
 Manufacturing
 Holdings, Inc. 1
219,400         5,188,810
--------------------------------------------------------------------------------
 ArvinMeritor, Inc.
187,400         2,863,472
--------------------------------------------------------------------------------
 Borg-Warner
 Automotive, Inc.
103,100         5,383,882
--------------------------------------------------------------------------------
 Cooper Tire
 Rubber Co.
95,300         1,335,153
--------------------------------------------------------------------------------
 Dana Corp.
1,129,700         9,670,232
--------------------------------------------------------------------------------
 Delphi Corp.
2,361,900        18,257,487
--------------------------------------------------------------------------------
 Goodyear Tire
 Rubber Co.
1,309,900         5,239,600
--------------------------------------------------------------------------------
 Johnson Controls, Inc.
138,000        10,758,480
--------------------------------------------------------------------------------
 Lear Corp. 1
333,900        12,681,522
--------------------------------------------------------------------------------
 Tower Automotive, Inc. 1
60,900           204,015

-------------

73,613,647

--------------------------------------------------------------------------------
 Automobiles--1.3%
 Ford Motor Co.
5,212,226        43,365,720
--------------------------------------------------------------------------------
 General Motors Corp.
1,452,900        49,064,433
--------------------------------------------------------------------------------
 Harley-Davidson, Inc.
786,700        31,145,453
--------------------------------------------------------------------------------
 Winnebago
 Industries, Inc.
104,600         3,070,010

------------

126,645,616

--------------------------------------------------------------------------------
 Hotels, Restaurants  Leisure--1.1%
 Applebee's
 International, Inc.
162,125         4,156,885
--------------------------------------------------------------------------------
 Boyd Gaming Corp. 1
63,700           796,887
--------------------------------------------------------------------------------
 Brinker
 International, Inc. 1
331,600         9,191,952
--------------------------------------------------------------------------------
 Carnival Corp.
416,000         9,555,520
--------------------------------------------------------------------------------
 CEC Entertainment,
 Inc. 1
196,600         4,975,946
--------------------------------------------------------------------------------
 Choice Hotels
 International, Inc. 1
33,000           778,800
--------------------------------------------------------------------------------
 Darden Restaurants, Inc.
388,000         6,910,280
--------------------------------------------------------------------------------
 GTech Holdings Corp. 1
658,400        19,159,440
--------------------------------------------------------------------------------
 McDonald's Corp.
755,000        10,275,550
--------------------------------------------------------------------------------
 P.F. Chang's
 China Bistro, Inc. 1
27,800           920,736

Market Value

Shares        See Note 1
--------------------------------------------------------------------------------
 Hotels, Restaurants  Leisure Continued
 Panera Bread Co., Cl. A 1
185,800      $  5,111,358
--------------------------------------------------------------------------------
 Papa John's
 International, Inc. 1
13,500           320,895
--------------------------------------------------------------------------------
 Rare Hospitality
 International, Inc. 1
5,000           134,150
--------------------------------------------------------------------------------
 Ruby Tuesday, Inc.
509,600         9,493,848
--------------------------------------------------------------------------------
 Ryan's Family Steak
 Houses, Inc. 1
135,150         1,396,100
--------------------------------------------------------------------------------
 Starbucks Corp. 1
816,300        19,142,235
--------------------------------------------------------------------------------
 Wendy's
 International, Inc.
134,500         3,406,885

-------------

105,727,467

--------------------------------------------------------------------------------
 Household Durables--2.4%
 American Greetings
 Corp., Cl. A 1
511,900         6,716,128
--------------------------------------------------------------------------------
 Beazer Homes
 USA, Inc. 1
108,800         6,349,568
--------------------------------------------------------------------------------
 Black  Decker Corp.
204,700         7,512,490
--------------------------------------------------------------------------------
 Centex Corp.
415,400        22,963,312
--------------------------------------------------------------------------------
 D.R. Horton, Inc.
204,900         3,751,719
--------------------------------------------------------------------------------
 Fortune Brands, Inc.
601,600        26,374,144
--------------------------------------------------------------------------------
 Hovnanian Enterprises,
 Inc., Cl. A 1
207,300         6,805,659
--------------------------------------------------------------------------------
 KB Home
456,800        21,423,920
--------------------------------------------------------------------------------
 Lennar Corp.
541,000        29,208,590
--------------------------------------------------------------------------------
 M.D.C. Holdings, Inc.
30,300         1,137,462
--------------------------------------------------------------------------------
 Maytag Corp.
789,600        19,029,360
--------------------------------------------------------------------------------
 Meritage Corp. 1
62,900         1,987,640
--------------------------------------------------------------------------------
 NVR, Inc. 1
74,100        24,597,495
--------------------------------------------------------------------------------
 Pulte Homes, Inc.
370,315        18,823,111
--------------------------------------------------------------------------------
 Ryland Group, Inc.
 (The)
671,000        27,712,300
--------------------------------------------------------------------------------
 Standard Pacific Corp.
131,100         3,378,447
--------------------------------------------------------------------------------
 Toll Brothers, Inc. 1
556,100        10,771,657

-------------

238,543,002

--------------------------------------------------------------------------------
 Internet  Catalog Retail--0.3%
 Amazon.com, Inc. 1
226,000         4,974,260
--------------------------------------------------------------------------------
 USA Interactive 1
1,054,800        25,874,244

-------------

30,848,504

                        9 | OPPENHEIMER MAIN STREET FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Market Value

Shares         See Note 1
--------------------------------------------------------------------------------
 Leisure Equipment  Products--1.4%
 Action Performance
 Cos., Inc.
343,400      $  5,666,100
--------------------------------------------------------------------------------
 Brunswick Corp.
563,400        10,648,260
--------------------------------------------------------------------------------
 Eastman Kodak Co.
1,652,100        48,902,160
--------------------------------------------------------------------------------
 Hasbro, Inc.
932,400        11,291,364
--------------------------------------------------------------------------------
 Mattel, Inc.
2,163,700        46,130,084
--------------------------------------------------------------------------------
 Nautilus Group,
 Inc. (The)
195,300         2,867,004
--------------------------------------------------------------------------------
 Polaris Industries, Inc.
153,000         7,405,200

--------------

132,910,172

--------------------------------------------------------------------------------
 Media--1.8%
 AOL Time Warner, Inc. 1
2,103,900        23,816,148
--------------------------------------------------------------------------------
 Comcast Corp., Cl. A 1
1,364,555        39,872,297
--------------------------------------------------------------------------------
 Cox Communications,
 Inc., Cl. A 1
418,700        12,414,455
--------------------------------------------------------------------------------
 Gannett Co., Inc.
212,500        15,336,125
--------------------------------------------------------------------------------
 General Motors
 Corp., Cl. H 1
332,800         3,391,232
--------------------------------------------------------------------------------
 Harte-Hanks, Inc.
37,450           685,710
--------------------------------------------------------------------------------
 McGraw-Hill Cos.,
 Inc. (The)
342,600        19,267,824
--------------------------------------------------------------------------------
 New York Times Co., Cl. A
51,800         2,406,628
--------------------------------------------------------------------------------
 Tribune Co.
194,100         8,705,385
--------------------------------------------------------------------------------
 Viacom, Inc., Cl. B 1
1,072,248        39,812,568
--------------------------------------------------------------------------------
 Washington Post Co.
 (The), Cl. B
8,400         5,993,400

--------------

171,701,772

--------------------------------------------------------------------------------
 Multiline Retail--2.1%
 Big Lots, Inc. 1
233,900         2,584,595
--------------------------------------------------------------------------------
 BJ's Wholesale
 Club, Inc. 1
239,400         3,346,812
--------------------------------------------------------------------------------
 Costco Wholesale
 Corp. 1
4,400           134,288
--------------------------------------------------------------------------------
 Dillard's, Inc., Cl. A
43,300           604,035
--------------------------------------------------------------------------------
 Federated Department
 Stores, Inc. 1
522,400        13,321,200
--------------------------------------------------------------------------------
 May Department
 Stores Co.
520,600        10,214,172
--------------------------------------------------------------------------------
 Penney (J.C.) Co., Inc.
 (Holding Co.)
1,161,000        23,045,850
--------------------------------------------------------------------------------
 Sears Roebuck  Co.
257,700         5,612,706
--------------------------------------------------------------------------------
 Shopko Stores, Inc. 1
47,100           515,745

Market Value

Shares          See Note 1
--------------------------------------------------------------------------------
 Multiline Retail Continued
 Wal-Mart Stores, Inc.
3,098,300      $148,904,298

--------------

208,283,701

--------------------------------------------------------------------------------
 Specialty Retail--3.8%
 Abercrombie
 Fitch Co., Cl. A 1
76,300         2,098,250
--------------------------------------------------------------------------------
 AnnTaylor Stores
 Corp. 1
704,900        13,675,060
--------------------------------------------------------------------------------
 AutoZone, Inc. 1
369,000        24,280,200
--------------------------------------------------------------------------------
 Bed Bath
 Beyond, Inc. 1
280,000         9,251,200
--------------------------------------------------------------------------------
 Best Buy Co., Inc. 1
606,300        17,625,141
--------------------------------------------------------------------------------
 Christopher
 Banks Corp. 1
348,900         4,975,314
--------------------------------------------------------------------------------
 Deb Shops, Inc.
10,000           194,500
--------------------------------------------------------------------------------
 Electronics Boutique
 Holdings Corp. 1
88,600         1,311,280
--------------------------------------------------------------------------------
 Foot Locker, Inc.
372,700         3,801,540
--------------------------------------------------------------------------------
 Gap, Inc. (The)
2,501,000        32,613,040
--------------------------------------------------------------------------------
 Home Depot, Inc.
3,437,700        80,614,065
--------------------------------------------------------------------------------
 Hot Topic, Inc. 1
223,150         4,931,615
--------------------------------------------------------------------------------
 Limited Brands, Inc.
1,546,490        18,372,301
--------------------------------------------------------------------------------
 Lowe's Cos., Inc.
127,400         5,006,820
--------------------------------------------------------------------------------
 Michaels Stores, Inc. 1
269,100         6,323,850
--------------------------------------------------------------------------------
 Movie Gallery, Inc. 1
56,900           864,937
--------------------------------------------------------------------------------
 Office Depot, Inc. 1
385,600         4,526,944
--------------------------------------------------------------------------------
 Pacific Sunwear of
 California, Inc. 1
194,100         3,437,511
--------------------------------------------------------------------------------
 Pep Boys-Manny,
 Moe  Jack
125,200         1,130,556
--------------------------------------------------------------------------------
 PetsMart, Inc. 1
129,000         1,928,550
--------------------------------------------------------------------------------
 Pier 1 Imports, Inc.
598,800         9,562,836
--------------------------------------------------------------------------------
 RadioShack Corp.
562,300        11,043,572
--------------------------------------------------------------------------------
 Regis Corp.
22,700           528,910
--------------------------------------------------------------------------------
 Rent-A-Center, Inc. 1
167,900         8,386,605
--------------------------------------------------------------------------------
 Ross Stores, Inc.
589,300        20,159,953
--------------------------------------------------------------------------------
 Sherwin-Williams Co.
286,100         7,638,870
--------------------------------------------------------------------------------
 Staples, Inc. 1
1,351,000        23,385,810
--------------------------------------------------------------------------------
 Talbots, Inc. (The)
360,800         8,991,136
--------------------------------------------------------------------------------
 TJX Cos., Inc. (The)
2,516,500        40,440,155
--------------------------------------------------------------------------------
 Too, Inc. 1
91,074         1,388,879
--------------------------------------------------------------------------------
 United Auto
 Group, Inc. 1
41,100           457,443

                       10 | OPPENHEIMER MAIN STREET FUND

Market Value

Shares        See Note 1
-------------------------------------------------------------------------------
 Specialty Retail Continued
 Urban Outfitters, Inc. 1
16,800      $    318,024

-------------

369,264,867

-------------------------------------------------------------------------------
 Textiles  Apparel--0.6%
 Coach, Inc. 1
204,396         7,303,069
-------------------------------------------------------------------------------
 Fossil, Inc. 1
5,700           102,486
-------------------------------------------------------------------------------
 Kellwood Co.
63,500         1,625,600
-------------------------------------------------------------------------------
 Liz Claiborne, Inc.
610,600        17,218,920
-------------------------------------------------------------------------------
 Nike, Inc., Cl. B
637,100        29,542,327
-------------------------------------------------------------------------------
 Timberland Co., Cl. A 1
35,100         1,347,840
-------------------------------------------------------------------------------
 Tommy Hilfiger Corp. 1
85,200           534,204
-------------------------------------------------------------------------------
 VF Corp.
24,800           839,480

-------------

58,513,926

-------------------------------------------------------------------------------
 Consumer Staples--8.2%
-------------------------------------------------------------------------------
 Beverages--1.4%
 Anheuser-Busch
 Cos., Inc.
327,800        15,242,700
-------------------------------------------------------------------------------
 Coca-Cola Co. (The)
2,355,300        94,730,166
-------------------------------------------------------------------------------
 Coca-Cola
 Enterprises, Inc.
435,200         8,782,336
-------------------------------------------------------------------------------
 Pepsi Bottling
 Group, Inc. (The)
223,200         5,189,400
-------------------------------------------------------------------------------
 PepsiCo, Inc.
489,430        18,754,957

-------------

142,699,559

-------------------------------------------------------------------------------
 Food  Drug Retailing--1.3%
 Albertson's, Inc.
859,600        16,186,268
-------------------------------------------------------------------------------
 CVS Corp.
1,564,900        38,966,010
-------------------------------------------------------------------------------
 Kroger Co. (The) 1
2,822,800        37,317,416
-------------------------------------------------------------------------------
 Safeway, Inc. 1
1,729,700        34,403,733
-------------------------------------------------------------------------------
 Walgreen Co.
31,800           894,852
-------------------------------------------------------------------------------
 Winn-Dixie Stores, Inc.
353,400         4,311,480

-------------

132,079,759

-------------------------------------------------------------------------------
 Food Products--2.2%
 Bunge Ltd.
44,800         1,160,320
-------------------------------------------------------------------------------
 Campbell Soup Co.
1,989,600        41,264,304
-------------------------------------------------------------------------------
 ConAgra Foods, Inc.
1,787,400        41,235,318
-------------------------------------------------------------------------------
 Dean Foods Co. 1
288,300        12,157,611
-------------------------------------------------------------------------------
 Dole Food Co., Inc.
161,900         5,310,320
-------------------------------------------------------------------------------
 Fresh Del Monte
 Produce, Inc.
128,400         2,329,176

Market Value

Shares        See Note 1
-------------------------------------------------------------------------------
 Food Products Continued
 Hershey Foods Corp.
452,900      $ 29,261,869
-------------------------------------------------------------------------------
 Kellogg Co.
699,000        20,669,430
-------------------------------------------------------------------------------
 Kraft Foods, Inc., Cl. A
256,200         7,586,082
-------------------------------------------------------------------------------
 Sara Lee Corp.
963,481        19,076,924
-------------------------------------------------------------------------------
 Wrigley, William Jr. Co.
590,400        31,663,152

-------------

211,714,506

-------------------------------------------------------------------------------
 Household Products--2.0%
 Clorox Co. (The)
887,500        37,550,125
-------------------------------------------------------------------------------
 Colgate-Palmolive Co.
260,200        13,090,662
-------------------------------------------------------------------------------
 Dial Corp. (The)
525,800         9,564,302
-------------------------------------------------------------------------------
 Procter  Gamble
 Corp. (The)
1,685,200       137,950,472

-------------

198,155,561

-------------------------------------------------------------------------------
 Personal Products--0.3%
 Avon Products, Inc.
481,800        25,053,600
-------------------------------------------------------------------------------
 Tobacco--1.0%
 Altria Group, Inc.
2,460,300        95,090,595
-------------------------------------------------------------------------------
 Energy--8.3%
-------------------------------------------------------------------------------
 Energy Equipment  Services--0.1%
 Halliburton Co.
267,000         5,409,420
-------------------------------------------------------------------------------
 Helmerich
 Payne, Inc.
8,200           225,500

-------------

5,634,920

-------------------------------------------------------------------------------
 Oil  Gas--8.2%
 Amerada Hess Corp.
235,900        10,504,627
-------------------------------------------------------------------------------
 Anadarko Petroleum
 Corp.
163,500         7,534,080
-------------------------------------------------------------------------------
 Apache Corp.
782,000        51,048,960
-------------------------------------------------------------------------------
 Baytex Energy Ltd. 1
1,380,000         8,938,784
-------------------------------------------------------------------------------
 Brown (Tom), Inc. 1
1,315,800        33,816,060
-------------------------------------------------------------------------------
 Burlington
 Resources, Inc.
778,700        36,092,745
-------------------------------------------------------------------------------
 Canadian 88
 Energy Corp. 1,3
5,539,500         8,737,968
-------------------------------------------------------------------------------
 Canadian Natural
 Resources Ltd.
1,372,585        47,125,602
-------------------------------------------------------------------------------
 Chesapeake Energy
 Corp.
1,749,600        14,206,752
-------------------------------------------------------------------------------
 ChevronTexaco Corp.
1,123,404        72,088,835
-------------------------------------------------------------------------------
 Cimarex Energy Co. 1
40,710           809,315
-------------------------------------------------------------------------------
 ConocoPhillips
337,691        17,120,934
-------------------------------------------------------------------------------
 Devon Energy Corp.
233,600        11,259,520

                       11 | OPPENHEIMER MAIN STREET FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Market Value

Shares        See Note 1
-------------------------------------------------------------------------------
 Oil  Gas Continued
 Enbridge Energy
 Management LLC
271,927      $ 10,605,153
-------------------------------------------------------------------------------
 EOG Resources, Inc.
398,400        16,453,920
-------------------------------------------------------------------------------
 Exxon Mobil Corp.
7,600,496       258,568,874
-------------------------------------------------------------------------------
 Frontier Oil Corp. 3
1,842,100        30,118,335
-------------------------------------------------------------------------------
 Kerr-McGee Corp.
367,300        15,147,452
-------------------------------------------------------------------------------
 Marathon Oil Corp.
936,000        21,612,240
-------------------------------------------------------------------------------
 Murphy Oil Corp.
662,700        28,515,981
-------------------------------------------------------------------------------
 Noble Energy, Inc.
63,900         2,255,670
-------------------------------------------------------------------------------
 Occidental Petroleum
 Corp.
1,222,100        36,540,790
-------------------------------------------------------------------------------
 Ocean Energy, Inc.
287,800         5,776,146
-------------------------------------------------------------------------------
 Paramount Energy
 Trust 1
302,784         2,743,713
-------------------------------------------------------------------------------
 Paramount
 Resources Ltd.
1,838,400        14,992,992
-------------------------------------------------------------------------------
 Sunoco, Inc.
140,900         4,986,451
-------------------------------------------------------------------------------
 Talisman Energy, Inc.
770,000        30,597,396
-------------------------------------------------------------------------------
 Teekay Shipping Corp.
31,500         1,221,885
-------------------------------------------------------------------------------
 Unocal Corp.
380,100        10,015,635

-------------

809,436,815

-------------------------------------------------------------------------------
 Financials--23.5%
-------------------------------------------------------------------------------
 Banks--10.2%
 AmSouth Bancorp
981,800        20,225,080
-------------------------------------------------------------------------------
 Astoria Financial Corp.
423,700        10,643,344
-------------------------------------------------------------------------------
 Bank of America Corp.
2,450,100       169,644,924
-------------------------------------------------------------------------------
 Bank of New York
 Co., Inc. (The)
1,670,000        38,042,600
-------------------------------------------------------------------------------
 Bank One Corp.
2,565,700        92,442,171
-------------------------------------------------------------------------------
 BBT Corp.
489,300        16,063,719
-------------------------------------------------------------------------------
 Charter One
 Financial, Inc.
45,671         1,320,349
-------------------------------------------------------------------------------
 Comerica, Inc.
365,500        14,978,190
-------------------------------------------------------------------------------
 Compass
 Bancshares, Inc.
89,800         2,857,436
-------------------------------------------------------------------------------
 Downey Financial Corp.
2,700           108,405
-------------------------------------------------------------------------------
 First Tennessee
 National Corp.
262,200        10,013,418
-------------------------------------------------------------------------------
 First Virginia Banks, Inc.
33,850         1,384,465
-------------------------------------------------------------------------------
 FleetBoston
 Financial Corp.
2,393,600        58,786,816
-------------------------------------------------------------------------------
 Golden West
 Financial Corp.
743,200        53,807,680

Market Value

Shares        See Note 1
-------------------------------------------------------------------------------
 Banks Continued
 Greenpoint Financial
 Corp.
372,600      $ 15,828,048
-------------------------------------------------------------------------------
 Hibernia Corp., Cl. A
307,500         5,571,900
-------------------------------------------------------------------------------
 Huntington
 Bancshares, Inc.
102,300         1,964,160
-------------------------------------------------------------------------------
 Independence
 Community Bank
 Corp.
132,000         3,429,360
-------------------------------------------------------------------------------
 Indymac Mortgage
 Holdings, Inc.
71,200         1,359,920
-------------------------------------------------------------------------------
 KeyCorp
1,774,600        42,111,258
-------------------------------------------------------------------------------
 Mellon Financial
 Corp.
830,500        18,694,555
-------------------------------------------------------------------------------
 National City Corp.
1,145,200        31,630,424
-------------------------------------------------------------------------------
 North Fork
 Bancorporation, Inc.
881,600        28,422,784
-------------------------------------------------------------------------------
 PNC Financial
 Services Group
36,600         1,644,438
-------------------------------------------------------------------------------
 Regions Financial
 Corp.
94,500         3,059,910
-------------------------------------------------------------------------------
 Roslyn Bancorp, Inc.
25,500           507,960
-------------------------------------------------------------------------------
 Sovereign Bancorp,
 Inc.
1,335,400        18,134,732
-------------------------------------------------------------------------------
 SunTrust Banks, Inc.
620,000        34,875,000
-------------------------------------------------------------------------------
 U.S. Bancorp
3,077,470        64,380,672
-------------------------------------------------------------------------------
 Union Planters Corp.
228,600         6,291,072
-------------------------------------------------------------------------------
 UnionBanCal Corp.
296,200        12,327,844
-------------------------------------------------------------------------------
 Wachovia Corp.
3,164,500       112,276,460
-------------------------------------------------------------------------------
 Washington
 Mutual, Inc.
907,000        31,318,710
-------------------------------------------------------------------------------
 Webster Financial
 Corp.
51,900         1,847,640
-------------------------------------------------------------------------------
 Wells Fargo Co.
1,565,600        70,999,960

-------------

996,995,404

-------------------------------------------------------------------------------
 Diversified Financials--7.3%
 American Express Co.
1,524,500        51,192,710
-------------------------------------------------------------------------------
 Bear Stearns Cos.,
 Inc. (The)
267,900        16,781,256
-------------------------------------------------------------------------------
 Citigroup, Inc.
6,614,546       220,528,964
-------------------------------------------------------------------------------
 Countrywide
 Financial Corp.
561,400        29,973,146
-------------------------------------------------------------------------------
 Doral Financial Corp.
111,450         3,612,094
-------------------------------------------------------------------------------
 E*TRADE Group, Inc. 1
226,300           950,460
-------------------------------------------------------------------------------
 Fannie Mae
1,240,000        79,484,000

                       12 | OPPENHEIMER MAIN STREET FUND

Market Value

Shares        See Note 1
--------------------------------------------------------------------------------
 Diversified Financials Continued
 Freddie Mac
985,000      $ 53,830,250
--------------------------------------------------------------------------------
 Goldman Sachs
 Group, Inc. (The)
204,700        14,216,415
--------------------------------------------------------------------------------
 Household
 International, Inc.
1,134,100        31,675,413
--------------------------------------------------------------------------------
 J.P. Morgan Chase
  Co.
2,728,000        61,871,040
--------------------------------------------------------------------------------
 Janus Capital
 Group, Inc.
452,900         5,357,807
--------------------------------------------------------------------------------
 Lehman Brothers
 Holdings, Inc.
214,300        11,865,791
--------------------------------------------------------------------------------
 MBNA Corp.
1,395,400        19,326,290
--------------------------------------------------------------------------------
 Moody's Corp.
230,000        10,143,000
--------------------------------------------------------------------------------
 Morgan Stanley
1,745,700        64,329,045
--------------------------------------------------------------------------------
 New Century
 Financial Corp.
264,600         7,046,298
--------------------------------------------------------------------------------
 Principal Financial
 Group, Inc. (The)
561,800        15,488,826
--------------------------------------------------------------------------------
 SLM Corp.
138,400        15,078,680

-------------

712,751,485

--------------------------------------------------------------------------------
 Insurance--5.9%
 ACE Ltd.
869,300        24,088,303
--------------------------------------------------------------------------------
 AFLAC, Inc.
921,900        28,809,375
--------------------------------------------------------------------------------
 Allstate Corp.
1,835,700        58,063,191
--------------------------------------------------------------------------------
 AMBAC Financial
 Group, Inc.
401,200        19,598,620
--------------------------------------------------------------------------------
 American
 International
 Group, Inc.
1,949,905        96,110,817
--------------------------------------------------------------------------------
 Chubb Corp.
642,000        30,700,440
--------------------------------------------------------------------------------
 Cincinnati Financial
 Corp.
100,400         3,558,176
--------------------------------------------------------------------------------
 CNA Financial Corp. 1
11,000           252,890
--------------------------------------------------------------------------------
 Fidelity National
 Financial, Inc.
960,011        31,517,161
--------------------------------------------------------------------------------
 Hartford Financial
 Services Group, Inc.
321,000        11,597,730
--------------------------------------------------------------------------------
 Jefferson-Pilot Corp.
149,700         5,643,690
--------------------------------------------------------------------------------
 John Hancock
 Financial Services, Inc.
1,186,600        33,343,460
--------------------------------------------------------------------------------
 Lincoln National
 Corp.
385,800        10,929,714
--------------------------------------------------------------------------------
 Loews Corp.
1,015,300        44,378,763

Market Value

Shares        See Note 1
--------------------------------------------------------------------------------
 Insurance Continued
 Marsh  McLennan
 Cos., Inc.
168,500      $  6,857,950
--------------------------------------------------------------------------------
 MBIA, Inc.
275,700        10,512,441
--------------------------------------------------------------------------------
 MetLife, Inc.
1,259,300        32,955,881
--------------------------------------------------------------------------------
 Nationwide Financial
 Services, Inc., Cl. A
223,800         5,438,340
--------------------------------------------------------------------------------
 Old Republic
 International Corp.
196,000         5,350,800
--------------------------------------------------------------------------------
 Progressive Corp.
828,000        43,064,280
--------------------------------------------------------------------------------
 Protective Life Corp.
16,100           436,632
--------------------------------------------------------------------------------
 Radian Group, Inc.
172,200         6,004,614
--------------------------------------------------------------------------------
 RenaissanceRe
 Holdings Ltd.
387,800        14,379,624
--------------------------------------------------------------------------------
 Safeco Corp.
314,900        10,353,912
--------------------------------------------------------------------------------
 St. Paul Cos., Inc.
275,300         8,495,758
--------------------------------------------------------------------------------
 Travelers Property
 Casualty Corp., Cl. A
1,176,318        18,409,377
--------------------------------------------------------------------------------
 Travelers Property
 Casualty Corp., Cl. B
526,620         8,373,258
--------------------------------------------------------------------------------
 XL Capital Ltd., Cl. A
123,000         8,725,620

-------------

577,950,817

--------------------------------------------------------------------------------
 Real Estate--0.1%
 Equity Office
 Properties Trust
526,000        12,902,780
--------------------------------------------------------------------------------
 FBR Asset
 Investment Corp.
34,500         1,106,760
--------------------------------------------------------------------------------
 St. Joe Co. (The)
63,100         1,783,206

-------------

15,792,746

--------------------------------------------------------------------------------
 Health Care--12.8%
--------------------------------------------------------------------------------
 Biotechnology--1.0%
 Affymetrix, Inc. 1
29,500           778,800
--------------------------------------------------------------------------------
 Amgen, Inc. 1
1,455,600        79,533,984
--------------------------------------------------------------------------------
 Gilead Sciences, Inc. 1
365,000        12,410,000
--------------------------------------------------------------------------------
 Myriad Genetics, Inc. 1
144,800         1,416,144
--------------------------------------------------------------------------------
 Wyeth
140,600         4,956,150

-------------

99,095,078

--------------------------------------------------------------------------------
 Health Care Equipment  Supplies--1.8%
 Advanced Medical
 Optics, Inc. 1
2,744            31,693
--------------------------------------------------------------------------------
 Baxter International,
 Inc.
1,458,700        41,412,493

                       13 | OPPENHEIMER MAIN STREET FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Market Value

Shares        See Note 1
--------------------------------------------------------------------------------
 Health Care Equipment  Supplies Continued
 Becton, Dickinson
  Co.
991,600     $  34,111,040
--------------------------------------------------------------------------------
 Bio-Rad Laboratories,
 Inc., Cl. A 1
36,700         1,319,365
--------------------------------------------------------------------------------
 Boston Scientific Corp. 1
882,400        38,975,608
--------------------------------------------------------------------------------
 Cooper Cos., Inc. (The)
223,700         6,498,485
--------------------------------------------------------------------------------
 Guidant Corp. 1
1,092,100        39,053,496
--------------------------------------------------------------------------------
 Steris Corp. 1
19,600           494,900
--------------------------------------------------------------------------------
 Stryker Corp.
146,800         9,571,360

-------------

171,468,440

--------------------------------------------------------------------------------
 Health Care Providers  Services--2.7%
 Aetna, Inc.
775,200        32,651,424
--------------------------------------------------------------------------------
 Apria Healthcare
 Group, Inc. 1
244,000         5,375,320
--------------------------------------------------------------------------------
 Cigna Corp.
605,300        26,009,741
--------------------------------------------------------------------------------
 Covance, Inc. 1
191,900         4,519,245
--------------------------------------------------------------------------------
 DaVita, Inc. 1
268,500         5,571,375
--------------------------------------------------------------------------------
 Express Scripts, Inc. 1
127,800         6,609,816
--------------------------------------------------------------------------------
 HCA, Inc.
1,063,800        43,871,112
--------------------------------------------------------------------------------
 Health Net, Inc. 1
401,000        10,069,110
--------------------------------------------------------------------------------
 Humana, Inc. 1
292,000         2,861,600
--------------------------------------------------------------------------------
 IMS Health, Inc.
234,770         3,521,550
--------------------------------------------------------------------------------
 Lincare Holdings, Inc. 1
69,900         2,090,010
--------------------------------------------------------------------------------
 Manor Care, Inc. 1
149,000         2,731,170
--------------------------------------------------------------------------------
 McKesson Corp.
725,000        19,314,000
--------------------------------------------------------------------------------
 Mid Atlantic Medical
 Services, Inc. 1
15,300           546,975
--------------------------------------------------------------------------------
 Option Care, Inc. 1
425             3,336
--------------------------------------------------------------------------------
 Oxford Health
 Plans, Inc. 1
1,095,500        30,674,000
--------------------------------------------------------------------------------
 Pediatrix Medical
 Group, Inc. 1
304,200         8,593,650
--------------------------------------------------------------------------------
 Per-Se Technologies,
 Inc. 1
88,600           607,796
--------------------------------------------------------------------------------
 Sierra Health
 Services, Inc. 1
149,200         1,803,828
--------------------------------------------------------------------------------
 Tenet Healthcare
 Corp. 1
608,800        11,061,896
--------------------------------------------------------------------------------
 WellPoint Health
 Networks, Inc. 1
745,800        50,721,858

-------------

269,208,812

Market Value

Shares        See Note 1
--------------------------------------------------------------------------------
 Pharmaceuticals--7.3%

 Abbott Laboratories
1,175,500      $ 41,871,310
--------------------------------------------------------------------------------
 Bristol-Myers
 Squibb Co.
944,900        22,016,170
--------------------------------------------------------------------------------
 Eli Lilly  Co.
660,500        37,357,880
--------------------------------------------------------------------------------
 Forest
 Laboratories, Inc. 1
668,900        33,311,220
--------------------------------------------------------------------------------
 Johnson  Johnson
2,353,768       123,455,132
--------------------------------------------------------------------------------
 Merck  Co., Inc.
2,987,100       157,569,525
--------------------------------------------------------------------------------
 Pfizer, Inc.
7,048,325       210,181,051
--------------------------------------------------------------------------------
 Pharmaceutical
 Resources, Inc. 1
89,500         3,351,775
--------------------------------------------------------------------------------
 Pharmacia Corp.
1,625,300        67,157,396
--------------------------------------------------------------------------------
 Schering-Plough Corp.
515,500         9,289,310
--------------------------------------------------------------------------------
 Taro Pharmaceutical
 Industries Ltd. 1
204,100         7,494,552

-------------

713,055,321

--------------------------------------------------------------------------------
 Industrials--8.9%
--------------------------------------------------------------------------------
 Aerospace  Defense--2.0%
 Boeing Co.
1,862,200        51,322,232
--------------------------------------------------------------------------------
 Goodrich Corp.
1,048,900        16,121,593
--------------------------------------------------------------------------------
 Honeywell
 International, Inc.
2,185,900        50,035,251
--------------------------------------------------------------------------------
 InVision
 Technologies, Inc. 1
188,200         4,115,934
--------------------------------------------------------------------------------
 Lockheed Martin
 Corp.
256,400        11,722,608
--------------------------------------------------------------------------------
 Precision Castparts
 Corp.
60,300         1,423,080
--------------------------------------------------------------------------------
 Raytheon Co.
293,400         7,945,272
--------------------------------------------------------------------------------
 Rockwell Collins, Inc.
207,100         4,069,515
--------------------------------------------------------------------------------
 United Technologies
 Corp.
874,400        51,222,352

-------------

197,977,837

--------------------------------------------------------------------------------
 Air Freight  Couriers--0.7%
 FedEx Corp.
1,042,100        53,563,940
--------------------------------------------------------------------------------
 United Parcel Service,
 Inc., Cl. B
303,000        17,434,620

-------------

70,998,560

                       14 | OPPENHEIMER MAIN STREET FUND

Market Value

Shares        See Note 1
--------------------------------------------------------------------------------
 Building Products--0.3%
 Lennox
 International, Inc.
43,800      $    585,168
--------------------------------------------------------------------------------
 Masco Corp.
1,725,500        31,714,690

-------------

32,299,858

--------------------------------------------------------------------------------
 Commercial Services  Supplies--1.4%
 Arbitron, Inc. 1
28,100           875,877
--------------------------------------------------------------------------------
 Convergys Corp. 1
476,500         5,860,950
--------------------------------------------------------------------------------
 Deluxe Corp.
313,600        12,638,080
--------------------------------------------------------------------------------
 First Data Corp.
1,255,300        43,496,145
--------------------------------------------------------------------------------
 HR Block, Inc.
1,007,200        40,862,104
--------------------------------------------------------------------------------
 Harland (John H.) Co.
127,400         2,927,652
--------------------------------------------------------------------------------
 ITT Educational
 Services, Inc. 1
121,600         3,277,120
--------------------------------------------------------------------------------
 Pittston Brink's Group
57,900           820,443
--------------------------------------------------------------------------------
 Right Management
 Consultants, Inc. 1
33,750           396,563
--------------------------------------------------------------------------------
 Sabre Holdings Corp. 1
181,900         3,012,264
--------------------------------------------------------------------------------
 Viad Corp.
134,600         2,813,140
--------------------------------------------------------------------------------
 Waste
 Management, Inc.
751,500        14,954,850

-------------

131,935,188

--------------------------------------------------------------------------------
 Construction  Engineering--0.0%
 EMCOR Group, Inc. 1
33,700         1,627,710
--------------------------------------------------------------------------------
 Electrical Equipment--0.2%
 Cooper Industries
 Ltd., Cl. A
14,100           533,685
--------------------------------------------------------------------------------
 Emerson Electric Co.
168,500         7,931,295
--------------------------------------------------------------------------------
 Energizer Holdings, Inc. 1
76,200         2,023,110
--------------------------------------------------------------------------------
 Molex, Inc., Cl. A
299,600         5,692,400
--------------------------------------------------------------------------------
 Rockwell
 Automation, Inc.
10,000           230,100

-------------

16,410,590

--------------------------------------------------------------------------------
 Industrial Conglomerates--2.8%
 3M Co.
442,300        55,451,151
--------------------------------------------------------------------------------
 Carlisle Cos., Inc.
57,600         2,454,336
--------------------------------------------------------------------------------
 General Electric Co.
8,971,100       215,754,955

-------------

273,660,442

--------------------------------------------------------------------------------
 Machinery--0.6%
 Cummins, Inc.
26,600           637,602
--------------------------------------------------------------------------------
 Deere  Co.
495,300        20,495,514

Market Value

Shares        See Note 1
--------------------------------------------------------------------------------
 Machinery Continued
 Eaton Corp.
151,000      $ 10,713,450
--------------------------------------------------------------------------------
 EnPro Industries, Inc. 1
99,080           395,329
--------------------------------------------------------------------------------
 Ingersoll-Rand Co.,
 Cl. A
559,600        22,076,220
--------------------------------------------------------------------------------
 ITT Industries, Inc.
102,000         5,735,460
--------------------------------------------------------------------------------
 Oshkosh Truck Corp.
8,700           531,570
--------------------------------------------------------------------------------
 Pentair, Inc.
31,900         1,159,565
--------------------------------------------------------------------------------
 Timken Co.
91,500         1,466,745

-------------

63,211,455

--------------------------------------------------------------------------------
 Road  Rail--0.9%
 Burlington Northern
 Santa Fe Corp.
663,500        16,587,500
--------------------------------------------------------------------------------
 CNF Transportation,
 Inc.
28,000           805,560
--------------------------------------------------------------------------------
 CSX Corp.
662,700        17,800,122
--------------------------------------------------------------------------------
 Hunt (J.B.) Transport
 Services, Inc. 1
54,200         1,330,068
--------------------------------------------------------------------------------
 Norfolk Southern Corp.
1,436,700        27,383,502
--------------------------------------------------------------------------------
 Roadway Corp.
109,800         3,392,820
--------------------------------------------------------------------------------
 Ryder Systems, Inc.
116,300         2,638,847
--------------------------------------------------------------------------------
 Union Pacific Corp.
323,400        17,848,446

-------------

87,786,865

--------------------------------------------------------------------------------
 Information Technology--10.6%
--------------------------------------------------------------------------------
 Communications Equipment--1.1%
 Cisco Systems, Inc. 1
4,091,800        57,203,364
--------------------------------------------------------------------------------
 Motorola, Inc.
5,988,300        50,421,486

-------------

107,624,850

--------------------------------------------------------------------------------
 Computers  Peripherals--3.3%
 Dell Computer Corp. 1
3,008,100        81,098,376
--------------------------------------------------------------------------------
 EMC Corp. 1
5,716,300        42,243,457
--------------------------------------------------------------------------------
 International Business
 Machines Corp.
1,849,700       144,184,115
--------------------------------------------------------------------------------
 Lexmark International,
 Inc., Cl. A 1
496,200        30,967,842
--------------------------------------------------------------------------------
 Maxtor Corp. 1
63,500           381,000
--------------------------------------------------------------------------------
 Seagate Technology
 International, Inc.,
 Escrow Shares 1,2
903,300                --
--------------------------------------------------------------------------------
 Storage Technology
 Corp. 1
36,100           834,993

                       15 | OPPENHEIMER MAIN STREET FUND

STATMENT OF INVESTMENTS Unaudited / Continued

Market Value

Shares        See Note 1
--------------------------------------------------------------------------------
 Computers  Peripherals Continued
 Sun Microsystems,
 Inc. 1
8,215,500      $ 28,261,320

-------------

327,971,103

--------------------------------------------------------------------------------
 Electronic Equipment  Instruments--0.2%
 Avnet, Inc. 1
547,300         5,637,190
--------------------------------------------------------------------------------
 Benchmark
 Electronics, Inc. 1
340,800        11,873,472
--------------------------------------------------------------------------------
 Solectron Corp. 1
637,900         2,009,385

-------------

19,520,047

--------------------------------------------------------------------------------
 Internet Software  Services--0.1%
 Yahoo!, Inc. 1
646,200        13,473,270
--------------------------------------------------------------------------------
 IT Consulting  Services--0.2%
 Cognizant Technology
 Solutions Corp. 1
213,757        15,005,741
--------------------------------------------------------------------------------
 Sungard Data
 Systems, Inc. 1
13,700           269,616

-------------

15,275,357

--------------------------------------------------------------------------------
 Office Electronics--0.3%
 Ikon Office
 Solutions, Inc.
166,700         1,168,567
--------------------------------------------------------------------------------
 Xerox Corp. 1
3,382,300        30,440,700

-------------

31,609,267

--------------------------------------------------------------------------------
 Semiconductor Equipment  Products--1.7%
 Atmel Corp. 1
1,151,100         2,025,936
--------------------------------------------------------------------------------
 Cabot
 Microelectronics
 Corp. 1
9,700           407,400
--------------------------------------------------------------------------------
 Cypress Semiconductor
 Corp. 1
198,200         1,270,462
--------------------------------------------------------------------------------
 Integrated Device
 Technology, Inc. 1
138,900         1,208,430
--------------------------------------------------------------------------------
 Intel Corp.
8,694,700       149,983,575
--------------------------------------------------------------------------------
 Silicon
 Laboratories, Inc. 1
257,200         6,975,264

-------------

161,871,067

--------------------------------------------------------------------------------
 Software--3.7%
 Amdocs Ltd. 1
791,700        10,395,021
--------------------------------------------------------------------------------
 Cadence Design
 Systems, Inc. 1
24,300           257,337
--------------------------------------------------------------------------------
 Citrix Systems, Inc. 1
319,200         3,830,400
--------------------------------------------------------------------------------
 Electronic Arts, Inc. 1
686,500        36,247,200

Market Value

Shares        See Note 1
--------------------------------------------------------------------------------
 Software Continued
 FactSet Research
 Systems, Inc.
61,400      $  1,571,226
--------------------------------------------------------------------------------
 Microsoft Corp.
9,502,000       225,197,400
--------------------------------------------------------------------------------
 Oracle Corp. 1
5,382,100        64,369,916
--------------------------------------------------------------------------------
 Sybase, Inc. 1
141,400         2,077,166
--------------------------------------------------------------------------------
 Symantec Corp. 1
90,000         3,642,300
--------------------------------------------------------------------------------
 Take-Two Interactive
 Software, Inc. 1
499,800        10,450,818

-------------

358,038,784

--------------------------------------------------------------------------------
 Materials--3.5%
--------------------------------------------------------------------------------
 Chemicals--1.3%
 Air Products
 Chemicals, Inc.
17,800           689,928
--------------------------------------------------------------------------------
 Dow Chemical Co.
1,093,100        29,841,630
--------------------------------------------------------------------------------
 Du Pont (E.I.) de
 Nemours  Co.
1,005,682        36,878,359
--------------------------------------------------------------------------------
 Georgia Gulf Corp.
10,400           198,016
--------------------------------------------------------------------------------
 Hercules, Inc. 1
21,300           171,039
--------------------------------------------------------------------------------
 IMC Global, Inc.
465,100         4,097,531
--------------------------------------------------------------------------------
 International Flavors
  Fragrances, Inc.
569,100        17,846,976
--------------------------------------------------------------------------------
 OM Group, Inc.
117,800           996,588
--------------------------------------------------------------------------------
 PPG Industries, Inc.
474,500        22,016,800
--------------------------------------------------------------------------------
 Praxair, Inc.
86,000         4,545,100
--------------------------------------------------------------------------------
 Rohm  Haas Co.
236,200         6,741,148

-------------

124,023,115

--------------------------------------------------------------------------------
 Containers  Packaging--0.3%
 Ball Corp.
435,800        23,219,424
--------------------------------------------------------------------------------
 Crown Holdings, Inc. 1
304,300         1,740,596
--------------------------------------------------------------------------------
 Owens-Illinois, Inc. 1
86,300           776,700
--------------------------------------------------------------------------------
 Sealed Air Corp. 1
53,400         1,936,818
--------------------------------------------------------------------------------
 Temple-Inland, Inc.
31,200         1,307,280

-------------

28,980,818

--------------------------------------------------------------------------------
 Metals  Mining--1.1%
 AK Steel Holding Corp. 1
12,500            68,625
--------------------------------------------------------------------------------
 Alcan, Inc.
1,299,400        36,928,948
--------------------------------------------------------------------------------
 Alcoa, Inc.
1,815,700        37,221,850
--------------------------------------------------------------------------------
 Barrick Gold Corp.
909,300        14,657,916
--------------------------------------------------------------------------------
 Newmont Mining
 Corp. (Holding Co.)
722,100        19,734,993

                       16 | OPPENHEIMER MAIN STREET FUND

Market Value

Shares        See Note 1
--------------------------------------------------------------------------------
 Metals  Mining Continued
 Quanex Corp.
17,800   $      562,480

--------------

109,174,812

--------------------------------------------------------------------------------
 Paper  Forest Products--0.8%
 Boise Cascade Corp.
49,900        1,203,588
--------------------------------------------------------------------------------
 International
 Paper Co.
1,135,200       39,766,056
--------------------------------------------------------------------------------
 Weyerhaeuser Co.
855,200       42,631,720

----------------

83,601,364

--------------------------------------------------------------------------------
 Telecommunication Services--4.0%
--------------------------------------------------------------------------------
 Diversified Telecommunication Services--3.5%
 BellSouth Corp.
3,702,000       80,222,340
--------------------------------------------------------------------------------
 Citizens
 Communications Co. 1
12,200          119,682
--------------------------------------------------------------------------------
 SBC Communications,
 Inc.
5,527,300      114,967,840
--------------------------------------------------------------------------------
 Sprint Corp.
 (Fon Group)
1,699,200       21,579,840
--------------------------------------------------------------------------------
 Verizon
 Communications, Inc.
3,673,910      127,043,808

----------------

343,933,510

--------------------------------------------------------------------------------
 Wireless Telecommunication Services--0.5%
 ATT Corp.
2,631,120       48,780,965
--------------------------------------------------------------------------------
 Utilities--3.0%
--------------------------------------------------------------------------------
 Electric Utilities--2.9%
 CenterPoint Energy, Inc.
1,000            4,650
--------------------------------------------------------------------------------
 Consolidated Edison
 Co. of New York, Inc.
141,300        5,510,700
--------------------------------------------------------------------------------
 Constellation Energy
 Group, Inc.
794,300       20,826,546
--------------------------------------------------------------------------------
 DTE Energy Co.
204,900        8,491,056
--------------------------------------------------------------------------------
 Duke Energy Corp.
532,300        7,191,373
--------------------------------------------------------------------------------
 Edison International 1
312,000        3,856,320
--------------------------------------------------------------------------------
 Entergy Corp.
942,100       42,912,655
--------------------------------------------------------------------------------
 Exelon Corp.
1,453,075       71,418,636
--------------------------------------------------------------------------------
 FirstEnergy Corp.
1,516,700       44,742,650
--------------------------------------------------------------------------------
 FPL Group, Inc.
796,000       44,583,960
--------------------------------------------------------------------------------
 PGE Corp. 1
336,100        4,285,275
--------------------------------------------------------------------------------
 Progress Energy, Inc.
490,400       19,076,560
--------------------------------------------------------------------------------
 Progress Energy, Inc.,
 Contingent Value
 Obligation 1,2
700,000           87,500
--------------------------------------------------------------------------------
 Puget Energy, Inc.
18,800          380,512

Market Value

Shares        See Note 1
--------------------------------------------------------------------------------
 Electric Utilities Continued
 Southern Co.
343,800   $    9,698,598
--------------------------------------------------------------------------------
 Texas Genco
 Holdings, Inc.
41,120          674,368
--------------------------------------------------------------------------------
 Wisconsin Energy
 Corp.
288,700        6,596,795

----------------

290,338,154

--------------------------------------------------------------------------------
 Gas Utilities--0.1%
 Kinder Morgan
 Management LLC
199,418        6,365,423
--------------------------------------------------------------------------------
 Nicor, Inc.
89,000        2,678,010

----------------

9,043,433
--------------------------------------------------------------------------------
 Total Common Stocks
 (Cost
$9,925,715,729)
9,641,404,513

--------------------------------------------------------------------------------
 Preferred Stocks--0.0%
 Wachovia Corp., Dividend
 Equalization Preferred
 Shares 1,2 (Cost $0)
100,000           10,000

                                                        Units
--------------------------------------------------------------------------------
 Rights, Warrants and Certificates--0.1%
 Dime Bancorp, Inc.
 Wts., Exp. 1/2/10 1
500,000           60,000
--------------------------------------------------------------------------------
 Paramount Energy
 Trust Rts., Exp. 3/10/03 1
908,352        5,152,084

----------------
 Total Rights, Warrants
 and Certificates
 (Cost
$3,125,384)
5,212,084

                                                    Principal
                                                       Amount
--------------------------------------------------------------------------------
 Short-Term Notes--0.7%
 Fairway Finance Corp.,
 1.35%, 3/3/03                                 $
18,790,000       18,788,591
--------------------------------------------------------------------------------
 Neptune Funding Corp.:
 1.31%, 3/21/03
25,000,000       24,981,806
 1.75%, 3/3/03
23,367,000       23,365,286

----------------
 Total Short-Term Notes
 (Cost
$67,135,683)
67,135,683

                       17 | OPPENHEIMER MAIN STREET FUND

STATMENT OF INVESTMENTS Unaudited / Continued

Principal      Market Value

Amount        See Note 1
--------------------------------------------------------------------------------
 Joint Repurchase Agreements--0.6%

 Undivided interest of 16.58% in joint
 repurchase agreement (Market Value
 $378,392,000) with Banc One Capital
 Markets, Inc., 1.31%, dated 2/28/03,
 to be repurchased at $62,728,847 on
 3/3/03, collateralized by U.S. Treasury
 Nts., 3%--5.625%, 8/31/03--5/15/08,
 with a value of $346,658,393 and U.S.
 Treasury Bonds, 3.625%, 3/31/04,
 with a value of $39,549,064
 (Cost $62,722,000)
$62,722,000      $   62,722,000
--------------------------------------------------------------------------------
 Total Investments,
 at Value
 (Cost $10,058,698,795)
99.7%      9,776,484,280
--------------------------------------------------------------------------------
 Other Assets
 Net of Liabilities
0.3          29,943,298

--------------------------------
 Net Assets
100.0%     $9,806,427,578

================================

Footnotes to Statement of Investments
1. Non-income producing security.
2. Identifies issues considered to be illiquid--See Note 6 of
Notes to Financial
Statements.
3. Affiliated company. Represents ownership of at least 5% of the voting
securities of the issuer, and is or was an affiliate, as
defined in the
Investment Company Act of 1940, at or during the period ended
February 28, 2003.
The aggregate fair value of securities of affiliated
companies held by the Fund
as of February 28, 2003 amounts to $38,856,303. Transactions during the period
in which the issuer was an affiliate are as follows:

Unrealized
                                  Shares
Gross          Gross              Shares    Appreciation
Dividend        Realized
                         August 31, 2002    Additions
Reductions   February 28, 2003  (Depreciation)     Income
Gain (Loss)
------------------------------------------------------------------------------------------------------------------------------------

Stocks and/or Warrants
Canadian 88 Energy Corp.       6,539,500           --
1,000,000           5,539,500    $ (8,153,135)  $     --   $
(1,813,839)
Frontier Oil Corp.             1,856,000           --
(13,900)          1,842,100      20,196,626
184,660         122,826

----------------------------------------

$ 12,043,491   $184,660   $  (1,691,013)

----------------------------------------

See accompanying Notes to Financial Statements.

                       18 | OPPENHEIMER MAIN STREET FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited

 February 28, 2003
------------------------------------------------------------------------------------------------------
 Assets

 Investments, at value--see accompanying statement:
 Unaffiliated companies (cost
$10,031,885,983)                                     $
9,737,627,977
 Affiliated companies (cost
$26,812,812)
38,856,303

-------------------

9,776,484,280
------------------------------------------------------------------------------------------------------

Cash
4,572,663
------------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Investments
sold
42,021,227
 Interest and
dividends
20,595,093
 Shares of capital stock
sold
10,665,631

Other
342,296

-------------------
 Total
assets
9,854,681,190

------------------------------------------------------------------------------------------------------
 Liabilities

 Payables and other liabilities:
 Shares of capital stock
redeemed
21,277,822
 Investments
purchased
17,904,380
 Distribution and service plan
fees
4,013,665
 Shareholder
reports
2,531,813
 Transfer and shareholder servicing agent
fees                                              2,222,564
 Directors'
compensation
34,497

Other
268,871

-------------------
 Total
liabilities
48,253,612

------------------------------------------------------------------------------------------------------
 Net
Assets
$    9,806,427,578

===================

------------------------------------------------------------------------------------------------------
 Composition of Net Assets

 Par value of shares of capital
stock                                              $
3,972,227
------------------------------------------------------------------------------------------------------
 Additional paid-in
capital
12,598,097,366
------------------------------------------------------------------------------------------------------
 Undistributed net investment
income
9,180,270
------------------------------------------------------------------------------------------------------
 Accumulated net realized loss on investments and foreign
currency transactions        (2,522,607,770)
------------------------------------------------------------------------------------------------------
 Net unrealized depreciation on investments and translation
of assets
 and liabilities denominated in foreign
currencies                                       (282,214,515)

-------------------
 Net
Assets
$    9,806,427,578

===================

                       19 | OPPENHEIMER MAIN STREET FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited/Continued

--------------------------------------------------------------------------------
 Net Asset Value Per Share

 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $5,763,311,314 and 230,921,667 shares of capital stock
outstanding)                                  $24.96
 Maximum offering price per share (net asset value plus sales
charge of 5.75% of offering price)      $26.48
------------------------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable
contingent deferred
 sales charge) and offering price per share (based on net
assets of
 $2,744,808,307 and 113,129,853 shares of capital stock
outstanding)                                  $24.26
------------------------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable
contingent deferred
 sales charge) and offering price per share (based on net
assets of
 $1,022,415,097 and 42,129,345 shares of capital stock
outstanding)                                   $24.27
------------------------------------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable
contingent deferred
 sales charge) and offering price per share (based on net
assets of $57,879,355
 and 2,337,538 shares of capital stock
outstanding)
$24.76
------------------------------------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per
share (based on net
 assets of $218,013,505 and 8,704,343 shares of capital stock
outstanding)                            $25.05

 See accompanying Notes to Financial Statements.

                       20 | OPPENHEIMER MAIN STREET FUND

STATEMENT OF OPERATIONS Unaudited

 For the Six Months Ended February 28, 2003
--------------------------------------------------------------------------------------------------
 Investment Income

 Dividends:
 Unaffiliated companies (net of foreign withholding taxes of
$147,180)            $   102,608,014
 Affiliated
companies
184,660
--------------------------------------------------------------------------------------------------

Interest
1,483,161

----------------
 Total investment
income
104,275,835

--------------------------------------------------------------------------------------------------
 Expenses

 Management
fees
23,923,410
--------------------------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class
A
7,404,277
 Class
B
15,256,452
 Class
C
5,471,807
 Class
N
129,571
--------------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class
A
6,774,798
 Class
B
4,892,064
 Class
C
1,321,105
 Class
Y
497,052
--------------------------------------------------------------------------------------------------
 Shareholder
reports
1,913,244
--------------------------------------------------------------------------------------------------
 Custodian fees and
expenses
134,963
--------------------------------------------------------------------------------------------------
 Directors'
compensation
109,719
--------------------------------------------------------------------------------------------------

Other
581,295

----------------
 Total
expenses
68,409,757
 Less reduction to custodian
expenses
(8,743)
 Less voluntary waiver of transfer and shareholder servicing
agent fees--Class Y         (115,775)

----------------
 Net
expenses
68,285,239

--------------------------------------------------------------------------------------------------
 Net Investment
Income
35,990,596

--------------------------------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)

 Net realized loss on:
 Investments:
   Unaffiliated
companies
(744,258,777)
   Affiliated
companies
(1,691,013)
 Foreign currency
transactions
(1,218,409)

----------------
 Net realized
loss
(747,168,199)

--------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation) on:

Investments
(426,197,058)
 Translation of assets and liabilities denominated in foreign
currencies                4,561,378

----------------
 Net
change
(421,635,680)

----------------
 Net realized and unrealized
loss
(1,168,803,879)

--------------------------------------------------------------------------------------------------
 Net Decrease in Net Assets Resulting from
Operations                             $(1,132,813,283)

----------------

 See accompanying Notes to Financial Statements.

                       21 | OPPENHEIMER MAIN STREET FUND

STATEMENTS OF CHANGES IN NET ASSETS

Six Months  Year Ended          Ended
February 28, 2003             August 31,

(Unaudited)                   2002
----------------------------------------------------------------------------------------------------
 Operations

 Net investment income
$    35,990,596        $    24,095,867
----------------------------------------------------------------------------------------------------
 Net realized
loss
(747,168,199)        (1,063,797,316)
----------------------------------------------------------------------------------------------------
 Net change in unrealized
depreciation                          (421,635,680)
(813,793,592)
 Net decrease in net assets resulting from operations
(1,132,813,283)        (1,853,495,041)

----------------------------------------------------------------------------------------------------
 Dividends and/or Distributions to Shareholders

 Dividends from net investment income:
 Class
A
(44,773,395)           (15,028,867)
 Class
B
--                     --
 Class
C
--                     --
 Class
N
(497,142)               (58,345)
 Class
Y
(1,922,981)              (828,141)
----------------------------------------------------------------------------------------------------
 Distributions from net realized gain:
 Class
A
--            (12,132,399)
 Class
B
--             (8,545,003)
 Class
C
--             (2,567,066)
 Class
N
--                (25,114)
 Class
Y
--               (369,634)

----------------------------------------------------------------------------------------------------
 Capital Stock Transactions

 Net increase (decrease) in net assets resulting from capital stock
 transactions:
 Class
A
5,837,150            148,547,544
 Class
B
(424,852,216)        (1,269,705,682)
 Class
C
(54,327,404)          (160,436,307)
 Class
N
19,939,315             41,677,838
 Class
Y
17,775,801             34,202,372

----------------------------------------------------------------------------------------------------
 Net Assets

 Total decrease
(1,615,634,155)        (3,098,763,845)
----------------------------------------------------------------------------------------------------
 Beginning of period
11,422,061,733         14,520,825,578

-----------------------------------------
 End of period [including undistributed net investment
 income of $9,180,270 and $20,383,192, respectively]
$ 9,806,427,578        $11,422,061,733

=========================================

 See accompanying Notes to Financial Statements.

                       22 | OPPENHEIMER MAIN STREET FUND

FINANCIAL HIGHLIGHTS

                                              Six
Months
Year

Ended
Ended
                                       February 28,
2003
August 31,
 Class A
(Unaudited)            2002        2001        2000
1999          1998
----------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period            $
27.90         $ 32.15     $ 45.41     $ 42.89     $
32.32       $ 33.87
----------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income
..13             .16         .14         .21
..19           .29
 Net realized and unrealized gain (loss)
(2.88)          (4.29)     (11.18)       6.79
12.03           .99

------------------------------------------------------------------------------
 Total from investment operations
(2.75)          (4.13)     (11.04)       7.00
12.22          1.28
----------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income
(.19)           (.07)       (.12)         --
(.15)         (.33)
 Distributions from net realized gain
--            (.05)      (2.10)      (4.48)
(1.50)        (2.50)

------------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders
(.19)           (.12)      (2.22)      (4.48)
(1.65)        (2.83)
----------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period
$24.96          $27.90      $32.15      $45.41
$42.89        $32.32

==============================================================================

----------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1
(9.89)%       (12.90)%     (24.85)%     17.74%
38.62%         3.68%

----------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period
 (in thousands)                               $5,763,311
$6,443,983  $7,320,747  $9,264,943  $7,723,607    $4,932,817
----------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)            $6,094,340
$7,203,226  $7,954,409  $8,428,173  $6,721,568    $5,184,111
----------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income
1.01%           0.52%       0.47%       0.54%
0.50%         0.83%
 Expenses
0.98%           0.99%       0.86%       0.90%
0.91%         0.90% 3
----------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate
48%             78%         76%         73%
72%           81%

1. Assumes an investment on the business day before the first day of the fiscal
period, with all dividends and distributions reinvested in
additional shares on
the reinvestment date, and redemption at the net asset value calculated on the
last business day of the fiscal period. Sales charges are not reflected in the
total returns. Total returns are not annualized for periods
of less than one
full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for
the reduction to
custodian expenses.

See accompanying Notes to Financial Statements.

                       23 | OPPENHEIMER MAIN STREET FUND

FINANCIAL HIGHLIGHTS Continued

Six Months Year Ended
Ended
                                      February 28, 2003
August 31,
 Class B
(Unaudited)         2002          2001          2000
1999          1998
------------------------------------------------------------------------------------------------------------------------------
 Per Share Operating
Data

 Net asset value, beginning of period          $ 27.04
$ 31.34       $ 44.50       $ 42.42       $ 32.07       $
33.66
------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment
operations:
 Net investment income (loss)
(.06)         (.20)         (.13)         (.08)
(.08)          .04
 Net realized and unrealized gain (loss)
(2.72)        (4.05)       (10.93)         6.64
11.93           .96

-------------------------------------------------------------------------------
 Total from investment operations
(2.78)        (4.25)       (11.06)         6.56
11.85          1.00
------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to
shareholders:
 Dividends from net investment income
--            --            --            --
--          (.09)
 Distributions from net realized gain
--          (.05)        (2.10)        (4.48)
(1.50)        (2.50)

-------------------------------------------------------------------------------
 Total dividends and/or
distributions
 to shareholders
--          (.05)        (2.10)        (4.48)
(1.50)        (2.59)
------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                 $24.26
$27.04        $31.34        $44.50        $42.42        $32.07

===============================================================================

------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1             (10.28)%
(13.58)%      (25.39)%       16.84%        37.62%
2.86%

------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental
Data

 Net assets, end of
period
 (in thousands)                             $2,744,808
$3,510,800    $5,404,510    $8,367,040    $7,072,718
$4,168,498
------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)          $3,072,357
$4,607,653    $6,630,335    $7,628,232    $5,930,303
$4,122,775
------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:
2
 Net investment income (loss)
0.16%        (0.25)%       (0.29)%       (0.22)%
(0.26)%        0.06%
 Expenses
1.83%         1.75%         1.61%         1.66%
1.66%         1.66% 3
------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate
48%           78%           76%           73%
72%           81%

1. Assumes an investment on the business day before the first day of the fiscal
period, with all dividends and distributions reinvested in
additional shares on
the reinvestment date, and redemption at the net asset value calculated on the
last business day of the fiscal period. Sales charges are not reflected in the
total returns. Total returns are not annualized for periods
of less than one
full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for
the reduction to
custodian expenses.

See accompanying Notes to Financial Statements.

                       24 | OPPENHEIMER MAIN STREET FUND

                                         Six
Months
Year

Ended
Ended
                                  February 28,
2003
August 31,
 Class C                                (Unaudited)
2002              2001           2000           1999
1998
---------------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period       $ 27.03       $
31.33           $ 44.50        $ 42.41        $ 32.07       $
33.64
---------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                   .01
(.11)             (.11)          (.08)
(.09)          .03
 Net realized and unrealized gain (loss)      (2.77)
(4.14)           (10.96)          6.65
11.93           .98

-------------------------------------------------------------------------------------
 Total from investment operations             (2.76)
(4.25)           (11.07)          6.57
11.84          1.01
---------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income
--            --                --             --
--          (.08)
 Distributions from net realized gain            --
(.05)            (2.10)         (4.48)         (1.50)
(2.50)

-------------------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                 --
(.05)            (2.10)         (4.48)         (1.50)
(2.58)
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period              $24.27
$27.03            $31.33         $44.50         $42.41
$32.07

=====================================================================================

---------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1          (10.21)%
(13.58)%          (25.42)%        16.87%
37.59%         2.91%

---------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period
 (in thousands)                          $1,022,415
$1,198,517        $1,562,452     $2,213,568     $1,850,787
$1,144,692
---------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)       $1,102,458
$1,432,566        $1,825,540     $2,004,263     $1,583,189
$1,184,355
---------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income (loss)                  0.24%
(0.24)%           (0.29)%        (0.23)%
(0.25)%        0.07%
 Expenses                                      1.75%
1.75%             1.61%          1.67%          1.66%
1.65% 3
---------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate
48%           78%               76%            73%
72%           81%

1. Assumes an investment on the business day before the first day of the fiscal
period, with all dividends and distributions reinvested in
additional shares on
the reinvestment date, and redemption at the net asset value calculated on the
last business day of the fiscal period. Sales charges are not reflected in the
total returns. Total returns are not annualized for periods
of less than one
full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for
the reduction to
custodian expenses.

See accompanying Notes to Financial Statements.

                       25 | OPPENHEIMER MAIN STREET FUND

FINANCIAL HIGHLIGHTS Continued

Six Months                               Year

Ended                              Ended
                                                    February
28, 2003                         August 31,
 Class N
(Unaudited)               2002          2001 1
----------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period
$ 27.72            $ 32.09         $ 34.36
----------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment
income
..14                .12             .02
 Net realized and unrealized
loss                               (2.86)
(4.31)          (2.29)

--------------------------------------------
 Total from investment
operations                               (2.72)
(4.19)          (2.27)
----------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment
income                            (.24)
(.13)             --
 Distributions from net realized
gain                              --
(.05)             --

--------------------------------------------
 Total dividends and/or distributions to
shareholders            (.24)              (.18)
--
----------------------------------------------------------------------------------------------------------
 Net asset value, end of
period                                $24.76
$27.72          $32.09

============================================

----------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value
2                             (9.86)%
(13.15)%         (6.61)%

----------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)
$57,879            $43,464          $7,641
----------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)
$52,337            $28,141          $2,672
----------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment
income
1.06%              0.28%           0.36%

Expenses
1.01%              1.24%           1.16%
----------------------------------------------------------------------------------------------------------
 Portfolio turnover
rate
48%                78%             76%

1. For the period from March 1, 2001 (inception of offering)
to August 31, 2001.
2. Assumes an investment on the business day before the first day of the fiscal
period (or inception of offering), with all dividends and
distributions
reinvested in additional shares on the reinvestment date, and redemption at the
net asset value calculated on the last business day of the
fiscal period. Sales
charges are not reflected in the total returns. Total returns are not annualized
for periods of less than one full year.
3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

                       26 | OPPENHEIMER MAIN STREET FUND

                                               Six
Months
Year

Ended
Ended
                                        February 28,
2003
August 31,
 Class Y
(Unaudited)              2002          2001
2000         1999        1998
-----------------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period             $
28.02           $ 32.28       $ 45.64        $ 43.00      $
32.38     $ 33.94
-----------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income
..13               .19           .17            .24
..24         .38
 Net realized and unrealized gain (loss)
(2.86)            (4.28)       (11.22)          6.88
12.07         .97

----------------------------------------------------------------------------------
 Total from investment operations
(2.73)            (4.09)       (11.05)          7.12
12.31        1.35
-----------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income
(.24)             (.12)         (.21)            --
(.19)       (.41)
 Distributions from net realized gain
--              (.05)        (2.10)         (4.48)
(1.50)      (2.50)

----------------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders
(.24)             (.17)        (2.31)         (4.48)
(1.69)      (2.91)
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period
$25.05            $28.02        $32.28         $45.64
$43.00      $32.38

==================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1
(9.81)%          (12.74)%      (24.76)%        18.00%
38.84%       3.88%

-----------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)
$218,014          $225,298      $225,475       $260,289
$148,397     $53,063
-----------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)
$218,047          $227,835      $239,222       $205,586     $
99,155     $36,554
-----------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income
1.14%             0.74%         0.60%          0.77%
0.63%       1.02%
 Expenses
0.97%             0.92%         0.79% 3        0.66%
0.77%       0.67% 4
 Expenses, net of reduction to custodian
 expenses and/or voluntary waiver of
 transfer agent fees
0.86%             0.78%         0.73%          0.66%
0.77%       0.67%
-----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate
48%               78%           76%            73%
72%         81%

1. Assumes an investment on the business day before the first day of the fiscal
period, with all dividends and distributions reinvested in
additional shares on
the reinvestment date, and redemption at the net asset value calculated on the
last business day of the fiscal period. Sales charges are not reflected in the
total returns. Total returns are not annualized for periods
of less than one
full year.
2. Annualized for periods of less than one full year.
3. Added since August 31, 2001 to reflect expenses before
reduction to custodian
expenses and voluntary waiver of transfer agent fees.
4. Expense ratio has been calculated without adjustment for
the reduction to
custodian expenses.

See accompanying Notes to Financial Statements.

                       27 | OPPENHEIMER MAIN STREET FUND

NOTES TO FINANCIAL STATEMENTS Unaudited

--------------------------------------------------------------------------------
 1. Significant Accounting Policies
 Oppenheimer Main Street Growth  Income Fund (the Fund) is a
separate series of
 Oppenheimer Main Street Funds, Inc., an open-end management investment company
 registered under the Investment Company Act of 1940, as
amended. The Fund's
 investment objective is to seek a high total return. The
Fund's investment
 advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B, Class C, Class N and
Class Y shares. Class
 A shares are sold at their offering price, which is normally net asset value
 plus a front-end sales charge. Class B, Class C and Class N shares are sold
 without a front-end sales charge but may be subject to a
contingent deferred
 sales charge (CDSC). Class N shares are sold only through
retirement plans.
 Retirement plans that offer Class N shares may impose
charges on those
 accounts. Class Y shares are sold to certain institutional
investors without
 either a front-end sales charge or a CDSC. All classes of
shares have identical
 rights and voting privileges. Earnings, net assets and net
asset value per
 share may differ by minor amounts due to each class having
its own expenses
 directly attributable to that class. Classes A, B, C and N
have separate
 distribution and/or service plans. No such plan has been
adopted for Class Y
 shares. Class B shares will automatically convert to Class A shares six years
 after the date of purchase.
    The following is a summary of significant accounting
policies consistently
 followed by the Fund.
--------------------------------------------------------------------------------
 Securities Valuation. Securities listed or traded on
National Stock Exchanges
 or other domestic or foreign exchanges are valued based on
the last sale price
 of the security traded on that exchange prior to the time
when the Fund's
 assets are valued. In the absence of a sale, the security is valued at the last
 sale price on the prior trading day, if it is within the
spread of the closing
 bid and asked prices, and if not, at the closing bid price.
Securities
 (including restricted securities) for which quotations are
not readily
 available are valued primarily using dealer-supplied
valuations, a portfolio
 pricing service authorized by the Board of Directors, or at their fair value.
 Fair value is determined in good faith under consistently
applied procedures
 under the supervision of the Board of Directors. Short-term
"money market type"
 debt securities with remaining maturities of sixty days or
less are valued at
 amortized cost (which approximates market value).
--------------------------------------------------------------------------------
 Foreign Currency Translation. The accounting records of the
Fund are maintained
 in U.S. dollars. Prices of securities denominated in foreign currencies are
 translated into U.S. dollars at the closing rates of
exchange. Amounts related
 to the purchase and sale of foreign securities and
investment income are
 translated at the rates of exchange prevailing on the
respective dates of such
 transactions.
    The effect of changes in foreign currency exchange rates
on investments is
 separately identified from the fluctuations arising from
changes in market
 values of securities held and reported with all other
foreign currency gains
 and losses in the Fund's Statement of Operations.

                       28 | OPPENHEIMER MAIN STREET FUND

--------------------------------------------------------------------------------
 Joint Repurchase Agreements. The Fund, along with other
affiliated funds of the
 Manager, may transfer uninvested cash balances into one or
more joint
 repurchase agreement accounts. These balances are invested
in one or more
 repurchase agreements, secured by U.S. government
securities. Securities
 pledged as collateral for repurchase agreements are held by a custodian bank
 until the agreements mature. Each agreement requires that
the market value of
 the collateral be sufficient to cover payments of interest
and principal;
 however, in the event of default by the other party to the
agreement, retention
 of the collateral may be subject to legal proceedings.
--------------------------------------------------------------------------------
 Allocation of Income, Expenses, Gains and Losses. Income,
expenses (other than
 those attributable to a specific class), gains and losses
are allocated daily
 to each class of shares based upon the relative proportion
of net assets
 represented by such class. Operating expenses directly
attributable to a
 specific class are charged against the operations of that
class.
--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to continue to comply with
provisions of the
 Internal Revenue Code applicable to regulated investment
companies and to
 distribute all of its taxable income, including any net
realized gain on
 investments not offset by capital loss carryforwards, if
any, to shareholders.
 Therefore, no federal income or excise tax provision is
required.
    As of February 28, 2003, the Fund had available for
federal income tax
 purposes an estimated unused capital loss carryforward of
$2,455,015,051. This
 estimated capital loss carryforward represents the
carryforward as of the end
 of the last fiscal year, increased for losses deferred under tax accounting
 rules for the current fiscal year and is increased or
decreased by capital
 losses or gains realized in the first six months of the
current fiscal year.
 During the period, the Fund used $0 of carryforward to
offset capital gains
 realized.

 As of August 31, 2002, the Fund had available for federal
income tax purposes
 an unused capital loss carryforward as follows:

                              Expiring
                              ---------------------------
                              2010           $878,523,150

--------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders. Dividends and
distributions to
 shareholders, which are determined in accordance with income tax regulations,
 are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
 Classification of Dividends and Distributions to
Shareholders. Net investment
 income (loss) and net realized gain (loss) may differ for
financial statement
 and tax purposes primarily because of the recognition of
certain foreign
 currency gains (losses) as ordinary income (loss) for tax
purposes. The
 character of dividends and distributions made during the
fiscal year from net
 investment income or net realized gains may differ from
their ultimate
 characterization for federal income tax purposes. Also, due to timing of
 dividends and distributions, the fiscal year in which
amounts are distributed
 may differ from the fiscal year in which the income or net
realized gain was
 recorded by the Fund.

                       29 | OPPENHEIMER MAIN STREET FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued
 The tax character of distributions paid during the six
months ended February
 28, 2003 and the year ended August 31, 2002 was as follows:

                                      Six Months
Ended          Year Ended
                                     February 28, 2003
August 31, 2002

---------------------------------------------------------------
            Distributions paid from:
            Ordinary income              $  47,193,394
$  15,915,353
            Long-term capital gain
--          23,639,216
            Return of capital
--                  --

----------------------------------
            Total                        $
47,193,394         $39,554,569

==================================

--------------------------------------------------------------------------------
 Investment Income. Dividend income is recorded on the
ex-dividend date or upon
 ex-dividend notification in the case of certain foreign
dividends where the
 ex-dividend date may have passed. Non-cash dividends
included in dividend
 income, if any, are recorded at the fair market value of the securities
 received. Interest income, which includes accretion of
discount and
 amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded on the trade date.
 Realized gains and losses on securities sold are determined on the basis of
 identified cost.
--------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting
 principles generally accepted in the United States of
America requires
 management to make estimates and assumptions that affect the reported amounts
 of assets and liabilities and disclosure of contingent
assets and liabilities
 at the date of the financial statements and the reported
amounts of income and
 expenses during the reporting period. Actual results could
differ from those
 estimates.

--------------------------------------------------------------------------------
 2. Shares of Capital Stock
 The Fund has authorized 840 million shares of $.01 par value capital stock of
 each class. Transactions in shares of capital stock were as follows:

                          Six Months Ended February 28,
2003           Year Ended August 31, 2002
                                  Shares
Amount           Shares              Amount
--------------------------------------------------------------------------------------------------

 Class A
 Sold                         27,202,970       $
714,020,129       57,015,786     $ 1,776,402,610
 Dividends and/or
 distributions reinvested      1,539,851
40,960,087          761,969          24,779,385
 Redeemed                    (28,824,725)
(749,143,066)     (54,472,499)     (1,652,634,451)

---------------------------------------------------------------------
 Net increase (decrease)         (81,904)      $
5,837,150        3,305,256     $   148,547,544

=====================================================================

--------------------------------------------------------------------------------------------------
 Class B
 Sold                          6,657,449       $
170,023,455       16,064,824     $   486,429,385
 Dividends and/or
 distributions reinvested             --
--          241,561           7,655,080
 Redeemed                    (23,382,430)
(594,875,671)     (58,925,314)     (1,763,790,147)

---------------------------------------------------------------------
 Net decrease                (16,724,981)
$(424,852,216)     (42,618,929)    $(1,269,705,682)

=====================================================================

                       30 | OPPENHEIMER MAIN STREET FUND

                          Six Months Ended February 28,
2003           Year Ended August 31, 2002
                                  Shares
Amount           Shares              Amount
--------------------------------------------------------------------------------------------------

 Class C
 Sold                          3,010,409       $
76,875,683        5,601,281       $ 168,931,421
 Dividends and/or
 distributions reinvested             --
--           66,833           2,117,929
 Redeemed                     (5,216,399)
(131,203,087)     (11,204,768)       (331,485,657)

---------------------------------------------------------------------
 Net decrease                 (2,205,990)      $
(54,327,404)      (5,536,654)      $(160,436,307)

=====================================================================

--------------------------------------------------------------------------------------------------
 Class N
 Sold                          1,038,924       $
26,842,357        1,587,930       $  49,389,515
 Dividends and/or
 distributions reinvested         18,620
491,777            2,577              83,453
 Redeemed                       (288,080)
(7,394,819)        (260,531)         (7,795,130)

---------------------------------------------------------------------
 Net increase                    769,464       $
19,939,315        1,329,976       $  41,677,838

=====================================================================

--------------------------------------------------------------------------------------------------
 Class Y
 Sold                          2,096,524       $
55,190,273        3,654,159       $ 113,685,089
 Dividends and/or
 distributions reinvested         71,957
1,919,814           36,629           1,194,830
 Redeemed                     (1,504,059)
(39,334,286)      (2,635,983)        (80,677,547)

---------------------------------------------------------------------
 Net increase                    664,422       $
17,775,801        1,054,805       $  34,202,372

=====================================================================

--------------------------------------------------------------------------------
 3. Purchases and Sales of Securities
 The aggregate cost of purchases and proceeds from sales of
securities, other
 than short-term obligations, for the six months ended
February 28, 2003, were
 $5,001,476,642 and $5,381,706,582, respectively.

--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager were in accordance with
 the investment advisory agreement with the Fund which
provides for a fee of
 0.65% of the first $200 million of average annual net assets of the Fund, 0.60%
 of the next $150 million, 0.55% of the next $150 million,
and 0.45% of average
 annual net assets in excess of $500 million.

--------------------------------------------------------------------------------
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a
division of the
 Manager, acts as the transfer and shareholder servicing
agent for the Fund. The
 Fund pays OFS a $19.75 per account fee.
    Additionally, Class Y shares are subject to minimum fees
of $5,000 for
 assets of less than $10 million and $10,000 for assets of
$10 million or more.
 The Class Y shares are subject to the minimum fees in the
event that the per
 account fee does not equal or exceed the applicable minimum fees. OFS may
 voluntarily waive the minimum fees.
    OFS has voluntarily agreed to limit transfer and
shareholder servicing agent
 fees up to an annual rate of 0.35% of average annual net
assets for all
 classes. This undertaking may be amended or withdrawn at any time.

                       31 | OPPENHEIMER MAIN STREET FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates Continued
 Distribution and Service Plan (12b-1) Fees. Under its
General Distributor's
 Agreement with the Manager, OppenheimerFunds Distributor,
Inc. (the
 Distributor) acts as the Fund's principal underwriter in the continuous public
 offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor
from the sale of
 shares or on the redemption of shares is shown in the table below for the
 period indicated.

                      Aggregate        Class A
Concessions           Concessions
Concessions          Concessions
                      Front-End      Front-End           on
Class A            on Class B           on Class C
on Class N
                  Sales Charges  Sales Charges
Shares                Shares
Shares               Shares
 Six Months          on Class A    Retained by
Advanced by           Advanced by          Advanced
by          Advanced by
 Ended                   Shares    Distributor
Distributor 1         Distributor 1        Distributor
1        Distributor 1
-----------------------------------------------------------------------------------------------------------------------------------

 February 28, 2003   $4,641,326       $951,479
$439,255            $5,213,040
$575,599             $182,165

 1. The Distributor advances concession payments to dealers
for certain sales of
 Class A shares and for sales of Class B, Class C and Class N shares from its
 own resources at the time of sale.

                                    Class A            Class
B             Class C             Class N
                                 Contingent
Contingent          Contingent          Contingent
                                   Deferred
Deferred            Deferred            Deferred
                              Sales Charges      Sales
Charges       Sales Charges       Sales Charges
 Six Months                     Retained by        Retained
by         Retained by         Retained by
 Ended                          Distributor
Distributor         Distributor         Distributor
-------------------------------------------------------------------------------------------------------

 February 28, 2003                  $63,906
$6,186,922             $55,902             $80,136

--------------------------------------------------------------------------------
 Service Plan for Class A Shares. The Fund has adopted a
Service Plan for Class
 A Shares. It reimburses the Distributor for a portion of its costs incurred for
 services provided to accounts that hold Class A shares.
Reimbursement is made
 quarterly at an annual rate of up to 0.25% of the average
annual net assets of
 Class A shares of the Fund. For the six months ended
February 28, 2003,
 payments under the Class A Plan totaled $7,404,277, all of
which were paid by
 the Distributor to recipients, and included $352,237 paid to an affiliate of
 the Manager. Any unreimbursed expenses the Distributor
incurs with respect to
 Class A shares in any fiscal year cannot be recovered in
subsequent years.

--------------------------------------------------------------------------------
 Distribution and Service Plans for Class B, Class C and
Class N Shares. The
 Fund has adopted Distribution and Service Plans for Class B,
Class C and Class
 N shares. Under the plans, the Fund pays the Distributor an annual asset-based
 sales charge of 0.75% per year on Class B shares and on
Class C shares and the
 Fund pays the Distributor an annual asset-based sales charge of 0.25% per year
 on Class N shares. The Distributor also receives a service
fee of 0.25% per
 year under each plan.

 Distribution fees paid to the Distributor for the six months ended February 28,
 2003, were as follows:

Distributor's

Distributor's          Aggregate

Aggregate       Unreimbursed

Unreimbursed      Expenses as %
                        Total Payments          Amount
Retained               Expenses      of Net Assets
                            Under Plan           by
Distributor             Under Plan           of Class
---------------------------------------------------------------------------------------------------------

 Class B Plan              $15,256,452
$11,702,117            $64,036,926               2.33%
 Class C Plan                5,471,807
744,061             24,905,201               2.44
 Class N Plan                  129,571
114,483              1,203,533               2.08

                       32 | OPPENHEIMER MAIN STREET FUND

--------------------------------------------------------------------------------
 5. Foreign Currency Contracts
 A foreign currency contract is a commitment to purchase or
sell a foreign
 currency at a future date, at a negotiated rate. The Fund
may enter into
 foreign currency contracts for operational purposes and to
seek to protect
 against adverse exchange rate fluctuations. Risks to the
Fund include the
 potential inability of the counterparty to meet the terms of the contract.
    The net U.S. dollar value of foreign currency underlying
all contractual
 commitments held by the Fund and the resulting unrealized
appreciation or
 depreciation are determined using foreign currency exchange rates as provided
 by a reliable bank, dealer or pricing service. Unrealized
appreciation and
 depreciation on foreign currency contracts are reported in
the Statement of
 Assets and Liabilities as a receivable or payable and in the
Statement of
 Operations with the change in unrealized appreciation or
depreciation.
    The Fund may realize a gain or loss upon the closing or
settlement of the
 foreign currency transactions. Such realized gains and
losses are reported with
 all other foreign currency gains and losses in the Statement of Operations.

--------------------------------------------------------------------------------
 6. Illiquid Securities
 As of February 28, 2003, investments in securities included issues that are
 illiquid. A security may be considered illiquid if it lacks a readily available
 market or if its valuation has not changed for a certain
period of time. The
 Fund intends to invest no more than 10% of its net assets
(determined at the
 time of purchase and reviewed periodically) in illiquid
securities. The
 aggregate value of illiquid securities subject to this
limitation as of
 February 28, 2003 was $97,500, which represents less than
0.01% of the Fund's
 net assets.

--------------------------------------------------------------------------------
 7. Bank Borrowings
 The Fund had the ability to borrow from a bank for temporary or emergency
 purposes provided asset coverage for borrowings exceeded
300%. The Fund and
 other Oppenheimer funds participated in a $400 million
unsecured line of credit
 with a bank. Under that unsecured line of credit, interest
was charged to each
 fund, based on its borrowings, at a rate equal to the
Federal Funds Rate plus
 0.45%. Under that credit facility, the Fund paid a
commitment fee equal to its
 pro rata share of the average unutilized amount of the
credit facility at a
 rate of 0.08% per annum. The credit facility was terminated on November 12,
 2002.
    The Fund had no borrowings through November 12, 2002.

                     OPPENHEIMER SELECT MANAGERS
                  Supplement dated May 7, 2003 to the
                    Prospectus dated March 28, 2003

The Prospectus is changed as follows:

1.    The  following  paragraph  is  added  to the  end  of the  section captioned "How the Fund is Managed" on Page 55:

   At a recent  meeting,  the Board of Trustees of the Funds  determined
   (i)  that it is in the best  interest  of the  shareholders  of OSM -
   Mercury  Advisors SP 500 Index Fund that the OSM - Mercury  Advisors
   SP 500 Index Fund  reorganize  into  Oppenheimer  Main Street Fund(R),
   (ii) that it is in the best  interest  of the  shareholders  of OSM -
   Mercury  Advisors Focus Growth Fund that OSM - Mercury Advisors Focus
   Growth Fund reorganize into  Oppenheimer  Growth Fund,  (iii) that it is in the best interest of  shareholders  of OSM - QM Active Balanced
   Fund that OSM - QM Active Balanced Fund  reorganize into  Oppenheimer
   Multiple  Strategies  Fund,  (iv) that it is in the best  interest of shareholders  of OSM -  Jennison  Growth  Fund  that  OSM -  Jennison
   Growth Fund reorganize into  Oppenheimer  Growth Fund, (v) that it is in the best interest of the  shareholders  of OSM - Salomon  Brothers
   All Cap Fund  that OSM -  Salomon  Brothers  All Cap Fund  reorganize into Oppenheimer  Value Fund and (vi) that it is the best interest of shareholders of OSM - Gartmore  Millennium  Growth Fund II that OSM -
   Gartmore  Millennium  Growth  Fund  II  reorganize  into  Oppenheimer
   MidCap Fund. The Board unanimously  approved an agreement and plan of reorganization for each of the reorganizations  described above to be entered  into between each  Oppenheimer  Select  Manager fund and the
   respective  acquiring  fund  (the  "reorganization   plan")  and  the
   transactions  contemplated thereby (the "reorganization").  The Board further  determined that the  reorganizations  should be submitted to
   the  Funds'   shareholders   for  approval,   and  recommended   that
   shareholders approve the  reorganizations.  Shareholders of record as of a date to be  determined  by the Board will be entitled to vote on the  reorganization  and will receive the proxy statement  describing the  reorganizations.  The  date  for the  shareholder  meeting,  the record  date for such  meeting and such other  information  necessary for  shareholders  to make a decision on the proposed  merger will be set forth in the proxy statement.

2.    Subject to approval by the Funds' shareholders,  concurrently with the  reorganization of OSM - Mercury Advisors SP 500 Index Fund into
   Oppenheimer  Main Street Fund(R),  OSM - Mercury  Advisors Focus Growth
   Fund into  Oppenheimer  Growth Fund,  OSM - QM Active  Balanced  Fund
   into  Oppenheimer  Multiple  Strategies  Fund, OSM - Jennison  Growth
   Fund into  Oppenheimer  Growth Fund,  OSM - Salomon  Brothers All Cap
   Fund  into  Oppenheimer  Value  Fund  and OSM -  Gartmore  Millennium
   Growth  Fund II into  Oppenheimer  MidCap  Fund,  Oppenheimer  Select
   Managers will no longer exist.

May 7, 2003                                                   PS0505.018

                  OPPENHEIMER SELECT MANAGERS
                    QM Active Balanced Fund

             Supplement dated May 19, 2003 to the
                Prospectus dated March 28, 2003

The Prospectus is changed as follows:

Class Y shares of QM  Active  Balanced  Fund are not  currently available for sale.

May 19, 2003                                                  PS0505.019

Oppenheimer
Select Managers

Prospectus dated March 28, 2003

Mercury Advisors SP 500 Index Fund
Mercury Advisors Focus Growth Fund
QM Active Balanced Fund
Jennison Growth Fund
Salomon Brothers All Cap Fund
Gartmore Millennium Growth Fund II

As with all mutual funds, the
Securities and Exchange Commission
has not approved or disapproved the
Funds' securities nor has it
determined that this Prospectus is
accurate or complete. It is a
criminal offense to represent
otherwise.

CONTENTS

            ABOUT THE FUNDS

            OSM - Mercury Advisors SP 500 Index Fund
            OSM - Mercury Advisors Focus Growth Fund
            OSM - QM Active Balanced Fund
            OSM - Jennison Growth Fund
            OSM - Salomon Brothers All Cap Fund
            OSM - Gartmore Millennium Growth Fund II
            About the Funds' Investments
            How the Funds are Managed

            ABOUT YOUR ACCOUNT

            How to Buy Shares
            Class A Shares
            Class B Shares
            Class C Shares
            Class N Shares
            Class Y Shares

            Special Investor Services
            AccountLink
            PhoneLink
            OppenheimerFunds Internet Website
            Retirement Plans

            How to Sell Shares
            By Wire
            By Mail
            By Telephone

            How to Exchange Shares
            Shareholder Account Rules and Policies
            Dividends, Capital Gains and Taxes
            Master/Feeder Structure
            Financial Highlights

ABOUT THE FUNDS

Oppenheimer Select Managers -
Mercury Advisors SP 500 Index Fund

WHAT IS THE FUND'S INVESTMENT OBJECTIVE? The Fund seeks to match the performance of the Standard  Poor's 500 Composite Stock Price Index (the
"SP 500") as closely as possible before the deduction of Fund expenses.

WHAT DOES THE FUND MAINLY INVEST IN? The Fund is a non-diversified mutual fund series of Oppenheimer Select Managers (referred to in this Prospectus as the "Trust" or "OSM") that invests all of its assets in the Master SP 500
Index Series of the Quantitative Master Series Trust, a registered investment company (the "Master Fund") that has the same goals as the Fund. All investments will be made by the Master Fund. This structure is sometimes referred to as a "master/feeder" structure. The Fund's investment results will correspond directly to the investment results of the Master Fund. For simplicity, the term "Fund" refers to the Fund and/or the Master Fund, unless otherwise identified. For more information on the master/feeder structure, see "Master/Feeder Structure" on page 74.

      The Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in securities or other financial instruments in, or correlated with, the SP 500. The Fund may invest in all
500 stocks in the SP 500 in roughly the same proportions as their weightings in the SP 500. The Fund may also invest in a strategically selected sample of the 500 stocks in the SP 500 which has aggregate investment characteristics, such as average market capitalization and industry weightings, similar to the SP 500 as a whole, but which involves less transaction cost than would be incurred by purchasing all 500 stocks. Fund
Asset Management L.P., doing business as Mercury Advisors, the investment adviser to the Master Fund (the "Adviser"), may also purchase stocks not included in the SP 500 when it believes that it would be a cost effective way of approximating the SP 500's performance to do so. If the Adviser uses these techniques, the Fund may not track the SP 500 as closely as it would if it were fully replicating the SP 500. The Fund may change the index it attempts to match if the Adviser believes a different index would better enable the Fund to match the performance of the market segment represented by the SP 500 and, accordingly, the investment objective of the Fund may be changed without shareholder approval.

      The Fund may invest in illiquid securities, repurchase agreements, and may engage in securities lending. The Fund will also invest in short term money market instruments such as cash reserves to maintain liquidity. These instruments may include obligations of the U.S. Government, its agencies, or instrumentalities, highly rated bonds or comparable unrated bonds, commercial paper, bank obligations and repurchase agreements and commingled short-term liquidity funds. To the extent the Fund invests in short term money market instruments, it will generally also invest in options, futures or other derivatives in order to seek to maintain full exposure to the SP 500. The
Fund will not invest in options, futures, other derivative instruments or short term money market instruments in order to lessen the Fund's exposure to common stocks as a defensive strategy, but will instead generally attempt to remain fully invested at all times.

      The Fund may invest in derivative instruments, and will normally invest a substantial portion of its assets in options and futures contracts linked to the performance of the SP 500. Derivatives allow the Fund to increase or decrease its exposure to the SP 500 quickly and at less cost than buying or selling stocks. The Fund will invest in options, futures and other derivative instruments in order to gain market exposure quickly in the event of subscriptions, to maintain liquidity in the event of redemptions and to keep trading costs low. In connection with the use of derivative instruments, the
Fund may enter into short sales in order to adjust the weightings of particular securities represented in a derivative to more accurately reflect the securities' weightings in the target index.

How Does the Fund's Adviser Decide What Securities To Buy or Sell? The
Adviser provides the day-to-day portfolio management of the Fund's assets.
The Master Fund's portfolio manager is employed by the Adviser. The Adviser will not attempt to buy or sell securities based on its economic, financial or market analysis, but will instead employ a "passive" investment approach.
This means that the Adviser will attempt to invest in a portfolio of assets whose performance is expected to match approximately the performance of the
SP 500 before deduction of Fund expenses. Except as otherwise provided in the Prospectus, the Adviser will buy or sell securities only when it believes it is necessary to do so in order to match the performance of the SP 500.
The portfolio manager monitors individual issuers for changes in the factors above and these changes may trigger a decision to sell a security.

Who is the Fund Designed For? The Fund is designed for investors who want to invest in the securities of large U.S. companies contained in the SP 500 and are willing to accept the risk that the value of their investment may decline. The Fund does not seek current income and the income from its investments will likely be small. The Fund is not designed for investors needing current income or preservation of capital. Shares of the Fund are available for purchase by retirement plans only. The Fund is not a complete investment program.

Main Risks of Investing in the Fund

All investments have some degree of risk. The Fund's investments are subject to changes in their value from a number of factors, some of which are described below. The risks described below collectively form the risk profile of the Fund, and can affect the value of the Fund's investments, its investment performance and its prices per share. Particular investments and investment strategies also have risks. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them. There is no assurance that the Fund or the Master Fund will achieve its investment objective.

Selection Risk. The Fund is subject to selection risk, which is the risk that the Fund's investments, which may not fully mirror the index, may underperform the stock market or other funds with similar investment objectives and investment strategies. The Fund will attempt to be fully invested at all times, and will not hold a significant portion of its assets in cash. The Fund will generally not attempt  to hedge against adverse market movements. Therefore, the Fund might go down in value more than other mutual funds in the event of a general market decline. In addition, the Fund has operating and other expenses while the SP 500 does not. As a result, while the Fund will attempt to track the SP 500 as closely as possible, it will tend to underperform the SP 500 to some degree over time.

Risks of Investing in Stocks. Because the Fund invests primarily in stocks, the value of the Fund's portfolio will be affected by changes in the stock markets. Market risk will affect the Fund's net asset value per share, which will fluctuate as the values of the Fund's portfolio securities change.
Prices of individual stocks do not all move in the same direction uniformly or at the same time. Different stock markets may also behave differently from each other. Securities in the Fund's portfolio may not increase as much as the market as a whole. Some securities may not be actively traded, and therefore, may not be readily bought or sold. Although at times some of the
Fund's investments may appreciate in value rapidly, investors should not expect that most of the Fund's investments will appreciate rapidly.

      Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry.

Risks of Derivative Investments. The Fund can use derivatives for the management of cash balances as well as to increase or decrease its exposure to the SP 500 quickly. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options and futures are examples of derivatives the Fund can use.

      The Fund may use derivatives for anticipatory hedging. Anticipatory hedging is a strategy in which the Fund uses a derivative to offset the risk that securities in which the Fund intends to invest will increase in value before the Fund has an opportunity to purchase the securities. The Fund will use derivatives for anticipatory hedging in order to gain exposure efficiently to its underlying indices or market segments in the event the
Fund receives cash inflows. Derivatives may not always be available or cost efficient. If the Fund invests in derivatives, the investments may not be as effective as a hedge against price movements.

      If the issuer of the derivative does not pay the amount due, the Fund can lose money on the investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, may not perform the way the portfolio manager expected it to perform. If that happens, the
Fund's share prices could fall, or its hedge might be unsuccessful. Some derivatives may be illiquid, making it difficult to sell them quickly at an acceptable price. The Fund has limits on the amount of particular types of derivatives it can hold. Using derivatives can increase the volatility of the
Fund's share prices.

Risks of Short Sales. When the Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a gain. Any gain will be decreased, and any loss increased, by transaction costs. Although the Fund's gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited. If the Fund makes short sales of securities that increase in value, it may underperform similar mutual funds that do not make short sales of securities they do not own.

Risks of Non-Diversification. The Fund is "non-diversified." That means that compared to funds that are diversified, it can invest a greater portion of its net assets in the securities of one issuer, such as the Master Fund.
However, the Master Fund invests, under normal circumstances, at least 80% of its assets in securities or other financial instruments which are contained in or correlated with securities in the SP 500. Therefore, the portfolio investments of the Master Fund may be diversified.

HOW RISKY IS THE FUND OVERALL? The Master Fund focuses its investments on the stocks of large U.S. companies with the intent of replicating the SP 500 before deduction of fees and expenses. The price of the Master Fund's shares can go up and down substantially. The Master Fund does not use income-oriented investments to help cushion the Master Fund's total return from changes in stock prices. The Fund invests all of its assets in shares of the Master Fund and is therefore non-diversified. It will therefore be vulnerable to the effects of economic changes that affect shares of the
Master Fund. These changes can affect the value of the Fund's price per share. In the OppenheimerFunds spectrum, the Fund is generally more aggressive than funds that invest in both stocks and bonds, but may be less volatile than mid-cap stock funds.

------------------------------------------------------------------------------
An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
------------------------------------------------------------------------------

The Fund's Past Performance

The bar chart and table below show one measure of the risks of investing in the Fund, by showing the Fund's performance (for its Class A shares) since the Fund's inception and by showing how the average annual total returns of the Fund's shares compare to those of a broad-based market index. Please remember that the Fund is intended to be a long-term investment, and that performance results are historical, and that past performance (particularly over a short-term period) is not predictive of future results.

Annual Total Returns (Class A)
(as of 12/31 each year)

  [See appendix to prospectus for data in bar chart showing the annual total return]

Sales  charges  and taxes are not  included in the  calculations  of return in this bar chart, and if those charges and taxes were included,  the returns may be less than those shown.
During the period shown in the bar chart,  the highest return (not annualized)
before  taxes for a  calendar  quarter  was 7.71%  (4thQtr'02)  and the lowest return  (not  annualized)  before  taxes for a calendar  quarter  was  -17.30%
(3rdQtr'02).

--------------------------------------------------------------------------------
                                                                   5 Years
Average Annual Total Returns                                     (or life of
for the periods ended December 31, 2002             1 Year     class, if less)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A Shares (inception 2/16/01)                  -27.62%        -21.15%
--------------------------------------------------------------------------------
SP 500 Index (reflects no deduction for fees,      -22.09%       -15.80%1
expenses or taxes)
--------------------------------------------------------------------------------
Class B Shares (inception 2/16/01)                  -27.56%        -20.91%
--------------------------------------------------------------------------------
Class C Shares (inception 2/16/01)                  -24.54%        -19.23%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class N Shares (inception 3/1/01)                   -24.10%        -17.12%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class Y Shares (inception 2/16/01)                  -23.06%        -18.29%
--------------------------------------------------------------------------------

1From 2/28/01.
The Fund's average annual total returns include applicable sales charges:  for
Class A, the current maximum  initial sales charge of 5.75%;  for Class B, the contingent  deferred  sales charge of 5% (1-year) and 4% (life of class);  and for Class C and  Class N, the 1%  contingent  deferred  sales  charge  for the
1-year period.  There is no sales charge for Class Y. The returns  measure the performance  of a  hypothetical  account  and assume  that all  dividends  and capital gains  distributions  have been reinvested in additional  shares.  The performance of the Fund's Class A shares is compared to the SP 500 Index,  an
unmanaged  index  of  equity  securities.   The  index  performance   includes
reinvestment  of income but does not reflect  transaction  costs,  expenses or taxes. The Fund's investments may vary from those in the index.

Fees and Expenses of the Fund

The following tables are provided to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund.  The Fund pays indirectly through its investment in the Master Fund for management of its assets.  The Fund pays a variety of expenses directly for administration, distribution of its shares and other services.  Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset value per share.
All shareholders therefore pay those expenses indirectly.  Shareholders pay other expenses directly, such as sales charges and account transaction charges. The numbers below are based on the Fund's expenses during its fiscal year ended December 31, 2002.

Shareholder Fees (charges paid directly from your investment):

---------------------------------------------------------------------------------
                                     Class A Class B  Class C  Class N  Class Y
                                     Shares   Shares   Shares   Shares   Shares
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maximum Sales Charge (Load) on        5.75%    None     None     None     None
purchases (as % of offering price)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as % of the lower of the original
offering                              None1    5%2      1%3      1%4      None
price or redemption proceeds)
---------------------------------------------------------------------------------
1. A contingent deferred sales charge may apply to redemptions of investments of $500,000 or more of Class A shares. See "How to Buy Shares" for details.
2. Applies to redemptions in first year after purchase. The contingent deferred sales charge declines to 1% in the sixth year and is eliminated after that.
3. Applies to shares redeemed within 12 months of purchase.
4. Applies to shares redeemed within 18 months of retirement plan's first purchase of Class N shares.

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

---------------------------------------------------------------------------------
                                  Class A  Class B  Class C  Class N   Class Y
                                   Shares   Shares   Shares   Shares    Shares
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Management Fees                    0.005%   0.005%   0.005%   0.005%    0.005%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Distribution and/or Service        0.24%    1.00%    1.00%    0.50%      N/A
(12b-1) Fees
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Other Expenses                     1.79%    1.78%    1.70%    1.66%     46.32%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Total Annual Operating Expenses    2.035%   2.785%   2.705%   2.165%   46.325%
---------------------------------------------------------------------------------
The management fee listed is the fee paid by the Master Fund and incurred indirectly by this Fund. This Fund does not pay a management fee directly to the Adviser. The Adviser has entered into a contractual arrangement with the
Master Fund to provide that the management fee for the Master Fund, when combined with administrative fees of certain funds that invest in the Master
Fund (other than this Fund), will not exceed a specific amount. As a result of this contractual arrangement, the Adviser currently receives management fees of 0.005%. This arrangement has a one-year term and is renewable. Absent that contractual arrangement, the management fee paid by the Master Fund to the Adviser would be 0.05%.
Expenses may vary in future years. "Other Expenses" include transfer agent fees, custodial fees, administration fees paid to OppenheimerFunds, Inc., and accounting and legal expenses that the Fund pays as well as the Fund's pro rata share of the expenses of the Master Fund. The "Other Expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.25% per annum for Class Y shares and 0.35% per annum for all other classes. "Total Annual Operating
Expenses" were reduced by a voluntary expense assumption undertaking by the
Manager. With that expense assumption and the transfer agent waiver, "Total
Annual Operating Expenses" were 1.085% for Class A, 1.835% for Class  B,
1.805% for Class C, 1.295% for Class N and 0.835% for Class Y. Effective
November 1, 2002, the limit on transfer agent fees for Class Y shares increased to 0.35% of average daily net assets per fiscal year. Had that limit been in effect during the Fund's prior fiscal year, the Class Y "Total
Annual Operating Expenses" as percentage of average daily net assets would have been .935%.  Those voluntary undertakings may be revised or terminated at any time.

EXAMPLES.  The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated and reinvest your dividends and distributions.

      The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

--------------------------------------------------------------------------------
If shares are redeemed:   1 Year        3 Years      5 Years       10 Years
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A Shares            $770          $1,176       $1,608        $2,803
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class B Shares            $782          $1,164       $1,672        $2,7711
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class C Shares            $374          $840         $1,432        $3,037
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class N Shares            $320          $678         $1,162        $2,498
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class Y Shares            $10,000       $0           $0            $10,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
If shares are not         1 Year        3 Years      5 Years       10 Years
redeemed:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A Shares            $770          $1,176       $1,608        $2,803
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class B Shares            $282          $864         $1,472        $2,7711
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class C Shares            $274          $840         $1,432        $3,037
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class N Shares            $220          $678         $1,162        $2,498
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class Y Shares            $10,000       $0           $0            $10,000
--------------------------------------------------------------------------------
In the first example, expenses include the initial sales charge for Class A and the applicable Class B, Class C or Class N contingent deferred sales charges. In the second example, the Class A expenses include the sales charge, but Class B, Class C and Class N expenses do not include the contingent deferred sales charges. There are no sales charges on Class Y shares.
1. Class B expenses for years 7 through 10 are based on Class A expenses, because Class B shares automatically convert to Class A shares 72 months after purchase.

Oppenheimer Select Managers -
Mercury Advisors Focus Growth Fund

What is the Fund's Investment Objective? The Fund seeks long-term capital appreciation.

What Does the Fund Mainly Invest In? The Fund is a non-diversified aggressive growth mutual fund that invests all of its assets in the Master Focus Twenty
Trust (the "Master Fund"), a mutual fund that has the same goals as the Fund.
All investments will be made by the Master Fund. This structure is sometimes referred to as a "master/feeder" structure. The Fund's investment results will correspond directly to the investment results of the Master Fund. For simplicity, the term "Fund" refers to the Fund and/or the Master Fund, unless otherwise identified. For more information on the master/feeder structure, see "Master/Feeder Structure" on page 74.

      The Fund generally invests at least 65% of its total assets in equity securities. Normally, the Fund will invest in the common stock of approximately 20 to 30 companies that Fund Asset Management L.P., doing business as Mercury Advisors, the investment adviser to the Master Fund (the
"Adviser"), believes have earnings growth and capital appreciation potential
(also known as "aggressive growth companies").  The Fund may invest in companies of any size but currently emphasizes common stocks of companies with large stock market capitalizations (greater than $5 billion).  To a lesser extent, the Fund also may invest in preferred stock, convertible securities, warrants and rights to subscribe to common stock of those companies. The Fund may invest in excess of 35% of its total assets in cash or U.S. dollar denominated high quality short-term debt instruments for temporary defensive purposes, to maintain liquidity or when economic or market conditions are unfavorable for profitable investing.  The Master Fund may lend its portfolio securities and may invest uninvested cash balances in affiliated money market funds. The Fund may also invest in certain derivative securities.  Derivatives are financial instruments whose value is derived from another security, a commodity (such as gold or oil), or an index such as the SP 500 Index. The Fund may also make short sales of securities.

How Does the Adviser Decide What Securities To Buy or Sell? The Adviser
provides the day-to-day portfolio management of the Fund's assets. The
Adviser selects securities of companies that it believes have strong earnings growth and capital appreciation potential. The Adviser begins its investment process by creating a universe of rapidly growing companies that possess certain growth characteristics. That universe is continually updated. The
Adviser then ranks each company within its universe by using research models that focus on growth characteristics such as positive earnings surprises, upward earnings estimate revisions, and accelerating sales and earnings growth. Finally, using its own fundamental research and bottom-up approach to investing, the Adviser evaluates the quality of each company's earnings and tries to determine whether the company can sustain or increase its current growth trend. The Adviser believes that this disciplined investment process enables it to construct a portfolio of investments with strong growth characteristics. The Adviser monitors individual issuers for changes in the factors above and these changes may trigger a decision to sell a security.

Who Is the Fund Designed For? The Fund is designed primarily for investors seeking capital appreciation in their investment over the long term (at least
5 years).  Those investors should be willing to assume the greater risks of short-term share price fluctuations that are typical for funds seeking long-term capital appreciation, and in particular for a non-diversified fund consisting of relatively few aggressive growth companies. The Fund is designed for investors who understand that the Fund's strategy of investing in relatively few companies and industries may subject the Fund to sector risk and increased volatility.  The Fund does not seek current income and is not designed for investors needing current income or preservation of capital.
Because of its focus on long-term capital appreciation, the Fund may be appropriate for a portion of a retirement plan investment. The Fund is not a complete investment program.

Main Risks of Investing in the Fund

All investments have risks to some degree. The Fund's investments in stocks are subject to changes in their value from a number of factors described below. There is also the risk that poor security selection by the Adviser will cause the Fund to underperform other funds having a similar objective.

      The risks described below can affect the value of the Fund's investments, its investment performance and its prices per share. Particular investments and investment strategies also have risks. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them. There is no assurance that the Fund or the Master Fund will achieve its investment objective.

RISKS OF INVESTING IN STOCKS. Stocks fluctuate in price, and their short-term volatility at times may be great. Because the Fund invests primarily in common stocks, the value of the Fund's portfolio will be affected by changes in the stock markets in which it invests. Market risk will affect the Fund's net asset value per share, which will fluctuate as the values of the Fund's portfolio securities change. A variety of factors can affect the price of a particular stock and the prices of individual stocks do not all move in the same direction uniformly or at the same time. Different stock markets may behave differently from each other.

      Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry.

Risks of Growth Stocks. Stocks of growth companies, particularly newer companies, may offer opportunities for greater long-term capital appreciation but may be more volatile than stocks of larger, more established companies.
They have greater risks if the company's earnings growth or stock price fails to increase as expected.

SELECTION RISK. Selection risk is the risk that the securities that Fund management selects will underperform the markets, the relevant indices or other funds with similar investment objectives and investment strategies. If
Fund management's expectations regarding particular stocks are not met, the
Fund may not achieve its investment objective.

SECTOR RISK. To the extent that the Fund concentrates its investments in a specific sector, there is the possibility that the investments within that sector will decline in price due to industry-specific market or economic developments.

Risks of Derivative Investments. The Fund can use derivatives for the management of cash balances as well as to increase or decrease its exposure to risk quickly. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options and futures are examples of derivatives the Fund can use.

      If the issuer of the derivative does not pay the amount due, the Fund can lose money on the investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, may not perform the way the portfolio manager expected it to perform. If that happens, the
Fund's share prices could fall, or its hedge might be unsuccessful. Some derivatives may be illiquid, making it difficult to value them or sell them quickly at an acceptable price. The Fund has limits on the amount of particular types of derivatives it can hold. Using derivatives can increase the volatility of the Fund's share prices.

Risks of Non-Diversification. The Fund is "non-diversified."  That means that compared to funds that are diversified, it can invest a greater portion of its assets in the securities of one issuer. Having a higher percentage of its assets invested in the securities of fewer issuers could result in greater fluctuations of the Fund's share prices due to events affecting a particular issuer.  If the value of the Fund's investments goes down, you may lose money.

HOW RISKY IS THE FUND OVERALL? In the short term, the stock markets can be volatile, and the price of the Fund's shares can go up and down substantially. Growth stocks may be more volatile than other equity investments. The Master Fund generally does not use income-oriented investments to help cushion its total return from changes in stock prices.
The Master Fund focuses its investments in a limited number of issuers. By concentrating in a smaller number of investments, the Master Fund's and the
Fund's risk is increased because each investment has a greater effect on the
Master Fund's and the Fund's performance. The Fund invests all of its assets in shares of the Master Fund and is therefore non-diversified. It will therefore be vulnerable to the effects of market and economic changes that affect the Master Fund. These changes can affect the value of the Fund's price per share.  Because of the Fund's volatile nature, when the markets or specific market sectors decline, the Fund may underperform the market averages.  The Fund is also subject to the risk that the stocks that Fund management selects will underperform the stock market, the relevant indices or other funds with similar investment objectives and investment strategies.
In the OppenheimerFunds spectrum, the Fund is generally more aggressive than funds that invest in both stocks and bonds or in investment grade debt securities.

------------------------------------------------------------------------------
An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
------------------------------------------------------------------------------

The Fund's Past Performance

The bar chart and table below show one measure of the risks of investing in the Fund, by showing the Fund (for its Class A shares) since the Fund's inception and by showing how the average annual total returns of the Fund's shares, both before and after taxes, compare to those of broad-based market indices.  The table compares the average annual total returns of the Fund's performance (for its Class A shares) since the Fund's inception with those of the Standard  Poor's (SP) 500 Barra Growth Index, a broad measure of market value. The Fund uses this index as its benchmark rather than the SP 500
Index because the SP 500 Barra Growth Index better reflects the Fund's growth investing style. The table also compares the Fund's performance to the
NASDAQ Index.  The after-tax returns for the other classes of shares will vary.

      The after-tax returns are shown for Class A shares only and are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown, and do not reflect the impact of state or local taxes. In certain cases, the figure representing "Return
After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The after-tax returns are calculated based on certain assumptions mandated by regulation and your actual after-tax returns may differ from those shown, depending on your individual tax situation.  The after-tax returns set forth below are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or IRAs or to institutional investors not subject to tax. The
Fund's past investment performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns (Class A)
(as of 12/31 each year)

  [See appendix to prospectus for data in bar chart showing the annual total return]

Sales  charges  and taxes are not  included in the  calculations  of return in this bar chart, and if those charges and taxes were included,  the returns may be less than those shown.
During the period shown in the bar chart,  the highest return (not annualized)
before  taxes for a  calendar  quarter  was 2.19%  (4thQtr'02)  and the lowest return  (not  annualized)  before  taxes for a calendar  quarter  was  -20.56%
(3rdQtr'02).

--------------------------------------------------------------------------------
Average Annual Total Returns                        1 Year         5 Years
                                                                 (or life of
For the periods ended December 31, 2002                        class, if less)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A Shares (inception 2/16/01)
     Return Before Taxes                           -42.51%         -55.45%
     Return After Taxes on Distributions           -42.51%         -55.45%
     Return  After Taxes on  Distributions  and    -25.89%         -40.68%
Sale of Fund Shares
--------------------------------------------------------------------------------
SP 500 Barra Growth Index (reflects no            -23.59%         -15.48%1
deduction for fees, expenses or taxes)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NASDAQ  Composite  Index (reflects no deduction    -31.53%         -22.91%2
for fees, expenses or taxes)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class B Shares (inception 2/16/01)                 -42.50%         -55.32%
--------------------------------------------------------------------------------
Class C Shares (inception 2/16/01)                 -40.08%         -54.33%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class N Shares (inception 3/1/01)                  -39.62%         -49.92%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class Y Shares (inception 2/16/01)                 -39.06%         -53.91%
--------------------------------------------------------------------------------

1From 2/28/01.
2From 2/28/01.
The Fund's average annual total returns include applicable sales charges: for
Class A, the current maximum initial sales charge of 5.75%; for Class B, the contingent deferred sales charge of 5% (1-year) and 4% (life of class); and
for Class C and Class N the 1% contingent deferred sales charge for the
1-year period. There is no sales charge for Class Y. The returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares. The performance of the Fund's Class A shares is compared to the SP Barra Growth
Index and the NASDAQ Composite Index. The SP 500 Barra Growth Index is a
widely recognized, unmanaged index of common stock prices.  The NASDAQ
Composite Index is an unmanaged broad-based index comprised of common stocks.  The index performance includes reinvestment of income but does not reflect transaction costs, expenses or taxes. The Fund will have investments that vary from those in the indices.

Fees and Expenses of the Fund

The following tables are provided to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund.  The Fund pays indirectly through its investment in the Master Fund for management of its assets. The Fund pays a variety of expenses directly for administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset value per share. All shareholders therefore pay those expenses indirectly. Shareholders pay other expenses directly, such as sales charges and account transaction charges. The numbers below are based on the Fund's expenses during its fiscal period ended
November 30, 2002.

Shareholder Fees (charges paid directly from your investment):

---------------------------------------------------------------------------------
                                     Class   Class B  Class C  Class N  Class Y
                                     A       Shares   Shares   Shares   Shares
                                     Shares
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maximum Sales Charge (Load) on
purchases                            5.75%   None     None     None     None
(as % of offering price)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as % of the lower of the original   None1   5%2      1%3      1%4      None
offering
price or redemption proceeds)
---------------------------------------------------------------------------------
1. A contingent deferred sales charge may apply to redemptions of investments of $1 million or more ($500,000 for certain retirement plan accounts) of
Class A shares. See "How to Buy Shares" for details.
2. Applies to redemptions in first year after purchase. The contingent deferred sales charge declines to 1% in the sixth year and is eliminated after that.
3. Applies to shares redeemed within 12 months of purchase.
4. Applies to shares redeemed within 18 months of retirement plan's first purchase of Class N shares.

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

-------------------------------------------------------------------------------
                                Class A  Class B   Class C   Class N  Class Y
                                Shares   Shares    Shares    Shares   Shares
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Management Fees                 0.60%    0.60%     0.60%     0.60%    0.60%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Distribution and/or Service     0.24%    1.00%     1.00%     0.50%    N/A
(12b-1) Fees
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Other Expenses                  2.52%    2.56%     2.53%     2.68%    88.54%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Total Annual Operating Expenses 3.36%    4.16%     4.13%     3.78%    89.14%
-------------------------------------------------------------------------------
The management fee listed is the fee paid by the Master Fund and incurred indirectly by this Fund. This Fund does not pay a management fee directly to the Adviser. Expenses may vary in future years. "Other Expenses" include transfer agent fees, custodial fees, administration fees paid to
OppenheimerFunds, Inc., and accounting and legal expenses that the Fund pays as well as the Fund's pro rata share of the expenses of the Master Fund. The
"Other Expenses" in the table are based on, among other things, the fees the
Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.25%
per annum for Class Y shares and 0.35% per annum for all other classes.
"Total Annual Operating Expenses" were reduced by a voluntary expense assumption undertaking by the Manager. With that expense assumption and the transfer agent waiver, "Total Annual Operating Expenses" were 2.34% for Class
A, 3.13% for Class B, 3.07% for Class C, 2.72% for Class N and 1.81% for
Class Y. Effective November 1, 2002, the limit on transfer agent fees for
Class Y shares increased to 0.35% of average daily net assets per fiscal year. Had that limit been in effect during the Fund's prior fiscal year, the
Class Y "Total Annual Operating Expenses" as percentage of average daily net assets would have been 1.91%.  Those voluntary undertakings may be revised or terminated at any time.

EXAMPLES. The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated and reinvest your dividends and distributions.

      The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

--------------------------------------------------------------------------------
If shares are redeemed:1  1 Year        3 Years      5 Years       10 Years
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A Shares            $894          $1,549       $2,225        $4,014
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class B Shares            $918          $1,564       $2,324        $4,0202
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class C Shares            $515          $1,255       $2,110        $4,314
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class N Shares            $480          $1,155       $1,949        $4,019
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class Y Shares            $5,170        $5,981       $6,003        $10,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
If shares are not         1 Year        3 Years      5 Years       10 Years
redeemed:1
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A Shares            $894          $1,549       $2,225        $4,014
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class B Shares            $418          $1,264       $2,124        $4,0202
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class C Shares            $415          $1,255       $2,110        $4,314
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class N Shares            $380          $1,155       $1,949        $4,019
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class Y Shares            $5,170        $5,981       $6,003        $10,000
--------------------------------------------------------------------------------
In the first example, expenses include the initial sales charge for Class A and the applicable Class B, Class C or Class N contingent deferred sales charges. In the second example, the Class A expenses include the sales charge, but Class B, Class C and Class N expenses do not include the contingent deferred sales charges. There are no sales charges on Class Y shares.
1. Includes expenses of both the Fund and the Master Fund.
2. Class B expenses for years 7 through 10 are based on Class A expenses, because Class B shares automatically convert to Class A shares 72 months after purchase.

Oppenheimer Select Managers - QM Active Balanced Fund

What is the Fund's Investment Objective? The Fund seeks income and long-term growth of capital.

What Does the Fund Mainly Invest In? To seek income and long-term growth of capital, the Fund invests mainly in a wide variety of equity securities, debt securities and money market instruments. The Fund's investments will be actively shifted among these asset classes in order to capitalize on valuation opportunities and to maximize the Fund's total return. The Fund also invests in other equity securities, such as non-convertible preferred stocks and securities convertible into common stock.

      Under normal market conditions, the Fund invests:
o     40% to 75% of its total assets in equity securities, including common stocks and preferred stocks of issuers of every size - small, medium and large capitalization.
o     25% to 60% of its total assets in investment-grade debt securities.
o     0% to 35% of its total assets in money market instruments.

      The Fund can invest up to 35% of its total assets in foreign equity and debt securities. Up to 30% of the Fund's assets may be used in investment techniques involving leverage, such as dollar rolls, forward rolls and reverse repurchase agreements. The portfolio manager also may use derivatives for hedging or to improve the Fund's returns.

How Do The Portfolio Managers Decide What Securities To Buy or Sell? The
Fund's investment adviser, OppenheimerFunds, Inc. (the "Manager") has retained Prudential Investment Management (the "Subadviser") to provide the day-to-day portfolio management of the Fund's assets. The Fund's portfolio managers are employed by the Subadviser. In selecting securities for the
Fund, the Fund's portfolio managers use a quantitative model. They manage the stock portion of the Fund's portfolio using behavioral finance models to search for securities of companies believed to be underpriced, while maintaining a risk profile like the Standard  Poor's 500 Composite Stock
Price Index.

      The portfolio managers allocate the Fund's investments among equity and debt securities after assessing the relative values of these different types of investments under prevailing market conditions. The portfolio might hold stocks, bonds and money market instruments in different proportions at different times. While stocks and other equity securities are normally emphasized to seek growth of capital, the portfolio managers might buy bonds and other fixed-income securities, instead of stocks, when they think that:
      o  common stocks in general appear to be overvalued,
      o  debt securities offer meaningful capital growth opportunities relative to common stocks, or
      o  it is desirable to maintain liquidity pending investment in equity securities to seek capital growth opportunities.

      The portfolio managers monitor individual issuers for changes in the factors above and these changes may trigger a decision to sell a security.

WHO IS THE FUND DESIGNED FOR? The Fund is designed for investors seeking growth of capital over the long term with the opportunity for some income.
Those investors should be willing to assume the risk of short-term share price fluctuations that are typical for a fund emphasizing equity investments. Since the Fund's income level will fluctuate, it is not designed for investors needing an assured level of current income. Because of its primary focus on long-term growth of capital, the Fund may be appropriate for moderately aggressive investors. Shares of the Fund are available for purchase by retirement plans only. The Fund is not a complete investment program.

Main Risks of Investing in the Fund

All investments have risks to some degree. The Fund's investments in stocks and bonds are subject to changes in their value from a number of factors, as described below.  There is also the risk that poor security selection by the portfolio manager will cause the Fund to underperform other funds having a similar objective.

      The risks described below collectively form the risk profile of the
Fund, and can affect the value of the Fund's investments, its investment performance and its prices per share. Particular investments and investment strategies also have risks. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them. There is no assurance that the Fund will achieve its investment objective.

RISKS OF INVESTING IN STOCKS. Stocks fluctuate in price, and their short-term volatility at times may be great. Because the Fund normally focuses its investments in equity securities, the value of the Fund's portfolio will be affected by changes in the stock markets in which it invests. Market risk will affect the Fund's net asset values per share, which will fluctuate as the values of the Fund's portfolio securities change. A variety of factors can affect the price of a particular stock and the prices of individual stocks do not all move in the same direction uniformly or at the same time.
Different stock markets may behave differently from each other. Because the
Fund can buy both U.S. and foreign stocks it could be affected by changes in domestic and foreign stock markets.

      Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer. The Fund invests in securities of large companies and can also buy securities of small and medium-capitalization companies, which may have more volatile stock prices than large companies.

Industry Focus. At times the Fund may increase the relative emphasis of its investments in stocks of companies in a single industry. Stocks of issuers in a particular industry may be affected by changes in economic conditions, or by changes in government regulations, availability of basic resources or supplies, or other events that affect that industry more than others. To the extent that the Fund increases the emphasis of its investments in a particular industry, its share values may fluctuate in response to events affecting that industry.

Risks of Foreign Investing. The Fund can invest in foreign securities. The
Fund currently does not intend to invest more than 35% of its total assets in foreign securities. It can buy securities of both foreign governments and companies. While foreign securities may offer special investment opportunities, they are subject to special risks that can reduce the Fund's share prices and returns.

      The change in value of a foreign currency against the U.S. dollar will affect the U.S. dollar value of securities denominated in that foreign currency. Currency rate changes can also affect the distributions the Fund makes from the income it receives from foreign securities. Foreign investing can result in higher transaction and operating costs for the Fund. Foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject to. The value of foreign investments may be affected by exchange control regulations, currency devaluation, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the
U.S. or abroad, or other political and economic factors.

INTEREST RATE RISK. The values of debt securities, including U.S. government securities, are subject to change when prevailing interest rates change. When interest rates fall, the value of already-issued debt securities generally rise. When interest rates rise, the values of already-issued debt securities generally fall, and they may sell at a discount from their face amount. The magnitude of these fluctuations will often be greater for longer-term debt securities. The Fund's share prices can go up or down when interest rates change because of the effect of the changes on the value of the Fund's investments in debt securities.

CREDIT RISK. Debt securities are subject to credit risk. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. If the issuer fails to pay interest, the Fund's income may be reduced and if the issuer fails to repay principal, the value of that security and of the Fund's shares might fall.
While the Fund's investments in U.S. Government securities are subject to little credit risk, the Fund's other investments in debt securities are subject to risks of default. A downgrade in an issuer's credit rating or other adverse news about an issuer can reduce a security's market value.

      The Fund can invest up to 20% of its total assets in high yield, lower grade debt obligations rated below BBB by Standard  Poor's Ratings Group or
Baa by Moody's Investors Service, Inc. or the equivalent rating by another major rating service. These lower-rated obligations - also known as "junk bonds" - have a higher risk of default and tend to be less liquid and more volatile than higher-grade obligations. The Fund also may invest in obligations that are not rated, but that the Subadviser believes are of comparable quality to these obligations.

HOW RISKY IS THE FUND OVERALL? In the short term, the stock markets can be volatile, and the price of the Fund's shares can  go up and down substantially. The Fund's income-oriented investments may help cushion the
Fund's total return from changes in stock prices, but fixed-income securities have their own risks and normally are not the primary emphasis of the Fund.
In the OppenheimerFunds spectrum, the Fund is more conservative than aggressive growth stock funds, but has greater risk than investment-grade bond funds.

------------------------------------------------------------------------------
An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
------------------------------------------------------------------------------

The Fund's Past Performance

The bar chart and table below show one measure of the risks of investing in the Fund, by showing the Fund's performance (for its Class A shares) since the Fund's inception and by showing how the average annual total returns of the Fund's shares compare to those of broad-based market indices.  Please remember that the Fund is intended to be a long-term investment, and that performance results are historical, and that past performance (particularly over a short-term period) is not predictive of future results.

Annual Total Returns (Class A)
(as of 12/31 each year)

  [See appendix to prospectus for data in bar chart showing the annual total return]

Sales  charges  and taxes are not  included in the  calculations  of return in this bar chart, and if those charges and taxes were included,  the returns may be less than those shown.
During the period shown in the bar chart,  the highest return (not annualized)
before  taxes for a  calendar  quarter  was 5.21%  (4thQtr'02)  and the lowest return  (not  annualized)  before  taxes for a calendar  quarter  was  -11.11%
(3rdQtr'02).

--------------------------------------------------------------------------------
Average Annual Total Returns             1 Year                 5 Years
for the  periods  ended  December                        (or life of class, if
31, 2002                                                         less)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class   A    Shares    (inception        -17.47%                -12.08%
2/16/01)
--------------------------------------------------------------------------------
SP 500 Index (reflects no
deduction for fees, expenses or
taxes)                                   -22.09%               -15.80%1
--------------------------------------------------------------------------------
Lehman Brothers
Government/Credit Bond Index
(reflects no deduction for fees,          9.84%                 8.76%1
expenses or taxes)
--------------------------------------------------------------------------------
Class   B    Shares    (inception        -17.46%                -11.93%
2/16/01)
--------------------------------------------------------------------------------
Class   C    Shares    (inception        -14.01%                -9.98%
2/16/01)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class N Shares (inception 3/1/01)        -13.49%                -8.46%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class   Y    Shares    (inception        -12.32%                -9.09%
2/16/01)
--------------------------------------------------------------------------------

1From 2/28/01.
The Fund's average annual total returns include applicable sales charges:  for
Class A, the current maximum  initial sales charge of 5.75%;  for Class B, the contingent  deferred  sales charge of 5% (1-year) and 4% (life of class);  and for Class C and  Class N, the 1%  contingent  deferred  sales  charge  for the
1-year period.  There is no sales charge for Class Y. The returns  measure the performance  of a  hypothetical  account  and assume  that all  dividends  and capital gains  distributions  have been reinvested in additional  shares.  The performance  of the Fund's Class A shares is compared to the SP 500 Index and the Lehman  Brothers  Government/Credit  Bond  Index.  The SP 500 Index is an
unmanaged    index   of   equity    securities   and   the   Lehman   Brothers
Government/Credit  Bond  Index  is an  unmanaged  index  of  intermediate  and long-term  government and investment  grade  corporate  debt  securities.  The indices  performance  includes  reinvestment  of income  but does not  reflect transaction  costs,  expenses or taxes.  The Fund will have  investments  that vary from those in the indices.

Fees and Expenses of the Fund

The following tables are meant to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund.  The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset values per share.
All shareholders therefore pay those expenses indirectly.  Shareholders pay other expenses directly, such as sales charges and account transaction charges.  The numbers below are based on the Fund's expenses during its fiscal period ended November 30, 2002.

Shareholder Fees (charges paid directly from your investment):

---------------------------------------------------------------------------------
                                     Class   Class B  Class C  Class N  Class Y
                                     A       Shares   Shares   Shares   Shares
                                     Shares
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maximum Sales Charge (Load) on
purchases                            5.75%   None     None     None     None
(as % of offering price)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as % of the lower of the original   None1   5%2      1%3      1%4      None
offering
price or redemption proceeds)
---------------------------------------------------------------------------------
1. A contingent deferred sales charge may apply to redemptions of investments of $500,000 or more of Class A shares. See "How to Buy Shares" for details.
2. Applies to redemptions in first year after purchase. The contingent deferred sales charge declines to 1% in the sixth year and is eliminated after that.
3. Applies to shares redeemed within 12 months of purchase.
4. Applies to shares redeemed within 18 months of retirement plan's first purchase of Class N shares.

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

--------------------------------------------------------------------------------
                                   Class A  Class B  Class C  Class N  Class Y
                                   Shares   Shares   Shares   Shares   Shares
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Management Fees                    0.95%    0.95%    0.95%    0.95%    0.95%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Distribution and/or Service        0.01%    1.00%    1.00%    0.50%    N/A
(12b-1) Fees
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Other Expenses                     0.55%    0.80%    0.72%    0.77%    87.08%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Annual Operating Expenses    1.51%    2.75%    2.67%    2.22%    88.03%
--------------------------------------------------------------------------------
Expenses may vary in future years. "Other Expenses" include transfer agent fees, custodial fees, and accounting and legal expenses that the Fund pays.
"Other Expenses" in the table are based on, among other things, the fees the
Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.25%
per annum for Class Y shares and 0.35% per annum for all other classes.
"Total Annual Operating Expenses" were reduced by a voluntary expense assumption undertaking by the Manager. With that expense assumption and the transfer agent waiver, "Total Annual Operating Expenses" were 1.41% for Class
A, 2.64% for Class B, 2.56% for Class C, 2.12% for Class N and 1.54% for
Class Y. Effective November 1, 2002, the limit on transfer agent fees for
Class Y shares increased to 0.35% of average daily net assets per fiscal year. Had that limit been in effect during the Fund's prior fiscal year, the
Class Y "Total Annual Operating Expenses" as percentage of average daily net assets would have been 1.64%.  Those expense undertakings may be revised or terminated at any time.

EXAMPLES. The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated and reinvest your dividends and distributions.

      The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

--------------------------------------------------------------------------------
If shares are redeemed:   1 Year        3 Years      5 Years       10 Years
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A Shares            $720          $1,025       $1,351        $2,273
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class B Shares            $778          $1,153       $1,654        $2,5051
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class C Shares            $370          $829         $1,415        $3,003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class N Shares            $325          $694         $1,190        $2,554
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class Y Shares            $5,148        $6,170       $6,200        $10,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
If shares are not         1 Year        3 Years      5 Years       10 Years
redeemed:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A Shares            $720          $1,025       $1,351        $2,273
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class B Shares            $278          $853         $1,454        $2,5051
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class C Shares            $270          $829         $1,415        $3,003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class N Shares            $225          $694         $1,190        $2,254
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class Y Shares            $5,148        $6,170       $6,200        $10,000
--------------------------------------------------------------------------------
In the first example, expenses include the initial sales charge for Class A and the applicable Class B, Class C or Class N contingent deferred sales charges. In the second example, the Class A expenses include the sales charge, but Class B, Class C and Class N expenses do not include the contingent deferred sales charges. There are no sales charges on Class Y shares.
1. Class B expenses for years 7 through 10 are based on Class A expenses, because Class B shares automatically convert to Class A shares 72 months after purchase.

Oppenheimer Select Managers - Jennison Growth Fund

What is the Fund's Investment Objective? The Fund seeks long-term growth of capital.

What Does the Fund Mainly Invest In? Under normal market conditions, the Fund invests at least 65% of its total assets in equity-related securities of companies that exceed $1 billion in market capitalization and that the portfolio managers believe have above-average growth prospects. These companies are generally considered medium to large capitalization companies.
They tend to have a unique market niche, a strong new product profile or superior management. Equity-related securities in which the Fund primarily invests are common stocks, non-convertible preferred stocks and convertible securities. The Fund may also invest in American Depository Receipts
("ADRs"), warrants and rights that can be exercised to obtain stock, and real estate investment trusts.

      The Fund can invest up to 20% of its total assets in foreign securities of both foreign governments and companies. The Fund can invest in investment-grade fixed-income securities, including mortgage-related securities, and U.S. government obligations but does not generally do so. The
Fund also may engage in short sales and may use derivatives for hedging or to improve the Fund's returns.

How Do the Portfolio Managers Decide What Securities To Buy or Sell? The
Fund's investment adviser, OppenheimerFunds, Inc. (the "Manager") has retained Jennison Associates LLC (the "Subadviser" or "Jennison") to provide the day-to-day portfolio management of the Fund's assets. The Fund's portfolio managers are employed by the Subadviser. In selecting securities for the Fund, the Fund's portfolio managers look to invest in large companies experiencing some or all of the following:

o     above-average revenue and earnings per share growth
o     strong market position
o     improving profitability and distinctive attributes such as unique marketing ability
o     strong research and development
o     productive new product flow
o     financial strength

      Such companies generally trade at high prices relative to their current earnings. The portfolio managers will consider selling or reducing a stock position when, in the opinion of the portfolio managers, the stock has experienced a fundamental disappointment in earnings; it has reached an intermediate-term price objective and its outlook no longer seems sufficiently promising; a relatively more attractive stock emerges; or the stock has experienced adverse price movement. The portfolio managers monitor individual issuers for changes in the factors above and these changes may trigger a decision to sell a security.

Who Is the Fund Designed For? The Fund is designed for investors seeking long-term growth of capital. Those investors should be willing to assume the greater risks of share price fluctuations that are typical for a growth fund focusing on stock investments. Since the Fund does not seek income and its income from investments will likely be small, it is not designed for investors needing current income. Because of its focus on long-term growth of capital, the Fund may be appropriate for a portion of a retirement plan investment. This Fund is not a complete investment program.

Main Risks of Investing in the Fund

All investments have risks to some degree. The Fund's investments in stocks are subject to changes in their value from a number of factors described below. There is also the risk that poor security selection by the Fund's portfolio managers will cause the Fund to underperform other funds having a similar objective.

     The risks described below collectively form the risk profile of the
Fund, and can affect the value of the Fund's investments, its investment performance and its prices per share. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them. There is no assurance that the Fund will achieve its investment objective.

RISKS OF INVESTING IN STOCKS. Because the Fund invests primarily in common stocks of U.S. companies, the value of the Fund's portfolio will be affected by changes in the U.S. stock markets. Market risk will affect the Fund's net asset values per share, which will fluctuate as the values of the Fund's portfolio securities change. The prices of individual stocks do not all move in the same direction uniformly or at the same time. Different stock markets may behave differently from each other. Because the Fund can buy U.S. and foreign stocks and ADRs, it could be affected by changes in domestic and foreign stock markets.

     Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry.

Risks of Foreign Investing. The Fund can invest in foreign securities and in the securities of foreign issuers in the form of ADRs. It can buy securities of both foreign governments and companies. While foreign securities may offer special investment opportunities, they are subject to special risks that can reduce the Fund's share prices and returns.

      The change in value of a foreign currency against the U.S. dollar will affect the U.S. dollar value of securities denominated in that foreign currency. Currency rate changes can also affect the distributions the Fund makes from the income it receives from foreign securities. Foreign investing can result in higher transaction and operating costs for the Fund. Foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject to. The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors. ADRs may not necessarily be denominated in the same currency as the securities into which they may be converted.

HOW RISKY IS THE FUND OVERALL? In the short term, the stock markets can be volatile, and the price of the Fund's shares can go up and down substantially. Growth stocks may be more volatile than other equity investments. The Fund generally does not use income-oriented investments to help cushion the Fund's total return from changes in stock prices. In the
OppenheimerFunds spectrum, the Fund is generally more aggressive than funds that invest in both stocks and bonds or in investment grade debt securities, but may be less volatile than small-cap and emerging markets stock funds.

------------------------------------------------------------------------------
An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
------------------------------------------------------------------------------

The Fund's Past Performance

The bar chart and table below show one measure of the risks of investing in the Fund, by showing the Fund's performance (for its Class A shares) since the Fund's inception and by showing how the average annual total returns of the Fund's shares compare to those of a broad-based market index. The after-tax returns for the other classes of shares will vary.

      The after-tax returns are shown for Class A shares only and are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown, and do not reflect the impact of state or local taxes. In certain cases, the figure representing "Return
After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The after-tax returns are calculated based on certain assumptions mandated by regulation and your actual after-tax returns may differ from those shown, depending on your individual tax situation.  The after-tax returns set forth below are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or IRAs or to institutional investors not subject to tax. The
Fund's past investment performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns (Class A)
(as of 12/31 each year)

  [See appendix to prospectus for data in bar chart showing the annual total return]

Sales  charges  and taxes are not  included in the  calculations  of return in this bar chart, and if those charges and taxes were included,  the returns may be less than those shown.
During the period shown in the bar chart,  the highest return (not annualized)
before  taxes for a  calendar  quarter  was 2.76%  (4thQtr'02)  and the lowest return  (not  annualized)  before  taxes for a calendar  quarter  was  -16.89%
(2ndQtr'02).

--------------------------------------------------------------------------------
Average Annual Total Returns                       1 Year          5 Years
                                                                 (or life of
for the periods ended December 31, 2002                        class, if less)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A Shares (inception 2/16/01)
     Return Before Taxes                           -34.79%         -26.54%
     Return After Taxes on Distributions           -34.79%         -26.54%
     Return  After Taxes on  Distributions  and    -21.19%         -20.62%
Sale of Fund Shares
--------------------------------------------------------------------------------
SP 500 Index (reflects no deduction for fees,     -22.09%        -15.80%1
expenses or taxes)
--------------------------------------------------------------------------------
Class B Shares (inception 2/16/01)                 -34.74%         -26.42%
--------------------------------------------------------------------------------
Class C Shares (inception 2/16/01)                 -31.99%         -24.80%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class N Shares (inception 3/1/01)                  -31.65%         -22.59%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class Y Shares (inception 2/16/01)                 -30.78%         -24.12%
--------------------------------------------------------------------------------

1From 2/28/01.
The Fund's average annual total returns include applicable sales charges:  for
Class A, the current maximum  initial sales charge of 5.75%;  for Class B, the contingent  deferred  sales charge of 5% (1-year) and 4% (life of class);  and for Class C and  Class N, the 1%  contingent  deferred  sales  charge  for the
1-year period.  There is no sales charge for Class Y. The returns  measure the performance  of a  hypothetical  account  and assume  that all  dividends  and capital gains  distributions  have been reinvested in additional  shares.  The performance of the Fund's Class A shares is compared to the SP 500 Index,  an
unmanaged  index  of  equity  securities.   The  index  performance   includes
reinvestment  of income but does not reflect  transaction  costs,  expenses or taxes. The Fund's investments vary from those in the index.

Fees and Expenses of the Fund

The following tables are meant to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset values per share.
All shareholders therefore pay those expenses indirectly. Shareholders pay other expenses directly, such as sales charges and account transaction charges. The numbers below are based on the Fund's expenses during its fiscal period ended November 30, 2002.

Shareholder Fees (charges paid directly from your investment):

---------------------------------------------------------------------------------
                                     Class   Class B  Class C  Class N  Class Y
                                     A       Shares   Shares   Shares   Shares
                                     Shares
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maximum Sales Charge (Load) on
purchases                            5.75%   None     None     None     None
(as % of offering price)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as % of the lower of the original   None1   5%2      1%3      1%4      None
offering
price or redemption proceeds)
---------------------------------------------------------------------------------
1. A contingent deferred sales charge may apply to redemptions of investments of $1 million or more ($500,000 for certain retirement plan accounts) of Class A shares. See "How to Buy Shares" for details.
2. Applies to redemptions in first year after purchase. The contingent deferred sales charge declines to 1% in the sixth year and is eliminated after that.
3. Applies to shares redeemed within 12 months of purchase.
4. Applies to shares redeemed within 18 months of retirement plan's first purchase of Class N shares.

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

----------------------------------------------------------------------
                               Class   Class  Class   Class  Class Y
                               A       B      C       N      Shares
                               Shares  Shares Shares  Shares
----------------------------------------------------------------------
----------------------------------------------------------------------
Management Fees                0.95%   0.95%  0.95%   0.95%  0.95%
----------------------------------------------------------------------
----------------------------------------------------------------------
Distribution and/or Service    0.05%   1.00%  1.00%   0.50%  N/A
(12b-1) Fees
----------------------------------------------------------------------
----------------------------------------------------------------------
Other Expenses                 0.89%   1.13%  0.91%   1.11%  87.14%
----------------------------------------------------------------------
----------------------------------------------------------------------
Total Annual Operating         1.89%   3.08%  2.86%   2.56%  88.09%
Expenses
----------------------------------------------------------------------

Expenses may vary in future years. "Other Expenses" include transfer agent fees, custodial fees, and accounting and legal expenses that the Fund pays.
"Other Expenses" in the table are based on, among other things, the fees the
Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.25%
per annum for Class Y shares and 0.35% per annum for all other classes.
"Total Annual Operating Expenses" were reduced by a voluntary expense assumption undertaking by the Manager. With that expense assumption and the transfer agent waiver, "Total Annual Operating Expenses" were 1.39% for Class
A, 2.51% for Class B, 2.31% for Class C, 2.01% for Class N and 1.43% for
Class Y. Effective November 1, 2002, the limit on transfer agent fees for
Class Y shares increased to 0.35% of average daily net assets per fiscal year. Had that limit been in effect during the Fund's prior fiscal year, the
Class Y "Total Annual Operating Expenses" as percentage of average daily net assets would have been 1.53%.  Those expense undertakings may be revised or terminated at any time.

EXAMPLES. The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated and reinvest your dividends and distributions.

      The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

--------------------------------------------------------------------------------
If shares are redeemed:   1 Year        3 Years      5 Years       10 Years
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A Shares            $756          $1,135       $1,538        $2,659
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class B Shares            $811          $1,251       $1,816        $2,8591
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class C Shares            $389          $886         $1,509        $3,185
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class N Shares            $359          $796         $1,360        $2,895
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class Y Shares            $5,149        $6,167       $6,196        $10,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
If shares are not         1 Year        3 Years      5 Years       10 Years
redeemed:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A Shares            $756          $1,135       $1,538        $2,659
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class B Shares            $311          $951         $1,616        $2,8591
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class C Shares            $289          $886         $1,509        $3,185
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class N Shares            $259          $796         $1,360        $2,895
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class Y Shares            $5,149        $6,167       $6,196        $10,000
--------------------------------------------------------------------------------
In the first example, expenses include the initial sales charge for Class A and the applicable Class B, Class C or Class N contingent deferred sales charges. In the second example, the Class A expenses include the sales charge, but Class B, Class C and Class N expenses do not include the contingent deferred sales charges. There are no sales charges on Class Y shares.
1. Class B expenses for years 7 through 10 are based on Class A expenses, because Class B shares automatically convert to Class A shares 72 months after purchase.

Oppenheimer Select Managers - Salomon Brothers All Cap Fund

What is the Fund's Investment Objective? The Fund seeks capital appreciation.

What Does the Fund Mainly Invest In? The Fund is a non-diversified mutual fund that invests mainly in common stocks and common stock equivalents such as preferred stocks and securities convertible into common stocks, of companies Salomon Brothers Asset Management Inc. (the "Subadviser") believes are undervalued in the marketplace. While the Subadviser selects an investment primarily for its capital appreciation potential, secondary consideration is given to a company's dividend record and the potential for an improved dividend return. The Fund generally invests in securities of large, well-known companies, but may also invest a significant portion of its assets in securities of small to medium-sized companies when the Subadviser believes smaller companies offer more attractive value opportunities. The
Fund may invest in non-dividend paying common stocks.

      The Fund may invest in investment grade fixed-income securities and may invest up to 20% of its net assets in non-convertible debt securities rated below investment grade or, if unrated, of equivalent quality as determined by the Sub-adviser. Debt securities rated below investment grade are normally referred to as "junk bonds". The Fund may invest without limit in convertible debt securities of any quality. The Fund may also invest up to 20% of its total assets in securities of foreign issuers.

How Do The Portfolio Managers Decide What Securities To Buy or Sell? The
Fund's investment adviser, OppenheimerFunds, Inc. (the "Manager") has retained the Subadviser to provide the day-to-day portfolio management of the
Fund's assets. The Fund's portfolio managers are employed by the Subadviser.
The Subadviser employs a two-step stock selection process in its search for undervalued stocks of temporarily out of favor companies. First, it uses proprietary models and fundamental research to try to identify stocks that are underpriced in the market relative to their fundamental value. Next, the
Subadviser also emphasizes companies in those sectors of the economy, which it believes are undervalued relative to other sectors.

      When evaluating an individual stock, the Subadviser looks for:
o     Low market valuations measured by the Subadviser's valuation models,
o     Positive changes in earnings prospects because of factors such as:
           New, improved or unique products and services
           New or rapidly expanding markets for the company's products
           New management
           Changes in the economic, financial, regulatory or political environment particularly affecting the company
           Effective research, product development and marketing
           A business strategy not yet recognized by the marketplace.

      The portfolio managers monitor individual issuers for changes in the factors above and these changes may trigger a decision to sell a security.

Who Is The Fund Designed For? The Fund is designed for investors seeking capital appreciation over the long term. Those investors should be willing to assume the risks of short-term share price fluctuations that are typical for a fund focusing on stock investments. Since the Fund does not seek income and its income from investments will likely be small, it is not designed for investors needing current income. Because of its focus on long-term growth, the Fund may be appropriate for a portion of a retirement plan investment.
This Fund is not a complete investment program.

Main Risks of Investing in the Fund

All investments have risks to some degree. The Fund's investments in stocks are subject to changes in their value from a number of factors described below. There is also the risk that poor security selection by the Fund's portfolio managers will cause the Fund to underperform other funds having a similar objective.

     These risks collectively form the risk profile of the Fund, and can affect the value of the Fund's investments, its investment performance and its prices per share. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them. There is no assurance that the Fund will achieve its investment objective.

RISKS OF INVESTING IN STOCKS. Because the Fund invests primarily in common stocks of U.S. companies, the value of the Fund's portfolio will be affected by changes in the U.S. stock markets. Market risk will affect the Fund's net asset values per share, which will fluctuate as the values of the Fund's portfolio securities change. The prices of individual stocks do not all move in the same direction uniformly or at the same time. Different stock markets may behave differently from each other.

     Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry.

Industry Focus. At times the Fund may increase the relative emphasis of its investments in stocks of companies in a single industry. Stocks of issuers in a particular industry may be affected by changes in economic conditions, changes in government regulations, availability of basic resources or supplies, or other events that affect that industry more than others. To the extent that the Fund increases the relative emphasis of its investments in a particular industry, its share values may  fluctuate in response to events affecting that industry.

Risks of Foreign Investing. The Fund can invest in foreign securities. The
Fund currently does not intend to invest more than 20% of its net assets in foreign securities. It can buy securities of both foreign governments and companies. While foreign securities may offer special investment opportunities, they are subject to special risks that can reduce the Fund's share prices and returns.

      The change in value of a foreign currency against the U.S. dollar will affect the U.S. dollar value of securities denominated in that foreign currency. Currency rate changes can also affect the distributions the Fund makes from the income it receives from foreign securities. Foreign investing can result in higher transaction and operating costs for the Fund. Foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject to. The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors.

Risks of Investing in Debt Securities. Debt securities, such as bonds, involve credit risk. This is the risk that the borrower will not make timely payments of principal and interest. The degree of credit risk depends on the issuer's financial condition and on the terms of the bonds. These securities are also subject to interest rate risk. There is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Risks of Non-Diversification. The Fund is "non-diversified."  That means that compared to funds that are diversified, it can invest a greater portion of its assets in the securities of one issuer. Having a higher percentage of its assets invested in the securities of fewer issuers could result in greater fluctuations of the Fund's share prices due to events affecting a particular issuer.

HOW RISKY IS THE FUND OVERALL? In the short term, the stock markets can be volatile, and the price of the Fund's shares can go up and down substantially. Growth stocks may be more volatile than other equity investments. The Fund generally does not use income-oriented investments to help cushion the Fund's total return from changes in stock prices. The Fund focuses investments in a limited number of issuers and is non-diversified. It will therefore be vulnerable to the effects of economic changes that affect those issuers. In the OppenheimerFunds spectrum, the Fund is generally more aggressive than funds that invest in bonds or in investment grade debt securities, but may be less volatile than small-cap and emerging markets stock funds.

------------------------------------------------------------------------------
An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
------------------------------------------------------------------------------

The Fund's Past Performance

The bar chart and table below show one measure of the risks of investing in the Fund, by showing the Fund's performance (for its Class A shares) since the Fund's inception and by showing how the average annual total returns of the Fund's shares compare to those of a broad-based market index. The after-tax returns for the other classes of shares will vary.

      The after-tax returns are shown for Class A shares only and are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown, and do not reflect the impact of state or local taxes. In certain cases, the figure representing "Return
After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The after-tax returns are calculated based on certain assumptions mandated by regulation and your actual after-tax returns may differ from those shown, depending on your individual tax situation.  The after-tax returns set forth below are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or IRAs or to institutional investors not subject to tax. The
Fund's past investment performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns (Class A)
(as of 12/31 each year)

  [See appendix to prospectus for data in bar chart showing the annual total return]

Sales  charges  and taxes are not  included in the  calculations  of return in this bar chart, and if those charges and taxes were included,  the returns may be less than those shown.
During the period shown in the bar chart,  the highest return (not annualized)
before  taxes for a calendar  quarter  was 11.84%  (4thQtr'02)  and the lowest return  (not  annualized)  before  taxes for a calendar  quarter  was  -18.34%
(3rdQtr'02).

--------------------------------------------------------------------------------
Average Annual Total Returns                       1 Year          5 Years
                                                                 (or life of
for the periods ended December 31, 2002                        class, if less)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A Shares (inception 2/16/01)
     Return Before Taxes                           -26.57%         -17.26%
     Return After Taxes on Distributions           -26.57%         -17.41%
     Return After Taxes on  Distributions  and     -16.18%         -13.63%
Sale of Fund Shares
--------------------------------------------------------------------------------
Russell 3000 Index (reflects no deduction for      -21.54%         -15.19%1
fees, expenses or taxes)
--------------------------------------------------------------------------------
Class B Shares (inception 2/16/01)                 -26.50%         -17.11%
--------------------------------------------------------------------------------
Class C Shares (inception 2/16/01)                 -23.52%         -15.32%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class N Shares (inception 3/1/01)                  -23.07%         -14.45%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class Y Shares (inception 2/16/01)                 -21.59%         -14.25%
--------------------------------------------------------------------------------

1From 2/28/01.
The Fund's average annual total returns include applicable sales charges:  for
Class A, the current maximum  initial sales charge of 5.75%;  for Class B, the contingent  deferred  sales charge of 5% (1-year) and 4% (life of class);  and for Class C and  Class N, the 1%  contingent  deferred  sales  charge  for the
1-year period.  There is no sales charge for Class Y. The returns  measure the performance  of a  hypothetical  account  and assume  that all  dividends  and capital gains  distributions  have been reinvested in additional  shares.  The performance  of the Fund's  Class A shares is  compared  to the  Russell  3000
Index, an unmanaged index of  large-capitalization  U.S. companies.  The index performance  includes  reinvestment of income but does not reflect transaction costs,  expenses or taxes. The Fund will have investments that vary from those in the index.

Fees and Expenses of the Fund

The following tables are meant to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset values per share.
All shareholders therefore pay those expenses indirectly. Shareholders pay other expenses directly, such as sales charges and account transaction charges. The numbers below are based on the Fund's expenses during its fiscal period ended November 30, 2002.

Shareholder Fees (charges paid directly from your investment):

---------------------------------------------------------------------------------
                                     Class   Class B  Class C  Class N  Class Y
                                     A       Shares   Shares   Shares   Shares
                                     Shares
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maximum Sales Charge (Load) on
purchases                            5.75%   None     None     None     None
(as % of offering price)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as % of the lower of the original   None1   5%2      1%3      1%4      None
offering
price or redemption proceeds)
---------------------------------------------------------------------------------
1. A contingent deferred sales charge may apply to redemptions of investments of $1 million or more ($500,000 for certain retirement plan accounts) of Class A shares. See "How to Buy Shares" for details.
2. Applies to redemptions in first year after purchase. The contingent deferred sales charge declines to 1% in the sixth year and is eliminated after that.
3. Applies to shares redeemed within 12 months of purchase.
4. Applies to shares redeemed within 18 months of retirement plan's first purchase of Class N shares.

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

----------------------------------------------------------------------
                               Class   Class  Class   Class  Class Y
                               A       B      C       N      Shares
                               Shares  Shares Shares  Shares
----------------------------------------------------------------------
----------------------------------------------------------------------
Management Fees                1.10%   1.10%  1.10%   1.10%  1.10%
----------------------------------------------------------------------
----------------------------------------------------------------------
Distribution and/or Service    0.13%  1.00%  1.00%   0.50%  N/A
(12b-1) Fees
----------------------------------------------------------------------
----------------------------------------------------------------------
Other Expenses                 0.62%   0.65%  0.62%   0.63%  86.49%
----------------------------------------------------------------------
----------------------------------------------------------------------
Total Annual Operating         1.85%   2.75%  2.72%   2.23%  87.59%
Expenses
----------------------------------------------------------------------
Expenses may vary in future years. "Other Expenses" include transfer agent fees, custodial fees, and accounting and legal expenses that the Fund paid.
"Other Expenses" in the table are based on, among other things, the fees the
Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.25%
per annum for Class Y shares and 0.35% per annum for all other classes.
"Total Annual Operating Expenses" were reduced by a voluntary expense assumption undertaking by the Manager.  With that expense assumption and the transfer agent waiver, "Total Annual Operating Expenses" were 1.59% for Class
A, 2.44% for Class B, 2.41% for Class C, 1.98% for Class N and 1.12% for
Class Y. Effective November 1, 2002, the limit on transfer agent fees for
Class Y shares increased to 0.35% of average daily net assets per fiscal year. Had that limit been in effect during the Fund's prior fiscal year, the
Class Y "Total Annual Operating Expenses" as percentage of average daily net assets would have been 1.22%.  Those expense undertakings may be revised or terminated at any time.

EXAMPLES. The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated and reinvest your dividends and distributions.

      The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

--------------------------------------------------------------------------------
If shares are redeemed:   1 Year        3 Years      5 Years       10 Years
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A Shares            $752          $1,123       $1,518        $2,619
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class B Shares            $778          $1,153       $1,654        $2,6661
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class C Shares            $375          $844         $1,440        $3,051
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class N Shares            $326          $697         $1,195        $2,565
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class Y Shares            $5,142        $6,193       $6,225        $10,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
If shares are not         1 Year        3 Years      5 Years       10 Years
redeemed:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A Shares            $752          $1,123       $1,518        $2,619
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class B Shares            $278          $853         $1,454        $2,6661
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class C Shares            $275          $844         $1,440        $3,051
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class N Shares            $226          $697         $1,195        $2,565
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class Y Shares            $5,142        $6,193       $6,225        $10,000
--------------------------------------------------------------------------------
In the first example, expenses include the initial sales charge for Class A and the applicable Class B, Class C or Class N contingent deferred sales charges. In the second example, the Class A expenses include the sales charge, but Class B, Class C and Class N expenses do not include the contingent deferred sales charges. There are no sales charges on Class Y shares.
1. Class B expenses for years 7 through 10 are based on Class A expenses, because Class B shares automatically convert to Class A shares 72 months after purchase.

Oppenheimer Select Managers -
Gartmore Millennium Growth Fund II

What is the Fund's Investment Objective? The Fund seeks long-term capital appreciation.

What Does the Fund Mainly Invest In? The Fund invests primarily in securities of growth companies that are creating fundamental changes in the economy.
Typically, these companies are characterized by new or innovative products, services or processes, with the potential to enhance earnings growth. Growth in earnings may lead to an increase in the price of the stock. The Fund can invest in companies of any size but primarily focuses on securities of small to mid sized companies.

      The Fund has the ability to have up to 20% of its total assets in short positions.

How Does the Portfolio Manager Decide What Securities To Buy or Sell? The
Fund's investment adviser, OppenheimerFunds, Inc. (the "Manager") has retained Gartmore Mutual Fund Capital Trust (the "Subadviser") to provide the day-to-day portfolio management of the Fund's assets. The Fund's portfolio managers are employed by the Subadviser. In analyzing specific companies for possible investment, the Fund's portfolio managers ordinarily perform an assessment of companies focusing on the following characteristics.:

      o  Global capacity.
      o  Market leadership.
      o  Brand and reputation.
      o  Management capability regarding innovation, execution and acquisition.

      It generally will sell securities if the portfolio manager believes:
o     the price of the security is overvalued
o     the company's earnings are consistently lower than expected
o     more favorable opportunities are identified

      The portfolio managers monitor individual issuers for changes in the factors above and these changes may trigger a decision to sell a security.

Who is the Fund Designed For? The Fund is designed primarily for investors seeking long-term capital appreciation. Those investors should be willing to assume the greater risks of short-term share price fluctuations that are typical for an aggressive growth fund. The Fund does not seek current income and the income from its investments will likely be small. It is not designed for investors needing current income or preservation of capital. Because of its focus on long-term capital appreciation, the Fund may be appropriate for a portion of a retirement plan investment. This Fund is not a complete investment program.

Main Risks of Investing in the Fund

All investments have risks to some degree. The Fund's investments in stocks are subject to changes in their value from a number of factors described below. There is also the risk that poor security selection by the Fund's portfolio manager will cause the Fund to underperform other funds having similar objectives.

      The risks described below collectively form the risk profile of the
Fund, and can affect the value of the Fund's investments, its investment performance and its prices per share. Particular investments and investment strategies also have risks. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them. There is no assurance that the Fund will achieve its investment objective.

RISKS OF INVESTING IN STOCKS. Stocks fluctuate in price, and their short-term volatility at times may be great. Because the Fund invests primarily in common stocks, the value of the Fund's portfolio will be affected by changes in the stock markets. Market risk will affect the Fund's net asset value per share, which will fluctuate as the values of the Fund's portfolio securities change. A variety of factors can affect the price of a particular stock and the prices of individual stocks do not all move in the same direction uniformly or at the same time. Different stock markets may behave differently from each other.

      Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry.

Industry and Sector Focus. At times the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of stocks of issuers in a particular industry or sector may go up and down in response to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its share values may fluctuate in response to events affecting that industry or sector.

Risks of Growth Stocks. Stocks of growth companies, particularly newer companies, may offer opportunities for greater long-term capital appreciation but may be more volatile than stocks of larger, more established companies.
They have greater risks if the company's earnings growth or stock price fails to increase as expected.

Risks of Foreign Investing. The Fund can invest without limit in foreign securities. The Fund currently does not intend to invest more than 25% of its net assets in foreign securities. It can buy securities of both foreign governments and companies. While foreign securities may offer special investment opportunities, they are subject to special risks that can reduce the Fund's share prices and returns.

      The change in value of a foreign currency against the U.S. dollar will affect the U.S. dollar value of securities denominated in that foreign currency. Currency rate changes can also affect the distributions the Fund makes from the income it receives from foreign securities. Foreign investing can result in higher transaction and operating costs for the Fund. Foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject to. The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors.

HOW RISKY IS THE FUND OVERALL? The Fund focuses its investments on equity securities of growth companies for long-term capital appreciation, and in the short term, they can be volatile. The price of the Fund's shares can go up and down substantially. The Fund generally does not use income-oriented investments to help cushion the Fund's total return from changes in stock prices, except for defensive purposes. Foreign securities can be volatile, and the price of the Fund's shares can go up and down because of events affecting foreign markets or issuers. In the OppenheimerFunds spectrum, the
Fund is an aggressive investment vehicle, designed for investors willing to assume greater risks in the hope of achieving greater gains. In the short-term the Fund may be less volatile than small-cap and emerging markets stock funds, but it may be subject to greater fluctuations in its share prices than funds that emphasize large capitalization stocks, or funds that focus on both stocks and bonds.

------------------------------------------------------------------------------
An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
------------------------------------------------------------------------------

The Fund's Past Performance

The bar chart and table below show one measure of the risks of investing in the Fund, by showing the Fund's performance (for its Class A shares) since the Fund's inception and by showing how the average annual total returns of the Fund's shares compare to those of a broad-based market index. The after-tax returns for the other classes of shares will vary.

      The after-tax returns are shown for Class A shares only and are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown, and do not reflect the impact of state or local taxes. In certain cases, the figure representing "Return
After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The after-tax returns are calculated based on certain assumptions mandated by regulation and your actual after-tax returns may differ from those shown, depending on your individual tax situation.  The after-tax returns set forth below are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or IRAs or to institutional investors not subject to tax. The
Fund's past investment performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns (Class A)
(as of 12/31 each year)

  [See appendix to prospectus for data in bar chart showing the annual total return]

Sales  charges  and taxes are not  included in the  calculations  of return in this bar chart, and if those charges and taxes were included,  the returns may be less than those shown.
During the period shown in the bar chart,  the highest return (not annualized)
before  taxes for a  calendar  quarter  was 1.51%  (4thQtr'02)  and the lowest return  (not  annualized)  before  taxes for a calendar  quarter  was  -16.71%
(2ndQtr'02).

--------------------------------------------------------------------------------
Average Annual Total Returns                       1 Year          5 Years
                                                                 (or life of
for the periods ended December 31, 2002                        class, if less)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A Shares (inception 2/16/01)
     Return Before Taxes                          -33.51%          -30.32%
     Return After Taxes on Distributions          -33.51%          -30.32%
     Return After Taxes on  Distributions  and    -20.41%          -23.42%
Sale of Fund Shares
--------------------------------------------------------------------------------
Russell MidCap Growth Index (reflects no          -27.41%         -20.08%1
deduction for fees, expenses or taxes)
--------------------------------------------------------------------------------
Class B Shares (inception 2/16/01)                -33.63%          -30.19%
--------------------------------------------------------------------------------
Class C Shares (inception 2/16/01)                -30.74%          -28.65%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class N Shares (inception 3/1/01)                 -30.36%          -24.90%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class Y Shares (inception 2/16/01)                -29.37%          -27.94%
--------------------------------------------------------------------------------

1From 2/28/01.
The Fund's average annual total returns include applicable sales charges:  for
Class A, the current maximum  initial sales charge of 5.75%;  for Class B, the contingent  deferred  sales charge of 5% (1-year) and 4% (life of class);  and for Class C and  Class N, the 1%  contingent  deferred  sales  charge  for the
1-year period.  There is no sales charge for Class Y. The returns  measure the performance  of a  hypothetical  account  and assume  that all  dividends  and capital gains  distributions  have been reinvested in additional  shares.  The performance  of the Fund's  Class A shares is compared  to the Russell  MidCap
Growth  Index,  an unmanaged  index which  measures the  performance  of those
Russell  Midcap  companies  with  higher   price-to-book   ratios  and  higher
forecasted  growth values.  The index  performance  includes  reinvestment  of income but does not reflect  transaction  costs,  expenses or taxes.  The Fund will have investments that vary from those in the index.

Fees and Expenses of the Fund

The following tables are provided to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset value per share. All shareholders therefore pay those expenses indirectly. Shareholders pay other expenses directly, such as sales charges and account transaction charges. The numbers below are based on the Fund's expenses during its fiscal period ended
November 30, 2002.

Shareholder Fees (charges paid directly from your investment):

---------------------------------------------------------------------------------
                                     Class   Class B  Class C  Class N  Class Y
                                     A       Shares   Shares   Shares   Shares
                                     Shares
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maximum Sales Charge (Load) on
purchases                            5.75%   None     None     None     None
(as % of offering price)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as % of the lower of the original   None1   5%2      1%3      1%4      None
offering
price or redemption proceeds)
---------------------------------------------------------------------------------
1. A contingent deferred sales charge may apply to redemptions of investments of $1 million or more ($500,000 for certain retirement plan accounts) of Class A shares. See "How to Buy Shares" for details.
2. Applies to redemptions in first year after purchase. The contingent deferred sales charge declines to 1% in the sixth year and is eliminated after that.
3. Applies to shares redeemed within 12 months of purchase.
4. Applies to shares redeemed within 18 months of retirement plan's first purchase of Class N shares.

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

-------------------------------------------------------------------------------
                                Class A  Class B   Class C   Class N  Class Y
                                Shares   Shares    Shares    Shares   Shares
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Management Fees                 1.20%    1.20%     1.20%     1.20%    1.20%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Distribution and/or Service     0.02%    1.00%     1.00%     0.50%    N/A
(12b-1) Fees
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Other Expenses                  1.02%    1.46%     1.31%     1.44%    87.49%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Total Annual Operating Expenses 2.24%    3.66%     3.51%     3.14%    88.69%
-------------------------------------------------------------------------------
Expenses may vary in future years. "Other Expenses" include agent fees, custodial fees, and accounting and legal expenses that the Fund pays. "Other
Expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.25% per annum for Class Y shares and 0.35% per annum for all other classes. "Total
Annual Operating Expenses" were reduced by a voluntary expense assumption undertaking by the Manager. With that expense assumption and the transfer agent waiver, "Total Annual Operating Expenses" were 1.73% for Class A, 2.77%
for Class B, 2.79% for Class C, 2.28% for Class N and 1.62% for Class Y.
Effective November 1, 2002, the limit on transfer agent fees for Class Y shares increased to 0.35% of average daily net assets per fiscal year. Had that limit been in effect during the Fund's prior fiscal year, the Class Y
"Total Annual Operating Expenses" as percentage of average daily net assets would have been 1.72%.  Those expense undertakings may be revised or terminated at any time.

EXAMPLES. The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated and reinvest your dividends and distributions.

      The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

--------------------------------------------------------------------------------
If shares are redeemed:   1 Year        3 Years      5 Years       10 Years
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A Shares            $789          $1,235       $1,706        $3,002
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class B Shares            $868          $1,420       $2,092        $3,3111
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class C Shares            $454          $1,077       $1,822        $3,783
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class N Shares            $417          $969         $1,645        $3,448
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class Y Shares            $5,158        $6,136       $6,162        $10,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
If shares are not         1 Year        3 Years      5 Years       10 Years
redeemed:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A Shares            $789          $1,235       $1,706        $3,002
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class B Shares            $368          $1,120       $1,892        $3,3111
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class C Shares            $354          $1,077       $1,822        $3,783
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class N Shares            $317          $969         $1,645        $3,448
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class Y Shares            $5,158        $6,136       $6,162        $10,000
--------------------------------------------------------------------------------
In the first example, expenses include the initial sales charge for Class A and the applicable Class B, Class C or Class N contingent deferred sales charges. In the second example, the Class A expenses include the sales charge, but Class B, Class C and Class N expenses do not include the contingent deferred sales charges. There are no sales charges on Class Y shares.
1. Class B expenses for years 7 through 10 are based on Class A expenses, because Class B shares automatically convert to Class A shares 72 months after purchase.

About the Funds' Investments

THE FUNDS' PRINCIPAL INVESTMENT POLICIES. The allocation of each Fund's
(except the OSM - Mercury Advisors SP 500 Index Fund) portfolio among different investments will vary over time based on the portfolio manager's evaluation of economic and market trends. Each Fund's portfolio might not always include all of the different types of investments described below. The
Statement of Additional Information contains more detailed information about the Funds' investment policies and risks.

     The Adviser or the Subadvisers, as the case may be, may try to reduce risks for each Fund (except the OSM - Mercury Advisors SP 500 Index Fund) by carefully researching securities before they are purchased. Each Fund other than the OSM - Mercury Advisors Focus Growth Fund, the OSM - Mercury Advisors
SP 500 Index Fund and the OSM - Salomon Brothers All Cap Fund is a
diversified fund and attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial amount of stock of any one company and by not investing too great a percentage of the
Fund's assets in any one company. Also, each Fund does not concentrate 25% or more of its assets in investments in any one industry. However, in replicating the weighting of a particular industry in the SP 500, the OSM -
Mercury Advisors SP 500 Index Fund may invest more than 25% of its total assets in securities of issuers in that industry.

     However, changes in the overall market prices of securities and the income they pay can occur at any time. The share prices of each Fund will change daily based on changes in market prices of securities and market conditions and in response to other economic events.

Stock Investments. The OSM - Mercury Advisors Focus Growth Fund, OSM -
      Jennison Growth Fund, OSM - Gartmore Millennium Growth Fund II and the
      OSM - Salomon Brothers All Cap Fund currently focus on more established
      U.S. companies. Growth companies, for example, may be developing new products or services, or they may be expanding into new markets for their products. Newer growth companies tend to retain a large part of their earnings for research, development or investment in capital assets. Therefore, they often do not tend to emphasize paying dividends and may not pay any dividends for some time. The portfolio managers for each of these Funds look for stocks of growth companies for each Fund's portfolio that they believe will increase in value over time.

      The OSM - Mercury Advisors Focus Growth Fund and  the OSM - Jennison
      Growth Fund do not limit their investments to issuers in a particular market capitalization range or ranges. However, the OSM - Mercury
      Advisors Focus Growth Fund currently emphasizes common stocks of large-cap issuers and the OSM - Jennison Growth Fund currently focuses on mid cap and large cap issuers. The OSM - QM Active Balanced Fund, the OSM - Salomon Brothers All Cap Fund, and the OSM - Gartmore
      Millennium Growth Fund II may invest in the common stocks of companies of every size, small, medium and large capitalization. "Market capitalization" refers to the total market value of an issuer's common stock. The stock prices of large cap issuers tend to be less volatile than the prices of midcap and small cap companies in the short term, but these companies may not afford the same growth opportunities as midcap and small cap companies.

Portfolio Turnover. A change in the securities held by each Fund is known as
      "portfolio turnover."  Each Fund, with the exception of the OSM -
      Mercury Advisors SP 500 Index Fund, may engage in short-term trading to try to achieve its objective. Each Fund other than the OSM - Mercury
      Advisors SP 500 Index Fund might have a turnover rate in excess of
      100% annually, which may be considered high. Portfolio turnover affects brokerage costs the Funds pay. Because the OSM - Mercury Advisors SP
      500 Index Fund employs a passive investment approach, it is anticipated that its portfolio turnover and trading costs will be lower than
      "actively" managed funds. If a Fund realizes capital gains when it sells its portfolio investments, it must generally pay those gains out to the shareholders, increasing non-retirement plan or non-IRA or non-education savings account shareholders' taxable distributions.

Cyclical Opportunities. Each Fund (other than the OSM - Mercury Advisors SP
      500 Index Fund) may also seek to take advantage of changes in the business cycle by investing in companies that are sensitive to those changes if the respective Adviser or Subadviser believes they have growth potential. For example, when the economy is expanding, companies in the consumer durables and technology sectors may benefit and offer long-term growth opportunities. Other cyclical industries include insurance and forest products, for example. Those Funds focus on seeking growth over the long term, but may seek to take tactical advantage of short-term market movements or events affecting particular issuers or industries.

Debt Securities. The OSM - QM Active Balanced Fund, the OSM - Jennison Growth
      Fund and the OSM - Salomon Brothers All Cap Fund may invest in corporate bond obligations, as well as government obligations and mortgage-related securities. The weighted average maturity of the debt securities held by the OSM - QM Active Balanced Fund will normally be between three and thirty years. Debt securities are selected primarily for their income possibilities and their relative emphasis in the portfolio may be greater when the stock market is volatile. For example, when interest rates are falling, or when the credit quality of a particular issuer is improving, the portfolio manager might buy debt securities for their own appreciation possibilities. The Funds have no limit on the range of maturities of the debt securities they can buy.

      The Subadvisers for the OSM - QM Active Balanced Fund, the OSM -
      Jennison Growth Fund and the OSM - Salomon Brothers All Cap Fund do not
      rely solely on ratings by rating organizations in selecting debt securities, but also use their own judgment to evaluate particular issues as well as business and economic factors affecting an issuer.
      The debt securities those Funds buy may be rated by
      nationally-recognized rating organizations or they may be unrated securities assigned a rating by the respective  Sub-Adviser.

      The investments in debt securities by the OSM - QM Active Balanced Fund and the OSM - Salomon Brothers All Cap Fund, including convertible securities, can be above or below investment grade in quality.
      "Investment-grade" securities are those rated in the four highest rating categories by Moody's Investors Service or other rating organizations, or, if unrated, assigned a comparable rating by the respective Sub-Adviser. A list of the ratings definitions of the principal ratings organizations is in Appendix A to the Statement of
      Additional Information.

      The OSM - Mercury Advisors Focus Growth Fund may invest in investment grade, non-convertible debt securities and U.S. Government securities of any maturity, although typically not to a significant degree.

      Debt securities, such as bonds, involve credit risk. This is the risk that the borrower will not make timely payments of principal and interest. The degree of credit risk depends on the issuer's financial condition and on the terms of the bonds. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term debt securities.

CAN EACH FUND'S INVESTMENT OBJECTIVE AND POLICIES CHANGE? The Trust's Board
of Trustees can change non-fundamental investment policies for each Fund without shareholder approval, although significant changes will be described in supplements to this Prospectus. The OSM - Mercury Advisors SP 500 Index
Fund's non-fundamental policy of investing at least 80% of its net assets
(plus borrowings for investment purposes) in securities or other financial instruments in, or correlated with, the SP 500 will not be changed by the
Fund's Trustees without first providing shareholders 60 days written notice.
Non-fundamental policies of the OSM - Mercury Advisors SP 500 Index Fund and the OSM - Mercury Advisors Focus Growth Fund can be changed by the Board of
Trustees of the Trust or the Board of Trustees of the Master Funds without shareholder approval. Fundamental policies are those that cannot be changed without the approval of a majority of each Fund's outstanding voting shares, as defined in the Investment Company Act of 1940, as amended. With the exception of the OSM - Mercury Advisors SP 500 Index Fund and the OSM -
Gartmore Millennium Growth Fund II, each Fund's objective is a fundamental policy. The OSM - Mercury Advisors SP 500 Index Fund's objective is a non-fundamental policy which may be changed at any time by the Board of
Trustees of the Trust or the Board of Trustees of the Master Fund without shareholder approval. The OSM - Gartmore Millennium Growth Fund's objective is a non-fundamental policy which may be changed at any time by the Trust's
Board of Trustees without shareholder approval. Other investment restrictions that are fundamental policies are listed in the Statement of Additional
Information. An investment policy or technique is not fundamental unless this
Prospectus or the Statement of Additional Information says that it is.

OTHER INVESTMENT STRATEGIES. To seek its objective, each Fund can also use some or all of the investment techniques and strategies described below. A
Fund might not always use all of the different types of techniques and investments described below. These techniques have certain risks, although some are designed to help reduce overall investment or market risks.

Forward Rolls. OSM - QM Active Balanced Fund may enter into "forward rolls"
      (also referred to as "mortgage dollar rolls") transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security at a later date at a set price.

      During the period between the sale and the purchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold.  It is possible that the market value of the securities the Fund sells may decline below the price at which the Fund is obligated to repurchase securities, or that the counterparty might default in its obligation.

Equity Securities. While the OSM - Mercury Advisors Focus Growth Fund, OSM -
      Jennison Growth Fund, OSM - Salomon Brothers All Cap Fund and the OSM -
      Gartmore Millennium Growth Fund II emphasize investments in common stocks, those Funds can also buy preferred stocks, warrants and securities convertible into common stock. The Adviser or Subadviser, as the case may be, considers some convertible securities to be "equity equivalents" because of the conversion feature and in that case their rating may have less impact on the investment decision than in the case of other debt securities. The OSM - QM Active Balanced Fund may also invest in non-convertible preferred stocks and convertible securities, warrants and rights. The OSM - Jennison Growth Fund can also invest in warrants and rights that can be exercised to obtain stock.

Convertible Securities. Convertible securities are generally debt securities or preferred stocks that may be converted into common stock.
      Convertible securities typically pay current income as either interest
      (debt security convertible) or dividends (preferred stocks). A convertible security's value usually reflects both the stream of current income payments and the value of the underlying common stock.
      The market value of a convertible security performs like a regular debt security, that is, if market interest rates rise, the value of a convertible security usually falls. Since it is convertible into common stock, the convertible security also has the same types of market and issuer risk as the underlying common stock.

Warrants. A warrant gives the Fund the right to buy a quantity of stock. The warrant specifies the amount of underlying stock, the purchase (or
      "exercise") price, and the date the warrant expires. The Fund has no obligation to exercise the warrant and buy the stock.

      A warrant has value only if the Fund exercises it before it expires. If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Fund loses any amount it paid for the warrant. Thus, investments in warrants may involve substantially more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock, however, the price of the warrant does not necessarily move with the price of the underlying stock.

Foreign Investing. The OSM - Jennison Growth Fund and the OSM - Salomon
      Brothers All Cap Fund each can invest up to 20% of its total assets in foreign securities including foreign equity securities of companies located in any country, including developed countries and emerging markets. The OSM - QM Active Balanced Fund may invest up to 15% of its total assets in foreign equity securities and up to 20% of its total assets in debt securities of foreign issuers. The OSM - Gartmore
      Millennium Growth Fund II may invest without limit in foreign securities although it does not intend to invest more than 25% of its net assets in foreign securities. The OSM - Mercury Advisors Focus
      Growth Fund may invest without limit in the securities of foreign companies in the form of ADRs. In addition, the OSM - Mercury Advisors
      Focus Growth Fund may invest up to 10% of its total assets in other forms of securities of foreign companies, including European Depository
      Receipts ("EDRs") or other securities convertible into securities of foreign companies. For purposes of these limits, the respective
      Advisers or Subadvisers do not consider ADR's and other similar receipts or shares to be foreign securities.

      While foreign securities may offer special investment opportunities, they also have special risks that can reduce a Fund's share prices and income. The change in value of foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. Currency rate changes can also affect the distributions a Fund makes from the income it receives from foreign securities if foreign currency values change against the U.S.
      dollar. Foreign investing can result in higher transaction and operating costs for the Fund investing in them. Foreign issuers are not subject to the same accounting and disclosure requirements that U.S.
      companies are subject to. The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental, economic or monetary policy in the U.S. or abroad, or other political and economic factors. The risks of investing in foreign securities are generally greater for investments in emerging markets.

Depository Receipts. The OSM - Mercury Advisors Focus Growth Fund, OSM - QM
      Active Balanced Fund and OSM - Jennison Growth Fund may invest in securities of foreign issuers in the form of Depository Receipts.
      Depository Receipts involve the same risks as investing directly in foreign securities. Those risks are discussed above under "Foreign
      Investing."  ADRs are receipts typically issued by an American bank or trust company that show evidence of underlying securities issued by a foreign corporation. EDRs evidence a similar ownership arrangement. The
      OSM - Mercury Advisors Focus Growth Fund may also invest in unsponsored
      Depository Receipts. The issuers of such unsponsored Depository
      Receipts are not obligated to disclose material information in the
      United States. Therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depository Receipts.

Illiquid and Restricted Securities. Investments may be illiquid because of the absence of an active trading market. If a Fund buys illiquid securities it may be unable to quickly resell them or may be able to sell them only at a price below current value. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933.
      Each Fund will not invest more than 15% of its net assets in illiquid or restricted securities. That percentage limitation is not a fundamental policy. Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The respective Adviser or Subadviser monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

Rule 144A Securities. Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

Securities Lending. The Fund may lend securities with a value of up to
      33-1/3% of its total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences.

Repurchase Agreements; Purchase and Sale Contracts. Each Fund may enter into certain types of repurchase agreements and each Fund other than OSM -
      Mercury Advisors SP 500 Index Fund may enter into purchase and sale contracts. Under a repurchase agreement, the seller agrees to repurchase a security (typically a security issued or guaranteed by the
      U.S. Government) at a mutually agreed upon time and price. This insulates the Fund from changes in the market value of the security during the period, except for currency fluctuations. A purchase and sale contract is similar to a repurchase agreement, but purchase and sale contracts provide that the purchaser receives any interest on the security paid during the period. If the seller fails to repurchase the security in either situation and the market value declines, the Fund may lose money.

Short Sales. The OSM - Gartmore Millennium Growth Fund II and the OSM -
      Mercury Advisors Focus Growth Fund may invest up to 20% and 5%, respectively, of their total assets in short positions. The OSM -
      Mercury Advisors SP 500 Index Fund and the OSM - Jennison Growth Fund
      may also invest in short positions.  The Fund may make short sales of securities, either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the
      Fund does not own declines in value.  When the Fund makes a short sale, it borrows the security sold short and delivers it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale.  The Fund may have to pay a fee to borrow particular securities and is often obligated to turn over any payments received on such borrowed securities to the lender of the securities.

      The Fund's obligations to replace the borrowed security will be secured by collateral deposited with the broker-dealer, usually cash, U.S.
      Government securities or other liquid securities similar to those borrowed.  With respect to uncovered short positions, the Fund will also be required to deposit similar collateral with its custodian to the extent, if any, necessary so that the value of both collateral deposits in the aggregate is at all times equal to at least 100% of the current market value of the security sold short.  Depending on arrangements made with the broker-dealer from which it borrowed the security, regarding payment over of any payments received by the Fund on such security, the Fund may not receive any payments (including interest) on its collateral deposited with such broker-dealer.

      The Fund will not make a short sale if, after giving effect to such sale, the market value of all securities sold short exceeds 5% of the value of its total assets.

      The Fund may also make short sales "against the box" without being subject to such limitations.  In this type of short sale, at the time of the sale, the Fund owns or has the immediate and unconditional right to acquire the identical security at no additional cost.

Derivative Investments.  Each Fund can invest in a number of different kinds of "derivative" investments. Options, futures contracts, structured notes such as indexed securities or inverse securities, CMOs and hedging instruments are "derivative instruments" the Funds can use. In addition to using derivatives for hedging, including anticipatory hedging for the OSM - Mercury Advisors Focus Growth Fund and OSM -
      Mercury Advisors SP 500 Index Fund, a Fund might use other derivative investments because they offer the potential for increased income and principal value. The Funds are not required to use derivative investments in seeking their objective.

      Derivatives have risks. If the issuer of the derivative investment does not pay the amount due, the Fund can lose money on the investment. The underlying security or investment on which the derivative is based, and the derivative itself, may not perform the way the Adviser or
      Subadviser expected it to perform. As a result of these risks a Fund could realize less principal or income from the investment than expected or its hedge might be unsuccessful. If that happens, the
      Fund's share prices could fall. Certain derivative investments held by a Fund may be illiquid.

      Certain types of investments or trading strategies (such as borrowing money to increase the amount of investment) may be subject to leverage risk. This means a relatively small market movement may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested. Derivatives may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Hedging. Each Fund can buy and sell certain kinds of futures contracts, put and call options. In addition, the OSM - Mercury Advisors Focus Growth
      Fund, the OSM - Jennison Growth Fund, the OSM - QM Active Balanced
      Fund, the OSM - Salomon Brothers All Cap Fund and the OSM - Gartmore
      Millennium Growth Fund II may enter into forward contracts. The OSM -
      Mercury Advisors Focus Growth Fund and the OSM - Salomon Brothers All
      Cap Fund may invest in swaps. These are all referred to as "hedging instruments."  The Funds do not use hedging instruments for speculative purposes. Each Fund has limits on the extent of its use of hedging and the types of hedging instruments that it can use.

      Some of these strategies could be used to hedge a Fund's portfolio against price fluctuations. Other hedging strategies, such as buying futures and call options, could increase a Fund's exposure to the securities market. Forward contracts can be used to try to manage foreign currency risks on the OSM - Jennison Growth Fund's and OSM -
      Mercury Advisors Focus Growth Fund's foreign investments. Foreign currency options can be used to try to protect against declines in the dollar value of foreign securities the OSM - Jennison Growth Fund, the
      OSM - Gartmore Millennium Growth Fund II or the OSM - Mercury Advisors
      Focus Growth Fund owns, or to protect against an increase in the dollar cost of buying foreign securities.

      There are also special risks in particular hedging strategies. Options trading involves the payment of premiums and has special tax effects on a Fund. If the Adviser or Sub-Adviser used a hedging instrument at the wrong time or judged market conditions incorrectly, the hedge might fail and the strategy could reduce the respective Fund's return. Each
      Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

Temporary Defensive and Interim Investments. In times of unstable or adverse market or economic conditions, the OSM - Mercury Advisors Focus Growth
      Fund, OSM - QM Active Balanced Fund, OSM - Jennison Growth Fund, OSM -
      Salomon Brothers All Cap Fund, and the OSM - Gartmore Millennium Growth
      Fund II can invest up to 100% of their assets in temporary defensive investments that are inconsistent with the Funds' principal investment strategies and the OSM - Mercury Advisors Focus Growth Fund can invest up to 35% of its assets in temporary defensive investments that are inconsistent with the Fund's principal investment strategies. Generally they would be cash equivalents (such as commercial paper), money market instruments, short-term debt securities, U.S. government securities, repurchase agreements, or purchase and sales contracts. They could include other investment grade debt securities. The Funds can also invest in such short-term securities for cash management purposes. To the extent a Fund invests in these securities, either defensively or for cash management purposes, the Fund's positions may be inconsistent with its principal investment strategies and the Fund might not achieve its investment objective.

How the Funds Are Managed

      OppenheimerFunds, Inc. supervises the investment program and handles the day-to-day administrative business of the OSM - QM Active Balanced Fund,
OSM - Jennison Growth Fund, OSM - Salomon Brothers All Cap Fund and OSM -
Gartmore Millennium Growth Fund II. OppenheimerFunds, Inc. carries out its duties, subject to the policies established by the Trust's Board of Trustees, under an investment advisory agreement that states OppenheimerFunds, Inc.'s responsibilities. The agreement sets the fees each Fund pays to
OppenheimerFunds, Inc. and describes the expenses that each Fund is responsible to pay to conduct its business.

      OppenheimerFunds, Inc. also selects, contracts with and compensates sub-advisers to manage the investment and reinvestment of the assets of those
Funds of the Trust. OppenheimerFunds, Inc. does not manage any of the Funds'
portfolio assets. OppenheimerFunds, Inc. also (i) monitors the compliance of the Adviser or Subadvisers with the investment objectives and related policies of each Fund, (ii) reviews the performance of the Sub-advisers and
(iii) reports periodically on such performance to the Trustees of the Trust.

      The Trust and OppenheimerFunds, Inc. have received an order from the
Securities and Exchange Commission to permit OppenheimerFunds, Inc. to appoint a Subadviser or change the terms of a Subadvisory Agreement for a subadvised Fund without first obtaining shareholder approval. That means the
Trust will be able to change subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

      OppenheimerFunds, Inc. has been an investment adviser since January
1960. OppenheimerFunds, Inc. and its subsidiaries and controlled affiliates managed assets of more than $120 billion in assets as of December 31, 2002, including other Oppenheimer funds with more than 7 million shareholder accounts. OppenheimerFunds, Inc. is located at 498 Seventh Avenue, 10th
Floor, New York, New York 10018.

      OppenheimerFunds, Inc. has entered into an Administration Agreement with the Trust on behalf of the OSM - Mercury Advisors SP 500 Index Fund and the OSM - Mercury Advisors Focus Growth Fund whereby OppenheimerFunds, Inc.
will maintain certain books and records on behalf of those Funds and prepare certain reports. OppenheimerFunds, Inc. shall also be responsible for filing with the Securities and Exchange Commission and any state securities regulators certain disclosure documents. Under the Agreement, both Funds pay an Administration Fee to OppenheimerFunds, Inc. of 0.50% of the average annual net assets of each such Fund.

      Fund Asset Management, L.P., doing business as Mercury Advisors (the
"Adviser"), has entered into a sub-administration agreement with
OppenheimerFunds, Inc. Under that agreement, the Adviser maintains certain books and records and prepares certain reports on behalf of the OSM - Mercury
Advisors SP 500 Index Fund and the OSM - Mercury Advisors Focus Growth Fund.

      OppenheimerFunds, Inc. has also entered into an investment advisory agreement similar to those described above, with the Trust on behalf of the
OSM - Mercury Advisors SP 500 Index Fund and the OSM - Mercury Advisors
Focus Growth Fund. If the Board determines that the assets of the OSM -
Mercury Advisors SP 500 Index Fund or the OSM - Mercury Advisors Focus
Growth Fund should not be invested exclusively in the applicable Master Fund, or if either Fund's ability to invest in the applicable Master Fund is terminated, then OppenheimerFunds, Inc. will assume the role of adviser to those Funds under that investment advisory agreement. Under that agreement, the OSM - Mercury Advisors SP 500 Index Fund would pay to OppenheimerFunds,
Inc. an advisory fee of 0.55% on an annual basis and the OSM - Mercury
Advisors Focus Growth Fund would pay an advisory fee of 1.10% on an annual basis. If OppenheimerFunds, Inc. assumes the role of adviser for OSM -
Mercury Advisors Focus Growth Fund or OSM - Mercury Advisors SP 500 Index
Fund, the administration and sub-administration arrangements with respect to the applicable Fund will be terminated since administrative services would be provided through the investment advisory agreements.

      The Adviser supervises the investment program and handles the day-to-day business of the Master SP 500 Index Series of the Quantitative
Master Series Trust and the Master Focus Twenty Trust, the Master Funds in
which the OSM - Mercury Advisors SP 500 Index Fund and the OSM - Mercury
Advisors Focus Growth Fund, respectively, invest. The Adviser carries out its duties, subject to the policies established by the Board of Trustees of the applicable Master Fund, under an investment advisory agreement with the
Master Fund that states the Adviser's responsibilities. Such agreement sets the fees the Master Fund pays to the Adviser, and describes the expenses that the Master Fund is responsible to pay to conduct its business. The Adviser has entered into a contractual arrangement that provides that the management fee for the Master SP 500 Index Series, when combined with administrative fees of certain funds that invest in the applicable Master Fund (excluding the OSM - Mercury Advisors SP 500 Index Fund), will not exceed the annual rate of 0.005% of the average daily net assets of the Master Fund. Absent such contractual arrangement, the management fee payable by the Master SP
500 Index Series would be at the annual rate of 0.05%. The Master Focus
Twenty Trust pays the Adviser a management fee at the annual rate of 0.60% of its average daily net assets. The fees and expenses which each Master Fund pays, including the management fee it pays to the Adviser, are passed directly through to the relevant Fund in proportion to the number of shares of the Master Fund owned by that Fund.

      The Adviser was organized as an investment adviser in 1977 and offers investment advisory services to more than 50 registered investment companies.
The Adviser and its advisory affiliates had approximately $439 billion in investment company and other portfolio assets under management as of February
2003.

      The OSM - Mercury Advisors SP 500 Index Fund is managed by a team of investment professionals who are employed by Mercury Advisors.

      The portfolio manager for the OSM - Mercury Advisors Focus Growth Fund is Michael S. Hahn. Mr. Hahn has been Portfolio Manager of the Master Fund and of OSM - Mercury Advisors Focus Growth Fund since November 6, 2001 and has been a portfolio manager of Merrill Lynch Investment Managers since 2000 and was Associate Portfolio Manager of Merrill Lynch Investment Managers from
1999 to 2000. Mr. Hahn was a portfolio manager and analyst for the PBHG family of mutual funds from 1996 to 1999.

Advisory Fees. Under each Fund's investment advisory agreement (other than
      OSM - Mercury Advisors SP 500 Index Fund and OSM - Mercury Advisors
      Focus Growth Fund), each Fund pays OppenheimerFunds, Inc. (the
      "Manager") an Advisory fee at an annual rate that declines on additional assets as the Fund grows. The advisory fees are as follows:

Fund                                Advisory Fee
----                                ------------

OSM - QM Active Balanced Fund       0.95% of the first $300 million of average
                                    annual net assets of the Fund and 0.90%
of
                                    average annual net assets in excess of
$300 million.

OSM - Jennison Growth Fund          0.95% of the first $300 million of average
                                    annual net assets of the Fund and 0.90%
of
                                    average annual net assets in excess of
$300 million.

OSM - Salomon Brothers All Cap Fund 1.10% of the first $100 million of average annual net assets of the Fund and 1.00% of
                                    average annual net assets in excess of
$100 million.

OSM - Gartmore Millennium Growth    1.20% of the first $400 million of average
Fund II                             annual net assets of the Fund, 1.10% of
the
                                    next $400 million, and 1.00% of average
annual
                                    net assets in excess of $800 million.

The Subadvisers. The Manager has retained Jennison Associates LLC
      ("Jennison") as the Subadviser to provide the day-to-day portfolio management of the OSM - Jennison Growth Fund. Jennison is located at
      466 Lexington Avenue, New York, NY 10017. Jennison is a direct, wholly-owned subsidiary of Prudential Investment Management, which is a direct, wholly-owned subsidiary of Prudential Asset Management Holding
      Company, which is a direct, wholly-owned subsidiary of Prudential
      Financial, Inc. Jennison has served as an investment adviser since 1969 and has advised investment companies since 1990. As of December 31,
      2002, Jennison had approximately $48 billion in assets under management. The Manager, not the Fund, pays Jennison an annual fee based on the Fund's average annual net assets.

      The OSM - Jennison Growth Fund's portfolio managers, Spiros "Sig"
      Segalas, Kathleen McCarragher and Michael Del Balso, are employed by
      Jennison and are the persons primarily responsible for the selection of the Fund's portfolio securities.

      Mr. Segalas has been in the investment business for over forty-two years and has managed equity portfolios for investment companies since
      1990. Mr. Segalas is a founding member, Director, President and Chief
      Investment Officer of Jennison. Mr. Segalas received his B.A. from
      Princeton University.

      Ms. McCarragher is a Director and Executive Vice President of Jennison.
      Prior to joining Jennison in 1998 she was a Managing Director and
      Director of Large Cap Growth Equities at Weiss, Peck  Greer L.L.C.
      Prior to 1992, Ms. McCarragher served as an analyst, portfolio manager and member of the Investment Committee for State Street Research
      Management Company. She received her B.B.A. from the University of
      Wisconsin and her M.B.A. from Harvard University.

      Mr. Del Balso is a Director and Executive Vice President of Jennison,
      where he has been part of the investment team since 1972. He received his B.A. from Yale University and his M.B.A. from Columbia University.

      The Manager has retained Prudential Investment Management as the
      Subadviser to provide the day-to-day portfolio management of the OSM -
      QM Active Balanced Fund. Prudential Investment Management is located at
      Prudential Plaza, 751 Broad Street, Newark, NJ 07102. Prudential
      Investment Management has served as an investment adviser to investment companies since 1984, and as of December 31, 2002, had approximately
      $288 billion in assets under management. The Manager, not the Fund, pays Prudential Investment Management an annual fee based on the Fund's average annual net assets.

      The portfolio managers for the QM Active Balanced Fund are Michael
      Lenarcic and John Van Belle. They became the Fund's portfolio managers on February 8, 2002. They are employed by Prudential Investment
      Management and are the persons primarily responsible for the selection of the Fund's securities. Mr. Lenarcic and Mr. Van Belle are Managing
      Directors of Prudential Investments Quantitative Management, a unit of
      Prudential Investment Management. Mr. Lenarcic is a member of
      Prudential Investment Management's Balanced Portfolio Management Team.
      Mr. Van Belle is a member of Prudential Investments International Asset
      Allocation Team.

      The Manager has retained Salomon Brothers Asset Management Inc.
      ("Salomon Brothers") as the Subadviser to provide the day-to-day portfolio management of the OSM - Salomon Brothers All Cap Fund.
      Salomon Brothers is located at 399 Park Avenue, New York , New York
      10022. It is a wholly-owned subsidiary of Salomon Smith Barney Holdings
      Inc., which in turn is a wholly-owned subsidiary of Citigroup, Inc.
      Salomon Brothers has served as an investment adviser to investment companies since 1987, and as of December 31, 2002, Salomon Brothers and
      its affiliates managed approximately $34.2 billion of assets. The
      Manager, not the Fund, pays Salomon Brothers an annual fee based on the
      Fund's average annual net assets.

      The Fund is team managed by Salomon Brothers. The team has an average of 26 years of investment experience..

      The Manager has retained Gartmore Mutual Fund Capital Trust ("GMFCT")
      as the Subadviser to provide the day-to-day portfolio management of the
      OSM - Gartmore Millennium Growth Fund II. GMFCT is located at 1200
      River Road, Conshohocken, PA 19428.

      GMFCT has served as an investment adviser to investment companies since
      1999, and as of December 31, 2002, GMFCT and its affiliates and predecessors had approximately $30.3 billion in assets under management. The Manager, not the Fund, pays GMFCT an annual fee based on the Fund's average annual net assets.

      The Fund's portfolio managers, Aaron Harris (since inception) and Nick
      Ford (since October 1, 2001), are employed by GMFCT and are the persons primarily responsible for the selection of the OSM - Gartmore
      Millennium Growth Fund's portfolio securities. Mr. Harris joined GMFCT in April 2000. Prior to joining GMFCT, Mr. Harris was a portfolio manager, managing portions of several portfolios for Nicholas Applegate
      Capital Management. Mr. Harris manages funds similar to the OSM -
      Gartmore Millennium Growth Fund II and other global technology funds.
      Mr. Ford joined GMFCT in 1998, serving as an investment manager on the
      U.S. equity team. Prior to joining GMFCT, Mr. Ford served as the director of U.S. equities at Clerical Medical Investment Group in
      London. From 1995 to 1996, Mr. Ford was a U.S. equities fund manager for Sun Alliance Investment Management.

A B O U T   Y O U R   A C C O U N T

How to Buy Shares

HOW ARE SHARES  PURCHASED?  Shares of the OSM - Mercury Advisors SP 500 Index
Fund and the OSM - QM  Active  Balanced  Fund  are  offered  for sale  only to retirement  plans.  Shares of the other Funds may be purchased  by  retirement plans and  non-retirement  plan  investors  alike.  A retirement  plan can buy shares  several ways as described  below.  References  in this  Prospectus  to
"you" or "your" apply to the retirement plan sponsor,  or account owner in the case of an IRA or 403(b)  account.  The Funds'  Distributor,  OppenheimerFunds
Distributor,  Inc., may appoint  certain  servicing  agents to accept purchase
(and redemption) orders. The Distributor,  in its sole discretion,  may reject any purchase order for the Funds' shares.

      Participants in a qualified retirement plan (e.g., 401(k), profit-sharing plan or money purchase pension plan) should note that shares of the Funds are purchased on their behalf by the plan's administrator in accordance with the respective plan's provisions. Plan participants should contact their Plan administrator to find out how to instruct the Plan to buy shares of the Funds for their account. It is the responsibility of the Plan administrator or other Plan service provider to forward purchase instructions to the Fund's Distributor. In the case of qualified plans, the following explanation of how to purchase Fund shares is intended for Plan administrators and Plan service providers.

Buying Shares Through Your Dealer. You can buy shares through any dealer, broker or financial institution that has a sales agreement with the
      Distributor. Your dealer will place your order with the Distributor on your behalf.
Buying Shares Through the Distributor. Complete an OppenheimerFunds New
      Account Application and return it with a check payable to
      "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver,
      Colorado 80217. If you don't list a dealer on the application, the
      Distributor will act as your agent in buying the shares. However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Fund is appropriate for you.
o     Paying by Federal Funds Wire. Shares purchased through the Distributor may be paid for by Federal Funds wire. The minimum investment is
      $2,500. Before sending a wire, call the Distributor's Wire Department at 1.800.225.5677 to notify the Distributor of the wire and to receive further instructions.
o     Buying Shares Through OppenheimerFunds AccountLink. With AccountLink,
      you pay for shares by electronic funds transfers from your bank account. Shares are purchased for your account by a transfer of money from your bank account through the Automated Clearing House (ACH)
      system. You can provide those instructions automatically, under an
      Asset Builder Plan, described below, or by telephone instructions using
      OppenheimerFunds PhoneLink, also described below. Please refer to
      "AccountLink," below for more details.
o     Buying Shares Through Asset Builder Plans. You may purchase shares of a
      Fund automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink.
      Details are in the Asset Builder Application and the Statement of
      Additional Information.

WHAT IS THE MINIMUM AMOUNT YOU MUST INVEST? In most cases, you can buy Fund shares with a minimum initial investment of $1,000 and make additional investments at any time with as little as $50. There are reduced minimums available under the following special investment plans:
o     If you establish one of the many types of retirement plan accounts that
      OppenheimerFunds offers, more fully described below under "Special
      Investor Services," you can start your account with as little as $500.
o     By using an Asset Builder Plan or Automatic Exchange Plan (details are in the Statement of Additional Information), or government allotment plan, you can make subsequent investments (after making the initial investment of $500) for as little as $50. For any type of account established under one of these plans prior to November 1, 2002, the minimum additional investment will remain $25.
o     The minimum investment requirement does not apply to reinvesting dividends from a Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

AT WHAT PRICE ARE SHARES SOLD? Shares are sold at their offering price which is the net asset value per share plus any initial sales charge that applies.
The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the
Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the Distributor receives the order.

Net Asset Value. Each Fund calculates the net asset value of each class of shares as of the close of The New York Stock Exchange ("the Exchange"), on each day the Exchange is open for trading (referred to in this
      Prospectus as a "regular business day"). The Exchange normally closes at 4:00 P.M., Eastern time, but may close earlier on some days. All references to time in this Prospectus mean "Eastern time."

      The net asset value per share is determined by dividing the value of a
      Fund's net assets attributable to a class by the number of shares of that class that are outstanding. To determine net asset value, the
      Fund's Board of Trustees has established procedures to value each
      Fund's securities, in general, based on market value. The Board has adopted special procedures for valuing illiquid and restricted securities and obligations for which market values cannot be readily obtained. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of a Fund's foreign investments may change on days when investors cannot buy or redeem Fund shares.

      If, after the close of the principal market on which a security held by a Fund is traded, and before the time the Fund's securities are priced that day, an event occurs that the Manager or the Adviser deems likely to cause a material change in the value of such security, the Fund's
      Board of Trustees has authorized the Manager or the Adviser, as applicable, subject to the Board's review, to ascertain a fair value for such security.  A security's valuation may differ depending on the method used for determining value.

The Offering Price. To receive the offering price for a particular day, in most cases the Distributor or its designated agent must receive your order by the time the Exchange closes that day. If your order is received on a day when the Exchange is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.
Buying Through a Dealer. If you buy shares through a dealer, your dealer must receive the order by the close of the Exchange and transmit it to the
      Distributor so that it is received before the Distributor's close of business on a regular business day (normally 5:00 P.M.) to receive that day's offering price, unless your dealer has made alternative arrangements with the Distributor. Otherwise, the order will receive the next offering price that is determined.

------------------------------------------------------------------------------
WHAT CLASSES OF SHARES DOES THE FUND OFFER? Each Fund offers investors five different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When you buy shares, be sure to specify the class of shares. If you do not choose a class, your investment will be made in Class A shares.
------------------------------------------------------------------------------
------------------------------------------------------------------------------

------------------------------------------------------------------------------
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Class A Shares. If you buy Class A shares, you pay an initial sales charge
      (on investments up to $1 million for regular accounts or lesser amounts for certain retirement plans). The amount of that sales charge will vary depending on the amount you invest. The sales charge rates are listed in "How Can You Buy Class A Shares?" below.
------------------------------------------------------------------------------
Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.
      If you sell your shares within 6 years of buying them, you will normally pay a contingent deferred sales charge. That contingent deferred sales charge varies depending on how long you own your shares, as described in "How Can You Buy Class B Shares?" below.
------------------------------------------------------------------------------
Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.
      If you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class C Shares?" below.
------------------------------------------------------------------------------
Class N Shares. If you buy Class N shares (available only through certain retirement plans), you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 18 months of the retirement plan's first purchase of
      Class N shares, you may pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class N Shares?" below.
Class Y Shares. Class Y shares are offered only to certain institutional investors that have special agreements with the Distributor.

WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares. Each Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

      The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different. The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. Of course, these examples are based on approximations of the effects of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial advisor before making that choice.

How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class B, Class C or Class N. For retirement plans that qualify to purchase Class N shares, Class N shares will generally be more advantageous than Class B and Class C shares.

   o  Investing for the Shorter Term. While each Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should probably consider purchasing Class A or Class C shares rather than Class B shares. That is because of the effect of the
      Class B contingent deferred sales charge if you redeem within SIX years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

      However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

      And for non-retirement plan investors who invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. For that reason, the
      Distributor normally will not accept purchase orders of $500,000 or more of Class B shares or $1 million or more of Class C shares from a single investor.

o     Investing for the Longer Term.  If you are investing  less than $100,000 for the  longer-term,  for example for retirement,  and do not expect to need  access to your money for seven  years or more,  Class B shares may be appropriate.

Are There  Differences  in Account  Features  That Matter to You? Some account features  may  not  be  available  to  Class  B,  Class  C and  Class  N shareholders.  Other  features  may  not be  advisable  (because  of the effect of the  contingent  deferred  sales  charge) for Class B, Class C and Class N shareholders.  Therefore,  you should  carefully  review how you plan to use your  investment  account before deciding which class of shares to buy.

      Additionally, the dividends payable to Class B, Class C and Class N shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A or Class Y shares, such as the
      Class B, Class C and Class N asset-based sales charge described below and in the Statement of Additional Information. Share certificates are only available for Class A shares. If you are considering using your shares as collateral for a loan, that may be a factor to consider.

How Do Share Classes Affect Payments to Your Broker? A financial advisor may receive different compensation for selling one class of shares than for selling another class. It is important to remember that Class B, Class
      C and Class N contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of
      Class A shares: to compensate the Distributor for concessions and expenses it pays to dealers and financial institutions for selling shares. The Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of each Fund owned by the dealer or financial institution for its own account or for its customers.

SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS. Appendix C to the Statement of
Additional Information details the conditions for the waiver of sales charges that apply in certain cases, and the special sales charge rates that apply to purchases of shares of each Fund by certain groups, or under specified retirement plan arrangements or in other special types of transactions. To receive a waiver or special sales charge rate, you must advise the
Distributor when purchasing shares or the Transfer Agent when redeeming shares that a special condition applies.

HOW CAN YOU BUY CLASS A SHARES? Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge.
However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the Statement of Additional Information. Out of the amount you invest, the
Fund receives the net asset value to invest for your account.

      The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor or allocated to your dealer as a concession. The Distributor reserves the right to reallow the entire concession to dealers. The current sales charge rates and concessions paid to dealers and brokers are as follows:

 ------------------------------------------------------------------------------
 Amount of Purchase       Front-End Sales  Front-End Sales   Concession As
                                           Charge As a
                          Charge As a      Percentage of
                          Percentage of    Net               Percentage of
                          Offering Price   Amount Invested   Offering Price
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Less than $25,000             5.75%             6.10%             4.75%
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $25,000 or more but           5.50%             5.82%             4.75%
 less than $50,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $50,000 or more but           4.75%             4.99%             4.00%
 less than $100,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $100,000 or more but          3.75%             3.90%             3.00%
 less than $250,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $250,000 or more but          2.50%             2.56%             2.00%
 less than $500,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $500,000 or more but          2.00%             2.04%             1.60%
 less than $1 million
 ------------------------------------------------------------------------------

Can You Reduce Class A Sales Charges? You may be eligible to buy Class A shares at reduced sales charge rates under the Fund's "Right of
      Accumulation" or a Letter of Intent, as described in "Reduced Sales
      Charges" in the Statement of Additional Information.

Class A Contingent Deferred Sales Charge. There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds aggregating $1 million or more, or for certain purchases by particular types of retirement plans that were permitted to purchase such shares prior to March 1, 2001 ("grandfathered retirement accounts").
      Retirement plans are not permitted to make initial purchases of Class A shares subject to a contingent deferred sales charge. The Distributor pays dealers of record concessions in an amount equal to 1.0% of purchases of $1 million or more other than by grandfathered retirement accounts. For grandfathered retirement accounts, the concession is
      0.75% of the first $2.5 million of purchases plus 0.25% of purchases in excess of $2.5 million. In either case, the concession will not be paid on purchases of shares by exchange or that were previously subject to a front-end sales charge and dealer concession.

      If you redeem any of those shares within an 18-month "holding period"
      measured from the beginning of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds.
      That sales charge will be equal to 1.0% of the lesser of:
o     the aggregate net asset value of the redeemed shares at the time of redemption (excluding shares purchased by reinvestment of dividends or capital gain distributions) or
o     the original net asset value of the redeemed shares.

      The Class A contingent deferred sales charge will not exceed the aggregate amount of the concessions the Distributor paid to your dealer on all purchases of Class A shares of all Oppenheimer funds you made that were subject to the Class A contingent deferred sales charge.

Purchases by Certain Retirement Plans. There is no initial sales charge on purchases of Class A shares of any one or more Oppenheimer funds by retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor and by retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or recordkeepers which have entered into a special agreement with the Distributor. The Distributor currently pays dealers of record concessions in an amount equal to 0.25% of the purchase price of Class A shares by those retirement plans from its own resources at the time of sale, subject to certain exceptions as described in the
      Statement of Additional Information. There is no contingent deferred sales charge upon the redemption of such shares.

HOW CAN YOU BUY CLASS B SHARES? Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within six years from the beginning of the calendar month of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

      The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule for the Class B contingent deferred sales charge holding period:

-------------------------------------------------------------------------------
Years Since Beginning of Month in       Contingent Deferred Sales Charge on
Which Purchase Order was Accepted       Redemptions in That Year
                                        (As % of Amount Subject to Charge)
-------------------------------------------------------------------------------
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0 - 1                                   5.0%
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1 - 2                                   4.0%
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2 - 3                                   3.0%
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3 - 4                                   3.0%
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4 - 5                                   2.0%
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5 - 6                                   1.0%
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More than 6                             None
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In the table,  a "year" is a  12-month  period.  In  applying  the  contingent deferred  sales charge,  all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares. Class B shares automatically convert to Class A shares 72 months after you purchase them. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and
      Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When any Class B shares that you hold convert, any other
      Class B shares that were acquired by reinvesting dividends and distributions on the converted shares will also convert to Class A shares. For further information on the conversion feature and its tax implications, see "Class B Conversion" in the Statement of Additional
      Information.

How Can you Buy Class C Shares? Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar month of their purchase, a contingent deferred sales charge of 1.0%
will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

HOW CAN YOU BUY CLASS N SHARES? Class N shares are offered for sale to retirement plans (including IRAs and 403(b) plans) that purchase $500,000 or more of Class N shares of one or more Oppenheimer funds or to group retirement plans (which do not include IRAs and 403(b) plans) that have assets of $500,000 or more or 100 or more eligible participants. See
"Availability of Class N shares" in the Statement of Additional Information for other circumstances where Class N shares are available for purchase.

      A contingent deferred sales charge of 1.0% will be imposed upon the redemption of Class N shares, if:
o     The group retirement plan is terminated or Class N shares of all
      Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund, or
o     With respect to an IRA or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any
      Oppenheimer fund.

      Retirement plans that offer Class N shares may impose charges on plan participant accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent in Colorado) and
the special account features applicable to purchasers of those other classes of shares described elsewhere in this Prospectus do not apply to Class N shares offered through a group retirement plan. Instructions for buying, selling, exchanging or transferring Class N shares offered through a group retirement plan must be submitted by the plan, not by plan participants for whose benefit the shares are held.

Who Can Buy Class Y Shares? Class Y shares are sold at net asset value per share without a sales charge directly to institutional investors that have special agreements with the Distributor for this purpose. They may include insurance companies, registered investment companies and employee benefit plans. Individual investors cannot buy Class Y shares directly.

      An institutional investor that buys Class Y shares for its customers'
accounts may impose charges on those accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares
(other than the time those orders must be received by the Distributor or
Transfer Agent at their Colorado office) and the special account features available to investors buying those other classes of shares do not apply to
Class Y shares. Instructions for buying, selling, exchanging or transferring
Class Y shares must be submitted by the institutional investor, not by its customers for whose benefit the shares are held.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service Plan for Class A Shares. Each Fund has adopted a Service Plan for
      Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to
      0.25% of the average annual net assets of Class A shares of the Fund.
      The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares. With respect to Class A shares subject to a Class
      A contingent deferred sales charge purchased by grandfathered retirement accounts, the Distributor pays the 0.25% service fee to dealers in advance for the first year after the shares are sold by the dealer. During the first year the shares are sold, the Distributor retains the service fee. After the shares have been held for a year, the Distributor pays the service fee to dealers on a quarterly basis.

Distribution and Service Plans for Class B, Class C and Class N Shares. Each
      Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to pay the Distributor for its services and costs in distributing Class B, Class C and Class N shares and servicing accounts. Under the plans, each Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and
      0.25% on Class N shares. The Distributor also receives a service fee of
      0.25% per year under the Class B, Class C and Class N plans.

      The asset-based sales charge and service fees increase Class B and
      Class C expenses by 1.0% and increase Class N expenses by 0.50% of the net assets per year of the respective class. Because these fees are paid out of each Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

      The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B, Class C or
      Class N shares. The Distributor pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the dealer.
      After the shares have been held for a year, the Distributor pays the service fees to dealers on a quarterly basis. The Distributor retains the service fees for accounts for which it renders the required personal services.

      The Distributor currently pays a sales concession of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class B shares is therefore 4.00% of the purchase price. The
      Distributor retains the Class B asset-based sales charge. See the
      Statement of Additional Information for exceptions.

      The Distributor currently pays a sales concession of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class C shares is therefore 1.0% of the purchase price. The Distributor pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares that have been outstanding for a year or more.
      See the Statement of Additional Information for exceptions.

      The Distributor currently pays a sales concession of 0.75% of the purchase price of Class N shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class N shares is therefore 1.0% of the purchase price. The Distributor retains the asset-based sales charge on Class N shares. See the
      Statement of Additional Information for exceptions.

Special Investor Services

ACCOUNTLINK. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an
Automated Clearing House (ACH) member. AccountLink lets you:
    o transmit funds electronically to purchase shares by telephone (through a service representative or by PhoneLink) or automatically under Asset
      Builder Plans, or
    o have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the
      Transfer Agent for more information.

      You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1.800.225.5677. The purchase payment will be debited from your bank account.

      AccountLink privileges should be requested on your Application or your dealer's settlement instructions if you buy your shares through a dealer.
After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions and proper documentation to the
Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification
Number (PIN), by calling the PhoneLink number, 1.800.225.5677.
Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1.800.225.5677. You must have established AccountLink privileges to link your bank account with a Fund to pay for these purchases.
Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another OppenheimerFunds account you have already established by calling the special PhoneLink number.
Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the applicable Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell
      Shares," below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX? You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier).
Please call 1.800.225.5677 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

OPPENHEIMERFUNDS INTERNET WEBSITE. You can obtain information about each
Fund, as well as your account balance, on the OppenheimerFunds Internet website, at WWW.OPPENHEIMERFUNDS.COM. Additionally, shareholders listed in
            ------------------------
the account registration (and the dealer of record) may request certain account transactions through a special section of that website. To perform account transactions or obtain account information online, you must first obtain a user I.D. and password on that website. If you do not want to have
Internet account transaction capability for your account, please call the
Transfer Agent at 1.800.225.5677. At times, the website may be inaccessible or its transaction features may be unavailable.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. Each Fund has several plans that enable you to sell shares automatically or exchange them to another
OppenheimerFunds account on a regular basis. Please call the Transfer Agent or consult the Statement of Additional Information for details.

REINVESTMENT PRIVILEGE. If you redeem some or all of your Class A or Class B shares of a Fund, you have up to six months to reinvest all or part of the redemption proceeds in Class A shares of the Fund or other Oppenheimer funds without paying a sales charge. This privilege applies only to Class A shares that you purchased subject to an initial sales charge and to Class A or Class
B shares on which you paid a contingent deferred sales charge when you redeemed them. This privilege does not apply to Class C, Class N or Class Y shares. You must be sure to ask the Distributor for this privilege when you send your payment.

RETIREMENT PLANS. You may buy shares of each Fund for your retirement plan account. If you participate in a plan sponsored by your employer, the plan trustee or administrator must buy the shares for your plan account. The
Distributor also offers a number of different retirement plans that individuals and employers can use:
Individual Retirement Accounts (IRAs). These include regular IRAs, Roth IRAs,
      SIMPLE IRAs and rollover IRAs.
SEP-IRAs. These are Simplified Employee Pension Plan IRAs for small business owners or self-employed individuals.
403(b)(7) Custodial Plans. These are tax-deferred plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations.
401(k) Plans. These are special retirement plans for businesses.
Pension and Profit-Sharing Plans. These plans are designed for businesses and self-employed individuals.
      Please call the Distributor for OppenheimerFunds retirement plan documents, which include applications and important plan information.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day.
Your shares will be sold at the next net asset value calculated after your order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent. Each Fund lets you sell your shares by writing a letter, by wire, or by telephone. You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call the Transfer Agent first, at 1.800.225.5677, for assistance.

Certain Requests Require a Signature Guarantee. To protect you and a Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):
   o  You wish to redeem more than $100,000 and receive a check
   o  The redemption check is not payable to all shareholders listed on the account statement
   o  The redemption check is not sent to the address of record on your account statement
   o  Shares are being transferred to a Fund account with a different owner or name
   o  Shares are being redeemed by someone (such as an Executor) other than the owners.

Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:
o     a U.S. bank, trust company, credit union or savings association,
o     a foreign bank that has a U.S. correspondent bank,
o     a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o     a U.S. national securities exchange, a registered securities association or a clearing agency.
      If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Retirement Plan Accounts. There are special procedures to sell shares in an
      OppenheimerFunds retirement plan account. Call the Transfer Agent for a distribution request form. Special income tax withholding requirements apply to distributions from retirement plans. You must submit a withholding form with your redemption request to avoid delay in getting your money and if you do not want tax withheld. If your employer holds your retirement plan account for you in the name of the plan, you must ask the plan trustee or administrator to request the sale of the Fund shares in your plan account.

Sending Redemption Proceeds by Wire. While the Fund normally sends your money by check, you can arrange to have the proceeds of shares you sell sent by Federal Funds wire to a bank account you designate. It must be a commercial bank that is a member of the Federal Reserve wire system.
      The minimum redemption you can have sent by wire is $2,500. There is a
      $10 fee for each request. To find out how to set up this feature on your account or to arrange a wire, call the Transfer Agent at
      1.800.225.5677.

HOW DO you SELL SHARES BY MAIL? Write a letter of instruction that includes:
   o  Your name
   o  The Fund's name
   o  Your Fund account number (from your account statement)
   o  The dollar amount or number of shares to be redeemed
   o  Any special payment instructions
   o  Any share certificates for the shares you are selling
   o  The signatures of all registered owners exactly as the account is registered, and
   o  Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

Use the following address for            Send courier or express mail
requests by mail:                        requests to:
OppenheimerFunds Services                OppenheimerFunds Services
P.O. Box 5270                            10200 E. Girard Avenue, Building D
Denver, Colorado 80217                   Denver, Colorado 80231

HOW DO you SELL SHARES BY TELEPHONE? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular regular business day, your call must be received by the Transfer Agent by the close of the Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. You may not redeem shares held in an OppenheimerFunds retirement plan account or under a share certificate by telephone.
   o  To redeem shares through a service representative or automatically on
      PhoneLink, call 1.800.225.5677.
      Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?
Telephone Redemptions Paid by Check. Up to $100,000 may be redeemed by telephone in any seven-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

Telephone Redemptions Through AccountLink or by Wire. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

      If you have requested Federal Funds wire privileges for your account, the wire of the redemption proceeds will normally be transmitted on the next bank business day after the shares are redeemed. There is a possibility that the wire may be delayed up to seven days to enable the
      Fund to sell securities to pay the redemption proceeds. No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire.

CAN  YOU  SELL  SHARES  THROUGH  your  DEALER?   The   Distributor   has  made
arrangements  to repurchase  Fund shares from dealers and brokers on behalf of their  customers.  Brokers or dealers  may  charge for that  service.  If your shares are held in the name of your dealer,  you must redeem them through your dealer.

HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS. If you purchase shares subject to a Class A, Class B, Class C or Class N contingent deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares, the contingent deferred sales charge will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed in Appendix C to the
Statement of Additional Information and you advise the Transfer Agent of your eligibility for the waiver when you place your redemption request.)

      A  contingent  deferred  sales charge will be based on the lesser of the net  asset  value of the  redeemed  shares  at the time of  redemption  or the original net asset value.  A contingent  deferred  sales charge is not imposed on:
o     the amount of your  account  value  represented  by an  increase  in net asset value over the initial purchase price,
o     shares  purchased by the  reinvestment  of  dividends  or capital  gains distributions, or
o     shares redeemed in the special circumstances  described in Appendix C to the Statement of Additional Information.
      To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:
   1. shares acquired by reinvestment of dividends and capital gains distributions,
   2. shares held for the holding period that applies to the class, and
   3. shares held the longest during the holding period.

      Contingent deferred sales charges are not charged when you exchange shares of a Fund for shares of other Oppenheimer funds. However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the fund whose shares you acquire. Similarly, if you acquire shares of a Fund by exchanging shares of another Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to the applicable Fund.

How to Exchange Shares

Shares of each Fund may be exchanged for shares of certain Oppenheimer funds at net asset value per share at the time of exchange, without sales charge.
Shares of each Fund can be purchased by exchange of shares of other
Oppenheimer funds on the same basis. To exchange shares, you must meet several conditions:
   o  Shares of the fund selected for exchange must be available for sale in your state of residence.
   o  The prospectuses of both funds must offer the exchange privilege.
   o  You must hold the shares you buy when you establish your account for at least seven days before you can exchange them. After the account is open seven days, you can exchange shares every regular business day.
   o  You must meet the minimum purchase requirements for the fund whose shares you purchase by exchange.
   o  Before exchanging into a fund, you must obtain and read its prospectus.
      Shares of a particular class of each Fund may be exchanged only for shares of the same class in the other Oppenheimer funds. For example, you can exchange Class A shares of a Fund only for Class A shares of another fund. In some cases, sales charges may be imposed on exchange transactions. For tax purposes, exchanges of shares involve a sale of the shares of the fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss. Please refer to "How to Exchange Shares" in the
Statement of Additional Information for more details.

      You can find a list of Oppenheimer funds currently available for exchanges in the Statement of Additional Information or obtain one by calling a service representative at 1.800.225.5677. That list can change from time to time.

HOW DO you SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing or by telephone:

Written Exchange Requests. Submit an OppenheimerFunds Exchange Request form, signed by all owners of the account. Send it to the Transfer Agent at the address on the back cover. Exchanges of shares held under certificates cannot be processed unless the Transfer Agent receives the certificates with the request.
Telephone  Exchange  Requests.  Telephone exchange requests may be made either by calling a service  representative or by using PhoneLink for automated exchanges by calling  1.800.225.5677.  Telephone  exchanges  may be made only  between  accounts  that are  registered  with the same name(s) and address.  Shares  held  under  certificates  may  not  be  exchanged  by telephone.

ARE THERE LIMITATIONS ON EXCHANGES? There are certain exchange policies you should be aware of:
o     Shares are redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the
      Transfer Agent receives an exchange request that conforms to the policies described above. It must be received by the close of the
      Exchange that day, which is normally 4:00 P.M. but may be earlier on some days.
o     The interests of a Fund's long-term shareholders and its ability to manage its investments may be adversely affected when its shares are repeatedly bought and sold in response to short-term market fluctuations--also known as "market timing." When large dollar amounts are involved, a Fund may have difficulty implementing long-term investment strategies, because it cannot predict how much cash it will have to invest. Market timing also may force a Fund to sell portfolio securities at disadvantageous times to raise the cash needed to buy a market timer's Fund shares. These factors may hurt a Fund's performance and its shareholders. When the Manager believes frequent trading would have a disruptive effect on a Fund's ability to manage its investments, the Manager and the Fund may reject purchase orders and exchanges into the Fund by any person, group or account that the Manager believes to be a market timer.
   o  Each Fund may amend, suspend or terminate the exchange privilege at any time. Each Fund will provide you notice whenever it is required to do so by applicable law, but it may impose changes at any time for emergency purposes.
   o  If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

Shareholder Account Rules and Policies

More information about each Fund's policies and procedures for buying, selling and exchanging shares is contained in the Statement of Additional
Information.
A $12 annual fee is assessed on any account valued at less than $500. The fee is automatically deducted from accounts annually on or about the second to last business day of September. See the Statement of Additional
      Information, or visit the OppenheimerFunds website, to learn how you can avoid this fee and for circumstances when this fee will not be assessed.
The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in a Fund's best interest to do so.
Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by a Fund at any time. The Fund will provide you notice whenever it is required to do so by applicable law. If an account has more than one owner, the Fund and the Transfer
      Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.
The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the
      Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.
Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the
      Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.
Dealers that perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of a Fund if the dealer performs any transaction erroneously or improperly.
The redemption price for shares will vary from day to day because the value of the securities in each Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares. The redemption value of your shares may be more or less than their original cost.
Payment for redeemed shares ordinarily is made in cash. It is forwarded by check, or through AccountLink or by Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.
The Transfer Agent may delay processing any type of redemption payment as described under "How to Sell Shares" for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.
Involuntary redemptions of small accounts may be made by each Fund if the account value has fallen below $500 for reasons other than the fact that the market value of shares has dropped. In some cases, involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.
Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from a
      Fund's portfolio.
"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges)
      if you fail to furnish a Fund your correct, certified Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.
To avoid sending duplicate copies of materials to households, a Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of a Fund's privacy policy to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called householding, benefits the Funds through reduced mailing expense.

      If you want to receive multiple copies of these materials, you may call the Transfer Agent at 1.800.225.5677. You may also notify the Transfer
      Agent in writing. Individual copies of prospectuses, reports and privacy notices will be sent to you commencing within 30 days after the
      Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

DIVIDENDS. Each Fund intends to declare dividends separately for each class of shares from net investment income annually and to pay dividends to shareholders in December on a date selected by the Board of Trustees.
Dividends and distributions paid on Class A, and Class Y shares will generally be higher than dividends for Class B shares, Class C shares and
Class N shares, which normally have higher expenses than Class A shares and
Class Y shares. Each Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends or distributions.

CAPITAL GAINS. Each Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in December of each year. Each Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that a Fund will pay any capital gains distributions in a particular year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS? When you open your account, specify on your application how you want to receive your dividends and distributions. You have four options:
Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the
      Fund.
Reinvest Dividends or Capital Gains. You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Fund while receiving the other types of distributions by check or having them sent to your bank account through
      AccountLink.
Receive All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.
Reinvest Your Distributions in Another OppenheimerFunds Account. You can
      reinvest all distributions in the same class of shares of another
      OppenheimerFunds account you have established.

TAXES. For retirement plan participants using each Fund as an investment option under their plan, dividends and capital gain distributions from each
Fund generally will not be subject to current federal personal income tax, but if they are reinvested in the Fund under the plan, those dividends and distributions will accumulate on a tax-deferred basis. In general, retirement plans and, in particular, distributions from retirement plans, are governed by complex federal and state tax rules. Plan participants should contact their Plan administrator, refer to their plan's Summary Plan Description, and/or speak to a professional tax adviser regarding the tax consequences of participating in the Plan and making withdrawals from their Plan account.

      If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in each Fund.
Distributions are subject to federal income tax and may be subject to state or local taxes. Dividends paid from short-term capital gains and net investment income are taxable as ordinary income. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you have held your shares. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

      If more than 50% of a Fund's assets are invested in foreign securities at the end of any fiscal year, the Fund may elect under the Internal Revenue
Code to permit shareholders to take a credit or deduction on their federal income tax returns for foreign taxes paid by that Fund.

      Every year each Fund will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year. Any long-term capital gains will be separately identified in the tax information a Fund sends you after the end of the calendar year.

Avoid "Buying a Dividend." If you buy shares on or just before the ex-dividend date, or just before a Fund declares a capital gains distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable dividend or capital gain.
Remember, There May be Taxes on Transactions. Because each Fund's share prices fluctuate, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.
Returns of Capital Can Occur. In certain cases, distributions made by a Fund may be considered a non-taxable return of capital to shareholders. If that occurs, it will be identified in notices to shareholders.

      This  information  is only a  summary  of  certain  federal  income  tax information  about your  investment.  You should consult with your tax advisor about the effect of an investment in a Fund on your particular tax situation.

MASTER/FEEDER STRUCTURE

Unlike many other mutual funds which directly buy and manage their own portfolio securities, the OSM - Mercury Advisors SP 500 Index Fund and the
OSM - Mercury Advisors Focus Growth Fund seek to achieve their investment objectives by investing all of their assets in another registered investment company with the same goals as the Fund. All investments are made by the respective Master Fund. Investors in each Fund will acquire an indirect interest in the respective Master Fund.

      Other "feeder" funds may also invest in the Master Fund and all the feeder funds bear the Master Fund's expenses in proportion to their assets.
This structure may enable the feeder funds to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from the Master
Fund by feeder funds may offset each other and produce a lower net cash flow.
Each feeder fund can set its own transaction minimums, fund specific expenses, and other conditions.

      Each Fund may withdraw from its respective Master Fund at any time for any reason and may invest all of its assets in another pooled investment vehicle or retain an investment adviser to manage the Fund's assets directly.
The OSM - Mercury Advisors SP 500 Index Fund and the OSM - Mercury Advisors
Focus Growth Fund may change the Master Fund in which it will invest if the
Trustees believe such change would be in the best interests of Fund shareholders.

      Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a
Fund over the operations of the Master Fund. Whenever the Master Fund holds a vote of its feeder funds, the feeder funds, including the OSM - Mercury
Advisors SP 500 Index Fund and the OSM - Mercury Advisors Focus Growth Fund,
will pass the vote through to its own shareholders.

Financial Highlights

The Financial Highlights Table is presented to help you understand each
Fund's financial performance since inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte  Touche LLP, the Funds' independent auditors, whose report, along with each Fund's financial statements, is included in the Statement of Additional Information, which is available on request.

FINANCIAL HIGHLIGHTS

 Class A     Year Ended December
31
2002             2001 1
-------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of
period
$  8.85             $10.00
-------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment
income
..03                .01
 Net realized and unrealized
loss
(2.08)             (1.16)

-----------------------------
 Total from investment
operations
(2.05)             (1.15)
-------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment
income
(.03)                --

-----------------------------
 Net asset value, end of
period
$6.77              $8.85

=============================

-------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value
2
(23.21)%           (11.50)%

-------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in
thousands)
$6,334             $3,598
-------------------------------------------------------------------------------------------------------------------------
 Average net assets (in
thousands)
$5,202             $1,397
-------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment
income
0.62%              0.33%

Expenses
2.03%              1.87%
 Expenses, net of voluntary reimbursement of expenses and/or voluntary waiver of transfer agent
fees
1.08%              0.99%
-------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate
4
4.59%              3.21%

1. For the period from February 16, 2001 (inception of
offering) to December 31,
2001.
2. Assumes an investment on the business day before the first day of the fiscal
period (or inception of offering), with all dividends and
distributions
reinvested in additional shares on the reinvestment date, and redemption at the
net asset value calculated on the last business day of the
fiscal period. Sales
charges are not reflected in the total returns. Total returns are not annualized
for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Portfolio turnover rate is representative of the portfolio turnover rate of
the Master SP 500 Index Fund included elsewhere in this
report.

See accompanying Notes to Financial Statements.

16 | OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS SP 500(R)
INDEX FUND

 Class B     Year Ended December
31
2002              2001 1

----------------------------------------------------------------------------------------------------------------------

 Per Share Operating Data
 Net asset value, beginning of
period                                                      $
8.80            $10.00
----------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment
loss
--              (.01)
 Net realized and unrealized
loss
(2.09)            (1.19)

-----------------------------
 Total from investment
operations
(2.09)            (1.20)
----------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment
income
--                --

-----------------------------
 Net asset value, end of
period
$6.71             $8.80

=============================

----------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value
2
(23.75)%          (12.00)%

----------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in
thousands)
$4,184            $1,189
----------------------------------------------------------------------------------------------------------------------
 Average net assets (in
thousands)
$2,929             $ 468
----------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment
loss
(0.10)%           (0.40)%

Expenses
2.78%             2.65%
 Expenses, net of voluntary reimbursement of expenses and/or voluntary waiver of transfer agent
fees
1.83%             1.68%
----------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate
4
4.59%             3.21%

1. For the period from February 16, 2001 (inception of
offering) to December 31,
2001.
2. Assumes an investment on the business day before the first day of the fiscal
period (or inception of offering), with all dividends and
distributions
reinvested in additional shares on the reinvestment date, and redemption at the
net asset value calculated on the last business day of the
fiscal period. Sales
charges are not reflected in the total returns. Total returns are not annualized
for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Portfolio turnover rate is representative of the portfolio turnover rate of
the Master SP 500 Index Fund included elsewhere in this
report.

See accompanying Notes to Financial Statements.

17 | OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS SP 500(R)
INDEX FUND

FINANCIAL HIGHLIGHTS  Continued

 Class C     Year Ended December
31
2002            2001 1
-------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of
period                                                     $
8.79          $10.00
-------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment
loss
--            (.01)
 Net realized and unrealized
loss
(2.09)          (1.20)

---------------------------
 Total from investment
operations
(2.09)          (1.21)
-------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment
income
--              --

---------------------------
 Net asset value, end of
period
$6.70          $ 8.79

===========================

-------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value
2
(23.78)%        (12.10)%

-------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in
thousands)
$4,952          $1,558
-------------------------------------------------------------------------------------------------------------------
 Average net assets (in
thousands)
$3,592          $  500
-------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment
loss
(0.10)%         (0.39)%

Expenses
2.70%           2.64%
 Expenses, net of voluntary reimbursement of expenses and/or voluntary waiver of transfer agent
fees
1.80%           1.76%
-------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate
4
4.59%           3.21%

1. For the period from February 16, 2001 (inception of
offering) to December 31,
2001.
2. Assumes an investment on the business day before the first day of the fiscal
period (or inception of offering), with all dividends and
distributions
reinvested in additional shares on the reinvestment date, and redemption at the
net asset value calculated on the last business day of the
fiscal period. Sales
charges are not reflected in the total returns. Total returns are not annualized
for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Portfolio turnover rate is representative of the portfolio turnover rate of
the Master SP 500 Index Fund included elsewhere in this
report.

See accompanying Notes to Financial Statements.

18 | OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS SP 500(R)
INDEX FUND

 Class N     Year Ended December
31
2002              2001 1
-------------------------------------------------------------------------------------------------------------------

 Per Share Operating Data
 Net asset value, beginning of
period                                                   $
8.82            $ 9.54
-------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment
income
..02                --
 Net realized and unrealized
loss
(2.08)             (.72)

-------------------------------
 Total from investment
operations
(2.06)             (.72)
-------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment
income
(.02)               --

-------------------------------
 Net asset value, end of
period
$6.74             $8.82

===============================

-------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value
2
(23.33)%           (7.55)%

-------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in
thousands)
$13,080            $5,014
-------------------------------------------------------------------------------------------------------------------
 Average net assets (in
thousands)
$ 9,977            $1,425
-------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment
income
0.38%             0.07%

Expenses
2.16%             2.14%
 Expenses, net of voluntary reimbursement of expenses and/or voluntary waiver of transfer agent
fees
1.29%             1.40%
-------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate
4
4.59%             3.21%

1. For the period from March 1, 2001 (inception of offering)
to December 31,
2001.
2. Assumes an investment on the business day before the first day of the fiscal
period (or inception of offering), with all dividends and
distributions
reinvested in additional shares on the reinvestment date, and redemption at the
net asset value calculated on the last business day of the
fiscal period. Sales
charges are not reflected in the total returns. Total returns are not annualized
for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Portfolio turnover rate is representative of the portfolio turnover rate of
the Master SP 500 Index Fund included elsewhere in this
report.

See accompanying Notes to Financial Statements.

19 | OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS SP 500(R)
INDEX FUND

FINANCIAL HIGHLIGHTS  Continued

 Class Y     Year Ended  December
31
2002               2001 1
----------------------------------------------------------------------------------------------------------------------

 Per Share Operating Data
 Net asset value, beginning of
period                                                     $
8.90             $10.00
----------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment
income
..07                .04
 Net realized and unrealized
loss
(2.12)             (1.14)

------------------------------
 Total from investment
operations
(2.05)             (1.10)
----------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment
income
(.02)                --

------------------------------
 Net asset value, end of
period
$6.83              $8.90

==============================

----------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value
2
(23.06)%           (11.00)%

----------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in
thousands)
$1                 $1
----------------------------------------------------------------------------------------------------------------------
 Average net assets (in
thousands)
$1                 $1
----------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment
income
0.80%              0.57%

Expenses
46.32%            384.04%
 Expenses, net of voluntary reimbursement of expenses and/or voluntary waiver of transfer agent
fees
0.83%              0.62%
----------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate
4
4.59%              3.21%

1. For the period from February 16, 2001 (inception of
offering) to December 31,
2001.
2. Assumes an investment on the business day before the first day of the fiscal
period (or inception of offering), with all dividends and
distributions
reinvested in additional shares on the reinvestment date, and redemption at the
net asset value calculated on the last business day of the
fiscal period. Sales
charges are not reflected in the total returns. Total returns are not annualized
for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Portfolio turnover rate is representative of the portfolio turnover rate of
the Master SP 500 Index Fund included elsewhere in this
report.

See accompanying Notes to Financial Statements.

20 | OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS SP 500(R)
INDEX FUND

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
 1. Significant Accounting Policies
 Oppenheimer Select Managers Mercury SP 500(R) Index Fund
(the Fund) is a
 separate series of Oppenheimer Select Managers, a
non-diversified, open-end
 management investment company registered under the
Investment Company Act of
 1940, as amended. The Fund invests substantially all of its assets in the
 Master SP 500 Index Series of the Quantitative Master
Series Trust (the
 Trust), a registered open-end investment company that has
the same goals as the
 Fund. The financial statements of the Trust are included
elsewhere in this
 report and should be read with the Fund's financial
statements. The percentage
 of the Trust owned by the Fund at December 31, 2002 was
1.67%. As of December
 31, 2002 the total return for the Master SP 500 Index Fund
was (22.22)%. The
 Fund's investment objective is to seek to match the
performance of the Standard
  Poor's 500 Composite Stock Price Index (the "SP 500") as
closely as possible
 before the deduction of Fund expenses. The Fund's
administrator is
 OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B, Class C, Class N and
Class Y shares. Class
 A shares are sold at their offering price, which is normally net asset value
 plus a front-end sales charge. Class B, Class C and Class N shares are sold
 without a front-end sales charge but may be subject to a
contingent deferred
 sales charge (CDSC). Class N shares are sold only through
retirement plans.
 Retirement plans that offer Class N shares may impose
charges on those
 accounts. Class Y shares are sold to certain institutional
investors without
 either a front-end sales charge or a CDSC. All classes of
shares have identical
 rights and voting privileges. Earnings, net assets and net
asset value per
 share may differ by minor amounts due to each class having
its own expenses
 directly attributable to that class. Classes A, B, C and N
have separate
 distribution and/or service plans. No such plan has been
adopted for Class Y
 shares. Class B shares will automatically convert to Class A shares six years
 after the date of purchase.
    The following is a summary of significant accounting
policies consistently
followed by the Fund.

--------------------------------------------------------------------------------
 Securities Valuation. The Fund's investment in the Trust is valued based on the
 daily reported net asset value of the Trust. Valuation of
securities held by
 the Trust is discussed in the notes to Master SP 500 Index
Series included
 elsewhere in this report.
--------------------------------------------------------------------------------
 Allocation of Income, Expenses, Gains and Losses. The Fund
records daily its
 proportionate share of the Trust's income, expenses and
realized and unrealized
 gains and losses. In addition, the Fund accrues its own
expenses. Income,
 expenses (other than those attributable to a specific
class), gains and losses
 are allocated daily to each class of shares based upon the
relative proportion
 of net assets represented by such class. Operating expenses directly
 attributable to a specific class are charged against the
operations of that
 class.
--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to continue to comply with
provisions of the
 Internal Revenue Code applicable to regulated investment
companies and to
 distribute all of its taxable income, including any net
realized gain on
 investments not offset by capital loss carryforwards, if
any, to shareholders.
 Therefore, no federal income tax provision is required,
however, during the
 year ended December 31, 2002, the Fund paid a federal excise tax of $60.

 As of December 31, 2002, the Fund had available for federal income tax purposes
 unused capital loss carryforwards as follows:
                              Expiring
                              --------------------------
                              2009           $  200,753
                              2010              853,501
                                             ----------
                                             $1,054,254
                                             ==========

    During the fiscal year ended December 31, 2002, the Fund
did not utilize any
 capital loss carryforward.

21 | OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS SP 500(R)
INDEX FUND

NOTES TO FINANCIAL STATEMENTS  Continued

--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued
 Dividends and Distributions to Shareholders. Dividends and
distributions to
 shareholders, which are determined in accordance with income tax regulations,
 are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
 Classification of Dividends and Distributions to
Shareholders. Net investment
 income (loss) and net realized gain (loss) may differ for
financial statement
 and tax purposes. The character of dividends and
distributions made during the
 fiscal year from net investment income or net realized gains may differ from
 their ultimate characterization for federal income tax
purposes. Also, due to
 timing of dividends and distributions, the fiscal year in
which amounts are
 distributed may differ from the fiscal year in which the
income or net realized
 gain was recorded by the Fund.
    The Fund adjusts the classification of distributions to
shareholders to
 reflect the differences between financial statement amounts and distributions
 determined in accordance with income tax regulations.
Accordingly, during the
 year ended December 31, 2002, amounts have been reclassified to reflect a
 decrease in paid-in capital of $2,506. Overdistributed net
investment income
 was decreased by the same amount. Net assets of the Fund
were unaffected by the
 reclassifications.

 The tax character of distributions paid during the year
ended December 31, 2002
 and the period ended December 31, 2001 was as follows:
                                            Year
Ended             Period Ended
                                     December 31, 2002
December 31, 2001

---------------------------------------------------------------------------
     Distributions paid from:
     Ordinary income
$67,508                      $--
     Long-term capital gain
--                       --
     Return of capital
--                       --

---------------------------------
     Total
$67,508                      $--

=================================

 As of December 31, 2002, the components of distributable
earnings on a tax
 basis were as follows:
     Accumulated net realized loss
$(1,194,777)
     Net unrealized depreciation
(4,577,655)

-----------
     Total
$(5,772,432)

===========

--------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting
 principles generally accepted in the United States of
America requires
 management to make estimates and assumptions that affect the reported amounts
 of assets and liabilities and disclosure of contingent
assets and liabilities
 at the date of the financial statements and the reported
amounts of income and
 expenses during the reporting period. Actual results could
differ from those
 estimates.

22 | OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS SP 500(R)
INDEX FUND

--------------------------------------------------------------------------------
 2. Shares of Beneficial Interest
 The Fund has authorized an unlimited number of no par value shares of
 beneficial interest of each class. Transactions in shares of beneficial
 interest were as follows:

                                                         Year
Ended December 31, 2002    Period Ended December 31, 2001 1

Shares             Amount            Shares          Amount
--------------------------------------------------------------------------------------------------------------------------

 Class A
 Sold
780,715        $ 6,024,191           508,428      $4,545,635
 Dividends and/or distributions reinvested
3,389             23,559                --              --
 Redeemed
(255,444)        (1,899,142)         (103,261)       (896,907)

--------------------------------------------------------------------
 Net increase
528,660        $ 4,148,608           405,167      $3,648,728

====================================================================

--------------------------------------------------------------------------------------------------------------------------
 Class B
 Sold
616,148        $ 4,695,369           139,646      $1,247,649
 Dividends and/or distributions
reinvested                      --
--                --              --
 Redeemed
(127,633)          (881,565)           (4,573)        (40,901)

--------------------------------------------------------------------
 Net increase
488,515        $ 3,813,804           135,073      $1,206,748

====================================================================

--------------------------------------------------------------------------------------------------------------------------
 Class C
 Sold
746,146        $ 5,682,782           196,810      $1,722,460
 Dividends and/or distributions
reinvested                      --
--                --              --
 Redeemed
(184,645)        (1,287,130)          (19,708)       (171,344)

--------------------------------------------------------------------
 Net increase
561,501        $ 4,395,652           177,102      $1,551,116

====================================================================

--------------------------------------------------------------------------------------------------------------------------
 Class N
 Sold
1,916,160        $14,688,292           633,876      $5,457,358
 Dividends and/or distributions reinvested
6,101             42,162                --              --
 Redeemed
(549,800)        (4,071,638)          (65,440)       (572,672)

--------------------------------------------------------------------
 Net increase
1,372,461        $10,658,816           568,436      $4,884,686

====================================================================

--------------------------------------------------------------------------------------------------------------------------
 Class Y

Sold
--        $        --                27      $      258
 Dividends and/or distributions
reinvested                      --
--                --              --

Redeemed
(2)               (12)               (2)            (15)

--------------------------------------------------------------------
 Net increase
(decrease)                                        (2)
$       (12)               25      $      243

====================================================================

 1. For the period from February 16, 2001 (inception of
offering) to December
 31, 2001, for Class A, B, C and Y shares and for the period from March 1, 2001
 (inception of offering) to December 31, 2001, for Class N
shares.

--------------------------------------------------------------------------------
 3. Increases and Decreases of Investments in the Trust
 Increases and decreases in the Fund's investment in the
Trust for the year
 ended December 31, 2002, were $41,113,812 and $24,007,760,
respectively.

--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates
 Administration Fees. Administration fees paid to the Manager were in accordance
 with the administration agreement with the Fund which
provides for a fee of
 0.50% of the average annual net assets of the Fund. During
the year ended
 December 31, 2002, the Fund paid $108,266 to the Manager for administration
 services.

--------------------------------------------------------------------------------
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a
division of the
 Manager, acts as the transfer and shareholder servicing
agent for the Fund. The
 Fund pays OFS a $19.75 per account fee.

23 | OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS SP 500(R)
INDEX FUND

NOTES TO FINANCIAL STATEMENTS  Continued

--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates Continued
    Additionally, Class Y shares are subject to minimum fees
of $5,000 for
 assets of less than $10 million and $10,000 for assets of
$10 million or more.
 The Class Y shares are subject to the minimum fees in the
event that the per
 account fee does not equal or exceed the applicable minimum fees. OFS may
 voluntarily waive the minimum fees.
    OFS has voluntarily agreed to limit transfer and
shareholder servicing agent
 fees up to an annual rate of 0.35% of average annual net
assets for all
 classes. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
 Distribution and Service Plan (12b-1) Fees. Under its
General Distributor's
 Agreement with the Manager, OppenheimerFunds Distributor,
Inc. (the
 Distributor) acts as the Fund's principal underwriter in the continuous public
 offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor
from the sale of
 shares or on the redemption of shares is shown in the table below for the
 period indicated.

                                  Aggregate          Class
A       Concessions       Concessions      Concessions
Concessions
                                  Front-End
Front-End        on Class A        on Class B       on Class
C        on Class N
                              Sales Charges    Sales
Charges            Shares            Shares
Shares            Shares
                                 on Class A      Retained
by       Advanced by       Advanced by      Advanced by
Advanced by
 Year Ended                          Shares
Distributor     Distributor 1     Distributor 1
Distributor 1     Distributor 1
-----------------------------------------------------------------------------------------------------------------------------------

 December 31, 2002                  $71,413
$23,220           $11,364          $130,765
$48,663          $130,233

1. The Distributor advances concession payments to dealers
for certain sales of
Class A shares and for sales of Class B, Class C and Class N shares from its own
resources at the time of sale.

                                             Class
A                   Class B                   Class
C                    Class D
                                 Contingent Deferred
Contingent Deferred       Contingent Deferred
Contingent Deferred
                                       Sales
Charges             Sales Charges             Sales
Charges              Sales Charges
                                         Retained
by               Retained by               Retained
by                Retained by
 Year Ended
Distributor               Distributor
Distributor                Distributor
------------------------------------------------------------------------------------------------------------------------------------

 December 31, 2002
$--                   $4,358
$2,608                    $27,006

--------------------------------------------------------------------------------
 Service Plan for Class A Shares. The Fund has adopted a
Service Plan for Class
 A Shares. It reimburses the Distributor for a portion of its costs incurred for
 services provided to accounts that hold Class A shares.
Reimbursement is made
 quarterly at an annual rate of up to 0.25% of the average
annual net assets of
 Class A shares of the Fund. For the year ended December 31,
2002, payments
 under the Class A Plan totaled $12,489, all of which were
paid by the
 Distributor to recipients, and included $540 paid to an
affiliate of the
 Manager. Any unreimbursed expenses the Distributor incurs
with respect to Class
 A shares in any fiscal year cannot be recovered in
subsequent years.
--------------------------------------------------------------------------------
 Distribution and Service Plans for Class B, Class C and
Class N Shares. The
 Fund has adopted Distribution and Service Plans for Class B,
Class C and Class
 N shares. Under the plans, the Fund pays the Distributor an annual asset-based
 sales charge of 0.75% per year on Class B shares and on
Class C shares and the
 Fund pays the Distributor an annual asset-based sales charge of 0.25% per year
 on Class N shares. The Distributor also receives a service
fee of 0.25% per
 year under each plan.

 Distribution fees paid to the Distributor for the year ended
December 31, 2002,
 were as follows:

Distributor's

Distributor's                  Aggregate

Amount                 Aggregate               Unreimbursed
                                      Total
Payments               Retained by
Unreimbursed           Expenses as % of
                                          Under
Plan               Distributor       Expenses Under
Plan        Net Assets of Class
------------------------------------------------------------------------------------------------------------------------------------

 Class B Plan
$29,212                   $26,902
$181,893                       4.35%
 Class C Plan
35,829                    30,578
106,844                       2.16
 Class N Plan
49,775                    48,189
392,192                       3.00

24 | OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS SP 500(R)
INDEX FUND

INFORMATION AND SERVICES

For More Information on The Select Managers Funds
The following additional information about each Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION. This document includes additional information about each Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about each Fund's investments and performance is available in each Fund's Annual and
Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year.

How to Get More Information
You can request the Statement of Additional Information, the Annual and
Semi-Annual Reports, the notice explaining the Funds' privacy policy and other information about each Fund or your account:

By Telephone:           Call OppenheimerFunds Services toll-free:
                        1.800.CALL OPP (225.5677)

By Mail:                Write to:
                        OppenheimerFunds Services
                        P.O. Box 5270
                        Denver, Colorado 80217-5270

On the Internet:        You can send us a request by e-mail or
                        read or download documents on the
                        OppenheimerFunds website:
                        WWW.OPPENHEIMERFUNDS.COM

Information about each Fund including the Statement of Additional
Information can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference
Room may be obtained by calling the SEC at 1.202.942.8090. Reports and other information about each Fund are available on the EDGAR database on the SEC's Internet website at www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference
Section, Washington, D.C. 20549-0102.

No one has been authorized to provide any information about the Funds or to make any representations about the Funds other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the
Funds, nor a solicitation of an offer to buy shares of the Funds, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Trust's SEC File No.: 811-10153 The Funds' shares are distributed by:
PR0000.001.0303                     (logo) OppenheimerFunds(R)
Distributor, Inc.
Printed on recycled paper.

Oppenheimer Select Managers
      Mercury Advisors SP 500 Index Fund
      Mercury Advisors Focus Growth Fund
      QM Active Balanced Fund
      Jennison Growth Fund
      Salomon Brothers All Cap Fund
      Gartmore Millennium Growth Fund II

6803 South Tucson Way, Centennial, Colorado 80112
1.800.525.7048

Statement of Additional Information dated March 28, 2003

      This Statement of Additional Information is not a Prospectus. This
document contains additional information about the Funds and supplements information in the Prospectus dated March 28, 2003. It should be read together with the Prospectus. You can obtain the Prospectus by writing to the
Funds' Transfer Agent, OppenheimerFunds Services, at P.O. Box 5270, Denver,
Colorado 80217, or by calling the Transfer Agent at the toll-free number shown above, or by downloading it from the OppenheimerFunds Internet web site at www.oppenheimerfunds.com.

Contents
                                                                        Page
About the Funds
Additional Information About the Funds' Investment Policies and Risks.. 2

About Your Account

Financial Information About the Funds

ABOUT  THE  FUNDS

Additional Information About the Funds' Investment Policies and Risks

      The investment objective, the principal investment policies and the main risks of each Fund are described in the Prospectus. This Statement of
Additional Information contains supplemental information about those policies and risks and the types of securities that each Fund's investment Adviser or subadviser can select for the Fund. Additional information is also provided about the strategies that the Fund may use to try to achieve its objective.

The Funds' Investment Policies

Oppenheimer Select Managers - Mercury Advisors SP 500 Index Fund

      The Fund seeks to achieve its investment objective by investing all of its assets in the Master SP 500 Index Series of the Quantitative Master
Series Trust (the "Master Fund") which has the same investment objective as the Fund. The Fund's investment experience and results will correspond directly to the investment experience of the Master Fund in which it invests.
Thus, all investments are made at the level of the Master Fund. For simplicity, however, with respect to investment objective, policies and restrictions, this Statement of Additional Information, like the Prospectus, uses the term "Fund" to include the Fund and the Master Fund in which the
Fund invests. The following is a description of the investment policies of the Fund.

      The Fund's investment objective is not a fundamental policy and may be changed by the Board of Trustees of the Fund with 60 days notice to shareholders but, without shareholder approval. The Trustees may also change the target index of the Fund if they consider that a different index would facilitate the management of the Fund in a manner which better enables the
Fund to seek to mirror the total return of the market segment represented by the then existing target index.

      The investment objective of the Fund is to match the performance of the
Standard  Poor's 500 Composite Stock Price Index (the "SP 500") as closely as possible before the deduction of Fund expenses. There can be no assurance that the investment objective of the Fund will be achieved.

      In seeking to mirror the total return of the SP 500, Fund Asset
Management, L.P., doing business as Mercury Advisors (the "Adviser")
generally will allocate the Master Fund's investments among common stocks in approximately the same weightings as the SP 500. In addition, the Adviser may use options and futures contracts and other types of financial instruments relating to all or a portion of the SP 500. At times the Fund may not invest in all of the common stocks in the SP 500, or in the same weightings as in the SP 500. At those times, the Fund chooses investments so that the market capitalizations, industry weighting and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the SP 500 as a whole. The Fund may also engage in securities lending.

      The SP 500 is composed of the common stocks of 500 large
capitalization companies from various industrial sectors, most of which are listed on the New York Stock Exchange (the "NYSE"). A company's stock market capitalization is the total market value of its outstanding shares. The SP
500 represents a significant portion of the market value of all common stocks publicly traded in the United States.

About Indexing and Management of the Fund

      About Indexing. The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial, and market analyses and investment judgment. Instead, the Fund, utilizing essentially a "passive" or
"indexing" investment approach, seeks to replicate, before the Fund's expenses (which can be expected to reduce the total return of a Fund), the total return of its respective index.

      Indexing and Managing the Fund. The Fund will be substantially invested in securities in the SP 500, and will invest at least 80% of its net assets
(plus any borrowings for investment purposes) at the time of investment in equity securities or other financial instruments which are contained in or correlated with securities in the SP 500.

      Because the Fund seeks to mirror the total return of the SP 500, generally the Adviser will not attempt to judge the merits of any particular security as an investment but will seek only to mirror the total return of the securities in the SP 500. However, the Adviser may omit or remove a security which is included in the SP 500 from the Fund's portfolio if, following objective criteria, the Adviser judges the security to be insufficiently liquid or believes the merit of the investment has been substantially impaired by extraordinary events or financial conditions.

      The Adviser may acquire certain financial instruments based upon individual securities or based upon or consisting of one or more baskets of securities (which basket may be based upon the SP 500). Certain of these instruments may represent an indirect ownership interest in such securities or baskets. Others may provide for the payment to the Fund or by the Fund of amounts based upon the performance (positive, negative or both) of a particular security or basket. The Adviser will select such instruments when it believes that the use of the instrument will correlate substantially with the expected total return of a target security or index. In connection with the use of such instruments, the Adviser may enter into short sales in an effort to adjust the weightings of particular securities represented in the basket to more accurately reflect such securities' weightings in the SP 500.

      The Fund's ability to mirror the total return of the SP 500 may be affected by, among other things, transaction costs, administration and other expenses incurred by the Fund, taxes, changes in either the composition of the SP 500 or the assets of the Fund, and the timing and amount of Fund investors' contributions and withdrawals, if any. In addition, the Fund's total return will be affected by incremental operating costs (e.g., transfer agency, accounting) that will be borne by the Fund. Under normal circumstances, it is anticipated that the Fund's total return over periods of one (1) year and longer will, on a gross basis and before taking into account expenses (incurred at either the Master Fund or the Fund level), be within ten (10) basis points (a basis point is one one-hundredth of one percent
(0.01%)) of the total return of the SP 500. There can be no assurance that this level of correlation will be achieved. In the event that this correlation is not achieved over time, the Trustees of the Fund will consider alternative strategies for the Fund. Information regarding correlation of the
Fund's performance to that of the SP 500 will be reflected in the Fund's annual report.

Other Investment Policies, Practices and Risk Factors

      Cash Management. Generally, the Adviser will employ futures and options on futures to provide liquidity necessary to meet anticipated redemptions or for day-to-day operating purposes. However, if considered appropriate in the opinion of the Adviser, a portion of the Fund's assets may be invested in certain types of instruments with remaining maturities of  three hundred ninety seven (397) days or less for liquidity purposes. Such instruments would consist of: (i) obligations of the U.S. Government, its agencies, instrumentalities, authorities or political subdivisions ("U.S. Government
Securities"); (ii) other fixed-income securities rated Aa or higher by
Moody's Investors Service Inc. ("Moody's) or AA or higher by Standard
Poor's Rating Service ("SP") or, if unrated, of comparable quality in the opinion of the Adviser; (iii) commercial paper; (iv) bank obligations, including negotiable certificates of deposit, time deposits and bankers'
acceptances; and (v) repurchase agreements. At the time the Fund invests in commercial paper, bank obligations or repurchase agreements, the issuer or the issuer's parent must have outstanding debt rated Aa or higher by Moody's or AA or higher by SP or outstanding commercial paper, bank obligations or other short-term obligations rated Prime-1 by Moody's or A-1 by SP; or, if no such ratings are available, the instrument must be of comparable quality in the opinion of the Adviser.

      Short Sales. In connection with the use of certain instruments based upon or consisting of one or more baskets of securities, the Adviser may sell a security the Fund does not own, or in an amount greater than the Fund owns
(i.e., make short sales). Such transactions will be used only in an effort to adjust the weightings of particular securities represented in the basket to reflect such securities' weightings in the target index.

      Cash Flows; Expenses. The ability of the Fund to satisfy its investment objective depends to some extent on the Adviser's ability to manage cash flow
(primarily from purchases and redemptions and distributions from the Fund's investments). The Adviser will make investment changes to the Fund's portfolio to accommodate cash flow while continuing to seek to replicate the total return of the SP 500. Investors should also be aware that the investment performance of the SP 500 is a hypothetical number which does not take into account brokerage commissions and other transaction costs, custody and other costs of investing, and any incremental operating costs (e.g., transfer agency, accounting) that will be borne by the Fund. Finally, since the Fund seeks to replicate the total return of the SP 500, the Adviser generally will not attempt to judge the merits of any particular security as an investment.

Additional Information Concerning the Index

      SP 500. "Standard  Poor's", "SP", "SP 500", "Standard  Poor's
500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Fund. The OSM - Mercury Advisors SP 500 Index
Fund and the Master Fund are not sponsored, endorsed, sold or promoted by
SP, a division of The McGraw-Hill Companies, Inc. SP makes no representation regarding the advisability of investing in the Fund. SP makes no representation or warranty, express or implied, to the owners of shares of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the SP
500 to track general stock market performance. SP's only relationship to the
Fund is the licensing of certain trademarks and trade names of SP and of the
SP 500 which is determined, composed and calculated by SP without regard to the Fund. SP has no obligation to take the needs of the Fund and the Master
Fund or the owners of shares of the Fund and the Master Fund into consideration in determining, composing or calculating the SP 500. SP is not responsible for and has not participated in the determination of the prices and amount of the Fund and the Master Fund or the timing of the issuance of sale of shares of the Fund and the Master Fund or in the determination or calculation of the equation by which the Fund and the Master
Fund is to be converted into cash. SP has no obligation or liability in connection with the administration, marketing or trading of the Fund and the
Master Fund.

      SP does not guarantee the accuracy and/or the completeness of the SP
500 Index or any data included therein, and SP shall have no liability for any errors, omissions, or interruptions therein. SP makes no warranty, express or implied, as to results to be obtained by the Fund, the Master
Fund, owners of shares of the Fund and the Master Fund, or any other person or entity from the use of the SP 500 or any data included therein. SP makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the SP 500 or any data included therein. Without limiting any of the foregoing, in no event shall SP have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

Portfolio Turnover

      Although the Fund will use a passive indexing approach to investing, the Fund may engage in a substantial number of portfolio transactions. The rate of portfolio turnover will be a limiting factor when the Adviser considers whether to purchase or sell securities for the Fund only to the extent that the Adviser will consider the impact of transaction costs on the
Fund's tracking error. Changes in the securities comprising the SP 500, will tend to increase the Fund's portfolio turnover rate, as the Investment
Adviser restructures the Fund's holdings to reflect the changes in the SP
500. The portfolio turnover rate is, in summary, the percentage computed by dividing the lesser of the Fund's purchases or sales of securities by the average net asset value of the Fund. High portfolio turnover involves correspondingly greater brokerage commissions for the Fund investing in equity securities and other transaction costs which are borne directly by the
Fund. A high portfolio turnover rate may also result in the realization of taxable capital gains, including short-term capital gains taxable at ordinary income rates.

Oppenheimer Select Managers - Mercury Advisors SP 500 Index Fund
Oppenheimer Select Managers - Mercury Advisors Focus Growth Fund
Oppenheimer Select Managers - QM Active Balanced Fund
Oppenheimer Select Managers - Jennison Growth Fund
Oppenheimer Select Managers - Salomon Brothers All Cap Fund
Oppenheimer Select Managers - Gartmore Millennium Growth Fund II

Policies. The composition of each Fund's portfolio and the techniques and strategies that the respective Subadviser (Adviser in the case of the OSM -
Mercury Advisors SP 500 Index Fund and the OSM - Mercury Advisors Focus
Growth Fund) may use in selecting portfolio securities will vary over time.
The Funds are not required to use all of the investment techniques and strategies described below at all times in seeking their goals. The Funds may use some of the special investment techniques and strategies at some times or not at all.

      |X| Cyclical Opportunities. (All Funds except OSM - Mercury Advisors
SP 500 Index Fund). The Fund's Adviser or the Subadvisers might also seek to take advantage of changes in the business cycle by investing in companies that are sensitive to those changes if the Adviser or Subadviser believes they have growth potential. For example, when the economy is expanding, companies in the consumer durables and technology sectors might benefit and offer long-term growth opportunities. Other cyclical industries include insurance, for example. Each Fund focuses on seeking growth over the long term, but could seek to take tactical advantage of short-term market movements or events affecting particular issuers or industries.

      |X| Investments in Equity Securities. (All Funds except OSM - Mercury
Advisors SP 500 Index Fund). Each Fund focuses its investments in equity securities, all but the OSM - QM Active Balanced Fund focusing its investments in the equity securities of growth companies. The equity securities each Fund may invest in include common stocks, preferred stocks, rights and warrants, and securities convertible into common stock. The OSM -
Mercury Advisors Focus Growth Fund and the OSM - Jennison Growth Fund will invest primarily in the common stocks of companies having a market capitalization that excess $1 billion. The OSM - QM Active Balanced Fund, the
OSM - Salomon Brothers All Cap Fund and the OSM - Gartmore Millennium Growth
Fund II may invest in the stocks of companies of every size - small, medium and large capitalization. The Funds generally measure a company's market capitalization at the time of investment. However, a Fund is not required to sell securities of an issuer it holds if the issuer's capitalization exceeds the limits described above.

      Each Fund can also invest a portion of its assets in securities of issuers having a market capitalization different from the limits described above. At times, in the Adviser's or Subadviser's view, the market may favor or disfavor securities of issuers of a particular capitalization range.
Therefore, although the Fund may normally invest its assets in equity securities of a certain market capitalization, the Fund may change the proportion of its equity investments in securities of different capitalization ranges, based upon the Adviser's or Subadviser's judgment of where the best market opportunities are to seek the Fund's objective.

      Growth companies might be providing new products or services that could enable them to capture a dominant or important market position. They may have a special area of expertise or the capability to take advantage of changes in demographic factors in a more profitable way than larger, more established companies.

      Growth companies tend to retain a large part of their earnings for research, development or investment in capital assets. Therefore, they do not tend to emphasize paying dividends, and may not pay any dividends for some time. They are selected for a Fund's portfolio because the Adviser or
Subadviser for the particular Fund believes the price of the stock will increase over the long term.

            |_| Over-the-Counter Securities. (All Funds except OSM - Mercury
Advisors SP 500 Index Fund). Growth companies may offer greater opportunities for capital appreciation than securities of large, more established companies. However, securities of small-cap and mid-cap companies also involve greater risks than securities of larger companies. Securities of small and medium capitalization issuers may trade on securities exchanges or in the over-the-counter market. The over-the-counter markets, both in the
U.S. and abroad, may have less liquidity than securities exchanges. That lack of liquidity can affect the price a Fund is able to obtain when it wants to sell a security, because if there are fewer buyers and less demand for a particular security, the Fund might not be able to sell it at an acceptable price or might have to reduce the price in order to dispose of the security.

      In the U.S., the principal over-the-counter market is the NASDAQ Stock
Market, Inc., ("NASDAQ") which is regulated by the National Association of
Securities Dealers, Inc. It consists of an electronic quotation system for certain securities, and a security must have at least two (2) market makers to be included in NASDAQ. Other over-the-counter markets exist in the U.S., as well as those abroad, wherever a dealer is willing to make a market in a particular security.

            |_| Convertible Securities. (All Funds except OSM - Mercury
Advisors SP 500 Index Fund). Convertible securities are debt securities that are convertible into an issuer's common stock. Convertible securities rank senior to common stock in a corporation's capital structure and therefore are subject to less risk than common stock in case of the issuer's bankruptcy or liquidation. Synthetic convertible securities may be either (i) a debt security or preferred stock that may be convertible only under certain contingent circumstances or that may pay the holder a cash amount based on the value of shares of underlying common stock partly or wholly in lieu of a conversion right (a "Cash-Settled Convertible") or (ii) a combination of separate securities chosen by the Adviser or Subadviser, as the case may be, in order to create the economic characteristics of a convertible security,
i.e., a fixed income security paired with a security with equity conversion features, such as an option or warrant (a "Manufactured Convertible").

            The value of a convertible security is a function of its
"investment value" and its "conversion value."  If the investment value exceeds the conversion value, the security will behave more like a debt security, and the security's price will likely increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the security will behave more like an equity security:
it will likely sell at a premium over its conversion value, and its price will tend to fluctuate directly with the price of the underlying security.

            While convertible securities are a form of debt security, in many cases their conversion feature (allowing conversion into equity securities)
causes them to be regarded more as "equity equivalents."  As a result, the rating assigned to the security has less impact on an Adviser's or
Subadviser's investment decision with respect to convertible securities than in the case of non-convertible fixed income securities. To determine whether convertible securities should be regarded as "equity equivalents," the
Adviser or Subadvisers examine the following factors:
(1)   whether, at the option of the investor, the convertible security can be exchanged for a fixed number of shares of common stock of the issuer,
(2)   whether the issuer of the convertible securities has restated its earnings per share of common stock on a fully diluted basis
               (considering the effect of conversion of the convertible
               securities), and
(3)   the extent to which the convertible security may be a defensive "equity substitute," providing the ability to participate in any
               appreciation in the price of the issuer's common stock.

            As indicated above, synthetic convertible securities may include either Cash-Settled Convertibles or Manufactured Convertibles. Cash-Settled
Convertibles are instruments that are created by the issuer and have the economic characteristics of traditional convertible securities but may not actually permit conversion into the underlying equity securities in all circumstances. As an example, a private company may issue a Cash-Settled
Convertible that is convertible into common stock only if the company successfully completes a public offering of its common stock prior to maturity and otherwise pays a cash amount to reflect any equity appreciation.
Manufactured Convertibles are created by the Adviser or Subadviser, as the case may be, by combining separate securities that possess one of the two principal characteristics of a convertible security, i.e., fixed income
("fixed income component") or a right to acquire equity securities
("convertible component"). The fixed income component is achieved by investing in non-convertible fixed income securities, such as non-convertible bonds, preferred stocks and money market instruments. The convertibility component is achieved by investing in call options, warrants, LEAPS, or other securities with equity conversion features ("equity features") granting the holder the right to purchase a specified quantity of the underlying stocks within a specified period of time at a specified price or, in the case of a stock index option, the right to receive a cash payment based on the value of the underlying stock index.

            A Manufactured Convertible differs from traditional convertible securities in several respects. Unlike a traditional convertible security, which is a single security having a unitary market value, a Manufactured
Convertible is comprised of two or more separate securities, each with its own market value. Therefore, the total "market value" of such a Manufactured
Convertible is the sum of the values of its fixed-income component and its convertibility component.

            More flexibility is possible in the creation of a Manufactured
Convertible than in the purchase of a traditional convertible security.
Because many corporations have not issued convertible securities, the Adviser or Subadviser, as the case may be, may combine a fixed income instrument and an equity feature with respect to the stock of the issuer of the fixed income instrument to create a synthetic convertible security otherwise unavailable in the market. The Adviser or Subadviser, as the case may be, may also combine a fixed income instrument of an issuer with an equity feature with respect to the stock of a different issuer when the Adviser or Subadviser, as the case may be, believes such a Manufactured Convertible would better promote the Fund's objective than alternative investments. For example, the
Adviser or Subadviser, as the case may be, may combine an equity feature with respect to an issuer's stock with a fixed income security of a different issuer in the same industry to diversify the Fund's credit exposure, or with a U.S. Treasury instrument to create a Manufactured Convertible with a higher credit profile than a traditional convertible security issued by that issuer.
A Manufactured Convertible also is a more flexible investment in that its two components may be purchased separately and, upon purchasing the separate securities, "combined" to create a Manufactured Convertible. For example, the
Fund may purchase a warrant for eventual inclusion in a Manufactured
Convertible while postponing the purchase of a suitable bond to pair with the warrant pending development of more favorable market conditions.

            The value of a Manufactured Convertible may respond differently to certain market fluctuations than would a traditional convertible security with similar characteristics. For example, in the event the Fund created a
Manufactured Convertible by combining a short-term U.S. Treasury instrument and a call option on a stock, the Manufactured Convertible would likely outperform a traditional convertible of similar maturity and which is convertible into that stock during periods when Treasury instruments outperform corporate fixed income securities and underperform during periods when corporate fixed-income securities outperform Treasury instruments.

      |_| Preferred Stock (All Funds except OSM - Mercury Advisors SP 500
Index Fund). Preferred stock, unlike common stock, has a stated dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative. "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid on the issuer's common stock. Preferred stock may be "participating" stock, which means that it may be entitled to a dividend exceeding the stated
dividend in certain cases.

      If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing calls or redemptions prior to maturity, which can also have a negative impact on prices when interest rates decline. Preferred stock generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation. The rights of preferred stock on distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

      |_| Credit Risk. (All Funds except OSM - Mercury Advisors SP 500 Index
Fund). Convertible securities and debt securities are subject to credit risk.
Credit risk relates to the ability of the issuer of a debt security to make interest or principal payments on the security as they become due. If the issuer fails to pay interest, a Fund's income may be reduced and if the issuer fails to repay principal, the value of that bond and of the Fund's shares may be reduced. The Adviser or Subadvisers may rely to some extent on credit ratings by nationally recognized ratings agencies in evaluating the credit risk of securities selected for a Fund's portfolio. It may also use its own research and analysis. Many factors affect an issuer's ability to make timely payments, and the credit risks of a particular security may change over time. The OSM - QM Active Balanced Fund and the OSM - Salomon
Brothers All Cap Fund may invest in higher-yielding lower-grade debt securities (that is, securities below investment grade), which have special risks. Those are securities rated below the four highest rating categories of
SP or Moody's or equivalent ratings of other rating agencies or ratings assigned to a security by the Adviser or Subadvisers. The QM Active Balanced
Fund can invest up to 20% of its total assets in lower-grade debt securities and the OSM - Salomon Brothers All Cap Fund can invest up to 20% of its assets in non-convertible debt securities rated below investment grade or, if unrated, of equivalent quality as determined by the Subadviser.

      |_| Special Risks of Lower-Grade Securities. "Lower-grade" debt securities are those rated below "investment grade" which means they have a rating lower than "Baa" by Moody's or lower than "BBB" by SP or similar ratings by other rating organizations. If they are unrated, and are determined by the Adviser or Subadviser to be of comparable quality to debt securities rated below investment grade, they are included in the limitation on the percentage of the Fund's assets that can be invested in lower-grade securities.

    Among the special credit risks of lower-grade securities is the greater risk that the issuer may default on its obligation to pay interest or to repay principal than in the case of investment grade securities. The issuer's low creditworthiness may increase the potential for insolvency. An overall decline in values in the high yield bond market is also more likely during a period of general economic downturn. An economic downturn or an increase in interest rates could severely disrupt the market for high yield bonds, adversely affecting the values of outstanding bonds as well as the ability of issuers to pay interest or repay principal. In the case of foreign high yield bonds, these risks are in addition to the special risk of foreign investing discussed in the Prospectus and in this Statement of Additional Information.
To the extent they can be converted into stock, convertible securities may be less subject to some of these risks than non-convertible high yield bonds, since stock may be more liquid and less affected by some of these risk factors.

    While securities rated "Baa" by Moody's or "BBB" by SP are investment grade and are not regarded as junk bonds, those securities may be subject to special risks, and have some speculative characteristics.

      |_| Interest Rate Risks. In addition to credit risks, convertible debt securities in particular and debt securities in general are subject to changes in value when prevailing interest rates change. When interest rates fall, the values of outstanding debt securities generally rise, and the bonds may sell for more than their face amount. When interest rates rise, the values of outstanding debt securities generally decline, and the bonds may sell at a discount from their face amount. The magnitude of these price changes is generally greater for bonds with longer maturities. Therefore, when the average maturity of a Fund's debt securities is longer, its share price may fluctuate more when interest rates change.

      |_| Rights and Warrants. (All Funds except OSM - Mercury Advisors SP
500 Index Fund). Each Fund can invest in warrants or rights. Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

      |_| Investments in Debt Securities. (All Funds except OSM - Mercury
Advisors SP 500 Index Fund). The Funds may invest in a variety of domestic and foreign debt securities, including corporate bonds, debentures and other debt securities, and foreign and U.S. government securities including mortgage-related securities. The OSM - QM Active Balanced Fund will invest in debt securities to seek investment income as part of its investment objectives. Each Fund might invest in them also to seek capital growth or for liquidity or defensive purposes. Although the OSM - QM Active Balanced Fund will invest at least 25% of its total assets in investment grade debt securities, the Fund currently emphasizes investments in equity securities.
Foreign debt securities are subject to the risks of foreign investing described below. In general, domestic and foreign debt securities are also subject to credit risk and interest rate risk.

      ? Mortgage-Related Securities (OSM - QM Active Balanced Fund, OSM -
Salomon Brothers All Cap Fund and OSM - Jennison Growth Fund only).
Mortgage-related securities are a form of derivative investment collateralized by pools of commercial or residential mortgages. Pools of mortgage loans are assembled as securities for sale to investors by government agencies or entities or by private issuers. These securities include collateralized mortgage obligations ("CMOs"), mortgage pass-through securities, stripped mortgage pass-through securities, interests in real estate mortgage investment conduits ("REMICs") and other real estate-related securities.

      Mortgage-related securities that are issued or guaranteed by agencies or instrumentalities of the U.S. government have relatively little credit risk (depending on the nature of the issuer) but are subject to interest rate risks and prepayment risks, as described in the Prospectus.

      As with other debt securities, the prices of mortgage-related securities tend to move inversely to changes in interest rates. The OSM - QM
Active Balanced Fund, OSM - Salomon Brothers All Cap Fund and the OSM -
Jennison Growth Fund can buy mortgage-related securities that have interest rates that move inversely to changes in general interest rates, based on a multiple of a specific index. Although the value of a mortgage-related security may decline when interest rates rise, the converse is not always the case.

      In periods of declining interest rates, mortgages are more likely to be prepaid. Therefore, a mortgage-related security's maturity can be shortened by unscheduled prepayments on the underlying mortgages. Therefore, it is not possible to predict accurately the security's yield. The principal that is returned earlier than expected may have to be reinvested in other investments having a lower yield than the prepaid security. Therefore, these securities may be less effective as a means of "locking in" attractive long-term interest rates, and they may have less potential for appreciation during periods of declining interest rates, than conventional bonds with comparable stated maturities.

      Prepayment risks can lead to substantial fluctuations in the value of a mortgage-related security. In turn, this can affect the value of the Funds'
shares. If a mortgage-related security has been purchased at a premium, all or part of the premium the Funds paid may be lost if there is a decline in the market value of the security, whether that results from interest rate changes or prepayments on the underlying mortgages. In the case of stripped mortgage-related securities, if they experience greater rates of prepayment than were anticipated, the Fund may fail to recoup its initial investment on the security.

      If interest rates rise rapidly, prepayments may occur at a slower rate than expected and the expected maturity of long-term or medium-term securities could lengthen as a result. That would cause their value and the prices of the Fund's shares to fluctuate more widely in response to changes in interest rates.

      As with other debt securities, the values of mortgage-related securities may be affected by changes in the market's perception of the creditworthiness of the entity issuing the securities or guaranteeing them.
Their values may also be affected by changes in government regulations and tax policies.

      |_| Collateralized Mortgage Obligations. CMOs are multi-class bonds that are backed by pools of mortgage loans or mortgage pass-through certificates. They may be collateralized by:
(1)   pass-through certificates issued or guaranteed by Ginnie Mae, Fannie
         Mae, or Freddie Mac,
(2)   unsecuritized mortgage loans insured by the Federal Housing
         Administration or guaranteed by the Department of Veterans' Affairs,
(3)   unsecuritized conventional mortgages,
(4)   other mortgage-related securities, or
(5)   any combination of these.

      Each class of CMO, referred to as a "tranche," is issued at a specific coupon rate and has a stated maturity or final distribution date. Principal prepayments on the underlying mortgages may cause the CMO to be retired much earlier than the stated maturity or final distribution date. The principal and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in different ways. One or more tranches may have coupon rates that reset periodically at a specified increase over an index.
These are floating rate CMOs, and typically have a cap on the coupon rate.
Inverse floating rate CMOs have a coupon rate that moves in the reverse direction to an applicable index. The coupon rate on these CMOs will increase as general interest rates decrease. These are usually much more volatile than fixed rate CMOs or floating rate CMOs.

      |_| U.S. Government Securities (All Funds except OSM - Mercury Advisors
SP 500 Index Fund). These are securities issued or guaranteed by the U.S.
Treasury or other U.S. government agencies or federally-chartered corporate entities referred to as "instrumentalities."  The obligations of U.S.
government agencies or instrumentalities in which the Funds may invest may or may not be guaranteed or supported by the "full faith and credit" of the
United States. "Full faith and credit" means generally that the taxing power of the U.S. government is pledged to the payment of interest and repayment of principal on a security. If a security is not backed by the full faith and credit of the United States, the owner of the security must look principally to the agency issuing the obligation for repayment. The owner might be able to assert a claim against the United States if the issuing agency or instrumentality does not meet its commitment. The Funds will invest in securities of U.S. government agencies and instrumentalities only if the
Adviser or Subadviser is satisfied that the credit risk with respect to such instrumentality is acceptable.

            |_| U.S. Treasury Obligations. These include Treasury bills
(which have maturities of one year or less when issued), Treasury notes
(which have maturities of from one to ten (10) years when issued), and
Treasury bonds (maturities of more than ten (10) years when issued). Treasury securities are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal. They also can include U.S. Treasury securities that have been "stripped" by a Federal
Reserve Bank, and zero-coupon U.S. Treasury securities.

            |_| Obligations Issued or Guaranteed by U.S. Government Agencies
or Instrumentalities. These include direct obligations and mortgage-related securities that have different levels of credit support from the government.
Some are supported by the full faith and credit of the U.S. government, such as Government National Mortgage Association pass-through mortgage certificates (called "Ginnie Maes"). Some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as
Federal National Mortgage Association bonds ("Fannie Maes"). Others are supported only by the credit of the entity that issued them, such as Federal
Home Loan Mortgage Corporation obligations ("Freddie Macs").

            |_| U.S. Government Mortgage-Related Securities (All Funds except
OSM - Mercury Advisors SP 500 Index Fund). The Funds can invest in a variety of mortgage-related securities that are issued by U.S. government agencies or instrumentalities, some of which are described below. Mortgage-backed securities are "pass-through" securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Fund. The value of mortgage-backed securities, like that of traditional fixed-income securities, typically increases when interest rates fall and decreases when interest rates rise. However, mortgage-backed securities differ from traditional fixed-income securities because of their potential for prepayment without penalty. The price paid by a Fund for its mortgage-backed securities, the yield the Fund expects to receive from such securities and the average life of the securities are based on a number of factors, including the anticipated rate of prepayment of the underlying mortgages. In a period of declining interest rates, borrowers may prepay the underlying mortgages more quickly than anticipated, thereby reducing the yield to maturity and the average life of the mortgage-backed securities.
Moreover, when a Fund reinvests the proceeds of a prepayment in these circumstances, it will likely receive a rate of interest that is lower than the rate on the security that was prepaid. To the extent that a Fund purchases mortgage-backed securities at a premium, mortgage foreclosures and principal prepayments may result in a loss to the extent of the premium paid.
If a Fund buys such securities at a discount, both scheduled payments of principal and unscheduled prepayments will increase current and total returns and will accelerate the recognition of income which, when distributed to shareholders, will be taxable as ordinary income. In a period of rising interest rates, prepayments of the underlying mortgages may occur at a slower than expected rate, resulting in maturity extensions. This particular risk may effectively change a security that was considered short or intermediate-term at the time of purchase into a long-term security. Since long-term securities generally fluctuate more widely in response to changes in interest rates than shorter-term securities, maturity extension risk could increase the inherent volatility of a Fund.

      |_| Zero-Coupon U.S. Government Securities (All Funds except OSM -
Mercury Advisors SP 500 Index Fund and OSM - Gartmore Millennium Growth Fund
II). The Funds may buy zero-coupon U.S. government securities. These will typically be U.S. Treasury Notes and Bonds that have been stripped of their unmatured interest coupons, the coupons themselves, or certificates representing interests in those stripped debt obligations and coupons.

      Zero-coupon securities do not make periodic interest payments and are sold at a deep discount from their face value at maturity. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. This discount depends on the time remaining until maturity, as well as prevailing interest rates, the liquidity of the security and the credit quality of the issuer. The discount typically decreases as the maturity date approaches.

      Because zero-coupon securities pay no interest and compound semi-annually at the rate fixed at the time of their issuance, their value is generally more volatile than the value of other debt securities that pay interest. Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise. When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

      A Fund's investment in zero-coupon securities may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on the zero-coupon investment. To generate cash to satisfy those distribution requirements, a Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of the Fund's shares.

      |X| Money Market Instruments (All Funds except OSM - Mercury Advisors
SP 500 Index Fund). The following is a brief description of the types of money market securities the Funds (other than the OSM - Mercury Advisors SP
500 Index Fund) can invest in. Those money market securities are high-quality, short-term debt instruments that are issued by the U.S.
government, corporations, banks or other entities. They may have fixed, variable or floating interest rates.

      |_| U.S. Government Securities. These include obligations issued or guaranteed by the U.S. government or any of its agencies or
instrumentalities.

            |_| Bank Obligations. These include time deposits, certificates of deposit and bankers' acceptances. Time deposits, other than overnight deposits, may be subject to withdrawal penalties and, if so, they are deemed
"illiquid" investments.

      The Funds can purchase bank obligations that are fully insured by the
Federal Deposit Insurance Corporation ("FDIC"). The FDIC insures the deposits of member banks up to $100,000 per account. Insured bank obligations may have a limited market and a particular investment of this type may be deemed
"illiquid" unless the Adviser or Subadviser, as the case may be, determines that a readily-available market exists for that particular obligation, or unless the obligation is payable at principal amount plus accrued interest on demand or within seven (7) days after demand.

           |_| Commercial Paper. Each Fund can invest in commercial paper if it is rated within the top two (2) rating categories of SP and Moody's. If the paper is not rated, it may be purchased if issued by a company having a credit rating of at least "AA" by SP or "Aa" by Moody's.

      The Funds can buy commercial paper, including U.S. dollar-denominated securities of foreign branches of U.S. banks, issued by other entities if the commercial paper is guaranteed as to principal and interest by a bank, government or corporation whose certificates of deposit or commercial paper may otherwise be purchased by the Funds.

            |_| Variable Amount Master Demand Notes. Master demand notes are corporate obligations that permit the investment of fluctuating amounts by each of the Funds except the OSM - Mercury Advisors SP 500 Index Fund and the OSM - Mercury Advisors Focus Growth Fund at varying rates of interest under direct arrangements between the Funds, as lender, and the borrower.
They permit daily changes in the amounts borrowed. The Funds have the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount. The borrower may prepay up to the full amount of the note without penalty. These notes may or may not be backed by bank letters of credit.

      Because these notes are direct lending arrangements between the lender and borrower, it is not expected that there will be a trading market for them. There is no secondary market for these notes, although they are redeemable (and thus are immediately repayable by the borrower) at principal amount, plus accrued interest, at any time. Accordingly, the Funds' right to redeem such notes is dependent upon the ability of the borrower to pay principal and interest on demand.

      Each of the Funds has no limitations on the type of issuer from whom these notes will be purchased. However, in connection with such purchases and on an ongoing basis, the Adviser or Subadviser will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously. Investments in master demand notes are subject to the limitation on investments by each of the
Funds in illiquid securities, described in the Prospectus.

      |X| Portfolio Turnover. "Portfolio turnover" describes the rate at which a Fund traded its portfolio securities during its last fiscal year. For example, if a Fund sold all of its securities during the year, its portfolio turnover rate would have been 100%. Each Fund's portfolio turnover rate will fluctuate from year to year. Each of the Funds, except the OSM - Mercury
Advisors SP 500 Index Fund, may have a portfolio turnover rate of more than
100% annually.

      Increased portfolio turnover creates higher brokerage and transaction costs for a Fund, which can reduce its overall performance. Additionally, the realization of capital gains from selling portfolio securities may result in distributions of taxable long-term capital gains to shareholders, since each
Fund will normally distribute all of its capital gains realized each year, to avoid excise taxes under the Internal Revenue Code.

      The portfolio turnover of the Master Fund of OSM - Mercury Advisors
Focus Growth Fund increased to 275.69% for the fiscal year ended November 30,
2002, from 137.66% for the period ended November 30, 2001. The portfolio turnover was due in large part to the extraordinary volatility of the markets during the year.

Other Investment Techniques and Strategies. In seeking its objective, each
Fund from time to time can use the types of investment strategies and investments described below. They are not required to use all of these strategies at all times, and at times may not use them.

      |X| Foreign Securities (All Funds except OSM - Mercury Advisors SP 500
Index Fund). Each Fund can invest in foreign securities. "Foreign securities"
include equity and debt securities of companies organized under the laws of countries other than the United States and debt securities of foreign governments that are traded on foreign securities exchanges or in foreign over-the-counter markets. Each Fund can purchase equity and debt securities
(which may be denominated in U.S. dollars or non-U.S. currencies) issued by foreign corporations, or that are issued or guaranteed by certain supranational entities (described below), or foreign governments or their agencies or instrumentalities. These include securities issued by U.S.
corporations denominated in non-U.S. currencies. In normal market conditions the Funds do not expect to hold significant amounts of foreign debt securities.

      Securities of foreign issuers that are represented by American
Depository Receipts ("ADRs") or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are not considered "foreign securities" for the purpose of each Fund's investment allocations. That is because they are not subject to some of the special considerations and risks, discussed below, that apply to foreign securities traded and held abroad.

      Investing in foreign securities offers potential benefits not available from investing solely in securities of domestic issuers. They include the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the U.S., or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that do not move in a manner parallel to U.S. markets. Each Fund will hold foreign currency only in connection with the purchase or sale of foreign securities.

      The OSM - Mercury Advisors Focus Growth Fund and the OSM - Jennison
Growth Fund may invest in the securities of foreign issuers in the form of
ADRs, European Depository Receipts ("EDRs") or other securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by an American bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. Generally, ADRs, which are issued in registered form, are designed for use in the United States securities markets, and EDRs, which are issued in bearer form, are designed for use in European securities markets. The OSM - Mercury Advisors Focus Growth Fund may invest in unsponsored ADRs. The issuers of unsponsored ADRs are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of such
ADRs.

      ADR facilities may be either "sponsored" or "un-sponsored."  While sponsored and un-sponsored ADR facilities are similar, distinctions exist between the rights and duties of ADR holders and market practices. Sponsored facilities have the backing or participation of the underlying foreign issuers. Un-sponsored facilities do not have the participation by or consent of the issuer of the deposited shares. Un-sponsored facilities usually request a letter of non-objection from the issuer. Holders of un-sponsored
ADRs generally bear all the costs of such facility. The costs of the facility can include deposit and withdrawal fees, currency conversion and other service fees. The depository of an un-sponsored facility may not have a duty to distribute shareholder communications from the issuer or to pass through voting rights. Issuers of un-sponsored ADRs do not have an obligation to disclose material information about the foreign issuers in the U.S. As a result, the value of the un-sponsored ADR may not correlate with the value of the underlying security trading abroad or any material information about the security or the issuer disseminated abroad. Sponsored facilities enter into an agreement with the issuer that sets out rights and duties of the issuer, the depository and the ADR holder. The sponsored agreement also allocates fees among the parties. Most sponsored agreements provide that the depository will distribute shareholder notices, voting instructions and other communications.

      |_| Risks of Foreign  Investing.  Investments in foreign  securities may offer special  opportunities for investing but also present special additional
risks  and  considerations  not  typically   associated  with  investments  in
domestic securities. Some of these additional risks are:
o     reduction of income by foreign taxes;
o     fluctuation in value of foreign  investments  due to changes in currency
         rates  or  currency  control   regulations  (for  example,   currency
         blockage);
o     transaction charges for currency exchange;
o     lack of public information about foreign issuers;
o     lack of uniform  accounting,  auditing and financial reporting standards in foreign  countries  comparable  to those  applicable  to  domestic issuers;
o     less volume on foreign exchanges than on U.S. exchanges;
o     greater  volatility  and less  liquidity on foreign  markets than in the
         U.S.;
o     less  governmental  regulation of foreign  issuers,  stock exchanges and brokers than in the U.S.;
o     greater difficulties in commencing lawsuits;
o     higher brokerage commission rates than in the U.S.;
o     increased  risks of delays in  settlement of portfolio  transactions  or loss of certificates for portfolio securities;
o     possibilities   in  some   countries  of   expropriation,   confiscatory
         taxation,  political,  financial  or social  instability  or  adverse diplomatic developments; and
o     unfavorable differences between the U.S. economy and foreign economies.

      In  the  past,  U.S.   Government   policies  have  discouraged  certain
investments abroad by U.S. investors,  through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

      |_| Special Risks of Emerging Markets. Emerging and developing markets abroad may also offer special opportunities for growth investing but have greater risks than more developed foreign markets, such as those in Europe,
Canada, Australia, New Zealand and Japan. There may be even less liquidity in their securities markets, and settlements of purchases and sales of securities may be subject to additional delays. They are subject to greater risks of limitations on the repatriation of income and profits because of currency restrictions imposed by local governments. Those countries may also be subject to the risk of greater political and economic instability, which can greatly affect the volatility of prices of securities in those countries.

      |X| Passive Foreign Investment Companies. Each Fund other than OSM -
Mercury Advisors SP 500 Index Fund may purchase the securities of certain foreign investment corporations called passive foreign investment companies
("PFICs"). Such entities have been the only or primary way to invest in certain countries because some foreign countries limit, or prohibit, all direct foreign investment in the securities of companies domiciled therein.
However, the governments of some countries have authorized the organization of investment funds to permit indirect foreign investment in such securities.
For tax purposes, these funds also may be PFICs.

      Each Fund is subject to certain percentage limitations under the 1940
Act relating to the purchase of securities of investment companies, and, consequently, the Funds may have to subject any of its investment in other investment companies, including PFICs, to the limitation that no more than
10% of the value of the Funds' total assets may be invested in such securities. In addition to bearing their proportionate share of a fund's expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such entities. Like other foreign securities, interests in PFICs also involve the risk of foreign securities, as described above.

      |X| Investing in Small, Unseasoned Companies (All Funds except OSM -
Mercury Advisors SP 500 Index Fund). Each Fund can invest in securities of small, unseasoned companies. These are companies that have been in operation for less than three (3) years, including the operations of any predecessors.
Securities of these companies may be subject to volatility in their prices.
They may have a limited trading market, which may adversely affect the Fund's ability to dispose of them and can reduce the price a Fund might be able to obtain for them. Other investors that own a security issued by a small, unseasoned issuer for which there is limited liquidity might trade the security when a Fund is attempting to dispose of its holdings of that security. In that case the Fund might receive a lower price for its holdings than might otherwise be obtained. These are more speculative securities and can increase the Funds' overall portfolio risks.

      |X| Real Estate Investment Trusts (All Funds). Each Fund may invest in equity Real Estate Investment Trusts ("REITs"). REITs are entities which either own properties or make construction or mortgage loans. Equity REITs may also include operating or financing companies. Equity REITs own real estate directly and the value of, and income earned by, the Fund depends upon the income of the underlying properties and the rental income they earn.
Equity REITs can also realize capital gains by selling properties that have appreciated in value. The value of securities issued by REITs are affected by tax and regulatory requirements and by perceptions of management skill. They are also subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation, the possibility of failing to qualify for tax-free status under the Internal Revenue Code, and failing to maintain exemption from the 1940 Act. Because REITs normally pay on advisory fee and other expenses, a shareholder in these Funds may be subject to duplicative fees and expenses.

      |X| Firm Commitments and When-Issued Securities (All Funds). Each Fund
may purchase securities on a firm commitment basis, including when-issued securities. Securities purchased on a firm commitment basis are purchased for delivery beyond the normal settlement date at a stated price and yield. No income accrues to the purchaser of a security on a firm commitment basis prior to delivery. Such securities are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. Purchasing a security on a firm commitment basis can involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an individual loss at the time of delivery. The Fund will only make commitments to purchase securities on a firm commitment basis with the intention of actually acquiring the securities, but may sell them before the settlement date if it is deemed advisable. The Fund will identify on its books liquid assets at least equal in value to the value of the Fund's purchase commitments until the Fund pays for the investment.

      |X| Repurchase Agreements and Purchase and Sale Contracts (All Funds).
Each Fund may invest in securities pursuant to repurchase agreements and each
Fund other than the OSM - Mercury Advisors SP 500 Index Fund may invest in purchase and sale contracts. Under a repurchase agreement or a purchase and sale contract, the seller agrees, upon entering into the contract with the
Fund, to repurchase the security at a mutually agreed-upon time and price in a specified currency, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period although it may be affected by currency fluctuations. In the case of repurchase agreements, the price at which the trades are conducted do not reflect accrued interest on the underlying obligation; whereas, in the case of purchase and sale contracts, the prices take into account accrued interest. Such agreements usually cover short periods, such as under one week. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. In the case of a repurchase agreement, as a purchaser, the Fund will require the seller to provide additional collateral if the market value of the securities falls below the repurchase price at any time during the term of the repurchase agreement; the Fund does not have the right to seek additional collateral in the case of purchase and sale contracts. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Fund but only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, the Fund may suffer time delays and incur costs or possible losses in connection with the disposition of the collateral. Approved vendors include U.S. commercial banks, U.S. branches of foreign banks, or broker-dealers that have been designated as primary dealers in government securities. They must meet credit requirements set by
OppenheimerFunds, Inc. (the "Manager") (or in the case of OSM - Mercury
Advisors SP 500 Index Fund and OSM - Mercury Advisors Focus Growth Fund,
credit requirements set by the Advisor) from time to time. A purchase and sale contract differs from a repurchase agreement in that the contract arrangements stipulate that the securities are owned by the Fund. In the event of a default under such a repurchase agreement or under a purchase and sale contract, instead of the contractual fixed rate, the rate of return to the Fund shall be dependent upon intervening fluctuations of the market value of such securities and the accrued interest on the securities. In such event, the Fund would have rights against the seller for breach of contract with respect to any losses arising from market fluctuations following the failure of the seller to perform. While the substance of purchase and sale contracts is similar to repurchase agreements, because of the different treatment with respect to accrued interest and additional collateral, Fund management believes that purchase and sale contracts are not repurchase agreements as such term is understood in the banking and brokerage community. No Fund may invest more than 15% of its net assets in repurchase agreements or purchase and sale contracts maturing in more than seven (7) days together with all other illiquid investments.

      Pursuant to an Exemptive Order issued by the Securities and Exchange
Commission, the Funds, along with other affiliated entities managed by the
Manager, may transfer uninvested cash balances into one or more joint repurchase accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities that are pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

      |X| Illiquid and Restricted Securities (All Funds). Each Fund may
purchase illiquid or restricted securities. Under the policies and procedures established by the Funds' Board of Trustees (or, in the case of OSM - Mercury
Advisors SP 500 Index Fund and OSM - Mercury Advisors Focus Growth Fund, the
Board of Trustees of the applicable Master Fund), the Adviser or Subadviser determines the liquidity of certain of a Fund's investments. To enable a Fund to sell its holdings of a restricted security not registered under the
Securities Act of 1933, as amended (the "Securities Act") that Fund may have to cause those securities to be registered. The expenses of registering restricted securities may be negotiated by a Fund with the issuer at the time a Fund buys the securities. When a Fund must arrange registration because a
Fund wishes to sell the security, a considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that a Fund could sell it. A Fund would bear the risks of any downward price fluctuation during that period.

      Each Fund can also acquire restricted securities through private placements. Those securities have contractual restrictions on their public resale. Those restrictions might limit the Funds' ability to dispose of the securities and might lower the amount a Fund could realize upon the sale.

      Each Fund has limitations that apply to purchases of restricted securities, as stated in the Prospectus. Those percentage restrictions are not fundamental policies and do not limit purchases of restricted securities that are eligible for sale to qualified institutional purchasers under Rule
144A of the Securities Act, if those securities have been determined to be liquid by the Adviser or Subadviser under Board-approved guidelines (or, in the case of OSM - Mercury Advisors SP 500 Index Fund and OSM - Mercury
Advisors Focus Growth Fund, guidelines approved by the Board of Trustees of the applicable Master Fund). Those guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, each of a Fund's holdings of that security may be considered to be illiquid. Illiquid securities include repurchase agreements maturing in more than seven (7) days.

      |X| 144A Securities (All Funds). Each Fund may purchase restricted securities that can be offered and sold to "qualified institutional buyers"
under Rule 144A under the Securities Act. The Board of Trustees (or, in the case of OSM - Mercury Advisors SP 500 Index Fund and OSM - Mercury Advisors
Focus Growth Fund, the Board of Trustees of the applicable Master Fund) has determined to treat as liquid Rule 144A securities in accordance with the policies and procedures adopted by the relevant Fund's Board of Trustees. The
Board of Trustees has adopted guidelines and delegated to the Adviser or
Subadviser, as the case may be, the daily function of determining and monitoring liquidity of restricted securities. The relevant Board of
Trustees, however, will retain sufficient oversight and be ultimately responsible for the determinations. Since it is not possible to predict with assurance exactly how this market for restricted securities sold and offered under Rule 144A will continue to develop, the relevant Board of Trustees will carefully monitor investments in these securities. This investment practice could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these securities.

      |X| Loans of Portfolio Securities (All Funds). To raise cash for liquidity purposes, each Fund can lend its portfolio securities to brokers, dealers and other types of financial institutions approved by the Funds'
Board of Trustees. These loans are limited to not more than 25% of the value of a Fund's total assets (33 1/3% for the OSM - Mercury Advisors SP 500
Index Fund and the OSM - Mercury Advisors Focus Growth Fund). Each Fund
except the OSM - Mercury Advisors SP 500 Index Fund and the OSM - Mercury
Advisors Focus Growth Fund, currently does not intend to engage in loans of securities, but if it does so, such loans will not likely exceed 5% of each of the Fund's total assets.

      There are some risks in connection with securities lending. A Fund might experience a delay in receiving additional collateral to secure a loan, or a delay in recovery of the loaned securities if the borrower defaults. A
Fund must receive collateral for a loan. Under current applicable regulatory requirements (which are subject to change), on each business day the loan collateral must be at least equal to the value of the loaned securities. It must consist of cash, bank letters of credit, securities of the U.S.
Government or its agencies or instrumentalities, or other cash equivalents in which a Fund is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by a Fund if the demand meets the terms of the letter. The terms of the letter of credit and the issuing bank both must be satisfactory to the Fund.

      When it lends securities, a Fund receives amounts equal to the dividends or interest on loaned securities. It also receives one or more of
(a) negotiated loan fees, (b) interest on securities used as collateral, and
(c) interest on any short-term debt securities purchased with such loan collateral. Either type of interest may be shared with the borrower. A Fund may also pay reasonable finder's, lending agent, custodian and administrative fees in connection with these loans. The terms of each Fund's loans must meet applicable tests under the Internal Revenue Code and must permit each Fund to reacquire loaned securities on five (5) days' notice or in time to vote on any important matter.

      The Master Fund(s) have received an exemptive order from the Securities and Exchange Commission (the "Commission") permitting them to lend portfolio securities to Merrill Lynch, Pierce, Fenner  Smith Incorporated ("Merrill
Lynch") or its affiliates, and to retain an affiliate of the Master Funds as lending agent. See "Brokerage Policies of the Funds," below.

      |X| Short Sales (OSM - Gartmore Millennium Growth Fund II, OSM -
Mercury Advisors SP 500 Index Fund and OSM - Mercury Advisors Focus Growth
Fund). Generally, to complete a short sale transaction, the Fund will borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed. If the price of a security sold short goes up between the time of the short sale and the time the Fund must deliver the security to the lender, the Fund will incur a loss. The price at the time of replacement may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender any interest which accrues during the period of the loan. To borrow the security, the Fund may be required to pay a premium which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker to the extent necessary to meet margin requirements until the short position is closed out. Until the Fund replaces the borrowed security, it will (a) segregated on its books of liquid assets cash or liquid securities at such a level that the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current market value of the security sold short or (b) otherwise cover its short position.

      |X| Borrowing for Leverage (All Funds). Each Fund has the ability to borrow up to 33 1/3% of the value of its total assets from banks on an unsecured basis to invest the borrowed funds in portfolio securities. This speculative technique is known as "leverage."  A Fund may borrow only from banks. Under current regulatory requirements, borrowings can be made only to the extent that the value of a Fund's assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including the proposed borrowing). If the value of a Fund's assets fails to meet this 300%
asset coverage requirement, a Fund will reduce its bank debt within three (3)
days to meet the requirement. To do so, a Fund might have to sell a portion of its investments at a disadvantageous time.

      A Fund will pay interest on these loans, and that interest expense will raise the overall expenses of that Fund and reduce its returns. If it does borrow, its expenses will be greater than comparable funds that do not borrow for leverage. Additionally, a Fund's net asset value per share might fluctuate more than that of funds that do not borrow. Currently, each Fund does not contemplate using this technique, but if it does so, it will not likely do so to a substantial degree.

      |X| Interfund Borrowing and Lending Arrangements. Consistent with its fundamental policies and pursuant to an exemptive order issued by the
Securities and Exchange Commission ("SEC"), each Fund other than the OSM -
Mercury Advisors SP 500 Index Fund and the OSM - Mercury Advisors Focus
Growth Fund may engage in borrowing and lending activities with other funds in the OppenheimerFunds complex. Borrowing money from affiliated funds may afford the Funds the flexibility to use the most cost-effective alternative to satisfy its borrowing requirements. Lending money to an affiliated fund may allow the Funds to obtain a higher rate of return than it could from interest rates on alternative short-term investments. Implementation of interfund lending will be accomplished consistent with applicable regulatory requirements, including the provisions of the SEC order.

      o Interfund Borrowing. A Fund will not borrow from affiliated funds unless the terms of the borrowing arrangement are at least as favorable as the terms a Fund could otherwise negotiate with a third party. To assure that a Fund will not be disadvantaged by borrowing from an affiliated fund, certain safeguards may be implemented. Examples of these safeguards include the following:
o     a Fund will not borrow money from affiliated funds unless the interest rate is more favorable than available bank loan rates;
o     a Fund's borrowing from affiliated funds must be consistent with its investment objective and investment policies;
o     the loan rates will be the average of the overnight repurchase agreement rate available through the OppenheimerFunds joint repurchase agreement account and  a pre-established formula based on quotations from independent banks to approximate the lowest interest rate at which bank loans would be available to a Fund;
o     if a Fund has outstanding borrowings from all sources greater than 10%
           of its total assets, then the Fund must secure each additional outstanding interfund loan by segregating liquid assets of the
           Fund as collateral;
o     a Fund cannot borrow from an affiliated fund in excess of 125% of its total redemptions for the preceding seven days;
o     each interfund loan may be repaid on any day by a Fund; and
o     the Trustees will be provided with a report of all interfund loans and the Trustees will monitor all such borrowings to ensure that the
           Fund's participation is appropriate.

      There is a risk that a borrowing fund could have a loan called on one day's notice. In that circumstance, a Fund might have to borrow from a bank at a higher interest cost if money to lend were not available from another
Oppenheimer fund.

o     Interfund Lending. To assure that a Fund will not be disadvantaged by making loans to affiliated funds, certain safeguards will be implemented.
Examples of these safeguards include the following:

o     a Fund will not lend money to affiliated funds unless the interest rate on such loan is determined under the terms of the exemptive order;
o     a Fund may not make interfund loans in excess of 15% of its net assets;
o     an interfund loan to any one affiliated fund shall not exceed 5% of a
               Fund's net assets;
o     an interfund loan may not be outstanding for more than seven days;
o     each interfund loan may be called on one business day's notice; and
o     the Manager will provide the Trustees reports on all interfund loans demonstrating that a Fund's participation is appropriate and that the loan is consistent with its investment objectives and policies.

      When a Fund  lends  assets  to  another  affiliated  fund,  the  Fund is subject to the risk that the borrowing fund may fail to repay the loan.

Non-Diversification. The OSM - Salomon Brothers All Cap Fund, the OSM -
Mercury Advisors SP 500 Index Fund and the OSM - Mercury Advisors Focus
Growth Fund are classified as "non-diversified" funds under the 1940 Act, which means that each such Fund is not limited by the 1940 Act in the proportion of its assets that may be invested in the obligations of a single issuer. Each Fund, however, intends to comply with the diversification requirements imposed by the Internal Revenue Code in order to continue to qualify as a regulated investment company. To the extent those Funds invest a greater proportion of their assets in the securities of a smaller number of issuers, those Funds may be more susceptible to any single economic, political or regulatory occurrence than a more widely diversified fund and may be subject to greater risk of loss with respect to its portfolio.

      |X| Derivatives (All Funds). Each Fund can invest in a variety of derivative investments to seek income for liquidity needs or for bona fide hedging purposes, including anticipatory hedging. Some derivative investments a Fund can use are the hedging instruments described below in this Statement of Additional Information. However, each Fund except for the OSM - QM Active
Balanced Fund and OSM - Salomon Brothers All Cap Fund does not use, and does not currently contemplate using, derivatives or hedging instruments to a significant degree and each Fund is not obligated to use them in seeking its objective.

      Some of the derivative investments a Fund can use include "debt exchangeable for common stock" of an issuer or "equity-linked debt securities" of an issuer. At maturity, the debt security is exchanged for common stock of the issuer or it is payable in an amount based on the price of the issuer's common stock at the time of maturity. Both alternatives present a risk that the amount payable at maturity will be less than the principal amount of the debt because the price of the issuer's common stock might not be as high as the Adviser or Subadviser expected.

      |X| Investment in Other Investment Companies. Each Fund except the OSM
- Mercury Advisors SP 500 Index Fund and the OSM - Mercury Advisors Focus
Growth Fund can invest up to 10% of its total assets in shares of other investment companies. They can invest up to 5% of their total assets in any one investment company, but cannot own more than 3% of the outstanding voting securities of that investment company. These limitations do not apply to shares acquired in a merger, consolidation, reorganization or acquisition.
The OSM - Mercury Advisors SP 500 Index Fund and the OSM - Mercury Advisors
Focus Growth Fund are feeder funds that invest 100% of their assets in a corresponding Master Fund, which is a registered investment company. The
Master Funds can also invest their assets in shares of investment companies when permitted by applicable law.

      Investment in another investment company may involve the payment of substantial premiums above the value of such investment company's portfolio securities and is subject to limitations under the Investment Company Act of
1940 (the "Investment Company Act"). Each Fund does not intend to invest in other investment companies unless the Adviser or Subadviser believes that the potential benefits of the investment justify the payment of any premiums or sales charges. As a shareholder in an investment company, a Fund would be subject to its ratable share of that investment company's expenses, including its advisory and administration fees. At the same time, that Fund would bear its own management fees and other expenses.

      |X| Hedging (All Funds). Although each Fund does not anticipate the extensive use of hedging instruments, each Fund can use hedging instruments.
They are not required to do so in seeking their goal. To attempt to protect against declines in the market value of a Fund's portfolio, to permit a Fund to retain unrealized gains in the value of portfolio securities which have appreciated, or to facilitate selling securities for investment reasons, each
Fund could:
      |_|   sell futures contracts,
      |_|   buy puts on such futures or on securities, or
      |_|   write covered calls on securities or futures. Covered calls can also be used to seek income, but the Adviser or Subadviser does not expect to engage extensively in that practice.

      A Fund can use hedging to establish a position in the securities market as a temporary substitute for purchasing particular securities. In that case a Fund would normally seek to purchase the securities and then terminate that hedging position. A Fund might also use this type of hedge to attempt to protect against the possibility that its portfolio securities would not be fully included in a rise in value of the market. To do so a Fund could:
      |_|?buy futures, or
      |_|?buy calls on such futures or on securities.

      Each Fund's strategy of hedging with futures and options on futures will be incidental to each Fund's activities in the underlying cash market.
The particular hedging instruments the Fund can use are described below. A
Fund may employ new hedging instruments and strategies when they are developed, if those investment methods are consistent with each Fund's investment objective and are permissible under applicable regulations governing each Fund. Each Fund will utilize segregated accounts in connection with their purchase of hedging instruments in appropriate cases.

      |_| Futures.  The Fund can buy and sell futures contracts that relate to
(1)  broadly-based  stock  indices  (these  are  referred  to as "stock  index futures"),  (2) an  individual  stock  ("single  stock  futures"),  (3)  other
broadly-based   securities  indices  (these  are  referred  to  as  "financial futures"),  (4) debt  securities  (these are  referred  to as  "interest  rate futures")  and (5)  foreign  currencies  (these are  referred  to as  "forward contracts").

      A  broadly-based  stock  index is used as the  basis for  trading  stock index  futures.  They may in some  cases be based on  stocks of  issuers  in a particular  industry or group of  industries.  A stock index assigns  relative values to the common stocks included in the index and its value  fluctuates in response  to the  changes in value of the  underlying  stocks.  A stock  index cannot be purchased or sold directly.  Financial futures are similar contracts based on the  future  value of the  basket of  securities  that  comprise  the index.  These contracts  obligate the seller to deliver,  and the purchaser to take,  cash to settle the futures  transaction.  There is no delivery  made of the underlying  securities to settle the futures obligation.  Either party may also settle the transaction by entering into an offsetting contract.

      An  interest  rate  future  obligates  the  seller to  deliver  (and the purchaser  to take) cash or a  specified  type of debt  security to settle the futures  transaction.  Either  party  could  also  enter  into  an  offsetting contract  to  close  out  the  position.  Similarly,  a  single  stock  future obligates  the  seller  to  deliver  (and the  purchaser  to  take)  cash or a specified  equity  security to settle the futures  transaction.  Either  party could  also  enter  into an  offsetting  contract  to close out the  position.
Single  stock  futures  trade on a very  limited  number  of  exchanges,  with contracts typically not fungible among the exchanges.

      No payment is paid or  received  by a Fund on the  purchase or sale of a future. Upon entering into a futures  transaction,  a Fund will be required to deposit an initial  margin payment with the futures  commission  merchant (the
"futures  broker").  Initial margin payments will be deposited with the Fund's custodian  bank  in an  account  registered  in  the  futures  broker's  name.
However,  the  futures  broker  can gain  access to that  account  only  under specified  conditions.  As the future is marked to market  (that is, its value on the  Fund's  books is  changed)  to reflect  changes  in its market  value, subsequent  margin payments,  called variation  margin,  will be paid to or by the futures broker daily.

      At any time  prior to  expiration  of the  future,  a Fund may  elect to close out its position by taking an opposite  position,  at which time a final determination  of  variation  margin is made and any  additional  cash must be paid by or  released  to the  Fund.  Any  loss or gain on the  future  is then realized  by the Fund  for tax  purposes.  All  futures  transactions  (except forward  contracts) are effected  through a clearinghouse  associated with the exchange on which the contracts are traded.

            |_| Put and Call Options. Each Fund can buy and sell certain
kinds of put options ("puts") and call options ("calls"). Each Fund can buy and sell exchange-traded and over-the-counter put and call options, including options on indices, securities, currencies, commodities and futures.

            |_| Writing Covered Call Options. Each Fund can write (that is, sell) covered calls. If a Fund sells a call option, it must be covered, other than with respect to closing transactions. That means a Fund must own the security subject to the call while the call is outstanding, or, for certain types of calls, the call may be covered by segregating liquid assets to enable a Fund to satisfy its obligations if the call is exercised.

      When a Fund writes a call, it receives cash (a premium). In the case of a call on a security, a Fund agrees to sell the underlying security to a purchaser of a corresponding call on the same security during the call period at a fixed exercise price regardless of market price changes during the call period. The exercise price may differ from the market price of the underlying security. A Fund has the risk of loss that the price of the underlying security may decline during the call period. That risk may be offset to some extent by the premium the Fund receives. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium and the investment.

    When a Fund writes a call on an index, it receives cash (a premium). If the buyer of the call exercises it, the Fund will pay an amount of cash equal to the difference between the closing price of the call and the exercise price, multiplied by a specified multiple that determines the total value of the call for each point of difference. If the value of the underlying investment does not rise above the call price it is likely that the call will lapse without being exercised. In that case, the Fund would keep the cash premium.

      With respect to the OSM - QM Active Balanced Fund, OSM - Jennison
Growth Fund, OSM - Salomon Brothers All Cap Fund and OSM - Gartmore
Millennium Growth Fund II, the Custodian, or a securities depository acting for the Custodian, will act as the escrow agent for OSM - QM Active Balanced
Fund, OSM - Jennison Growth Fund, OSM - Salomon Brothers All Cap Fund and OSM
- Gartmore Millennium Growth Fund II, through the facilities of the Options
Clearing Corporation ("OCC"), as to the investments on which each such Fund has written calls traded on exchanges or as to other acceptable escrow securities. In that way, no margin will be required for such transactions.
OCC will release the securities on the expiration of the option or when a
Fund enters into a closing transaction.

      To terminate its obligation on a call it has written, a Fund may purchase a corresponding call in a  "closing purchase transaction."  The Fund will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the Fund wrote is more or less than the price of the call the Fund purchases to close out the transaction. A Fund may realize a profit if the call expires unexercised, because the Fund will retain the underlying security and the premium it received when it wrote the call. Any such profits are considered short-term capital gains for federal income tax purposes, as are the premiums on lapsed calls. When distributed by a Fund they are taxable as ordinary income. If a Fund cannot effect a closing purchase transaction due to the lack of a market, it will have to hold the callable securities until the call expires or is exercised.

      Each Fund may also write calls on a futures contract without owning the futures contract or securities deliverable under the contract. To do so, at the time the call is written, a Fund must cover the call by segregating an equivalent dollar amount of liquid assets. A Fund will segregate additional liquid assets if the value of the segregated assets drops below 100% of the current value of the future. Because of this segregation requirement, in no circumstances would a Fund's receipt of an exercise notice as to that future require the Fund to deliver a futures contract. It would simply put the Fund in a short futures position, which is permitted by each Fund's hedging policies.

            |_| Writing Put Options. Each Fund can sell put options. A put
option on a security gives the purchaser the right to sell, and the writer the obligation to buy, the underlying security at the exercise price during the option period.

      If a Fund sells a put option, it must be covered by segregated liquid assets, other than with respect to closing transactions. The premium a Fund receives from writing a put option represents a profit, as long as the price of the underlying investment remains above the exercise price of the put.
However, a Fund also assumes the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even if the value of the investment falls below the exercise price. If a Fund writes a put that expires unexercised, a Fund realizes a gain in the amount of the premium less transaction costs. If the put is exercised, a Fund must fulfill its obligation to purchase the underlying investment at the exercise price. That price will usually exceed the market value of the investment at that time. In that case, a Fund may incur a loss if it sells the underlying investment. That loss will be equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs incurred.

      When writing a put option on a security, to secure its obligation to pay for the underlying security a Fund will deposit in escrow liquid assets with a value equal to or greater than the exercise price of the underlying security. A Fund therefore forgoes the opportunity of investing the segregated assets or writing calls against those assets.

      As long as a Fund's obligation as the put writer continues, it may be assigned an exercise notice by the exchange or broker-dealer through which the put was sold. That notice will require a Fund to exchange currency (for a put written on a currency) at the specified rate of exchange or to take delivery of the underlying security and pay the exercise price. A Fund has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put. That obligation terminates upon expiration of the put. It may also terminate if, before a
Fund receives an exercise notice, a Fund effects a closing purchase transaction by purchasing a put of the same series as it sold. Once a Fund has been assigned an exercise notice, it cannot effect a closing purchase transaction.

      Each Fund may decide to effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent the underlying security from being put. Effecting a closing purchase transaction will permit a Fund to write another put option on the security or to sell the security and use the proceeds from the sale for other investments. A Fund will realize a profit or loss from a closing purchase transaction depending on whether the cost of the transaction is less or more than the premium received from writing the put option. Any profits from writing puts are considered short-term capital gains for federal tax purposes, and when distributed by a Fund, are taxable as ordinary income.

            |_| Purchasing Calls and Puts. Each Fund can purchase calls to
protect against the possibility that the Fund's portfolio will not participate in an anticipated rise in the securities market. When the Fund buys a call (other than in a closing purchase transaction), it pays a premium. The Fund then has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. A Fund benefits only if it sells the call at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid for the call and the Fund exercises the call. If a Fund does not exercise the call or sell it (whether or not at a profit), the call will become worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to purchase the underlying investment.

      Each Fund other than the OSM - Mercury Advisors SP 500 Index Fund can buy puts whether or not it holds the underlying investment in its portfolio.
The Mercury SP 500 Index Fund can buy put options on securities held in its portfolio or securities indices the performance of which is substantially replicated by securities held in its portfolio. When a Fund purchases a put, it pays a premium and, except as to puts on indices, has the right to sell the underlying investment to a seller of a put on a corresponding investment during the put period at a fixed exercise price.

      Buying a put on securities or futures a Fund owns enables that Fund to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to sell the underlying investment.
However, the Fund may sell the put prior to its expiration. That sale may or may not be at a profit.

      Buying a put on an investment a Fund does not own permits that Fund either to resell the put or to buy the underlying investment and sell it at the exercise price. The resale price will vary inversely to the price of the underlying investment. If the market price of the underlying investment is above the exercise price and, as a result, the put is not exercised, the put will become worthless on its expiration date.

      When a Fund purchases a call or put on an index or future, it pays a premium, but settlement is in cash rather than by delivery of the underlying investment to that Fund. Gain or loss depends on changes in the index in question (and thus on price movements in the securities market generally)
rather than on price movements in individual securities or futures contracts.

            |_| Buying and Selling Options on Foreign Currencies. Each Fund
except the OSM - Mercury Advisors SP 500 Index Fund can buy and sell calls and puts on foreign currencies. They include puts and calls that trade on a securities or commodities exchange or in the over-the-counter markets or are quoted by major recognized dealers in such options. A Fund could use these calls and puts to try to protect against declines in the dollar value of foreign securities and increases in the dollar cost of foreign securities a
Fund wants to acquire.

      If the Adviser or Subadviser anticipates a rise in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of those securities may be partially offset by purchasing calls or writing puts on that foreign currency. If the Adviser or Subadviser anticipates a decline in the dollar value of a foreign currency, the decline in the dollar value of portfolio securities denominated in that currency might be partially offset by writing calls or purchasing puts on that foreign currency. However, the currency rates could fluctuate in a direction adverse to the Fund's position. The Fund will then have incurred option premium payments and transaction costs without a corresponding benefit.

      A call a Fund writes on a foreign currency is "covered" if that Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or it can do so for additional cash consideration identified on the books of the Fund) upon conversion or exchange of other foreign currency held in its portfolio.

      A Fund could write a call on a foreign currency to provide a hedge against a decline in the U.S. dollar value of a security which it owns or has the right to acquire and which is denominated in the currency underlying the option. That decline might be one that occurs due to an expected adverse change in the exchange rate. This is known as a "cross-hedging" strategy. In those circumstances, the Fund covers the option by identifying in the books of the Fund cash, U.S. government securities or other liquid, high grade debt securities in an amount equal to the exercise price of the option.

      |_| Risks of Hedging with Options and Futures. The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management. If the Adviser or Subadviser uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce a Fund's return. A Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments.

      A Fund's option activities could affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by a Fund might cause it to sell related portfolio securities, thus increasing its turnover rate. The exercise by a Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover. Although the decision whether to exercise a put it holds is within a Fund's control, holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put.

      A Fund could pay a brokerage commission each time it buys a call or put, sells a call, or buys or sells an underlying investment in connection with the exercise of a call or put. Those commissions could be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments. Premiums paid for options are small in relation to the market value of the underlying investments. Consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in a Fund's net asset value being more sensitive to changes in the value of the underlying investment.

      If a covered call written by a Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price. It will not be able to realize any profit if the investment has increased in value above the call price.

      An option position may be closed out only on a market that provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option. A Fund might experience losses if it could not close out a position because of an illiquid market for the future or option.

      There is a risk in using short hedging by selling futures or purchasing puts on broadly-based indices or futures to attempt to protect against declines in the value of a Fund's portfolio securities. The risk is that the prices of the futures or the applicable index will correlate imperfectly with the behavior of the cash prices of a Fund's securities. For example, it is possible that while a Fund has used hedging instruments in a short hedge, the market may advance and the value of the securities held in that Fund's portfolio might decline. If that occurred, the Fund would lose money on the hedging instruments and also experience a decline in the value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

      The risk of imperfect correlation increases as the composition of a
Fund's portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of the portfolio securities being hedged and movements in the price of the hedging instruments, a Fund might use hedging instruments in a greater dollar amount than the dollar amount of portfolio securities being hedged. It might do so if the historical volatility of the prices of the portfolio securities being hedged is more than the historical volatility of the applicable index.

      The ordinary spreads between prices in the cash and futures markets are subject to distortions, due to differences in the nature of those markets.
First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion.
Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

      A Fund can use hedging instruments to establish a position in the securities markets as a temporary substitute for the purchase of individual securities (long hedging) by buying futures and/or calls on such futures, broadly-based indices or on securities. It is possible that when a Fund does so the market might decline. If a Fund then concludes not to invest in securities because of concerns that the market might decline further or for other reasons, the Fund will realize a loss on the hedging instruments that is not offset by a reduction in the price of the securities purchased.

      |_| Forward Contracts. Forward contracts are foreign currency exchange contracts. They are used to buy or sell foreign currency for future delivery at a fixed price. A Fund uses them to "lock in" the U.S. dollar price of a security denominated in a foreign currency that it has bought or sold, or to protect against possible losses from changes in the relative values of the
U.S. dollar and a foreign currency. Each Fund limits its exposure in foreign currency exchange contracts in a particular foreign currency to the amount of its assets denominated in that currency or a closely-correlated currency.
Each Fund may also use "cross-hedging" where it hedges against changes in currencies other than the currency in which a security it holds is denominated.

      Under a forward contract, one party agrees to purchase, and another party agrees to sell, a specific currency at a future date. That date may be any fixed number of days from the date of the contract agreed upon by the parties. The transaction price is set at the time the contract is entered into. These contracts are traded in the inter-bank market conducted directly among currency traders (usually large commercial banks) and their customers.

      A Fund may use forward contracts to protect against uncertainty in the level of future exchange rates. The use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward contracts may reduce the risk of loss from a decline in the value of the hedged currency, at the same time they limit any potential gain if the value of the hedged currency increases.

      When a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when it anticipates receiving dividend payments in a foreign currency, the Fund might desire to "lock-in"
the U.S. dollar price of the security or the U.S. dollar equivalent of the dividend payments. To do so, the Fund could enter into a forward contract for the purchase or sale of the amount of foreign currency involved in the underlying transaction, in a fixed amount of U.S. dollars per unit of the foreign currency. This is called a "transaction hedge."  The transaction hedge will protect the Fund against a loss from an adverse change in the currency exchange rates during the period between the date on which the security is purchased or sold or on which the payment is declared, and the date on which the payments are made or received.

      A Fund could also use forward contracts to lock in the U.S. dollar value of portfolio positions. This is called a "position hedge."  When a Fund believes that foreign currency might suffer a substantial decline against the
U.S. dollar, it could enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in that foreign currency. When a Fund believes that the U.S. dollar might suffer a substantial decline against a foreign currency, it could enter into a forward contract to buy that foreign currency for a fixed dollar amount. Alternatively, a Fund could enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount if the Fund believes that the U.S. dollar value of the foreign currency to be sold pursuant to its forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Fund are denominated. That is referred to as a "cross hedge."

      Each Fund will cover its short positions in these cases by identifying to its Custodian bank assets having a value equal to the aggregate amount of the Fund's commitment under forward contracts. A Fund will not enter into forward contracts or maintain a net exposure to such contracts if the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency or another currency that is the subject of the hedge.

      However, to avoid excess transactions and transaction costs, a Fund may maintain a net exposure to forward contracts in excess of the value of the
Fund's portfolio securities or other assets denominated in foreign currencies if the excess amount is "covered" by liquid securities denominated in any currency. The cover must be at least equal at all times to the amount of that excess. As one alternative, a Fund may purchase a call option permitting the
Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract price. As another alternative, a Fund may purchase a put option permitting the Fund to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the forward contact price.

      The precise matching of the amounts under forward contracts and the value of the securities involved generally will not be possible because the future value of securities denominated in foreign currencies will change as a consequence of market movements between the date the forward contract is entered into and the date it is sold. In some cases the Adviser or Subadviser might decide to sell the security and deliver foreign currency to settle the original purchase obligation. If the market value of the security is less than the amount of foreign currency a Fund is obligated to deliver, the Fund might have to purchase additional foreign currency on the "spot" (that is, cash) market to settle the security trade. If the market value of the security instead exceeds the amount of foreign currency the Fund is obligated to deliver to settle the trade, the Fund might have to sell on the spot market some of the foreign currency received upon the sale of the security.
There will be additional transaction costs on the spot market in those cases.

      The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing a Fund to sustain losses on these contracts and to pay additional transactions costs.
The use of forward contracts in this manner might reduce a Fund's performance if there are unanticipated changes in currency prices to a greater degree than if the Fund had not entered into such contracts.

      At or before the maturity of a forward contract requiring a Fund to sell a currency, it might sell a portfolio security and use the sale proceeds to make delivery of the currency. In the alternative a Fund might retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract. Under that contract the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Fund might close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. A Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance. The gain or loss will depend on the extent to which the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.

      The costs to a Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no brokerage fees or commissions are involved. Because these contracts are not traded on an exchange, a Fund must evaluate the credit and performance risk of the counterparty under each forward contract.

      Although a Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S.
dollars on a daily basis. A Fund may convert foreign currency from time to time, and will incur costs in doing so. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer might offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange if the Fund desires to resell that currency to the dealer.

            ? Swap Transactions. Each Fund (other than the OSM - Mercury
Advisors SP 500 Index Fund) can enter into interest rate swap agreements. In an interest rate swap, the Fund and another party exchange their right to receive or their obligation to pay interest on a security. For example, they might swap the right to receive floating rate payments for fixed rate payments. A Fund can enter into swaps only on securities that it owns. A Fund will not enter into swaps with respect to more than 25% of its total assets.
Also, a Fund will segregate liquid assets (such as cash or U.S. government securities) to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed.

      Swap agreements entail both interest rate risk and credit risk. There is a risk that, based on movements of interest rates in the future, the payments made by a Fund under a swap agreement will be greater than the payments it received. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual interest payments that the Fund has not yet received. The Adviser or Subadviser will monitor the creditworthiness of counterparties to a Fund's interest rate swap transactions on an ongoing basis.

      Each Fund can enter into swap transactions with certain counterparties pursuant to master netting agreements. A master netting agreement provides that all swaps done between a Fund and that counterparty shall be regarded as parts of an integral agreement. If amounts are payable on a particular date in the same currency in respect of one or more swap transactions, the amount payable on that date in that currency shall be the net amount. In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty can terminate all of the swaps with that party. Under these agreements, if a default results in a loss to one party, the measure of that party's damages is calculated by reference to the average cost of a replacement swap for each swap. It is measured by the mark-to-market value at the time of the termination of each swap. The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination. The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

      The OSM - Mercury Advisors SP 500 Index Fund and the OSM - Salomon
Brothers All Cap Fund are authorized to enter into equity swap agreements, which are OTC contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities or equity index in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of securities or equity index. Swap agreements may also be used to obtain exposure to a security or market without owning or taking physical custody of securities. The Fund will enter into an equity swap transaction only if, immediately following the time the Fund enters into the transaction, the aggregate notional principal amount of equity swap transactions to which the Fund is a party would not exceed 5% of the Fund's net assets.

      |_| Additional Risk Factors of OTC Transactions; Limitations on the Use
of OTC Derivatives. Certain Derivatives traded in OTC markets, including indexed securities, swaps and OTC options, involve substantial liquidity risk. The absence of liquidity may make it difficult or impossible for the
Fund to sell such instruments promptly at an acceptable price. The absence of liquidity may also make it more difficult for the Fund to ascertain a market value for such instruments. The Fund will therefore acquire illiquid OTC instruments (i) if the agreement pursuant to which the instrument is purchased contains a formula price at which the instrument may be terminated or sold, or (ii) for which the Adviser or Subadviser anticipates the Fund can receive on each business day at least two independent bids or offers, unless a quotation from only one dealer is available, in which case that dealer's quotation may be used.

      Because Derivatives traded in OTC markets are not guaranteed by an exchange or clearing corporation and generally do not require payment of margin, to the extent that the Fund has unrealized gains in such instruments or has deposited collateral with its counterparty, the Fund is at risk that its counterparty will become bankrupt or otherwise fail to honor its obligations. The Fund will attempt to minimize the risk that a counterparty will become bankrupt or otherwise fail to honor its obligations by engaging in transactions in derivatives traded in OTC markets only with financial institutions which have substantial capital or which have provided the Fund with a third party guaranty or other credit enhancement.

      |_| Regulatory Aspects of Hedging Instruments. When using futures and options on futures, a Fund is required to operate within certain guidelines and restrictions with respect to the use of futures as established by the
Commodities Futures Trading Commission (the "CFTC"). In particular, a Fund is exempted from registration with the CFTC as a "commodity pool operator" if it complies with the requirements of Rule 4.5 adopted by the CFTC. The Rule does not limit the percentage of a Fund's assets that may be used for futures margin and related options premiums for a bona fide hedging position.
However, under the Rule, a Fund must limit its aggregate initial futures margin and related options premiums to not more than 5% of its net assets for hedging strategies that are not considered bona fide hedging strategies under the Rule. Under the Rule, a Fund must also use short futures and options on futures solely for bona fide hedging purposes within the meaning and intent of the applicable provisions of the Commodity Exchange Act.

      Transactions in options by a Fund are subject to limitations established by the option exchanges. The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert. Those limits apply regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus, the number of options that a Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same adviser as a Fund (or an adviser that is an affiliate of a Fund's adviser). The exchanges also impose position limits on futures transactions. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

      Under the Investment Company Act, when a Fund purchases a future, it must maintain cash or readily marketable short-term debt instruments in an amount equal to the market value of the securities underlying the future, less the margin deposit applicable to it.

      |_| Tax Aspects of Certain Hedging Instruments. Certain foreign currency exchange contracts in which a Fund may invest are treated as
"Section 1256 contracts" under the Internal Revenue Code. In general, gains or losses relating to Section 1256 contracts are characterized as 60%
long-term and 40% short-term capital gains or losses under the Code. However, foreign currency gains or losses arising from Section 1256 contracts that are forward contracts generally are treated as ordinary income or loss. In addition, Section 1256 contracts held by a Fund at the end of each taxable year are "marked-to-market," and unrealized gains or losses are treated as though they were realized. These contracts also may be marked-to-market for purposes of determining the excise tax applicable to investment company distributions and for other purposes under rules prescribed pursuant to the
Internal Revenue Code. An election can be made by a Fund to exempt those transactions from this marked-to-market treatment.

      Certain forward contracts a Fund enters into may result in "straddles"
for federal income tax purposes. The straddle rules may affect the character and timing of gains (or losses) recognized by a Fund on straddle positions.
Generally, a loss sustained on the disposition of a position making up a straddle is allowed only to the extent that the loss exceeds any unrecognized gain in the offsetting positions making up the straddle. Disallowed loss is generally allowed at the point where there is no unrecognized gain in the offsetting positions making up the straddle, or the offsetting position is disposed of.

      Under the Internal Revenue Code, the following gains or losses are treated as ordinary income or loss:
(1)   gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest or other
         receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities, and
(2)   gains or losses attributable to fluctuations in the value of a foreign currency between the date of acquisition of a debt security denominated in a foreign currency or foreign currency forward contracts and the date of disposition.

      Currency gains and losses are offset against market gains and losses on each trade before determining a net "Section 988" gain or loss under the
Internal Revenue Code for that trade, which may increase or decrease the amount of a Fund's investment income available for distribution to its shareholders.

      |X| Temporary Defensive and Interim Investments. When market conditions are unstable, or the Adviser or Subadviser believes it is otherwise appropriate to reduce holdings in stocks, a Fund (except for the OSM -
Mercury Advisors SP 500 Index Fund) can invest in a variety of debt securities for defensive purposes. A Fund can also purchase these securities for liquidity purposes to meet cash needs due to the redemption of Fund shares, or to hold while waiting to reinvest cash received from the sale of other portfolio securities. A Fund can buy:
      |_|   high-quality, short-term money market instruments, including those issued by the U. S. Treasury or other government agencies,
|_|   commercial paper (short-term, unsecured, promissory notes of domestic or foreign companies),
|_|   short-term debt obligations of corporate issuers,
      |_|   certificates of deposit and bankers' acceptances of domestic and foreign banks and savings and loan associations, and
      |_|   repurchase agreements and purchase and sale agreements.

      Short-term debt securities would normally be selected for defensive or cash management purposes because they can normally be disposed of quickly, are not generally subject to significant fluctuations in principal value and their value will be less subject to interest rate risk than longer-term debt securities.

Investment Restrictions

      |X| What Are "Fundamental Policies?"  Fundamental policies are those policies that each Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities. Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:
      |_|         67% or more of the shares present or represented by proxy
         at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
      |_|         more than 50% of the outstanding shares.

      The investment objectives of the OSM - Mercury  Advisors Focus Growth
Fund, OSM - Jennison Growth Fund, OSM - QM Active Balanced Fund and the OSM -
Salomon Brothers All Cap Fund are fundamental policies. The investment objectives of the OSM - Mercury Advisors SP 500 Index Fund and the OSM -
Gartmore Millennium Growth Fund II are non-fundamental policies. Other policies described in the Prospectus or this Statement of Additional
Information are "fundamental" only if they are identified as such. The Funds'
Board of Trustees can change non-fundamental policies without shareholder approval. The Board of Trustees of the Master Funds in which the OSM -
Mercury Advisors SP 500 Index Fund and the OSM - Mercury Advisors Focus
Growth Fund invest can change non-fundamental policies of the respective
Master Fund without shareholder approval. However, significant changes to investment policies will be described in supplements or updates to the
Prospectus or this Statement of Additional Information, as appropriate. Each
Fund's most significant investment policies are described in the Prospectus.

      |X| Do the Funds Have Additional Fundamental Policies?

      OSM - Mercury Advisors SP 500 Index Fund - The following investment restrictions are fundamental policies of OSM - Mercury Advisors SP 500 Index
Fund. Provided that none of the following restrictions shall prevent the Fund from investing all of its assets in shares of another registered investment company with the same investment objective (in a master/feeder structure), the Fund may not:

1.    Make any investment inconsistent with the Fund's classification as a non-diversified company under the Investment Company Act.

2.    Invest more than 25% of its total assets, taken at market value, in the securities of issuers in any particular industry (excluding the U.S.
         Government and its agencies and instrumentalities); provided, that in replicating the weighting of a particular industry in its target index, the Fund may invest more than 25% of its total assets in securities of issuers in that industry when the assets of companies included in the target index that are in the industry represent more than 25% of the total assets of all companies included in the index.

3.    Make investments for the purpose of exercising control or management.

4.    Purchase or sell real estate, except that, to the extent permitted by law, the Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

5.    Make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers' acceptances, repurchase agreements or any similar instruments shall not be deemed to be the making of a loan, and except further that the Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Fund's Registration Statement, as it may be amended from time to time.

6.    Issue senior securities to the extent such issuance would violate applicable law.

7.    Borrow money, except that (i) the Fund may borrow from banks (as defined in the Investment Company Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) the Fund may borrow up to an additional 5% of its total assets for temporary purposes, (iii) the Fund may obtain such short term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (iv) the Fund may purchase securities on margin to the extent permitted by applicable law. The Fund may not pledge its assets other than to secure such borrowings or, to the extent permitted by the Fund's investment policies as set forth in its
         Registration Statement, as it may be amended from time to time, in connection with hedging transactions, short sales, when issued and forward commitment transactions and similar investment strategies.

8.    Underwrite securities of other issuers except insofar as the Fund technically may be deemed an underwriter under the Securities Act in selling portfolio securities.

9.    Purchase or sell commodities or contracts on commodities, except to the extent that the Fund may do so in accordance with applicable law and the Fund's registration statement, as it may be amended from time to time, and without registering as a commodity pool operator under the
         Commodity Exchange Act.

      With respect to the Fund's fundamental restriction on purchasing securities on margin, the Fund is currently prohibited by law from purchasing securities on margin and will not do so unless current law changes. In addition, although the Fund is classified as a non-diversified fund under the
Investment Company Act and is not subject to the diversification requirements of the Investment Company Act, the Fund is required to comply with certain requirements under the Internal Revenue Code of 1986, as amended (the
"Code"). These requirements include limiting its investments so that at the close of each quarter of the taxable year (i) not more than 25% of the market value of the Fund's total assets are invested in the securities of a single issuer, or any two (2) or more issuers which are controlled by the Fund and engaged in the same, similar or related businesses, and (ii) with respect to
50% of the market value of its total assets, not more than 5% of the market value of its total assets are invested in securities of a single issuer, and the Fund does not own more than 10% of the outstanding voting securities of a single issuer. The U.S. Government, its agencies and instrumentalities and other regulated investment companies are not included within the definition of "issuer" for purposes of the diversification requirements of the Code.

      The applicable Master Fund has adopted investment restrictions substantially identical to the foregoing, which are fundamental policies of the Master Fund and may not be changed without the approval of the holders of a majority of the interests of the Master Fund.

      In addition, the Fund has adopted non-fundamental restrictions that may be changed by the Trustees without shareholder approval. Like the fundamental restrictions, none of the non-fundamental restrictions, including but not limited to restriction (a) below, shall prevent the Fund from investing all of its assets in shares of another registered investment company with the same investment objective (in a master/feeder structure). Under the non-fundamental investment restrictions, the Fund may not:

(a)   Change its investment policy to invest at least 80% of its net assets
          (plus borrowings for investment purposes) in securities or other financial instruments in, or correlated with, its target index without providing shareholders with at least 60 days notice.

(b)   Purchase securities of other investment companies, except to the extent such purchases are permitted by applicable law. As a matter of policy, however, the Fund will not purchase shares of any
          registered open-end investment company or registered unit
          investment trust, in reliance on Section 12(d)(1)(F) or (G) (the
          "fund of funds" provisions) of the Investment Company Act, at any time the Fund's shares are owned by another investment company that is part of the same group of investment companies as the Fund.

(c)   Invest in securities that cannot be readily resold because of legal or contractual restrictions or that cannot otherwise be marketed, redeemed or put to the issuer or a third party because of a lack of an active trading market, if at the time of acquisition more than
          15% of its net assets would be invested in such securities. This restriction shall not apply to securities that mature within seven
          (7) days or securities that the Trustees have otherwise determined to be liquid pursuant to applicable law. Securities purchased in accordance with Rule 144A under the Securities Act (which are restricted securities that can be resold to qualified institutional buyers, but not to the general public) and determined to be liquid by the Trustees are not subject to the limitations set forth in this investment restriction.

(d)   Make any additional investments if the amount of its borrowings exceeds
          5% of its total assets. Borrowings do not include the use of investment techniques that may be deemed to create leverage, including, but not limited to, such techniques as dollar rolls, when-issued securities, options and futures.

      In addition to the non-fundamental investment restrictions listed above notwithstanding fundamental restriction 9 listed above, as a non-fundamental investment restriction the Fund will not change fundamental restriction 9 without first obtaining shareholder approval. If a percentage restriction on the investment or use of assets set forth above is adhered to at the time a transaction is effected, later changes in percentages resulting from changing values will not be considered a violation (except for the Fund's policies on borrowing and illiquid securities).

      The Master Fund has adopted non-fundamental investment restrictions substantially identical to the foregoing, which may be changed by the
Trustees of the Master Fund without shareholder approval.

      The staff of the Commission has taken the position that purchased OTC options and the assets used as cover for written OTC options are illiquid securities. Therefore, the Fund and Master Fund have adopted an investment policy pursuant to which neither the Fund nor the Master Fund will purchase or sell OTC options (including OTC options on futures contracts) if, as a result of such transaction, the sum of the market value of OTC options currently outstanding which are held by the Fund or the Master Fund, the market value of the underlying securities covered by OTC call options currently outstanding which were sold by the Fund or the Master Fund and margin deposits on the Fund's or the Master Fund's existing OTC options on futures contracts exceeds 15% of the net assets of the Fund or the Master
Fund taken at market value, together with all other assets of such Fund or the Master Fund which are illiquid or are not otherwise readily marketable.
However, if the OTC option is sold by the Fund or the Master Fund to a primary U.S. Government securities dealer recognized by the Federal Reserve
Bank of New York and if the Fund or the Master Fund has the unconditional contractual right to repurchase such OTC option from the dealer at a predetermined price, then the Fund or the Master Fund will treat as illiquid such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is "in-the-money" (i.e., current market value of the underlying securities minus the option's strike price). The repurchase price with the primary dealers is typically a formula price which is generally based on a multiple of the premium received for the option, plus the amount by which the option is "in-the-money."  This policy as to OTC options is not a fundamental policy of the Fund or the Master Fund and may be amended by the Trustees or the Directors without the approval of the shareholders. However, the Trustees will not change or modify this policy prior to the change or modification by the Commission staff of its position.

      Rule 10f-3 under the Investment Company Act sets forth the conditions under which the Master Fund may purchase from an underwriting syndicate in which Merrill Lynch is a member. Otherwise, the Fund and the Master Fund are prohibited from engaging in portfolio transactions with Merrill Lynch or its affiliates acting as principal without an exemptive order. See "Portfolio
Transactions and Brokerage."

      OSM - Mercury Advisors Focus Growth Fund - The following investment restrictions are fundamental policies of OSM - Mercury Advisors Focus Growth
Fund. Unless otherwise provided, all references to the Fund's assets below are in terms of current market value. Provided that none of the following restrictions shall prevent the Fund from investing all of its assets in shares of another registered investment company with the same investment objective (in a master/feeder structure), the Fund may not:

1.    Invest more than 25% of its total assets, taken at market value at the time of each investment, in the securities of issuers in any particular industry (excluding the U.S. Government and its agencies and instrumentalities).

2.    Make investments for the purpose of exercising control or management.
         Investments by the Fund in wholly-owned investment entities created under the laws of certain countries will not be deemed the making of investments for the purpose of exercising control or management.

3.    Purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

4.    Make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in governmental obligations, commercial paper, pass-through
         instruments, certificates of deposit, bankers' acceptances, repurchase agreements, purchase and sale contracts or any similar instruments shall not be deemed to be the making of a loan, and except further that the Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Fund's Prospectus and Statement of Additional Information, as
         they may be amended from time to time.

5.    Issue senior securities to the extent such issuance would violate applicable law.

6.    Borrow money, except that (i) the Fund may borrow from banks (as defined in the Investment Company Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) the Fund may borrow up to an additional 5% of its total assets for temporary purposes, (iii) the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) the Fund may purchase securities on margin to the extent permitted by applicable law. The Fund may not pledge its assets other than to secure such borrowings or, to the extent permitted by the Fund's investment policies as set forth in its
         Prospectus and Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies.

7.    Underwrite securities of other issuers except insofar as the Fund technically may be deemed an underwriter under the Securities Act of
         1933 in selling portfolio securities.

8.    Purchase or sell commodities or contracts on commodities, except to the extent that the Fund may do so in accordance with applicable law and the Fund's Prospectus and Statement of Additional Information, as
         they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act.

      The applicable Master Fund in which the Fund invests has adopted investment restrictions substantially identical to the foregoing, which are fundamental policies of the Master Fund and may not be changed with respect to the Master Fund without the approval of the holders of a majority of the interests of the Master Fund.

      In addition, the Fund has adopted non-fundamental restrictions that may be changed by the Board of Trustees of the Fund without shareholder approval.
Like the fundamental restrictions, none of the non-fundamental restrictions, including but not limited to restriction (1) below, shall prevent the Fund from investing all of its assets in shares of another registered investment company with the same investment objective (in a master/feeder structure).
The applicable Master Fund has adopted investment restrictions substantially identical to the following, which are non-fundamental policies of the Master
Fund and may be changed by the Trustees of the Master Fund without shareholder approval. Under the non-fundamental investment restrictions, the
Fund may not:

1.    Purchase securities of other investment companies, except to the extent such purchases are permitted by applicable law. As a matter of policy, however, the Fund will not purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on Section 12(d)(1)(F) or (G) (the "fund of funds"
         provisions) of the Investment Company Act, at any time its shares are owned by another investment company that is part of the same group of investment companies as the Fund.

2.    Make short sales of securities or maintain a short position, except to the extent permitted by applicable law.

3.    Invest in securities that cannot be readily resold because of legal or contractual restrictions or that cannot otherwise be marketed, redeemed or put to the issuer or a third party, if at the time of acquisition more than 15% of its net assets would be invested in such securities. This restriction shall not apply to securities that mature within seven (7) days or securities that the Trustees of the
         Fund have otherwise determined to be liquid pursuant to applicable law. Securities purchased in accordance with Rule 144A under the
         Securities Act (which are restricted securities that can be resold to qualified institutional buyers, but not to the general public)
         and determined to be liquid by the Board of Trustees of the Fund are not subject to the limitations set forth in this investment restriction.

4.    Notwithstanding fundamental investment restriction (6) above, borrow money or pledge its assets, except that the Fund (a) may borrow from a bank as a temporary measure for extraordinary or emergency purposes or to meet redemption in amounts not exceeding 33 1/3%
         (taken at market value) of its total assets and pledge its assets to secure such borrowing, (b) may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (c) may purchase securities on margin to the extent permitted by applicable law. However, at the present time, applicable law prohibits the Fund from purchasing securities on margin. The deposit or payment by the Fund of initial or variation margin in connection with financial futures contracts or options transactions is not considered to be the purchase of a security on margin. The purchase of securities while a borrowing is outstanding will have the effect of leveraging the Fund. Such leveraging or borrowing increases the Fund's exposure to capital risk and borrowed funds are subject to interest costs which will reduce net income.
         The Fund will not purchase securities while borrowing exceeds 5% of its total assets.

      The staff of the Commission has taken the position that purchased OTC options and the assets used as cover for written OTC options are illiquid securities. Therefore, the Fund and the Master Fund have adopted an investment policy pursuant to which neither the Fund nor the Master Fund will purchase or sell OTC options (including OTC options on futures contracts) if, as a result of such transaction, the sum of the market value of OTC options currently outstanding that are held by the Fund or the Master Fund, the market value of the underlying securities covered by OTC call options currently outstanding that were sold by the Fund or the Master Fund and margin deposits on the Fund's or the Master Fund's existing OTC options on financial futures contracts exceeds 15% of the net assets of the Fund or the
Master Fund, taken at market value, together with all other assets of the
Fund or the Master Fund that are illiquid or are not otherwise readily marketable. However, if the OTC option is sold by the Fund or the Master Fund to a primary U.S. Government securities dealer recognized by the Federal
Reserve Bank of New York and if the Fund or the Master Fund has the
unconditional contractual right to repurchase such OTC option from the dealer at a predetermined price, then the Fund or the Master Fund will treat as illiquid such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is "in-the-money" (i.e., current market value of the underlying securities minus the option's strike price). The repurchase price with the primary dealers is typically a formula price that is generally based on a multiple of the premium received for the option, plus the amount by which the option is "in-the-money."  This policy as to OTC options is not a fundamental policy of the Fund or the Master Fund and may be amended by the Board of Trustees of the Fund or the Board of
Trustees of the Master Fund without the approval of the Fund's shareholders.
However, the Trustees will not change or modify this policy prior to the change or modification by the Commission staff of its position.

      In addition, as a non-fundamental policy that may be changed by the
Board of Trustees and to the extent required by the Commission or its staff, the Fund will, for purposes of fundamental investment restrictions (1) and
(2), treat securities issued or guaranteed by the government of any one foreign country as the obligations of a single issuer.

      As another non-fundamental policy, the Fund will not invest in securities that are (a) subject to material legal restrictions on repatriation of assets or (b) cannot be readily resold because of legal or contractual restrictions or which are not otherwise readily marketable, including repurchase agreements and purchase and sales contracts maturing in more than seven (7) days, if, regarding all such securities, more than 15% of its net assets, taken at market value would be invested in such securities.

      Because of the affiliation of Merrill Lynch with Mercury Advisors, the
Master Fund is prohibited from engaging in certain transactions involving
Merrill Lynch or its affiliates except for brokerage transactions permitted under the Investment Company Act involving only usual and customary commissions or transactions pursuant to an exemptive order under the
Investment Company Act. See "Portfolio Transactions and Brokerage."  Without
such an exemptive order the Master Fund would be prohibited from engaging in portfolio transactions with Merrill Lynch or any of its affiliates acting as principal. Rule 10f-3 under the Investment Company Act sets forth the conditions under which the Master Fund may purchase from an underwriting syndicate in which Merrill Lynch is a member.

      OSM - QM Active Balanced Fund, OSM - Jennison Growth Fund, OSM -
Salomon Brothers All Cap Fund and OSM - Gartmore Millennium Growth Fund II -
The following investment restrictions are fundamental policies of the OSM -
QM Active Balanced Fund, OSM - Jennison Growth Fund, OSM - Salomon Brothers
All Cap Fund and the OSM - Gartmore Millennium Growth Fund II.

      |_|   The Fund cannot buy securities issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities of that issuer or if it would then own more than 10% of that issuer's voting securities. That restriction applies to 75% of the Fund's total assets (50% of the OSM - Salomon Brothers All Cap
         Fund's total assets). The limit does not apply to securities issued by the U.S. Government or any of its agencies or instrumentalities or securities of other investment companies.
      |_|   The Fund cannot invest in physical commodities or physical commodity contracts. However, the Fund can buy and sell hedging instruments to the extent specified in its Prospectus and this
         Statement of Additional Information from time to time. The Fund can also buy and sell options, futures, securities or other instruments backed by, or the investment return from which, is linked to changes in the price of, physical commodities.
|_|   The Fund cannot make loans except (a) through lending of securities,
         (b) through the purchase of debt instruments, loan participations or similar evidences of indebtedness, (c) through an inter-fund lending program with other affiliated funds, and (d) through repurchase agreements.
|_|   The Fund cannot borrow money in excess of 33 1/3% of the value of its total assets. The Fund may borrow only from banks and/or affiliated investment companies. With respect to this fundamental policy, the
         Fund can borrow only if it maintains a 300% ratio of assets to borrowings at all times in the manner set forth in the Investment
         Company Act.
|_|   The Fund cannot concentrate investments. That means it cannot invest
         25% or more of its total assets in companies in any one industry.
      |_|   The Fund cannot underwrite securities of other companies. A permitted exception is in case it is deemed to be an underwriter under the Securities Act of 1933 when reselling any securities held in its own portfolio.
|_|   The Fund cannot invest in real estate or in interests in real estate.
         However, the Fund can purchase readily-marketable securities of companies holding real estate or interests in real estate.
|_|   The Fund cannot issue "senior securities."  However, that restriction does not prohibit the Fund from borrowing money subject to the provisions set forth in this Statement of Additional Information, or from entering into margin, collateral or escrow arrangements permitted by its other investment policies.

      |X| Do the Funds Have Any Restrictions That Are Not Fundamental?  Each
Fund has a number of other investment restrictions that are not fundamental policies, which means that they can be changed by vote of a majority of a
Fund's Board of Trustees without shareholder approval.

|_|   A Fund cannot invest in companies for the purpose of acquiring control or management of them.
|_|   A Fund cannot pledge, mortgage or hypothecate any of its assets.
         However, this does not prohibit the escrow arrangements contemplated by writing covered call options or other collateral or margin arrangements in connection with any of the hedging instruments permitted by any of its other investment policies.

      Unless the Prospectus or this Statement of Additional Information states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment. A Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.

      For purposes of a Fund's policy not to concentrate its investments as described above, a Fund has adopted the industry classifications set forth in
Appendix B to this Statement of Additional Information. That is not a fundamental policy.

How the Funds are Managed

Organization and History. Oppenheimer Select Managers (the "Trust") is an
open-end management investment company with an unlimited number of authorized shares of beneficial interest. The Trust was organized as a Massachusetts business trust on November 10, 2000.

      Classes of Shares.  The Trustees  are  authorized,  without  shareholder approval,  to create new  series and  classes  of  shares.  The  Trustees  may reclassify  unissued  shares of a Fund into  additional  series or  classes of shares.  The Trustees  also may divide or combine the shares of a class into a greater  or  lesser  number  of  shares  without  changing  the  proportionate beneficial  interest  of a  shareholder  in  the  Fund.  Shares  do  not  have cumulative voting rights or preemptive or subscription  rights.  Shares may be voted in person or by proxy at shareholder meetings.

      Each Fund currently has five classes of shares: Class A, Class B, Class
C, Class N and Class Y. All classes invest in the same investment portfolio.
Only retirement plans may purchase Class N shares. Only certain institutional investors may elect to purchase Class Y shares. Each class of shares:
o     has its own dividends and distributions,
o     pays certain expenses which may be different for the different classes,
o     may have a different net asset value,
o     may have separate voting rights on matters in which interests of one class are different from interests of another class, and
o     votes as a class on matters that affect that class alone.

      Shares are freely transferable, and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to the vote of shareholders. Each share of a Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class.

      Meetings of Shareholders. As a Massachusetts business trust, the Trust is not required to hold, and does not plan to hold, regular annual meetings of shareholders. The Trust will hold meetings when required to do so by the
Investment Company Act or other applicable law. It will also do so when a shareholder meeting is called by the Trustees or upon proper request of the shareholders.

      Shareholders have the right, upon the declaration in writing or vote of two-thirds of the outstanding shares of the Trust, to remove a Trustee. The
Trustees will call a meeting of shareholders to vote on the removal of a
Trustee upon the written request of the record holders of 10% of its outstanding shares. If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the
Trust's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of a Fund valued at $25,000 or more or constituting at least 1% of a Fund's outstanding shares. The Trustees may also take other action as permitted by the Investment Company Act.

      Shareholder and Trustee Liability. The Trust's Declaration of Trust
contains an express disclaimer of shareholder or Trustee liability for the
Trust's obligations. It also provides for indemnification and reimbursement of expenses out of the Trust's property for any shareholder held personally liable for its obligations. The Declaration of Trust also states that upon request, the Trust shall assume the defense of any claim made against a shareholder for any act or obligation of a Fund and shall satisfy any judgment on that claim. Massachusetts law permits a shareholder of a business trust (such as the Trust) to be held personally liable as a "partner" under certain circumstances. However, the risk that a Fund shareholder will incur financial loss from being held liable as a "partner" of the Trust is limited to the relatively remote circumstances in which the Trust would be unable to meet its obligations.

      The Trust's contractual arrangements state that any person doing business with the Trust and each Fund (and each shareholder of a Fund) agrees under its Declaration of Trust to look solely to the assets of each series for satisfaction of any claim or demand that may arise out of any dealings with that series. Additionally, the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Board of Trustees and Oversight Committees. The Trust and each series of the
Trust is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee each Fund's activities, review its performance, and review the actions of the Adviser and Subadvisers.
Although the Trust will not normally hold annual meetings of its shareholders, it may hold shareholder meetings from time to time on important matters, and shareholders have certain rights to call a meeting to remove a
Trustee or to take other action as described in the Trust's Declaration of
Trust.

      The Board of Trustees has an Audit Committee and a Review Committee.
The Audit Committee is comprised solely of Independent Trustees. The members of the Audit Committee are Edward L. Cameron (Chairman), William L.
Armstrong, George C. Bowen and Robert J. Malone. The Audit Committee held 7 meetings during the fiscal years ended November 30, 2002 and December 3,
2002. The Audit Committee furnishes the Board with recommendations regarding the selection of the Trust's independent auditors. Other main functions of the Audit Committee include, but are not limited to: (i) reviewing the scope and results of audits and the audit fees charged; (ii) reviewing reports from the Trust's independent auditors regarding the Fund's internal accounting procedures and controls; and (iii) establishing a separate line of communication between the Trust's independent auditors and its independent
Trustees.

      The Audit Committee's functions include selecting and nominating, to the full Board, nominees for election as Trustees, and selecting and nominating Independent Trustees for election. The Audit Committee may, but need not, consider the advice and recommendation of the Manager and its affiliates in selecting nominees. The full Board elects new trustees except for those instances when a shareholder vote is required.

      To date, the Committee has been able to identify from its own resources an ample number of qualified candidates. Nonetheless, shareholders may submit names of individuals, accompanied by complete and properly supported resumes, for the Audit Committee's consideration by mailing such information to the
Committee in care of the Trust. The Committee may consider such persons at such time as it meets to consider possible nominees. The Committee, however, reserves sole discretion to determine the candidates to present to the Board and/or shareholders when it meets for the purpose considering potential nominees.

      The members of the Review Committee are Jon S. Fossel (Chairman),
Robert G. Avis, Sam Freedman, Beverly Hamilton and F. William Marshall, Jr.
The Review Committee held 7 meetings during the fiscal years ended November
30, 2002 and December 31, 2002. Among other functions, the Review Committee reviews reports and makes recommendations to the Board concerning the fees paid to the Trust's transfer agent and the services provided to each Fund by the transfer agent. The Review Committee also reviews each Fund's investment performance and policies and procedures adopted by the Trust to comply with
Investment Company Act and other applicable law.

Trustees and Officers of the Trust. Except for Mr. Murphy, each of the
Trustees is an "Independent Trustee," as defined in the Investment Company
Act. Mr. Murphy is an "Interested Trustee," because he is affiliated with the
Manager by virtue of his positions as an officer and director of the Manager, and as a shareholder of its parent company. Mr. Murphy was elected as a
Trustee of the Trust with the understanding that in the event he ceases to be the chief executive officer of the Manager, he will resign as a trustee of the Trust and the other Board II Funds (defined below) for which he is a trustee or director.

      The Trust's Trustees and officers and their positions held with the
Trust and length of service in such position(s) and their principal occupations and business affiliations during the past five years are listed in the chart below. The information for the Trustees also includes the dollar range of shares of the Funds as well as the aggregate dollar range of shares beneficially owned in any of the Oppenheimer funds overseen by the Trustees.
All of the Trustees are also trustees or directors of the following
Oppenheimer funds (except for Ms. Hamilton and Mr. Malone, who are not
Trustees of Oppenheimer Senior Floating Rate Fund and Mr. Murphy is not a
Trustee or Managing General Partner of any of the Centennial trusts)
(referred to as "Board II Funds"):

Oppenheimer Cash Reserves                Oppenheimer Select Managers
Oppenheimer Champion Income Fund         Oppenheimer Senior Floating Rate Fund
Oppenheimer Capital Income Fund          Oppenheimer Strategic Income Fund
Oppenheimer High Yield Fund              Oppenheimer Total Return Fund, Inc.
Oppenheimer International Bond Fund      Oppenheimer Variable Account Funds
Oppenheimer Integrity Funds              Panorama Series Fund, Inc.
Oppenheimer Limited-Term Government Fund Centennial America Fund, L. P.
Oppenheimer Main Street Funds, Inc.      Centennial California Tax Exempt Trust
Oppenheimer   Main  Street   Opportunity
Fund                                     Centennial Government Trust
Oppenheimer Main Street Small Cap Fund   Centennial Money Market Trust
Oppenheimer Municipal Fund               Centennial New York Tax Exempt Trust
Oppenheimer Real Asset Fund              Centennial Tax Exempt Trust

      Present or former  officers,  directors,  trustees  and  employees  (and their immediate  family members) of the Trust, the Manager and its affiliates, and retirement plans  established by them for their employees are permitted to purchase  Class A shares of the Funds and the other  Oppenheimer  funds at net asset  value  without  sales  charge.  The sales  charges on Class A shares is waived for that group because of the  economies of sales  efforts  realized by the Distributor.

      Messrs. Murphy, Masterson, Molleur, Vottiero, Wixted and Zack, and
Mses. Bechtolt, Feld and Ives who are officers of the Trust, respectively hold the same offices with one or more of the other Board II Funds as with the Trust. As of March 11 2003, the Trustees and officers of the Trust, as a group, owned of record or beneficially less than 1% of each class of shares of any Fund. The foregoing statement does not reflect ownership of shares held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under that plan by the officers of the Trust listed above. In addition, each Independent Trustee, and his family members, do not own securities of either the Manager or Distributor of the
Board II Funds or any person directly or indirectly controlling, controlled by or under common control with the Manager or Distributor.

      Trustees and Officers of the Merrill Lynch Maser Funds. For information about the Trustees and Officers of the Quantitative Master Series Trust (the
Master Fund in which the OSM - Mercury Advisors SP 500 Index Fund invests all of its assets) you should refer to the Registration Statement of the
Quantitative Master Series Trust (Investment Company Act File No. 811-7885).
For information about the Trustees and Officers of the Master Focus Twenty
Trust (the Master Fund in which the OSM - Mercury Advisors Focus Growth Fund invests all of its assets) you should refer to the Registration Statement of the Mast Focus Twenty Trust (Investment Company Act File No. 811-08735). You
can review each Trust's Registration Statement at the SEC's website at
www.sec.gov.

      Affiliated Transactions and Material Business Relationships. In 2001,
Mr. Swain surrendered for cancellation 60,000 options of Oppenheimer
Acquisition Company ("OAC") (the Manager's parent holding company) to
MassMutual for a cash payment of $2,700,600.

      Mr. Swain has reported that he sold a residential property to Mr.
Freedman on October 23, 2001 for $1.2 million. An independent appraisal of the property supported the sale price.

      The address of each Trustee in the chart below is 6803 S. Tucson Way,
Centennial, CO 80112-3924. Each Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.

-------------------------------------------------------------------------------------
                                Independent Trustees
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,               Principal Occupation(s) During Past 5     Dollar     Aggregate
                                                                         Dollar
                                                                         Range Of
                                                                         Shares
                                                                         Beneficially
                                                                         Owned in
                    Years;                                    Range of   Any of the
Position(s) Held    Other Trusteeships/Directorships Held by  Shares     Oppenheimer
with Fund,          Trustee;                                  BeneficiallFunds
Length of Service,  Number of Portfolios in Fund Complex      Owned in   Overseen
Age                 Currently Overseen by Trustee             each Fund  by Trustee
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                                As of December 31,
                                                                       2002
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
James C. Swain,     Formerly,  Chief Executive Officer (until $0         Over
Chairman and        August  27,  2002) of the Board II Funds,            $100,000
Trustee since 2001  Vice Chairman  (until January 2, 2002) of
Age: 69             the Manager and  President and a director
                    (until   1997)   of   Centennial    Asset
                    Management  Corporation  (a  wholly-owned
                    investment  advisory  subsidiary  of  the
                    Manager).  Oversees 42  portfolios in the
                    OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
William L.          Chairman   of   the   following   private $0         $50,001-
Armstrong,          mortgage banking companies:  Cherry Creek            $100,000
Trustee since 2001  Mortgage     Company     (since    1991),
Age: 66             Centennial  State Mortgage Company (since
                    1994),   The  El  Paso  Mortgage  Company
                    (since   1993),    Transland    Financial
                    Services,  Inc. (since 1997); Chairman of
                    the following  private  companies:  Great
                    Frontier  Insurance   (insurance  agency)
                    (since    1995),     Ambassador     Media
                    Corporation and Broadway  Ventures (since
                    1984);   a  director  of  the   following
                    public  companies:   Helmerich    Payne,
                    Inc.  (oil  and  gas  drilling/production
                    company)  (since 1992) and  UNUMProvident
                    (insurance  company)  (since  1991).  Mr.
                    Armstrong is also a  Director/Trustee  of
                    Campus   Crusade   for   Christ  and  the
                    Bradley  Foundation.  Formerly a director
                    of  the  following:   Storage  Technology
                    Corporation  (a  publicly-held   computer
                    equipment company)  (1991-February 2003),
                    International     Family    Entertainment
                    (television   channel)   (1992-1997)  and
                    Natec  Resources,   Inc.  (air  pollution
                    control  equipment and services  company)
                    (1991-1995),  Frontier Real Estate,  Inc.
                    (residential   real   estate   brokerage)
                    (1994-1999),  and  Frontier  Title (title
                    insurance  agency)  (1995-June  1999);  a
                    U.S.   Senator   (January    1979-January
                    1991).  Oversees  42  portfolios  in  the
                    OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Robert G. Avis,     Formerly,  Director and President of A.G. $0         $1-$10,000
Trustee since 2001  Edwards  Capital,  Inc.  (General Partner
Age: 71             of private equity funds) (until  February
                    2001);  Chairman,   President  and  Chief
                    Executive   Officer   of   A.G.   Edwards
                    Capital,  Inc.  (until March 2000);  Vice
                    Chairman  and  Director of A.G.  Edwards,
                    Inc. and Vice Chairman of A.G.  Edwards
                    Sons,   Inc.   (its   brokerage   company
                    subsidiary) (until March 1999);  Chairman
                    of A.G.  Edwards Trust Company and A.G.E.
                    Asset  Management   (investment  advisor)
                    (until  March   1999);   and  a  Director
                    (until  March  2000)  of A.G.  Edwards
                    Sons  and  A.G.  Edwards  Trust  Company.
                    Oversees    42    portfolios    in    the
                    OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
George C. Bowen,    Formerly (until April 1999):  Senior Vice $0         Over
Trustee since 2001  President   (from   September  1987)  and            $100,000
Age: 66             Treasurer   (from   March  1985)  of  the
                    Manager;  Vice President (from June 1983)
                    and  Treasurer   (since  March  1985)  of
                    OppenheimerFunds   Distributor,  Inc.  (a
                    subsidiary of the  Manager);  Senior Vice
                    President    (since    February    1992),
                    Treasurer  (since  July  1991)  Assistant
                    Secretary and a director  (since December
                    1991)  of  Centennial   Asset  Management
                    Corporation;    Vice   President   (since
                    October 1989) and Treasurer  (since April
                    1986)  of  HarbourView  Asset  Management
                    Corporation   (an   investment   advisory
                    subsidiary  of the  Manager);  President,
                    Treasurer    and   a    director    (June
                    1989-January  1990) of Centennial Capital
                    Corporation   (an   investment   advisory
                    subsidiary   of   the   Manager);    Vice
                    President  and  Treasurer  (since  August
                    1978) and  Secretary  (since  April 1981)
                    of   Shareholder   Services,    Inc.   (a
                    transfer   agent    subsidiary   of   the
                    Manager);  Vice President,  Treasurer and
                    Secretary   (since   November   1989)  of
                    Shareholder  Financial Services,  Inc. (a
                    transfer   agent    subsidiary   of   the
                    Manager);   Assistant   Treasurer  (since
                    March  1998) of  Oppenheimer  Acquisition
                    Corp.      (the     Manager's      parent
                    corporation);  Treasurer  (since November
                    1989)    of    Oppenheimer    Partnership
                    Holdings,   Inc.   (a   holding   company
                    subsidiary   of   the   Manager);    Vice
                    President  and   Treasurer   (since  July
                    1996)   of    Oppenheimer    Real   Asset
                    Management,  Inc. (an investment advisory
                    subsidiary   of   the   Manager);   Chief
                    Executive  Officer  and  director  (since
                    March  1996)  of  MultiSource   Services,
                    Inc. (a  broker-dealer  subsidiary of the
                    Manager);  Treasurer (since October 1997)
                    of  OppenheimerFunds  International  Ltd.
                    and  Oppenheimer   Millennium  Funds  plc
                    (offshore  fund  management  subsidiaries
                    of the  Manager).  Oversees 42 portfolios
                    in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Edward L. Cameron,  A  member  of The  Life  Guard  of  Mount $0         $50,001-
Trustee since 2001  Vernon,  George  Washington's home (since            $100,000
Age: 64             June  2000).  Formerly  (March 2001 - May
                    2002)  Director of Genetic  ID, Inc.  and
                    its   subsidiaries   (a  privately   held
                    biotech   company);    a   partner   with
                    PricewaterhouseCoopers      LLP     (from
                    1974-1999)  (an   accounting   firm)  and
                    Chairman    (from    1994-1998),    Price
                    Waterhouse    LLP    Global    Investment
                    Management   Industry   Services   Group.
                    Oversees    42    portfolios    in    the
                    OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Jon S. Fossel,      Chairman  and  Director  (since  1998) of $0         Over
Trustee since 2001  Rocky    Mountain   Elk   Foundation   (a            $100,000
Age: 61             not-for-profit    foundation);    and   a
                    director  (since  October  1999)  of P.R.
                    Pharmaceuticals    (a   privately    held
                    company) and  UNUMProvident (an insurance
                    company)  (since June 1, 2002).  Formerly
                    Chairman  and a director  (until  October
                    1996) and President  and Chief  Executive
                    Officer   (until  October  1995)  of  the
                    Manager;   President,   Chief   Executive
                    Officer  and a  director  of  Oppenheimer
                    Acquisition Corp.,  Shareholders Services
                    Inc.    and    Shareholder     Financials
                    Services,   Inc.  (until  October  1995).
                    Oversees    42    portfolios    in    the
                    OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Sam Freedman,       Director    of    Colorado    Uplift   (a $0         Over
Trustee since 2001  non-profit   charity)  (since   September            $100,000
Age: 62             1984).  Formerly (until October 1994) Mr.
                    Freedman   held   several   positions  in
                    subsidiary  or  affiliated  companies  of
                    the Manager.  Oversees 42  portfolios  in
                    the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Beverly          L. Trustee   (since   1996)  of   MassMutual $0         $10,001-$50,000
Hamilton,           Institutional  Funds  and of  MML  Series
Trustee since 2002  Investment   Fund  (open-end   investment
Age: 56             companies);   Director  of  MML  Services
                    (since  April  1987)  and  America  Funds
                    Emerging   Markets   Growth  Fund  (since
                    October   1991)   (both  are   investment
                    companies),  The California  Endowment (a
                    philanthropy  organization)  (since April
                    2002),   and   Community    Hospital   of
                    Monterey   Peninsula,   (since   February
                    2002);  a trustee  (since  February 2000)
                    of  Monterey  International  Studies  (an
                    educational    organization),    and   an
                    advisor to Unilever  (Holland)'s  pension
                    fund and to Credit Suisse First  Boston's
                    Sprout   venture   capital   unit.   Mrs.
                    Hamilton   also  is  a   member   of  the
                    investment  committees of the Rockefeller
                    Foundation,  the  University  of Michigan
                    and    Hartford    Hospital.    Formerly,
                    President   (February   1991-April  2000)
                    ARCO   Investment   Management   Company.
                    Oversees    42    portfolios    in    the
                    OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Robert J. Malone,   Director    (since    2001)    of   Jones $0         Over
Trustee since 2002  Knowledge,   Inc.   (a   privately   held            $100,000
Age: 58             company), U.S. Exploration,  Inc., (since
                    1997),   Colorado  UpLIFT  (a  non-profit
                    organization)  (since 1986) and a trustee
                    of  the   Gallagher   Family   Foundation
                    (non-profit  organization)  (since 2000).
                    Formerly,   Chairman  of  U.S.   Bank  (a
                    subsidiary  of U.S.  Bancorp and formerly
                    Colorado     National     Bank,)    (July
                    1996-April  1,  1999) and a  director  of
                    Commercial   Assets,    Inc.   (a   REIT)
                    (1993-2000).  Oversees 42  portfolios  in
                    the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
F. William          Trustee   (since   1996)  of   MassMutual $0         Over
Marshall, Jr.,      Institutional  Funds  and of  MML  Series            $100,000
Trustee since 2001  Investment   Fund  (open-end   investment
Age: 60             companies);    Trustee    (since   1987),
                    Chairman  of the Board  (since  2003) and
                    Chairman  of  the  investment   committee
                    (since 1994) for the  Worcester  Polytech
                    Institute;    President   and   Treasurer
                    (since  January  1999) of the SIS Fund (a
                    private not for profit  charitable fund);
                    Trustee  (since 1995) of the  Springfield
                    Library and Museum  Association;  Trustee
                    (since  1996)  of  the  Community   Music
                    School of Springfield.  Formerly,  member
                    of  the   investment   committee  of  the
                    Community     Foundation    of    Western
                    Massachusetts  (1998  -  2003);  Chairman
                    (January  1999-July 1999) of SIS  Family
                    Bank,   F.S.B.   (formerly   SIS   Bank);
                    President,  Chief  Executive  Officer and
                    Director (May 1993-December  1998) of SIS
                    Bankcorp,  Inc.  and SIS  Bank  (formerly
                    Springfield  Institution for Savings) and
                    Executive   Vice    President    (January
                    1999-July   1999)  of  Peoples   Heritage
                    Financial   Group,   Inc.   Oversees   42
                    portfolios   in   the    OppenheimerFunds
                    complex.
-------------------------------------------------------------------------------------

      The address of Mr. Murphy in the chart below is 498 Seventh Avenue, New
York, NY 10018. Mr. Murphy serves for an indefinite term, until his resignation, death or removal.

-------------------------------------------------------------------------------------
                           Interested Trustee and Officer
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,              Principal Occupation(s) During Past 5      Dollar     Aggregate
                                                                         Dollar
                                                                         Range Of
                                                                         Shares
                   Years;                                     Range of   Beneficially
Position(s) Held   Other Trusteeships/Directorships Held by   Shares     Owned in
with Fund,         Trustee;                                   BeneficiallAny of the
Length of Service, Number of Portfolios in Fund Complex       Owned in   Oppenheimer
Age                Currently Overseen by Trustee              each Fund  Funds
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                                As of December 31,
                                                                       2002
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
John V. Murphy,    Chairman,   Chief  Executive  Officer  and $0         Over
President and      director  (since June 2001) and  President            $100,000
Trustee since 2001 (since  September  2000)  of the  Manager;
Age: 53            President  and a  director  or  trustee of
                   other Oppenheimer  funds;  President and a
                   director  (since July 2001) of Oppenheimer
                   Acquisition   Corp.   and  of  Oppenheimer
                   Partnership  Holdings,  Inc.;  a  director
                   (since November 2001) of  OppenheimerFunds
                   Distributor,    Inc.;   Chairman   and   a
                   director  (since July 2001) of Shareholder
                   Services,    Inc.   and   of   Shareholder
                   Financial Services,  Inc.; President and a
                   director     (since    July    2001)    of
                   OppenheimerFunds    Legacy    Program   (a
                   charitable  trust program  established  by
                   the Manager);  a director of the following
                   investment   advisory    subsidiaries   of
                   OppenheimerFunds,  Inc.: OFI Institutional
                   Asset  Management,   Inc.  and  Centennial
                   Asset   Management    Corporation   (since
                   November    2001),    HarbourView    Asset
                   Management  Corporation  and  OFI  Private
                   Investments,   Inc.   (since  July  2001);
                   President  (since  November 1, 2001) and a
                   director  (since July 2001) of Oppenheimer
                   Real Asset  Management,  Inc.;  a director
                   (since    November    2001)   of   Trinity
                   Investment  Management  Corp.  and Tremont
                   Advisers,    Inc.   (investment   advisory
                   affiliates  of  the  Manager);   Executive
                   Vice  President  (since  February 1997) of
                   Massachusetts    Mutual   Life   Insurance
                   Company (the Manager's parent company);  a
                   director   (since   June   1995)   of  DLB
                   Acquisition    Corporation    (a   holding
                   company  that  owns  shares  of  David  L.
                   Babson  Company,  Inc.); formerly,  Chief
                   Operating  Officer  (September   2000-June
                   2001)  of  the  Manager;   President   and
                   trustee (November  1999-November  2001) of
                   MML Series  Investment Fund and MassMutual
                   Institutional  Funds (open-end  investment
                   companies);    a    director    (September
                   1999-August  2000) of C.M. Life  Insurance
                   Company;    President,   Chief   Executive
                   Officer    and     director     (September
                   1999-August  2000) of MML Bay  State  Life
                   Insurance   Company;   a  director   (June
                   1989-June  1998) of Emerald  Isle  Bancorp
                   and Hibernia  Savings Bank (a wholly-owned
                   subsidiary   of  Emerald  Isle   Bancorp).
                   Oversees    74     portfolios    in    the
                   OppenheimerFunds complex.
-------------------------------------------------------------------------------------

      The address of the Officers in the chart below is as follows: for
Messrs. Molleur and Zack and Ms. Feld, 498 Seventh Avenue, New York, NY
10018, for Messrs. Masterson, Vottiero and Wixted and Mses. Bechtolt and
Ives, 6803 S. Tucson Way, Centennial, CO 80112-3924. Each Officer serves for an annual term or until his or her earlier resignation, death or removal.

-------------------------------------------------------------------------------------
                                Officers of the Fund
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,                   Principal Occupation(s) During Past 5 Years
Position(s) Held with
Fund,
Length of Service,
Age
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Brian W. Wixted,        Senior Vice  President and  Treasurer  (since March 1999) of
Treasurer,    Principal the Manager;  Treasurer  (since  March 1999) of  HarbourView
Financial           and Asset Management  Corporation,  Shareholder Services,  Inc.,
Accounting      Officer Oppenheimer Real Asset Management  Corporation,  Shareholder
since 2001              Financial Services,  Inc., Oppenheimer Partnership Holdings,
Age: 43                 Inc.,  OFI Private  Investments,  Inc.  (since  March 2000),
                        OppenheimerFunds    International   Ltd.   and   Oppenheimer
                        Millennium Funds plc (since May 2000) and OFI  Institutional
                        Asset Management,  Inc. (since November 2000); Treasurer and
                        Chief  Financial  Officer  (since  May 2000) of  Oppenheimer
                        Trust Company (a trust  company  subsidiary of the Manager);
                        Assistant   Treasurer  (since  March  1999)  of  Oppenheimer
                        Acquisition  Corp.  and   OppenheimerFunds   Legacy  Program
                        (since April 2000);  formerly  Principal and Chief Operating
                        Officer    (March    1995-March    1999),    Bankers   Trust
                        Company-Mutual  Fund  Services  Division.  An  officer of 90 portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Connie Bechtolt,        Assistant Vice President of the Manager  (since September
Assistant Treasurer     1998); formerly Manager/Fund Accounting (September
since 2002              1994-September 1998) of the Manager. An officer of 90
Age: 39                 portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Philip Vottiero,        Vice  President/Fund  Accounting of the Manager (since March
Assistant Treasurer     2002;  formerly Vice  President/Corporate  Accounting of the
since 2002              Manager (July  1999-March  2002) prior to which he was Chief
Age: 39                 Financial  Officer at Sovlink  Corporation  (April 1996-June
                        1999).  An officer of 90 portfolios in the  OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Robert G. Zack,         Senior Vice President  (since May 1985) and General  Counsel
Vice President         (since February 2002) of the Manager;  General Counsel and a
Secretary since 2001    director   (since   November   2001)   of   OppenheimerFunds
Age: 54                 Distributor,   Inc.;   Senior  Vice  President  and  General
                        Counsel  (since   November   2001)  of   HarbourView   Asset
                        Management  Corporation;   Vice  President  and  a  director
                        (since November 2000) of Oppenheimer  Partnership  Holdings,
                        Inc.; Senior Vice President,  General Counsel and a director
                        (since  November  2001)  of  Shareholder   Services,   Inc.,
                        Shareholder   Financial   Services,    Inc.,   OFI   Private
                        Investments,   Inc.,   Oppenheimer  Trust  Company  and  OFI
                        Institutional   Asset  Management,   Inc.;  General  Counsel
                        (since  November  2001)  of  Centennial   Asset   Management
                        Corporation;   a   director   (since   November   2001)   of
                        Oppenheimer   Real   Asset   Management,   Inc.;   Assistant
                        Secretary   and  a  director   (since   November   2001)  of
                        OppenheimerFunds  International  Ltd.; Vice President (since
                        November   2001)   of   OppenheimerFunds   Legacy   Program;
                        Secretary  (since November 2001) of Oppenheimer  Acquisition
                        Corp.;    formerly   Acting   General   Counsel    (November
                        2001-February  2002)  and  Associate  General  Counsel  (May
                        1981-October  2001) of the Manager;  Assistant  Secretary of
                        Shareholder   Services,   Inc.  (May  1985-November   2001),
                        Shareholder     Financial    Services,     Inc.    (November
                        1989-November  2001);  OppenheimerFunds  International  Ltd.
                        And Oppenheimer  Millennium Funds plc (October 1997-November
                        2001).  An officer of 90 portfolios in the  OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Katherine P. Feld,      Vice  President and Senior  Counsel (since July 1999) of the
Assistant Secretary     Manager;    Vice    President    (since    June   1990)   of
since 2001              OppenheimerFunds    Distributor,    Inc.;   Director,   Vice
Age: 44                 President  and  Assistant  Secretary  (since  June  1999) of
                        Centennial  Asset  Management  Corporation;  Vice  President
                        (since 1997) of  Oppenheimer  Real Asset  Management,  Inc.;
                        formerly  Vice  President  and  Associate   Counsel  of  the
                        Manager (June  1990-July  1999). An officer of 90 portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Kathleen T. Ives,       Vice  President and Assistant  Counsel  (since June 1998) of
Assistant Secretary     the    Manager;    Vice    President    (since    1999)   of
since 2001              OppenheimerFunds  Distributor,   Inc.;  Vice  President  and
Age: 37                 Assistant  Secretary  (since 1999) of Shareholder  Services,
                        Inc.;   Assistant   Secretary   (since   December  2001)  of
                        OppenheimerFunds  Legacy Program and  Shareholder  Financial
                        Services,   Inc.;  formerly  Assistant  Vice  President  and
                        Assistant  Counsel of the Manager (August  1997-June  1998);
                        Assistant Counsel of the Manager (August  1994-August 1997).
                        An officer of 90 portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Philip T. Masterson,    Vice President and Assistant Counsel of the Manager (since
Assistant Secretary     July 1998); formerly, an associate with Davis, Graham,
since 2002              Stubbs LLP (January 1997-June 1998). An officer of 90
Age: 39                 portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Denis R. Molleur,       Vice  President  and Senior  Counsel of the  Manager  (since
Assistant Secretary     July 1999);  formerly a Vice President and Associate Counsel
since 2001              of the Manager (September  1995-July 1999). An officer of 83
Age: 45                 portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------

      |X| Remuneration of Trustees. The officers of the Trust and one
Trustee, Mr. Murphy, are affiliated with the Manager and receive no salary or fee from the Funds. The remaining Trustees receive the compensation shown below. The aggregate compensation from each Fund is for its fiscal year ending November 31, 2002 (December 31, 2002 for the OSM - Mercury Advisors
SP 500 Index Fund). The compensation from all of the Board II funds includes the compensation from the Funds and represents compensation received as a director, trustee, managing general partner or member of a committee of the
Board during the calendar year 2002.

---------------------------------------------------------------------------------
                             Aggregate Compensation from Funds          Total
                                                                      Compensation
                                                                      from
                                                                      Funds and
                                                                      Fund
                                                                      Complex
                                                                      Paid to
                                                                      Trustees*
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Name of Trustee       MercuryMercury         Jennison
                      AdvisorAdvisors  QM            SalomonGartmore
                      SP     Focus  Active          BrotherMillennium
                       500   Growth  Balanced        All     Growth
                      Index   Fund2   Fund2  Growth   Cap     Fund2
                      Fund1                   Fund2  Fund2
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James C. Swain         $726   $676    $663    $647    $691    $661     $177,996
Chairman of the Board
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William Armstrong
Audit Committee        $375   $350    $343    $335    $357    $342     $92,076
Member
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert G. Avis
Review Committee       $376   $350    $344    $335    $358    $342     $92,199
Member
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George C. Bowen
Audit Committee        $372   $346    $340    $331    $354    $338     $91,124
Member
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward Cameron
Audit Committee        $407   $379    $372    $363    $387    $370     $99,743
Chairman
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John S. Fossel
Review Committee       $386   $382    $375    $366    $391    $374     $100,723
Chairman
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Sam Freedman
Review Committee       $376   $350    $344    $335    $358    $342     $92,199
Member
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Beverly Hamilton5
Review Committee      $2386   $2216   $2176   $2126  $2266    $2166    $58,3267
Member
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert J. Malone5
Audit Committee       $2388   $2218   $2178   $2128  $2268    $2168    $58,326
Member
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
F. William Marshall
Review Committee       $372   $346    $340    $331    $354    $338     $91,1249
Member
---------------------------------------------------------------------------------
1. For the Fund's fiscal year ended December 31, 2002.
2. For the Fund's fiscal year ended November 30, 2002.
3. Effective July 1, 2002, C. Howard Kast and Robert M. Kirchner retired as
Trustees from the Board II Funds For the fiscal years shown in the table, Mr.
Kast received $946 and Mr. Kirchner received $867 aggregate compensation from the Fund. For the calendar year ended December 31, 2002, Mr. Kast received
$41,451 and Mr. Kirchner received $38,001 total compensation from all of the
Oppenheimer funds for which they served as Trustees.
4. Aggregate Compensation From Fund includes fees and deferred compensation, if any, for a Trustee.
5. Mrs. Hamilton and Mr. Malone were elected as Trustees of the Board II
Funds effective June 1, 2002. Compensation for Mrs. Hamilton and Mr. Malone
was paid by all the Board II Funds, with the exception of Oppenheimer Senior
Floating Rate Fund for which they currently do not serve as Trustees (total of 42 Oppenheimer funds).
6. Includes $660 deferred under Deferred Compensation Plan described below.
7. Includes $55,333 compensation (of which 100% was deferred under a deferred compensation plan) paid to Mrs. Hamilton for serving as a trustee by two open-end investment companies (MassMutual Institutional Funds and MML Series
Investment Fund) the investment adviser for which is the indirect parent company of the Fund's Manager. The Manager also serves as the Sub-Advisor to the MassMutual International Equity Fund, a series of MassMutual
Institutional Funds.
8. Includes $1,130 deferred under Deferred Compensation Plan described below.
9. Includes $47,000 of compensation paid to Mr. Marshall for serving as a trustee by two open-end investment companies (MassMutual Institutional Funds and MML Series Investment Fund) the investment adviser for which is the indirect parent company of the Fund's Manager. The Manager also serves as the
Sub-Advisor to the MassMutual International Equity Fund, a series of
MassMutual Institutional Funds.
* For purposes of this section only, "Fund Complex" includes the Oppenheimer funds, MassMutual Institutional Funds and MML Series Investment Fund in
accordance with the instructions for Form N-1A. The Manager does not consider
MassMutual Institutional Funds and MML Series Investment Fund to be part of the OppenheimerFunds "Fund Complex" as that term may be otherwise interpreted.

      |X| Deferred Compensation Plan for Trustees. The Board of Trustees has
adopted a Deferred Compensation Plan for disinterested Trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from a Fund. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the
Trustee. The amount paid to the Trustee under the plan will be determined based upon the performance of the selected funds.

      Deferral of Trustees' fees under the plan will not materially affect the Funds' assets, liabilities and net income per share. The plan will not obligate the Fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the Commission, the Funds may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the Trustee's deferred fee account.

      |X| Major Shareholders. As of March 11, 2003, the only persons who owned of record or were known by the Funds to own beneficially 5% or more of any class of the Funds' outstanding securities were:

      OSM - Mercury Advisors SP 500 Index Fund
      RELIANCE TRUST CO CUST FBO PATHLORE , 401K PROF SHARING PLAN, PO BOX
      48529, ATLANTA GA 30362-1529, which owned 69,200.816 Class A shares
      (6.72% of the Class A shares then outstanding);
      RPSS TR, TRIM SYSTEMS LLC, 401K PLAN, ATTN: HALLIE BURKE, 5700
      PERIMETER DR STE A, DUBLIN OH 43017-3253, which owned 65,410.310 Class
      A shares (6.35% of the Class A shares then outstanding);
      RPSS TR, J KINGS FOOD SERVICE, PROFESSIONALS INC 401K PLAN, ATTN:
      MELISSA SHULMAN. 700 FURROWS RD, HOLTSVILLE NY 11742-2001, which owned
      60,753.569 Class A shares (5.89% of the Class A shares then outstanding);
      RELIANCE TRUST COMPANY TR, CORNELL COMPANIES INC, PO BOX 48529, ATLANTA
      GA 30362-1529, which owned 207,188.686 Class N shares (10.21% of the
      Class N shares then outstanding);
      OPPENHEIMERFUNDS INC, C/O RAY OLSON BLDG 2, 6803 S TUCSON WAY,
      CENTENNIAL CO 80112-3924, which owned 100.00 Class Y shares (81.16% of the Class Y shares then outstanding);
      RPSS TR ROLLOVER IRA, FBO DOUGLAS J SCHOENFELD, 503 ALPINE LN, HOLMEN
      WI 54636-9143, which owned 23.201 Class Y shares (18.83% of the Class Y shares then outstanding).

      OSM - Mercury Advisors Focus Growth Fund
      RPSS TR ROLLOVER IRA, FBO JOHN R HAYES, 7026 SAN ALTOS CIR, CITRUS
      HEIGHTS CA 95621-4362, which owned 22,677.685 Class B shares (7.19% of the Class B shares then outstanding);
      MARLENE CASTLE / DOUG CASTLE TR, EXCEL FABRICATING INC, 2301 NEVADA AVE
      N, GOLDEN VALLEY MN  55427-3609, which owned 17,252.852 Class C shares
      (6.59% of the Class Y shares then outstanding);
      G CANINO T WALSH  J VAN SON TR, ISLAND RISK MANAGEMENT ASSOC, 401K
      PLAN, 65 W HILLS RD, HUNTINGTN STA NY  11746-2305, which owned
      10,849.813 Class N shares (34.52% of the Class N shares then outstanding);
      RPSS TR ROLLOVER IRA, FBO SUZANNE M OSTRANDER, 34 GARROW AVE,
      PEQUANNOCK NJ 07440-1603, which owned 4,119.850 Class N shares (13.10%
      of the Class N shares than outstanding);
      RPSS TR ROLLOVER IRA, FBO MOUSTAFA O NASR, 25525 VIA PALADAR, VALENCIA
      CA 91355-3153, which owned 3,662.149 Class N shares (11.65% of the
      Class N shares then outstanding);
      OPPENHEIMERFUNDS INC, C/O RAY OLSON BLDG 2, 6803 S TUCSON WAY,
      CENTENNIAL CO 80112-3924, which owned 100.00 Class Y shares (100.00% of the Class Y shares then outstanding).

      OSM - QM Active Balanced Fund
      OPPENHEIMERFUNDS,  DISTRIBUTOR INC, ATTN: RAY OLSON,  6803 S TUCSON WAY,
      ENGLEWOOD  CO  80112-3924,   which  owned  500,000.000  Class  A  shares
      (84.87% of the Class A shares then outstanding);
      LAWRENCE  T BLOCH,  365 W 28TH ST #18H,  NEW YORK NY  10001-7917,  which owned  5,292.000  Class B  shares  (7.88%  of the  Class B  shares  then outstanding);
      MLPFS  CUST FBO,  KENNETH  GOTTLIEB  IRA,  FBO KENNETH  GOTTLIEB,  7715
      SOUTHAMPTON  TER #E411,  TAMARAC FL  33321-9110,  which owned  4,721.000
      Class B shares (7.03% of the Class B shares then outstanding);
      RPSS CUST  403-B  PLAN,  ROME CITY  SCHOOLS,  FBO  ANTHONY J VINCI,  804
      HICKORY ST, ROME NY  13440-2132,  which owned  7,157.194  Class B shares
      (10.65% of the Class B shares then outstanding);
      RPSS  TR  IRA,  FBO  GLENN  R  WHITNEY,  PO  BOX  27,  MOUNTAINVILLE  NY
      10953-0027,  which owned  3,863.063  Class B shares (5.75%of the Class B shares then outstanding);
      RPSS TR, GAZETTEN  CONTRACTING INC, 401(K) PLAN,  ATTN:  WILLIAM A CYNE,
      58 W 40TH ST, NEW YORK NY  10018-2658,  which  owned  3,679.244  Class B shares (5.47% of the Class B shares then outstanding);
      RPSS TR ROLLOVER  IRA,  FBO MARTIN C SCHNEIDER,  7860 MISSION  CENTER CT
      STE 205, SAN DIEGO CA 92108-1331,  which owned  6,476.275 Class C shares
      (8.79% of the Class C shares then outstanding);
      RPSS TR ROLLOVER  IRA,  FBO SALLY  HENSLEY,  3812 MINERS  LOOP,  COEUR D
      ALENE ID 83815-9691,  which owned 4,394.186 Class C shares (5.96% of the
      Class C shares then outstanding);
      RPSS TR, MATHENY MOTOR TRUCK CO, 401(K) PLAN, ATTN MARNI KEPPLE,  PO BOX
      1304,  PARKERSBURG WV 26102-1304,  which owned 21,406.576 Class N shares
      (39.00% of the Class N  shares then outstanding);
      RPSS TR,  BLACHFORD  INVESTMENTS  INC, 401K PLAN,  ATTN: DORI WITT, 1400
      NUCLEAR DR, WEST CHICAGO IL 60185-1636,  which owned  20,939.496 Class N shares (38.14% of the Class N shares then outstanding);
      RPSS TR ROLLOVER  IRA, FBO KENNETH T HARTMAN,  614 HANOVER LN, IRVING TX
      75062-8918,  which owned  3,272.463 Class N shares (5.96% of the Class N shares then outstanding);
      OPPENHEIMERFUNDS  INC,  C/O  RAY  OLSON  BLDG  2,  6803  S  TUCSON  WAY,
      CENTENNIAL CO 80112-3924,  which owned 100.00 Class Y shares (100.00% of the Class Y shares then outstanding).

      OSM - Jennison Growth Fund
      OPPENHEIMERFUNDS,  DISTRIBUTOR  INC, ATTN: RAY OLSON,  803 S TUCSON WAY,
      ENGLEWOOD CO 80112-3924,  which owned 500,000.000 Class A shares (62.02%
      of the Class A shares then outstanding);
      RPSS TR, GREYSTAR  MANAGEMENT SERVICES LP, 401K PLAN, ATTN TONY WHEELER,
      3411  RICHMOND  AVE  STE  200,   HOUSTON  TX  77046-3412,   which  owned
      41,115.372Class   N  shares   (16.27%   of  the  Class  N  shares   then
      outstanding);
      RPSS  TR,  CAPITAL  COMMUNICATIONS  FEDERAL,  401(K)  PLAN,  ATTN  NANCY
      DURIVAGE,   18  COMPUTER  DR  E,  ALBANY  NY  12205-1111,   which  owned
      34,817.417   Class  N  shares   (13.78%  of  the  Class  N  shares  then
      outstanding);
      ROLLIN  M DICK  TR,  HAVERSTICK  CONSULTING  INC,  401K  PLAN,  11405  N
      PENNSYLVANIA  ST STE 210, CARMEL IN 46032-6905,  which owned  31,919.001
      Class N shares (12.63% of the Class N shares then outstanding);
      RPSS TR, COSMETIC ESSENCE INC, 401(K) PLAN, ATTN: CAMILLE CALVONI,  2182
      ROUTE 35, HOLMDEL NJ 07733-1125,  which owned  27,676.000 Class N shares
      (10.95% of the Class N shares then outstanding);
      RPSS TR,  FIDELITY  DEPOSIT    DISCOUNT  BAN,  401(K)  PLAN,  BLAKELY
      DRINKER STS,  DUNMORE PA 18512,  which owned  15,118.713  Class N shares
      (5.98% of the Class N shares then outstanding);
      LYN H  HAMMOND  TR,  PELHAM  FAMILY  PRACTICE  401K,  25  CREEKVIEW  CT,
      GREENVILLE SC 29615-4800,  which owned  12,785.683 Class N shares (5.06%
      of the Class N shares then outstanding);
      OPPENHEIMERFUNDS  INC,  C/O  RAY  OLSON  BLDG  2,  6803  S  TUCSON  WAY,
      CENTENNIAL CO 80112-3924,  which owned 100.00 Class Y shares (100.00% of the Class Y shares then outstanding).

      OSM - Salomon Brothers All Cap Fund
      RPSS TR, UMG  MANUFACTURING   LOGISTICS INC 401K,  ATTN ANGELA M JONES,
      700 S BATTLEGROUND  AVE,  GROVER NC 28073-9541,  which owned  41,618.100
      Class A shares (5.74% of the Class A shares then outstanding);
      SHELIA  LITTLETON ET AL TR,  LEGACY BANK OF TEXAS 401K,  5000 LEGACY DR,
      PLANO TX 75024-3100,  which owned  83,321.069  Class N shares (10.18% of the Class N shares then outstanding);
      MCB  TRUST  SERVICES  TTEE,  LINDEN  MOTOR  FREIGHT  CO INC,  NON  UNION
      EMPLOYEE,  700  17TH ST STE  150,  DENVER  CO  80202-3507,  which  owned
      75,784.126   Class  N  shares   (9.26%  of  the  Class  N  shares   then
      outstanding);
      WEBB, BECK  DAWSON TR,  BECK,REDDEN  SECREST PSP, 1221 MCKINNEY ST STE
      4500,  HOUSTON TX  77010-2029,  which  owned  68,349.298  Class N shares
      (8.35% of the Class N shares then outstanding);
      RPSS TR, DOBBS  BROTHERS  MANAGEMENT  SERVI,  401(K) PLAN,  ATTN:  JOYCE
      HOWELL,  5170 SANDERLIN AVE STE 102, MEMPHIS TN 38117-4359,  which owned
      47,431.106   Class  N  shares   (5.79%  of  the  Class  N  shares   then
      outstanding);
      OPPENHEIMERFUNDS  INC,  C/O  RAY  OLSON  BLDG  2,  6803  S  TUCSON  WAY,
      CENTENNIAL  CO  80112-3924,  which owned 100.00 Class Y shares  (100.00%
      of the Class Y shares then outstanding);

      OSM - Gartmore Millennium Growth Fund II
      OPPENHEIMERFUNDS,  DISTRIBUTOR INC, ATTN: RAY OLSON,  6803 S TUCSON WAY,
      ENGLEWOOD CO 80112-3924,  which owned 500,000.000 Class A shares (92.28%
      of the Class A shares then outstanding);
      MARY S. GIRARDI - IRA,  397 WINDSOR  PLACE,  OCEANSIDE  NY 11572,  which owned  6,685.620  Class B shares  (16.43%  of the  Class B  shares  then outstanding);
      JOHN GARRABRANT - IRA, 173 SHERIDAN AVE, LONGWOOD FL 32750,  which owned
      6,173.718   Class  B  shares   (15.17%  of  the  Class  B  shares   then
      outstanding);
      RPSS TR, CLAIMS  CONFERENCE 401K PLAN, ATTN:  CELESTE LEVY, 15 E 26TH ST
      STE 906, NEW YORK NY 10010-1533,  which owned  2,314.341  Class B shares
      (5.68% of the Class B shares then outstanding);
      MARGARET  HARWELL  - IRA,  6712 NW 1st ,  MARGATE  FL  33063,  who owned
      2,252.747 Class B shares (5.53% of the Class B shares then outstanding);
      MORGAN  STANLEY  DW INC CUST FOR MARY  ELLEN  MALLOY,  PO BOX 250 CHURCH
      STREET  STATION,  NEW YORK NY 10008-0250,  which owned 2,834.994 Class C shares (10.68% of the Class C shares then outstanding);
      RPSS TR  ROLLOVER  IRA,  FBO  PATRICK J BARNETT,  122 N  PROVIDENCE  RD,
      WALLINGFORD PA 19086-6135,  which owned  1,826.445 Class C shares (6.88%
      of the Class C shares then outstanding);
      RPSS CUST  403-B  PLAN,  LEVITTOWN  SCHOOLS,  FBO  LAURA A  DAMURO,  181
      STEWART AVE,  GARDEN CITY NY 11530-2507,  which owned  1,728.374 Class C shares (6.51% of the Class C shares then outstanding);
      ROBERT H LYNCH JR TR, ARISTEIA CAPITAL LLC, ATTN: EDWARD P GOLDMAN,  381
      5TH AVE FL 6, NEW YORK NY  10016-3322,  which  owned  1,524.927  Class C shares (5.74% of the Class C shares then outstanding);
      RPSS  TR  IRA,  FBO  PAUL J  GIAMBALVO,  123  WALNUT  ST,  MIDDLESEX  NJ
      08846-1031,  which owned  1,486.773 Class C shares (5.60% of the Class C shares then outstanding);
      RPSS TR IRA,  FBO MONICA V  WOJTYNIAK,  14  TERRACE  PL,  HICKSVILLE  NY
      11801-4336,  which owned  1,428.890 Class C shares (5.38% of the Class C shares then outstanding);
      ALFRED P DOUGHERTY - IRA,  445  COVETOWER  DR APT 601,  NAPLES FL 34110,
      who owned  1,336.761  Class C shares  (5.03% of the Class C shares  then outstanding);
      RPSS TR,  FIDELITY  DEPOSIT    DISCOUNT  BAN,  401(K)  PLAN,  BLAKELY
      DRINKER  STS,  DUNMORE PA 18512,  which owned  6,184.927  Class N shares
      (47.45% of the Class N shares then outstanding);
      NGOC  MINH  PHAM TR,  NGOC  MINH  PHAM MD  SUONG  MY,  TUONG MD APC DEF
      BENEFIT PLAN, 2363 ULRIC ST STE B, SAN DIEGO CA 92111-6447,  which owned
      4,055.946   Class  N  shares   (31.12%  of  the  Class  N  shares   then
      outstanding);
      JOHN VAN DE WIELE TR,  VAN DE WIELE  ENGINEERING  INC,  401K  PSP,  2925
      BRIARPARK  DR STE 275,  HOUSTON TX  77042-3725,  which  owned  2,097.265
      Class N shares (16.09% of the Class N shares then outstanding);
      OPPENHEIMERFUNDS  INC,  C/O  RAY  OLSON  BLDG  2,  6803  S  TUCSON  WAY,
      CENTENNIAL CO 80112-3924,  which owned 100.00 Class Y shares (100.00% of the Class Y shares then outstanding).

The Manager. The Manager is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company.

      |X| Code of Ethics. The Funds, the Manager, the Adviser and each
Subadviser, and the Distributor each have a Code of Ethics. Each Code is designed to detect and prevent improper personal trading by certain employees that would compete with or take advantage of the Fund's portfolio transactions. Covered persons include persons with knowledge of the investments and investment intentions of the Funds and other funds advised by the Manager. The Codes of Ethics do permit personnel subject to the relevant
Code to invest in securities, including securities that may be purchased or held by the Funds, subject to a number of restrictions and controls.
Compliance with the Code of Ethics is carefully monitored and enforced by the
Manager.

      Each Fund's Code of Ethics is an exhibit to the Funds' registration statement filed with the Securities and Exchange Commission and can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.
You can obtain information about the hours of operation of the Public
Reference Room by calling the SEC at 1-202-942-8090. The Code of Ethics can also be viewed as part of the Fund's registration statement on the SEC's
EDGAR database at the SEC's Internet web site at http://www.sec.gov. Copies may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov., or by writing to the SEC's
Public Reference Section, Washington, D.C. 20549-0102.

Management and Advisory Arrangements - OSM - Mercury Advisors SP 500 Index
Fund and OSM - Mercury Advisors Focus Growth Fund

      Management Services and Management Fee. The OSM - Mercury Advisors SP
500 Index Fund and the OSM - Mercury Advisors Focus Growth Fund each invests all of its assets in shares of a Master Fund. Accordingly, these Funds do not invest directly in portfolio securities and do not require investment advisory services. All portfolio management occurs at the level of the respective Master Fund. Each Master Fund has entered into an investment management agreement with Fund Asset Management, L.P., doing business as
Mercury Advisors, as Adviser (the "Management Agreement"). The Adviser
receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Master Fund in which the OSM - Mercury Advisors Focus
Growth Fund invests. The Adviser is entitled to receive a monthly management fee at the annual contractual rate of 0.05% of the average daily net assets of the Master Fund in which the OSM - Mercury Advisors SP 500 Index Fund invests. The Adviser has entered into a contractual arrangement with this
Master Fund to provide that the management fee for the Master Fund, when combined with administration fees of certain funds that invest in the Master
Fund (other than OSM - Mercury Advisors SP 500 Index Fund), will not exceed a specific amount. As a result of this contractual arrangement, the Adviser currently receives management fees of 0.005%. This arrangement has a one-year term and is renewable.

                                                Management Fee
      Fund                                      Paid to the Adviser
      ----                                      -------------------

      OSM - Mercury Advisors Focus Growth Fund
           For the period ended 11/30/01           $4,617,970
           For the fiscal year ended 11/30/02      $1,718,971

      OSM - Mercury Advisors SP 500 Index Fund
           For the period ended 12/31/01           $91,454
           For the fiscal year ended 12/31/02      $93,240

      The Adviser has also entered into a subadvisory agreement (the
"Sub-Advisory Agreement") with Merrill Lynch Asset Management U.K. Limited
("MLAM U.K.") pursuant to which MLAM U.K. provides investment advisory services to the Adviser with respect to the OSM - Mercury Advisors Focus
Growth Fund. The following entities may be considered "controlling persons"
of MLAM U.K.: Merrill Lynch Europe PLC (MLAM U.K.'s parent), a subsidiary of
Merrill Lynch International Holdings, Inc., a subsidiary of Merrill Lynch
International, Inc., a subsidiary of ML  Co. For the fiscal period ended
November 30, 2001 and for the fiscal year ended November 30, 2002, the
Adviser paid no fees to MLAM U.K. pursuant to the Sub-Advisory Agreement.

      Payment of Master Fund Expenses. The Management Agreement obligates the
Adviser to provide investment advisory services and to pay, or cause an affiliate to pay, for maintaining its staff and personnel and to provide office space, facilities and necessary personnel for the Master Fund. The
Adviser is also obligated to pay, or cause an affiliate to pay, the fees of all officers and Trustees of the Master Fund who are affiliated persons of the Adviser or any affiliate. The Master Fund pays, or causes to be paid, all other expenses incurred in the operation of the Master Fund (except to the extent paid by its placement agent), including, among other things, taxes, expenses for legal and auditing services, costs of printing proxies, shareholder reports, copies of the Registration Statement, charges of the custodian, any sub-custodian and the transfer agent, expenses of portfolio transactions, expenses of redemption of shares, Commission fees, expenses of registering the shares under federal, state or non-U.S. laws, fees and actual out-of-pocket expenses of Trustees who are not affiliated persons of the
Adviser or an affiliate of the Adviser, accounting and pricing costs
(including the daily calculation of net asset value), insurance, interest, brokerage costs, litigation and other extraordinary or non-recurring expenses, and other expenses properly payable by the Master Fund. The Master
Fund's placement agent will pay certain of the expenses of the Master Fund incurred in connection with the offering of its shares of beneficial interest. Certain accounting services are provided to the Master Fund by
State Street Bank  Trust Company ("State Street") pursuant to an agreement between State Street and the Master Fund. The Master Fund pays a fee for these services. In addition, the Master Fund will reimburse the Adviser for the cost of certain additional accounting services.

      Organization of the Adviser. Fund Asset Management, L.P. is a limited partnership, the partners of which are Merrill Lynch  Co., Inc., a financial services holding company and the parent of Merrill Lynch and Princeton
Services, Inc. Merrill Lynch  Co., Inc. and Princeton Services are
"controlling persons" of the Adviser as defined under the Investment Company
Act because of their ownership of its voting securities and their power to exercise a controlling influence over its management or policies.

      Duration and Termination. Unless earlier terminated as described below, each Management Agreement will remain in effect for two (2) years from its effective date. Thereafter, it will remain in effect from year to year if approved annually (a) by the Board of Trustees of the Master Fund or by a
majority of the outstanding shares of the Master Fund and (b) by a majority of the Trustees who are not parties to such contract or interested persons
(as defined in the Investment Company Act) of any such party. Each contract is not assignable, automatically terminates in the event of its assignment, and may be terminated without penalty on sixty (60) days' written notice at the option of either party thereto or by the vote of the majority of the outstanding voting securities of the appropriate Master Fund.

      Investment Advisory Agreement with OppenheimerFunds, Inc. The OSM -
Mercury Advisors SP 500 Index Fund and the OSM - Mercury Advisors Focus
Growth Fund have entered into an Investment Advisory Agreement with
OppenheimerFunds, Inc. Those Advisory Agreements are substantially similar to the Advisory Agreements entered into with OppenheimerFunds, Inc. by the other series of the Trust, as further described below. Those Agreements have been approved by the Trust's Board of Trustees and OppenheimerFunds, Inc., as the
sole shareholder of each Fund, but will not become effective unless and until the Master-Feeder Participation Agreement between OppenheimerFunds, Inc.,
OppenheimerFunds Distributor, Inc., the Trust and FAM Distributors, Inc. is
terminated. The fees payable under those Advisory Agreements are discussed in the Prospectus.

      At respective meetings of the Board of Trustees of the Trust, the Board of Trustees of the Master Fund of the OSM - SP 500 Index Fund and the Board
of Trustees of Master Fund of the OSM - Mercury Advisors Focus Growth Fund,
held on May 8, 2002 and March 13, 2002, respectively, each Board approved the continuation of the applicable Master Fund's Management Agreement with the
Adviser for an additional year. In connection with its consideration of the applicable Management Agreement, each Board reviewed information derived from a number of sources and covering a range of issues. Each Board considered the services provided to the Master Fund by the Adviser under the applicable
Management Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, including the Subadministration
Agreement, and the personnel who provided these services. In addition to investment advisory services, the Adviser and its affiliates provide administrative services, oversight of Master Fund accounting, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Master Funds. Each Board also considered the Adviser's costs of providing services, and the direct and indirect benefits to the
Adviser from its relationship with the applicable Master Fund. The benefits considered by each Board included not only the Adviser's compensation for investment advisory services and the Adviser's profitability under the applicable Management Agreement, but also compensation paid to the Adviser or its affiliates for other, non-advisory, services provided to the Master Fund and the Funds. Each Board also considered the Adviser's access to research services from brokers to which the Adviser may have allocated Master Fund brokerage in a "soft dollar" arrangement. In connection with its consideration of the applicable Management Agreement, each Board also compared the advisory fee rate, expense ratios and historical performance of the Master Fund to those of comparable funds. Based in part on this comparison, and taking into account the various services provided to the applicable Master Fund and Fund by the Adviser and its affiliates, each Board concluded that the management fee rate was reasonable. Each Board also considered whether there should be changes in the advisory fee rate or structure in order to enable the Master Fund to participate in any economies of scale that the Adviser may experience as a result of growth in the applicable Master Fund's assets.

      Based on the information reviewed and the discussions, each Board concluded that it was satisfied with the nature and quality of the services provided by the Adviser to the Master Fund and that the management fee rate was reasonable in relation to such services. The non-interested Trustees of each Board were represented by independent counsel who assisted them in their deliberations.

      |X| The Investment Advisory Agreement - OSM - QM Active Balanced Fund,
OSM - Jennison Growth Fund, OSM - Salomon Brothers All Cap Fund and OSM -
Gartmore Millennium Growth Fund II. The Manager provides investment advisory and management services to the OSM - QM Active Balanced Fund, OSM - Jennison
Growth Fund, OSM - Salomon Brothers All Cap Fund and OSM - Gartmore
Millennium Growth Fund II under investment advisory agreements between the
Manager and the Trust on behalf of each such Fund. The Manager handles those
Funds' day-to-day administrative business, and the agreements permit the
Manager to enter into Subadvisory agreements with other registered investment advisers to obtain specialized services for the Funds, as long as the Funds are not obligated to pay any additional fees for those services. The Manager has retained the Subadvisers pursuant to separate subadvisory agreements, described below, under which each Subadviser buys and sells portfolio securities for the respective Fund. The portfolio manager of each of the
Funds is employed by the Subadviser and is the person who is principally responsible for the day-to-day management of each of the Fund's portfolio, as described below.

    The investment advisory agreement between the Trust on behalf of each
Fund and the Manager requires the Manager, at its expense, to provide the
Fund with adequate office space, facilities and equipment. It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Fund.
Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

    Each of the Funds pays expenses not expressly assumed by the Manager under the advisory agreement. Expenses for the Trust's QM Active Balanced
Fund, OSM - Jennison Growth Fund, OSM - Salomon Brothers All Cap Fund and OSM
- Gartmore Millennium Growth Fund II are allocated to those Funds in proportion to their net assets, unless allocations of expenses can be made directly to a Fund. The advisory agreements list examples of expenses paid by those Funds. The major categories relate to calculation of each of the Fund's net asset values per share, interest, taxes, brokerage commissions, fees to certain Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs. The management fees paid by the Funds to the Manager are calculated at the rates described in the
Prospectus, which are applied to the assets of the Funds as a whole. The fees are allocated to each class of shares based upon the relative proportion of each of the Fund's net assets represented by that class. The management fees paid by the Funds to the Manager during their last two fiscal years are listed below.

----------------------------------------------------------------
Fund                                 Management Fee Paid to
                                     OppenheimerFunds, Inc.
----------------------------------------------------------------
----------------------------------------------------------------
                                     For the        For the
                                  fiscal period      fiscal
                                  ended 11/30/01   year ended
                                                    11/30/02
----------------------------------------------------------------
----------------------------------------------------------------
QM Active Balanced Fund              $36,322        $53,310
----------------------------------------------------------------
----------------------------------------------------------------
Jennison Growth Fund                 $39,198        $76,321
----------------------------------------------------------------
----------------------------------------------------------------
Salomon Brothers All Cap Fund        $77,987        $238,043
----------------------------------------------------------------
----------------------------------------------------------------
Gartmore Millennium Growth Fund      $41,736        $46,707
----------------------------------------------------------------

    The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss resulting from a good faith error or omission on its part with respect to any of its duties under the agreement.

    The agreement permits the Manager to act as investment adviser for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment adviser or general distributor. If the Manager shall no longer act as investment adviser to the Fund, the Manager may withdraw the right of the
Funds to use the name "Oppenheimer" as part of its name.

      |X| Advisory Agreement Approvals - OSM - Mercury Advisors SP 500 Index
Fund and OSM - Mercury Advisors Focus Growth Fund. The Trust and each Fund commenced the public sale of its shares in February of 2001. As explained in the Prospectus and in other parts of this Statement of Additional
Information, investment advisory and portfolio management services for the
OSM - Mercury Advisors SP 500 Index Fund and OSM - Mercury Advisors Focus
Growth Fund are provided by the Advisor and the investment advisory fees for those services are paid by each Master Fund to the Advisor. The OSM Mercury
Advisers SP 500 Index Fund and OSM - Mercury Advisors Focus Growth Fund do
not pay an investment advisory fee other than its proportionate share of the amounts paid by the Master Fund to the Advisor. The investment advisory agreements for these two Funds are approved by the Board of Trustees of the respective Master Fund.

      |X| Annual Approval of Investment Advisory Agreement - OSM - QM Active
Balanced Fund, OSM - Jennison Growth Fund, OSM - Salomon Brothers All Cap
Fund and OSM - Gartmore Millennium Growth Fund II. Each year, the Board of
Trustees, including a majority of the Independent Trustees, is required to approve the renewal of the investment advisory agreement. The Investment
Company Act requires that the Board request and evaluate and the Manager provide such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement. The Board employs an independent consultant to prepare a report that provides such information as the Board requests for this purpose.

      The Board also receives information about the 12b-1 distribution fees each Fund pays. These distribution fees are reviewed and approved at a different time of the year.

      The Board reviewed the foregoing information in arriving at its decision to renew the investment advisory agreements. Among other factors, the Board considered:
o     The nature, cost, and quality of the services provided to the Fund and its shareholders;
o     The profitability of the Fund to the Manager;
o     The investment performance of the Fund in comparison to regular market indices
o     Economies of scale that may be available to the Fund from the Manager;
o     Fees paid by other mutual funds for similar services;
o     The value and quality of any other benefits or services received by the
         Fund from its relationship with the Manager, and
o     The direct and indirect benefits the Manager received from its relationship with the Fund. These included services provided by the
         Distributor and the Transfer Agent, and brokerage and soft dollar arrangements permissible under Section 28(e) of the Securities
         Exchange Act.

      The Board considered that the Manager must be able to pay and retain high quality personnel at competitive rates to provide services to the Funds.
The Board also considered that maintaining the financial viability of the
Manager is important so that the Manager will be able to continue to provide quality services to the Funds and its shareholders in adverse times. The
Board also considered the investment performance of other mutual funds advised by the Manager. The Board is aware that there are alternatives to the use of the Manager.

      These matters were also considered by the Independent Trustees, meeting separately from the full Board with experienced Counsel to the Independent
Trustees who assisted the Board in its deliberations. The Counsel to the
Independent Trustees is independent of the Manager within the meaning and intent of the SEC Rules regarding the independence of counsel.

      After careful deliberation, the Board of concluded that it was in the best interest of shareholders to continue the investment advisory agreement for another year. In arriving at a decision, the Board did not single out any one factor or group of factors as being more important than other factors, but considered all factors together. The Board judged the terms and conditions of the investment advisory agreement, including the investment advisory fee, in light of all of the surrounding circumstances.

      |X| The Administration and Subadministration Agreements - OSM - Mercury
Advisors SP 500 Index Fund and OSM - Mercury Advisors Focus Growth Fund. The
Trust, on behalf of the OSM - Mercury Advisors SP 500 Index Fund and the OSM
- Mercury Advisors Focus Growth Fund, has entered into an Administration
Agreement with the Manager. The Agreement states that the Manager, at its own expense, shall provide assistance in the supervision of all administrative and clerical personnel as shall be required to provide effective corporate administration for the Trust, including the compilation and maintenance of such records with respect to the Trust's operations as may be reasonably required; the preparation and filing of such reports as shall be required by the Securities and Exchange Commission; composition of periodic reports with respect to its operation of each Fund for the shareholders of the Fund;
composition of proxy materials for meetings of the Fund's shareholders and the composition of such registration statements as may be required by federal securities laws and preparation of required filings in each state for continuous public sale of the Fund; provide the Trust and the Fund with adequate office space, facilities and equipment; compensate all officers of the Trust and all Trustees of the Trust who are affiliated persons of the
Manager; and compensate any Subadministrator that the Manager might retain.

      The Trust assumes and pays or causes to be paid all other expenses of the Trust, on behalf of the OSM - Mercury Advisors SP 500 Index Fund and the
OSM - Mercury Advisors Focus Growth Fund under the Administration Agreement, including, without limitation: (i) interest and taxes; (ii) insurance premiums for fidelity and other coverage requisite to its operations; (iii)
compensation and expenses of its trustees other than those associated or affiliated with the Manager; (iv) legal and audit expenses; (v) custodian and transfer agent fees and expenses; (vi) expenses incident to the redemption of its shares; (vii) expenses incident to the issuance of its shares against payment therefor by or on behalf of the subscribers thereto; (viii) fees and expenses, other than as described above, incident to the registration under federal and state securities laws of shares of each Fund for public sale;
(ix) expenses of printing and mailing reports, prospectuses, notices and proxy materials to shareholders of each Fund; (x) except as noted above, all other expenses incidental to holding meetings of the Funds' shareholders; and
(xi) such extraordinary non-recurring expenses as may arise, including litigation, affecting a Fund and any legal obligation which the Trust may have on behalf of a Fund to indemnify its officers and trustees with respect thereto.

      The Administration Agreement states that in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties, or reckless disregard of its obligations and duties under the Administration
Agreement, the Manager shall not be liable for any loss resulting from any error of judgement or mistake of law or for any loss arising out of any act or omission in the management and administration of the Trust and any Fund.

       Each Fund pays the Manager an annual Administration fee of 0.50% of average daily net assets. That fee is included in the "Annual Fund Operating
Expenses" table in the Prospectus under "Other Expenses."  The Manager has entered into a Subadministration Agreement with FAM whereby FAM will maintain records of share purchases of the applicable Master Fund by each feeder fund, maintain tax records relating to the Master Funds, maintaining, preparing or providing records relating to the operation of the Master Funds that the
Manager may reasonably request in connection with reports to be made to the
Board of Trustees of the Trust, periodic information reporting regarding the
Master Fund to the Manager as the Manager may reasonably require in order to provide information relating to the performance or holdings of the Mercury
Advisors SP 500 Index Fund or Mercury Advisors Focus Growth Fund, as
applicable, fund to shareholders of such fund, and preparation of reports relating to the Master Fund that the Manager may reasonably request be made to third-party reporting services.

       In consideration for providing these services, the Manager pays FAM an annual subadministration fee of  0.045% of average daily net assets of the
SP 500 Master Fund and 0.0% of the average daily net assets of the Focus
Master Fund.

      ? The Subadvisory Agreement - OSM - QM Active Balanced Fund, OSM -
Jennison Growth Fund, OSM - Salomon Brothers All Cap Fund and OSM - Gartmore
Millennium Growth Fund II. Under the Subadvisory Agreement between the
Manager and each Subadviser, the Subadviser shall regularly provide investment advice with respect to the applicable Fund and invest and reinvest cash, securities and the property comprising the assets of the Fund. Under the Subadvisory Agreement, the Subadviser agrees to provide reasonable assistance in the distribution and marketing of the Fund.

      Under the subadvisory agreement, the Manager pays the Subadviser an annual fee in monthly installments, based on the average daily net assets of the Fund. The fee paid to the Subadviser under the subadvisory agreement is paid by the Manager, not by the Funds. The subadvisory fee paid by the
Manager to each Subadviser is as follows:

                                                   Subadvisory Fee
Fund                       Subadviser              as % of average net assets
----                       ----------              --------------------------

OSM - Jennison Growth Fund Jennison Associates LLC 0.45%  of  the  first  $300 million of
                                                   average  annual  net assets of
the Fund,
                                                   and  0.40% of  average  annual
      net assets
                                                   in excess of $300 million.

OSM - QM Active            Prudential              0.45%  of  the  first  $300
million of
Balanced Fund              Investment              average  annual  net assets of
the Fund,
                           Management              and   0.40%   of    average
annual net
                                                   assets  in  excess  of $300
million.

OSM - Salomon Brothers     Salomon Brothers Asset  0.60%  of  the  first  $100
million of
All Cap Fund               Management Inc.         average  annual  net assets
of the Fund,
                                                   and   0.50%   of    average
annual net
                                                   assets  in  excess  of $100
million.

OSM - Gartmore Millennium  Gartmore Mutual         0.70%  of  the  first  $400
million of
Growth Fund II             Fund Capital Trust      average  annual  net assets
of the Fund.
                                                   0.60%  of  the  next   $400
million, and
                                                   0.50%  of  average   annual
net assets
                                                   in excess of $800 million.

      The Subadvisory Agreement states that in the absence of willful misfeasance, bad faith, negligence or reckless disregard of its duties or obligations, the Subadviser shall not be liable for any error of judgement or mistake of law and shall not be subject to any expenses or liability to the
Manager, the Trust or the Fund or any of the Fund's shareholders in connection with rendering services under the Subadvisory Agreement.

Brokerage Policies of the Funds

Transactions in Portfolio Securities - OSM - Mercury Advisors SP 500 Index
Fund and
Mercury Advisors Focus Growth Fund

      Because each Fund will invest exclusively in beneficial interests in a
Master Fund, it is expected that all transactions in portfolio securities will be entered into by the Master Fund. Subject to policies established by the Board of Trustees of the Master Fund, the Adviser is primarily responsible for the execution of the Master Fund's portfolio transactions and the allocation of brokerage. The Master Fund does not execute transactions through any particular broker or dealer, but seeks to obtain the best net results for the Master Fund, taking into account such factors as price
(including the applicable brokerage commissions or dealer spread), size of order, difficulty of execution and operational facilities of the firm and the firm's risk and skill in positioning blocks of securities. While the Adviser generally seeks reasonable trade execution costs, the Master Fund does not necessarily pay the lowest spread or commission available. Subject to applicable legal requirements, the Adviser may select a broker based partly upon brokerage or research services provided to the Adviser and its clients, including the Master Fund. In return for such services the Adviser may pay a higher commission that other brokers would charge if the Adviser determines in good faith that the commission is reasonable in relation to the services provided.

      Section 28(e) of the Securities Exchange Act of 1934 ("Section 28(e)")
permits an investment adviser, such as the Adviser, under certain circumstances, to cause an account to pay a broker a commission for effecting a transaction that exceeds the amount of commission another broker would have charged for effecting the same transaction in recognition of the value of brokerage and research services provided by that broker. Brokerage and research services include (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the available of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental to securities transactions (such as clearance, settlement, and custody). The Adviser believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to the Master Fund and the Fund.

      To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information that assists in the valuation of investments. Examples of research-oriented services for which the Adviser might use Master Fund commissions include research reports and other information on the economy, industries, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. Except as noted immediately below, research services furnished by brokers may be used in servicing some or all client accounts and not all services may be used in connection with the account that paid commissions to the broker providing such services. In some cases, research information received from brokers by mutual fund management personnel or personnel principally responsible for the Advisor's individually managed portfolios is not necessarily shared by and between such personnel. Any investment advisory or other fees paid by the Master Fund to the Adviser are not reduced as a result of the Adviser's receipt of research services.

      In some cases the Adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs the Adviser makes a good faith allocation under all the circumstances between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the
Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

      From time to time, the Master Fund may purchase new issues of securities in a fixed price offering. In these situations, the broker may be a member of the selling group that will, in addition to selling securities, provide the Adviser with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances.
Generally, the broker will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

      In addition, consistent with the Conduct Rules of the NASD and policies established by the Boards of Trustees of the Master Funds and subject to best execution, the Adviser may consider sales of shares of feeder funds as a factor in the selection of brokers and dealers to execute portfolio transactions for the Master Fund, however, whether or not a particular broker or dealer sells shares of a feeder fund neither fund neither qualifies nor disqualifies such broker or dealer to execute transactions for the Master
Fund.

      The Master Fund anticipates that its brokerage transactions involving securities of issuers domiciled in countries other than the United States generally will be conducted primarily on the principal stock exchanges of such countries. Brokerage commissions and other transaction costs on foreign stock exchange transactions generally are higher than in the United States, although the Master Fund will endeavor to achieve the best net results in effecting its portfolio transactions. There generally is less governmental supervision and regulation of foreign stock exchanges and brokers than in the
United States.

      Foreign equity securities may be held by the Master Fund in the form of
Depository Receipts, or other securities convertible into foreign equity securities. Depository Receipts may be listed on stock exchanges or traded in over-the-counter markets in the United States or Europe, as the case may be.
American Depository Receipts, like other securities traded in the United
States, will be subject to negotiated commission rates. Because the shares of each feeder fund are redeemable on a daily basis in U.S. dollars, the Master
Fund intends to manage its portfolio so as to give reasonable assurance that it will be able to obtain U.S. dollars to the extent necessary to meet anticipated redemptions. Under present conditions, it is not believed that these considerations will have significant effect on the Master Fund's portfolio strategies.

      Information about the brokerage commissions paid by the Master Fund of
OSM- Mercury Advisors Focus Growth Fund including commissions paid to Merrill
Lynch, is set forth in the following table:

                                      Aggregate Brokerage     Commissions Paid
                                      Commissions Paid        To Merrill Lynch
                                      ----------------        ----------------

Fiscal period ended November 30, 2001     $1,695,995              $75,819
Fiscal year ended November 30, 2002       $2,421,919              $161,190

      For the fiscal period ended November 30, 2002 the brokerage commissions paid to Merrill Lynch represented 6.66% of the aggregate brokerage commissions paid by the Master Fund and involved 6.92% of the Master Fund's dollar amount of transactions involving payment of commissions.

      Information about the brokerage commissions paid by the Master Fund of
OSM- Mercury Advisors SP 500 Index Fund including commissions paid to
Merrill Lynch, is set forth in the following table:

                                      Aggregate Brokerage     Commissions Paid
                                      Commissions Paid        To Merrill Lynch
                                      ----------------        ----------------

Fiscal period ended December 31, 2001     $90,754                 $0
Fiscal year ended December 31, 2002       $165,899                $862

      For the fiscal period ended December 31, 2002 the brokerage commissions paid to Merrill Lynch represented 0.52% of the aggregate brokerage commissions paid by the Trust and involved 0.29% of the Trust's dollar amount of transactions involving payment of commissions.

      Because of the affiliation of Merrill Lynch with Mercury Advisors, the
Master Funds are prohibited from engaging in certain transactions involving
Merrill Lynch, or its affiliates except for brokerage transactions permitted under the Investment Company Act involving only usual and customary commissions or transactions pursuant to an exemptive order under the
Investment Company Act. Each Master Fund may invest in certain securities traded in the OTC market and intends to deal directly with the dealers who make a market in securities involved, except in those circumstances in which better prices and execution are available elsewhere. Under the Investment
Company Act, persons affiliated with the Master Fund and persons who are affiliated with such affiliated persons are prohibited from dealing with the
Master Fund as principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the Commission.
Since transactions in the OTC market usually involve transactions with the dealers acting as principal for their own accounts, the Master Fund will not deal with affiliated persons, including Merrill Lynch and its affiliates, in connection with such transactions. However, an affiliated person of the
Master Fund may serve as its broker in OTC transactions conducted on an agency basis provided that, among other things, the fee or commission received by such affiliated broker is reasonable and fair compared to the fee or commission received by non-affiliated brokers in connection with comparable transactions. In addition, the Master Fund may not purchase securities during the existence of any underwriting syndicate for such securities of which Merrill Lynch is a member or in a private placement in which Merrill Lynch serves as placement agent except pursuant to procedures approved by the Board of Trustees of the Master Fund that either comply with rules adopted by the Commission or with interpretations of the Commission staff. The Master Fund(s) have received an exemptive order from the
Commission permitting them to lend portfolio securities to Merrill Lynch or its affiliates. Pursuant to that order, the Master Funds also have retained an affiliated entity of the Adviser as the securities lending agent for a fee, including a fee based on a share of the returns on investment of cash collateral. For the fiscal period ended November 30, 2001 and for the fiscal year ended November 30, 2002, that affiliated entity received $1,260 and
$44,826, respectively in securities lending agent fees from the respective
Master Fund. That entity may, on behalf of a Master Fund, invest cash collateral received by that Master Fund for such loans, among other things, in a private investment company managed by that entity or in registered money market funds advised by the Adviser or its affiliates.

      Section 11(a) of the Exchange Act generally prohibits members of the
U.S. national securities exchanges from executing exchange transactions for their affiliates and institutional accounts that they manage unless the member (i) has obtained prior express authorization from the account to effect such transactions, (ii) at least annually furnishes the account with a statement setting forth the aggregate compensation received by the member in effecting such transactions, and (iii) complies with any rules the Commission has prescribed with respect to the requirements of clauses (i) and (ii). To the extent Section 11(a) would apply to Merrill Lynch acting as a broker for the Master Fund in any of its portfolio transactions executed on any such securities exchange of which it is a member, appropriate consents have been obtained from the Master Fund and annual statements as to aggregate compensation will be provided to the Master Fund. Securities may be held by, or be appropriate investments for, the Master Fund as well as other funds or investment advisory clients of the Adviser or its affiliates.

      The Board of Trustees of each Master Fund has considered the possibility of seeking to recapture for the benefit of the Master Fund brokerage commissions and other expenses of possible portfolio transactions by conducting portfolio transactions through affiliated entities. For example, brokerage commissions received by affiliated brokers could be offset against the advisory fee paid by the Master Fund to the Adviser. After considering all factors deemed relevant, the Board of Trustees of the Master
Fund made a determination not to seek such recapture. The Board of Trustees of the Master Fund will reconsider this matter from time to time.

      Because of different objectives or other factors, a particular security may be bought for one or more clients of the Adviser or its affiliates when one or more clients of the Adviser or its affiliates are selling the same security. If purchases or sales of securities arise for consideration at or about the same time that would involve a Master Fund or other clients or funds for which the Adviser or an affiliate act as investment adviser, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Adviser or its affiliates during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

Brokerage Provisions of the Investment Advisory Agreements and the
Subadvisory Agreements - OSM - Jennison Growth Fund, OSM - QM Active Balanced
Fund, OSM - Salomon Brothers All Cap Fund and OSM - Gartmore Millennium
Growth Fund II.

    One of the duties of the Subadviser under the Subadvisory Agreement is to arrange the portfolio transactions for the Funds. Each Fund's investment advisory agreement with the Manager and the Subadvisory Agreement contain provisions relating to the selection of broker-dealers to effect each Fund's portfolio transactions. The Manager and the Subadviser are authorized to select broker-dealers, including "affiliated" brokers, as that term is defined in the Investment Company Act. They may employ broker-dealers that the Manager or the Subadviser thinks, in its best judgment based on all relevant factors, will implement the policy of the Funds to obtain, at reasonable expense, the "best execution" of each of the Fund's portfolio transactions. "Best execution" means prompt and reliable execution at the most favorable price obtainable.

    The Manager and the Subadviser need not seek competitive commission bidding. However, they are expected to be aware of the current rates of eligible brokers and to minimize the commissions paid to the extent consistent with the interests and policies of the Funds as established by their Board of Trustees.

    The Manager and the Subadviser may select brokers (other than affiliates)
that provide brokerage and/or research services for the Funds and/or the other accounts over which the Manager, the Subadviser or their respective affiliates have investment discretion. The commissions paid to such brokers may be higher than another qualified broker would charge, if the Manager or
Subadviser, as applicable, makes a good faith determination that the commission is fair and reasonable in relation to the services provided.
Subject to those considerations, as a factor in selecting brokers for each of the Fund's portfolio transactions, the Manager and the Subadviser may also consider sales of shares of each of the Funds and other investment companies for which the Manager or an affiliate serves as investment adviser.

    The Subadvisory Agreement permits the Subadviser to enter into
"soft-dollar" arrangements through the agency of third parties to obtain services for the Funds. Pursuant to these arrangements, the Subadviser will undertake to place brokerage business with broker-dealers who pay third parties that provide services. Any such "soft-dollar" arrangements will be made in compliance with applicable law.

Brokerage Practices. Brokerage for the Funds is allocated subject to the provisions of the Investment Advisory Agreement and the Subadvisory Agreement
and the procedures and rules described above. Generally, the Subadviser's portfolio traders allocate brokerage based upon recommendations from the
Fund's portfolio manager. In certain instances, portfolio managers may directly place trades and allocate brokerage. In either case, the
Subadviser's executive officers supervise the allocation of brokerage.

    Transactions in securities other than those for which an exchange is the primary market are generally done with principals or market makers. In transactions on foreign exchanges, the Funds may be required to pay fixed brokerage commissions and therefore would not have the benefit of negotiated commissions available in U.S. markets. Brokerage commissions are paid primarily for transactions in listed securities or for certain fixed-income agency transactions in the secondary market. Otherwise brokerage commissions are paid only if it appears likely that a better price or execution can be obtained by doing so.

     Each Subadviser serves as investment manager to a number of clients, including other investment companies, and may in the future act as investment manager or advisor to others. It is the practice of the Subadviser to allocate purchase or sale transactions among the Fund it manages and other clients whose assets it manages in a manner it deems equitable. In making those allocations, the Subadviser considers several main factors, including the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the portfolios of the Fund and each other client's accounts.

     When orders to purchase or sell the same security on identical terms are placed by more than one of the funds and/or other advisory accounts managed by the Subadviser or its affiliates, the transactions are generally executed as received, although a fund or advisory account that does not direct trades to a specific broker (these are called "free trades") usually will have its order executed first. Orders placed by accounts that direct trades to a specific broker will generally be executed after the free trades. All orders placed on behalf of a Fund are considered free trades. However, having an order placed first in the market does not necessarily guarantee the most favorable price. Purchases are combined where possible for the purpose of negotiating brokerage commissions. In some cases that practice might have a detrimental effect on the price or volume of the security in a particular transaction for the Fund.

    Most purchases of debt obligations are principal transactions at net prices. Instead of using a broker for those transactions, a Fund will normally deal directly with the selling or purchasing principal or market maker unless the Subadviser determines that a better price or execution can be obtained by using the services of a broker. Purchases of portfolio securities from underwriters include a commission or concession paid by the issuer to the underwriter. Purchases from dealers include a spread between the bid and asked prices. The Funds seek to obtain prompt execution of these orders at the most favorable net price.

    The Investment Advisory Agreement and the Subadvisory Agreement permit the Manager and the Subadviser to allocate brokerage for research services.
The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Subadviser and its affiliates.
The investment research received for the commissions of those other accounts may be useful both to the respective Fund and one or more of the Subadviser's other accounts. Investment research may be supplied to the Subadviser by a third party at the instance of a broker through which trades are placed.

    Investment research services include information and analysis on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, information systems, computer hardware and similar products and services. If a research service also assists the Subadviser in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Subadviser in the investment decision-making process may be paid in commission dollars.

    The research services provided by brokers broadens the scope and supplements the research activities of the Subadviser. That research provides additional views and comparisons for consideration, and helps the Subadviser to obtain market information for the valuation of securities that are either held in the Fund's portfolio or are being considered for purchase. The
Subadviser provides information to the Manager and the Board about the commissions paid to brokers furnishing such services, together with the
Subadviser's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

--------------------------------------------------------------
       Total Brokerage Commissions Paid by the Funds1
--------------------------------------------------------------
--------------------------------------------------------------
                                Fiscal Period   Fiscal Year
Fund                            Ended 11/30/01     Ended
                                                 11/30/022
--------------------------------------------------------------
--------------------------------------------------------------
QM Active Balanced Fund             $1,475         $5,454
--------------------------------------------------------------
--------------------------------------------------------------
Jennison Growth Fund                $5,832        $22,425
--------------------------------------------------------------
--------------------------------------------------------------
Salomon Brothers All Cap Fund      $19,495        $356,961
--------------------------------------------------------------
--------------------------------------------------------------
Gartmore Millennium Growth         $11,810        $57,264
Fund II
--------------------------------------------------------------
1. Amounts do not include spreads or commissions on principal transactions on a net trade basis.
2. In the fiscal year ended 11/30/02, the amount of transactions directed to brokers for research services and the amount of the commissions paid to broker-dealers for those services were as follows:
----------------------------------------------------
                              Amount of  Amount of
Fund                          TransactionCommissions
----------------------------------------------------
----------------------------------------------------
QM Active Balanced Fund           $0         $0
----------------------------------------------------
----------------------------------------------------
Jennison Growth Fund           $120,448     $249
----------------------------------------------------
----------------------------------------------------
Salomon Brothers All Cap Fund  $699,824    $1,594
----------------------------------------------------
----------------------------------------------------
Gartmore Millennium Growth     $141,908     $293
Fund II
----------------------------------------------------

Distribution and Service Plans

The Distributor.  Under its General  Distributor's  Agreement with each of the
   Funds, the
Distributor  acts as  each  Fund's  principal  underwriter  in the  continuous public offering of
each Fund's different  classes of shares.  The Distributor  bears the expenses normally attributable
to  sales,  including  advertising  and  the  cost  of  printing  and  mailing prospectuses, other than those
furnished to existing  shareholders.  The Distributor is not obligated to sell a specific number of
shares. Expenses normally attributable to sales are borne by the Distributor.

   The sales charges and concessions paid to, or retained by, the Distributor from the sale of shares during the Funds' most recent fiscal year, and the contingent deferred sales charges retained by the Distributor on the redemption of shares for the most recent fiscal year are shown in the tables below.

--------------------------------------------------------------
                                      Aggregate   Class A
                               Fiscal Front-End   Front-End
                               Year   Sales       Sales
                               Ended  Charges     Charges
Fund                           11/30  on Class A  Retained by
                                      Shares      Distributor*
--------------------------------------------------------------
--------------------------------------------------------------
Mercury Advisors SP 500       2002*  $71,413     $23,220
Index Fund
--------------------------------------------------------------
--------------------------------------------------------------
Mercury Advisors Focus Growth  2002   $7,624      $4,188
Fund
--------------------------------------------------------------
--------------------------------------------------------------
QM Active Balanced Fund        2002   $6,890      $1,094
--------------------------------------------------------------
--------------------------------------------------------------
Jennison Growth Fund           2002   $34,373     $10,966
--------------------------------------------------------------
--------------------------------------------------------------
Salomon Brothers All Cap Fund  2002   $62,590     $21,424
--------------------------------------------------------------
--------------------------------------------------------------
Gartmore Millennium Growth     2002   $2,876      $1,899
Fund II
--------------------------------------------------------------
Includes amounts retained by a broker-dealer that is an affiliate or a parent of the distributor.
*For fiscal year ended 12/31.

---------------------------------------------------------------------------------
                                      ConcessionsConcessionConcessions Concessions
                               Fiscal on Class A on Class  on Class C  on Class
                               Year   Shares     B Shares  Shares      N
                               Ended  Advanced   Advance   Advance by  Shares
Fund                           11/30  by         by        Distributor1Advance
                                      DistributorDistributor1          by
                                                                       Distributor1
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mercury Advisors SP 500       2002*  $11,364    $130,765  $48,663     $130,233
Index Fund
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mercury Advisors Focus Growth  2002   $93        $9,049    $5,678      $1,055
Fund
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
QM Active Balanced Fund        2002   $121       $14,392   $3,011      $2,750
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jennison Growth Fund           2002   $1,016     $38,831   $15,462     $12,938
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Salomon Brothers All Cap Fund  2002   $7,615     $91,244   $48,537     $49,699
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gartmore Millennium Growth     2002   $7         $4,524    $926        $279
Fund II
---------------------------------------------------------------------------------
*For fiscal year ended 12/31.
1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

---------------------------------------------------------------------------------
                                      Class A    Class B   Class C     Class N
                                      Contingent ContingentContingent  Contingent
                                      Deferred   Deferred  Deferred    Deferred
                               Fiscal Sales      Sales     Sales       Sales
                               Year   Charges    Charges   Charges     Charges
                               Ended  Retained   Retained  Retained by Retained
Fund                           11/30  by         by        Distributor by
                                      DistributorDistributor           Distributor
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mercury Advisors SP 500       2002*  $0         $4,358    $2,608      $27,006
Index Fund
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mercury Advisors Focus Growth  2002   $0         $2,930    $118        $3
Fund
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
QM Active Balanced Fund        2002   $0         $2,303    $168        $27
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jennison Growth Fund           2002   $0         $3,447    $546        $530
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Salomon Brothers All Cap Fund  2002   $0         $8,641    $2,017      $3,541
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gartmore Millennium Growth     2002   $0         $2,142    $8          $4
Fund II
---------------------------------------------------------------------------------
*For fiscal year ended 12/31.

Distribution and Service Plans. Each Fund has adopted a Service Plan for
Class A shares and Distribution and Service Plans for Class B, Class C and
Class N shares under Rule 12b-1 of the Investment Company Act. Under those plans a Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

      Each plan has been approved by a vote of the Board of Trustees, including a majority of the Independent Trustees1, cast in person at a meeting called for the purpose of voting on that plan. The shareholder votes for the plans were cast by the Manager as the sole initial holder of the shares of each class of shares of each Fund.

      Under the plans, OppenheimerFunds, Inc. and the Distributor may make payments to affiliates and in their sole discretion, from time to time, may use their own resources (at no direct cost to the Fund) to make payments to brokers, dealers or other financial institutions for distribution and administrative services they perform. The Manager may use its profits from the advisory fee it receives from each Fund. In their sole discretion, the Distributor and the Manager may increase or decrease the amount of payments they make from their own resources to plan recipients.

      Unless a plan is terminated as described below, the plan continues in effect from year to year but only if each Fund's Board of Trustees and its
Independent Trustees specifically vote annually to approve its continuance.
Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. A plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class.

      The Board of Trustees and the Independent Trustees must approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment. Because Class B shares of each of the Funds automatically convert into Class A shares 72 months after purchase, each Fund must obtain the approval of both Class A and Class B shareholders for a proposed material amendment to the Class A plan that would materially increase payments under the plan. That approval must be by a "majority" (as defined in the Investment Company Act) of the shares of each Class, voting separately by class.

      While the plans are in effect, the Treasurer of each Fund shall provide separate written reports on the plans to the Board of Trustees at least quarterly for its review. The Reports shall detail the amount of all payments made under a plan and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent Trustees.

      Each plan states that while it is in effect, the selection and nomination of those Trustees of each Fund who are not "interested persons" of a Fund is committed to the discretion of the Independent Trustees. This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

      Under the plan for a class, no payment will be made to any recipient in any quarter in which the aggregate net asset value of all Fund shares of that class held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Independent Trustees. The Board of Trustees has set no minimum amount of assets to qualify for payments  under the plans.

      |X| Class A Service Plan Fees. Under the Class A service plan, the
Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions (they are referred to as
"recipients") for personal services and account maintenance services they provide for their customers who hold Class A shares. The services include, among others, answering customer inquiries about the Funds, assisting in establishing and maintaining accounts in the Funds, making the Funds'
investment plans available and providing other services at the request of the
Funds or the Distributor. While the plan permits the Board to authorize payments to the Distributor to reimburse itself for services under the plan, the Board has not yet done so except in the case of the special arrangement described below. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares held in the accounts of the recipients or their customers. With respect to purchases of Class A shares subject to a contingent deferred sales charge by certain retirement plans that purchased such shares prior to March 1, 2001 ("grandfathered retirement accounts"), the
Distributor currently intends to pay the service fee to Recipients in advance for the first year after the shares are purchased. After the first year shares are outstanding, the Distributor makes service fee payments to
Recipients quarterly on those shares. The advance payment is based on the net asset value of shares sold. Shares purchased by exchange do not qualify for the advance service fee payment. If Class A shares purchased by grandfathered retirement accounts are redeemed during the first year after their purchase, the Recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment of the service fee made on those shares.

      During the first year the shares are sold, the Distributor retains the service fee to reimburse itself for the cost of distributing the shares. For the fiscal year ended November 30, 2002 (December 31, 2002 for the Mercury
Advisors SP 500 Index Fund), payments under the Class A Plan paid by the
Distributor to recipients and to an affiliate of the Distributor were as follows:

--------------------------------------------------------------------------
                                     Payments   Retained by    Payments
Fund                                    to      Distributor     to an
                                    Recipients                Affiliate
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Mercury Advisors SP 500 Index        $12,489       $191         $540
Fund
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Mercury Advisors Focus Growth Fund    $3,383        $0           $282
--------------------------------------------------------------------------
--------------------------------------------------------------------------
QM Active Balanced Fund               $281          $0           $60
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Jennison Growth Fund                  $2,332        $2           $349
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Salomon Brothers All Cap Fund         $12,376       $10          $814
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Gartmore Millennium Growth Fund II    $593          $0           $167
--------------------------------------------------------------------------

      Any unreimbursed expenses the Distributor incurs with respect to Class
A shares in any fiscal year cannot be recovered in subsequent years. The
Distributor may not use payments received under the Class A Plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.

      |X| Class B, Class C and Class N Service and Distribution Plan Fees.
Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B,
Class C and Class N plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Funds under the plan during the period for which the fee is paid. The types of services that recipients provide are similar to the services provided under the Class A service plan, described above.

      The Class B, Class C and Class N Plans permit the Distributor to retain both the asset-based sales charges and the service fees or to pay recipients the service fee on a quarterly basis, without payment in advance. However, the Distributor currently intends to pay the service fee to recipients in advance for the first year after the shares are purchased. After the first year shares are outstanding, the Distributor makes service fee payments quarterly on those shares. The advance payment is based on the net asset value of shares sold. Shares purchased by exchange do not qualify for the advance service fee payment. If Class B, Class C or Class N shares are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment of the service fee made on those shares.

      The Distributor retains the asset-based sales charge on Class B and
Class N shares. The Distributor retains the asset-based sales charge on Class
C shares during the first year the shares are outstanding. It pays the asset-based sales charge as an ongoing concession to the recipient on Class C shares outstanding for a year or more. If a dealer has a special agreement with the Distributor, the Distributor will pay the Class B, Class C and/or
Class N service fee and the asset-based sales charge to the dealer quarterly in lieu of paying the sales concessions and service fee in advance at the time of purchase.

      The asset-based sales charges on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares. Each Fund pays the asset-based sales charges to the Distributor for its services rendered in distributing Class B, Class C and Class N shares. The payments are made to the Distributor in recognition that the Distributor:

o     pays sales concessions to authorized brokers and dealers at the time of sale and pays service fees as described above,
o     may finance payment of sales concessions and/or the advance of the service fee payment to recipients under the plans, or may provide such financing from its own resources or from the resources of an affiliate,
o     employs personnel to support distribution of Class B, Class C and Class
         N shares, and
o     bears the costs of sales literature, advertising and prospectuses
         (other than those furnished to current shareholders) and state "blue sky" registration fees and certain other distribution expenses.
o     may not be able to adequately compensate dealers that sell Class B,
         Class C and Class N shares without receiving payment under the plans and therefore may not be able to offer such Classes for sale absent the plans,
o     receives payments under the plans consistent with the service fees and asset-based sales charges paid by other non-proprietary funds that charge 12b-1 fees,
o     may use the payments under the plan to include the Fund in various third-party distribution programs that may increase sales of Fund shares,
o     may experience increased difficulty selling the Fund's shares if payments under the plan are discontinued because most competitor funds have plans that pay dealers for rendering distribution services as much or more than the amounts currently being paid by the Fund, and
o     may not be able to continue providing, at the same or at a lesser cost, the same quality distribution sales efforts and services, or to obtain such services from brokers and dealers, if the plan payments were to be discontinued.

   When Class B, Class C or Class N shares are sold without the designation of a broker-dealer,
the Distributor is automatically designated as the broker-dealer of record.
   In those cases, the
Distributor retains the service fee and asset-based sales charge paid on
   Class B, Class C and
Class N shares.

      All payments under the Class B, Class C and Class N plans are subject to the limitations imposed by the Conduct Rules of the National Association of Securities Dealers, Inc. on payments of asset-based sales charges and service fees.

-------------------------------------------------------------------------------------
    Distribution Fees Paid to the Distributor in the Fiscal Year Ended 11/30/02*
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                           Distributor'sDistributor's
                                        Total    Amount    Aggregate    Unreimbursed
                                        Payments Retained  Unreimbursed Expenses as
                                        Under    By        Expenses     %
Fund                         Class Plan Plan     DistributoUnder Plan   of Net
                                                                        Assets
                                                                        of Class
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Mercury Advisors SP 500     Class B    $29,212  $26,9021  $181,893     4.35%
Index Fund                   Plan

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                             Class C    $35,829  $30,5782  $106,844     2.16%
                             Plan
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                             Class N    $49,775  $48,1893  $392,192     3.00%
                             Plan
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Mercury Advisors Focus       Class B    $8,635   $6,8844   $60,326      7.65%
Growth Fund                  Plan

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                             Class C    $4,529   $3,156    $81,033      12.31%
                             Plan
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                             Class N    $257     $230      $48,561      67.66%
                             Plan
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
QM Active Balanced Fund      Class B    $2,536   $2,3345   $40,973      9.00%
                             Plan
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                             Class C    $4,667   $3,858    $26,366      5.06%
                             Plan
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                             Class N    $731     $561      $14,271      4.44%
                             Plan
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Jennison Growth Fund         Class B    $6,176   $5,5966   $64,956      5.01%
                             Plan
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                             Class C    $15,244  $12,2587  $315,521     14.38%
                             Plan
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                             Class N    $5,143   $4,763    $111,848     8.52%
                             Plan
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Salomon   Brothers  All  Cap Class B    $34,095  $30,7158  $163,386     3.78%
Fund                         Plan

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                             Class C    $57,794  $38,4659  $121,309     1.77%
                             Plan
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                             Class N    $15,207  $5,77010  $99,503      1.75%
                             Plan
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Gartmore Millennium Growth   Class B    $1,479   $1,33911  $41,203      21.29%
Fund II                      Plan

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                             Class C    $1,309   $1,025    $41,624      26.67%
                             Plan
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                             Class N    $251     $23612    $5,037       7.40%
                             Plan
-------------------------------------------------------------------------------------
*For Mercury Advisors SP 500 Index Fund this information is for the fiscal year ended 12/31/02.
1.  Includes $49 paid to an affiliate of the Distributor's parent company.
2.:  Includes$130 paid to an affiliate of the Distributor's parent company.
3.  Includes $35 paid to an affiliate of the Distributor's parent company.
4.  Includes $9 paid to an affiliate of the Distributor's parent company.
5.  Includes $4 paid to an affiliate of the Distributor's parent company.
6.  Includes $4 paid to an affiliate of the Distributor's parent company.
7.  Includes $170 paid to an affiliate of the Distributor's parent company.
8.  Includes $208 paid to an affiliate of the Distributor's parent company.
9.  Includes $120 paid to an affiliate of the Distributor's parent company.
10. Includes $1 paid to an affiliate of the Distributor's parent company.
11. Includes $2 paid to an affiliate of the Distributor's parent company.
12. Includes $1 paid to an affiliate of the Distributor's parent company.

Performance of the Funds

Explanation of Performance Terminology. Each Fund uses a variety of terms to illustrate its investment performance. Those terms include "cumulative total return," "average annual total return," "average annual total return at net asset value" and "total return at net asset value."  An explanation of how total returns are calculated is set forth below. You can obtain current performance information by calling the Funds' Transfer Agent at
1.800.525.7048 or by visiting the OppenheimerFunds Internet web site at
www.oppenheimerfunds.com.

      Each Fund's illustrations of its performance data in advertisements must comply with rules of the Securities and Exchange Commission. Those rules describe the types of performance data that may be used and how it is to be calculated. In general, any advertisement by a Fund of its performance data must include the average annual total returns for the advertised class of shares of the Fund. Those returns must be shown for the 1-, 5- and 10-year periods (or the life of the class, if less) ending as of the most recently ended calendar quarter prior to the publication of the advertisement (or its submission for publication).

      Use of standardized performance calculations enables an investor to compare a Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using a
Fund's performance information as a basis for comparison with other investments:

      |_| Total returns measure the performance of a hypothetical account in a Fund over various periods and do not show the performance of each shareholder's account. Your account's performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time and price than the shares used in the model.

      |_| A Fund's performance returns do no reflect the effect of taxes on dividends and capital gains distributions.

      |_| An investment in a Fund is not insured by the FDIC or any other government agency.

      |_| The principal value of a Fund's shares and total returns are not guaranteed and normally will fluctuate on a daily basis.

      |_| When an investor's shares are redeemed, they may be worth more or less than their original cost.

      |_| Total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future returns.

      The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different. That is because of the different kinds of expenses each class bears. The total returns of each class of shares of a Fund are affected by market conditions, the quality of the Fund's investments, the maturity of debt investments, the types of investments the Fund holds, and its operating expenses that are allocated to the particular class.

      |X| Total Return Information. There are different types of "total returns" to measure a Fund's performance. Total return is the change in value of a hypothetical investment in a Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. Because of differences in expenses for each class of shares, the total returns for each class are separately measured. The cumulative total return measures the change in value over the entire period (for example, ten (10) years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. A Fund uses standardized calculations for its total returns as prescribed by the SEC. The methodology is discussed below.

      In calculating total returns for Class A shares, the current maximum sales charge of 5.75% (as a percentage of the offering price) is deducted from the initial investment ("P") (unless the return is shown without sales charge, as described below). For Class B shares, payment of the applicable contingent deferred sales charge is applied, depending on the period for which the return is shown: 5.0% in the first year, 4.0% in the second year,
3.0% in the third and fourth years, 2.0% in the fifth year, 1.0% in the sixth year and none thereafter. For Class C shares, the 1% contingent deferred sales charge is deducted for returns for the 1-year period. For Class N shares, the 1% contingent deferred sales charge is deducted for returns for the one year period. Class N total returns may also be calculated for the periods prior to 3/1/01 (the inception of Class N shares), based on the
Fund's Class A returns, adjusted to reflect the higher Class N 12b-1 fees.
There is no sales charge on Class Y shares.

            |_| Average Annual Total Return. The "average annual total
return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an
Ending Redeemable Value ("ERV" in the formula) of that investment, according to the following formula:

ERV        - 1 = Average Annual Total Return
---
l/n
   P

            |_| Cumulative Total Return. The "cumulative total return"
calculation measures the change in value of a hypothetical investment of
$1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

 ERV - P  = Total Return
 ---------
    P

      |_| Average Annual Total Return (After Taxes on Distributions). The
"average annual total return (after taxes on distributions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes
(calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below)
held for a number of years ("n" in the formula) to achieve an ending value
("ATVD" in the formula) of that investment, after taking into account the effect of taxes on Fund distributions, but not on the redemption of Fund shares, according to the following formula:

ATVD        - 1 = Average Annual Total Return (After Taxes on
----
/n          Distributions)
  P

      |_| Average Annual Total Return (After Taxes on Distributions and
Redemptions). The "average annual total return (after taxes on distributions and redemptions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period and the effect of capital gains taxes or capital loss tax benefits (each calculated using the highest federal individual capital gains tax rate in effect on the redemption date) resulting from the redemption of the shares at the end of the period.
It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVDR" in the formula) of that investment, after taking into account the effect of taxes on fund distributions and on the redemption of Fund shares, according to the following formula:

ATVDR       - 1=  Average Annual Total Return (After Taxes on
-----
1/n         Distributions and Redemptions)
  P

            |_| Total Returns at Net Asset Value. From time to time a Fund
may also quote a cumulative or an average annual total return "at net asset value" (without deducting sales charges) for Class A, Class B, Class C or
Class N shares. There is no sales charge on Class Y shares. Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

--------------------------------------------------------------------------------
           The Funds' Total Returns for the Periods Ended 11/30/02*
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
               Class       Cumulative          Average Annual Total Returns

                 of       Total Returns
               Shares   (10 years or Life
Fund                        of Class)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                                1-Year             5-Year
                                                             (or life-of-class)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         After    Without   After   Without   After    Without
                         Sales     Sales    Sales    Sales    Sales     Sales
                        Charge    Charge    Charge   Charge   Charge   Charge
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mercury       Class A  -35.95%1  -32.04%1  -27.62%  -23.21%  -21.15%1 -18.61%1
Advisors
SP 500 Index
Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
              Class B  -35.58%1  -32.90%1  -27.56%  -23.75%  -20.91%1 -19.17%1
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
              Class C  -33.00%1  -33.00%1  -24.54%  -23.78%  -19.23%1 -19.23%1
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
              Class N  -29.12%2  -29.12%2  -24.10%  -23.33%  -17.12%2 -17.12%2
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
              Class Y  -31.52%1  -31.52%1  -23.06%  -23.06%  -18.29%1 -18.29%1
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mercury       Class A  -76.25%1  -74.80%1  -39.87%  -36.20%  -55.23%1 -53.72%1
Advisors
Focus Growth
Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
              Class B  -76.10%1  -75.10%1  -39.66%  -36.48%  -55.07%1 -54.03%1
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
              Class C  -75.10%1  -75.10%1  -37.12%  -36.48%  -54.03%1 -54.03%1
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
              Class N  -69.57%2  -69.57%2  -36.68%  -36.04%  -49.38%2 -49.38%2
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
              Class Y  -74.70%1  -74.70%1  -36.11%  -36.11%  -53.62%1 -53.62%1
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
QM Active     Class A  -18.58%1  -13.61%1  -13.75%   -8.49%  -10.85%1  -7.85%1
Balanced
Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
              Class B  -18.21%1  -14.83%1  -13.61%   -9.11%  -10.63%1  -8.58%1
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
              Class C  -14.76%1  -14.76%1  -10.02%   -9.12%  -8.54%1   -8.54%1
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
              Class N  -11.79%2  -11.79%2   -9.51%   -8.60%  -6.93%2   -6.93%2
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
              Class Y  -13.22%1  -13.22%1   -8.27%   -8.27%  -7.62%1   -7.62%1
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jennison      Class A  -38.83%1  -35.10%1  -28.54%  -24.18%  -24.03%1 -21.47%1
Growth Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
              Class B  -38.56%1  -36.00%1  -28.47%  -24.71%  -23.84%1 -22.08%1
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
              Class C  -36.00%1  -36.00%1  -25.37%  -24.62%  -22.08%  -22.08%1
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
              Class N  -31.75%2  -31.75%2  -25.05%  -24.30%  -19.64%2 -19.64%2
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
              Class Y  -34.90%1  -34.90%1  -24.04%  -24.04%  -21.33%1 -21.33%1
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Salomon       Class A  -23.43%1  -18.75%1  -17.22%  -12.17%  -13.86%1 -10.96%1
Brothers
All Cap Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
              Class B  -23.08%1  -19.90%1  -17.08%  -12.75%  -13.65%1 -11.67%1
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
              Class C  -19.93%1  -19.93%1  -13.65%  -12.78%  -11.69%1 -11.69%1
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
              Class N  -17.91%2  -17.91%2  -13.17%  -12.30%  -10.68%2 -10.68%2
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
              Class Y  -18.06%1  -18.06%1  -11.52%  -11.52%  -10.54%1 -10.54%1
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gartmore      Class A  -45.62%1  -42.30%1  -28.07%  -23.68%  -28.86%1 -26.46%1
Millennium
Growth Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
              Class B  -45.38%1  -43.10%1  -28.02%  -24.23%  -28.68%1 -27.04%1
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
              Class C  -43.10%1  -43.10%1  -24.99%  -24.23%  -27.04%1 -27.04%1
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
              Class N  -36.76%2  -36.76%2  -24.67%  -23.90%  -23.07%2 -23.07%2
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
              Class Y  -42.10%1  -42.10%1  -23.51%  -23.51%  -26.32%1 -26.32%1
--------------------------------------------------------------------------------
*For  Mercury  Advisors  SP 500 Index Fund,  this is  information  is for the periods ended 12/31/02.
1. Inception of Class A, Class B, Class C and Class Y shares:  2/16/01
2. Inception of Class N shares:  3/1/01

----------------------------------------------------------------------------------
  Average Annual Total Returns for Class A Shares (After Sales Charge) For the
                             Periods Ended 11/30/02*
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Fund                                   After Taxes on         After Taxes on
                                                          Distributions and Sale
                                       Distributions          of Fund Shares
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
                                     1 Year     5 Years     1 Year     5 Years
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Mercury Advisors SP Index Fund      -27.73%    -21.21%1   -16.82%     -16.57%1
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Mercury Advisors Focus Growth Fund   -39.87%    -55.23%1   -24.28%     -40.92%1
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
QM Active Balanced Fund              -14.10%    -11.05%1    -8.35%     -8.69%1
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jennison Growth Fund                 -28.54%    -24.03%1   -17.38%     -18.78%1
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Salomon Brothers All Cap Fund        -17.51%    -14.03%1   -10.46%     -11.02%1
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Gartmore Millennium Growth Fund      -28.07%    -28.86%1   -17.09%     -22.42%1
----------------------------------------------------------------------------------
*For  Mercury  Advisors  SP 500 Index Fund,  this is  information  is for the periods ended 12/31/02.
1. Inception of Class A shares:  2/16/01

Other Performance Comparisons. Each Fund compares its performance annually to that of an appropriate broadly-based market index in its Annual Report to shareholders. You can obtain that information by contacting the Transfer
Agent at the addresses or telephone numbers shown on the cover of this
Statement of Additional Information. Each Fund may also compare its performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities. Examples of these performance comparisons are set forth below.

      |X| Lipper Rankings. From time to time a Fund may publish the ranking of the performance of its classes of shares by Lipper, Inc ("Lipper"). Lipper is a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the
Funds, and ranks their performance for various periods based on categories relating to investment objectives. Lipper currently ranks (i) the performance of the OSM - Jennison Growth Fund and the OSM - Mercury Advisors Focus Growth
Fund against all other large cap growth funds, (ii) the performance of the
OSM - Mercury Advisors SP 500 Index Fund against all other SP 500 Index objective funds, (iii) the performance of the OSM - QM Active Balanced Fund against all other balanced funds, (iv) the performance of the OSM - Salomon
Brothers All Cap Fund against all other multi-cap value funds, and (v) the performance of the OSM - Gartmore Millennium Growth Fund II against all other mid cap core funds. The Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration.
Lipper also publishes "peer-group" indices of the performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories.

      |X| Morningstar Ratings. From time to time a Fund may publish the star rating of the performance of its classes of shares by Morningstar, Inc., an independent mutual fund monitoring service. Morningstar rates mutual funds in their specialized market sector. Each Fund is rated among domestic stock funds.

      Morningstar proprietary star ratings reflect historical risk-adjusted total investment return. For each fund with at least a three-year history,
Morningstar calculates a Morningstar Rating(TM)based on a Morningstar
Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance.  The top 10% of funds in each category receive 5 stars, the next
22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The Overall Morningstar
Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-and ten-year (if applicable)
Morningstar Rating metrics.

      |X| Performance Rankings and Comparisons by Other Entities and
Publications. From time to time a Fund may include in its advertisements and sales literature performance information about the Fund cited in newspapers and other periodicals such as The New York Times, The Wall Street Journal,
Barron's, or similar publications. That information may include performance quotations from other sources, including Lipper and Morningstar. The performance of a Fund's classes of shares may be compared in publications to the performance of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

      From time to time, a Fund may publish rankings or ratings of the
Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the
Oppenheimer funds themselves. Those ratings or rankings of shareholder and investor services by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services. They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

       From time to time the Fund may include in its advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of the fund and other Oppenheimer funds. The combined account may be part of an illustration of an asset allocation model or similar presentation. The account performance may combine total return performance of the fund and the total return performance of other Oppenheimer funds included in the account. Additionally, from time to time, the Fund's advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example,
o     information about the performance of certain securities or commodities markets or segments of those markets,
o     information about the performance of the economies of particular countries or regions,
o     the earnings of companies included in segments of particular industries, sectors, securities markets, countries or regions,
o     the availability of different types of securities or offerings of securities,
o     information relating to the gross national or gross domestic product of the United States or other countries or regions,
o     comparisons of various market sectors or indices to demonstrate performance, risk, or other characteristics of the Fund.

ABOUT YOUR ACCOUNT

How to Buy Shares

Additional information is presented below about the methods that can be used to buy shares of a Fund. Appendix C contains more information about the special sales charge arrangements offered by a Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

AccountLink. When shares are purchased through AccountLink, each purchase must be at least $50 and shareholders must invest at least $500 before an
                     ---
Asset Builder Plan (described below) can be established on a new account.
Accounts established prior to November 1, 2002 will remain at $25 for additional purchases. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House
("ACH") transfer to buy the shares. Dividends will begin to accrue on shares purchased with the proceeds of ACH transfers on the business day the Fund receives Federal Funds for the purchase through the ACH system before the close of The New York Stock Exchange ("the Exchange"). The Exchange normally closes at 4:00 P.M., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the Exchange, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by the Fund three days after the transfers are initiated. If the proceeds of the ACH transfer are not received on a timely basis, the Distributor reserves the right to cancel the purchase order. The Distributor and the Funds are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and
Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales.
No sales charge is imposed in certain other circumstances described in
Appendix C to this Statement of Additional Information because the
Distributor or dealer or broker incurs little or no selling expenses.

      |X|   Right of Accumulation. To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you and your spouse can add together:
o     Class A and Class B shares you purchase for your individual accounts
            (including IRAs and 403(b) plans), or for your joint accounts, or for trust or custodial accounts on behalf of your children who are minors, and
o     Current purchases of Class A and Class B shares of the Fund and other
            Oppenheimer funds to reduce the sales charge rate that applies to current purchases of Class A shares, and
o     Class A and Class B shares of Oppenheimer funds you previously purchased subject to an initial or contingent deferred sales charge to reduce the sales charge rate for current purchases of
            Class A shares, provided that you still hold your investment in one of the Oppenheimer funds.

      A fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts. The Distributor will add the value, at current offering price, of the shares you previously purchased and currently own to the value of current purchases to determine the sales charge rate that applies. The reduced sales charge will apply only to current purchases. You must request it when you buy shares.

The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor and currently include the following:

Oppenheimer AMT-Free New York Municipals  Oppenheimer Multiple Strategies Fund
Oppenheimer Bond Fund                     Oppenheimer Municipal Bond Fund
Oppenheimer California Municipal Fund     Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Appreciation Fund     Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Capital Preservation Fund     Oppenheimer Quest Balanced Value Fund
                                          Oppenheimer  Quest  Capital Value Fund,
Oppenheimer Capital Income Fund           Inc.
                                          Oppenheimer  Quest  Global  Value Fund,
Oppenheimer Champion Income Fund          Inc.
                                          Oppenheimer   Quest  Opportunity  Value
Oppenheimer Convertible Securities Fund   Fund
Oppenheimer Developing Markets Fund       Oppenheimer Quest Value Fund, Inc.
Oppenheimer Disciplined Allocation Fund   Oppenheimer Real Asset Fund
                                          Oppenheimer      Rochester     National
Oppenheimer Discovery Fund                Municipals
Oppenheimer Emerging Growth Fund          Oppenheimer Senior Floating Rate Fund
Oppenheimer Emerging Technologies Fund    Oppenheimer Small Cap Value Fund
Oppenheimer Enterprise Fund               Oppenheimer Strategic Income Fund
Oppenheimer Europe Fund                   Oppenheimer Total Return Bond Fund
Oppenheimer Global Fund                   Oppenheimer Total Return Fund, Inc.
Oppenheimer Global Growth  Income Fund   Oppenheimer Trinity Core Fund
                                          Oppenheimer  Trinity  Large Cap  Growth
Oppenheimer Gold  Special Minerals Fund  Fund
Oppenheimer Growth Fund                   Oppenheimer Trinity Value Fund
Oppenheimer High Yield Fund               Oppenheimer U.S. Government Trust
Oppenheimer International Bond Fund       Oppenheimer Value Fund
Oppenheimer International Growth Fund     Limited-Term New York Municipal Fund
Oppenheimer  International  Small Company
Fund                                      Rochester Fund Municipals
                                          OSM1- Gartmore  Millennium  Growth Fund
Oppenheimer Limited-Term Government Fund  II
Oppenheimer Limited Term Municipal Fund   OSM1 - Jennison Growth Fund
Oppenheimer  Main Street  Growth  Income OSM1 - Mercury  Advisors  SP 500 Index
Fund                                      Fund
                                          OSM1 - Mercury  Advisors  Focus  Growth
Oppenheimer Main Street Opportunity Fund  Fund
Oppenheimer Main Street Small Cap Fund    OSM1 - QM Active Balanced Fund
Oppenheimer MidCap Fund                   OSM1 - Salomon Brothers All Cap Fund
And the following money market funds:
Oppenheimer Cash Reserves                 Centennial Government Trust
Oppenheimer Money Market Fund, Inc.       Centennial Money Market Trust
Centennial America Fund, L. P.            Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust

1 - "OSM" stands for Oppenheimer Select Managers

      There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds described above except the money market funds and Oppenheimer Senior Floating Rate Fund. Under certain circumstances described in this Statement of Additional Information, redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

Letters of Intent. Under a Letter of Intent, if you purchase Class A shares or Class A and Class B shares of a Fund and other Oppenheimer funds during a
13-month period, you can reduce the sales charge rate that applies to your purchases of Class A shares. The total amount of your intended purchases of both Class A and Class B shares will determine the reduced sales charge rate for the Class A shares purchased during that period. You can include purchases made up to 90 days before the date of the Letter. Letters of Intent do not consider Class C or Class N shares you purchase or may have purchased.

      A Letter of Intent is an investor's statement in writing to the
Distributor of the intention to purchase Class A shares or Class A and Class
B shares of a Fund (and other Oppenheimer funds) during a 13-month period
(the "Letter of Intent period"). At the investor's request, this may include purchases made up to 90 days prior to the date of the Letter. The Letter states the investor's intention to make the aggregate amount of purchases of shares which, when added to the investor's holdings of shares of those funds, will equal or exceed the amount specified in the Letter. Purchases made by reinvestment of dividends or distributions of capital gains and purchases made at net asset value without sales charge do not count toward satisfying the amount of the Letter.

      A Letter enables an investor to count the Class A and Class B shares purchased under the Letter to obtain the reduced sales charge rate on purchases of Class A shares of a Fund (and other Oppenheimer funds) that applies under the Right of Accumulation to current purchases of Class A shares. Each purchase of Class A shares under the Letter will be made at the offering price (including the sales charge) that applies to a single lump-sum purchase of shares in the amount intended to be purchased under the Letter.

      In submitting a Letter, the investor makes no commitment to purchase shares. However, if the investor's purchases of shares within the Letter of
Intent period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases. That amount is described in "Terms of Escrow," below (those terms may be amended by the Distributor from time to time). The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the Transfer Agent subject to the
Terms of Escrow. Also, the investor agrees to be bound by the terms of the
Prospectus, this Statement of Additional Information and the application used for a Letter of Intent. If those terms are amended, as they may be from time to time by a Fund, the investor agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters of Intent.

      If the total eligible purchases made during the Letter of Intent period do not equal or exceed the intended purchase amount, the concessions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted to the rates applicable to actual total purchases. If total eligible purchases during the
Letter of Intent period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the Prospectus, the sales charges paid will be adjusted to the lower rate.
That adjustment will be made only if and when the dealer returns to the
Distributor the excess of the amount of concessions allowed or paid to the dealer over the amount of concessions that apply to the actual amount of purchases. The excess concessions returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the
Distributor's receipt thereof.

      The  Transfer  Agent  will not hold  shares in escrow for  purchases  of shares of a Fund and other  Oppenheimer  funds by  OppenheimerFunds  prototype
401(k) plans under a Letter of Intent.  If the intended  purchase amount under a Letter of Intent entered into by an  OppenheimerFunds  prototype 401(k) plan is not purchased by the plan by the end of the Letter of Intent period,  there will be no adjustment of concessions  paid to the  broker-dealer  or financial institution of record for accounts held in the name of that plan.

      In determining the total amount of purchases made under a Letter, shares redeemed by the investor prior to the termination of the Letter of
Intent period will be deducted. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter in placing any purchase orders for the investor during the Letter of Intent period. All of such purchases must be made through the Distributor.

      |X| Terms of Escrow That Apply to Letters of Intent.

      1. Out of the initial purchase (or subsequent purchases if necessary)
made pursuant to a Letter, shares of a Fund equal in value up to 5% of the intended purchase amount specified in the Letter shall be held in escrow by the Transfer Agent. For example, if the intended purchase amount is $50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the offering price adjusted for a $50,000 purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

      2. If the total minimum investment specified under the Letter is completed within the 13-month Letter of Intent period, the escrowed shares will be promptly released to the investor.

      3. If, at the end of the 13-month Letter of Intent period the total purchases pursuant to the Letter are less than the intended purchase amount specified in the Letter, the investor must remit to the Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time. That sales charge adjustment will apply to any shares redeemed prior to the completion of the Letter. If the difference in sales charges is not paid within twenty days after a request from the Distributor or the dealer, the Distributor will, within sixty days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges. Full and fractional shares remaining after such redemption will be released from escrow. If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

      4. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

5.    The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include:
(a)   Class A shares sold with a front-end sales charge or subject to a Class
            A contingent deferred sales charge,
(b)   Class B shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and
(c)   Class A or Class B shares acquired by exchange of either (1) Class A shares of one of the other Oppenheimer funds that were acquired subject to a Class A initial or contingent deferred sales charge or (2) Class B shares of one of the other Oppenheimer funds that were acquired subject to a contingent deferred sales charge.

      6. Shares held in escrow hereunder will automatically be exchanged for shares of another fund to which an exchange is requested, as described in the section of the Prospectus entitled "How to Exchange Shares" and the escrow will be transferred to that other fund.

Asset Builder Plans. As explained in the Prospectus, you must initially establish your account with $500. Subsequently, you can establish an Asset
Builder Plan to automatically purchase additional shares directly from a bank account for as little as $50. For those accounts established prior to
November 1, 2002 and which have previously established Asset Builder Plans, additional purchases will remain at $25. Shares purchased by Asset Builder
Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in the Prospectus. Asset Builder Plans are available only if your bank is an ACH member. Asset Builder Plans may not be used to buy shares for OppenheimerFunds employer-sponsored qualified retirement accounts. Asset Builder Plans also enable shareholders of
Oppenheimer Cash Reserves to use their fund account to make monthly automatic purchases of shares of up to four other Oppenheimer funds.

      If you make payments from your bank account to purchase shares of a
Fund, your bank account will be debited automatically. Normally the debit will be made two business days prior to the investment dates you selected on your application. Neither the Distributor, the Transfer Agent nor the Fund
shall be responsible for any delays in purchasing shares that result from delays in ACH transmissions.

      Before you establish Asset Builder payments, you should obtain a prospectus of the selected fund(s) from your financial advisor (or the
Distributor) and request an application from the Distributor. Complete the application and return it. You may change the amount of your Asset Builder payment or you can terminate these automatic investments at any time by writing to the Transfer Agent. The Transfer Agent requires a reasonable period (approximately 10 days) after receipt of your instructions to implement them. A Fund reserves the right to amend, suspend or discontinue offering Asset Builder plans at any time without prior notice.

Retirement Plans. Certain types of retirement plans are entitled to purchase shares of a Fund without sales charge or at reduced sales charge rates, as described in Appendix C to this Statement of Additional Information. Certain special sales charge arrangements described in that Appendix apply to retirement plans whose records are maintained on a daily valuation basis by
Merrill Lynch Pierce Fenner  Smith, Inc. ("Merrill Lynch") or an independent record keeper that has a contract or special arrangement with Merrill Lynch.
If on the date the plan sponsor signed the Merrill Lynch record keeping service agreement the plan has less than $3 million in assets (other than assets invested in money market funds) invested in applicable investments, then the retirement plan may purchase only Class B shares of the Oppenheimer funds. Any retirement plans in that category that currently invest in Class B shares of a Fund will have their Class B shares converted to Class A shares of the Fund when the plan's applicable investments reach $5 million.
OppenheimerFunds has entered into arrangements with certain record keepers whereby the Transfer Agent compensates the record keeper for its record keeping and account servicing functions that it performs on behalf of the participant level accounts of a retirement plan. While such compensation may act to reduce the record keeping fees charged by the retirement plan's record keeper, that compensation arrangement may be terminated at any time, potentially affecting the record keeping fees charged by the retirement plan's record keeper.

Cancellation of Purchase Orders. Cancellation of purchase orders for a Fund's shares (for example, when a purchase check is returned to a Fund unpaid)
causes a loss to be incurred when the net asset values of that Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.

Classes of Shares. Each class of shares of a Fund represents an interest in the same portfolio of investments of a Fund. However, each class has different shareholder privileges and features. The net income attributable to
Class B, Class C or Class N shares and the dividends payable on Class B,
Class C or Class N shares will be reduced by incremental expenses borne solely by that class. Those expenses include the asset-based sales charges to which Class B, Class C and Class N shares are subject.

      The availability of different classes of shares permits an investor to choose the method of purchasing shares that is more appropriate for the investor. That may depend on the amount of the purchase, the length of time the investor expects to hold shares, and other relevant circumstances. Class
A shares normally are sold subject to an initial sales charge. While Class B,
Class C and Class N shares have no initial sales charge, the purpose of the deferred sales charge and asset-based sales charge on Class B, Class C and
Class N shares is the same as that of the initial sales charge on Class A shares - to compensate the Distributor and brokers, dealers and financial institutions that sell shares of a Fund. A salesperson who is entitled to receive compensation from his or her firm for selling Fund shares may receive different levels of compensation for selling one class of shares rather than another. Class Y shares have no sales charges.

      The Distributor will not accept any order in the amount of $500,000 or more for Class B shares or $1 million or more for Class C shares on behalf of a single investor (not including dealer "street name" or omnibus accounts).
That is because generally it will be more advantageous for that investor to purchase Class A shares of a Fund.

      |X| Class A Shares Subject to a Contingent Deferred Sales Charge. For
purchases of Class A shares at net asset value whether or not subject to a contingent deferred sales charge as described in the Prospectus, no sales concessions will be paid to the broker-dealer of record, as described in the
Prospectus, on sales of Class A shares purchased with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor, if the purchase occurs more than 30 days after the Oppenheimer funds are added as an investment option under that plan. Additionally, that concession will not be paid on purchases of Class A shares by a retirement plan made with the redemption proceeds of Class N shares of one or more Oppenheimer funds held by the plan for more than 18 months.

      |X| Class B Conversion. Under current interpretations of applicable federal income tax law by the Internal Revenue Service, the conversion of
Class B shares to Class A shares 72 months after purchase is not treated as a taxable event for the shareholder. If those laws or the IRS interpretation of those laws should change, the automatic conversion feature may be suspended.
In that event, no further conversions of Class B shares would occur while that suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

      |X| Availability of Class N Shares. In addition to the description of the types of retirement plans which may purchase Class N shares contained in the prospectus, Class N shares also are offered to the following:
o     to all rollover IRAs (including SEP IRAs and SIMPLE IRAs),
o     to all rollover contributions made to Individual 401(k) plans,
            Profit-Sharing Plans and Money Purchase Pension Plans,
o     to all direct rollovers from OppenheimerFunds-sponsored Pinnacle and
            Ascender retirement plans,
o     to all trustee-to-trustee IRA transfers,
o     to all 90-24 type 403(b) transfers,
o     to Group Retirement Plans (as defined in Appendix C to this Statement of Additional Information) which have entered into a special agreement with the Distributor for that purpose,
o     to Retirement Plans qualified under Sections 401(a) or 401(k) of the
            Internal Revenue Code, the recordkeeper or the plan sponsor for which has entered into a special agreement with the Distributor,
o     to Retirement Plans of a plan sponsor where the aggregate assets of all such plans invested in the Oppenheimer funds is $500,000 or more,
o     to OppenheimerFunds-sponsored Ascender 401(k) plans that pay for the purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds, and
o     to certain customers of broker-dealers and financial advisors that are identified in a special agreement between the broker-dealer or financial advisor and the Distributor for that purpose.

      The sales concession and the advance of the service fee, as described in the Prospectus, will not be paid to dealers of record on sales of Class N shares on:
o     purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds
            (other than rollovers from an OppenheimerFunds-sponsored Pinnacle or Ascender 401(k) plan to any IRA invested in the Oppenheimer funds),
o     purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the redemption proceeds of  Class C shares of one or more Oppenheimer funds held by the plan for more than one year (other than rollovers from an
            OppenheimerFunds-sponsored Pinnacle or Ascender 401(k) plan to any IRA invested in the Oppenheimer funds), and
o     on purchases of Class N shares by an OppenheimerFunds-sponsored
            Pinnacle or Ascender 401(k) plan made with the redemption
            proceeds of Class A shares of one or more Oppenheimer funds.

      No sales concessions will be paid to the broker-dealer of record, as described in the Prospectus, on sales of Class N shares purchased with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor, if the purchase occurs more than 30 days after the Oppenheimer funds are added as an investment option under that plan.

      |X| Allocation of Expenses. A Fund pays expenses related to its daily operations, such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of the Fund's assets and are  not paid directly by shareholders. However, those expenses reduce the net asset values of shares, and therefore are indirectly borne by shareholders through their investment.

      The methodology for calculating the net asset value, dividends and distributions of each Fund's share classes recognizes two types of expenses.
General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class. Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses,
Statements of Additional Information and other materials for current shareholders, fees to unaffiliated Trustees, custodian expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

      Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include distribution and  service plan (12b-1) fees, transfer and shareholder servicing agent fees and expenses, and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class).

Account Fees. As stated in the Prospectus, a $12 annual fee is assessed on any account valued at less than $500. This fee will not be assessed on the following accounts:
o     Accounts that have balances below $500 due to the automatic conversion of shares from Class B to Class A shares;
o     Accounts with an active Asset Builder Plan, payroll deduction plan or a military allotment plan;
o     OppenheimerFunds-sponsored group retirement accounts that are making continuing purchases;
o     Certain accounts held by broker-dealers through the National Securities
      Clearing Corporation; and
o     Accounts that fall below the $500 threshold due solely to market fluctuations within the 12-month period preceding the date the fee is deducted.

      The fee is automatically deducted from qualifying accounts annually on or about the second to last business day of September. This annual fee is waived for any shareholders who elect to access their account documents through electronic document delivery rather than in paper copy and who elect to utilize the Internet or PhoneLink as their primary source for their general servicing needs. To sign up to access account documents electronically via eDocs Direct, please visit the Service Center on our website at WWW.OPPENHEIMERFUNDS.COM or call 1.888.470.0862 for instructions.
           ------------------------

Determination of Net Asset Values Per Share. The net asset values per share of each class of shares of a Fund are determined as of the close of business of the Exchange on each day that the Exchange is open. The calculation is done by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The Exchange normally closes at 4:00 P.M., Eastern time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before a U.S. holiday). All references to time in this Statement of
Additional Information mean "Eastern time." The Exchange's most recent annual announcement (which is subject to change) states that it will close on New
Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday,
Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas
Day. It may also close on other days.

      Dealers other than Exchange members may conduct trading in certain securities on days on which the Exchange is closed (including weekends and holidays) or after 4:00 P.M. on a regular business day. Because a Fund's net asset values will not be calculated on those days, the Fund's net asset values per share may be significantly affected on such days when shareholders may not purchase or redeem shares. Additionally, trading on European and
Asian stock exchanges and over-the-counter markets normally is completed before the close of the Exchange.

      Changes in the values of securities traded on foreign exchanges or markets as a result of events that occur after the prices of those securities are determined, but before the close of the Exchange, will not be reflected in the Fund's calculation of its net asset values that day unless the Manager or the Adviser determines that the event is likely to effect a material change in the value of the security. For all of the Funds, except the OSM -
Mercury Advisors SP 500 Index Fund and the OSM - Mercury Advisors Focus
Growth Fund, if such determination is made, the Manager, or an internal valuation committee established by the Manager, as applicable, may establish a valuation, under procedures established by the Board and subject to the approval, ratification and confirmation by the Board at its next ensuing meeting. For the OSM - Mercury Advisors SP 500 Index Fund and the OSM -
Mercury Advisors Focus Growth Fund, securities may be valued at their fair value as determined in good faith by the Board of Trustees of the applicable
Master Fund or by the Adviser using procedures approved by the Board of
Trustees of that Master Fund.

      |X| Securities Valuation. Each of the Fund's Board of Trustees and
theBoard of Trustees of the Master Fund (in the case of the OSM - Mercury
Advisors SP 500 Index Fund or the OSM - Mercury Advisors Focus Growth Fund)
has established procedures for the valuation of each Fund's securities. In general those procedures are as follows:
o     Equity securities traded on a U.S. securities exchange or on Nasdaq(R)
are valued as follows:
(1)   if last sale information is regularly reported, they are valued at the last reported sale price on the principal exchange on which they are traded or on Nasdaq, as applicable, on that day, or
(2)   if last sale information is not available on a valuation date, they are valued at the last reported sale price preceding the valuation date if it is within the spread of the closing "bid" and
               "asked" prices on the valuation date or, if not,  at the
               closing "bid" price on the valuation date.
o     Equity securities traded on a foreign securities exchange generally are valued in one of the following ways:
(1)   at the last sale price available to the pricing service approved by the
               Board of Trustees, or
(2)   at the last sale price obtained by the Manager or Adviser from the report of the principal exchange on which the security is
               traded at its last trading session on or immediately before the valuation date, or
(3)   at the mean between the "bid" and "asked" prices obtained from the principal exchange on which the security is traded or, on the basis of reasonable inquiry, from two market makers in the security.
o     Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by each Fund's Board of
Trustees or the Board of Trustees of the Master Fund or obtained by the
Manager from two active market makers in the security on the basis of reasonable inquiry.
o     The following securities are valued at the mean between the "bid" and
"asked" prices determined by a pricing service approved by each Fund's Board of Trustees or the Board of Trustees of the Master Fund or obtained by the
Manager or Adviser, as the case may be, from two active market makers in the security on the basis of reasonable inquiry:
(1)   debt instruments that have a maturity of more than 397 days when issued,
(2)   debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and
(3)   non-money market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.
o     The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts:
(1)   money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued that have a
               remaining maturity of 60 days or less, and
(2)   debt instruments held by a money market fund that have a remaining maturity of 397 days or less.

      However, for the OSM - Mercury Advisors SP 500 Index Fund and the OSM
- Mercury Advisors Focus Growth Fund, obligations with remaining maturities of 60 days or less will not be valued at amortized cost if the Adviser believes that the method no longer produces fair valuations.

      |_| For the OSM - Mercury Advisors SP 500 Index Fund and the OSM -
Mercury Advisors Focus Growth Fund, repurchase agreements will be valued at cost plus accrued interest.

o     Securities (including restricted securities) not having
readily-available market quotations are valued at fair value determined under the Board's procedures. If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the
"bid" and "asked" prices provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

      In the case of U.S. government securities, mortgage-backed securities, corporate bonds and foreign government securities, when last sale information is not generally available, the Manager or Adviser, as the case may be, may use pricing services approved by the applicable Board of Trustees. The pricing service may use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield and maturity. Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities). The Manager or Adviser, as the case may be, will monitor the accuracy of the pricing services. That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

      The closing prices in the London foreign exchange market on a particular business day that are provided to the Manager or Adviser, as the case may be, by a bank, dealer or pricing service that the Manager or Adviser has determined to be reliable are used to value foreign currency, including forward contracts, and to convert to U.S. dollars securities that are denominated in foreign currency.

      Puts, calls, and futures are valued at the last sale price on the principal exchange on which they are traded or on Nasdaq, as applicable, as determined by a pricing service approved by the applicable Board of Trustees or by the Manager or Adviser. If there were no sales that day, they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "asked" prices on the principal exchange or on Nasdaq on the valuation date. If not, the value shall be the closing bid price on the principal exchange or on Nasdaq on the valuation date. If the put, call or future is not traded on an exchange or on Nasdaq, it shall be valued by the mean between "bid" and "asked" prices obtained by the
Manager or Adviser from two active market makers. In certain cases that may be at the "bid" price if no "asked" price is available.

      When the Fund writes an option, an amount equal to the premium received is included in a Fund's Statement of Assets and Liabilities as an asset. An equivalent credit is included in the liability section. The credit is adjusted ("marked-to-market") to reflect the current market value of the option. In determining a Fund's gain on investments, if a call or put written by the Fund is exercised, the proceeds are increased by the premium received.
If a call or put written by a Fund expires, the Fund has a gain in the amount of the premium. If a Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction. If a Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the Fund.

How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Sending Redemption Proceeds by Federal Funds Wire. The Federal Funds wire of redemption proceeds may be delayed if each Fund's custodian bank is not open for business on a day when the Fund would normally authorize the wire to be made, which is usually the Fund's next regular business day following the redemption. In those circumstances, the wire will not be transmitted until the next bank business day on which the Fund is open for business. No dividends will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire.

Reinvestment Privilege. Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of:
o     Class A shares purchased subject to an initial sales charge or Class A shares on which a contingent deferred sales charge was paid, or
o     Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

      The reinvestment may be made without sales charge only in Class A shares of a Fund or any of the other Oppenheimer funds into which shares of a
Fund are exchangeable as described in "How to Exchange Shares" below.
Reinvestment will be at the net asset value next computed after the Transfer
Agent receives the reinvestment order. The shareholder must ask the Transfer
Agent for that privilege at the time of reinvestment. This privilege does not apply to Class C, Class N or Class Y shares. A Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

      Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of
Fund shares on which a sales charge was paid are reinvested in shares of a
Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of a Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption. However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind". The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, under certain circumstances, the Board of Trustees of a Fund may determine that it would be detrimental to the best interests of the remaining shareholders of that Fund to make payment of a redemption order wholly or partly in cash. In that case, the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of liquid securities from the portfolio of a Fund, in lieu of cash.

      Each Fund has elected to be governed by Rule 18f-1 under the Investment
Company Act. Under that rule, each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. Each Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities described above under "Determination of Net Asset Values
Per Share." That valuation will be made as of the time the redemption price is determined.

Involuntary Redemptions. Each Fund's Board of Trustees has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $500 or such lesser amount as the Board may fix. The Board will not cause the involuntary redemption of shares in an account if the aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations. If the Board exercises this right, it may also fix the requirements for any notice to be given to the shareholders in question (not less than 30 days).
The Board may alternatively set requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares. A transfer of shares to a different registration is not an event that triggers the payment of sales charges. Therefore, shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares. When shares subject to a contingent deferred sales charge are transferred, the transferred shares will remain subject to the contingent deferred sales charge. It will be calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder.

      If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the Prospectus under "How to Buy Shares" for the imposition of the Class B,
Class C and Class N contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Distributions From Retirement Plans. Requests for distributions from
OppenheimerFunds-sponsored IRAs, SEP-IRAs, SIMPLE IRAs, 403(b)(7) custodial plans, 401(k) plans or pension or profit-sharing plans should be addressed to
"Trustee, OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its
address listed in "How To Sell Shares" in the Prospectus or on the back cover of this Statement of Additional Information. The request must:
(1)   state the reason for the distribution;
(2)   state the owner's awareness of tax penalties if the distribution is premature; and
(3)   conform to the requirements of the plan and the Fund's other redemption requirements.

      Participants (other than self-employed plan sponsors) in
OppenheimerFunds-sponsored pension or profit-sharing plans with shares of a
Fund held in the name of the plan or its fiduciary may not directly request redemption of their accounts. The plan administrator or fiduciary must sign the request.

      Distributions from pension and profit sharing plans are subject to special requirements under the Internal Revenue Code and certain documents
(available from the Transfer Agent) must be completed and submitted to the
Transfer Agent before the distribution may be made. Distributions from retirement plans are subject to withholding requirements under the Internal
Revenue Code, and IRS Form W-4P (available from the Transfer Agent) must be submitted to the Transfer Agent with the distribution request, or the distribution may be delayed. Unless the shareholder has provided the Transfer
Agent with a certified tax identification number, the Internal Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld. Each Fund, the Manager, the Distributor, and the Transfer Agent assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

Special Arrangements for Repurchase of Shares from Dealers and Brokers. The
Distributor is each Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers. Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the
Distributor receives an order placed by the dealer or broker. However, if the
Distributor receives a repurchase order from a dealer or broker after the close of The Exchange on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the Exchange closes. Normally, the Exchange closes at 4:00 P.M., but may do so earlier on some days. Additionally, the order must have been transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 P.M.).

      Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form. The signature(s) of the registered owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic Withdrawal and Exchange Plans. Investors owning shares of a Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares
(having a value of at least $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment. Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record. Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days. Required minimum distributions from
OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

      Payments are normally made by check, but shareholders having
AccountLink privileges (see "How To Buy Shares") may arrange to have
Automatic Withdrawal Plan payments transferred to the bank account designated on the account application or by signature-guaranteed instructions sent to the Transfer Agent. Shares are normally redeemed pursuant to an Automatic
Withdrawal Plan three business days before the payment transmittal date you select in the account application. If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly.

      The Fund cannot guarantee receipt of a payment on the date requested.
Each Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice. Because of the sales charge assessed on Class A share purchases, shareholders should not make regular additional
Class A share purchases while participating in an Automatic Withdrawal Plan.
Class B, Class C and Class N shareholders should not establish automatic withdrawal plans, because of the potential imposition of the contingent deferred sales charge on such withdrawals (except where the Class B, Class C or Class N contingent deferred sales charge is waived as described in
Appendix C to this Statement of Additional Information).

      By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions that apply to such plans, as stated below.
These provisions may be amended from time to time by the Funds and/or the
Distributor. When adopted, any amendments will automatically apply to existing Plans.

      |X| Automatic Exchange Plans. Shareholders can authorize the Transfer
Agent to exchange a pre-determined amount of shares of a Fund for shares (of the same class) of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $50.
Instructions should be provided on the OppenheimerFunds Application or signature-guaranteed instructions. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to
Exchange Shares" in the Prospectus and below in this Statement of Additional
Information.

      |X|  Automatic  Withdrawal  Plans.  Fund  shares  will  be  redeemed  as necessary to meet withdrawal payments.  Shares acquired without a sales charge will be redeemed first. Shares acquired with reinvested  dividends and capital gains  distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal  payments.  Depending upon the amount withdrawn, the investor's principal may be depleted.  Payments made under these plans should not be  considered  as a yield or income on your investment.

      The Transfer Agent will administer the investor's Automatic Withdrawal
Plan as agent for the shareholder(s) (the "Planholder") who executed the Plan authorization and application submitted to the Transfer Agent. Neither a Fund nor the Transfer Agent shall incur any liability to the Planholder for any action taken or not taken by the Transfer Agent in good faith to administer the Plan. Share certificates will not be issued for shares of a Fund purchased for and held under the Plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the
Transfer Agent with the Plan application so that the shares represented by the certificate may be held under the Plan.

      For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of a Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

      Shares will be redeemed to make withdrawal payments at the net asset value per share determined on the redemption date. Checks or AccountLink payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment, according to the choice specified in writing by the Planholder.
Receipt of payment on the date selected cannot be guaranteed.

      The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent. The
Planholder should allow at least two weeks' time after mailing such notification for the requested change to be put in effect. The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the Plan. That notice must be in proper form in accordance with the requirements of the then-current
Prospectus of the Funds. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect and will mail a check for the proceeds to the Planholder.

      The Planholder may terminate a Plan at any time by writing to the
Transfer Agent. A Fund may also give directions to the Transfer Agent to terminate a Plan. The Transfer Agent will also terminate a Plan upon its receipt of evidence satisfactory to it that the Planholder has died or is legally incapacitated. Upon termination of a Plan by the Transfer Agent or a
Fund, shares that have not been redeemed will be held in uncertificated form in the name of the Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his or her executor or guardian, or another authorized person.

      To use shares held under the Plan as collateral for a debt, the
Planholder may request issuance of a portion of the shares in certificated form. Upon written request from the Planholder, the Transfer Agent will determine the number of shares for which a certificate may be issued without causing the withdrawal checks to stop. However, should such uncertificated shares become exhausted, Plan withdrawals will terminate.

      If the Transfer Agent ceases to act as transfer agent for a Fund, the
Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the Plan.

How to Exchange Shares

As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. Shares of Oppenheimer funds that have a single class without a class designation are deemed "Class A"
shares for this purpose. You can obtain a current list showing which funds offer which classes of shares by calling the Distributor.

o     All of the Oppenheimer funds currently offer Class A, B, C, N and Y shares with the following exceptions:

      The following funds only offer Class A shares:
      Centennial America Fund, L.P.         Centennial New York Tax Exempt
                                            Trust
      Centennial California Tax Exempt      Centennial Tax Exempt Trust
      Trust
      Centennial Government Trust           Oppenheimer Money Market Fund, Inc.
      Centennial Money Market Trust

      The following funds do not offer Class N shares:
      Oppenheimer AMT-Free New York          Oppenheimer Pennsylvania Municipal
      Municipals                             Fund
      Oppenheimer California Municipal Fund  Oppenheimer Rochester National
                                             Municipals
      Oppenheimer Limited Term Municipal     Oppenheimer Senior Floating Rate
      Fund                                   Fund
      Oppenheimer Municipal Bond Fund        Limited Term New York Municipal Fund
      Oppenheimer New Jersey Municipal Fund  Rochester Fund Municipals

      The following funds do not offer Class Y shares:
      Oppenheimer AMT-Free New York           Oppenheimer Limited Term Municipal
      Municipals                              Fund
      Oppenheimer California Municipal Fund   Oppenheimer Multiple Strategies Fund
      Oppenheimer Capital Income Fund         Oppenheimer New Jersey Municipal Fund
      Oppenheimer Cash Reserves               Oppenheimer Pennsylvania Municipal
                                              Fund
      Oppenheimer Champion Income Fund        Oppenheimer Quest Capital Value
                                              Fund, Inc.
      Oppenheimer Convertible Securities Fund Oppenheimer Quest Global Value Fund,
                                              Inc.
      Oppenheimer Disciplined Allocation Fund Oppenheimer Rochester National
                                              Municipals
      Oppenheimer Developing Markets Fund     Oppenheimer Senior Floating Rate Fund
      Oppenheimer Gold  Special Minerals     Oppenheimer Small Cap Value Fund
      Fund
      Oppenheimer International Bond Fund     Oppenheimer Total Return Bond Fund
      Oppenheimer International Growth Fund   Limited Term New York Municipal Fund
      Oppenheimer International Small
      Company Fund

o     Class Y shares of Oppenheimer Real Asset Fund may not be exchanged for shares of any other fund.
o     Class B, Class C and Class N shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through OppenheimerFunds-sponsored 401(k)
      plans.
o     Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for Class A shares of other Oppenheimer funds. They may not be acquired by exchange of shares of any class of any other
      Oppenheimer funds except Class A shares of Oppenheimer Money Market
      Fund or Oppenheimer Cash Reserves acquired by exchange of Class M shares.
o     Class X shares of Limited Term New York Municipal Fund may be exchanged only for Class B shares of other Oppenheimer funds and no exchanges may be made to Class X shares.
o     Shares of Oppenheimer Capital Preservation Fund may not be exchanged for shares of Oppenheimer Money Market Fund, Inc., Oppenheimer Cash
      Reserves or Oppenheimer Limited-Term Government Fund. Only participants in certain retirement plans may purchase shares of Oppenheimer Capital
      Preservation Fund, and only those participants may exchange shares of other Oppenheimer funds for shares of Oppenheimer Capital Preservation
      Fund.
o     Class A shares of Oppenheimer Senior Floating Rate Fund are not available by exchange of shares of Oppenheimer Money Market Fund or
      Class A shares of Oppenheimer Cash Reserves.
o     Shares of Oppenheimer Select Managers Mercury Advisors SP 500 Index
      Fund and Oppenheimer Select Managers QM Active Balanced Fund are only available to retirement plans and are available only by exchange from the same class of shares of other Oppenheimer funds held by retirement plans.
o     Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any money market fund offered by the Distributor. Shares of any money market fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge. They may also be used to purchase shares of Oppenheimer funds subject to an early withdrawal charge or contingent deferred sales charge.
o     Shares of Oppenheimer Money Market Fund, Inc. purchased with the redemption proceeds of shares of other mutual funds (other than funds managed by the Manager or its subsidiaries) redeemed within the 30 days prior to that purchase may subsequently be exchanged for shares of other Oppenheimer funds without being subject to an initial sales charge or contingent deferred sales charge. To qualify for that privilege, the investor or the investor's dealer must notify the
      Distributor of eligibility for this privilege at the time the shares of
      Oppenheimer Money Market Fund, Inc. are purchased. If requested, they must supply proof of entitlement to this privilege.
o     Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.

      The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law. It may be required to provide 60 days' notice prior to materially amending or terminating the exchange privilege. That 60 day notice is not required in extraordinary circumstances.

      |X| How Exchanges Affect Contingent Deferred Sales Charges. No
contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge, with the following exceptions:

o     When Class A shares of any Oppenheimer fund (other than Rochester
National Municipals and Rochester Fund Municipals) acquired by exchange of
Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months measured from the beginning of the calendar month of the initial purchase of the exchanged
Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o     When Class A shares of Rochester National Municipals and Rochester Fund
Municipals acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 24 months of the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o     If any Class A shares of another Oppenheimer fund that are exchanged for Class A shares of Oppenheimer Senior Floating Rate Fund are subject to the Class A contingent deferred sales charge of the other Oppenheimer fund at the time of exchange, the holding period for that Class A contingent deferred sales charge will carry over to the Class A shares of Oppenheimer Senior
Floating Rate Fund acquired in the exchange. The Class A shares of
Oppenheimer Senior Floating Rate Fund acquired in that exchange will be subject to the Class A Early Withdrawal Charge of Oppenheimer Senior Floating
Rate Fund if they are repurchased before the expiration of the holding period.

o     When Class A shares of Oppenheimer Cash Reserves and Oppenheimer Money
Market Fund, Inc. acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within the Class A holding period of the fund from which the shares were exchanged, the Class A contingent deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

o     With respect to Class B shares, the Class B contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within six years of the initial purchase of the exchanged Class B shares.

o     With respect to Class C shares, the Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

o     With respect to Class N shares, a 1% contingent deferred sales charge will be imposed if the retirement plan (not including IRAs and 403(b) plans)
is terminated or Class N shares of all Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund or with respect to an individual retirement plan or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

o     When Class B, Class C or Class N shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B, Class C or Class N contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares.

      Shareholders owning shares of more than one class must specify which class of shares they wish to exchange.

      |X| Limits on Multiple Exchange Orders. Each Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account. Each Fund may accept requests for exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege.

      |X| Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investors must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy
(which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

      |X| Processing  Exchange  Requests.  Shares to be exchanged are redeemed on the regular  business day the Transfer Agent  receives an exchange  request in proper form (the  "Redemption  Date").  Normally,  shares of the fund to be acquired are  purchased on the  Redemption  Date,  but such  purchases  may be delayed  by either  fund up to five  business  days if it  determines  that it would be  disadvantaged by an immediate  transfer of the redemption  proceeds.
Each Fund  reserves  the right,  in its  discretion,  to refuse  any  exchange request  that may  disadvantage  it. For  example,  if the receipt of multiple exchange  requests  from a dealer might require the  disposition  of portfolio securities at a time or at a price that might be  disadvantageous to the Fund, the Fund may refuse the request.

      When you exchange some or all of your shares from one fund to another, any special account feature such as an Asset Builder Plan or Automatic
Withdrawal Plan, will be switched to the new fund account unless you tell the
Transfer Agent not to do so. However, special redemption and exchange features such as Automatic Exchange Plans and Automatic Withdrawal Plans
cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.

      In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this
Statement of Additional Information, or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

      The different Oppenheimer funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases. Each Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends and Distributions. Each Fund has no fixed dividend rate and there can be no assurance as to the payment of any dividends or the realization of any capital gains. The dividends and distributions paid by a class of shares will vary from time to time depending on market conditions, the composition of each Fund's portfolio, and expenses borne by a Fund or borne separately by a class. Dividends are calculated in the same manner, at the same time, and on the same day for each class of shares. However, dividends on Class B,
Class C and Class N shares are expected to be lower than dividends on Class A and Class Y shares. That is because of the effect of the asset-based sales charge on Class B, Class C and Class N shares. Those dividends will also differ in amount as a consequence of any difference in the net asset values of the different classes of shares.

      Dividends, distributions and proceeds of the redemption of each Fund shares represented by checks returned to the Transfer Agent by the Postal
Service as undeliverable will be invested in shares of Oppenheimer Money
Market Fund, Inc. Reinvestment will be made as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds. Unclaimed accounts may be subject to state escheatment laws, and each Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

Tax Status of the Funds' Dividends, Distributions and Redemptions of Shares.
The federal tax treatment of the Funds' dividends and capital gains distributions is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting each
Fund and its shareholders.

      The tax discussion in the Prospectus and this Statement of Additional
Information is based on tax law in effect on the date of the Prospectus and this Statement of Additional Information. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect. State and local tax treatment of ordinary income dividends and capital gain dividends from regulated investment companies may differ from the treatment under the Internal Revenue Code described below.
Potential purchasers of shares of the Fund are urged to consult their tax advisers with specific reference to their own tax circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Fund.

      |X| Qualification as a Regulated Investment Company. Each Fund has
elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. As a regulated investment company, the Fund is not subject to federal income tax on the portion of its net investment income (that is, taxable interest, dividends, and other taxable ordinary income, net of expenses) and capital gain net income (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. That qualification enables the
Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. This avoids a "double tax" on that income and capital gains, since shareholders normally will be taxed on the dividends and capital gains they receive from a Fund (unless their Fund shares are held in a retirement account or the shareholder is otherwise exempt from tax).

      The Internal Revenue Code contains a number of complex tests relating to qualification that a Fund might not meet in a particular year. If it did not qualify as a regulated investment company, a Fund would be treated for tax purposes as an ordinary corporation and would receive no tax deduction for payments made to shareholders.

      To qualify as a regulated investment company, a Fund must distribute at least 90% of its investment company taxable income (in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year. A Fund must also satisfy certain other requirements of the Internal Revenue Code, some of which are described below.
Distributions by a Fund made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

      To qualify as a regulated investment company, a Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and certain other income.

      In addition to satisfying the requirements described above, a Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under that test, at the close of each quarter of a Fund's taxable year, at least 50% of the value of a Fund's assets must consist of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and securities of other issuers. As to each of those issuers, a Fund must not have invested more than
5% of the value of a Fund's total assets in securities of each such issuer and a Fund must not hold more than 10% of the outstanding voting securities of each such issuer. No more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses. For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as U.S. government securities.

      |X| Excise Tax on Regulated Investment Companies. Under the Internal
Revenue Code, by December 31 each year, a Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. If it does not, a Fund must pay an excise tax on the amounts not distributed. It is presently anticipated that the Funds will meet those requirements. To meet this requirement, in certain circumstances a Fund might be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. However, the Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of shareholders for a Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

      |X| Taxation of Fund Distributions. A Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Those distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes.

      Special provisions of the Internal Revenue Code govern the eligibility of a Fund's dividends for the dividends-received deduction for corporate shareholders. Long-term capital gains distributions are not eligible for the deduction. The amount of dividends paid by a Fund that may qualify for the deduction is limited to the aggregate amount of qualifying dividends that a
Fund derives from portfolio investments that the Fund has held for a minimum period, usually 46 days. A corporate shareholder will not be eligible for the deduction on dividends paid on Fund shares held for 45 days or less. To the extent a Fund's dividends are derived from gross income from option premiums, interest income or short-term gains from the sale of securities or dividends from foreign corporations, those dividends will not qualify for the deduction.

      The Fund may either retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute any such amounts. If net long term capital gains are distributed and designated as a capital gain distribution, it will be taxable to shareholders as a long-term capital gain and will be properly identified in reports sent to shareholders in January of each year. Such treatment will apply no matter how long the shareholder has held his or her shares or whether that gain was recognized by the Fund before the shareholder acquired his or her shares.

      If the Fund elects to retain its net capital gain, the Fund will be subject to tax on it at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, the Fund will provide to shareholders of record on the last day of its taxable year information regarding their pro rata share of the gain and tax paid. As a result, each shareholder will be required to report his or her pro rata share of such gain on their tax return as long-term capital gain, will receive a refundable tax credit for his/her pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his/her shares by an amount equal to the deemed distribution less the tax credit.

      Investment income that may be received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The
United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, taxes on such income.

      Distributions by the Fund that do not constitute ordinary income dividends or capital gain distributions will be treated as a return of capital to the extent of the shareholder's tax basis in their shares. Any excess will be treated as gain from the sale of those shares, as discussed below. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year. If prior distributions made by the Fund must be re-characterized as a non-taxable return of capital at the end of the fiscal year as a result of the effect of the Fund's investment policies, they will be identified as such in notices sent to shareholders.

      Distributions by the Fund will be treated in the manner described above regardless of whether the distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

      The Fund will be required in certain cases to withhold 30% (29% for payments after December 31, 2003) of ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification
                                            -------
number or to properly certify that number when required, (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that the shareholder is not subject to backup withholding or is an "exempt recipient" (such as a corporation). All income and any tax withheld by the
Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year.

      |X| Tax Effects of Redemptions of Shares. If a shareholder redeems all or a portion of his/her shares, the shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares. All or a portion of any loss recognized in that manner may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the redemption.

      In general, any gain or loss arising from the redemption of shares of the Fund will be considered capital gain or loss, if the shares were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year. However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares. Special holding period rules under the Internal
Revenue Code apply in this case to determine the holding period of shares and there are limits on the deductibility of capital losses in any year.

      |X| Foreign Shareholders. Under U.S. tax law, taxation of a shareholder who is a foreign person (to include, but not limited to, a nonresident alien individual, a foreign trust, a foreign estate, a foreign corporation, or a foreign partnership) primarily depends on whether the foreign person's income from the Fund is effectively connected with the conduct of a U.S. trade or business. Typically, ordinary income dividends paid from a mutual fund are not considered "effectively connected" income.

      Ordinary income dividends that are paid by the Fund (and are deemed not
"effectively connected income") to foreign persons will be subject to a U.S.
tax withheld by the Fund at a rate of 30%, provided the Fund obtains a properly completed and signed Certificate of Foreign Status. The tax rate may be reduced if the foreign person's country of residence has a tax treaty with the U.S. allowing for a reduced tax rate on ordinary income dividends paid by the Fund. All income and any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in
March of each year.

      If the ordinary income dividends from the Fund are effectively
                                                     ---
connected with the conduct of a U.S. trade or business, then the foreign person may claim an exemption from the U.S. tax described above provided the
Fund obtains a properly completed and signed Certificate of Foreign Status.

      If the foreign person fails to provide a certification of his/her foreign status, the Fund will be required to withhold U.S. tax at a rate of
30% (29% for payments after December 31, 2003) on ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any foreign person. All income and any tax withheld (in this situation) by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year.

      The tax consequences to foreign persons entitled to claim the benefits of an applicable tax treaty may be different from those described herein.
Foreign shareholders are urged to consult their own tax advisors or the U.S.
Internal Revenue Service with respect to the particular tax consequences to them of an investment in the Funds, including the applicability of the U.S.
withholding taxes described above.

Dividend Reinvestment in Another Fund. Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds listed above. Reinvestment will be made without sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution.
To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment. Otherwise the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account.
Dividends and/or distributions from shares of certain other Oppenheimer funds
(other than Oppenheimer Cash Reserves) may be invested in shares of these
Funds on the same basis.

Additional Information About the Fund

The Distributor. Each Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with
OppenheimerFunds Distributor, Inc., a subsidiary of the Manager that acts as the Funds' Distributor. The Distributor also distributes shares of the other
Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent. OppenheimerFunds Services, the Funds' Transfer Agent, is
a division of the Manager. It is responsible for maintaining the Funds'
shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions. It serves as the Transfer Agent for an annual per account fee. It also acts as shareholder servicing agent for the other Oppenheimer funds. Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian. Citibank, N.A. is the custodian of each Fund's assets. The custodian's responsibilities include safeguarding and controlling each Fund's portfolio securities and handling the delivery of such securities to and from each Fund. It is the practice of each Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates. Each Fund's cash balances with the custodian in excess of $100,000 are not protected by federal deposit insurance. Those uninsured balances at times may be substantial.

Independent Auditors. Deloitte  Touche, LLP are the independent auditors of each Fund. They audit each Fund's financial statements and perform other related audit services. They also act as auditors for [the Manager and for certain other funds advised by the Manager and its affiliates.

License Agreement. Under a separate agreement, Merrill Lynch affiliates have granted the Trust, on behalf of the OSM - Mercury Advisors SP 500 Index Fund and the OSM - Mercury Advisors Focus Growth Fund, the right to use the
"Mercury" name and has reserved the right to withdraw its consent to the use of such name by either Fund under certain circumstances or to grant the use of such name to any other company.

Financial Statements. The audited financial statements for the Master Focus
Twenty Trust are incorporated in this Statement of Additional Information by reference to the 2002 annual report to shareholders of Mercury Focus Twenty
Fund, Inc. You may request a copy of that annual report at no charge by calling 888.763.2260 between 8:00 a.m. and 8:00 p.m. Eastern time on any business day. The audited financial statements for the Quantitative Master
Series Trust - Master SP 500 Index Series are incorporated in this Statement of Additional Information by reference to the 2002 annual report to shareholders of the Quantitative Master Series Trust - Master SP 500 Index
Series, and the unaudited financial statements for the Quantitative Master
Series Trust - Master SP 500 Index Series are incorporated in this Statement of Additional Information by reference to the June 30, 2002 semi-annual report to shareholders of the Quantitative Master Series Trust - Master SP
500 Index Series. You may request a copy of that annual and semi-annual report at no charge by calling 888.763.2260 between 8:00 a.m. and 8:00 p.m.
Eastern time on any business day.

INDEPENDENT AUDITORS' REPORT

--------------------------------------------------------------------------------
 To the Board of Trustees and Shareholders of
 Oppenheimer Select Managers Mercury Advisors SP 500 Index
Fund:
 We have audited the accompanying statement of assets and
liabilities of
 Oppenheimer Select Managers Mercury Advisors SP 500 Index
Fund, which is a
 series of Oppenheimer Select Managers, including the
statement of investments,
 as of December 31, 2002, and the related statement of
operations for the year
 then ended, the statements of changes in net assets for and the financial
 highlights for the periods indicated. These financial
statements and financial
 highlights are the responsibility of the Fund's management.
Our responsibility
 is to express an opinion on these financial statements and
financial highlights
 based on our audits.
    We conducted our audits in accordance with auditing
standards generally
 accepted in the United States of America. Those standards
require that we plan
 and perform the audit to obtain reasonable assurance about
whether the
 financial statements and financial highlights are free of
material
 misstatement. An audit includes examining, on a test basis, evidence supporting
 the amounts and disclosures in the financial statements. Our procedures
 included confirmation of securities owned as of December 31,
2002, by
 correspondence with the custodian and brokers; where replies were not received
 from brokers, we performed other auditing procedures. An
audit also includes
 assessing the accounting principles used and significant
estimates made by
 management, as well as evaluating the overall financial
statement presentation.
 We believe that our audits provide a reasonable basis for
our opinion.
    In our opinion, the financial statements and financial
highlights referred
 to above present fairly, in all material respects, the
financial position of
 Oppenheimer Select Managers Mercury Advisors SP 500 Index
Fund as of December
 31, 2002, the results of its operations for the year then
ended, the changes in
 its net assets and the financial highlights for the periods indicated, in
 conformity with accounting principles generally accepted in the United States
 of America.

 /s/ Deloitte  Touche LLP
--------------------------
 Deloitte  Touche LLP

 Denver, Colorado
 February 19, 2003

STATEMENT OF ASSETS AND LIABILITIES  December 31, 2002

--------------------------------------------------------------------------------
 Assets

 Investments in Master SP 500 Index
Series                         $28,596,226
--------------------------------------------------------------------------------
 Receivables and other assets:
 Shares of beneficial interest
sold                                     101,971

Other
1,701

------------
 Total
assets
28,699,898

--------------------------------------------------------------------------------
 Liabilities

 Payables and other liabilities:
 Shares of beneficial interest
redeemed                                  22,539
 Registration and filing
fees                                            19,260
 Transfer and shareholder servicing agent
fees                           16,879
 Distribution and service plan
fees                                      16,307
 Legal, auditing and other professional
fees                              3,198
 Trustees'
compensation
222
 Shareholder
reports
77

Other
70,965

------------
 Total
liabilities
149,447

--------------------------------------------------------------------------------
 Net
Assets
$28,550,451

============

--------------------------------------------------------------------------------
 Composition of Net Assets

 Paid-in
capital
$34,322,883
--------------------------------------------------------------------------------
 Accumulated net realized loss on investment
transactions            (1,194,777)
--------------------------------------------------------------------------------
 Net unrealized depreciation on
investments                          (4,577,655)

------------
 Net
Assets
$28,550,451

============

12 | OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS SP 500(R)
INDEX FUND

--------------------------------------------------------------------------------
 Net Asset Value Per Share

 Class A Shares:
 Net asset value and redemption price per share
 (based on net assets of $6,334,062 and 935,227 shares
 of beneficial interest
outstanding)                                       $6.77
 Maximum offering price per share (net asset value plus sales charge of 5.75% of offering
price)                                        $7.18
--------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable
 contingent deferred sales charge) and offering price per
 share (based on net assets of $4,183,602
 and 623,688  shares of beneficial interest
outstanding)                   $6.71
--------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable
 contingent deferred sales charge) and offering price per
 share (based on net assets of $4,952,056 and 738,703
 shares of beneficial interest
outstanding)                                $6.70
--------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable
contingent
 deferred sales charge) and offering price per share (based
 on net assets of $13,079,891 and 1,940,897 shares of
beneficial
 interest
outstanding)
$6.74
--------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per
share
 (based on net assets of $840 and 123 shares of beneficial
 interest
outstanding)
$6.83

 See accompanying Notes to Financial Statements.

13 | OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS SP 500(R)
INDEX FUND

STATEMENT OF OPERATIONS  For the Year Ended December 31, 2002

----------------------------------------------------------------------------------------------------------------------
 Net Investment Income Allocated from Master SP 500 Index
Series

 Investment
Income
$   365,180
----------------------------------------------------------------------------------------------------------------------

Expenses
8,629
----------------------------------------------------------------------------------------------------------------------
 Net investment income from Master SP 500 Index
Series
356,551

 Fund Income and Expenses
----------------------------------------------------------------------------------------------------------------------
 Investment Income
 Interest from short-term
obligations
28

----------------------------------------------------------------------------------------------------------------------
 Expenses
 Distribution and service plan fees:
 Class
A
12,489
 Class
B
29,212
 Class
C
35,829
 Class
N
49,775
----------------------------------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class
A
34,893
 Class
B
19,283
 Class
C
20,717
 Class
N
53,988
 Class
Y
452
----------------------------------------------------------------------------------------------------------------------
 Administrative
fees
108,266
----------------------------------------------------------------------------------------------------------------------
 Registration and filing
fees
17,746
----------------------------------------------------------------------------------------------------------------------
 Shareholder
reports
14,832
----------------------------------------------------------------------------------------------------------------------
 Legal, auditing and other professional
fees
5,362
----------------------------------------------------------------------------------------------------------------------
 Trustees'
compensation
4,312
----------------------------------------------------------------------------------------------------------------------
 Custodian fees and
expenses
5
----------------------------------------------------------------------------------------------------------------------

Other
84,265

-----------------
 Total
expenses
491,426
 Less voluntary reimbursement of
expenses
(156,115)
 Less voluntary waiver of transfer and shareholder servicing agent fees--
 Classes A, B, C and
N
(41,755)
 Less voluntary waiver of transfer and shareholder servicing
agent fees--Class Y                               (446)

-----------------
 Net
expenses
293,110

----------------------------------------------------------------------------------------------------------------------
 Net Investment
Income
63,469

----------------------------------------------------------------------------------------------------------------------
 Realized and Unrealized Loss Allocated from Master SP 500
Index Series
 Net realized loss on
investments
(929,632)
----------------------------------------------------------------------------------------------------------------------
 Net change in unrealized depreciation on
investments
(4,893,113)

-----------------
 Net realized and unrealized
loss
(5,822,745)

----------------------------------------------------------------------------------------------------------------------
 Net Decrease in Net Assets Resulting from
Operations
$(5,759,276)

=================

 See accompanying Notes to Financial Statements.

14 | OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS SP 500(R)
INDEX FUND

STATEMENTS OF CHANGES IN NET ASSETS

 Year Ended December
31,
2002                 2001 1
---------------------------------------------------------------------------------------------------------------

 Operations
 Net investment
income
$    63,469          $     1,533
---------------------------------------------------------------------------------------------------------------
 Net realized
loss
(929,632)            (265,145)
---------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation
(depreciation)                        (4,893,113)
315,458

-----------------------------------
 Net increase (decrease) in net assets resulting from
operations             (5,759,276)              51,846

---------------------------------------------------------------------------------------------------------------
 Dividends and/or Distributions to Shareholders
 Dividends from net investment income:
 Class
A
(23,993)                  --
 Class
B
--                   --
 Class
C
--                   --
 Class
N
(43,513)                  --
 Class
Y
(2)                  --

---------------------------------------------------------------------------------------------------------------
 Beneficial Interest Transactions
 Net increase (decrease) in net assets resulting from
beneficial interest
 transactions:
 Class
A
4,148,608            3,648,728
 Class
B
3,813,804            1,206,748
 Class
C
4,395,652            1,551,116
 Class
N
10,658,816            4,884,686
 Class
Y
(12)                 243

---------------------------------------------------------------------------------------------------------------
 Net Assets
 Total
increase
17,190,084           11,343,367
---------------------------------------------------------------------------------------------------------------
 Beginning of
period
11,360,367               17,000 2

-----------------------------------
End of period [including accumulated net investment income of
$1,533
 for the period ended December 31,
2001]                                    $28,550,451
$11,360,367

===================================

1. For the period from February 16, 2001 (inception of
offering) to December 31,
2001.
2. Reflects the value of the Manager's initial seed money
investment at December
22, 2000.

See accompanying Notes to Financial Statements.

15 | OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS SP 500(R)
INDEX FUND

FINANCIAL HIGHLIGHTS

 Class A     Year Ended December
31
2002             2001 1
-------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of
period
$  8.85             $10.00
-------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment
income
..03                .01
 Net realized and unrealized
loss
(2.08)             (1.16)

-----------------------------
 Total from investment
operations
(2.05)             (1.15)
-------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment
income
(.03)                --

-----------------------------
 Net asset value, end of
period
$6.77              $8.85

=============================

-------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value
2
(23.21)%           (11.50)%

-------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in
thousands)
$6,334             $3,598
-------------------------------------------------------------------------------------------------------------------------
 Average net assets (in
thousands)
$5,202             $1,397
-------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment
income
0.62%              0.33%

Expenses
2.03%              1.87%
 Expenses, net of voluntary reimbursement of expenses and/or voluntary waiver of transfer agent
fees
1.08%              0.99%
-------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate
4
4.59%              3.21%

1. For the period from February 16, 2001 (inception of
offering) to December 31,
2001.
2. Assumes an investment on the business day before the first day of the fiscal
period (or inception of offering), with all dividends and
distributions
reinvested in additional shares on the reinvestment date, and redemption at the
net asset value calculated on the last business day of the
fiscal period. Sales
charges are not reflected in the total returns. Total returns are not annualized
for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Portfolio turnover rate is representative of the portfolio turnover rate of
the Master SP 500 Index Fund included elsewhere in this
report.

See accompanying Notes to Financial Statements.

16 | OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS SP 500(R)
INDEX FUND

 Class B     Year Ended December
31
2002              2001 1

----------------------------------------------------------------------------------------------------------------------

 Per Share Operating Data
 Net asset value, beginning of
period                                                      $
8.80            $10.00
----------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment
loss
--              (.01)
 Net realized and unrealized
loss
(2.09)            (1.19)

-----------------------------
 Total from investment
operations
(2.09)            (1.20)
----------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment
income
--                --

-----------------------------
 Net asset value, end of
period
$6.71             $8.80

=============================

----------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value
2
(23.75)%          (12.00)%

----------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in
thousands)
$4,184            $1,189
----------------------------------------------------------------------------------------------------------------------
 Average net assets (in
thousands)
$2,929             $ 468
----------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment
loss
(0.10)%           (0.40)%

Expenses
2.78%             2.65%
 Expenses, net of voluntary reimbursement of expenses and/or voluntary waiver of transfer agent
fees
1.83%             1.68%
----------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate
4
4.59%             3.21%

1. For the period from February 16, 2001 (inception of
offering) to December 31,
2001.
2. Assumes an investment on the business day before the first day of the fiscal
period (or inception of offering), with all dividends and
distributions
reinvested in additional shares on the reinvestment date, and redemption at the
net asset value calculated on the last business day of the
fiscal period. Sales
charges are not reflected in the total returns. Total returns are not annualized
for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Portfolio turnover rate is representative of the portfolio turnover rate of
the Master SP 500 Index Fund included elsewhere in this
report.

See accompanying Notes to Financial Statements.

17 | OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS SP 500(R)
INDEX FUND

FINANCIAL HIGHLIGHTS  Continued

 Class C     Year Ended December
31
2002            2001 1
-------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of
period                                                     $
8.79          $10.00
-------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment
loss
--            (.01)
 Net realized and unrealized
loss
(2.09)          (1.20)

---------------------------
 Total from investment
operations
(2.09)          (1.21)
-------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment
income
--              --

---------------------------
 Net asset value, end of
period
$6.70          $ 8.79

===========================

-------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value
2
(23.78)%        (12.10)%

-------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in
thousands)
$4,952          $1,558
-------------------------------------------------------------------------------------------------------------------
 Average net assets (in
thousands)
$3,592          $  500
-------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment
loss
(0.10)%         (0.39)%

Expenses
2.70%           2.64%
 Expenses, net of voluntary reimbursement of expenses and/or voluntary waiver of transfer agent
fees
1.80%           1.76%
-------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate
4
4.59%           3.21%

1. For the period from February 16, 2001 (inception of
offering) to December 31,
2001.
2. Assumes an investment on the business day before the first day of the fiscal
period (or inception of offering), with all dividends and
distributions
reinvested in additional shares on the reinvestment date, and redemption at the
net asset value calculated on the last business day of the
fiscal period. Sales
charges are not reflected in the total returns. Total returns are not annualized
for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Portfolio turnover rate is representative of the portfolio turnover rate of
the Master SP 500 Index Fund included elsewhere in this
report.

See accompanying Notes to Financial Statements.

18 | OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS SP 500(R)
INDEX FUND

 Class N     Year Ended December
31
2002              2001 1
-------------------------------------------------------------------------------------------------------------------

 Per Share Operating Data
 Net asset value, beginning of
period                                                   $
8.82            $ 9.54
-------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment
income
..02                --
 Net realized and unrealized
loss
(2.08)             (.72)

-------------------------------
 Total from investment
operations
(2.06)             (.72)
-------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment
income
(.02)               --

-------------------------------
 Net asset value, end of
period
$6.74             $8.82

===============================

-------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value
2
(23.33)%           (7.55)%

-------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in
thousands)
$13,080            $5,014
-------------------------------------------------------------------------------------------------------------------
 Average net assets (in
thousands)
$ 9,977            $1,425
-------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment
income
0.38%             0.07%

Expenses
2.16%             2.14%
 Expenses, net of voluntary reimbursement of expenses and/or voluntary waiver of transfer agent
fees
1.29%             1.40%
-------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate
4
4.59%             3.21%

1. For the period from March 1, 2001 (inception of offering)
to December 31,
2001.
2. Assumes an investment on the business day before the first day of the fiscal
period (or inception of offering), with all dividends and
distributions
reinvested in additional shares on the reinvestment date, and redemption at the
net asset value calculated on the last business day of the
fiscal period. Sales
charges are not reflected in the total returns. Total returns are not annualized
for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Portfolio turnover rate is representative of the portfolio turnover rate of
the Master SP 500 Index Fund included elsewhere in this
report.

See accompanying Notes to Financial Statements.

19 | OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS SP 500(R)
INDEX FUND

FINANCIAL HIGHLIGHTS  Continued

 Class Y     Year Ended  December
31
2002               2001 1
----------------------------------------------------------------------------------------------------------------------

 Per Share Operating Data
 Net asset value, beginning of
period                                                     $
8.90             $10.00
----------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment
income
..07                .04
 Net realized and unrealized
loss
(2.12)             (1.14)

------------------------------
 Total from investment
operations
(2.05)             (1.10)
----------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment
income
(.02)                --

------------------------------
 Net asset value, end of
period
$6.83              $8.90

==============================

----------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value
2
(23.06)%           (11.00)%

----------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in
thousands)
$1                 $1
----------------------------------------------------------------------------------------------------------------------
 Average net assets (in
thousands)
$1                 $1
----------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment
income
0.80%              0.57%

Expenses
46.32%            384.04%
 Expenses, net of voluntary reimbursement of expenses and/or voluntary waiver of transfer agent
fees
0.83%              0.62%
----------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate
4
4.59%              3.21%

1. For the period from February 16, 2001 (inception of
offering) to December 31,
2001.
2. Assumes an investment on the business day before the first day of the fiscal
period (or inception of offering), with all dividends and
distributions
reinvested in additional shares on the reinvestment date, and redemption at the
net asset value calculated on the last business day of the
fiscal period. Sales
charges are not reflected in the total returns. Total returns are not annualized
for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Portfolio turnover rate is representative of the portfolio turnover rate of
the Master SP 500 Index Fund included elsewhere in this
report.

See accompanying Notes to Financial Statements.

20 | OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS SP 500(R)
INDEX FUND

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
 1. Significant Accounting Policies
 Oppenheimer Select Managers Mercury SP 500(R) Index Fund
(the Fund) is a
 separate series of Oppenheimer Select Managers, a
non-diversified, open-end
 management investment company registered under the
Investment Company Act of
 1940, as amended. The Fund invests substantially all of its assets in the
 Master SP 500 Index Series of the Quantitative Master
Series Trust (the
 Trust), a registered open-end investment company that has
the same goals as the
 Fund. The financial statements of the Trust are included
elsewhere in this
 report and should be read with the Fund's financial
statements. The percentage
 of the Trust owned by the Fund at December 31, 2002 was
1.67%. As of December
 31, 2002 the total return for the Master SP 500 Index Fund
was (22.22)%. The
 Fund's investment objective is to seek to match the
performance of the Standard
  Poor's 500 Composite Stock Price Index (the "SP 500") as
closely as possible
 before the deduction of Fund expenses. The Fund's
administrator is
 OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B, Class C, Class N and
Class Y shares. Class
 A shares are sold at their offering price, which is normally net asset value
 plus a front-end sales charge. Class B, Class C and Class N shares are sold
 without a front-end sales charge but may be subject to a
contingent deferred
 sales charge (CDSC). Class N shares are sold only through
retirement plans.
 Retirement plans that offer Class N shares may impose
charges on those
 accounts. Class Y shares are sold to certain institutional
investors without
 either a front-end sales charge or a CDSC. All classes of
shares have identical
 rights and voting privileges. Earnings, net assets and net
asset value per
 share may differ by minor amounts due to each class having
its own expenses
 directly attributable to that class. Classes A, B, C and N
have separate
 distribution and/or service plans. No such plan has been
adopted for Class Y
 shares. Class B shares will automatically convert to Class A shares six years
 after the date of purchase.
    The following is a summary of significant accounting
policies consistently
followed by the Fund.

--------------------------------------------------------------------------------
 Securities Valuation. The Fund's investment in the Trust is valued based on the
 daily reported net asset value of the Trust. Valuation of
securities held by
 the Trust is discussed in the notes to Master SP 500 Index
Series included
 elsewhere in this report.
--------------------------------------------------------------------------------
 Allocation of Income, Expenses, Gains and Losses. The Fund
records daily its
 proportionate share of the Trust's income, expenses and
realized and unrealized
 gains and losses. In addition, the Fund accrues its own
expenses. Income,
 expenses (other than those attributable to a specific
class), gains and losses
 are allocated daily to each class of shares based upon the
relative proportion
 of net assets represented by such class. Operating expenses directly
 attributable to a specific class are charged against the
operations of that
 class.
--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to continue to comply with
provisions of the
 Internal Revenue Code applicable to regulated investment
companies and to
 distribute all of its taxable income, including any net
realized gain on
 investments not offset by capital loss carryforwards, if
any, to shareholders.
 Therefore, no federal income tax provision is required,
however, during the
 year ended December 31, 2002, the Fund paid a federal excise tax of $60.

 As of December 31, 2002, the Fund had available for federal income tax purposes
 unused capital loss carryforwards as follows:
                              Expiring
                              --------------------------
                              2009           $  200,753
                              2010              853,501
                                             ----------
                                             $1,054,254
                                             ==========

    During the fiscal year ended December 31, 2002, the Fund
did not utilize any
 capital loss carryforward.

21 | OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS SP 500(R)
INDEX FUND

NOTES TO FINANCIAL STATEMENTS  Continued

--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued
 Dividends and Distributions to Shareholders. Dividends and
distributions to
 shareholders, which are determined in accordance with income tax regulations,
 are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
 Classification of Dividends and Distributions to
Shareholders. Net investment
 income (loss) and net realized gain (loss) may differ for
financial statement
 and tax purposes. The character of dividends and
distributions made during the
 fiscal year from net investment income or net realized gains may differ from
 their ultimate characterization for federal income tax
purposes. Also, due to
 timing of dividends and distributions, the fiscal year in
which amounts are
 distributed may differ from the fiscal year in which the
income or net realized
 gain was recorded by the Fund.
    The Fund adjusts the classification of distributions to
shareholders to
 reflect the differences between financial statement amounts and distributions
 determined in accordance with income tax regulations.
Accordingly, during the
 year ended December 31, 2002, amounts have been reclassified to reflect a
 decrease in paid-in capital of $2,506. Overdistributed net
investment income
 was decreased by the same amount. Net assets of the Fund
were unaffected by the
 reclassifications.

 The tax character of distributions paid during the year
ended December 31, 2002
 and the period ended December 31, 2001 was as follows:
                                            Year
Ended             Period Ended
                                     December 31, 2002
December 31, 2001

---------------------------------------------------------------------------
     Distributions paid from:
     Ordinary income
$67,508                      $--
     Long-term capital gain
--                       --
     Return of capital
--                       --

---------------------------------
     Total
$67,508                      $--

=================================

 As of December 31, 2002, the components of distributable
earnings on a tax
 basis were as follows:
     Accumulated net realized loss
$(1,194,777)
     Net unrealized depreciation
(4,577,655)

-----------
     Total
$(5,772,432)

===========

--------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting
 principles generally accepted in the United States of
America requires
 management to make estimates and assumptions that affect the reported amounts
 of assets and liabilities and disclosure of contingent
assets and liabilities
 at the date of the financial statements and the reported
amounts of income and
 expenses during the reporting period. Actual results could
differ from those
 estimates.

22 | OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS SP 500(R)
INDEX FUND

--------------------------------------------------------------------------------
 2. Shares of Beneficial Interest
 The Fund has authorized an unlimited number of no par value shares of
 beneficial interest of each class. Transactions in shares of beneficial
 interest were as follows:

                                                         Year
Ended December 31, 2002    Period Ended December 31, 2001 1

Shares             Amount            Shares          Amount
--------------------------------------------------------------------------------------------------------------------------

 Class A
 Sold
780,715        $ 6,024,191           508,428      $4,545,635
 Dividends and/or distributions reinvested
3,389             23,559                --              --
 Redeemed
(255,444)        (1,899,142)         (103,261)       (896,907)

--------------------------------------------------------------------
 Net increase
528,660        $ 4,148,608           405,167      $3,648,728

====================================================================

--------------------------------------------------------------------------------------------------------------------------
 Class B
 Sold
616,148        $ 4,695,369           139,646      $1,247,649
 Dividends and/or distributions
reinvested                      --
--                --              --
 Redeemed
(127,633)          (881,565)           (4,573)        (40,901)

--------------------------------------------------------------------
 Net increase
488,515        $ 3,813,804           135,073      $1,206,748

====================================================================

--------------------------------------------------------------------------------------------------------------------------
 Class C
 Sold
746,146        $ 5,682,782           196,810      $1,722,460
 Dividends and/or distributions
reinvested                      --
--                --              --
 Redeemed
(184,645)        (1,287,130)          (19,708)       (171,344)

--------------------------------------------------------------------
 Net increase
561,501        $ 4,395,652           177,102      $1,551,116

====================================================================

--------------------------------------------------------------------------------------------------------------------------
 Class N
 Sold
1,916,160        $14,688,292           633,876      $5,457,358
 Dividends and/or distributions reinvested
6,101             42,162                --              --
 Redeemed
(549,800)        (4,071,638)          (65,440)       (572,672)

--------------------------------------------------------------------
 Net increase
1,372,461        $10,658,816           568,436      $4,884,686

====================================================================

--------------------------------------------------------------------------------------------------------------------------
 Class Y

Sold
--        $        --                27      $      258
 Dividends and/or distributions
reinvested                      --
--                --              --

Redeemed
(2)               (12)               (2)            (15)

--------------------------------------------------------------------
 Net increase
(decrease)                                        (2)
$       (12)               25      $      243

====================================================================

 1. For the period from February 16, 2001 (inception of
offering) to December
 31, 2001, for Class A, B, C and Y shares and for the period from March 1, 2001
 (inception of offering) to December 31, 2001, for Class N
shares.

--------------------------------------------------------------------------------
 3. Increases and Decreases of Investments in the Trust
 Increases and decreases in the Fund's investment in the
Trust for the year
 ended December 31, 2002, were $41,113,812 and $24,007,760,
respectively.

--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates
 Administration Fees. Administration fees paid to the Manager were in accordance
 with the administration agreement with the Fund which
provides for a fee of
 0.50% of the average annual net assets of the Fund. During
the year ended
 December 31, 2002, the Fund paid $108,266 to the Manager for administration
 services.

--------------------------------------------------------------------------------
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a
division of the
 Manager, acts as the transfer and shareholder servicing
agent for the Fund. The
 Fund pays OFS a $19.75 per account fee.

23 | OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS SP 500(R)
INDEX FUND

NOTES TO FINANCIAL STATEMENTS  Continued

--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates Continued
    Additionally, Class Y shares are subject to minimum fees
of $5,000 for
 assets of less than $10 million and $10,000 for assets of
$10 million or more.
 The Class Y shares are subject to the minimum fees in the
event that the per
 account fee does not equal or exceed the applicable minimum fees. OFS may
 voluntarily waive the minimum fees.
    OFS has voluntarily agreed to limit transfer and
shareholder servicing agent
 fees up to an annual rate of 0.35% of average annual net
assets for all
 classes. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
 Distribution and Service Plan (12b-1) Fees. Under its
General Distributor's
 Agreement with the Manager, OppenheimerFunds Distributor,
Inc. (the
 Distributor) acts as the Fund's principal underwriter in the continuous public
 offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor
from the sale of
 shares or on the redemption of shares is shown in the table below for the
 period indicated.

                                  Aggregate          Class
A       Concessions       Concessions      Concessions
Concessions
                                  Front-End
Front-End        on Class A        on Class B       on Class
C        on Class N
                              Sales Charges    Sales
Charges            Shares            Shares
Shares            Shares
                                 on Class A      Retained
by       Advanced by       Advanced by      Advanced by
Advanced by
 Year Ended                          Shares
Distributor     Distributor 1     Distributor 1
Distributor 1     Distributor 1
-----------------------------------------------------------------------------------------------------------------------------------

 December 31, 2002                  $71,413
$23,220           $11,364          $130,765
$48,663          $130,233

1. The Distributor advances concession payments to dealers
for certain sales of
Class A shares and for sales of Class B, Class C and Class N shares from its own
resources at the time of sale.

                                             Class
A                   Class B                   Class
C                    Class D
                                 Contingent Deferred
Contingent Deferred       Contingent Deferred
Contingent Deferred
                                       Sales
Charges             Sales Charges             Sales
Charges              Sales Charges
                                         Retained
by               Retained by               Retained
by                Retained by
 Year Ended
Distributor               Distributor
Distributor                Distributor
------------------------------------------------------------------------------------------------------------------------------------

 December 31, 2002
$--                   $4,358
$2,608                    $27,006

--------------------------------------------------------------------------------
 Service Plan for Class A Shares. The Fund has adopted a
Service Plan for Class
 A Shares. It reimburses the Distributor for a portion of its costs incurred for
 services provided to accounts that hold Class A shares.
Reimbursement is made
 quarterly at an annual rate of up to 0.25% of the average
annual net assets of
 Class A shares of the Fund. For the year ended December 31,
2002, payments
 under the Class A Plan totaled $12,489, all of which were
paid by the
 Distributor to recipients, and included $540 paid to an
affiliate of the
 Manager. Any unreimbursed expenses the Distributor incurs
with respect to Class
 A shares in any fiscal year cannot be recovered in
subsequent years.
--------------------------------------------------------------------------------
 Distribution and Service Plans for Class B, Class C and
Class N Shares. The
 Fund has adopted Distribution and Service Plans for Class B,
Class C and Class
 N shares. Under the plans, the Fund pays the Distributor an annual asset-based
 sales charge of 0.75% per year on Class B shares and on
Class C shares and the
 Fund pays the Distributor an annual asset-based sales charge of 0.25% per year
 on Class N shares. The Distributor also receives a service
fee of 0.25% per
 year under each plan.

 Distribution fees paid to the Distributor for the year ended
December 31, 2002,
 were as follows:

Distributor's

Distributor's                  Aggregate

Amount                 Aggregate               Unreimbursed
                                      Total
Payments               Retained by
Unreimbursed           Expenses as % of
                                          Under
Plan               Distributor       Expenses Under
Plan        Net Assets of Class
------------------------------------------------------------------------------------------------------------------------------------

 Class B Plan
$29,212                   $26,902
$181,893                       4.35%
 Class C Plan
35,829                    30,578
106,844                       2.16
 Class N Plan
49,775                    48,189
392,192                       3.00

24 | OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS SP 500(R)
INDEX FUND

--------------------------------------------------------------------------------
 5. Bank Borrowings
 The Fund had the ability to borrow from a bank for temporary or emergency
 purposes provided asset coverage for borrowings exceeded
300%. The Fund and
 other Oppenheimer funds participated in a $400 million
unsecured line of credit
 with a bank. Under that unsecured line of credit, interest
was charged to each
 fund, based on its borrowings, at a rate equal to the
Federal Funds Rate plus
 0.45%. Under that credit facility, the Fund paid a
commitment fee equal to its
 pro rata share of the average unutilized amount of the
credit facility at a
 rate of 0.08% per annum. The credit facility was terminated on November 12,
 2002.

25 | OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS SP 500(R)
INDEX FUND

Financial Statements for the Master SP 500 Index Series

December 31, 2002

SCHEDULE OF
INVESTMENTS                                        (in U.S.
dollars)

                  Master SP 500 Index Series

------------------------------------------------------------------------------

Shares

Issue
Held           Value
================================================================================================

Common            3M Co.
......................................           82,794
$10,208,500
Stocks            ACE Limited
.................................           57,710
1,693,211
                + ADC Telecommunications, Inc.
................          152,555          318,840
                + The AES Corporation
.........................          109,860          331,777
                  AFLAC Incorporated
..........................          102,599        3,090,282
                  ALLTEL Corporation
..........................           60,037        3,061,887
                + AMR Corporation
.............................           31,905          210,573
                + AOL Time Warner Inc.
........................          929,484       12,176,240
                  ATT Corp.
..................................          154,092
4,023,342
                + ATT Wireless Services Inc.
.................          543,247        3,069,346
                  Abbott Laboratories
.........................          325,517       13,020,680
                  Adobe Systems Incorporated
..................           52,225        1,300,925
                  Adolph Coors Company (Class B)
..............           10,483          642,084
                + Advanced Micro Devices, Inc.
................           70,047          452,504
                  Aetna Inc. (New Shares)
.....................           30,092        1,237,383
                + Agilent Technologies, Inc.
..................           95,610        1,717,156
                  Air Products and Chemicals, Inc.
............           46,947        2,006,984
                  Alberto-Culver Company (Class B)
............           10,028          505,411
                  Albertson's, Inc.
...........................           84,366        1,877,987
                  Alcoa Inc.
..................................          172,145
3,921,463
                  Allegheny Energy, Inc.
......................           31,520          238,291
                  Allegheny Technologies Incorporated
.........           14,228           88,640
                  Allergan Inc.
...............................           29,364
1,691,954
                + Allied Waste Industries, Inc.
...............           40,578          405,780
                  The Allstate Corporation
....................          146,944        5,435,459
                + Altera Corporation
..........................           85,790        1,058,649
                  Ambac Financial Group, Inc.
.................           21,766        1,224,120
                  Amerada Hess Corporation
....................           20,467        1,126,708
                  Ameren Corporation
..........................           28,381        1,179,798
                  American Electric Power Company, Inc.
.......           76,920        2,102,224
                  American Express Company
....................          276,884        9,787,849
                + American Greetings Corporation
                    (Class A)
.................................           13,116
207,233
                  American International Group, Inc.
..........          543,907       31,465,020
                + American Power Conversion
                    Corporation
...............................           36,644
555,157
                + American Standard Companies, Inc.
...........           13,900          988,846
                  AmerisourceBergen Corporation
...............           24,943        1,354,654
                + Amgen Inc.
..................................          266,247
12,870,380
                  AmSouth Bancorporation
......................           75,103        1,441,978
                  Anadarko Petroleum Corporation
..............           49,061        2,350,022
                + Analog Devices, Inc.
........................           73,016        1,742,892
                + Andrew Corporation
..........................           20,239          208,057
                  Anheuser-Busch Companies, Inc.
..............          180,885        8,754,834
                + Anthem, Inc.
................................           26,980
1,697,042
                  Aon Corporation
.............................           57,385        1,084,003
                  Apache Corporation
..........................           33,492        1,908,709
                + Apollo Group, Inc. (Class A)
................           37,800        1,663,200
                + Apple Computer, Inc.
........................           78,617        1,126,582
                  Applera Corporation--Applied
                    Biosystems Group
..........................           40,455          709,581
                + Applied Materials, Inc.
.....................          335,476        4,371,252
                + Applied Micro Circuits Corporation
..........           61,667          227,551
                  Archer-Daniels-Midland Company
..............          134,934        1,673,182
                  Ashland Inc.
................................           13,158
375,398
                  Autodesk, Inc.
..............................           30,564
437,065
                  Automatic Data Processing, Inc.
.............          120,680        4,736,690
                + AutoZone, Inc.
..............................           22,777
1,609,195
                + Avaya Inc.
..................................           55,782
136,666
                  Avery Dennison Corporation
..................           22,658        1,383,951
                  Avon Products, Inc.
.........................           48,680        2,622,392
                  The B.F. Goodrich Company
...................           20,987          384,482
                  BBT Corporation
............................           95,900        3,547,341
                + BJ Services Company
.........................           34,600        1,117,926
                + BMC Software, Inc.
..........................           46,520          795,957
                  Baker Hughes Incorporated
...................           64,944        2,090,547
                  Ball Corporation
............................           11,280          577,423
                  Bank of America Corporation
.................          315,813       21,971,110
                  The Bank of New York Company, Inc.
..........          154,195        3,694,512
                  Bank One Corporation
........................          244,489        8,936,073
                  Bausch  Lomb Incorporated
..................           14,987          539,532
                  Baxter International Inc.
...................          130,127        3,643,556
                  The Bear Stearns Companies Inc.
.............           22,611        1,343,093
                  Becton, Dickinson and Company
...............           51,895        1,592,658
                + Bed Bath  Beyond Inc.
......................           64,824        2,238,373
                  BellSouth Corporation
.......................          387,134       10,015,157
                  Bemis Company, Inc.
.........................            9,868          489,749
                + Best Buy Co., Inc.
..........................           71,046        1,715,761
                + Big Lots, Inc.
..............................           23,595
312,162
                + Biogen, Inc.
................................           33,666
1,348,660
                  Biomet, Inc.
................................           58,235
1,669,015
                  The Black  Decker Corporation
..............           19,642          842,445
                  The Boeing Company
..........................          180,120        5,942,159
                  Boise Cascade Corporation
...................           11,024          278,025
                + Boston Scientific Corporation
...............           83,082        3,532,647
                  Bristol-Myers Squibb Company
................          403,561        9,342,437
                + Broadcom Corporation (Class A)
..............           60,881          916,868
                  Brown-Forman Corporation (Class B)
..........           14,044          917,916
                  Brunswick Corporation
.......................           17,764          352,793
                  Burlington Northern Santa Fe Corp.
..........           79,194        2,059,836
                  Burlington Resources Inc.
...................           41,418        1,766,478
                  C.R. Bard, Inc.
.............................           10,509          609,522
                + CIENA Corporation
...........................           92,895          477,480
                  CIGNA Corporation
...........................           30,796        1,266,332
                  CMS Energy Corporation
......................           41,914          395,668
                  CSX Corporation
.............................           42,578        1,205,383
                  CVS Corporation
.............................           80,218        2,003,043
                + Calpine Corporation
.........................           76,560          249,586
                  Campbell Soup Company
.......................           77,035        1,808,011
                  Capital One Financial Corporation
...........           43,867        1,303,727
                  Cardinal Health, Inc.
.......................           93,791        5,551,489
                  Carnival Corporation
........................          118,180        2,948,591
                  Caterpillar Inc.
............................           75,944        3,472,160
                + Cendant Corporation
.........................          209,125        2,191,630
                  CenterPoint Energy, Inc.
....................           68,070          578,595
                  Centex Corporation
..........................           15,234          764,747
                  CenturyTel, Inc.
............................           25,977          763,204
                  The Charles Schwab Corporation
..............          268,868        2,917,218
                  Charter One Financial, Inc.
.................           45,995        1,321,436
                  ChevronTexaco Corporation
...................          225,450       14,987,916
                + Chiron Corporation
..........................           42,334        1,591,758
                  The Chubb Corporation
.......................           37,753        1,970,707
                  Cincinnati Financial Corporation
............           29,511        1,108,138
                  Cinergy Corp.
...............................           31,828
1,073,240
                  Cintas Corporation
..........................           35,002        1,601,342
                  Circuit City Stores--Circuit City Group
.....           43,023          319,231
                + Cisco Systems, Inc.
.........................        1,504,671       19,711,190
                  Citigroup Inc.
..............................        1,070,236
37,661,605
                + Citizens Communications Company
.............           50,618          534,020
                + Citrix Systems, Inc.
........................           38,705          476,846
                + Clear Channel Communications, Inc.
..........          125,004        4,661,399
                  The Clorox Company
..........................           52,298        2,157,292
                  The Coca-Cola Company
.......................          517,128       22,660,549
                  Coca-Cola Enterprises Inc.
..................           91,687        1,991,442
                  Colgate-Palmolive Company
...................          109,281        5,729,603
                + Comcast Corporation (Class A)
...............          326,544        7,696,642
                + Comcast Corporation (Special Class A)
.......          151,805        3,429,275
                  Comerica Incorporated
.......................           36,691        1,586,519
                  Computer Associates International, Inc.
.....          119,012        1,606,662
                + Computer Sciences Corporation
...............           35,250        1,214,362
                + Compuware Corporation
.......................           67,949          326,155
                + Comverse Technology, Inc.
...................           48,843          489,407
                  ConAgra, Inc.
...............................          102,478
2,562,975
                + Concord EFS, Inc.
...........................          104,939        1,651,740
                  ConocoPhillips
..............................          138,889
6,720,839
                  Consolidated Edison, Inc.
...................           42,425        1,816,638
                  Constellation Energy Group
..................           29,049          808,143
                + Convergys Corporation
.......................           32,314          489,557
                  Cooper Industries, Ltd. (Class A)
...........           23,152          843,890
                  Cooper Tire  Rubber Company
................           14,930          229,026
                + Corning Incorporated
........................          192,875          638,416
                + Costco Wholesale Corporation
................          100,424        2,817,897
                  Countrywide Credit Industries, Inc.
.........           28,478        1,470,889
                  Crane Co.
...................................           11,288
224,970
                  Cummins Engine Company, Inc.
................           12,609          354,691
                  DTE Energy Company
..........................           33,538        1,556,163
                  Dana Corporation
............................           26,845          315,697
                  Danaher Corporation
.........................           30,725        2,018,632
                  Darden Restaurants, Inc.
....................           41,707          852,908
                  Deere  Company
.............................           53,298        2,443,713
                + Del Monte Foods Company
.....................           11,316           87,133
                + Dell Computer Corporation
...................          540,516       14,453,398
                  Delphi Automotive Systems Corporation
.......          110,625          890,531
                  Delta Air Lines, Inc.
.......................           25,376          307,050
                  Deluxe Corporation
..........................           13,636          574,076
                  Devon Energy Corporation
....................           28,758        1,319,992
                  Dillard's, Inc. (Class A)
...................           20,764          329,317
                  Dollar General Corporation
..................           61,150          730,742
                  Dominion Resources, Inc.
....................           67,257        3,692,409
                  Dover Corporation
...........................           37,659        1,098,136
                  The Dow Chemical Company
....................          185,076        5,496,757
                  Dow Jones  Company, Inc.
...................           17,419          753,023
                  Duke Energy Corporation
.....................          183,719        3,589,869
                  Dynegy Inc. (Class A)
.......................           85,471          100,856
                  E.I. du Pont de Nemours and Company
.........          206,973        8,775,655
                + EMC Corporation
.............................          441,154        2,708,686
                  EOG Resources, Inc.
.........................           22,670          904,986
                  Eastman Chemical Company
....................           15,750          579,127
                  Eastman Kodak Company
.......................           66,153        2,318,001
                  Eaton Corporation
...........................           14,275        1,115,020
                + eBay Inc.
...................................           63,200
4,286,224
                  Ecolab Inc.
.................................           25,507
1,262,596

                                     1  2

December 31, 2002

SCHEDULE OF INVESTMENTS
(continued)                            (in U.S. dollars)

                  Master SP 500 Index Series (continued)

------------------------------------------------------------------------------

Shares

Issue
Held           Value
================================================================================================

Common          + Edison International
........................           57,899      $   686,103
Stocks            El Paso Corporation
.........................          131,915          918,128
(continued)     + Electronic Arts Inc.
........................           30,900        1,537,893
                  Electronic Data Systems Corporation
.........          106,487        1,962,555
                  Eli Lilly and Company
.......................          236,977       15,048,040
                  Emerson Electric Co.
........................           87,248        4,436,561
                  Engelhard Corporation
.......................           23,197          518,453
                  Entergy Corporation
.........................           42,355        1,930,964
                  Equifax Inc.
................................           25,402
587,802
                  Equity Office Properties Trust
..............           80,064        1,999,999
                  Equity Residential Properties Trust
.........           55,840        1,372,547
                  Exelon Corporation
..........................           68,764        3,628,676
                  Exxon Mobil Corporation++
...................        1,401,612       48,972,323
                  FPL Group, Inc.
.............................           39,507        2,375,556
                  Family Dollar Stores, Inc.
..................           30,664          957,023
                  Fannie Mae
..................................          207,273
13,333,872
                + Federated Department Stores, Inc.
...........           38,267        1,100,559
                  FedEx Corp.
.................................           58,608
3,177,726
                  Fifth Third Bancorp
.........................          124,244        7,274,486
                  First Data Corporation
......................          157,240        5,567,868
                  First Tennessee National Corporation
........           31,400        1,128,516
                  FirstEnergy Corp.
...........................           61,316        2,021,588
                + Fiserv, Inc.
................................           39,792
1,350,938
                  FleetBoston Financial Corporation
...........          211,047        5,128,442
                  Fluor Corporation
...........................           15,261          427,308
                  Ford Motor Company
..........................          392,599        3,651,171
                + Forest Laboratories, Inc.
...................           38,882        3,818,990
                  Fortune Brands, Inc.
........................           29,415        1,368,092
                  Franklin Resources, Inc.
....................           49,786        1,696,707
                  Freddie Mac
.................................          144,903
8,556,522
                + Freeport-McMoRan Copper  Gold,
                    Inc. (Class B)
............................           36,034          604,650
                  Gannett Co., Inc.
...........................           56,779        4,076,732
                  The Gap, Inc.
...............................          179,293
2,782,627
                + Gateway Inc.
................................           57,298
179,916
                  General Dynamics Corporation
................           44,348        3,519,901
                  General Electric Company
....................        2,072,681       50,469,782
                  General Mills, Inc.
.........................           80,860        3,796,377
                  General Motors Corporation
..................          121,139        4,465,183
                  Genuine Parts Company
.......................           33,914        1,044,551
                + Genzyme Corporation
.........................           38,580        1,140,811
                  Georgia-Pacific Group
.......................           47,367          765,451
                  The Gillette Company
........................          217,501        6,603,330
                  Golden West Financial Corporation
...........           32,948        2,365,996
                  The Goldman Sachs Group, Inc.
...............          100,500        6,844,050
                  The Goodyear Tire  Rubber Company
..........           33,593          228,768
                  Great Lakes Chemical Corporation
............           10,035          239,636
                + Guidant Corporation
.........................           64,721        1,996,643
                  H  R Block, Inc.
...........................           41,985        1,687,797
                  H.J. Heinz Company
..........................           72,136        2,371,110
                  HCA Inc.
....................................          112,706
4,677,299
                + HEALTHSOUTH Corporation
.....................           73,725          309,645
                  Halliburton Company
.........................           95,404        1,785,009
                  Harley-Davidson, Inc.
.......................           66,759        3,084,266
                + Harrah's Entertainment, Inc.
................           23,130          915,948
                  The Hartford Financial Services
                    Group, Inc.
...............................           55,325
2,513,415
                  Hasbro, Inc.
................................           35,094
405,336
                  Health Management Associates, Inc. .........
                    (Class A)
.................................           49,800
891,420
                + Hercules Incorporated
.......................           22,359          196,759
                  Hershey Foods Corporation
...................           29,228        1,971,136
                  Hewlett-Packard Company
.....................          639,417       11,100,279
                  Hilton Hotels Corporation
...................           74,931          952,373
                  The Home Depot, Inc.
........................          490,886       11,761,628
                  Honeywell International Inc.
................          167,577        4,021,848
                  Household International, Inc.
...............           98,994        2,753,023
                + Humana Inc.
.................................           30,104
301,040
                  Huntington Bancshares Incorporated
..........           47,929          896,751
                  IMS Health Incorporated
.....................           60,265          964,240
                  ITT Industries, Inc.
........................           15,596          946,521
                  Illinois Tool Works Inc.
....................           62,821        4,074,570
                  Ingersoll-Rand Company (Class A)
............           35,798        1,541,462
                  Intel Corporation
...........................        1,388,131       21,613,200
                  International Business Machines
                    Corporation
...............................          352,967
27,354,942
                  International Flavors  Fragrances Inc.
.....           19,496          684,310
                + International Game Technology
...............           19,530        1,482,718
                  International Paper Company
.................           99,762        3,488,677
                  The Interpublic Group of
                    Companies, Inc.
...........................           77,786        1,095,227
                + Intuit Inc.
.................................           46,352
2,174,836
                  J.C. Penney Company, Inc.
...................           60,698        1,396,661
                  J.P. Morgan Chase  Co.
.....................          423,255       10,158,120
                + JDS Uniphase Corporation
....................          315,687          779,747
                + Jabil Circuit, Inc.
.........................           37,464          671,355
                  Jefferson--Pilot Corporation
................           29,736        1,133,239
                  John Hancock Financial Services, Inc.
.......           61,242        1,708,652
                  Johnson  Johnson
...........................          619,777       33,288,223
                  Johnson Controls, Inc.
......................           16,110        1,291,539
                + Jones Apparel Group, Inc.
...................           25,860          916,478
                  KB HOME
.....................................
13,611          583,231
                + KLA-Tencor Corporation
......................           42,337        1,497,460
                  Kellogg Company
.............................           83,765        2,870,626
                  Kerr-McGee Corporation
......................           24,265        1,074,939
                  KeyCorp
.....................................           79,810
2,006,423
                  KeySpan Corporation
.........................           26,261          925,438
                  Kimberly-Clark Corporation
..................          106,723        5,066,141
                  Kinder Morgan, Inc.
.........................           26,934        1,138,500
                + King Pharmaceuticals, Inc.
..................           46,355          796,842
                  Knight Ridder, Inc.
.........................           14,151          895,051
                + Kohl's Corporation
..........................           72,709        4,068,068
                + The Kroger Co.
..............................          164,624
2,543,441
                + LSI Logic Corporation
.......................           68,566          395,626
                  Leggett  Platt, Incorporated
...............           40,516          909,179
                  Lehman Brothers Holdings, Inc.
..............           49,078        2,615,367
                + Lexmark International Group, Inc. ..........
                    (Class A)
.................................           26,839
1,623,759
                  The Limited, Inc.
...........................           99,944        1,392,220
                  Lincoln National Corporation
................           39,019        1,232,220
                  Linear Technology Corporation
...............           70,199        1,805,518
                  Liz Claiborne, Inc.
.........................           19,838          588,197
                  Lockheed Martin Corporation
.................           98,570        5,692,418
                  Loews Corporation
...........................           38,690        1,720,157
                + Louisiana-Pacific Corporation
...............           18,528          149,336
                  Lowe's Companies, Inc.
......................          158,740        5,952,750
                + Lucent Technologies Inc.
....................          666,158          839,359
                  MBIA, Inc.
..................................           27,745
1,216,896
                  MBNA Corporation
............................          263,272        5,007,433
                  MGIC Investment Corporation
.................           22,080          911,904
                + Manor Care, Inc.
............................           19,704          366,691
                  Marathon Oil Corporation
....................           58,447        1,244,337
                  Marriott International, Inc. (Class A)
......           53,927        1,772,580
                  Marsh  McLennan Companies, Inc.
............          115,598        5,341,784
                  Marshall  Ilsley Corporation
...............           38,600        1,056,868
                  Masco Corporation
...........................           94,579        1,990,888
                  Mattel, Inc.
................................           88,934
1,703,086
                  Maxim Integrated Products, Inc.
.............           62,360        2,060,374
                  The May Department Stores Company
...........           60,428        1,388,635
                  Maytag Corporation
..........................           15,803          450,386
                + McDermott International, Inc.
...............           11,755           51,487
                  McDonald's Corporation
......................          249,918        4,018,681
                  The McGraw-Hill Companies, Inc.
.............           39,908        2,412,040
                  McKesson HBOC, Inc.
.........................           59,284        1,602,447
                  MeadWestvaco Corporation
....................           35,372          874,042
                + MedImmune, Inc.
.............................           51,052        1,387,083
                  Medtronic, Inc.
.............................          252,740       11,524,944
                  Mellon Financial Corporation
................           91,016        2,376,428
                  Merck  Co., Inc.
...........................          468,557       26,525,012
                + Mercury Interactive Corp.
...................           20,627          611,591
                  Meredith Corporation
........................            8,821          362,631
                  Merrill Lynch  Co., Inc.**
.................          176,467        6,696,923
                  MetLife, Inc.
...............................          147,642
3,992,240
                + Micron Technology, Inc.
.....................          121,768        1,186,020
                + Microsoft Corporation++
.....................        1,113,512       57,568,570
                + Millipore Corporation
.......................            8,655          294,270
                + Mirant Corporation
..........................           82,630          156,171
                  Molex Incorporated
..........................           40,062          923,028
                  Monsanto Company
............................           54,177        1,042,907
                  Moody's Corporation
.........................           32,140        1,327,061
                  Morgan Stanley
..............................          228,198
9,109,664
                  Motorola, Inc.
..............................          463,069
4,005,547
                + NCR Corporation
.............................           20,018          475,227
                  NICOR, Inc.
.................................            8,054
274,078
                + NVIDIA Corporation
..........................           33,520          385,815
                + Nabors Industries, Ltd.
.....................           31,215        1,100,953
                  National City Corporation
...................          118,902        3,248,403
                  National Grid Group PLC (ADR)
...............                1               37
                + National Semiconductor Corporation
..........           40,386          606,194
                + Navistar International Corporation
..........           12,358          300,423
                + Network Appliance, Inc.
.....................           76,821          768,210
                  The New York Times Company (Class A)
........           31,047        1,419,779
                  Newell Rubbermaid Inc.
......................           55,054        1,669,788
                  Newmont Mining Corporation
..................           91,586        2,658,742
                + Nextel Communications, Inc. (Class A)
.......          198,177        2,288,944
                  Nike, Inc. (Class B)
........................           55,210        2,455,189
                  NiSource Inc.
...............................           44,037
880,740
                + Noble Corporation
...........................           32,079        1,127,577
                  Nordstrom, Inc.
.............................           27,036          512,873
                  Norfolk Southern Corporation
................           71,742        1,434,123
                  North Fork Bancorporation
...................           34,300        1,157,282
                  Northern Trust Corporation
..................           46,327        1,623,761
                  Northrop Grumman Corporation
................           37,476        3,635,172
                + Novell, Inc.
................................           63,824
213,172
                + Novellus Systems, Inc.
......................           33,500          940,680
                  Nucor Corporation
...........................           18,516          764,711

                                     3  4

December 31, 2002

SCHEDULE OF INVESTMENTS
(continued)                            (in U.S. dollars)

                  Master SP 500 Index Series (continued)

------------------------------------------------------------------------------

Shares

Issue
Held           Value
================================================================================================

Common            Occidental Petroleum Corporation
............           70,329      $ 2,000,860
Stocks          + Office Depot, Inc.
..........................           63,258          933,688
(continued)       Omnicom Group Inc.
..........................           41,097        2,654,866
                + Oracle Corporation
..........................        1,114,685       12,038,598
                  PACCAR Inc.
.................................           27,516
1,269,313
                + PGE Corporation
............................           73,377        1,019,940
                + PMC--Sierra, Inc.
...........................           43,454          241,604
                  PNC Bank Corp.
..............................           61,668
2,583,889
                  PPG Industries, Inc.
........................           33,287        1,669,343
                  PPL Corporation
.............................           26,892          932,615
                + Pactiv Corporation
..........................           30,325          662,905
                  Pall Corporation
............................           21,803          363,674
                + Parametric Technology Corporation
...........           46,865          118,100
                  Parker-Hannifin Corporation
.................           23,288        1,074,275
                  Paychex, Inc.
...............................           77,258
2,155,498
                  Peoples Energy Corporation
..................            7,304          282,300
                + PeopleSoft, Inc.
............................           60,422        1,105,723
                  The Pepsi Bottling Group, Inc.
..............           58,822        1,511,725
                  PepsiCo, Inc.
...............................          359,788
15,190,249
                  PerkinElmer, Inc.
...........................           25,284          208,593
                  Pfizer Inc.
.................................        1,283,645
39,241,028
                  Pharmacia Corporation
.......................          268,812       11,236,342
                + Phelps Dodge Corporation
....................           21,688          686,425
                  Philip Morris Companies Inc.
................          436,018       17,671,810
                  Pinnacle West Capital Corporation
...........           17,432          594,257
                  Pitney Bowes Inc.
...........................           50,282        1,642,210
                  Plum Creek Timber Company Inc.
..............           32,900          776,440
                + Power-One, Inc.
.............................           13,968           79,199
                  Praxair, Inc.
...............................           36,823
2,127,265
                  The Principal Financial Group, Inc.
.........           69,900        2,106,087
                  The Procter  Gamble Company
................          270,798       23,272,380
                  Progress Energy, Inc.
.......................           45,126        1,956,212
                + Progress Energy, Inc.
.......................              900              117
                  The Progressive Corporation
.................           45,340        2,250,224
                + Providian Financial Corporation
.............           58,573          380,139
                  Prudential Financial, Inc.
..................          112,800        3,580,272
                  Public Service Enterprise Group
                    Incorporated
..............................           52,964
1,700,144
                  Pulte Corporation
...........................           12,393          593,253
                + QLogic Corporation
..........................           22,008          759,496
                + QUALCOMM Incorporated
.......................          164,680        5,992,705
                + Quest Diagnostics Incorporated
..............           20,700        1,177,830
                + Quintiles Transnational Corp.
...............           23,586          285,391
                + Qwest Communications
                    International Inc.
........................          340,245        1,701,225
                  R.J. Reynolds Tobacco Holdings, Inc.
........           18,700          787,457
                  R.R. Donnelley  Sons Company
...............           21,625          470,776
                  RadioShack Corporation
......................           36,898          691,469
                + Rational Software Corporation
...............           40,430          420,068
                  Raytheon Company
............................           78,474        2,413,076
                + Reebok International Ltd.
...................           12,187          358,298
                  Regions Financial Corporation
...............           41,158        1,373,031
                + Robert Half International Inc.
..............           31,311          504,420
                  Rockwell Collins
............................           32,415          753,973
                  Rockwell International Corporation
..........           32,415          671,315
                  Rohm and Haas Company
.......................           40,403        1,312,289
                  Rowan Companies, Inc.
.......................           25,772          585,024
                  Ryder System, Inc.
..........................           12,474          279,917
                  SAFECO Corporation
..........................           34,122        1,183,010
                  SBC Communications Inc.
.....................          692,605       18,776,522
                  SLM Corporation
.............................           32,310        3,355,717
                  SUPERVALU Inc.
..............................           24,142
398,584
                  SYSCO Corporation
...........................          141,900        4,227,201
                + Sabre Holdings Corporation
..................           26,373          477,615
                + Safeway Inc.
................................           93,458
2,183,179
                + St. Jude Medical, Inc.
......................           41,694        1,656,086
                  The St. Paul Companies, Inc.
................           46,711        1,590,510
                + Sanmina Corporation
.........................          107,763          483,856
                  Sara Lee Corporation
........................          161,841        3,643,041
                  Schering-Plough Corporation
.................          298,825        6,633,915
                  Schlumberger Limited
........................          124,154        5,225,642
                  Scientific-Atlanta, Inc.
....................           38,194          452,981
                + Sealed Air Corporation
......................           16,269          606,834
                  Sears, Roebuck  Co.
........................           70,818        1,696,091
                  Sempra Energy
...............................           42,738
1,010,754
                  The Sherwin-Williams Company
................           28,092          793,599
                + Siebel Systems, Inc.
........................           92,237          689,933
                  Sigma-Aldrich Corporation
...................           19,123          931,290
                  Simon Property Group, Inc.
..................           37,100        1,263,997
                  Snap-On Incorporated
........................           11,352          319,105
                + Solectron Corporation
.......................          156,912          557,038
                  The Southern Company
........................          155,323        4,409,620
                  SouthTrust Corporation
......................           63,644        1,581,553
                  Southwest Airlines Co.
......................          157,995        2,196,131
                + Sprint Corp. (PCS Group)
....................          203,339          890,625
                  Sprint Corporation
..........................          182,881        2,648,117
                  The Stanley Works
...........................           17,543          606,637
                + Staples, Inc.
...............................           99,034
1,812,322
                + Starbucks Corporation
.......................           87,912        1,791,647
                  Starwood Hotels  Resorts
                    Worldwide, Inc.
...........................           44,468        1,055,670
                  State Street Corporation
....................           69,623        2,715,297
                + Stilwell Financial, Inc.
....................           41,305          539,856
                  Stryker Corporation
.........................           38,155        2,560,964
                + Sun Microsystems, Inc.
......................          705,156        2,193,035
                + Sungard Data Systems Inc.
...................           60,700        1,430,092
                  Sunoco, Inc.
................................           21,185
702,918
                  SunTrust Banks, Inc.
........................           57,899        3,295,611
                  Symbol Technologies, Inc.
...................           47,111          387,252
                  Synovus Financial Corp.
.....................           55,151        1,069,929
                  T. Rowe Price Group Inc.
....................           24,724          674,471
                  TECO Energy, Inc.
...........................           46,896          725,481
                  The TJX Companies, Inc.
.....................          112,448        2,194,985
                + TMP Worldwide Inc.
..........................           27,239          308,073
                  TXU Corp.
...................................           65,722
1,227,687
                  Target Corporation
..........................          186,035        5,581,050
                + Tektronix, Inc.
.............................           18,936          344,446
                + Tellabs, Inc.
...............................           84,487
614,220
                  Temple-Inland, Inc.
.........................           12,553          562,500
                + Tenet Healthcare Corporation
................          109,637        1,798,047
                + Teradyne, Inc.
..............................           41,332
537,729
                  Texas Instruments Incorporated
..............          352,972        5,298,110
                  Textron, Inc.
...............................           25,514
1,096,847
                + Thermo Electron Corporation
.................           36,657          737,539
                + Thomas  Betts Corporation
..................           11,967          202,242
                  Tiffany  Co.
...............................           29,901
714,933
                  Torchmark Corporation
.......................           24,456          893,378
                + Toys `R' Us, Inc.
...........................           49,997          499,970
                  Transocean Inc.
.............................           65,641        1,522,871
                + Travelers Property Casualty Corp. (Class
B)           211,879        3,104,027
                  Tribune Company
.............................           57,942        2,634,043
                  Tupperware Corporation
......................           11,933          179,950
                  Tyco International Ltd.
.....................          409,525        6,994,687
                  U.S. Bancorp
................................          398,565
8,457,549
                  UST Inc.
....................................           32,635
1,090,988
                  Union Pacific Corporation
...................           51,176        3,063,907
                  Union Planters Corporation
..................           40,881        1,150,391
                + Unisys Corporation
..........................           56,982          564,122
                  United Parcel Service, Inc. (Class B)
.......          235,700       14,867,956
                  United States Steel Corporation
.............           27,422          359,777
                  United Technologies Corporation
.............          100,248        6,209,361
                  UnitedHealth Group Incorporated
.............           64,809        5,411,552
                + Univision Communications Inc. (Class A)
.....           47,171        1,155,690
                  Unocal Corporation
..........................           47,374        1,448,697
                  UnumProvident Corporation
...................           48,067          843,095
                  V. F. Corporation
...........................           22,167          799,120
                + VERITAS Software Corporation
................           90,981        1,421,123
                  Verizon Communications
......................          569,428       22,065,335
                + Viacom, Inc. (Class B)
......................          367,563       14,981,868
                  Visteon Corporation
.........................           26,826          186,709
                  Vulcan Materials Company
....................           19,547          733,013
                  W. W. Grainger, Inc.
........................           18,245          940,530
                  Wachovia Corporation
........................          285,576       10,406,389
                  Wal-Mart Stores, Inc.
.......................          919,355       46,436,621
                  Walgreen Co.
................................          208,524
6,086,816
                  The Walt Disney Company
.....................          425,347        6,937,410
                  Washington Mutual, Inc.
.....................          196,198        6,774,717
                  Waste Management, Inc.
......................          129,414        2,966,169
                + Waters Corporation
..........................           26,920          586,318
                + Watson Pharmaceuticals, Inc.
................           20,381          576,171
                + WellPoint Health Networks Inc.
..............           33,406        2,377,171
                  Wells Fargo Company
.........................          353,822       16,583,637
                  Wendy's International, Inc.
.................           22,572          611,024
                  Weyerhaeuser Company
........................           45,361        2,232,215
                  Whirlpool Corporation
.......................           16,560          864,763
                  The Williams Companies, Inc.
................          121,186          327,202

                                     5  6

December 31, 2002

SCHEDULE OF INVESTMENTS
(concluded)                            (in U.S. dollars)

                  Master SP 500 Index Series (concluded)

------------------------------------------------------------------------------

Shares

Issue
Held           Value
================================================================================================

Common            Winn-Dixie Stores, Inc.
.................             28,980      $
442,814
Stocks            Wm. Wrigley Jr. Company
.................             46,470          2,550,274
(concluded)       Worthington Industries, Inc.
............             17,567            267,721
                  Wyeth
...................................            276,099
10,326,103
                  XL Capital Ltd. (Class A)
...............             29,105          2,248,361
                  Xcel Energy, Inc.
.......................             90,402            994,422
                + Xerox Corporation
.......................            148,402          1,194,636
                + Xilinx, Inc.
............................             74,993
1,544,856
                + YUM! Brands, Inc.
.......................             60,034          1,454,023
                + Yahoo! Inc.
.............................            119,699
1,957,079
                + Zimmer Holdings, Inc.
...................             39,977          1,659,845
                  Zions Bancorporation
....................             21,402            842,147

------------------------------------------------------------------------------
                  Total Common Stocks
(Cost--$2,015,763,982)--97.8%                1,688,331,230
------------------------------------------------------------------------------------------------

Partnership
 Interest                        Short-Term Investments
------------------------------------------------------------------------------------------------

$22,760,915       Merrill Lynch Liquidity Series, LLC Cash
Sweep Series I**           22,760,915
------------------------------------------------------------------------------------------------
Total Short-Term Investments
(Cost--$22,760,915)--1.3%
22,760,915
------------------------------------------------------------------------------------------------
Total Investments
(Cost--$2,038,524,897)--99.1%
1,711,092,145
Variation Margin on Financial Futures
Contracts*--0.0%                                    44,666
Other Assets Less
Liabilities--0.9%
15,567,844

--------------
Net
Assets--100.0%
$1,726,704,655

==============
------------------------------------------------------------------------------------------------

 +    Non-income producing security.
++    All or a portion of security held as collateral in
connection with open
      financial futures contracts.
 *    Financial futures contracts purchased as of December
31, 2002 were as
      follows:

--------------------------------------------------------------------------
      Number of                                 Expiration
      Contracts           Issue
Date                 Value

--------------------------------------------------------------------------
         164        SP 500 Stock Index         March
2003           $36,034,900

--------------------------------------------------------------------------
      Total Financial Futures Contracts Purchased
      (Total Contract
Price--$36,461,218)                            $36,034,900

===========

--------------------------------------------------------------------------

**    Investments in companies considered to be an affiliate
of the Series (such
      companies are defined as "Affiliated Companies" in
Section 2(a)(3) of the
      Investment Company Act of 1940) are as follows:

--------------------------------------------------------------------------

Net                       Dividend/Interest
      Affiliate                   Activity        Net
Cost          Income

--------------------------------------------------------------------------
      Merrill Lynch  Co.             27,570    $
1,282,303    $   104,987
      Merrill Lynch Liquidity    $22,760,915
22,760,915         61,040
      Series, LLC Cash Sweep
      Series I

--------------------------------------------------------------------------

      See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

MASTER
SP 500
INDEX SERIES    As of December 31, 2002
----------------------------------------------------------------------------------------------------------------------

Assets:         Investments, at value (including securities
loaned of $535,314,383)
                (identified cost--$2,038,524,897)
..................................                    $
1,711,092,145
                Investments held as collateral for loaned
securities, at value ....                        550,276,850
                Cash
...............................................................
51,158
                Receivables:
                  Contributions
....................................................    $
23,874,584
                  Dividends
........................................................
2,699,271
                  Variation margin
.................................................
44,666
                  Interest
.........................................................
31,245
                  Loaned securities income
.........................................          16,676
                  Securities sold
..................................................
7,895         26,674,337

------------
                Prepaid expenses
...................................................
20,048

---------------
                Total assets
.......................................................
2,288,114,538

---------------
----------------------------------------------------------------------------------------------------------------------
Liabilities:    Collateral on securities loaned, at value
..........................                        550,276,850
                Payables:
                  Withdrawals
......................................................
10,981,579
                  Investment adviser
...............................................
7,708         10,989,287

------------
                Accrued expenses
...................................................
143,746

---------------
                Total liabilities
..................................................
561,409,883

---------------
----------------------------------------------------------------------------------------------------------------------
Net Assets:     Net assets
.........................................................
$ 1,726,704,655

===============
----------------------------------------------------------------------------------------------------------------------
Net Assets      Investors' capital
.................................................
$ 2,054,563,725
Consist of:     Unrealized depreciation on investments--net
........................                       (327,859,070)

---------------
                Net assets
.........................................................
$ 1,726,704,655

===============
----------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

                                    7  8

December 31, 2002

STATEMENT OF OPERATIONS

MASTER
SP 500
INDEX SERIES          For the Year Ended December 31, 2002
-------------------------------------------------------------------------------------------------------------

Investment            Dividends (net of $78,432 foreign
withholding tax) .                      $  29,349,446
Income:               Interest
............................................
834,621
                      Securities lending--net
.............................
267,064

-------------
                      Total income
........................................
30,451,131

-------------
-------------------------------------------------------------------------------------------------------------
Expenses:             Accounting services
.................................    $     358,967
                      Professional fees
...................................          127,824
                      Investment advisory fees
............................           93,240
                      Custodian fees
......................................           57,655
                      Trustees' fees and expenses
.........................           27,273
                      Printing and shareholder reports
....................            4,998
                      Other
...............................................
71,002

-------------
                      Total expenses
......................................
740,959

-------------
                      Investment income--net
..............................
29,710,172

-------------
-------------------------------------------------------------------------------------------------------------
Realized             Realized loss from:
Unrealized Loss         Investments--net
..................................      (82,781,943)
On Investments         Foreign currency transactions--net
................             (177)      (82,782,120)
Foreign
Currency
-------------
Transactions--Net:    Change in unrealized
appreciation/depreciation on
                      investments--net
....................................
(435,785,828)

-------------
                      Total realized and unrealized loss on
investments
                      and foreign currency transactions--net
..............                       (518,567,948)

-------------
                      Net Decrease in Net Assets Resulting
from Operations                      $(488,857,776)

=============
-------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

For the Year Ended
MASTER
December 31,
SP
500
-----------------------------------
INDEX SERIES    Increase (Decrease) in Net
Assets:
2002                2001
-------------------------------------------------------------------------------------------------------------------------

Operations:     Investment income--net
............................................    $
29,710,172     $    23,558,016
                Realized loss on investments--net
.................................        (82,782,120)
(28,757,480)
                Change in unrealized
appreciation/depreciation on investments--net
(435,785,828)       (207,282,579)

---------------     ---------------
                Net decrease in net assets resulting from
operations .............       (488,857,776)
(212,482,043)

---------------     ---------------
-------------------------------------------------------------------------------------------------------------------------
Capital         Proceeds from contributions
.......................................
589,333,536         976,860,074
Transactions:   Fair value of withdrawals
.........................................
(267,267,758)       (585,512,826)

---------------     ---------------
                Net increase in net assets derived from
capital transactions .....        322,065,778
391,347,248

---------------     ---------------
-------------------------------------------------------------------------------------------------------------------------
Net Assets:     Total increase (decrease) in net assets
...........................       (166,791,998)
178,865,205
                Beginning of year
.................................................
1,893,496,653       1,714,631,448

---------------     ---------------
                End of year
.......................................................    $
1,726,704,655     $ 1,893,496,653

===============     ===============
-------------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

MASTER               The following ratios have been
derived                       For the Year Ended December 31,
SP 500              from information provided in the
----------------------------------------------------------------------
INDEX SERIES         financial
statements.                       2002
2001           2000           1999           1998
------------------------------------------------------------------------------------------------------------------------------------

Total
Investment
(22.22%)       (11.97%)            --
--             --
Return:*
==========     ==========     ==========     ==========
==========
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average    Expenses
..............................         .04%
..05%           .07%           .07%           .10%
Net Assets:
==========     ==========     ==========     ==========
==========
                     Investment income--net
................        1.59%          1.29%
1.16%          1.33%          1.56%

==========     ==========     ==========     ==========
==========
------------------------------------------------------------------------------------------------------------------------------------
Supplemental         Net assets, end of year (in thousands)
$1,726,705     $1,893,497     $1,714,631     $1,690,336
$1,118,220
Data:
==========     ==========     ==========     ==========
==========
                     Portfolio turnover
....................        4.59%          3.21%
9.71%         29.91%         25.97%

==========     ==========     ==========     ==========
==========
------------------------------------------------------------------------------------------------------------------------------------

*     Total return is required to be disclosed for fiscal
years beginning after
      December 15, 2000.

      See Notes to Financial Statements.

                                    9  10

December 31, 2002

NOTES TO FINANCIAL STATEMENTS

MASTER
SP 500
INDEX SERIES

1. Significant Accounting Policies:

Master SP 500 Index Series (the "Series") is part of
Quantitative Master Series
Trust (the "Trust"). The Trust is registered under the
Investment Company Act of
1940 and is organized as a Delaware business trust. The
Declaration of Trust
permits the Trustees to issue nontransferable interests in
the Series, subject
to certain limitations. The Series' financial statements are prepared in
conformity with accounting principles generally accepted in
the United States of
America, which may require the use of management accruals and estimates. The
following is a summary of significant accounting policies
followed by the
Series.

(a) Valuation of investments -- Portfolio securities that are traded on stock
exchanges are valued at the last sale price as of the close
of business on the
day the securities are being valued or, lacking any sales, at the closing bid
price. Securities traded in the over-the-counter market are
valued at the last
quoted bid price at the close of trading on the New York
Stock Exchange on each
day by brokers that make markets in the securities.
Securities traded in the
NASDAQ National Market System are valued at the last sale
price prior to the
time of valuation. Portfolio securities that are traded both in the
over-the-counter market and on a stock exchange are valued
according to the
broadest and most representative market. Options written or
purchased are valued
at the last sale price in the case of exchange-traded
options. In the case of
options traded in the over-the-counter market, valuation is
the last asked price
(options written) or the last bid price (options purchased).
Other investments,
including futures contracts and related options, are stated
at market value.
Short-term securities are valued at amortized cost, which
approximates market
value. Securities and assets for which market quotations are not readily
available are valued at fair market value, as determined in
good faith by or
under the direction of the Trust's Board of Trustees.

(b) Derivative financial instruments -- The Series may engage in various
portfolio investment strategies to provide liquidity or as a proxy for a direct
investment in securities underlying the Series' index. Losses may arise due to
changes in the value of the contract or if the counterparty
does not perform
under the contract.

o Financial futures contracts -- The Series may purchase or
sell financial
futures contracts and options on such futures contracts as a proxy for a direct
investment in securities underlying the Series' index. Upon
entering into a
contract, the Series deposits and maintains as collateral
such initial margin as
required by the exchange on which the transaction is
effected. Pursuant to the
contract, the Series agrees to receive from or pay to the
broker an amount of
cash equal to the daily fluctuation in value of the contract.
Such receipts or
payments are known as variation margin and are recorded by
the Series as
unrealized gains or losses. When the contract is closed, the
Series records a
realized gain or loss equal to the difference between the
value of the contract
at the time it was opened and the value at the time it was
closed.

o Options -- The Series is authorized to purchase and write
call and put
options. When the Series writes an option, an amount equal to the premium
received by the Series is reflected as an asset and an
equivalent liability. The
amount of the liability is subsequently marked to market to
reflect the current
market value of the option written. When a security is
purchased or sold through
an exercise of an option, the related premium paid (or
received) is added to (or
deducted from) the basis of the security acquired or deducted from (or added to)
the proceeds of the security sold. When an option expires (or the Series enters
into a closing transaction), the Series realizes a gain or
loss on the option to
the extent of the premiums received or paid (or a gain or
loss to the extent
that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing
investments.

(c) Foreign currency transactions -- Transactions denominated in foreign
currencies are recorded at the exchange rate prevailing when recognized. Assets
and liabilities denominated in foreign currencies are valued at the exchange
rate at the end of the period. Foreign currency transactions are the result of
settling (realized) or valuing (unrealized) assets or
liabilities expressed in
foreign currencies into U.S. dollars. Realized and unrealized gains or losses
from investments include the effects of foreign exchange
rates on investments.

(d) Income taxes -- The Series is classified as a partnership for Federal income
tax purposes. As a partnership for Federal income tax
purposes, the Series will
not incur Federal income tax liability. Items of partnership income, gain, loss
and deduction will pass through to investors as partners in
the Series.
Therefore, no Federal income tax provision is required. Under the applicable
foreign tax law, a withholding tax may be imposed on
interest, dividends and
capital gains at various rates. It is intended that the
Series' assets will be
managed so an investor in the series can satisfy the
requirements of subchapter
M of the Internal Revenue Code.

(e) Security transactions and investment income -- Security
transactions are
accounted for on the date the securities are purchased or
sold (the trade
dates). Realized gains and losses on security transactions
are determined on the
identified cost basis. Dividend income is recorded on the
ex-dividend dates.
Interest income is recognized on the accrual basis.

(f) Securities lending -- The Series may lend securities to
financial
institutions that provide cash or securities issued or
guaranteed by the U.S.
government as collateral, which will be maintained at all
times in an amount
equal to at least 100% of the current market value of the
loaned securities.
Where the Series receives securities as collateral for the
loaned securities, it
collects a fee from the borrower. The Series typically
receives the income on
the loaned securities but does not receive the income on the collateral. Where
the Series receives cash collateral, it may invest such
collateral and retain
the amount earned on such investment, net of any amount
rebated to the borrower.
Loans of securities are terminable at any time and the
borrower, after notice,
is required to return borrowed securities within five
business days. The Series
may pay reasonable finder's, lending agent, administrative
and custodial fees in
connection with its loans. In the event that the borrower
defaults on its
obligation to return borrowed securities because of
insolvency or for any other
reason, the Series could experience delays and costs in
gaining access to the
collateral. The Series also could suffer a loss where the
value of the
collateral falls below the market value of the borrowed
securities, in the event
of borrower default or in the event of losses on investments made with cash
collateral.

2. Investment Advisory Agreement and Transactions with
Affiliates:

The Trust has entered into an Investment Advisory Agreement
with Fund Asset
Management, L.P. ("FAM"). The general partner of FAM is
Princeton Services, Inc.
("PSI"), an indirect, wholly-owned subsidiary of Merrill
Lynch  Co., Inc. ("ML
 Co."), which is the limited partner.

FAM is responsible for the management of the Series'
portfolio and provides the
necessary personnel, facilities, equipment and certain other services necessary
to the operations of the Series. For such services, the
Series pays a monthly
fee at an annual rate of .005% of the average daily value of the Series' net
assets.

The Trust has received an exemptive order from the Securities and Exchange
Commission permitting it to lend portfolio securities to
Merrill Lynch, Pierce,
Fenner  Smith Incorporated ("MLPFS"), a subsidiary of ML
Co., or its
affiliates. Pursuant to that order, the Trust also has
retained Merrill Lynch
Investment Advisors, LLC ("MLIA"), an affiliate of FAM, as
the securities
lending agent for a fee based on a share of the returns on
investment of cash
collateral. MLIA may, on behalf of the Trust and the Series, invest cash
collateral received by the Series for such loans, among other things, in a
private investment company managed by MLIA or in registered
money market
funds advised by FAM or its affiliates. As of December 31,
2002, cash collateral
of $291,646,731 was invested in the Money Market Series of
the Merrill Lynch
Liquidity Series, LLC and $258,630,119 was invested in the
Merrill Lynch Premier
Institutional Fund. As of December 31, 2002, the Series lent securities with a
value of $151,182,378 to MLPFS. For the year ended December
31, 2002, MLIA
received $123,306 in securities lending agent fees from the
Series.

Merrill Lynch Trust Company ("MLTC"), an indirect,
wholly-owned subsidiary of ML
 Co., is the Series' custodian.

In addition, MLPFS received $862 in commissions on the
execution of portfolio
transactions for the Series for the year ended December 31,
2002.

For the year ended December 31, 2002, the Series reimbursed
FAM $41,620 for
certain accounting services.

                                    11  12

December 31, 2002

NOTES TO FINANCIAL STATEMENTS (concluded)

MASTER
SP 500
INDEX SERIES

Certain officers and/or trustees of the Series are officers
and/or directors of
FAM, PSI, MLTC, and/or ML  Co.

3. Investments:

Purchases and sales of investments, excluding short-term
securities, for the
year ended December 31, 2002 were $422,056,297 and
$83,133,099, respectively.

Net realized losses for the year ended December 31, 2002 and net unrealized
losses as of December 31, 2002 were as follows:

--------------------------------------------------------------------------------

Realized            Unrealized

Losses               Losses
--------------------------------------------------------------------------------
Long-term investments ................       $
(72,369,989)       $(327,432,752)
Financial futures contracts ..........
(10,411,954)            (426,318)
Foreign currency transactions ........
(177)                  --

-------------        -------------
Total ................................       $
(82,782,120)       $(327,859,070)

=============        =============
--------------------------------------------------------------------------------

As of December 31, 2002, net unrealized depreciation for
Federal income tax
purposes aggregated $402,863,518, of which $101,635,643
related to appreciated
securities and $504,499,161 related to depreciated
securities. At December 31,
2002, the aggregate cost of investments for Federal income
tax purposes was
$2,113,955,663.

4. Short-Term Borrowings:

The Series, along with certain other funds managed by FAM and its affiliates, is
a party to a credit agreement with Bank One, N.A. and certain other lenders.
Effective November 29, 2002, in conjunction with the renewal for one year at the
same terms, the total commitment was reduced from
$1,000,000,000 to
$500,000,000. The Series may borrow under the credit
agreement to fund partner
withdrawals and for other lawful purposes other than for
leverage. The Series
may borrow up to the maximum amount allowable under the
Series' current
prospectus and statement of additional information, subject
to various other
legal, regulatory or contractual limits. The Series pays a
commitment fee of
..09% per annum based on the Series pro rata share of the
unused portion of the
credit agreement. Amounts borrowed under the credit agreement bear interest at a
rate equal to, at each fund's election, the Federal Funds
rate plus .50% or a
base rate as determined by Bank One, N.A. The Series did not borrow under the
credit agreement during the year ended December 31, 2002.

                                  Appendix A

                             Ratings Definitions

Below are summaries of the rating definitions used by the
nationally-recognized rating agencies listed below. Those ratings represent the opinion of the agency as to the credit quality of issues that they rate.
The summaries below are based upon publicly-available information provided by the rating organizations.

Moody's Investors Service, Inc. ("Moody's")

LONG-TERM (TAXABLE) BOND RATINGS

Aaa: Bonds rated "Aaa" are judged to be the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds rated "Aa" are judged to be of high quality by all standards.
Together with the "Aaa" group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as with "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than that of "Aaa" securities.

A: Bonds rated "A" possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa: Bonds rated "Baa" are considered medium-grade obligations; that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

Ba: Bonds rated "Ba" are judged to have speculative elements. Their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C:  Bonds rated "C" are the lowest class of rated bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.
Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier "1" indicates that the obligation ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of that generic rating category. Advanced refunded issues that are secured by certain assets are identified with a # symbol.

SHORT-TERM RATINGS - TAXABLE DEBT

These ratings apply to the ability of issuers to honor senior debt obligations having an original maturity not exceeding one year:

Prime-1: Issuer has a superior ability for repayment of senior short-term debt obligations.

Prime-2: Issuer has a strong ability for repayment of senior short-term debt obligations. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3: Issuer has an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime: Issuer does not fall within any Prime rating category.

Standard  Poor's Ratings Services ("Standard  Poor's"), a division of The
McGraw-Hill Companies, Inc.

LONG-TERM ISSUE CREDIT RATINGS

AAA: Bonds rated "AAA" have the highest rating assigned by Standard  Poor's.
The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA:  Bonds rated "AA" differ from the highest rated bonds only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: Bonds rated "A" are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: Bonds rated "BBB" exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C
Obligations rated `BB', `B', `CCC', `CC', and `C' are regarded as having significant speculative characteristics. `BB' indicates the least degree of speculation and `C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: Bonds rated "BB" are less vulnerable to nonpayment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: Bonds rated "B" are more vulnerable to nonpayment than bonds rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: Bonds rated "CCC" are currently vulnerable to nonpayment, and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: Bonds rated "CC" are currently highly vulnerable to nonpayment.

C: Subordinated debt or preferred stock obligations rated "C" are currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A "C" also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D: Bonds rated "D" are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard  Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

The ratings from "AA" to "CCC" may be modified by the addition of a plus (+)
or minus (-) sign to show relative standing within the major rating categories. The "r" symbol is attached to the ratings of instruments with significant noncredit risks.

SHORT-TERM ISSUE CREDIT RATINGS

A-1: A short-term bond rated "A-1" is rated in the highest category by
Standard  Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term bond rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term bond rated "A-3" exhibits adequate protection parameters.
However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term bond rated "B" is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: A short-term bond rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term bond rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard  Poor's believes that such payments will be made during such grace period. The "D"
rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Fitch, Inc.

INTERNATIONAL LONG-TERM CREDIT RATINGS

Investment Grade:

AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. "A" ratings denote a low expectation of credit risk.
The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade:

BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly Speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC C: High Default Risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and
"D" the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D"
have a poor prospect for repaying all obligations.

Plus (+) and minus (-) signs may be appended to a rating symbol to denote relative status within the major rating categories. Plus and minus signs are not added to the "AAA" category or to categories below "CCC," nor to short-term ratings other than "F1" (see below).

INTERNATIONAL SHORT-TERM CREDIT RATINGS

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

F3: Fair credit quality. Capacity for timely payment of financial commitments is adequate. However, near-term adverse changes could result in a reduction to non-investment grade.

B:  Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Denotes actual or imminent payment default.

                                  Appendix B

                           Industry Classifications

Aerospace  Defense                     Household Products
Air Freight  Couriers                  Industrial Conglomerates
Airlines                                Insurance
Auto Components                         Internet  Catalog Retail
Automobiles                             Internet Software  Services
Banks                                   Information Technology Consulting
                                        Services
Beverages                               Leisure Equipment  Products
Biotechnology                           Machinery
Building Products                       Marine
Chemicals                               Media
Commercial Services  Supplies          Metals  Mining
Communications Equipment                Multiline Retail
Computers  Peripherals                 Multi-Utilities
Construction  Engineering              Office Electronics
Construction Materials                  Oil  Gas
Containers  Packaging                  Paper  Forest Products
Distributors                            Personal Products
Diversified Financials                  Pharmaceuticals
Diversified Telecommunication Services  Real Estate
Electric Utilities                      Road  Rail
Electrical Equipment                    Semiconductor Equipment  Products
Electronic Equipment  Instruments      Software
Energy Equipment  Services             Specialty Retail
Food  Drug Retailing                   Textiles  Apparel
Food Products                           Tobacco
Gas Utilities                           Trading Companies  Distributors
Health Care Equipment  Supplies        Transportation Infrastructure
Health Care Providers  Services        Water Utilities
Hotels Restaurants  Leisure            Wireless Telecommunication Services
Household Durables

                                  Appendix C

        OppenheimerFunds Special Sales Charge Arrangements and Waivers

In certain cases, the initial sales charge that applies to purchases of Class
A shares1 of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.2  That is because of the economies of sales efforts realized by OppenheimerFunds
Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors.

Not all waivers apply to all funds. For example, waivers relating to
Retirement Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement plans. Other waivers apply only to shareholders of certain funds.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:
         1) plans qualified under Sections 401(a) or 401(k) of the Internal
            Revenue Code,
         2) non-qualified deferred compensation plans,
         3) employee benefit plans3
         4) Group Retirement Plans4
         5) 403(b)(7) custodial plan accounts
         6) Individual Retirement Accounts ("IRAs"), including traditional
            IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the
Distributor or the transfer agent (referred to in this document as the
"Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.

I.  Applicability of Class A Contingent Deferred Sales Charges in Certain Cases
------------------------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to
Initial Sales Charge but May Be Subject to the Class A Contingent Deferred
Sales Charge (unless a waiver applies).

      There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months (24 months in the case of Oppenheimer Rochester National
Municipals and Rochester Fund Municipals) of the beginning of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption).
Additionally, on shares purchased under these waivers that are subject to the
Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the Prospectus under "Class A Contingent
Deferred Sales Charge."5 This waiver provision applies to:
|_|   Purchases of Class A shares aggregating $1 million or more.
|_|   Purchases of Class A shares by a Retirement Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001. That included plans
         (other than IRA or 403(b)(7) Custodial Plans) that: 1) bought shares costing $500,000 or more, 2) had at the time of purchase 100 or more eligible employees or total plan assets of $500,000 or more, or 3)
         certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.
|_|   Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
         1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or
         2) by a direct rollover of a distribution from a qualified
            Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
|_|   Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
         1) The record keeping is performed by Merrill Lynch Pierce Fenner
            Smith, Inc. ("Merrill Lynch") on a daily valuation basis for the
            Retirement Plan. On the date the plan sponsor signs the
            record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch
            Investment Management, L.P. ("MLIM"), that are made available under a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and  (b)  funds advised or managed by MLIM (the funds described in (a) and (b)
            are referred to as "Applicable Investments").
         2) The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement
            Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets (excluding assets invested in money market funds) invested in Applicable
            Investments.
         3) The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).

II.  Waivers of Class A Sales Charges of Oppenheimer Funds
------------------------------------------------------------------------------

A. Waivers of Initial and Contingent Deferred Sales Charges for Certain
Purchasers.

Class A shares purchased by the following investors are not subject to any
Class A sales charges (and no concessions are paid by the Distributor on such purchases):
|_|   The Manager or its affiliates.
|_|   Present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews;
         relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
|_|   Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the
         Distributor for that purpose.
|_|   Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
|_|   Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the
         Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
|_|   Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing
         specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
|_|   Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
|_|   "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|   Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
|_|   Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
|_|   Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
|_|   A unit investment trust that has entered into an appropriate agreement with the Distributor.
|_|   Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
|_|   Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue
         Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|   A TRAC-2000 401(k) plan (sponsored by the former Quest for Value
         Advisors) whose Class B or Class C shares of a Former Quest for
         Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November
         24, 1995.
|_|   A qualified Retirement Plan that had agreed with the former Quest for
         Value Advisors to purchase shares of any of the Former Quest for
         Value Funds at net asset value, with such shares to be held through
         DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by
         December 31, 1996.

B. Waivers of Initial and Contingent Deferred Sales Charges in Certain
Transactions.

Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):
|_|   Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
|_|   Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds
         (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
|_|   Shares purchased through a broker-dealer that has entered into a special agreement with the Distributor to allow the broker's customers to purchase and pay for shares of Oppenheimer funds using the proceeds of shares redeemed in the prior 30 days from a mutual fund (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid. This waiver also applies to shares purchased by exchange of shares of Oppenheimer Money Market Fund,
         Inc. that were purchased and paid for in this manner. This waiver must be requested when the purchase order is placed for shares of the Fund, and the Distributor may require evidence of qualification for this waiver.
|_|   Shares purchased with the proceeds of maturing principal units of any
         Qualified Unit Investment Liquid Trust Series.
|_|   Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.

C. Waivers of the Class A Contingent Deferred Sales Charge for Certain
Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
|_|   To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
|_|   Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to "Shareholder Account
         Rules and Policies," in the applicable fund Prospectus).
|_|   For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established.
         2) To return excess contributions.
         3) To return contributions made due to a mistake of fact.
         4) Hardship withdrawals, as defined in the plan.6
         5) Under a Qualified Domestic Relations Order, as defined in the
            Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal
            Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.
         9) Separation from service.7
         10)      Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special
            arrangements with the Distributor.
         11)      Plan termination or "in-service distributions," if the
            redemption proceeds are rolled over directly to an
            OppenheimerFunds-sponsored IRA.
|_|   For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.
|_|   For distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor.
|_|   For distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into a special agreement with the Distributor.
III.    Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer
                                        Funds
--------------------------------------------------------------------------------

The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A. Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:
|_|   Shares redeemed involuntarily, as described in "Shareholder Account
         Rules and Policies," in the applicable Prospectus.
|_|   Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
|_|   The contingent deferred sales charges are generally not waived following the death or disability of a grantor or trustee for a trust account. The contingent deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security
         Administration.
|_|   Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
|_|   Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
|_|   Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.
|_|   Redemptions requested in writing by a Retirement Plan sponsor of Class
         C shares of an Oppenheimer fund in amounts of $500,000 or more and made more than 12 months after the Retirement Plan's first purchase of Class C shares, if the redemption proceeds are invested in Class
         N shares of one or more Oppenheimer funds.
|_|   Distributions8 from Retirement Plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established in an Oppenheimer fund.
         2) To return excess contributions made to a participant's account.
         3) To return contributions made due to a mistake of fact.
         4) To make hardship withdrawals, as defined in the plan.9
         5) To make distributions required under a Qualified Domestic
            Relations Order or, in the case of an IRA, a divorce or
            separation agreement described in Section 71(b) of the Internal
            Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.10
         9) On account of the participant's separation from service.11
         10)      Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a
            Retirement Plan if the plan has made special arrangements with the Distributor.
         11)      Distributions made on account of a plan termination or
            "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
         12)      For distributions from a participant's account under an
            Automatic Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.
         13)      Redemptions of Class B shares under an Automatic Withdrawal
            Plan for an account other than a Retirement Plan, if the
            aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
         14)      For distributions from 401(k) plans sponsored by
            broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.
|_|   Redemptions of Class B shares or Class C shares under an Automatic
         Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B. Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
|_|   Shares sold to the Manager or its affiliates.
|_|   Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|_|   Shares issued in plans of reorganization to which the Fund is a party.
|_|   Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in
         Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.
IV.        Special Sales Charge Arrangements for Shareholders of Certain
      Oppenheimer Funds Who Were Shareholders of Former Quest for Value Funds
------------------------------------------------------------------------------

The initial and contingent deferred sales charge rates and waivers for Class
A, Class B and Class C shares described in the Prospectus or Statement of
Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value
Funds. To be eligible, those persons must have been shareholders on November
24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds. Those funds include:
   Oppenheimer Quest Value Fund, Inc.           Oppenheimer Small Cap Value
   Fund
   Oppenheimer Quest Balanced Value Fund        Oppenheimer Quest Global
   Value Fund, Inc.
   Oppenheimer Quest Opportunity Value Fund

      These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on
November 24, 1995:

   Quest for Value U.S. Government Income Fund  Quest for Value New York
   Tax-Exempt Fund
   Quest for Value Investment Quality Income Fund     Quest for Value
   National Tax-Exempt Fund
   Quest for Value Global Income Fund     Quest for Value California
   Tax-Exempt Fund

      All of the funds listed above are referred to in this Appendix as the
"Former Quest for Value Funds."  The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an
Oppenheimer fund that are either:
|_|   acquired by such shareholder pursuant to an exchange of shares of an
         Oppenheimer fund that was one of the Former Quest for Value Funds,
         or
|_|   purchased by such shareholder by exchange of shares of another
         Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on
         November 24, 1995.

A. Reductions or Waivers of Class A Sales Charges.

|X|   Reduced Class A Initial Sales Charge Rates for Certain Former Quest for
Value Funds Shareholders.

Purchases by Groups and Associations. The following table sets forth the initial sales charge rates for Class A shares purchased by members of
"Associations" formed for any purpose other than the purchase of securities.
The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

--------------------------------------------------------------------------------
                      Initial Sales       Initial Sales Charge   Concession as
Number of Eligible    Charge as a % of    as a % of Net Amount   % of Offering
Employees or Members  Offering Price      Invested               Price
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
9 or Fewer                   2.50%                2.56%              2.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
At  least  10 but not        2.00%                2.04%              1.60%
more than 49
--------------------------------------------------------------------------------

------------------------------------------------------------------------------
      For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an
Association, or the sales charge rate that applies under the Right of
Accumulation described in the applicable fund's Prospectus and Statement of
Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

|X|   Waiver of Class A Sales Charges for Certain Shareholders. Class A
shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
o     Shareholders who were shareholders of the AMA Family of Funds on
            February 28, 1991 and who acquired shares of any of the Former
            Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.
o     Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

|X|   Waiver of Class A Contingent Deferred Sales Charge in Certain
Transactions. The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

      Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee
Retirement Income Security Act of 1974 and regulations adopted under that law.

B. Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

|X|   Waivers for Redemptions of Shares Purchased Prior to March 6, 1995. In
the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:
o     withdrawals under an automatic withdrawal plan holding only either
            Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

|X|   Waivers for Redemptions of Shares Purchased on or After March 6, 1995
but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or
Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such
Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
o     redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S.
            Social Security Administration);
o     withdrawals under an automatic withdrawal plan (but only for Class B or
            Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.

      A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class
B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another
Oppenheimer fund within 90 days after redemption.
V.         Special Sales Charge Arrangements for Shareholders of Certain
          Oppenheimer Funds Who Were Shareholders of Connecticut Mutual
                            Investment Accounts, Inc.
---------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix)
of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
   Oppenheimer U. S. Government Trust,
   Oppenheimer Bond Fund,
   Oppenheimer Value Fund and
   Oppenheimer Disciplined Allocation Fund
are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut
Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:
   Connecticut Mutual Liquid Account      Connecticut Mutual Total Return
   Account
   Connecticut Mutual Government Securities Account   CMIA LifeSpan Capital
   Appreciation Account
   Connecticut Mutual Income Account      CMIA LifeSpan Balanced Account
   Connecticut Mutual Growth Account      CMIA Diversified Income Account

A. Prior Class A CDSC and Class A Sales Charge Waivers.

|X|   Class A Contingent Deferred Sales Charge. Certain shareholders of a
Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a
Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A
CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

      Those shareholders who are eligible for the prior Class A CDSC are:
         1) persons whose purchases of Class A shares of a Fund and other
            Former Connecticut Mutual Funds were $500,000 prior to March 18,
            1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of
            Accumulation, who still hold those shares in that Fund or other
            Former Connecticut Mutual Funds, and
         2) persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

      Any of the Class A shares of a Fund and the other Former Connecticut
Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

|X|   Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:
         1) any purchaser, provided the total initial amount invested in the
            Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of
            Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the
            Former Connecticut Mutual Funds or a Fund into which such Fund merged;
         2) any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
         3) Directors of the Fund or any one or more of the Former
            Connecticut Mutual Funds and members of their immediate families;
         4) employee benefit plans sponsored by Connecticut Mutual Financial
            Services, L.L.C. ("CMFS"), the prior distributor of the Former
            Connecticut Mutual Funds, and its affiliated companies;
         5) one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
         6) an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut Mutual
            Funds, provided the institution had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate
Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B. Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of
Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut
Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut
Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
   1) by the estate of a deceased shareholder;
   2) upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
   3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or
      403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
   4) as tax-free returns of excess contributions to such retirement or employee benefit plans;
   5) in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
   6) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
   7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
   8) in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic
      Withdrawal Plan but limited to no more than 12% of the original value annually; or
   9) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.
VI.       Special Reduced Sales Charge for Former Shareholders of Advance
                                America Funds, Inc.
------------------------------------------------------------------------------

Shareholders of Oppenheimer Municipal Bond Fund, Oppenheimer U.S. Government
Trust, Oppenheimer Strategic Income Fund and Oppenheimer Capital Income Fund
who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those
Oppenheimer funds on October 18, 1991, and who held shares of Advance America
Funds, Inc. on March 30, 1990, may purchase Class A shares of those four
Oppenheimer funds at a maximum sales charge rate of 4.50%.
VII.     Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer
                            Convertible Securities Fund
------------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
|_|   the Manager and its affiliates,
|_|   present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's Statement of
         Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
|_|   registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
|_|   dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
|_|   employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the
         Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
|_|   dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the
         Fund in specific investment products made available to their clients, and
|_|   dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distributor of the
         Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative services.

Oppenheimer Select Managers

Internet Web Site:
      WWW.OPPENHEIMERFUNDS.COM
      ------------------------

Investment Adviser for OSM - Mercury Advisors SP 500 Index Fund and
OSM - Mercury Advisors Focus Growth Fund
      Mercury Advisors
      800 Scudders Mill Road
      Plainsboro, New Jersey 08536

Investment Adviser for OSM - QM Active Balanced Fund, OSM - Jennison Growth
Fund, OSM - Salomon Brothers All Cap Fund and OSM - Gartmore Millennium
Growth Fund II
      OppenheimerFunds, Inc.
      498 Seventh Avenue
      New York, New York 10018

Distributor
      OppenheimerFunds Distributor, Inc.
      498 Seventh Avenue
      New York, New York 10018

Transfer Agent
      OppenheimerFunds Services
      P.O. Box 5270
      Denver, Colorado 80217
      1.800.CALL.OPP (225.5677)

Custodian Bank for the Funds
      Citibank, N.A.
      111 Wall Street
      New York, New York 10005

Custodian Bank for Master Focus Twenty Trust
      The Bank of New York
      23 William Street
      New York, New York 10286

Custodian Bank for the SP 500 Index Series of the Quantitative Master Series
Trust
      Merrill Lynch Trust Company
      800 Scudders Mill Road
      Plainsboro, New Jersey 08536

Independent Auditors
      Deloitte  Touche LLP
      555 Seventeenth Street
      Denver, Colorado  80202

Counsel to the Funds                      Counsel to the Independent Trustees
      Myer, Swanson, Adams  Wolf, P.C.         Mayer, Brown, Rowe  Maw
      1600 Broadway                             1675 Broadway
      Denver, Colorado 80202                    New York, New York 10019

PX0000.0303

--------
1. In accordance with Rule 12b-1 of the Investment Company Act, the term
"Independent Trustees" in this Statement of Additional Information refers to those Trustees who are not "interested persons" of the Fund and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.
1 Certain waivers also apply to Class M shares of Oppenheimer Convertible
Securities Fund.
2 In the case of Oppenheimer Senior Floating Rate Fund, a
continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to
"redemptions" mean "repurchases" of shares.
3 An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
4 The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement
Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.
5 However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a Retirement
Plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.
6 This provision does not apply to IRAs.
7 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.
8 The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.
9 This provision does not apply to IRAs.
10 This provision does not apply to loans from 403(b)(7) custodial plans and loans from the OppenheimerFunds-sponsored Single K retirement plan.
11 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.